UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer Street, Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2015

This report on Form N-CSR relates solely to the Registrant's Fidelity Advisor Dividend Growth Fund, Fidelity Advisor Equity Growth Fund, Fidelity Advisor Equity Income Fund, Fidelity Advisor Equity Value Fund, Fidelity Advisor Growth & Income Fund, Fidelity Advisor Growth Opportunities Fund, Fidelity Advisor Large Cap Fund, Fidelity Advisor Series Equity Growth Fund, Fidelity Advisor Series Growth Opportunities Fund, Fidelity Advisor Series Small Cap Fund, Fidelity Advisor Small Cap Fund, Fidelity Advisor Stock Selector Mid Cap Fund, and Fidelity Advisor Value Strategies Fund series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Dividend Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.00%
Actual		$ 1,000.00	$ 1,025.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class T	1.24%
Actual		$ 1,000.00	$ 1,023.90	$ 6.26
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.24
Class B	1.84%
Actual		$ 1,000.00	$ 1,021.30	$ 9.27
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Class C	1.76%
Actual		$ 1,000.00	$ 1,021.30	$ 8.87
HypotheticalA		$ 1,000.00	$ 1,016.16	$ 8.85
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,026.70	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83
Class Z	.59%
Actual		$ 1,000.00	$ 1,027.20	$ 2.98
HypotheticalA		$ 1,000.00	$ 1,021.99	$ 2.97

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	4.4
JPMorgan Chase & Co.	2.6	2.4
Johnson & Johnson	2.5	2.4
Microsoft Corp.	2.4	2.6
Wells Fargo & Co.	2.3	2.2
Google, Inc. Class C	2.2	2.2
Medtronic PLC	2.2	2.2
Exxon Mobil Corp.	2.2	1.9
Chevron Corp.	2.2	2.0
General Electric Co.	2.1	2.2
	25.3
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.8	21.1
Health Care	16.4	14.9
Financials	16.0	15.2
Consumer Discretionary	11.8	8.7
Consumer Staples	10.5	13.1
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks 97.8%		Stocks 95.0%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.1%		Short-Term Investments and Net Other Assets (Liabilities) 4.9%
* Foreign investments	16.3%	** Foreign investments	13.0%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Diversified Consumer Services - 0.7%
H&R Block, Inc.	241,164	$ 7,652
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	72,800	2,282
Interval Leisure Group, Inc.	107,000	2,784
Las Vegas Sands Corp.	10,100	513
McDonald's Corp.	87,500	8,394
Wyndham Worldwide Corp.	100,052	8,495
		22,468
Leisure Products - 0.4%
Mattel, Inc.	72,100	1,861
Vista Outdoor, Inc. (a)	55,800	2,572
		4,433
Media - 3.1%
Altice SA (a)	65,100	8,473
Comcast Corp. Class A	275,225	16,090
Corus Entertainment, Inc. Class B (non-vtg.) (d)	69,600	987
MDC Partners, Inc. Class A (sub. vtg.)	100,901	2,139
Time Warner Cable, Inc.	34,700	6,277
		33,966
Multiline Retail - 1.6%
Dillard's, Inc. Class A	60,400	7,007
Target Corp.	140,800	11,168
		18,175
Specialty Retail - 1.9%
AutoZone, Inc. (a)	16,500	11,115
Foot Locker, Inc.	156,391	9,884
Kingfisher PLC	3,905	22
		21,021
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (a)	47,100	3,210
Fossil Group, Inc. (a)	66,700	4,736
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Japan Tobacco, Inc.	289,600	$ 10,510
VF Corp.	73,600	5,184
		23,640
TOTAL CONSUMER DISCRETIONARY		131,355
CONSUMER STAPLES - 10.5%
Beverages - 3.6%
C&C Group PLC	269,600	1,041
Constellation Brands, Inc. Class A (sub. vtg.)	56,400	6,649
Dr. Pepper Snapple Group, Inc.	62,011	4,753
PepsiCo, Inc.	129,700	12,507
The Coca-Cola Co.	373,410	15,295
		40,245
Food & Staples Retailing - 3.5%
CVS Health Corp.	189,100	19,360
Kroger Co.	59,360	4,321
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	60,793	2,435
Tesco PLC	160,200	522
Tsuruha Holdings, Inc.	23,200	1,739
Walgreens Boots Alliance, Inc.	117,223	10,062
		38,439
Food Products - 1.2%
Bunge Ltd.	19,460	1,801
Greencore Group PLC	787,205	3,961
Hilton Food Group PLC	240,044	1,688
Kellogg Co.	97,200	6,101
		13,551
Household Products - 1.9%
Energizer Holdings, Inc.	19,800	2,805
Procter & Gamble Co.	229,600	17,998
		20,803
Tobacco - 0.3%
British American Tobacco PLC (United Kingdom)	69,657	3,848
TOTAL CONSUMER STAPLES		116,886
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.2%
Energy Equipment & Services - 0.0%
Aspen Aerogels, Inc.	56,042	$ 387
Oil, Gas & Consumable Fuels - 7.2%
Chevron Corp.	234,990	24,204
Emerald Oil, Inc. warrants 2/4/16 (a)	16,536	0
EQT Midstream Partners LP	31,100	2,602
Exxon Mobil Corp.	284,222	24,216
Imperial Oil Ltd.	62,100	2,436
Kinder Morgan, Inc.	228,700	9,489
MPLX LP	39,808	2,906
Northern Oil & Gas, Inc. (a)	128,694	879
Phillips 66 Partners LP	40,245	2,927
PrairieSky Royalty Ltd. (d)	121,700	3,269
Suncor Energy, Inc. (d)	236,480	6,912
		79,840
TOTAL ENERGY		80,227
FINANCIALS - 16.0%
Banks - 10.6%
Bank of America Corp.	1,157,703	19,102
Citigroup, Inc.	286,723	15,506
JPMorgan Chase & Co.	444,593	29,245
PacWest Bancorp	159,000	7,138
SunTrust Banks, Inc.	165,600	7,068
U.S. Bancorp	329,117	14,188
Wells Fargo & Co.	456,390	25,540
		117,787
Capital Markets - 1.8%
Ameriprise Financial, Inc.	62,500	7,787
Diamond Hill Investment Group, Inc.	6,600	1,263
Franklin Resources, Inc.	56,300	2,866
The Blackstone Group LP	186,290	8,160
		20,076
Consumer Finance - 1.1%
Capital One Financial Corp.	146,582	12,248
Imperial Holdings, Inc. warrants 4/11/19 (a)	4,481	1
		12,249
Diversified Financial Services - 1.1%
McGraw Hill Financial, Inc.	116,000	12,035
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.9%
MetLife, Inc.	110,900	$ 5,796
The Chubb Corp.	40,600	3,959
		9,755
Real Estate Investment Trusts - 0.5%
American Tower Corp.	66,000	6,124
TOTAL FINANCIALS		178,026
HEALTH CARE - 16.4%
Biotechnology - 1.5%
Amgen, Inc.	106,737	16,679
Health Care Equipment & Supplies - 2.9%
Medtronic PLC	317,702	24,247
The Cooper Companies, Inc.	46,102	8,380
		32,627
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	144,542	12,744
McKesson Corp.	63,132	14,977
		27,721
Health Care Technology - 0.2%
CompuGroup Medical AG	60,379	2,002
Life Sciences Tools & Services - 0.6%
Lonza Group AG	45,054	6,328
Pharmaceuticals - 8.7%
AbbVie, Inc.	184,900	12,312
Actavis PLC (a)	42,200	12,947
Astellas Pharma, Inc.	355,300	5,157
Johnson & Johnson	278,602	27,899
Sanofi SA sponsored ADR	150,100	7,416
Shire PLC	193,600	16,745
Teva Pharmaceutical Industries Ltd. sponsored ADR	237,300	14,262
		96,738
TOTAL HEALTH CARE		182,095
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.9%
The Boeing Co.	50,800	$ 7,138
United Technologies Corp.	118,801	13,920
		21,058
Air Freight & Logistics - 1.3%
FedEx Corp.	80,406	13,928
Airlines - 0.1%
Copa Holdings SA Class A	17,800	1,518
Construction & Engineering - 0.1%
Astaldi SpA	83,600	729
Electrical Equipment - 0.4%
Babcock & Wilcox Co.	120,700	4,018
Industrial Conglomerates - 3.7%
Danaher Corp.	124,294	10,729
General Electric Co.	869,800	23,719
Roper Industries, Inc.	39,196	6,858
		41,306
Machinery - 0.8%
Deere & Co.	82,100	7,691
Manitowoc Co., Inc.	80,403	1,516
		9,207
Road & Rail - 0.3%
CSX Corp.	89,900	3,064
Trading Companies & Distributors - 0.0%
Now, Inc. (d)	17,720	410
TOTAL INDUSTRIALS		95,238
INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 3.4%
Cisco Systems, Inc.	635,579	18,629
QUALCOMM, Inc.	274,978	19,160
		37,789
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	147,943	10,208
Internet Software & Services - 2.2%
Google, Inc. Class C	45,728	24,332
IT Services - 3.1%
ASAC II LP (a)(e)	298,480	5,070
Fidelity National Information Services, Inc.	165,198	10,358
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	90,500	$ 15,353
Leidos Holdings, Inc.	54,200	2,304
Science Applications International Corp.	21,900	1,161
		34,246
Software - 4.9%
Activision Blizzard, Inc.	207,867	5,251
Micro Focus International PLC	93,100	1,884
Microsoft Corp.	573,563	26,877
Oracle Corp.	470,228	20,450
		54,462
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	396,324	51,632
EMC Corp.	411,200	10,831
Hewlett-Packard Co.	283,200	9,459
Samsung Electronics Co. Ltd.	3,771	4,424
Western Digital Corp.	40,900	3,982
		80,328
TOTAL INFORMATION TECHNOLOGY		241,365
MATERIALS - 3.5%
Chemicals - 3.2%
CF Industries Holdings, Inc.	27,600	8,718
E.I. du Pont de Nemours & Co.	131,900	9,366
LyondellBasell Industries NV Class A	52,800	5,338
Monsanto Co.	42,700	4,995
Potash Corp. of Saskatchewan, Inc.	232,600	7,321
		35,738
Containers & Packaging - 0.3%
Ball Corp.	39,100	2,776
TOTAL MATERIALS		38,514
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	167,800	6,549
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.4%
Electric Utilities - 0.8%
Edison International	67,300	$ 4,093
Xcel Energy, Inc.	119,364	4,064
		8,157
Multi-Utilities - 0.6%
NiSource, Inc.	147,500	6,959
TOTAL UTILITIES		15,116
TOTAL COMMON STOCKS (Cost $900,606)		1,085,371
Convertible Bonds - 0.1%
Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $791)	$ 791	693
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	23,164,002	23,164
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	11,712,810	11,713
TOTAL MONEY MARKET FUNDS (Cost $34,877)		34,877
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $936,274)		1,120,941
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(10,641)
NET ASSETS - 100%		$ 1,110,300
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,070,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 2,985
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 26
Fidelity Securities Lending Cash Central Fund	65
Total	$ 91
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 131,355	$ 120,823	$ 10,532	$ -
Consumer Staples	116,886	110,777	6,109	-
Energy	80,227	80,227	-	-
Financials	178,026	178,025	1	-
Health Care	182,095	160,193	21,902	-
Industrials	95,238	95,238	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 241,365	$ 236,295	$ -	$ 5,070
Materials	38,514	38,514	-	-
Telecommunication Services	6,549	6,549	-	-
Utilities	15,116	15,116	-	-
Corporate Bonds	693	-	693	-
Money Market Funds	34,877	34,877	-	-
Total Investments in Securities:	$ 1,120,941	$ 1,076,634	$ 39,237	$ 5,070

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 14,007
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	83.7%
Ireland	3.9%
Canada	2.1%
Japan	1.5%
Bailiwick of Jersey	1.5%
Israel	1.5%
Switzerland	1.5%
United Kingdom	1.3%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,263) - See accompanying schedule: Unaffiliated issuers (cost $901,397)	$ 1,086,064
Fidelity Central Funds (cost $34,877)	34,877
Total Investments (cost $936,274)		$ 1,120,941
Foreign currency held at value (cost $1)		1
Receivable for fund shares sold		482
Dividends receivable		2,470
Interest receivable		6
Distributions receivable from Fidelity Central Funds		9
Other receivables		3
Total assets		1,123,912

Liabilities
Payable for investments purchased	$ 10
Payable for fund shares redeemed	696
Accrued management fee	523
Distribution and service plan fees payable	407
Other affiliated payables	220
Other payables and accrued expenses	43
Collateral on securities loaned, at value	11,713
Total liabilities		13,612

Net Assets		$ 1,110,300
Net Assets consist of:
Paid in capital		$ 872,862
Undistributed net investment income		5,169
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,607
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		184,662
Net Assets		$ 1,110,300

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($377,217 ÷ 21,120.489 shares)	$ 17.86

Maximum offering price per share (100/94.25 of $17.86)	$ 18.95
Class T: Net Asset Value and redemption price per share ($405,001 ÷ 22,779.274 shares)	$ 17.78

Maximum offering price per share (100/96.50 of $17.78)	$ 18.42
Class B: Net Asset Value and offering price per share ($8,856 ÷ 516.196 shares)A	$ 17.16

Class C: Net Asset Value and offering price per share ($179,379 ÷ 10,503.007 shares)A	$ 17.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($133,317 ÷ 7,157.291 shares)	$ 18.63

Class Z: Net Asset Value, offering price and redemption price per share ($6,530 ÷ 346.276 shares)	$ 18.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 11,639
Interest		12
Income from Fidelity Central Funds		91
Total income		11,742

Expenses
Management fee Basic fee	$ 3,039
Performance adjustment	(322)
Transfer agent fees	1,150
Distribution and service plan fees	2,428
Accounting and security lending fees	182
Custodian fees and expenses	23
Independent trustees' compensation	2
Registration fees	48
Audit	29
Legal	2
Miscellaneous	5
Total expenses before reductions	6,586
Expense reductions	(13)	6,573
Net investment income (loss)		5,169
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,048
Foreign currency transactions	(37)
Total net realized gain (loss)		48,011
Change in net unrealized appreciation (depreciation) on: Investment securities	(26,798)
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		(26,791)
Net gain (loss)		21,220
Net increase (decrease) in net assets resulting from operations		$ 26,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,169	$ 11,692
Net realized gain (loss)	48,011	133,433
Change in net unrealized appreciation (depreciation)	(26,791)	(1,155)
Net increase (decrease) in net assets resulting from operations	26,389	143,970
Distributions to shareholders from net investment income	(9,131)	(4,242)
Distributions to shareholders from net realized gain	(113,106)	(420)
Total distributions	(122,237)	(4,662)
Share transactions - net increase (decrease)	86,428	(80,124)
Total increase (decrease) in net assets	(9,420)	59,184

Net Assets
Beginning of period	1,119,720	1,060,536
End of period (including undistributed net investment income of $5,169 and undistributed net investment income of $9,131, respectively)	$ 1,110,300	$ 1,119,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.65	$ 17.23	$ 13.33	$ 11.45	$ 11.58	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.10	.23H	.13	.07	.02	.03I
Net realized and unrealized gain (loss)	.27	2.29	3.87	1.81	(.09)	1.66
Total from investment operations	.37	2.52	4.00	1.88	(.07)	1.69
Distributions from net investment income	(.19)	(.09)	(.10)	-	-	(.02)
Distributions from net realized gain	(1.96)	(.01)	-	-	(.06)	(.05)
Total distributions	(2.16) L	(.10)	(.10)	-	(.06)	(.06) K
Net asset value, end of period	$ 17.86	$ 19.65	$ 17.23	$ 13.33	$ 11.45	$ 11.58
Total ReturnB, C, D	2.51%	14.70%	30.26%	16.42%	(.63)%	17.09%
Ratios to Average Net Assets F, J
Expenses before reductions	1.00%A	.94%	.98%	1.21%	1.36%	1.36%
Expenses net of fee waivers, if any	1.00%A	.94%	.98%	1.21%	1.33%	1.25%
Expenses net of all reductions	1.00%A	.94%	.97%	1.20%	1.33%	1.24%
Net investment income (loss)	1.12%A	1.29%H	.87%	.53%	.16%	.24% I
Supplemental Data
Net assets, end of period (in millions)	$ 377	$ 386	$ 369	$ 301	$ 295	$ 285
Portfolio turnover rateG	62% A	106%	70%	64%	68%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.045 per share. L Total distributions of $2.16 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.962 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.55	$ 17.15	$ 13.26	$ 11.42	$ 11.55	$ 9.92
Income from Investment Operations
Net investment income (loss) E	.08	.19H	.10	.04	(.01)	-I, K
Net realized and unrealized gain (loss)	.26	2.27	3.86	1.80	(.09)	1.67
Total from investment operations	.34	2.46	3.96	1.84	(.10)	1.67
Distributions from net investment income	(.15)	(.06)	(.07)	-	-	-
Distributions from net realized gain	(1.96)	(.01)	-	-	(.03)	(.04)
Total distributions	(2.11)	(.06) L	(.07)	-	(.03)	(.04)
Net asset value, end of period	$ 17.78	$ 19.55	$ 17.15	$ 13.26	$ 11.42	$ 11.55
Total ReturnB, C, D	2.39%	14.41%	30.05%	16.11%	(.90)%	16.88%
Ratios to Average Net Assets F, J
Expenses before reductions	1.24%A	1.18%	1.20%	1.42%	1.57%	1.57%
Expenses net of fee waivers, if any	1.24%A	1.18%	1.20%	1.42%	1.55%	1.50%
Expenses net of all reductions	1.24%A	1.17%	1.19%	1.42%	1.54%	1.49%
Net investment income (loss)	.88%A	1.05%H	.65%	.32%	(.06)%	(.01)%I
Supplemental Data
Net assets, end of period (in millions)	$ 405	$ 412	$ 375	$ 304	$ 294	$ 322
Portfolio turnover rateG	62% A	106%	70%	64%	68%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .83%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.84	$ 16.57	$ 12.82	$ 11.11	$ 11.26	$ 9.68
Income from Investment Operations
Net investment income (loss) E	.02	.08H	.01	(.03)	(.07)	(.05) I
Net realized and unrealized gain (loss)	.27	2.20	3.74	1.74	(.08)	1.63
Total from investment operations	.29	2.28	3.75	1.71	(.15)	1.58
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	(1.96)	(.01)	-	-	-	-
Total distributions	(1.97)	(.01)	-	-	-	-
Net asset value, end of period	$ 17.16	$ 18.84	$ 16.57	$ 12.82	$ 11.11	$ 11.26
Total ReturnB, C, D	2.13%	13.75%	29.25%	15.39%	(1.33)%	16.32%
Ratios to Average Net Assets F, J
Expenses before reductions	1.84%A	1.78%	1.79%	1.99%	2.14%	2.13%
Expenses net of fee waivers, if any	1.84%A	1.78%	1.79%	1.99%	2.09%	2.00%
Expenses net of all reductions	1.83%A	1.78%	1.78%	1.99%	2.09%	2.00%
Net investment income (loss)	.28%A	.45%H	.06%	(.25)%	(.61)%	(.51)%I
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 11	$ 15	$ 17	$ 22	$ 43
Portfolio turnover rateG	62% A	106%	70%	64%	68%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .23%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.82	$ 16.54	$ 12.79	$ 11.07	$ 11.22	$ 9.65
Income from Investment Operations
Net investment income (loss) E	.03	.09H	.02	(.02)	(.07)	(.05) I
Net realized and unrealized gain (loss)	.26	2.20	3.73	1.74	(.08)	1.62
Total from investment operations	.29	2.29	3.75	1.72	(.15)	1.57
Distributions from net investment income	(.06)	-	-	-	-	-
Distributions from net realized gain	(1.96)	(.01)	-	-	-	- K
Total distributions	(2.03) L	(.01)	-	-	-	- K
Net asset value, end of period	$ 17.08	$ 18.82	$ 16.54	$ 12.79	$ 11.07	$ 11.22
Total ReturnB, C, D	2.13%	13.83%	29.36%	15.54%	(1.34)%	16.31%
Ratios to Average Net Assets F, J
Expenses before reductions	1.76%A	1.69%	1.72%	1.94%	2.08%	2.08%
Expenses net of fee waivers, if any	1.76%A	1.69%	1.72%	1.94%	2.06%	2.00%
Expenses net of all reductions	1.76%A	1.69%	1.71%	1.93%	2.05%	1.99%
Net investment income (loss)	.36%A	.54%H	.13%	(.20)%	(.57)%	(.51)%I
Supplemental Data
Net assets, end of period (in millions)	$ 179	$ 179	$ 160	$ 123	$ 124	$ 129
Portfolio turnover rateG	62% A	106%	70%	64%	68%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .32%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $2.03 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.962 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.42	$ 17.91	$ 13.86	$ 11.88	$ 12.00	$ 10.31
Income from Investment Operations
Net investment income (loss) D	.13	.29G	.18	.11	.06	.05H
Net realized and unrealized gain (loss)	.28	2.37	4.02	1.87	(.09)	1.74
Total from investment operations	.41	2.66	4.20	1.98	(.03)	1.79
Distributions from net investment income	(.24)	(.14)	(.15)	-	(.02)	(.06)
Distributions from net realized gain	(1.96)	(.01)	-	-	(.07)	(.04)
Total distributions	(2.20)	(.15)	(.15)	-	(.09)	(.10)
Net asset value, end of period	$ 18.63	$ 20.42	$ 17.91	$ 13.86	$ 11.88	$ 12.00
Total ReturnB, C	2.67%	14.99%	30.63%	16.67%	(.33)%	17.47%
Ratios to Average Net Assets E, I
Expenses before reductions	.76%A	.69%	.70%	.91%	1.04%	1.03%
Expenses net of fee waivers, if any	.76%A	.69%	.70%	.91%	1.03%	1.00%
Expenses net of all reductions	.76%A	.69%	.69%	.90%	1.02%	.99%
Net investment income (loss)	1.36%A	1.54%G	1.15%	.83%	.46%	.49%H
Supplemental Data
Net assets, end of period (in millions)	$ 133	$ 131	$ 135	$ 103	$ 83	$ 73
Portfolio turnover rateF	62% A	106%	70%	64%	68%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.32%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 20.44	$ 17.92	$ 16.59
Income from Investment Operations
Net investment income (loss) D	.14	.31G	.06
Net realized and unrealized gain (loss)	.29	2.38	1.27
Total from investment operations	.43	2.69	1.33
Distributions from net investment income	(.05)	(.17)	-
Distributions from net realized gain	(1.96)	(.01)	-
Total distributions	(2.01)	(.17) J	-
Net asset value, end of period	$ 18.86	$ 20.44	$ 17.92
Total ReturnB, C	2.72%	15.20%	8.02%
Ratios to Average Net Assets E, I
Expenses before reductions	.59%A	.52%	.54%A
Expenses net of fee waivers, if any	.59%A	.52%	.54%A
Expenses net of all reductions	.59%A	.52%	.52%A
Net investment income (loss)	1.53%A	1.71%G	1.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,530	$ 118	$ 7,394
Portfolio turnover rateF	62% A	106%	70%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.49%. H For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.17 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 205,307
Gross unrealized depreciation	(22,077)
Net unrealized appreciation (depreciation) on securities	$ 183,230

Tax cost	$ 937,711

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $332,061 and $330,705, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 473	$ 8
Class T	.25%	.25%	1,017	14
Class B	.75%	.25%	50	38
Class C	.75%	.25%	888	73
			$ 2,428	$ 133

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 56
Class T	10
Class B*	2
Class C*	6
$ 74

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 398.21
Class T	402.20
Class B	15.29
Class C	191.22
Institutional Class	143.22
Class Z	1.05
	$ 1,150

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent

Semiannual Report

7. Security Lending - continued

fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $65, including four hundred and thirty-one dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 3,806	$ 1,902
Class T	3,175	1,201
Class B	5	-
Class C	609	-
Institutional Class	1,536	1,071
Class Z	-	68
Total	$ 9,131	$ 4,242
From net realized gain
Class A	$ 38,921	$ 147
Class T	41,529	152
Class B	1,164	6
Class C	18,788	68
Institutional Class	12,693	44
Class Z	11	3
Total	$ 113,106	$ 420

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	1,581	2,553	$ 27,952	$ 46,007
Reinvestment of distributions	2,322	107	39,381	1,806
Shares redeemed	(2,433)	(4,408)	(42,859)	(79,256)
Net increase (decrease)	1,470	(1,748)	$ 24,474	$ (31,443)
Class T
Shares sold	2,344	3,910	$ 41,158	$ 70,377
Reinvestment of distributions	2,576	77	43,556	1,302
Shares redeemed	(3,211)	(4,771)	(56,479)	(85,489)
Net increase (decrease)	1,709	(784)	$ 28,235	$ (13,810)
Class B
Shares sold	11	29	$ 197	$ 480
Reinvestment of distributions	68	0	1,105	5
Shares redeemed	(161)	(319)	(2,723)	(5,509)
Net increase (decrease)	(82)	(290)	$ (1,421)	$ (5,024)
Class C
Shares sold	808	1,183	$ 13,566	$ 20,503
Reinvestment of distributions	1,033	3	16,812	58
Shares redeemed	(857)	(1,331)	(14,447)	(23,161)
Net increase (decrease)	984	(145)	$ 15,931	$ (2,600)
Institutional Class
Shares sold	1,106	1,479	$ 20,405	$ 27,537
Reinvestment of distributions	752	59	13,280	1,027
Shares redeemed	(1,126)	(2,664)	(20,883)	(48,359)
Net increase (decrease)	732	(1,126)	$ 12,802	$ (19,795)
Class Z
Shares sold	351	23	$ 6,617	$ 420
Reinvestment of distributions	1	4	11	71
Shares redeemed	(12)	(434)	(221)	(7,943)
Net increase (decrease)	340	(407)	$ 6,407	$ (7,452)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADGF-USAN-0715
1.786779.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Dividend Growth

Fund - Institutional Class

(To be renamed Class I
effective July 1, 2015)

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.00%
Actual		$ 1,000.00	$ 1,025.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class T	1.24%
Actual		$ 1,000.00	$ 1,023.90	$ 6.26
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.24
Class B	1.84%
Actual		$ 1,000.00	$ 1,021.30	$ 9.27
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Class C	1.76%
Actual		$ 1,000.00	$ 1,021.30	$ 8.87
HypotheticalA		$ 1,000.00	$ 1,016.16	$ 8.85
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,026.70	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83
Class Z	.59%
Actual		$ 1,000.00	$ 1,027.20	$ 2.98
HypotheticalA		$ 1,000.00	$ 1,021.99	$ 2.97

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	4.4
JPMorgan Chase & Co.	2.6	2.4
Johnson & Johnson	2.5	2.4
Microsoft Corp.	2.4	2.6
Wells Fargo & Co.	2.3	2.2
Google, Inc. Class C	2.2	2.2
Medtronic PLC	2.2	2.2
Exxon Mobil Corp.	2.2	1.9
Chevron Corp.	2.2	2.0
General Electric Co.	2.1	2.2
	25.3
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.8	21.1
Health Care	16.4	14.9
Financials	16.0	15.2
Consumer Discretionary	11.8	8.7
Consumer Staples	10.5	13.1
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks 97.8%		Stocks 95.0%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.1%		Short-Term Investments and Net Other Assets (Liabilities) 4.9%
* Foreign investments	16.3%	** Foreign investments	13.0%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Diversified Consumer Services - 0.7%
H&R Block, Inc.	241,164	$ 7,652
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	72,800	2,282
Interval Leisure Group, Inc.	107,000	2,784
Las Vegas Sands Corp.	10,100	513
McDonald's Corp.	87,500	8,394
Wyndham Worldwide Corp.	100,052	8,495
		22,468
Leisure Products - 0.4%
Mattel, Inc.	72,100	1,861
Vista Outdoor, Inc. (a)	55,800	2,572
		4,433
Media - 3.1%
Altice SA (a)	65,100	8,473
Comcast Corp. Class A	275,225	16,090
Corus Entertainment, Inc. Class B (non-vtg.) (d)	69,600	987
MDC Partners, Inc. Class A (sub. vtg.)	100,901	2,139
Time Warner Cable, Inc.	34,700	6,277
		33,966
Multiline Retail - 1.6%
Dillard's, Inc. Class A	60,400	7,007
Target Corp.	140,800	11,168
		18,175
Specialty Retail - 1.9%
AutoZone, Inc. (a)	16,500	11,115
Foot Locker, Inc.	156,391	9,884
Kingfisher PLC	3,905	22
		21,021
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (a)	47,100	3,210
Fossil Group, Inc. (a)	66,700	4,736
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Japan Tobacco, Inc.	289,600	$ 10,510
VF Corp.	73,600	5,184
		23,640
TOTAL CONSUMER DISCRETIONARY		131,355
CONSUMER STAPLES - 10.5%
Beverages - 3.6%
C&C Group PLC	269,600	1,041
Constellation Brands, Inc. Class A (sub. vtg.)	56,400	6,649
Dr. Pepper Snapple Group, Inc.	62,011	4,753
PepsiCo, Inc.	129,700	12,507
The Coca-Cola Co.	373,410	15,295
		40,245
Food & Staples Retailing - 3.5%
CVS Health Corp.	189,100	19,360
Kroger Co.	59,360	4,321
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	60,793	2,435
Tesco PLC	160,200	522
Tsuruha Holdings, Inc.	23,200	1,739
Walgreens Boots Alliance, Inc.	117,223	10,062
		38,439
Food Products - 1.2%
Bunge Ltd.	19,460	1,801
Greencore Group PLC	787,205	3,961
Hilton Food Group PLC	240,044	1,688
Kellogg Co.	97,200	6,101
		13,551
Household Products - 1.9%
Energizer Holdings, Inc.	19,800	2,805
Procter & Gamble Co.	229,600	17,998
		20,803
Tobacco - 0.3%
British American Tobacco PLC (United Kingdom)	69,657	3,848
TOTAL CONSUMER STAPLES		116,886
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.2%
Energy Equipment & Services - 0.0%
Aspen Aerogels, Inc.	56,042	$ 387
Oil, Gas & Consumable Fuels - 7.2%
Chevron Corp.	234,990	24,204
Emerald Oil, Inc. warrants 2/4/16 (a)	16,536	0
EQT Midstream Partners LP	31,100	2,602
Exxon Mobil Corp.	284,222	24,216
Imperial Oil Ltd.	62,100	2,436
Kinder Morgan, Inc.	228,700	9,489
MPLX LP	39,808	2,906
Northern Oil & Gas, Inc. (a)	128,694	879
Phillips 66 Partners LP	40,245	2,927
PrairieSky Royalty Ltd. (d)	121,700	3,269
Suncor Energy, Inc. (d)	236,480	6,912
		79,840
TOTAL ENERGY		80,227
FINANCIALS - 16.0%
Banks - 10.6%
Bank of America Corp.	1,157,703	19,102
Citigroup, Inc.	286,723	15,506
JPMorgan Chase & Co.	444,593	29,245
PacWest Bancorp	159,000	7,138
SunTrust Banks, Inc.	165,600	7,068
U.S. Bancorp	329,117	14,188
Wells Fargo & Co.	456,390	25,540
		117,787
Capital Markets - 1.8%
Ameriprise Financial, Inc.	62,500	7,787
Diamond Hill Investment Group, Inc.	6,600	1,263
Franklin Resources, Inc.	56,300	2,866
The Blackstone Group LP	186,290	8,160
		20,076
Consumer Finance - 1.1%
Capital One Financial Corp.	146,582	12,248
Imperial Holdings, Inc. warrants 4/11/19 (a)	4,481	1
		12,249
Diversified Financial Services - 1.1%
McGraw Hill Financial, Inc.	116,000	12,035
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.9%
MetLife, Inc.	110,900	$ 5,796
The Chubb Corp.	40,600	3,959
		9,755
Real Estate Investment Trusts - 0.5%
American Tower Corp.	66,000	6,124
TOTAL FINANCIALS		178,026
HEALTH CARE - 16.4%
Biotechnology - 1.5%
Amgen, Inc.	106,737	16,679
Health Care Equipment & Supplies - 2.9%
Medtronic PLC	317,702	24,247
The Cooper Companies, Inc.	46,102	8,380
		32,627
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	144,542	12,744
McKesson Corp.	63,132	14,977
		27,721
Health Care Technology - 0.2%
CompuGroup Medical AG	60,379	2,002
Life Sciences Tools & Services - 0.6%
Lonza Group AG	45,054	6,328
Pharmaceuticals - 8.7%
AbbVie, Inc.	184,900	12,312
Actavis PLC (a)	42,200	12,947
Astellas Pharma, Inc.	355,300	5,157
Johnson & Johnson	278,602	27,899
Sanofi SA sponsored ADR	150,100	7,416
Shire PLC	193,600	16,745
Teva Pharmaceutical Industries Ltd. sponsored ADR	237,300	14,262
		96,738
TOTAL HEALTH CARE		182,095
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.9%
The Boeing Co.	50,800	$ 7,138
United Technologies Corp.	118,801	13,920
		21,058
Air Freight & Logistics - 1.3%
FedEx Corp.	80,406	13,928
Airlines - 0.1%
Copa Holdings SA Class A	17,800	1,518
Construction & Engineering - 0.1%
Astaldi SpA	83,600	729
Electrical Equipment - 0.4%
Babcock & Wilcox Co.	120,700	4,018
Industrial Conglomerates - 3.7%
Danaher Corp.	124,294	10,729
General Electric Co.	869,800	23,719
Roper Industries, Inc.	39,196	6,858
		41,306
Machinery - 0.8%
Deere & Co.	82,100	7,691
Manitowoc Co., Inc.	80,403	1,516
		9,207
Road & Rail - 0.3%
CSX Corp.	89,900	3,064
Trading Companies & Distributors - 0.0%
Now, Inc. (d)	17,720	410
TOTAL INDUSTRIALS		95,238
INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 3.4%
Cisco Systems, Inc.	635,579	18,629
QUALCOMM, Inc.	274,978	19,160
		37,789
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	147,943	10,208
Internet Software & Services - 2.2%
Google, Inc. Class C	45,728	24,332
IT Services - 3.1%
ASAC II LP (a)(e)	298,480	5,070
Fidelity National Information Services, Inc.	165,198	10,358
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	90,500	$ 15,353
Leidos Holdings, Inc.	54,200	2,304
Science Applications International Corp.	21,900	1,161
		34,246
Software - 4.9%
Activision Blizzard, Inc.	207,867	5,251
Micro Focus International PLC	93,100	1,884
Microsoft Corp.	573,563	26,877
Oracle Corp.	470,228	20,450
		54,462
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	396,324	51,632
EMC Corp.	411,200	10,831
Hewlett-Packard Co.	283,200	9,459
Samsung Electronics Co. Ltd.	3,771	4,424
Western Digital Corp.	40,900	3,982
		80,328
TOTAL INFORMATION TECHNOLOGY		241,365
MATERIALS - 3.5%
Chemicals - 3.2%
CF Industries Holdings, Inc.	27,600	8,718
E.I. du Pont de Nemours & Co.	131,900	9,366
LyondellBasell Industries NV Class A	52,800	5,338
Monsanto Co.	42,700	4,995
Potash Corp. of Saskatchewan, Inc.	232,600	7,321
		35,738
Containers & Packaging - 0.3%
Ball Corp.	39,100	2,776
TOTAL MATERIALS		38,514
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	167,800	6,549
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.4%
Electric Utilities - 0.8%
Edison International	67,300	$ 4,093
Xcel Energy, Inc.	119,364	4,064
		8,157
Multi-Utilities - 0.6%
NiSource, Inc.	147,500	6,959
TOTAL UTILITIES		15,116
TOTAL COMMON STOCKS (Cost $900,606)		1,085,371
Convertible Bonds - 0.1%
Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $791)	$ 791	693
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	23,164,002	23,164
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	11,712,810	11,713
TOTAL MONEY MARKET FUNDS (Cost $34,877)		34,877
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $936,274)		1,120,941
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(10,641)
NET ASSETS - 100%		$ 1,110,300
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,070,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 2,985
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 26
Fidelity Securities Lending Cash Central Fund	65
Total	$ 91
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 131,355	$ 120,823	$ 10,532	$ -
Consumer Staples	116,886	110,777	6,109	-
Energy	80,227	80,227	-	-
Financials	178,026	178,025	1	-
Health Care	182,095	160,193	21,902	-
Industrials	95,238	95,238	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 241,365	$ 236,295	$ -	$ 5,070
Materials	38,514	38,514	-	-
Telecommunication Services	6,549	6,549	-	-
Utilities	15,116	15,116	-	-
Corporate Bonds	693	-	693	-
Money Market Funds	34,877	34,877	-	-
Total Investments in Securities:	$ 1,120,941	$ 1,076,634	$ 39,237	$ 5,070

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 14,007
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	83.7%
Ireland	3.9%
Canada	2.1%
Japan	1.5%
Bailiwick of Jersey	1.5%
Israel	1.5%
Switzerland	1.5%
United Kingdom	1.3%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,263) - See accompanying schedule: Unaffiliated issuers (cost $901,397)	$ 1,086,064
Fidelity Central Funds (cost $34,877)	34,877
Total Investments (cost $936,274)		$ 1,120,941
Foreign currency held at value (cost $1)		1
Receivable for fund shares sold		482
Dividends receivable		2,470
Interest receivable		6
Distributions receivable from Fidelity Central Funds		9
Other receivables		3
Total assets		1,123,912

Liabilities
Payable for investments purchased	$ 10
Payable for fund shares redeemed	696
Accrued management fee	523
Distribution and service plan fees payable	407
Other affiliated payables	220
Other payables and accrued expenses	43
Collateral on securities loaned, at value	11,713
Total liabilities		13,612

Net Assets		$ 1,110,300
Net Assets consist of:
Paid in capital		$ 872,862
Undistributed net investment income		5,169
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,607
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		184,662
Net Assets		$ 1,110,300

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($377,217 ÷ 21,120.489 shares)	$ 17.86

Maximum offering price per share (100/94.25 of $17.86)	$ 18.95
Class T: Net Asset Value and redemption price per share ($405,001 ÷ 22,779.274 shares)	$ 17.78

Maximum offering price per share (100/96.50 of $17.78)	$ 18.42
Class B: Net Asset Value and offering price per share ($8,856 ÷ 516.196 shares)A	$ 17.16

Class C: Net Asset Value and offering price per share ($179,379 ÷ 10,503.007 shares)A	$ 17.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($133,317 ÷ 7,157.291 shares)	$ 18.63

Class Z: Net Asset Value, offering price and redemption price per share ($6,530 ÷ 346.276 shares)	$ 18.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 11,639
Interest		12
Income from Fidelity Central Funds		91
Total income		11,742

Expenses
Management fee Basic fee	$ 3,039
Performance adjustment	(322)
Transfer agent fees	1,150
Distribution and service plan fees	2,428
Accounting and security lending fees	182
Custodian fees and expenses	23
Independent trustees' compensation	2
Registration fees	48
Audit	29
Legal	2
Miscellaneous	5
Total expenses before reductions	6,586
Expense reductions	(13)	6,573
Net investment income (loss)		5,169
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,048
Foreign currency transactions	(37)
Total net realized gain (loss)		48,011
Change in net unrealized appreciation (depreciation) on: Investment securities	(26,798)
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		(26,791)
Net gain (loss)		21,220
Net increase (decrease) in net assets resulting from operations		$ 26,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,169	$ 11,692
Net realized gain (loss)	48,011	133,433
Change in net unrealized appreciation (depreciation)	(26,791)	(1,155)
Net increase (decrease) in net assets resulting from operations	26,389	143,970
Distributions to shareholders from net investment income	(9,131)	(4,242)
Distributions to shareholders from net realized gain	(113,106)	(420)
Total distributions	(122,237)	(4,662)
Share transactions - net increase (decrease)	86,428	(80,124)
Total increase (decrease) in net assets	(9,420)	59,184

Net Assets
Beginning of period	1,119,720	1,060,536
End of period (including undistributed net investment income of $5,169 and undistributed net investment income of $9,131, respectively)	$ 1,110,300	$ 1,119,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.65	$ 17.23	$ 13.33	$ 11.45	$ 11.58	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.10	.23H	.13	.07	.02	.03I
Net realized and unrealized gain (loss)	.27	2.29	3.87	1.81	(.09)	1.66
Total from investment operations	.37	2.52	4.00	1.88	(.07)	1.69
Distributions from net investment income	(.19)	(.09)	(.10)	-	-	(.02)
Distributions from net realized gain	(1.96)	(.01)	-	-	(.06)	(.05)
Total distributions	(2.16) L	(.10)	(.10)	-	(.06)	(.06) K
Net asset value, end of period	$ 17.86	$ 19.65	$ 17.23	$ 13.33	$ 11.45	$ 11.58
Total ReturnB, C, D	2.51%	14.70%	30.26%	16.42%	(.63)%	17.09%
Ratios to Average Net Assets F, J
Expenses before reductions	1.00%A	.94%	.98%	1.21%	1.36%	1.36%
Expenses net of fee waivers, if any	1.00%A	.94%	.98%	1.21%	1.33%	1.25%
Expenses net of all reductions	1.00%A	.94%	.97%	1.20%	1.33%	1.24%
Net investment income (loss)	1.12%A	1.29%H	.87%	.53%	.16%	.24% I
Supplemental Data
Net assets, end of period (in millions)	$ 377	$ 386	$ 369	$ 301	$ 295	$ 285
Portfolio turnover rateG	62% A	106%	70%	64%	68%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.045 per share. L Total distributions of $2.16 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.962 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.55	$ 17.15	$ 13.26	$ 11.42	$ 11.55	$ 9.92
Income from Investment Operations
Net investment income (loss) E	.08	.19H	.10	.04	(.01)	-I, K
Net realized and unrealized gain (loss)	.26	2.27	3.86	1.80	(.09)	1.67
Total from investment operations	.34	2.46	3.96	1.84	(.10)	1.67
Distributions from net investment income	(.15)	(.06)	(.07)	-	-	-
Distributions from net realized gain	(1.96)	(.01)	-	-	(.03)	(.04)
Total distributions	(2.11)	(.06) L	(.07)	-	(.03)	(.04)
Net asset value, end of period	$ 17.78	$ 19.55	$ 17.15	$ 13.26	$ 11.42	$ 11.55
Total ReturnB, C, D	2.39%	14.41%	30.05%	16.11%	(.90)%	16.88%
Ratios to Average Net Assets F, J
Expenses before reductions	1.24%A	1.18%	1.20%	1.42%	1.57%	1.57%
Expenses net of fee waivers, if any	1.24%A	1.18%	1.20%	1.42%	1.55%	1.50%
Expenses net of all reductions	1.24%A	1.17%	1.19%	1.42%	1.54%	1.49%
Net investment income (loss)	.88%A	1.05%H	.65%	.32%	(.06)%	(.01)%I
Supplemental Data
Net assets, end of period (in millions)	$ 405	$ 412	$ 375	$ 304	$ 294	$ 322
Portfolio turnover rateG	62% A	106%	70%	64%	68%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .83%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.84	$ 16.57	$ 12.82	$ 11.11	$ 11.26	$ 9.68
Income from Investment Operations
Net investment income (loss) E	.02	.08H	.01	(.03)	(.07)	(.05) I
Net realized and unrealized gain (loss)	.27	2.20	3.74	1.74	(.08)	1.63
Total from investment operations	.29	2.28	3.75	1.71	(.15)	1.58
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	(1.96)	(.01)	-	-	-	-
Total distributions	(1.97)	(.01)	-	-	-	-
Net asset value, end of period	$ 17.16	$ 18.84	$ 16.57	$ 12.82	$ 11.11	$ 11.26
Total ReturnB, C, D	2.13%	13.75%	29.25%	15.39%	(1.33)%	16.32%
Ratios to Average Net Assets F, J
Expenses before reductions	1.84%A	1.78%	1.79%	1.99%	2.14%	2.13%
Expenses net of fee waivers, if any	1.84%A	1.78%	1.79%	1.99%	2.09%	2.00%
Expenses net of all reductions	1.83%A	1.78%	1.78%	1.99%	2.09%	2.00%
Net investment income (loss)	.28%A	.45%H	.06%	(.25)%	(.61)%	(.51)%I
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 11	$ 15	$ 17	$ 22	$ 43
Portfolio turnover rateG	62% A	106%	70%	64%	68%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .23%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.82	$ 16.54	$ 12.79	$ 11.07	$ 11.22	$ 9.65
Income from Investment Operations
Net investment income (loss) E	.03	.09H	.02	(.02)	(.07)	(.05) I
Net realized and unrealized gain (loss)	.26	2.20	3.73	1.74	(.08)	1.62
Total from investment operations	.29	2.29	3.75	1.72	(.15)	1.57
Distributions from net investment income	(.06)	-	-	-	-	-
Distributions from net realized gain	(1.96)	(.01)	-	-	-	- K
Total distributions	(2.03) L	(.01)	-	-	-	- K
Net asset value, end of period	$ 17.08	$ 18.82	$ 16.54	$ 12.79	$ 11.07	$ 11.22
Total ReturnB, C, D	2.13%	13.83%	29.36%	15.54%	(1.34)%	16.31%
Ratios to Average Net Assets F, J
Expenses before reductions	1.76%A	1.69%	1.72%	1.94%	2.08%	2.08%
Expenses net of fee waivers, if any	1.76%A	1.69%	1.72%	1.94%	2.06%	2.00%
Expenses net of all reductions	1.76%A	1.69%	1.71%	1.93%	2.05%	1.99%
Net investment income (loss)	.36%A	.54%H	.13%	(.20)%	(.57)%	(.51)%I
Supplemental Data
Net assets, end of period (in millions)	$ 179	$ 179	$ 160	$ 123	$ 124	$ 129
Portfolio turnover rateG	62% A	106%	70%	64%	68%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .32%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $2.03 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.962 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.42	$ 17.91	$ 13.86	$ 11.88	$ 12.00	$ 10.31
Income from Investment Operations
Net investment income (loss) D	.13	.29G	.18	.11	.06	.05H
Net realized and unrealized gain (loss)	.28	2.37	4.02	1.87	(.09)	1.74
Total from investment operations	.41	2.66	4.20	1.98	(.03)	1.79
Distributions from net investment income	(.24)	(.14)	(.15)	-	(.02)	(.06)
Distributions from net realized gain	(1.96)	(.01)	-	-	(.07)	(.04)
Total distributions	(2.20)	(.15)	(.15)	-	(.09)	(.10)
Net asset value, end of period	$ 18.63	$ 20.42	$ 17.91	$ 13.86	$ 11.88	$ 12.00
Total ReturnB, C	2.67%	14.99%	30.63%	16.67%	(.33)%	17.47%
Ratios to Average Net Assets E, I
Expenses before reductions	.76%A	.69%	.70%	.91%	1.04%	1.03%
Expenses net of fee waivers, if any	.76%A	.69%	.70%	.91%	1.03%	1.00%
Expenses net of all reductions	.76%A	.69%	.69%	.90%	1.02%	.99%
Net investment income (loss)	1.36%A	1.54%G	1.15%	.83%	.46%	.49%H
Supplemental Data
Net assets, end of period (in millions)	$ 133	$ 131	$ 135	$ 103	$ 83	$ 73
Portfolio turnover rateF	62% A	106%	70%	64%	68%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.32%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 20.44	$ 17.92	$ 16.59
Income from Investment Operations
Net investment income (loss) D	.14	.31G	.06
Net realized and unrealized gain (loss)	.29	2.38	1.27
Total from investment operations	.43	2.69	1.33
Distributions from net investment income	(.05)	(.17)	-
Distributions from net realized gain	(1.96)	(.01)	-
Total distributions	(2.01)	(.17) J	-
Net asset value, end of period	$ 18.86	$ 20.44	$ 17.92
Total ReturnB, C	2.72%	15.20%	8.02%
Ratios to Average Net Assets E, I
Expenses before reductions	.59%A	.52%	.54%A
Expenses net of fee waivers, if any	.59%A	.52%	.54%A
Expenses net of all reductions	.59%A	.52%	.52%A
Net investment income (loss)	1.53%A	1.71%G	1.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,530	$ 118	$ 7,394
Portfolio turnover rateF	62% A	106%	70%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.49%. H For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.17 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 205,307
Gross unrealized depreciation	(22,077)
Net unrealized appreciation (depreciation) on securities	$ 183,230

Tax cost	$ 937,711

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $332,061 and $330,705, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 473	$ 8
Class T	.25%	.25%	1,017	14
Class B	.75%	.25%	50	38
Class C	.75%	.25%	888	73
			$ 2,428	$ 133

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 56
Class T	10
Class B*	2
Class C*	6
$ 74

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 398.21
Class T	402.20
Class B	15.29
Class C	191.22
Institutional Class	143.22
Class Z	1.05
	$ 1,150

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent

Semiannual Report

7. Security Lending - continued

fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $65, including four hundred and thirty-one dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 3,806	$ 1,902
Class T	3,175	1,201
Class B	5	-
Class C	609	-
Institutional Class	1,536	1,071
Class Z	-	68
Total	$ 9,131	$ 4,242
From net realized gain
Class A	$ 38,921	$ 147
Class T	41,529	152
Class B	1,164	6
Class C	18,788	68
Institutional Class	12,693	44
Class Z	11	3
Total	$ 113,106	$ 420

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	1,581	2,553	$ 27,952	$ 46,007
Reinvestment of distributions	2,322	107	39,381	1,806
Shares redeemed	(2,433)	(4,408)	(42,859)	(79,256)
Net increase (decrease)	1,470	(1,748)	$ 24,474	$ (31,443)
Class T
Shares sold	2,344	3,910	$ 41,158	$ 70,377
Reinvestment of distributions	2,576	77	43,556	1,302
Shares redeemed	(3,211)	(4,771)	(56,479)	(85,489)
Net increase (decrease)	1,709	(784)	$ 28,235	$ (13,810)
Class B
Shares sold	11	29	$ 197	$ 480
Reinvestment of distributions	68	0	1,105	5
Shares redeemed	(161)	(319)	(2,723)	(5,509)
Net increase (decrease)	(82)	(290)	$ (1,421)	$ (5,024)
Class C
Shares sold	808	1,183	$ 13,566	$ 20,503
Reinvestment of distributions	1,033	3	16,812	58
Shares redeemed	(857)	(1,331)	(14,447)	(23,161)
Net increase (decrease)	984	(145)	$ 15,931	$ (2,600)
Institutional Class
Shares sold	1,106	1,479	$ 20,405	$ 27,537
Reinvestment of distributions	752	59	13,280	1,027
Shares redeemed	(1,126)	(2,664)	(20,883)	(48,359)
Net increase (decrease)	732	(1,126)	$ 12,802	$ (19,795)
Class Z
Shares sold	351	23	$ 6,617	$ 420
Reinvestment of distributions	1	4	11	71
Shares redeemed	(12)	(434)	(221)	(7,943)
Net increase (decrease)	340	(407)	$ 6,407	$ (7,452)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADGFI-USAN-0715
1.786780.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Dividend Growth

Fund - Class Z

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.00%
Actual		$ 1,000.00	$ 1,025.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04
Class T	1.24%
Actual		$ 1,000.00	$ 1,023.90	$ 6.26
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.24
Class B	1.84%
Actual		$ 1,000.00	$ 1,021.30	$ 9.27
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Class C	1.76%
Actual		$ 1,000.00	$ 1,021.30	$ 8.87
HypotheticalA		$ 1,000.00	$ 1,016.16	$ 8.85
Institutional Class	.76%
Actual		$ 1,000.00	$ 1,026.70	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.14	$ 3.83
Class Z	.59%
Actual		$ 1,000.00	$ 1,027.20	$ 2.98
HypotheticalA		$ 1,000.00	$ 1,021.99	$ 2.97

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	4.6	4.4
JPMorgan Chase & Co.	2.6	2.4
Johnson & Johnson	2.5	2.4
Microsoft Corp.	2.4	2.6
Wells Fargo & Co.	2.3	2.2
Google, Inc. Class C	2.2	2.2
Medtronic PLC	2.2	2.2
Exxon Mobil Corp.	2.2	1.9
Chevron Corp.	2.2	2.0
General Electric Co.	2.1	2.2
	25.3
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.8	21.1
Health Care	16.4	14.9
Financials	16.0	15.2
Consumer Discretionary	11.8	8.7
Consumer Staples	10.5	13.1
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks 97.8%		Stocks 95.0%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.1%		Short-Term Investments and Net Other Assets (Liabilities) 4.9%
* Foreign investments	16.3%	** Foreign investments	13.0%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Diversified Consumer Services - 0.7%
H&R Block, Inc.	241,164	$ 7,652
Hotels, Restaurants & Leisure - 2.0%
ARAMARK Holdings Corp.	72,800	2,282
Interval Leisure Group, Inc.	107,000	2,784
Las Vegas Sands Corp.	10,100	513
McDonald's Corp.	87,500	8,394
Wyndham Worldwide Corp.	100,052	8,495
		22,468
Leisure Products - 0.4%
Mattel, Inc.	72,100	1,861
Vista Outdoor, Inc. (a)	55,800	2,572
		4,433
Media - 3.1%
Altice SA (a)	65,100	8,473
Comcast Corp. Class A	275,225	16,090
Corus Entertainment, Inc. Class B (non-vtg.) (d)	69,600	987
MDC Partners, Inc. Class A (sub. vtg.)	100,901	2,139
Time Warner Cable, Inc.	34,700	6,277
		33,966
Multiline Retail - 1.6%
Dillard's, Inc. Class A	60,400	7,007
Target Corp.	140,800	11,168
		18,175
Specialty Retail - 1.9%
AutoZone, Inc. (a)	16,500	11,115
Foot Locker, Inc.	156,391	9,884
Kingfisher PLC	3,905	22
		21,021
Textiles, Apparel & Luxury Goods - 2.1%
Deckers Outdoor Corp. (a)	47,100	3,210
Fossil Group, Inc. (a)	66,700	4,736
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Japan Tobacco, Inc.	289,600	$ 10,510
VF Corp.	73,600	5,184
		23,640
TOTAL CONSUMER DISCRETIONARY		131,355
CONSUMER STAPLES - 10.5%
Beverages - 3.6%
C&C Group PLC	269,600	1,041
Constellation Brands, Inc. Class A (sub. vtg.)	56,400	6,649
Dr. Pepper Snapple Group, Inc.	62,011	4,753
PepsiCo, Inc.	129,700	12,507
The Coca-Cola Co.	373,410	15,295
		40,245
Food & Staples Retailing - 3.5%
CVS Health Corp.	189,100	19,360
Kroger Co.	59,360	4,321
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	60,793	2,435
Tesco PLC	160,200	522
Tsuruha Holdings, Inc.	23,200	1,739
Walgreens Boots Alliance, Inc.	117,223	10,062
		38,439
Food Products - 1.2%
Bunge Ltd.	19,460	1,801
Greencore Group PLC	787,205	3,961
Hilton Food Group PLC	240,044	1,688
Kellogg Co.	97,200	6,101
		13,551
Household Products - 1.9%
Energizer Holdings, Inc.	19,800	2,805
Procter & Gamble Co.	229,600	17,998
		20,803
Tobacco - 0.3%
British American Tobacco PLC (United Kingdom)	69,657	3,848
TOTAL CONSUMER STAPLES		116,886
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 7.2%
Energy Equipment & Services - 0.0%
Aspen Aerogels, Inc.	56,042	$ 387
Oil, Gas & Consumable Fuels - 7.2%
Chevron Corp.	234,990	24,204
Emerald Oil, Inc. warrants 2/4/16 (a)	16,536	0
EQT Midstream Partners LP	31,100	2,602
Exxon Mobil Corp.	284,222	24,216
Imperial Oil Ltd.	62,100	2,436
Kinder Morgan, Inc.	228,700	9,489
MPLX LP	39,808	2,906
Northern Oil & Gas, Inc. (a)	128,694	879
Phillips 66 Partners LP	40,245	2,927
PrairieSky Royalty Ltd. (d)	121,700	3,269
Suncor Energy, Inc. (d)	236,480	6,912
		79,840
TOTAL ENERGY		80,227
FINANCIALS - 16.0%
Banks - 10.6%
Bank of America Corp.	1,157,703	19,102
Citigroup, Inc.	286,723	15,506
JPMorgan Chase & Co.	444,593	29,245
PacWest Bancorp	159,000	7,138
SunTrust Banks, Inc.	165,600	7,068
U.S. Bancorp	329,117	14,188
Wells Fargo & Co.	456,390	25,540
		117,787
Capital Markets - 1.8%
Ameriprise Financial, Inc.	62,500	7,787
Diamond Hill Investment Group, Inc.	6,600	1,263
Franklin Resources, Inc.	56,300	2,866
The Blackstone Group LP	186,290	8,160
		20,076
Consumer Finance - 1.1%
Capital One Financial Corp.	146,582	12,248
Imperial Holdings, Inc. warrants 4/11/19 (a)	4,481	1
		12,249
Diversified Financial Services - 1.1%
McGraw Hill Financial, Inc.	116,000	12,035
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.9%
MetLife, Inc.	110,900	$ 5,796
The Chubb Corp.	40,600	3,959
		9,755
Real Estate Investment Trusts - 0.5%
American Tower Corp.	66,000	6,124
TOTAL FINANCIALS		178,026
HEALTH CARE - 16.4%
Biotechnology - 1.5%
Amgen, Inc.	106,737	16,679
Health Care Equipment & Supplies - 2.9%
Medtronic PLC	317,702	24,247
The Cooper Companies, Inc.	46,102	8,380
		32,627
Health Care Providers & Services - 2.5%
Cardinal Health, Inc.	144,542	12,744
McKesson Corp.	63,132	14,977
		27,721
Health Care Technology - 0.2%
CompuGroup Medical AG	60,379	2,002
Life Sciences Tools & Services - 0.6%
Lonza Group AG	45,054	6,328
Pharmaceuticals - 8.7%
AbbVie, Inc.	184,900	12,312
Actavis PLC (a)	42,200	12,947
Astellas Pharma, Inc.	355,300	5,157
Johnson & Johnson	278,602	27,899
Sanofi SA sponsored ADR	150,100	7,416
Shire PLC	193,600	16,745
Teva Pharmaceutical Industries Ltd. sponsored ADR	237,300	14,262
		96,738
TOTAL HEALTH CARE		182,095
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.9%
The Boeing Co.	50,800	$ 7,138
United Technologies Corp.	118,801	13,920
		21,058
Air Freight & Logistics - 1.3%
FedEx Corp.	80,406	13,928
Airlines - 0.1%
Copa Holdings SA Class A	17,800	1,518
Construction & Engineering - 0.1%
Astaldi SpA	83,600	729
Electrical Equipment - 0.4%
Babcock & Wilcox Co.	120,700	4,018
Industrial Conglomerates - 3.7%
Danaher Corp.	124,294	10,729
General Electric Co.	869,800	23,719
Roper Industries, Inc.	39,196	6,858
		41,306
Machinery - 0.8%
Deere & Co.	82,100	7,691
Manitowoc Co., Inc.	80,403	1,516
		9,207
Road & Rail - 0.3%
CSX Corp.	89,900	3,064
Trading Companies & Distributors - 0.0%
Now, Inc. (d)	17,720	410
TOTAL INDUSTRIALS		95,238
INFORMATION TECHNOLOGY - 21.8%
Communications Equipment - 3.4%
Cisco Systems, Inc.	635,579	18,629
QUALCOMM, Inc.	274,978	19,160
		37,789
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	147,943	10,208
Internet Software & Services - 2.2%
Google, Inc. Class C	45,728	24,332
IT Services - 3.1%
ASAC II LP (a)(e)	298,480	5,070
Fidelity National Information Services, Inc.	165,198	10,358
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	90,500	$ 15,353
Leidos Holdings, Inc.	54,200	2,304
Science Applications International Corp.	21,900	1,161
		34,246
Software - 4.9%
Activision Blizzard, Inc.	207,867	5,251
Micro Focus International PLC	93,100	1,884
Microsoft Corp.	573,563	26,877
Oracle Corp.	470,228	20,450
		54,462
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	396,324	51,632
EMC Corp.	411,200	10,831
Hewlett-Packard Co.	283,200	9,459
Samsung Electronics Co. Ltd.	3,771	4,424
Western Digital Corp.	40,900	3,982
		80,328
TOTAL INFORMATION TECHNOLOGY		241,365
MATERIALS - 3.5%
Chemicals - 3.2%
CF Industries Holdings, Inc.	27,600	8,718
E.I. du Pont de Nemours & Co.	131,900	9,366
LyondellBasell Industries NV Class A	52,800	5,338
Monsanto Co.	42,700	4,995
Potash Corp. of Saskatchewan, Inc.	232,600	7,321
		35,738
Containers & Packaging - 0.3%
Ball Corp.	39,100	2,776
TOTAL MATERIALS		38,514
TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	167,800	6,549
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.4%
Electric Utilities - 0.8%
Edison International	67,300	$ 4,093
Xcel Energy, Inc.	119,364	4,064
		8,157
Multi-Utilities - 0.6%
NiSource, Inc.	147,500	6,959
TOTAL UTILITIES		15,116
TOTAL COMMON STOCKS (Cost $900,606)		1,085,371
Convertible Bonds - 0.1%
Principal Amount (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (Cost $791)	$ 791	693
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	23,164,002	23,164
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	11,712,810	11,713
TOTAL MONEY MARKET FUNDS (Cost $34,877)		34,877
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $936,274)		1,120,941
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(10,641)
NET ASSETS - 100%		$ 1,110,300
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,070,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ASAC II LP	10/10/13	$ 2,985
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 26
Fidelity Securities Lending Cash Central Fund	65
Total	$ 91
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 131,355	$ 120,823	$ 10,532	$ -
Consumer Staples	116,886	110,777	6,109	-
Energy	80,227	80,227	-	-
Financials	178,026	178,025	1	-
Health Care	182,095	160,193	21,902	-
Industrials	95,238	95,238	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 241,365	$ 236,295	$ -	$ 5,070
Materials	38,514	38,514	-	-
Telecommunication Services	6,549	6,549	-	-
Utilities	15,116	15,116	-	-
Corporate Bonds	693	-	693	-
Money Market Funds	34,877	34,877	-	-
Total Investments in Securities:	$ 1,120,941	$ 1,076,634	$ 39,237	$ 5,070

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 14,007
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	83.7%
Ireland	3.9%
Canada	2.1%
Japan	1.5%
Bailiwick of Jersey	1.5%
Israel	1.5%
Switzerland	1.5%
United Kingdom	1.3%
Others (Individually Less Than 1%)	3.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $11,263) - See accompanying schedule: Unaffiliated issuers (cost $901,397)	$ 1,086,064
Fidelity Central Funds (cost $34,877)	34,877
Total Investments (cost $936,274)		$ 1,120,941
Foreign currency held at value (cost $1)		1
Receivable for fund shares sold		482
Dividends receivable		2,470
Interest receivable		6
Distributions receivable from Fidelity Central Funds		9
Other receivables		3
Total assets		1,123,912

Liabilities
Payable for investments purchased	$ 10
Payable for fund shares redeemed	696
Accrued management fee	523
Distribution and service plan fees payable	407
Other affiliated payables	220
Other payables and accrued expenses	43
Collateral on securities loaned, at value	11,713
Total liabilities		13,612

Net Assets		$ 1,110,300
Net Assets consist of:
Paid in capital		$ 872,862
Undistributed net investment income		5,169
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,607
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		184,662
Net Assets		$ 1,110,300

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($377,217 ÷ 21,120.489 shares)	$ 17.86

Maximum offering price per share (100/94.25 of $17.86)	$ 18.95
Class T: Net Asset Value and redemption price per share ($405,001 ÷ 22,779.274 shares)	$ 17.78

Maximum offering price per share (100/96.50 of $17.78)	$ 18.42
Class B: Net Asset Value and offering price per share ($8,856 ÷ 516.196 shares)A	$ 17.16

Class C: Net Asset Value and offering price per share ($179,379 ÷ 10,503.007 shares)A	$ 17.08

Institutional Class: Net Asset Value, offering price and redemption price per share ($133,317 ÷ 7,157.291 shares)	$ 18.63

Class Z: Net Asset Value, offering price and redemption price per share ($6,530 ÷ 346.276 shares)	$ 18.86

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 11,639
Interest		12
Income from Fidelity Central Funds		91
Total income		11,742

Expenses
Management fee Basic fee	$ 3,039
Performance adjustment	(322)
Transfer agent fees	1,150
Distribution and service plan fees	2,428
Accounting and security lending fees	182
Custodian fees and expenses	23
Independent trustees' compensation	2
Registration fees	48
Audit	29
Legal	2
Miscellaneous	5
Total expenses before reductions	6,586
Expense reductions	(13)	6,573
Net investment income (loss)		5,169
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	48,048
Foreign currency transactions	(37)
Total net realized gain (loss)		48,011
Change in net unrealized appreciation (depreciation) on: Investment securities	(26,798)
Assets and liabilities in foreign currencies	7
Total change in net unrealized appreciation (depreciation)		(26,791)
Net gain (loss)		21,220
Net increase (decrease) in net assets resulting from operations		$ 26,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,169	$ 11,692
Net realized gain (loss)	48,011	133,433
Change in net unrealized appreciation (depreciation)	(26,791)	(1,155)
Net increase (decrease) in net assets resulting from operations	26,389	143,970
Distributions to shareholders from net investment income	(9,131)	(4,242)
Distributions to shareholders from net realized gain	(113,106)	(420)
Total distributions	(122,237)	(4,662)
Share transactions - net increase (decrease)	86,428	(80,124)
Total increase (decrease) in net assets	(9,420)	59,184

Net Assets
Beginning of period	1,119,720	1,060,536
End of period (including undistributed net investment income of $5,169 and undistributed net investment income of $9,131, respectively)	$ 1,110,300	$ 1,119,720

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.65	$ 17.23	$ 13.33	$ 11.45	$ 11.58	$ 9.95
Income from Investment Operations
Net investment income (loss) E	.10	.23H	.13	.07	.02	.03I
Net realized and unrealized gain (loss)	.27	2.29	3.87	1.81	(.09)	1.66
Total from investment operations	.37	2.52	4.00	1.88	(.07)	1.69
Distributions from net investment income	(.19)	(.09)	(.10)	-	-	(.02)
Distributions from net realized gain	(1.96)	(.01)	-	-	(.06)	(.05)
Total distributions	(2.16) L	(.10)	(.10)	-	(.06)	(.06) K
Net asset value, end of period	$ 17.86	$ 19.65	$ 17.23	$ 13.33	$ 11.45	$ 11.58
Total ReturnB, C, D	2.51%	14.70%	30.26%	16.42%	(.63)%	17.09%
Ratios to Average Net Assets F, J
Expenses before reductions	1.00%A	.94%	.98%	1.21%	1.36%	1.36%
Expenses net of fee waivers, if any	1.00%A	.94%	.98%	1.21%	1.33%	1.25%
Expenses net of all reductions	1.00%A	.94%	.97%	1.20%	1.33%	1.24%
Net investment income (loss)	1.12%A	1.29%H	.87%	.53%	.16%	.24% I
Supplemental Data
Net assets, end of period (in millions)	$ 377	$ 386	$ 369	$ 301	$ 295	$ 285
Portfolio turnover rateG	62% A	106%	70%	64%	68%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $.06 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.045 per share. L Total distributions of $2.16 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.962 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 19.55	$ 17.15	$ 13.26	$ 11.42	$ 11.55	$ 9.92
Income from Investment Operations
Net investment income (loss) E	.08	.19H	.10	.04	(.01)	-I, K
Net realized and unrealized gain (loss)	.26	2.27	3.86	1.80	(.09)	1.67
Total from investment operations	.34	2.46	3.96	1.84	(.10)	1.67
Distributions from net investment income	(.15)	(.06)	(.07)	-	-	-
Distributions from net realized gain	(1.96)	(.01)	-	-	(.03)	(.04)
Total distributions	(2.11)	(.06) L	(.07)	-	(.03)	(.04)
Net asset value, end of period	$ 17.78	$ 19.55	$ 17.15	$ 13.26	$ 11.42	$ 11.55
Total ReturnB, C, D	2.39%	14.41%	30.05%	16.11%	(.90)%	16.88%
Ratios to Average Net Assets F, J
Expenses before reductions	1.24%A	1.18%	1.20%	1.42%	1.57%	1.57%
Expenses net of fee waivers, if any	1.24%A	1.18%	1.20%	1.42%	1.55%	1.50%
Expenses net of all reductions	1.24%A	1.17%	1.19%	1.42%	1.54%	1.49%
Net investment income (loss)	.88%A	1.05%H	.65%	.32%	(.06)%	(.01)%I
Supplemental Data
Net assets, end of period (in millions)	$ 405	$ 412	$ 375	$ 304	$ 294	$ 322
Portfolio turnover rateG	62% A	106%	70%	64%	68%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .83%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.15)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.84	$ 16.57	$ 12.82	$ 11.11	$ 11.26	$ 9.68
Income from Investment Operations
Net investment income (loss) E	.02	.08H	.01	(.03)	(.07)	(.05) I
Net realized and unrealized gain (loss)	.27	2.20	3.74	1.74	(.08)	1.63
Total from investment operations	.29	2.28	3.75	1.71	(.15)	1.58
Distributions from net investment income	(.01)	-	-	-	-	-
Distributions from net realized gain	(1.96)	(.01)	-	-	-	-
Total distributions	(1.97)	(.01)	-	-	-	-
Net asset value, end of period	$ 17.16	$ 18.84	$ 16.57	$ 12.82	$ 11.11	$ 11.26
Total ReturnB, C, D	2.13%	13.75%	29.25%	15.39%	(1.33)%	16.32%
Ratios to Average Net Assets F, J
Expenses before reductions	1.84%A	1.78%	1.79%	1.99%	2.14%	2.13%
Expenses net of fee waivers, if any	1.84%A	1.78%	1.79%	1.99%	2.09%	2.00%
Expenses net of all reductions	1.83%A	1.78%	1.78%	1.99%	2.09%	2.00%
Net investment income (loss)	.28%A	.45%H	.06%	(.25)%	(.61)%	(.51)%I
Supplemental Data
Net assets, end of period (in millions)	$ 9	$ 11	$ 15	$ 17	$ 22	$ 43
Portfolio turnover rateG	62% A	106%	70%	64%	68%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .23%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.66)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.82	$ 16.54	$ 12.79	$ 11.07	$ 11.22	$ 9.65
Income from Investment Operations
Net investment income (loss) E	.03	.09H	.02	(.02)	(.07)	(.05) I
Net realized and unrealized gain (loss)	.26	2.20	3.73	1.74	(.08)	1.62
Total from investment operations	.29	2.29	3.75	1.72	(.15)	1.57
Distributions from net investment income	(.06)	-	-	-	-	-
Distributions from net realized gain	(1.96)	(.01)	-	-	-	- K
Total distributions	(2.03) L	(.01)	-	-	-	- K
Net asset value, end of period	$ 17.08	$ 18.82	$ 16.54	$ 12.79	$ 11.07	$ 11.22
Total ReturnB, C, D	2.13%	13.83%	29.36%	15.54%	(1.34)%	16.31%
Ratios to Average Net Assets F, J
Expenses before reductions	1.76%A	1.69%	1.72%	1.94%	2.08%	2.08%
Expenses net of fee waivers, if any	1.76%A	1.69%	1.72%	1.94%	2.06%	2.00%
Expenses net of all reductions	1.76%A	1.69%	1.71%	1.93%	2.05%	1.99%
Net investment income (loss)	.36%A	.54%H	.13%	(.20)%	(.57)%	(.51)%I
Supplemental Data
Net assets, end of period (in millions)	$ 179	$ 179	$ 160	$ 123	$ 124	$ 129
Portfolio turnover rateG	62% A	106%	70%	64%	68%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .32%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.65)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $2.03 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $1.962 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 20.42	$ 17.91	$ 13.86	$ 11.88	$ 12.00	$ 10.31
Income from Investment Operations
Net investment income (loss) D	.13	.29G	.18	.11	.06	.05H
Net realized and unrealized gain (loss)	.28	2.37	4.02	1.87	(.09)	1.74
Total from investment operations	.41	2.66	4.20	1.98	(.03)	1.79
Distributions from net investment income	(.24)	(.14)	(.15)	-	(.02)	(.06)
Distributions from net realized gain	(1.96)	(.01)	-	-	(.07)	(.04)
Total distributions	(2.20)	(.15)	(.15)	-	(.09)	(.10)
Net asset value, end of period	$ 18.63	$ 20.42	$ 17.91	$ 13.86	$ 11.88	$ 12.00
Total ReturnB, C	2.67%	14.99%	30.63%	16.67%	(.33)%	17.47%
Ratios to Average Net Assets E, I
Expenses before reductions	.76%A	.69%	.70%	.91%	1.04%	1.03%
Expenses net of fee waivers, if any	.76%A	.69%	.70%	.91%	1.03%	1.00%
Expenses net of all reductions	.76%A	.69%	.69%	.90%	1.02%	.99%
Net investment income (loss)	1.36%A	1.54%G	1.15%	.83%	.46%	.49%H
Supplemental Data
Net assets, end of period (in millions)	$ 133	$ 131	$ 135	$ 103	$ 83	$ 73
Portfolio turnover rateF	62% A	106%	70%	64%	68%	80%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.32%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .35%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 20.44	$ 17.92	$ 16.59
Income from Investment Operations
Net investment income (loss) D	.14	.31G	.06
Net realized and unrealized gain (loss)	.29	2.38	1.27
Total from investment operations	.43	2.69	1.33
Distributions from net investment income	(.05)	(.17)	-
Distributions from net realized gain	(1.96)	(.01)	-
Total distributions	(2.01)	(.17) J	-
Net asset value, end of period	$ 18.86	$ 20.44	$ 17.92
Total ReturnB, C	2.72%	15.20%	8.02%
Ratios to Average Net Assets E, I
Expenses before reductions	.59%A	.52%	.54%A
Expenses net of fee waivers, if any	.59%A	.52%	.54%A
Expenses net of all reductions	.59%A	.52%	.52%A
Net investment income (loss)	1.53%A	1.71%G	1.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,530	$ 118	$ 7,394
Portfolio turnover rateF	62% A	106%	70%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.49%. H For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.17 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Dividend Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 205,307
Gross unrealized depreciation	(22,077)
Net unrealized appreciation (depreciation) on securities	$ 183,230

Tax cost	$ 937,711

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $332,061 and $330,705, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .49% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 473	$ 8
Class T	.25%	.25%	1,017	14
Class B	.75%	.25%	50	38
Class C	.75%	.25%	888	73
			$ 2,428	$ 133

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 56
Class T	10
Class B*	2
Class C*	6
$ 74

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 398.21
Class T	402.20
Class B	15.29
Class C	191.22
Institutional Class	143.22
Class Z	1.05
	$ 1,150

* Annualized

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent

Semiannual Report

7. Security Lending - continued

fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $65, including four hundred and thirty-one dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $13 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 3,806	$ 1,902
Class T	3,175	1,201
Class B	5	-
Class C	609	-
Institutional Class	1,536	1,071
Class Z	-	68
Total	$ 9,131	$ 4,242
From net realized gain
Class A	$ 38,921	$ 147
Class T	41,529	152
Class B	1,164	6
Class C	18,788	68
Institutional Class	12,693	44
Class Z	11	3
Total	$ 113,106	$ 420

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	1,581	2,553	$ 27,952	$ 46,007
Reinvestment of distributions	2,322	107	39,381	1,806
Shares redeemed	(2,433)	(4,408)	(42,859)	(79,256)
Net increase (decrease)	1,470	(1,748)	$ 24,474	$ (31,443)
Class T
Shares sold	2,344	3,910	$ 41,158	$ 70,377
Reinvestment of distributions	2,576	77	43,556	1,302
Shares redeemed	(3,211)	(4,771)	(56,479)	(85,489)
Net increase (decrease)	1,709	(784)	$ 28,235	$ (13,810)
Class B
Shares sold	11	29	$ 197	$ 480
Reinvestment of distributions	68	0	1,105	5
Shares redeemed	(161)	(319)	(2,723)	(5,509)
Net increase (decrease)	(82)	(290)	$ (1,421)	$ (5,024)
Class C
Shares sold	808	1,183	$ 13,566	$ 20,503
Reinvestment of distributions	1,033	3	16,812	58
Shares redeemed	(857)	(1,331)	(14,447)	(23,161)
Net increase (decrease)	984	(145)	$ 15,931	$ (2,600)
Institutional Class
Shares sold	1,106	1,479	$ 20,405	$ 27,537
Reinvestment of distributions	752	59	13,280	1,027
Shares redeemed	(1,126)	(2,664)	(20,883)	(48,359)
Net increase (decrease)	732	(1,126)	$ 12,802	$ (19,795)
Class Z
Shares sold	351	23	$ 6,617	$ 420
Reinvestment of distributions	1	4	11	71
Shares redeemed	(12)	(434)	(221)	(7,943)
Net increase (decrease)	340	(407)	$ 6,407	$ (7,452)

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADGFZ-USAN-0715
1.9585504.101
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Growth

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.05%
Actual		$ 1,000.00	$ 1,040.10	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.70	$ 5.29
Class T	1.28%
Actual		$ 1,000.00	$ 1,038.90	$ 6.51
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.44
Class B	1.89%
Actual		$ 1,000.00	$ 1,035.80	$ 9.59
HypotheticalA		$ 1,000.00	$ 1,015.51	$ 9.50
Class C	1.81%
Actual		$ 1,000.00	$ 1,036.20	$ 9.19
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,041.50	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Class Z	.64%
Actual		$ 1,000.00	$ 1,042.20	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.74	$ 3.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	8.5	8.4
Apple, Inc.	6.9	6.4
Gilead Sciences, Inc.	5.8	5.0
Google, Inc. Class A	3.3	2.2
Actavis PLC	2.6	2.3
Salesforce.com, Inc.	2.1	1.7
The Blackstone Group LP	1.9	1.9
United Technologies Corp.	1.9	1.8
Starbucks Corp.	1.9	1.3
Danaher Corp.	1.8	2.0
	36.7
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.2	30.6
Health Care	18.5	17.8
Consumer Discretionary	15.0	11.9
Industrials	11.7	12.5
Financials	7.6	8.0
Asset Allocation (% of fund's net assets)
As of May 31, 2015 *		As of November 30, 2014 **
	Stocks 96.5%		Stocks 97.2%
	Convertible Securities 0.9%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets (Liabilities) 2.6%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	14.1%	** Foreign investments	13.0%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Automobiles - 0.9%
Harley-Davidson, Inc.	58,254	$ 3,116
Tesla Motors, Inc. (a)(d)	93,863	23,541
		26,657
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (a)	159,400	8,874
Houghton Mifflin Harcourt Co. (a)	212,300	5,600
ServiceMaster Global Holdings, Inc.	308,000	10,346
		24,820
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc. (a)	27,285	16,794
Domino's Pizza, Inc.	170,000	18,472
Dunkin' Brands Group, Inc.	52,936	2,825
Jubilant Foodworks Ltd. (a)	13,615	382
Starbucks Corp.	1,018,202	52,906
Yum! Brands, Inc.	148,179	13,352
		104,731
Household Durables - 0.7%
Harman International Industries, Inc.	112,800	13,595
Toll Brothers, Inc. (a)	196,900	7,122
		20,717
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	34,000	14,594
Ctrip.com International Ltd. sponsored ADR (a)	161,100	12,867
		27,461
Leisure Products - 0.0%
NJOY, Inc. (a)(e)	202,642	1,635
Media - 1.8%
Comcast Corp. Class A (special) (non-vtg.)	278,238	16,138
The Walt Disney Co.	318,100	35,109
		51,247
Specialty Retail - 4.1%
AutoZone, Inc. (a)	10,600	7,140
Five Below, Inc. (a)	320,600	10,660
Home Depot, Inc.	454,344	50,623
L Brands, Inc.	49,000	4,239
Lowe's Companies, Inc.	146,100	10,224
MarineMax, Inc. (a)	200,300	4,791
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Restoration Hardware Holdings, Inc. (a)	2,200	$ 200
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	190,002	28,998
		116,875
Textiles, Apparel & Luxury Goods - 1.7%
ECLAT Textile Co. Ltd.	34,862	511
Kate Spade & Co. (a)	644,720	15,976
Michael Kors Holdings Ltd. (a)	157,200	7,310
NIKE, Inc. Class B	242,857	24,691
		48,488
TOTAL CONSUMER DISCRETIONARY		422,631
CONSUMER STAPLES - 5.5%
Beverages - 1.0%
Kweichow Moutai Co. Ltd.	58,300	2,482
SABMiller PLC	265,034	14,153
The Coca-Cola Co.	303,826	12,445
		29,080
Food & Staples Retailing - 0.4%
Sprouts Farmers Market LLC (a)	99,400	2,981
Whole Foods Market, Inc.	231,183	9,534
		12,515
Food Products - 2.4%
Keurig Green Mountain, Inc.	559,491	48,251
Mead Johnson Nutrition Co. Class A	63,185	6,148
The Hershey Co.	142,159	13,201
		67,600
Household Products - 0.6%
Procter & Gamble Co.	233,191	18,280
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	96,800	8,463
Herbalife Ltd. (a)	428,966	22,319
		30,782
TOTAL CONSUMER STAPLES		158,257
ENERGY - 1.4%
Energy Equipment & Services - 0.2%
Pason Systems, Inc.	291,750	5,220
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy, Inc. (a)	151,800	$ 11,511
EOG Resources, Inc.	51,300	4,550
Golar LNG Ltd.	346,348	16,455
Tanker Investments Ltd. (a)(d)	62,100	783
Teekay Tankers Ltd.	132,424	894
		34,193
TOTAL ENERGY		39,413
FINANCIALS - 7.6%
Banks - 0.7%
First Republic Bank	289,700	17,541
HDFC Bank Ltd.	68,446	1,326
M&T Bank Corp.	24,300	2,937
		21,804
Capital Markets - 4.8%
BlackRock, Inc. Class A	68,200	24,946
E*TRADE Financial Corp. (a)	892,445	26,291
HFF, Inc.	191,000	7,686
Invesco Ltd.	371,023	14,778
JMP Group, Inc.	141,100	1,054
The Blackstone Group LP	1,231,833	53,954
Virtus Investment Partners, Inc.	76,600	9,530
		138,239
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	53,400	7,636
McGraw Hill Financial, Inc.	227,175	23,569
		31,205
Real Estate Management & Development - 0.8%
Leopalace21 Corp. (a)	179,400	1,033
Realogy Holdings Corp. (a)	449,033	21,082
		22,115
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	219,400	5,597
TOTAL FINANCIALS		218,960
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 18.5%
Biotechnology - 11.3%
Amgen, Inc.	185,000	$ 28,908
Biogen, Inc. (a)	97,716	38,792
BioMarin Pharmaceutical, Inc. (a)	124,179	15,593
Celgene Corp. (a)	58,200	6,660
Cytokinetics, Inc. warrants 6/25/17 (a)	856,620	326
Gilead Sciences, Inc.	1,475,247	165,626
Insmed, Inc. (a)	744,220	16,328
Medivation, Inc. (a)	157,200	20,758
Ophthotech Corp. (a)	110,016	5,503
Vertex Pharmaceuticals, Inc. (a)	203,100	26,056
		324,550
Health Care Equipment & Supplies - 0.4%
Medtronic PLC	94,600	7,220
Novadaq Technologies, Inc. (a)	426,800	4,272
		11,492
Health Care Providers & Services - 0.6%
Express Scripts Holding Co. (a)	181,400	15,807
Pharmaceuticals - 6.2%
Actavis PLC (a)	242,757	74,480
Astellas Pharma, Inc.	2,577,800	37,413
Shire PLC	290,700	25,143
Teva Pharmaceutical Industries Ltd. sponsored ADR	348,300	20,933
Valeant Pharmaceuticals International (Canada) (a)	82,600	19,690
		177,659
TOTAL HEALTH CARE		529,508
INDUSTRIALS - 11.7%
Aerospace & Defense - 3.6%
Textron, Inc.	325,500	14,719
TransDigm Group, Inc.	154,677	34,963
United Technologies Corp.	455,411	53,361
		103,043
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	70,600	7,005
Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR	247,280	16,469
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 1.2%
A.O. Smith Corp.	268,538	$ 19,168
Caesarstone Sdot-Yam Ltd.	236,300	14,608
		33,776
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	119,715	5,179
Electrical Equipment - 0.4%
AMETEK, Inc.	191,255	10,282
Industrial Conglomerates - 2.5%
Danaher Corp.	591,014	51,016
Roper Industries, Inc.	116,069	20,307
		71,323
Machinery - 0.2%
Manitowoc Co., Inc.	179,648	3,388
Sarine Technologies Ltd.	1,229,000	1,805
Sun Hydraulics Corp.	32,500	1,215
		6,408
Professional Services - 1.7%
CEB, Inc.	116,400	9,846
Equifax, Inc.	46,800	4,695
On Assignment, Inc. (a)	54,158	2,030
Resources Connection, Inc.	269,900	4,235
Robert Half International, Inc.	164,100	9,250
Verisk Analytics, Inc. (a)	109,129	7,921
WageWorks, Inc. (a)	282,300	12,105
		50,082
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	295,312	24,812
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	86,800	2,817
Summit Ascent Holdings Ltd. (a)	5,330,000	3,698
		6,515
TOTAL INDUSTRIALS		334,894
INFORMATION TECHNOLOGY - 35.5%
Communications Equipment - 0.3%
QUALCOMM, Inc.	119,200	8,306
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	319,723	22,061
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 13.1%
Cvent, Inc. (a)(d)	324,878	$ 8,564
Facebook, Inc. Class A (a)	3,078,900	243,822
Google, Inc.:
Class A (a)	171,550	93,550
Class C	13,436	7,149
JUST EAT Ltd. (a)	440,400	3,101
JUST EAT Ltd. rights 6/8/15	81,555	44
Shopify, Inc. Class A	3,600	97
Textura Corp. (a)(d)	621,889	18,103
		374,430
IT Services - 1.7%
Cardtronics, Inc. (a)	73,500	2,683
Cognizant Technology Solutions Corp. Class A (a)	89,000	5,760
Visa, Inc. Class A	589,632	40,496
		48,939
Semiconductors & Semiconductor Equipment - 2.7%
Avago Technologies Ltd.	20,400	3,021
Cirrus Logic, Inc. (a)	73,500	2,775
Maxim Integrated Products, Inc.	976,400	34,242
Monolithic Power Systems, Inc.	155,432	8,487
Qorvo, Inc. (a)	197,000	16,184
Skyworks Solutions, Inc.	103,600	11,330
		76,039
Software - 9.6%
Activision Blizzard, Inc.	246,600	6,229
Adobe Systems, Inc. (a)	322,900	25,538
Computer Modelling Group Ltd.	625,600	6,927
CyberArk Software Ltd. (a)	48,700	3,029
Electronic Arts, Inc. (a)	672,945	42,231
Fleetmatics Group PLC (a)	211,100	8,826
Intuit, Inc.	27,800	2,895
Mobileye NV (a)(d)	445,200	20,960
Oracle Corp.	785,700	34,170
Red Hat, Inc. (a)	258,400	19,967
Salesforce.com, Inc. (a)	813,792	59,203
ServiceNow, Inc. (a)	205,800	15,766
SolarWinds, Inc. (a)	534,481	25,361
SS&C Technologies Holdings, Inc.	76,746	4,523
		275,625
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	1,524,827	$ 198,654
Nimble Storage, Inc. (a)(d)	423,500	10,960
		209,614
TOTAL INFORMATION TECHNOLOGY		1,015,014
MATERIALS - 1.5%
Chemicals - 1.2%
CF Industries Holdings, Inc.	37,000	11,688
Monsanto Co.	122,000	14,272
Potash Corp. of Saskatchewan, Inc.	85,600	2,694
Sherwin-Williams Co.	21,845	6,295
		34,949
Construction Materials - 0.3%
Eagle Materials, Inc.	30,250	2,525
James Hardie Industries PLC sponsored ADR	73,073	4,933
		7,458
TOTAL MATERIALS		42,407
TOTAL COMMON STOCKS (Cost $2,138,653)		2,761,084
Convertible Preferred Stocks - 0.9%

CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Blu Homes, Inc. Series A, 5.00% (a)(e)	875,350	5,839
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (e)	485,012	16,159
IT Services - 0.1%
AppNexus, Inc. Series E (e)	105,425	2,706
TOTAL INFORMATION TECHNOLOGY		18,865
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,680)		24,704
Money Market Funds - 3.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	100,909,085	$ 100,909
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	9,569,807	9,570
TOTAL MONEY MARKET FUNDS (Cost $110,479)		110,479
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $2,262,812)		2,896,267
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(36,641)
NET ASSETS - 100%		$ 2,859,626
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,340,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$ 2,112
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 4,044
NJOY, Inc.	9/11/13	$ 1,637
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 7,524
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 89
Fidelity Securities Lending Cash Central Fund	284
Total	$ 373
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 428,470	$ 420,996	$ -	$ 7,474
Consumer Staples	158,257	158,257	-	-
Energy	39,413	39,413	-	-
Financials	218,960	216,601	2,359	-
Health Care	529,508	466,626	62,882	-
Industrials	334,894	334,894	-	-
Information Technology	1,033,879	1,014,970	44	18,865
Materials	42,407	42,407	-	-
Money Market Funds	110,479	110,479	-	-
Total Investments in Securities:	$ 2,896,267	$ 2,804,643	$ 65,285	$ 26,339
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.9%
Ireland	4.0%
Bermuda	1.4%
Israel	1.4%
Canada	1.3%
Japan	1.3%
Cayman Islands	1.3%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,348) - See accompanying schedule: Unaffiliated issuers (cost $2,152,333)	$ 2,785,788
Fidelity Central Funds (cost $110,479)	110,479
Total Investments (cost $2,262,812)		$ 2,896,267
Receivable for investments sold		14,636
Receivable for fund shares sold		1,347
Dividends receivable		1,720
Distributions receivable from Fidelity Central Funds		37
Prepaid expenses		1
Other receivables		164
Total assets		2,914,172

Liabilities
Payable for investments purchased	$ 39,029
Payable for fund shares redeemed	2,994
Accrued management fee	1,311
Distribution and service plan fees payable	912
Other affiliated payables	540
Other payables and accrued expenses	190
Collateral on securities loaned, at value	9,570
Total liabilities		54,546

Net Assets		$ 2,859,626
Net Assets consist of:
Paid in capital		$ 2,285,849
Accumulated net investment loss		(10,647)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(49,020)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		633,444
Net Assets		$ 2,859,626

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($876,309 ÷ 8,983.98 shares)	$ 97.54

Maximum offering price per share (100/94.25 of $97.54)	$ 103.49
Class T: Net Asset Value and redemption price per share ($1,358,975 ÷ 14,074.30 shares)	$ 96.56

Maximum offering price per share (100/96.50 of $96.56)	$ 100.06
Class B: Net Asset Value and offering price per share ($14,021 ÷ 163.67 shares)A	$ 85.67

Class C: Net Asset Value and offering price per share ($181,044 ÷ 2,075.53 shares)A	$ 87.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($407,910 ÷ 3,900.72 shares)	$ 104.57

Class Z: Net Asset Value, offering price and redemption price per share ($21,367 ÷ 203.82 shares)	$ 104.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 13,470
Income from Fidelity Central Funds		373
Total income		13,843

Expenses
Management fee	$ 7,798
Transfer agent fees	2,799
Distribution and service plan fees	5,435
Accounting and security lending fees	422
Custodian fees and expenses	27
Independent trustees' compensation	6
Registration fees	76
Audit	41
Legal	7
Miscellaneous	12
Total expenses before reductions	16,623
Expense reductions	(49)	16,574
Net investment income (loss)		(2,731)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	91,275
Foreign currency transactions	(37)
Total net realized gain (loss)		91,238
Change in net unrealized appreciation (depreciation) on: Investment securities	20,858
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		20,854
Net gain (loss)		112,092
Net increase (decrease) in net assets resulting from operations		$ 109,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,731)	$ (4,201)
Net realized gain (loss)	91,238	701,406
Change in net unrealized appreciation (depreciation)	20,854	(219,078)
Net increase (decrease) in net assets resulting from operations	109,361	478,127
Share transactions - net increase (decrease)	(95,830)	(1,134,005)
Total increase (decrease) in net assets	13,531	(655,878)

Net Assets
Beginning of period	2,846,095	3,501,973
End of period (including accumulated net investment loss of $10,647 and accumulated net investment loss of $7,916, respectively)	$ 2,859,626	$ 2,846,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 93.78	$ 80.87	$ 61.77	$ 54.56	$ 50.75	$ 42.07
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)	(.05)	.02	(.04)	(.14)
Net realized and unrealized gain (loss)	3.80	12.98	19.15	7.30	3.90	8.82
Total from investment operations	3.76	12.91	19.10	7.32	3.86	8.68
Distributions from net realized gain	-	-	-	(.11)	(.05)	-
Net asset value, end of period	$ 97.54	$ 93.78	$ 80.87	$ 61.77	$ 54.56	$ 50.75
Total ReturnB, C, D	4.01%	15.96%	30.92%	13.45%	7.61%	20.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05%A	1.07%	1.11%	1.14%	1.15%	1.16%
Expenses net of fee waivers, if any	1.05%A	1.07%	1.11%	1.14%	1.15%	1.16%
Expenses net of all reductions	1.05%A	1.07%	1.10%	1.14%	1.14%	1.15%
Net investment income (loss)	(.08)%A	(.08)%	(.07)%	.04%	(.08)%	(.31)%
Supplemental Data
Net assets, end of period (in millions)	$ 876	$ 853	$ 772	$ 632	$ 609	$ 636
Portfolio turnover rateG	60% A	49%I	81%	73%	70%	71%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 92.94	$ 80.31	$ 61.45	$ 54.26	$ 50.51	$ 41.94
Income from Investment Operations
Net investment income (loss) E	(.14)	(.25)	(.17)	(.08)	(.14)	(.22)
Net realized and unrealized gain (loss)	3.76	12.88	19.03	7.27	3.89	8.79
Total from investment operations	3.62	12.63	18.86	7.19	3.75	8.57
Net asset value, end of period	$ 96.56	$ 92.94	$ 80.31	$ 61.45	$ 54.26	$ 50.51
Total ReturnB, C, D	3.89%	15.73%	30.69%	13.25%	7.42%	20.43%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28%A	1.28%	1.29%	1.31%	1.32%	1.34%
Expenses net of fee waivers, if any	1.28%A	1.28%	1.29%	1.31%	1.32%	1.34%
Expenses net of all reductions	1.27%A	1.28%	1.28%	1.31%	1.31%	1.33%
Net investment income (loss)	(.30)%A	(.29)%	(.25)%	(.13)%	(.25)%	(.48)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,359	$ 1,368	$ 1,283	$ 1,108	$ 1,139	$ 1,246
Portfolio turnover rateG	60% A	49%I	81%	73%	70%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 82.72	$ 71.91	$ 55.36	$ 49.17	$ 46.04	$ 38.45
Income from Investment Operations
Net investment income (loss) E	(.38)	(.70)	(.52)	(.39)	(.42)	(.44)
Net realized and unrealized gain (loss)	3.33	11.51	17.07	6.58	3.55	8.03
Total from investment operations	2.95	10.81	16.55	6.19	3.13	7.59
Net asset value, end of period	$ 85.67	$ 82.72	$ 71.91	$ 55.36	$ 49.17	$ 46.04
Total ReturnB, C, D	3.58%	15.02%	29.90%	12.59%	6.80%	19.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89%A	1.89%	1.89%	1.90%	1.90%	1.91%
Expenses net of fee waivers, if any	1.89%A	1.89%	1.89%	1.90%	1.90%	1.91%
Expenses net of all reductions	1.89%A	1.89%	1.88%	1.90%	1.90%	1.91%
Net investment income (loss)	(.92)%A	(.91)%	(.85)%	(.72)%	(.83)%	(1.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 18	$ 23	$ 26	$ 35	$ 54
Portfolio turnover rateG	60% A	49%I	81%	73%	70%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 84.18	$ 73.13	$ 56.27	$ 49.96	$ 46.77	$ 39.05
Income from Investment Operations
Net investment income (loss) E	(.36)	(.66)	(.50)	(.37)	(.41)	(.44)
Net realized and unrealized gain (loss)	3.41	11.71	17.36	6.68	3.60	8.16
Total from investment operations	3.05	11.05	16.86	6.31	3.19	7.72
Net asset value, end of period	$ 87.23	$ 84.18	$ 73.13	$ 56.27	$ 49.96	$ 46.77
Total ReturnB, C, D	3.62%	15.11%	29.96%	12.63%	6.82%	19.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81%A	1.81%	1.84%	1.86%	1.88%	1.90%
Expenses net of fee waivers, if any	1.81%A	1.81%	1.84%	1.86%	1.88%	1.90%
Expenses net of all reductions	1.81%A	1.81%	1.83%	1.86%	1.87%	1.90%
Net investment income (loss)	(.83)%A	(.83)%	(.79)%	(.68)%	(.81)%	(1.05)%
Supplemental Data
Net assets, end of period (in millions)	$ 181	$ 175	$ 157	$ 133	$ 136	$ 143
Portfolio turnover rateG	60% A	49%I	81%	73%	70%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 100.40	$ 86.32	$ 65.92	$ 58.24	$ 54.14	$ 44.71
Income from Investment Operations
Net investment income (loss) D	.10	.20	.20	.25	.16	.02
Net realized and unrealized gain (loss)	4.07	13.88	20.40	7.75	4.16	9.41
Total from investment operations	4.17	14.08	20.60	8.00	4.32	9.43
Distributions from net investment income	-	-	(.20)	-	-	-
Distributions from net realized gain	-	-	-	(.32)	(.22)	-
Total distributions	-	-	(.20)	(.32)	(.22)	-
Net asset value, end of period	$ 104.57	$ 100.40	$ 86.32	$ 65.92	$ 58.24	$ 54.14
Total ReturnB, C	4.15%	16.31%	31.36%	13.83%	7.99%	21.09%
Ratios to Average Net Assets E, G
Expenses before reductions	.78%A	.77%	.78%	.80%	.80%	.80%
Expenses net of fee waivers, if any	.78%A	.77%	.78%	.80%	.80%	.80%
Expenses net of all reductions	.77%A	.77%	.77%	.79%	.79%	.80%
Net investment income (loss)	.20%A	.21%	.27%	.39%	.27%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 408	$ 432	$ 1,266	$ 1,063	$ 897	$ 973
Portfolio turnover rateF	60% A	49%H	81%	73%	70%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 100.59	$ 86.36	$ 78.49
Income from Investment Operations
Net investment income (loss) D	.17	.33	.09
Net realized and unrealized gain (loss)	4.07	13.90	7.78
Total from investment operations	4.24	14.23	7.87
Net asset value, end of period	$ 104.83	$ 100.59	$ 86.36
Total ReturnB, C	4.22%	16.48%	10.03%
Ratios to Average Net Assets E, H
Expenses before reductions	.64%A	.64%	.64%A
Expenses net of fee waivers, if any	.64%A	.64%	.64%A
Expenses net of all reductions	.63%A	.64%	.63%A
Net investment income (loss)	.34%A	.35%	.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,367	$ 122	$ 110
Portfolio turnover rateF	60% A	49%I	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 680,089
Gross unrealized depreciation	(49,212)
Net unrealized appreciation (depreciation) on securities	$ 630,877

Tax cost	$ 2,265,390

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (138,003)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $811,444 and $924,474, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,069	$ 24
Class T	.25%	.25%	3,399	50
Class B	.75%	.25%	79	60
Class C	.75%	.25%	888	68
			$ 5,435	$ 202

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 53
Class T	21
Class B*	2
Class C*	5
$ 81

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 912.21
Class T	1,267.19
Class B	24.30
Class C	195.22
Institutional Class	399.19
Class Z	2.05
	$ 2,799

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $284. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $49 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of three dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	869	1,501	$ 83,285	$ 132,626
Shares redeemed	(983)	(1,946)	(93,743)	(170,230)
Net increase (decrease)	(114)	(445)	$ (10,458)	$ (37,604)
Class T
Shares sold	798	1,656	$ 75,022	$ 144,112
Shares redeemed	(1,440)	(2,920)	(135,543)	(253,312)
Net increase (decrease)	(642)	(1,264)	$ (60,521)	$ (109,200)
Class B
Shares sold	2	3	$ 86	$ 258
Shares redeemed	(55)	(107)	(4,575)	(8,283)
Net increase (decrease)	(53)	(104)	$ (4,489)	$ (8,025)
Class C
Shares sold	153	262	$ 13,044	$ 20,995
Shares redeemed	(151)	(341)	(12,874)	(26,719)
Net increase (decrease)	2	(79)	$ 170	$ (5,724)
Institutional Class
Shares sold	581	2,450	$ 59,323	$ 230,126
Shares redeemed	(987)	(12,811)A	(101,061)	(1,203,573)A
Net increase (decrease)	(406)	(10,361)	$ (41,738)	$ (973,447)
Class Z
Shares sold	208	-	$ 21,768	$ -
Shares redeemed	(5)	-B	(562)	(6)
Net increase (decrease)	203	-B	$ 21,206	$ (6)

A Amount includes in-kind redemptions.

B Amount represents sixty-one shares.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EPG-USAN-0715
1.786783.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Equity Growth

Fund - Institutional Class

(To be renamed Class I effective July 1, 2015)

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.05%
Actual		$ 1,000.00	$ 1,040.10	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.70	$ 5.29
Class T	1.28%
Actual		$ 1,000.00	$ 1,038.90	$ 6.51
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.44
Class B	1.89%
Actual		$ 1,000.00	$ 1,035.80	$ 9.59
HypotheticalA		$ 1,000.00	$ 1,015.51	$ 9.50
Class C	1.81%
Actual		$ 1,000.00	$ 1,036.20	$ 9.19
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,041.50	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Class Z	.64%
Actual		$ 1,000.00	$ 1,042.20	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.74	$ 3.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	8.5	8.4
Apple, Inc.	6.9	6.4
Gilead Sciences, Inc.	5.8	5.0
Google, Inc. Class A	3.3	2.2
Actavis PLC	2.6	2.3
Salesforce.com, Inc.	2.1	1.7
The Blackstone Group LP	1.9	1.9
United Technologies Corp.	1.9	1.8
Starbucks Corp.	1.9	1.3
Danaher Corp.	1.8	2.0
	36.7
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.2	30.6
Health Care	18.5	17.8
Consumer Discretionary	15.0	11.9
Industrials	11.7	12.5
Financials	7.6	8.0
Asset Allocation (% of fund's net assets)
As of May 31, 2015 *		As of November 30, 2014 **
	Stocks 96.5%		Stocks 97.2%
	Convertible Securities 0.9%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets (Liabilities) 2.6%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	14.1%	** Foreign investments	13.0%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Automobiles - 0.9%
Harley-Davidson, Inc.	58,254	$ 3,116
Tesla Motors, Inc. (a)(d)	93,863	23,541
		26,657
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (a)	159,400	8,874
Houghton Mifflin Harcourt Co. (a)	212,300	5,600
ServiceMaster Global Holdings, Inc.	308,000	10,346
		24,820
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc. (a)	27,285	16,794
Domino's Pizza, Inc.	170,000	18,472
Dunkin' Brands Group, Inc.	52,936	2,825
Jubilant Foodworks Ltd. (a)	13,615	382
Starbucks Corp.	1,018,202	52,906
Yum! Brands, Inc.	148,179	13,352
		104,731
Household Durables - 0.7%
Harman International Industries, Inc.	112,800	13,595
Toll Brothers, Inc. (a)	196,900	7,122
		20,717
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	34,000	14,594
Ctrip.com International Ltd. sponsored ADR (a)	161,100	12,867
		27,461
Leisure Products - 0.0%
NJOY, Inc. (a)(e)	202,642	1,635
Media - 1.8%
Comcast Corp. Class A (special) (non-vtg.)	278,238	16,138
The Walt Disney Co.	318,100	35,109
		51,247
Specialty Retail - 4.1%
AutoZone, Inc. (a)	10,600	7,140
Five Below, Inc. (a)	320,600	10,660
Home Depot, Inc.	454,344	50,623
L Brands, Inc.	49,000	4,239
Lowe's Companies, Inc.	146,100	10,224
MarineMax, Inc. (a)	200,300	4,791
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Restoration Hardware Holdings, Inc. (a)	2,200	$ 200
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	190,002	28,998
		116,875
Textiles, Apparel & Luxury Goods - 1.7%
ECLAT Textile Co. Ltd.	34,862	511
Kate Spade & Co. (a)	644,720	15,976
Michael Kors Holdings Ltd. (a)	157,200	7,310
NIKE, Inc. Class B	242,857	24,691
		48,488
TOTAL CONSUMER DISCRETIONARY		422,631
CONSUMER STAPLES - 5.5%
Beverages - 1.0%
Kweichow Moutai Co. Ltd.	58,300	2,482
SABMiller PLC	265,034	14,153
The Coca-Cola Co.	303,826	12,445
		29,080
Food & Staples Retailing - 0.4%
Sprouts Farmers Market LLC (a)	99,400	2,981
Whole Foods Market, Inc.	231,183	9,534
		12,515
Food Products - 2.4%
Keurig Green Mountain, Inc.	559,491	48,251
Mead Johnson Nutrition Co. Class A	63,185	6,148
The Hershey Co.	142,159	13,201
		67,600
Household Products - 0.6%
Procter & Gamble Co.	233,191	18,280
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	96,800	8,463
Herbalife Ltd. (a)	428,966	22,319
		30,782
TOTAL CONSUMER STAPLES		158,257
ENERGY - 1.4%
Energy Equipment & Services - 0.2%
Pason Systems, Inc.	291,750	5,220
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy, Inc. (a)	151,800	$ 11,511
EOG Resources, Inc.	51,300	4,550
Golar LNG Ltd.	346,348	16,455
Tanker Investments Ltd. (a)(d)	62,100	783
Teekay Tankers Ltd.	132,424	894
		34,193
TOTAL ENERGY		39,413
FINANCIALS - 7.6%
Banks - 0.7%
First Republic Bank	289,700	17,541
HDFC Bank Ltd.	68,446	1,326
M&T Bank Corp.	24,300	2,937
		21,804
Capital Markets - 4.8%
BlackRock, Inc. Class A	68,200	24,946
E*TRADE Financial Corp. (a)	892,445	26,291
HFF, Inc.	191,000	7,686
Invesco Ltd.	371,023	14,778
JMP Group, Inc.	141,100	1,054
The Blackstone Group LP	1,231,833	53,954
Virtus Investment Partners, Inc.	76,600	9,530
		138,239
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	53,400	7,636
McGraw Hill Financial, Inc.	227,175	23,569
		31,205
Real Estate Management & Development - 0.8%
Leopalace21 Corp. (a)	179,400	1,033
Realogy Holdings Corp. (a)	449,033	21,082
		22,115
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	219,400	5,597
TOTAL FINANCIALS		218,960
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 18.5%
Biotechnology - 11.3%
Amgen, Inc.	185,000	$ 28,908
Biogen, Inc. (a)	97,716	38,792
BioMarin Pharmaceutical, Inc. (a)	124,179	15,593
Celgene Corp. (a)	58,200	6,660
Cytokinetics, Inc. warrants 6/25/17 (a)	856,620	326
Gilead Sciences, Inc.	1,475,247	165,626
Insmed, Inc. (a)	744,220	16,328
Medivation, Inc. (a)	157,200	20,758
Ophthotech Corp. (a)	110,016	5,503
Vertex Pharmaceuticals, Inc. (a)	203,100	26,056
		324,550
Health Care Equipment & Supplies - 0.4%
Medtronic PLC	94,600	7,220
Novadaq Technologies, Inc. (a)	426,800	4,272
		11,492
Health Care Providers & Services - 0.6%
Express Scripts Holding Co. (a)	181,400	15,807
Pharmaceuticals - 6.2%
Actavis PLC (a)	242,757	74,480
Astellas Pharma, Inc.	2,577,800	37,413
Shire PLC	290,700	25,143
Teva Pharmaceutical Industries Ltd. sponsored ADR	348,300	20,933
Valeant Pharmaceuticals International (Canada) (a)	82,600	19,690
		177,659
TOTAL HEALTH CARE		529,508
INDUSTRIALS - 11.7%
Aerospace & Defense - 3.6%
Textron, Inc.	325,500	14,719
TransDigm Group, Inc.	154,677	34,963
United Technologies Corp.	455,411	53,361
		103,043
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	70,600	7,005
Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR	247,280	16,469
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 1.2%
A.O. Smith Corp.	268,538	$ 19,168
Caesarstone Sdot-Yam Ltd.	236,300	14,608
		33,776
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	119,715	5,179
Electrical Equipment - 0.4%
AMETEK, Inc.	191,255	10,282
Industrial Conglomerates - 2.5%
Danaher Corp.	591,014	51,016
Roper Industries, Inc.	116,069	20,307
		71,323
Machinery - 0.2%
Manitowoc Co., Inc.	179,648	3,388
Sarine Technologies Ltd.	1,229,000	1,805
Sun Hydraulics Corp.	32,500	1,215
		6,408
Professional Services - 1.7%
CEB, Inc.	116,400	9,846
Equifax, Inc.	46,800	4,695
On Assignment, Inc. (a)	54,158	2,030
Resources Connection, Inc.	269,900	4,235
Robert Half International, Inc.	164,100	9,250
Verisk Analytics, Inc. (a)	109,129	7,921
WageWorks, Inc. (a)	282,300	12,105
		50,082
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	295,312	24,812
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	86,800	2,817
Summit Ascent Holdings Ltd. (a)	5,330,000	3,698
		6,515
TOTAL INDUSTRIALS		334,894
INFORMATION TECHNOLOGY - 35.5%
Communications Equipment - 0.3%
QUALCOMM, Inc.	119,200	8,306
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	319,723	22,061
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 13.1%
Cvent, Inc. (a)(d)	324,878	$ 8,564
Facebook, Inc. Class A (a)	3,078,900	243,822
Google, Inc.:
Class A (a)	171,550	93,550
Class C	13,436	7,149
JUST EAT Ltd. (a)	440,400	3,101
JUST EAT Ltd. rights 6/8/15	81,555	44
Shopify, Inc. Class A	3,600	97
Textura Corp. (a)(d)	621,889	18,103
		374,430
IT Services - 1.7%
Cardtronics, Inc. (a)	73,500	2,683
Cognizant Technology Solutions Corp. Class A (a)	89,000	5,760
Visa, Inc. Class A	589,632	40,496
		48,939
Semiconductors & Semiconductor Equipment - 2.7%
Avago Technologies Ltd.	20,400	3,021
Cirrus Logic, Inc. (a)	73,500	2,775
Maxim Integrated Products, Inc.	976,400	34,242
Monolithic Power Systems, Inc.	155,432	8,487
Qorvo, Inc. (a)	197,000	16,184
Skyworks Solutions, Inc.	103,600	11,330
		76,039
Software - 9.6%
Activision Blizzard, Inc.	246,600	6,229
Adobe Systems, Inc. (a)	322,900	25,538
Computer Modelling Group Ltd.	625,600	6,927
CyberArk Software Ltd. (a)	48,700	3,029
Electronic Arts, Inc. (a)	672,945	42,231
Fleetmatics Group PLC (a)	211,100	8,826
Intuit, Inc.	27,800	2,895
Mobileye NV (a)(d)	445,200	20,960
Oracle Corp.	785,700	34,170
Red Hat, Inc. (a)	258,400	19,967
Salesforce.com, Inc. (a)	813,792	59,203
ServiceNow, Inc. (a)	205,800	15,766
SolarWinds, Inc. (a)	534,481	25,361
SS&C Technologies Holdings, Inc.	76,746	4,523
		275,625
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	1,524,827	$ 198,654
Nimble Storage, Inc. (a)(d)	423,500	10,960
		209,614
TOTAL INFORMATION TECHNOLOGY		1,015,014
MATERIALS - 1.5%
Chemicals - 1.2%
CF Industries Holdings, Inc.	37,000	11,688
Monsanto Co.	122,000	14,272
Potash Corp. of Saskatchewan, Inc.	85,600	2,694
Sherwin-Williams Co.	21,845	6,295
		34,949
Construction Materials - 0.3%
Eagle Materials, Inc.	30,250	2,525
James Hardie Industries PLC sponsored ADR	73,073	4,933
		7,458
TOTAL MATERIALS		42,407
TOTAL COMMON STOCKS (Cost $2,138,653)		2,761,084
Convertible Preferred Stocks - 0.9%

CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Blu Homes, Inc. Series A, 5.00% (a)(e)	875,350	5,839
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (e)	485,012	16,159
IT Services - 0.1%
AppNexus, Inc. Series E (e)	105,425	2,706
TOTAL INFORMATION TECHNOLOGY		18,865
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,680)		24,704
Money Market Funds - 3.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	100,909,085	$ 100,909
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	9,569,807	9,570
TOTAL MONEY MARKET FUNDS (Cost $110,479)		110,479
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $2,262,812)		2,896,267
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(36,641)
NET ASSETS - 100%		$ 2,859,626
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,340,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$ 2,112
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 4,044
NJOY, Inc.	9/11/13	$ 1,637
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 7,524
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 89
Fidelity Securities Lending Cash Central Fund	284
Total	$ 373
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 428,470	$ 420,996	$ -	$ 7,474
Consumer Staples	158,257	158,257	-	-
Energy	39,413	39,413	-	-
Financials	218,960	216,601	2,359	-
Health Care	529,508	466,626	62,882	-
Industrials	334,894	334,894	-	-
Information Technology	1,033,879	1,014,970	44	18,865
Materials	42,407	42,407	-	-
Money Market Funds	110,479	110,479	-	-
Total Investments in Securities:	$ 2,896,267	$ 2,804,643	$ 65,285	$ 26,339
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.9%
Ireland	4.0%
Bermuda	1.4%
Israel	1.4%
Canada	1.3%
Japan	1.3%
Cayman Islands	1.3%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,348) - See accompanying schedule: Unaffiliated issuers (cost $2,152,333)	$ 2,785,788
Fidelity Central Funds (cost $110,479)	110,479
Total Investments (cost $2,262,812)		$ 2,896,267
Receivable for investments sold		14,636
Receivable for fund shares sold		1,347
Dividends receivable		1,720
Distributions receivable from Fidelity Central Funds		37
Prepaid expenses		1
Other receivables		164
Total assets		2,914,172

Liabilities
Payable for investments purchased	$ 39,029
Payable for fund shares redeemed	2,994
Accrued management fee	1,311
Distribution and service plan fees payable	912
Other affiliated payables	540
Other payables and accrued expenses	190
Collateral on securities loaned, at value	9,570
Total liabilities		54,546

Net Assets		$ 2,859,626
Net Assets consist of:
Paid in capital		$ 2,285,849
Accumulated net investment loss		(10,647)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(49,020)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		633,444
Net Assets		$ 2,859,626

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($876,309 ÷ 8,983.98 shares)	$ 97.54

Maximum offering price per share (100/94.25 of $97.54)	$ 103.49
Class T: Net Asset Value and redemption price per share ($1,358,975 ÷ 14,074.30 shares)	$ 96.56

Maximum offering price per share (100/96.50 of $96.56)	$ 100.06
Class B: Net Asset Value and offering price per share ($14,021 ÷ 163.67 shares)A	$ 85.67

Class C: Net Asset Value and offering price per share ($181,044 ÷ 2,075.53 shares)A	$ 87.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($407,910 ÷ 3,900.72 shares)	$ 104.57

Class Z: Net Asset Value, offering price and redemption price per share ($21,367 ÷ 203.82 shares)	$ 104.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 13,470
Income from Fidelity Central Funds		373
Total income		13,843

Expenses
Management fee	$ 7,798
Transfer agent fees	2,799
Distribution and service plan fees	5,435
Accounting and security lending fees	422
Custodian fees and expenses	27
Independent trustees' compensation	6
Registration fees	76
Audit	41
Legal	7
Miscellaneous	12
Total expenses before reductions	16,623
Expense reductions	(49)	16,574
Net investment income (loss)		(2,731)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	91,275
Foreign currency transactions	(37)
Total net realized gain (loss)		91,238
Change in net unrealized appreciation (depreciation) on: Investment securities	20,858
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		20,854
Net gain (loss)		112,092
Net increase (decrease) in net assets resulting from operations		$ 109,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,731)	$ (4,201)
Net realized gain (loss)	91,238	701,406
Change in net unrealized appreciation (depreciation)	20,854	(219,078)
Net increase (decrease) in net assets resulting from operations	109,361	478,127
Share transactions - net increase (decrease)	(95,830)	(1,134,005)
Total increase (decrease) in net assets	13,531	(655,878)

Net Assets
Beginning of period	2,846,095	3,501,973
End of period (including accumulated net investment loss of $10,647 and accumulated net investment loss of $7,916, respectively)	$ 2,859,626	$ 2,846,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 93.78	$ 80.87	$ 61.77	$ 54.56	$ 50.75	$ 42.07
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)	(.05)	.02	(.04)	(.14)
Net realized and unrealized gain (loss)	3.80	12.98	19.15	7.30	3.90	8.82
Total from investment operations	3.76	12.91	19.10	7.32	3.86	8.68
Distributions from net realized gain	-	-	-	(.11)	(.05)	-
Net asset value, end of period	$ 97.54	$ 93.78	$ 80.87	$ 61.77	$ 54.56	$ 50.75
Total ReturnB, C, D	4.01%	15.96%	30.92%	13.45%	7.61%	20.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05%A	1.07%	1.11%	1.14%	1.15%	1.16%
Expenses net of fee waivers, if any	1.05%A	1.07%	1.11%	1.14%	1.15%	1.16%
Expenses net of all reductions	1.05%A	1.07%	1.10%	1.14%	1.14%	1.15%
Net investment income (loss)	(.08)%A	(.08)%	(.07)%	.04%	(.08)%	(.31)%
Supplemental Data
Net assets, end of period (in millions)	$ 876	$ 853	$ 772	$ 632	$ 609	$ 636
Portfolio turnover rateG	60% A	49%I	81%	73%	70%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 92.94	$ 80.31	$ 61.45	$ 54.26	$ 50.51	$ 41.94
Income from Investment Operations
Net investment income (loss) E	(.14)	(.25)	(.17)	(.08)	(.14)	(.22)
Net realized and unrealized gain (loss)	3.76	12.88	19.03	7.27	3.89	8.79
Total from investment operations	3.62	12.63	18.86	7.19	3.75	8.57
Net asset value, end of period	$ 96.56	$ 92.94	$ 80.31	$ 61.45	$ 54.26	$ 50.51
Total ReturnB, C, D	3.89%	15.73%	30.69%	13.25%	7.42%	20.43%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28%A	1.28%	1.29%	1.31%	1.32%	1.34%
Expenses net of fee waivers, if any	1.28%A	1.28%	1.29%	1.31%	1.32%	1.34%
Expenses net of all reductions	1.27%A	1.28%	1.28%	1.31%	1.31%	1.33%
Net investment income (loss)	(.30)%A	(.29)%	(.25)%	(.13)%	(.25)%	(.48)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,359	$ 1,368	$ 1,283	$ 1,108	$ 1,139	$ 1,246
Portfolio turnover rateG	60% A	49%I	81%	73%	70%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 82.72	$ 71.91	$ 55.36	$ 49.17	$ 46.04	$ 38.45
Income from Investment Operations
Net investment income (loss) E	(.38)	(.70)	(.52)	(.39)	(.42)	(.44)
Net realized and unrealized gain (loss)	3.33	11.51	17.07	6.58	3.55	8.03
Total from investment operations	2.95	10.81	16.55	6.19	3.13	7.59
Net asset value, end of period	$ 85.67	$ 82.72	$ 71.91	$ 55.36	$ 49.17	$ 46.04
Total ReturnB, C, D	3.58%	15.02%	29.90%	12.59%	6.80%	19.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89%A	1.89%	1.89%	1.90%	1.90%	1.91%
Expenses net of fee waivers, if any	1.89%A	1.89%	1.89%	1.90%	1.90%	1.91%
Expenses net of all reductions	1.89%A	1.89%	1.88%	1.90%	1.90%	1.91%
Net investment income (loss)	(.92)%A	(.91)%	(.85)%	(.72)%	(.83)%	(1.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 18	$ 23	$ 26	$ 35	$ 54
Portfolio turnover rateG	60% A	49%I	81%	73%	70%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 84.18	$ 73.13	$ 56.27	$ 49.96	$ 46.77	$ 39.05
Income from Investment Operations
Net investment income (loss) E	(.36)	(.66)	(.50)	(.37)	(.41)	(.44)
Net realized and unrealized gain (loss)	3.41	11.71	17.36	6.68	3.60	8.16
Total from investment operations	3.05	11.05	16.86	6.31	3.19	7.72
Net asset value, end of period	$ 87.23	$ 84.18	$ 73.13	$ 56.27	$ 49.96	$ 46.77
Total ReturnB, C, D	3.62%	15.11%	29.96%	12.63%	6.82%	19.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81%A	1.81%	1.84%	1.86%	1.88%	1.90%
Expenses net of fee waivers, if any	1.81%A	1.81%	1.84%	1.86%	1.88%	1.90%
Expenses net of all reductions	1.81%A	1.81%	1.83%	1.86%	1.87%	1.90%
Net investment income (loss)	(.83)%A	(.83)%	(.79)%	(.68)%	(.81)%	(1.05)%
Supplemental Data
Net assets, end of period (in millions)	$ 181	$ 175	$ 157	$ 133	$ 136	$ 143
Portfolio turnover rateG	60% A	49%I	81%	73%	70%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 100.40	$ 86.32	$ 65.92	$ 58.24	$ 54.14	$ 44.71
Income from Investment Operations
Net investment income (loss) D	.10	.20	.20	.25	.16	.02
Net realized and unrealized gain (loss)	4.07	13.88	20.40	7.75	4.16	9.41
Total from investment operations	4.17	14.08	20.60	8.00	4.32	9.43
Distributions from net investment income	-	-	(.20)	-	-	-
Distributions from net realized gain	-	-	-	(.32)	(.22)	-
Total distributions	-	-	(.20)	(.32)	(.22)	-
Net asset value, end of period	$ 104.57	$ 100.40	$ 86.32	$ 65.92	$ 58.24	$ 54.14
Total ReturnB, C	4.15%	16.31%	31.36%	13.83%	7.99%	21.09%
Ratios to Average Net Assets E, G
Expenses before reductions	.78%A	.77%	.78%	.80%	.80%	.80%
Expenses net of fee waivers, if any	.78%A	.77%	.78%	.80%	.80%	.80%
Expenses net of all reductions	.77%A	.77%	.77%	.79%	.79%	.80%
Net investment income (loss)	.20%A	.21%	.27%	.39%	.27%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 408	$ 432	$ 1,266	$ 1,063	$ 897	$ 973
Portfolio turnover rateF	60% A	49%H	81%	73%	70%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 100.59	$ 86.36	$ 78.49
Income from Investment Operations
Net investment income (loss) D	.17	.33	.09
Net realized and unrealized gain (loss)	4.07	13.90	7.78
Total from investment operations	4.24	14.23	7.87
Net asset value, end of period	$ 104.83	$ 100.59	$ 86.36
Total ReturnB, C	4.22%	16.48%	10.03%
Ratios to Average Net Assets E, H
Expenses before reductions	.64%A	.64%	.64%A
Expenses net of fee waivers, if any	.64%A	.64%	.64%A
Expenses net of all reductions	.63%A	.64%	.63%A
Net investment income (loss)	.34%A	.35%	.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,367	$ 122	$ 110
Portfolio turnover rateF	60% A	49%I	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 680,089
Gross unrealized depreciation	(49,212)
Net unrealized appreciation (depreciation) on securities	$ 630,877

Tax cost	$ 2,265,390

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (138,003)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $811,444 and $924,474, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,069	$ 24
Class T	.25%	.25%	3,399	50
Class B	.75%	.25%	79	60
Class C	.75%	.25%	888	68
			$ 5,435	$ 202

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 53
Class T	21
Class B*	2
Class C*	5
$ 81

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 912.21
Class T	1,267.19
Class B	24.30
Class C	195.22
Institutional Class	399.19
Class Z	2.05
	$ 2,799

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $284. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $49 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of three dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	869	1,501	$ 83,285	$ 132,626
Shares redeemed	(983)	(1,946)	(93,743)	(170,230)
Net increase (decrease)	(114)	(445)	$ (10,458)	$ (37,604)
Class T
Shares sold	798	1,656	$ 75,022	$ 144,112
Shares redeemed	(1,440)	(2,920)	(135,543)	(253,312)
Net increase (decrease)	(642)	(1,264)	$ (60,521)	$ (109,200)
Class B
Shares sold	2	3	$ 86	$ 258
Shares redeemed	(55)	(107)	(4,575)	(8,283)
Net increase (decrease)	(53)	(104)	$ (4,489)	$ (8,025)
Class C
Shares sold	153	262	$ 13,044	$ 20,995
Shares redeemed	(151)	(341)	(12,874)	(26,719)
Net increase (decrease)	2	(79)	$ 170	$ (5,724)
Institutional Class
Shares sold	581	2,450	$ 59,323	$ 230,126
Shares redeemed	(987)	(12,811)A	(101,061)	(1,203,573)A
Net increase (decrease)	(406)	(10,361)	$ (41,738)	$ (973,447)
Class Z
Shares sold	208	-	$ 21,768	$ -
Shares redeemed	(5)	-B	(562)	(6)
Net increase (decrease)	203	-B	$ 21,206	$ (6)

A Amount includes in-kind redemptions.

B Amount represents sixty-one shares.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EPGI-USAN-0715
1.786784.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Equity Growth

Fund - Class Z

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.05%
Actual		$ 1,000.00	$ 1,040.10	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.70	$ 5.29
Class T	1.28%
Actual		$ 1,000.00	$ 1,038.90	$ 6.51
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.44
Class B	1.89%
Actual		$ 1,000.00	$ 1,035.80	$ 9.59
HypotheticalA		$ 1,000.00	$ 1,015.51	$ 9.50
Class C	1.81%
Actual		$ 1,000.00	$ 1,036.20	$ 9.19
HypotheticalA		$ 1,000.00	$ 1,015.91	$ 9.10
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,041.50	$ 3.97
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Class Z	.64%
Actual		$ 1,000.00	$ 1,042.20	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.74	$ 3.23

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	8.5	8.4
Apple, Inc.	6.9	6.4
Gilead Sciences, Inc.	5.8	5.0
Google, Inc. Class A	3.3	2.2
Actavis PLC	2.6	2.3
Salesforce.com, Inc.	2.1	1.7
The Blackstone Group LP	1.9	1.9
United Technologies Corp.	1.9	1.8
Starbucks Corp.	1.9	1.3
Danaher Corp.	1.8	2.0
	36.7
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.2	30.6
Health Care	18.5	17.8
Consumer Discretionary	15.0	11.9
Industrials	11.7	12.5
Financials	7.6	8.0
Asset Allocation (% of fund's net assets)
As of May 31, 2015 *		As of November 30, 2014 **
	Stocks 96.5%		Stocks 97.2%
	Convertible Securities 0.9%		Convertible Securities 0.8%
	Short-Term Investments and Net Other Assets (Liabilities) 2.6%		Short-Term Investments and Net Other Assets (Liabilities) 2.0%
* Foreign investments	14.1%	** Foreign investments	13.0%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.8%
Automobiles - 0.9%
Harley-Davidson, Inc.	58,254	$ 3,116
Tesla Motors, Inc. (a)(d)	93,863	23,541
		26,657
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (a)	159,400	8,874
Houghton Mifflin Harcourt Co. (a)	212,300	5,600
ServiceMaster Global Holdings, Inc.	308,000	10,346
		24,820
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc. (a)	27,285	16,794
Domino's Pizza, Inc.	170,000	18,472
Dunkin' Brands Group, Inc.	52,936	2,825
Jubilant Foodworks Ltd. (a)	13,615	382
Starbucks Corp.	1,018,202	52,906
Yum! Brands, Inc.	148,179	13,352
		104,731
Household Durables - 0.7%
Harman International Industries, Inc.	112,800	13,595
Toll Brothers, Inc. (a)	196,900	7,122
		20,717
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	34,000	14,594
Ctrip.com International Ltd. sponsored ADR (a)	161,100	12,867
		27,461
Leisure Products - 0.0%
NJOY, Inc. (a)(e)	202,642	1,635
Media - 1.8%
Comcast Corp. Class A (special) (non-vtg.)	278,238	16,138
The Walt Disney Co.	318,100	35,109
		51,247
Specialty Retail - 4.1%
AutoZone, Inc. (a)	10,600	7,140
Five Below, Inc. (a)	320,600	10,660
Home Depot, Inc.	454,344	50,623
L Brands, Inc.	49,000	4,239
Lowe's Companies, Inc.	146,100	10,224
MarineMax, Inc. (a)	200,300	4,791
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Restoration Hardware Holdings, Inc. (a)	2,200	$ 200
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	190,002	28,998
		116,875
Textiles, Apparel & Luxury Goods - 1.7%
ECLAT Textile Co. Ltd.	34,862	511
Kate Spade & Co. (a)	644,720	15,976
Michael Kors Holdings Ltd. (a)	157,200	7,310
NIKE, Inc. Class B	242,857	24,691
		48,488
TOTAL CONSUMER DISCRETIONARY		422,631
CONSUMER STAPLES - 5.5%
Beverages - 1.0%
Kweichow Moutai Co. Ltd.	58,300	2,482
SABMiller PLC	265,034	14,153
The Coca-Cola Co.	303,826	12,445
		29,080
Food & Staples Retailing - 0.4%
Sprouts Farmers Market LLC (a)	99,400	2,981
Whole Foods Market, Inc.	231,183	9,534
		12,515
Food Products - 2.4%
Keurig Green Mountain, Inc.	559,491	48,251
Mead Johnson Nutrition Co. Class A	63,185	6,148
The Hershey Co.	142,159	13,201
		67,600
Household Products - 0.6%
Procter & Gamble Co.	233,191	18,280
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	96,800	8,463
Herbalife Ltd. (a)	428,966	22,319
		30,782
TOTAL CONSUMER STAPLES		158,257
ENERGY - 1.4%
Energy Equipment & Services - 0.2%
Pason Systems, Inc.	291,750	5,220
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy, Inc. (a)	151,800	$ 11,511
EOG Resources, Inc.	51,300	4,550
Golar LNG Ltd.	346,348	16,455
Tanker Investments Ltd. (a)(d)	62,100	783
Teekay Tankers Ltd.	132,424	894
		34,193
TOTAL ENERGY		39,413
FINANCIALS - 7.6%
Banks - 0.7%
First Republic Bank	289,700	17,541
HDFC Bank Ltd.	68,446	1,326
M&T Bank Corp.	24,300	2,937
		21,804
Capital Markets - 4.8%
BlackRock, Inc. Class A	68,200	24,946
E*TRADE Financial Corp. (a)	892,445	26,291
HFF, Inc.	191,000	7,686
Invesco Ltd.	371,023	14,778
JMP Group, Inc.	141,100	1,054
The Blackstone Group LP	1,231,833	53,954
Virtus Investment Partners, Inc.	76,600	9,530
		138,239
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	53,400	7,636
McGraw Hill Financial, Inc.	227,175	23,569
		31,205
Real Estate Management & Development - 0.8%
Leopalace21 Corp. (a)	179,400	1,033
Realogy Holdings Corp. (a)	449,033	21,082
		22,115
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	219,400	5,597
TOTAL FINANCIALS		218,960
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 18.5%
Biotechnology - 11.3%
Amgen, Inc.	185,000	$ 28,908
Biogen, Inc. (a)	97,716	38,792
BioMarin Pharmaceutical, Inc. (a)	124,179	15,593
Celgene Corp. (a)	58,200	6,660
Cytokinetics, Inc. warrants 6/25/17 (a)	856,620	326
Gilead Sciences, Inc.	1,475,247	165,626
Insmed, Inc. (a)	744,220	16,328
Medivation, Inc. (a)	157,200	20,758
Ophthotech Corp. (a)	110,016	5,503
Vertex Pharmaceuticals, Inc. (a)	203,100	26,056
		324,550
Health Care Equipment & Supplies - 0.4%
Medtronic PLC	94,600	7,220
Novadaq Technologies, Inc. (a)	426,800	4,272
		11,492
Health Care Providers & Services - 0.6%
Express Scripts Holding Co. (a)	181,400	15,807
Pharmaceuticals - 6.2%
Actavis PLC (a)	242,757	74,480
Astellas Pharma, Inc.	2,577,800	37,413
Shire PLC	290,700	25,143
Teva Pharmaceutical Industries Ltd. sponsored ADR	348,300	20,933
Valeant Pharmaceuticals International (Canada) (a)	82,600	19,690
		177,659
TOTAL HEALTH CARE		529,508
INDUSTRIALS - 11.7%
Aerospace & Defense - 3.6%
Textron, Inc.	325,500	14,719
TransDigm Group, Inc.	154,677	34,963
United Technologies Corp.	455,411	53,361
		103,043
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	70,600	7,005
Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR	247,280	16,469
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 1.2%
A.O. Smith Corp.	268,538	$ 19,168
Caesarstone Sdot-Yam Ltd.	236,300	14,608
		33,776
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	119,715	5,179
Electrical Equipment - 0.4%
AMETEK, Inc.	191,255	10,282
Industrial Conglomerates - 2.5%
Danaher Corp.	591,014	51,016
Roper Industries, Inc.	116,069	20,307
		71,323
Machinery - 0.2%
Manitowoc Co., Inc.	179,648	3,388
Sarine Technologies Ltd.	1,229,000	1,805
Sun Hydraulics Corp.	32,500	1,215
		6,408
Professional Services - 1.7%
CEB, Inc.	116,400	9,846
Equifax, Inc.	46,800	4,695
On Assignment, Inc. (a)	54,158	2,030
Resources Connection, Inc.	269,900	4,235
Robert Half International, Inc.	164,100	9,250
Verisk Analytics, Inc. (a)	109,129	7,921
WageWorks, Inc. (a)	282,300	12,105
		50,082
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	295,312	24,812
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	86,800	2,817
Summit Ascent Holdings Ltd. (a)	5,330,000	3,698
		6,515
TOTAL INDUSTRIALS		334,894
INFORMATION TECHNOLOGY - 35.5%
Communications Equipment - 0.3%
QUALCOMM, Inc.	119,200	8,306
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	319,723	22,061
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 13.1%
Cvent, Inc. (a)(d)	324,878	$ 8,564
Facebook, Inc. Class A (a)	3,078,900	243,822
Google, Inc.:
Class A (a)	171,550	93,550
Class C	13,436	7,149
JUST EAT Ltd. (a)	440,400	3,101
JUST EAT Ltd. rights 6/8/15	81,555	44
Shopify, Inc. Class A	3,600	97
Textura Corp. (a)(d)	621,889	18,103
		374,430
IT Services - 1.7%
Cardtronics, Inc. (a)	73,500	2,683
Cognizant Technology Solutions Corp. Class A (a)	89,000	5,760
Visa, Inc. Class A	589,632	40,496
		48,939
Semiconductors & Semiconductor Equipment - 2.7%
Avago Technologies Ltd.	20,400	3,021
Cirrus Logic, Inc. (a)	73,500	2,775
Maxim Integrated Products, Inc.	976,400	34,242
Monolithic Power Systems, Inc.	155,432	8,487
Qorvo, Inc. (a)	197,000	16,184
Skyworks Solutions, Inc.	103,600	11,330
		76,039
Software - 9.6%
Activision Blizzard, Inc.	246,600	6,229
Adobe Systems, Inc. (a)	322,900	25,538
Computer Modelling Group Ltd.	625,600	6,927
CyberArk Software Ltd. (a)	48,700	3,029
Electronic Arts, Inc. (a)	672,945	42,231
Fleetmatics Group PLC (a)	211,100	8,826
Intuit, Inc.	27,800	2,895
Mobileye NV (a)(d)	445,200	20,960
Oracle Corp.	785,700	34,170
Red Hat, Inc. (a)	258,400	19,967
Salesforce.com, Inc. (a)	813,792	59,203
ServiceNow, Inc. (a)	205,800	15,766
SolarWinds, Inc. (a)	534,481	25,361
SS&C Technologies Holdings, Inc.	76,746	4,523
		275,625
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	1,524,827	$ 198,654
Nimble Storage, Inc. (a)(d)	423,500	10,960
		209,614
TOTAL INFORMATION TECHNOLOGY		1,015,014
MATERIALS - 1.5%
Chemicals - 1.2%
CF Industries Holdings, Inc.	37,000	11,688
Monsanto Co.	122,000	14,272
Potash Corp. of Saskatchewan, Inc.	85,600	2,694
Sherwin-Williams Co.	21,845	6,295
		34,949
Construction Materials - 0.3%
Eagle Materials, Inc.	30,250	2,525
James Hardie Industries PLC sponsored ADR	73,073	4,933
		7,458
TOTAL MATERIALS		42,407
TOTAL COMMON STOCKS (Cost $2,138,653)		2,761,084
Convertible Preferred Stocks - 0.9%

CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Blu Homes, Inc. Series A, 5.00% (a)(e)	875,350	5,839
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.6%
Uber Technologies, Inc. Series D, 8.00% (e)	485,012	16,159
IT Services - 0.1%
AppNexus, Inc. Series E (e)	105,425	2,706
TOTAL INFORMATION TECHNOLOGY		18,865
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,680)		24,704
Money Market Funds - 3.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.15% (b)	100,909,085	$ 100,909
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	9,569,807	9,570
TOTAL MONEY MARKET FUNDS (Cost $110,479)		110,479
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $2,262,812)		2,896,267
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(36,641)
NET ASSETS - 100%		$ 2,859,626
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,340,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$ 2,112
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 4,044
NJOY, Inc.	9/11/13	$ 1,637
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 7,524
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 89
Fidelity Securities Lending Cash Central Fund	284
Total	$ 373
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 428,470	$ 420,996	$ -	$ 7,474
Consumer Staples	158,257	158,257	-	-
Energy	39,413	39,413	-	-
Financials	218,960	216,601	2,359	-
Health Care	529,508	466,626	62,882	-
Industrials	334,894	334,894	-	-
Information Technology	1,033,879	1,014,970	44	18,865
Materials	42,407	42,407	-	-
Money Market Funds	110,479	110,479	-	-
Total Investments in Securities:	$ 2,896,267	$ 2,804,643	$ 65,285	$ 26,339
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.9%
Ireland	4.0%
Bermuda	1.4%
Israel	1.4%
Canada	1.3%
Japan	1.3%
Cayman Islands	1.3%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $9,348) - See accompanying schedule: Unaffiliated issuers (cost $2,152,333)	$ 2,785,788
Fidelity Central Funds (cost $110,479)	110,479
Total Investments (cost $2,262,812)		$ 2,896,267
Receivable for investments sold		14,636
Receivable for fund shares sold		1,347
Dividends receivable		1,720
Distributions receivable from Fidelity Central Funds		37
Prepaid expenses		1
Other receivables		164
Total assets		2,914,172

Liabilities
Payable for investments purchased	$ 39,029
Payable for fund shares redeemed	2,994
Accrued management fee	1,311
Distribution and service plan fees payable	912
Other affiliated payables	540
Other payables and accrued expenses	190
Collateral on securities loaned, at value	9,570
Total liabilities		54,546

Net Assets		$ 2,859,626
Net Assets consist of:
Paid in capital		$ 2,285,849
Accumulated net investment loss		(10,647)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(49,020)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		633,444
Net Assets		$ 2,859,626

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($876,309 ÷ 8,983.98 shares)	$ 97.54

Maximum offering price per share (100/94.25 of $97.54)	$ 103.49
Class T: Net Asset Value and redemption price per share ($1,358,975 ÷ 14,074.30 shares)	$ 96.56

Maximum offering price per share (100/96.50 of $96.56)	$ 100.06
Class B: Net Asset Value and offering price per share ($14,021 ÷ 163.67 shares)A	$ 85.67

Class C: Net Asset Value and offering price per share ($181,044 ÷ 2,075.53 shares)A	$ 87.23

Institutional Class: Net Asset Value, offering price and redemption price per share ($407,910 ÷ 3,900.72 shares)	$ 104.57

Class Z: Net Asset Value, offering price and redemption price per share ($21,367 ÷ 203.82 shares)	$ 104.83

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 13,470
Income from Fidelity Central Funds		373
Total income		13,843

Expenses
Management fee	$ 7,798
Transfer agent fees	2,799
Distribution and service plan fees	5,435
Accounting and security lending fees	422
Custodian fees and expenses	27
Independent trustees' compensation	6
Registration fees	76
Audit	41
Legal	7
Miscellaneous	12
Total expenses before reductions	16,623
Expense reductions	(49)	16,574
Net investment income (loss)		(2,731)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	91,275
Foreign currency transactions	(37)
Total net realized gain (loss)		91,238
Change in net unrealized appreciation (depreciation) on: Investment securities	20,858
Assets and liabilities in foreign currencies	(4)
Total change in net unrealized appreciation (depreciation)		20,854
Net gain (loss)		112,092
Net increase (decrease) in net assets resulting from operations		$ 109,361

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (2,731)	$ (4,201)
Net realized gain (loss)	91,238	701,406
Change in net unrealized appreciation (depreciation)	20,854	(219,078)
Net increase (decrease) in net assets resulting from operations	109,361	478,127
Share transactions - net increase (decrease)	(95,830)	(1,134,005)
Total increase (decrease) in net assets	13,531	(655,878)

Net Assets
Beginning of period	2,846,095	3,501,973
End of period (including accumulated net investment loss of $10,647 and accumulated net investment loss of $7,916, respectively)	$ 2,859,626	$ 2,846,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 93.78	$ 80.87	$ 61.77	$ 54.56	$ 50.75	$ 42.07
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)	(.05)	.02	(.04)	(.14)
Net realized and unrealized gain (loss)	3.80	12.98	19.15	7.30	3.90	8.82
Total from investment operations	3.76	12.91	19.10	7.32	3.86	8.68
Distributions from net realized gain	-	-	-	(.11)	(.05)	-
Net asset value, end of period	$ 97.54	$ 93.78	$ 80.87	$ 61.77	$ 54.56	$ 50.75
Total ReturnB, C, D	4.01%	15.96%	30.92%	13.45%	7.61%	20.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.05%A	1.07%	1.11%	1.14%	1.15%	1.16%
Expenses net of fee waivers, if any	1.05%A	1.07%	1.11%	1.14%	1.15%	1.16%
Expenses net of all reductions	1.05%A	1.07%	1.10%	1.14%	1.14%	1.15%
Net investment income (loss)	(.08)%A	(.08)%	(.07)%	.04%	(.08)%	(.31)%
Supplemental Data
Net assets, end of period (in millions)	$ 876	$ 853	$ 772	$ 632	$ 609	$ 636
Portfolio turnover rateG	60% A	49%I	81%	73%	70%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 92.94	$ 80.31	$ 61.45	$ 54.26	$ 50.51	$ 41.94
Income from Investment Operations
Net investment income (loss) E	(.14)	(.25)	(.17)	(.08)	(.14)	(.22)
Net realized and unrealized gain (loss)	3.76	12.88	19.03	7.27	3.89	8.79
Total from investment operations	3.62	12.63	18.86	7.19	3.75	8.57
Net asset value, end of period	$ 96.56	$ 92.94	$ 80.31	$ 61.45	$ 54.26	$ 50.51
Total ReturnB, C, D	3.89%	15.73%	30.69%	13.25%	7.42%	20.43%
Ratios to Average Net Assets F, H
Expenses before reductions	1.28%A	1.28%	1.29%	1.31%	1.32%	1.34%
Expenses net of fee waivers, if any	1.28%A	1.28%	1.29%	1.31%	1.32%	1.34%
Expenses net of all reductions	1.27%A	1.28%	1.28%	1.31%	1.31%	1.33%
Net investment income (loss)	(.30)%A	(.29)%	(.25)%	(.13)%	(.25)%	(.48)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,359	$ 1,368	$ 1,283	$ 1,108	$ 1,139	$ 1,246
Portfolio turnover rateG	60% A	49%I	81%	73%	70%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 82.72	$ 71.91	$ 55.36	$ 49.17	$ 46.04	$ 38.45
Income from Investment Operations
Net investment income (loss) E	(.38)	(.70)	(.52)	(.39)	(.42)	(.44)
Net realized and unrealized gain (loss)	3.33	11.51	17.07	6.58	3.55	8.03
Total from investment operations	2.95	10.81	16.55	6.19	3.13	7.59
Net asset value, end of period	$ 85.67	$ 82.72	$ 71.91	$ 55.36	$ 49.17	$ 46.04
Total ReturnB, C, D	3.58%	15.02%	29.90%	12.59%	6.80%	19.74%
Ratios to Average Net Assets F, H
Expenses before reductions	1.89%A	1.89%	1.89%	1.90%	1.90%	1.91%
Expenses net of fee waivers, if any	1.89%A	1.89%	1.89%	1.90%	1.90%	1.91%
Expenses net of all reductions	1.89%A	1.89%	1.88%	1.90%	1.90%	1.91%
Net investment income (loss)	(.92)%A	(.91)%	(.85)%	(.72)%	(.83)%	(1.06)%
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 18	$ 23	$ 26	$ 35	$ 54
Portfolio turnover rateG	60% A	49%I	81%	73%	70%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 84.18	$ 73.13	$ 56.27	$ 49.96	$ 46.77	$ 39.05
Income from Investment Operations
Net investment income (loss) E	(.36)	(.66)	(.50)	(.37)	(.41)	(.44)
Net realized and unrealized gain (loss)	3.41	11.71	17.36	6.68	3.60	8.16
Total from investment operations	3.05	11.05	16.86	6.31	3.19	7.72
Net asset value, end of period	$ 87.23	$ 84.18	$ 73.13	$ 56.27	$ 49.96	$ 46.77
Total ReturnB, C, D	3.62%	15.11%	29.96%	12.63%	6.82%	19.77%
Ratios to Average Net Assets F, H
Expenses before reductions	1.81%A	1.81%	1.84%	1.86%	1.88%	1.90%
Expenses net of fee waivers, if any	1.81%A	1.81%	1.84%	1.86%	1.88%	1.90%
Expenses net of all reductions	1.81%A	1.81%	1.83%	1.86%	1.87%	1.90%
Net investment income (loss)	(.83)%A	(.83)%	(.79)%	(.68)%	(.81)%	(1.05)%
Supplemental Data
Net assets, end of period (in millions)	$ 181	$ 175	$ 157	$ 133	$ 136	$ 143
Portfolio turnover rateG	60% A	49%I	81%	73%	70%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 100.40	$ 86.32	$ 65.92	$ 58.24	$ 54.14	$ 44.71
Income from Investment Operations
Net investment income (loss) D	.10	.20	.20	.25	.16	.02
Net realized and unrealized gain (loss)	4.07	13.88	20.40	7.75	4.16	9.41
Total from investment operations	4.17	14.08	20.60	8.00	4.32	9.43
Distributions from net investment income	-	-	(.20)	-	-	-
Distributions from net realized gain	-	-	-	(.32)	(.22)	-
Total distributions	-	-	(.20)	(.32)	(.22)	-
Net asset value, end of period	$ 104.57	$ 100.40	$ 86.32	$ 65.92	$ 58.24	$ 54.14
Total ReturnB, C	4.15%	16.31%	31.36%	13.83%	7.99%	21.09%
Ratios to Average Net Assets E, G
Expenses before reductions	.78%A	.77%	.78%	.80%	.80%	.80%
Expenses net of fee waivers, if any	.78%A	.77%	.78%	.80%	.80%	.80%
Expenses net of all reductions	.77%A	.77%	.77%	.79%	.79%	.80%
Net investment income (loss)	.20%A	.21%	.27%	.39%	.27%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 408	$ 432	$ 1,266	$ 1,063	$ 897	$ 973
Portfolio turnover rateF	60% A	49%H	81%	73%	70%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 100.59	$ 86.36	$ 78.49
Income from Investment Operations
Net investment income (loss) D	.17	.33	.09
Net realized and unrealized gain (loss)	4.07	13.90	7.78
Total from investment operations	4.24	14.23	7.87
Net asset value, end of period	$ 104.83	$ 100.59	$ 86.36
Total ReturnB, C	4.22%	16.48%	10.03%
Ratios to Average Net Assets E, H
Expenses before reductions	.64%A	.64%	.64%A
Expenses net of fee waivers, if any	.64%A	.64%	.64%A
Expenses net of all reductions	.63%A	.64%	.63%A
Net investment income (loss)	.34%A	.35%	.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,367	$ 122	$ 110
Portfolio turnover rateF	60% A	49%I	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE) normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, redemptions in kind, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 680,089
Gross unrealized depreciation	(49,212)
Net unrealized appreciation (depreciation) on securities	$ 630,877

Tax cost	$ 2,265,390

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (138,003)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $811,444 and $924,474, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,069	$ 24
Class T	.25%	.25%	3,399	50
Class B	.75%	.25%	79	60
Class C	.75%	.25%	888	68
			$ 5,435	$ 202

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 53
Class T	21
Class B*	2
Class C*	5
$ 81

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 912.21
Class T	1,267.19
Class B	24.30
Class C	195.22
Institutional Class	399.19
Class Z	2.05
	$ 2,799

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $284. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $49 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of three dollars.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	869	1,501	$ 83,285	$ 132,626
Shares redeemed	(983)	(1,946)	(93,743)	(170,230)
Net increase (decrease)	(114)	(445)	$ (10,458)	$ (37,604)
Class T
Shares sold	798	1,656	$ 75,022	$ 144,112
Shares redeemed	(1,440)	(2,920)	(135,543)	(253,312)
Net increase (decrease)	(642)	(1,264)	$ (60,521)	$ (109,200)
Class B
Shares sold	2	3	$ 86	$ 258
Shares redeemed	(55)	(107)	(4,575)	(8,283)
Net increase (decrease)	(53)	(104)	$ (4,489)	$ (8,025)
Class C
Shares sold	153	262	$ 13,044	$ 20,995
Shares redeemed	(151)	(341)	(12,874)	(26,719)
Net increase (decrease)	2	(79)	$ 170	$ (5,724)
Institutional Class
Shares sold	581	2,450	$ 59,323	$ 230,126
Shares redeemed	(987)	(12,811)A	(101,061)	(1,203,573)A
Net increase (decrease)	(406)	(10,361)	$ (41,738)	$ (973,447)
Class Z
Shares sold	208	-	$ 21,768	$ -
Shares redeemed	(5)	-B	(562)	(6)
Net increase (decrease)	203	-B	$ 21,206	$ (6)

A Amount includes in-kind redemptions.

B Amount represents sixty-one shares.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EPGZ-USAN-0715
1.9585494.101
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Equity Income
Fund - Class A, Class T, Class B and Class C

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	.95%
Actual		$ 1,000.00	$ 1,020.90	$ 4.79
HypotheticalA		$ 1,000.00	$ 1,020.19	$ 4.78
Class T	1.18%
Actual		$ 1,000.00	$ 1,019.80	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 5.94
Class B	1.79%
Actual		$ 1,000.00	$ 1,016.80	$ 9.00
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Class C	1.72%
Actual		$ 1,000.00	$ 1,017.30	$ 8.65
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.65
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,022.30	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53
Class Z	.54%
Actual		$ 1,000.00	$ 1,022.90	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.5	4.0
Johnson & Johnson*	4.3	2.6
General Electric Co.	3.8	2.9
Chevron Corp.*	2.8	2.6
Procter & Gamble Co.	2.4	2.4
The Blackstone Group LP	2.1	1.4
Wells Fargo & Co.	2.1	1.9
United Parcel Service, Inc. Class B	2.1	1.8
Cisco Systems, Inc.	2.0	2.8
IBM Corp.	1.8	1.5
	27.9
* Security or a portion of the security is pledged as collateral for call options written.
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.4	24.2
Information Technology	12.5	12.2
Industrials	11.8	10.3
Energy	10.2	12.2
Health Care	9.9	8.5
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks 93.8%		Stocks 88.8%
	Bonds 0.2%		Bonds 0.3%
	Convertible Securities 1.5%		Convertible Securities 3.6%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 4.4%		Short-Term Investments and Net Other Assets (Liabilities) 7.1%
* Foreign investments	10.4%	** Foreign investments	8.8%
* Written Options	0.0%	** Written Options	(0.1%)

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.8%
Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	65,600	$ 4,299
Dunkin' Brands Group, Inc.	104,500	5,576
McDonald's Corp.	185,417	17,787
Yum! Brands, Inc.	147,321	13,275
		40,937
Household Durables - 0.5%
M.D.C. Holdings, Inc. (f)	168,800	4,720
Tupperware Brands Corp.	92,400	6,074
		10,794
Leisure Products - 0.8%
Mattel, Inc.	400,000	10,324
New Academy Holding Co. LLC unit (a)(g)(l)	52,800	9,972
		20,296
Media - 1.3%
Comcast Corp. Class A	549,474	32,122
Multiline Retail - 1.8%
Kohl's Corp.	76,048	4,980
Macy's, Inc.	184,500	12,352
Target Corp.	313,955	24,903
		42,235
Specialty Retail - 0.7%
Foot Locker, Inc.	158,531	10,019
GNC Holdings, Inc.	170,500	7,594
		17,613
TOTAL CONSUMER DISCRETIONARY		163,997
CONSUMER STAPLES - 8.1%
Beverages - 1.0%
Anheuser-Busch InBev SA NV ADR	53,000	6,390
Molson Coors Brewing Co. Class B	169,205	12,416
The Coca-Cola Co.	112,700	4,616
		23,422
Food & Staples Retailing - 2.3%
CVS Health Corp.	321,000	32,864
Tesco PLC	747,300	2,437
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	152,750	$ 11,345
Walgreens Boots Alliance, Inc.	98,744	8,476
		55,122
Food Products - 0.8%
B&G Foods, Inc. Class A	111,554	3,451
Kellogg Co.	225,852	14,177
Sanderson Farms, Inc. (f)	20,100	1,639
		19,267
Household Products - 2.4%
Procter & Gamble Co.	716,917	56,199
Personal Products - 0.2%
Avon Products, Inc. (f)	801,000	5,383
Tobacco - 1.4%
Lorillard, Inc.	210,353	15,246
Philip Morris International, Inc.	170,912	14,198
Reynolds American, Inc. (j)	63,100	4,843
		34,287
TOTAL CONSUMER STAPLES		193,680
ENERGY - 10.0%
Energy Equipment & Services - 0.8%
Ensco PLC Class A	255,824	6,012
National Oilwell Varco, Inc.	87,349	4,297
Oceaneering International, Inc.	61,100	3,104
Schlumberger Ltd.	63,700	5,782
		19,195
Oil, Gas & Consumable Fuels - 9.2%
Anadarko Petroleum Corp.	177,645	14,853
Apache Corp.	254,327	15,219
BG Group PLC	560,000	9,761
Cameco Corp.	123,900	1,857
Chevron Corp. (j)	652,669	67,225
CONSOL Energy, Inc.	215,475	5,999
Foresight Energy LP	180,500	2,525
Kinder Morgan, Inc.	283,400	11,758
Legacy Reserves LP	407,699	4,093
Markwest Energy Partners LP	240,991	15,575
Noble Energy, Inc.	53,500	2,342
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc. (f)	769,400	$ 22,489
The Williams Companies, Inc.	661,750	33,815
Williams Partners LP	252,115	14,088
		221,599
TOTAL ENERGY		240,794
FINANCIALS - 27.2%
Banks - 13.7%
Bank of America Corp.	1,248,600	20,602
BB&T Corp.	68,100	2,688
CIT Group, Inc.	72,362	3,347
Comerica, Inc.	251,680	12,320
First Niagara Financial Group, Inc.	689,900	6,147
FirstMerit Corp.	449,140	8,821
JPMorgan Chase & Co.	1,653,057	108,739
KeyCorp	578,900	8,440
Lloyds Banking Group PLC	1,703,700	2,291
M&T Bank Corp. (f)	227,717	27,526
PNC Financial Services Group, Inc.	74,600	7,138
Regions Financial Corp.	1,246,600	12,578
Standard Chartered PLC (United Kingdom)	446,342	7,136
SunTrust Banks, Inc.	474,900	20,269
U.S. Bancorp	725,500	31,276
Wells Fargo & Co.	902,950	50,529
		329,847
Capital Markets - 6.5%
Apollo Investment Corp. (f)	1,027,457	8,066
Ares Capital Corp.	598,842	10,031
Ares Management LP	257,200	5,013
Carlyle Group LP	102,800	3,169
Greenhill & Co., Inc.	71,623	2,789
KKR & Co. LP	1,665,196	38,216
Morgan Stanley	270,042	10,316
Pershing Square Holdings Ltd. (a)	43,289	1,168
State Street Corp.	293,899	22,904
The Blackstone Group LP	1,157,703	50,707
TPG Specialty Lending, Inc.	156,400	2,836
		155,215
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 4.7%
ACE Ltd.	200,611	$ 21,361
Allied World Assurance Co.	139,700	5,936
MetLife, Inc.	697,557	36,454
Prudential Financial, Inc.	144,698	12,243
The Chubb Corp.	211,667	20,638
The Travelers Companies, Inc.	147,549	14,920
		111,552
Real Estate Investment Trusts - 2.2%
American Capital Agency Corp.	477,280	9,956
American Homes 4 Rent (h)	97,613	1,629
Annaly Capital Management, Inc.	868,094	9,063
Coresite Realty Corp.	44,420	2,097
Cousins Properties, Inc.	330,100	3,185
Duke Realty LP	254,500	4,978
First Potomac Realty Trust	496,577	5,015
Home Properties, Inc.	27,730	2,061
Piedmont Office Realty Trust, Inc. Class A	190,335	3,272
Retail Properties America, Inc.	258,997	3,885
Sabra Health Care REIT, Inc.	69,800	1,850
Two Harbors Investment Corp.	339,041	3,624
Ventas, Inc.	32,794	2,181
		52,796
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	180,890	3,242
TOTAL FINANCIALS		652,652
HEALTH CARE - 9.5%
Biotechnology - 0.3%
Amgen, Inc. (j)	49,349	7,711
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	140,400	9,352
DENTSPLY International, Inc.	81,300	4,230
Medtronic PLC	243,782	18,605
Meridian Bioscience, Inc.	21,716	395
St. Jude Medical, Inc.	66,462	4,902
		37,484
Health Care Providers & Services - 0.0%
Anthem, Inc.	44	7
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 7.6%
AbbVie, Inc.	98,700	$ 6,572
GlaxoSmithKline PLC	797,700	17,724
Johnson & Johnson (j)	1,025,718	102,715
Merck & Co., Inc.	154,768	9,424
Pfizer, Inc. (j)	1,022,513	35,532
Sanofi SA	73,234	7,212
Teva Pharmaceutical Industries Ltd. sponsored ADR	77,400	4,652
		183,831
TOTAL HEALTH CARE		229,033
INDUSTRIALS - 11.7%
Aerospace & Defense - 1.8%
The Boeing Co.	115,500	16,230
United Technologies Corp.	239,407	28,051
		44,281
Air Freight & Logistics - 2.7%
C.H. Robinson Worldwide, Inc.	82,579	5,098
PostNL NV (a)	1,871,900	8,532
United Parcel Service, Inc. Class B	508,790	50,482
		64,112
Airlines - 0.2%
Copa Holdings SA Class A	48,500	4,137
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc.	215,104	8,015
Republic Services, Inc.	60,089	2,421
		10,436
Electrical Equipment - 1.2%
Eaton Corp. PLC	199,300	14,268
Emerson Electric Co.	236,370	14,255
		28,523
Industrial Conglomerates - 3.8%
General Electric Co.	3,336,233	90,979
Machinery - 1.0%
Cummins, Inc.	31,200	4,229
Deere & Co.	114,000	10,680
Stanley Black & Decker, Inc.	84,826	8,690
		23,599
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.2%
Acacia Research Corp. (f)	254,660	$ 2,600
Bureau Veritas SA	106,473	2,440
		5,040
Trading Companies & Distributors - 0.4%
Watsco, Inc.	79,200	9,973
TOTAL INDUSTRIALS		281,080
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 3.1%
Cisco Systems, Inc.	1,644,453	48,199
QUALCOMM, Inc.	374,489	26,094
		74,293
Electronic Equipment & Components - 0.5%
Hitachi Ltd.	536,000	3,649
TE Connectivity Ltd.	131,430	9,069
		12,718
Internet Software & Services - 0.7%
Google, Inc. Class A (a)	11,200	6,108
Yahoo!, Inc. (a)	261,700	11,236
		17,344
IT Services - 2.8%
IBM Corp.	251,823	42,722
Paychex, Inc. (j)	492,578	24,338
		67,060
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	658,777	13,261
Broadcom Corp. Class A	288,329	16,392
GT Advanced Technologies, Inc. rights 5/15/15 (a)	803,340	0
Maxim Integrated Products, Inc.	223,200	7,828
Xilinx, Inc.	31,500	1,494
		38,975
Software - 1.3%
Microsoft Corp. (j)	674,038	31,585
Technology Hardware, Storage & Peripherals - 2.3%
EMC Corp.	1,254,300	33,038
First Data Holdings, Inc. Class B (l)	2,464,780	12,102
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Hewlett-Packard Co.	173,100	$ 5,782
Seagate Technology LLC	51,300	2,854
		53,776
TOTAL INFORMATION TECHNOLOGY		295,751
MATERIALS - 1.3%
Chemicals - 0.8%
LyondellBasell Industries NV Class A	67,300	6,804
Potash Corp. of Saskatchewan, Inc.	291,100	9,162
Tronox Ltd. Class A	177,965	3,000
		18,966
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	344,314	6,766
Nucor Corp.	103,100	4,877
SunCoke Energy Partners LP	16,582	357
		12,000
TOTAL MATERIALS		30,966
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	879,127	30,365
TDC A/S	845,000	6,319
Verizon Communications, Inc.	833,990	41,232
		77,916
Wireless Telecommunication Services - 0.9%
KDDI Corp.	76,000	1,711
Vodafone Group PLC	5,309,582	20,755
		22,466
TOTAL TELECOMMUNICATION SERVICES		100,382
UTILITIES - 2.6%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	199,215	11,214
Exelon Corp.	627,300	21,222
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp. (j)	274,200	$ 9,517
Southern Co.	444,125	19,404
		61,357
TOTAL COMMON STOCKS (Cost $1,915,905)		2,249,692
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.8%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25% (a)	25,100	1,387
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Alere, Inc. 3.00%	2,517	866
Health Care Providers & Services - 0.4%
Anthem, Inc. 5.25% (a)	172,000	9,188
TOTAL HEALTH CARE		10,054
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. Series A 5.50% (a)	20,700	1,424
UTILITIES - 0.3%
Electric Utilities - 0.2%
Exelon Corp. 6.50%	28,300	1,367
NextEra Energy, Inc. Series E, 5.599%	61,200	4,100
		5,467
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 5.375% (a)	10,000	1,120
TOTAL UTILITIES		6,587
TOTAL CONVERTIBLE PREFERRED STOCKS		19,452
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ally Financial, Inc.:
7.00% (h)	2,265	$ 2,288
Series A, 8.50%	16,414	433
		2,721
TOTAL PREFERRED STOCKS (Cost $19,330)		22,173
Corporate Bonds - 0.9%
		Principal Amount (000s) (e)
Convertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen International Finance NV 5.5% 11/9/15 (h)	EUR	2,400	3,441
Media - 0.0%
Liberty Media Corp. 3.5% 1/15/31		1,240	657
TOTAL CONSUMER DISCRETIONARY			4,098
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17		516	452
Clean Energy Fuels Corp. 5.25% 10/1/18 (h)		400	317
Scorpio Tankers, Inc. 2.375% 7/1/19 (h)		3,220	3,383
			4,152
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (h)		950	1,229
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20 (h)		3,150	3,319
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)		1,510	430
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
GT Advanced Technologies, Inc.: - continued
3% 12/15/20 (d)		$ 2,160	$ 616
Intel Corp. 3.25% 8/1/39		890	1,512
			2,558
TOTAL INFORMATION TECHNOLOGY			5,877
TOTAL CONVERTIBLE BONDS			15,356
Nonconvertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Altice SA 7.625% 2/15/25 (h)		1,505	1,486
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Co. 4.875% 2/15/25 (h)		1,610	1,735
Post Holdings, Inc. 7.375% 2/15/22		730	747
			2,482
Tobacco - 0.0%
Vector Group Ltd. 7.75% 2/15/21		1,235	1,328
TOTAL CONSUMER STAPLES			3,810
MATERIALS - 0.0%
Metals & Mining - 0.0%
Walter Energy, Inc. 8.5% 4/15/21		2,030	102
TOTAL NONCONVERTIBLE BONDS			5,398
TOTAL CORPORATE BONDS (Cost $24,994)			20,754
Bank Loan Obligations - 0.1%
		Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - 0.1%
Machinery - 0.1%
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (k) (Cost $1,203)		$ 1,216	$ 1,213
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (h)(i) (Cost $1,520)	EUR	990	1,172
Money Market Funds - 7.6%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	132,691,144	132,691
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	50,295,545	50,296
TOTAL MONEY MARKET FUNDS (Cost $182,987)		182,987
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $2,145,939)		2,477,991
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(76,464)
NET ASSETS - 100%		$ 2,401,527
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Amgen, Inc.	10/16/15 - $185.00	242	$ 77	$ (32)
Chevron Corp.	6/19/15 - $120.00	1,531	194	(2)
Johnson & Johnson	7/17/15 - $105.00	4,802	590	(178)
Microsoft Corp.	7/17/15 - $50.00	2,170	205	(61)
Paychex, Inc.	9/18/15 - $52.50	2,376	105	(101)
Pfizer, Inc.	8/21/15 - $35.00	4,885	313	(452)
PPL Corp.	7/17/15 - $35.00	1,163	48	(64)
Reynolds American, Inc.	8/21/15 - $80.00	611	53	(88)
TOTAL WRITTEN OPTIONS			$ 1,585	$ (978)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.
(g) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,999,000 or 0.8% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $115,248,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,074,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 9,859
New Academy Holding Co. LLC unit	8/1/11	$ 5,565
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 69
Fidelity Securities Lending Cash Central Fund	77
Total	$ 146
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 163,997	$ 154,025	$ -	$ 9,972
Consumer Staples	193,680	191,243	2,437	-
Energy	242,181	232,420	9,761	-
Financials	655,373	650,794	4,579	-
Health Care	239,087	204,963	34,124	-
Industrials	281,080	281,080	-	-
Information Technology	295,751	280,000	3,649	12,102
Materials	30,966	30,966	-	-
Telecommunication Services	101,806	79,340	22,466	-
Utilities	67,944	63,844	4,100	-
Corporate Bonds	20,754	-	20,754	-
Bank Loan Obligations	1,213	-	1,213	-
Preferred Securities	1,172	-	1,172	-
Money Market Funds	182,987	182,987	-	-
Total Investments in Securities:	$ 2,477,991	$ 2,351,662	$ 104,255	$ 22,074
Derivative Instruments:
Liabilities
Written Options	$ (978)	$ (978)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (978)
Total Value of Derivatives	$ -	$ (978)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.6%
United Kingdom	2.7%
Switzerland	1.6%
Ireland	1.5%
Canada	1.4%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $48,140) - See accompanying schedule: Unaffiliated issuers (cost $1,962,952)	$ 2,295,004
Fidelity Central Funds (cost $182,987)	182,987
Total Investments (cost $2,145,939)		$ 2,477,991
Cash		389
Receivable for investments sold		17,663
Receivable for fund shares sold		905
Dividends receivable		6,678
Interest receivable		436
Distributions receivable from Fidelity Central Funds		26
Prepaid expenses		1
Other receivables		121
Total assets		2,504,210

Liabilities
Payable for investments purchased	$ 44,789
Payable for fund shares redeemed	4,380
Accrued management fee	904
Distribution and service plan fees payable	737
Written options, at value (premium received $1,585)	978
Other affiliated payables	460
Other payables and accrued expenses	139
Collateral on securities loaned, at value	50,296
Total liabilities		102,683

Net Assets		$ 2,401,527
Net Assets consist of:
Paid in capital		$ 1,951,337
Undistributed net investment income		24,992
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		92,570
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		332,628
Net Assets		$ 2,401,527

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($769,907 ÷ 23,029.09 shares)	$ 33.43

Maximum offering price per share (100/94.25 of $33.43)	$ 35.47
Class T: Net Asset Value and redemption price per share ($925,161 ÷ 27,212.43 shares)	$ 34.00

Maximum offering price per share (100/96.50 of $34.00)	$ 35.23
Class B: Net Asset Value and offering price per share ($14,530 ÷ 431.59 shares)A	$ 33.67

Class C: Net Asset Value and offering price per share ($207,058 ÷ 6,166.95 shares)A	$ 33.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($470,455 ÷ 13,593.26 shares)	$ 34.61

Class Z: Net Asset Value, offering price and redemption price per share ($14,416 ÷ 416.59 shares)	$ 34.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 48,338
Interest		1,369
Income from Fidelity Central Funds		146
Total income		49,853

Expenses
Management fee	$ 5,424
Transfer agent fees	2,429
Distribution and service plan fees	4,425
Accounting and security lending fees	364
Custodian fees and expenses	33
Independent trustees' compensation	5
Registration fees	57
Audit	37
Legal	4
Miscellaneous	21
Total expenses before reductions	12,799
Expense reductions	(73)	12,726
Net investment income (loss)		37,127
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	93,899
Foreign currency transactions	(11)
Written options	2,344
Total net realized gain (loss)		96,232
Change in net unrealized appreciation (depreciation) on: Investment securities	(87,209)
Assets and liabilities in foreign currencies	1
Written options	1,229
Total change in net unrealized appreciation (depreciation)		(85,979)
Net gain (loss)		10,253
Net increase (decrease) in net assets resulting from operations		$ 47,380

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,127	$ 60,679
Net realized gain (loss)	96,232	202,288
Change in net unrealized appreciation (depreciation)	(85,979)	813
Net increase (decrease) in net assets resulting from operations	47,380	263,780
Distributions to shareholders from net investment income	(34,661)	(45,196)
Distributions to shareholders from net realized gain	(81,483)	(2,749)
Total distributions	(116,144)	(47,945)
Share transactions - net increase (decrease)	(31,017)	(180,981)
Total increase (decrease) in net assets	(99,781)	34,854

Net Assets
Beginning of period	2,501,308	2,466,454
End of period (including undistributed net investment income of $24,992 and undistributed net investment income of $22,526, respectively)	$ 2,401,527	$ 2,501,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.44	$ 31.60	$ 25.55	$ 22.18	$ 21.07	$ 20.26
Income from Investment Operations
Net investment income (loss) E	.52	.84H	.60	.61	.42	.25
Net realized and unrealized gain (loss)	.11	2.67	6.06	3.32	1.11	.81
Total from investment operations	.63	3.51	6.66	3.93	1.53	1.06
Distributions from net investment income	(.51)	(.64)	(.58)	(.56)	(.42)	(.25)
Distributions from net realized gain	(1.14)	(.04)	(.03)	-	-	-
Total distributions	(1.64)K	(.67)J	(.61)	(.56)	(.42)	(.25)
Net asset value, end of period	$ 33.43	$ 34.44	$ 31.60	$ 25.55	$ 22.18	$ 21.07
Total ReturnB, C, D	2.09%	11.28%	26.43%	17.90%	7.25%	5.26%
Ratios to Average Net Assets F, I
Expenses before reductions	.95%A	.96%	.98%	1.02%	1.03%	1.04%
Expenses net of fee waivers, if any	.95%A	.96%	.98%	1.02%	1.03%	1.04%
Expenses net of all reductions	.94%A	.95%	.97%	1.01%	1.02%	1.04%
Net investment income (loss)	3.18%A	2.55%H	2.07%	2.52%	1.82%	1.21%
Supplemental Data
Net assets, end of period (in millions)	$ 770	$ 794	$ 777	$ 646	$ 634	$ 719
Portfolio turnover rate G	63%A	33%	34%	49%	89%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.21%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.67 per share is comprised of distributions from net investment income of $.636 and distributions from net realized gain of $.038 per share.

K Total distributions of $1.64 per share is comprised of distributions from net investment income of $.505 and distributions from net realized gain of $1.136 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.99	$ 32.09	$ 25.94	$ 22.50	$ 21.37	$ 20.54
Income from Investment Operations
Net investment income (loss) E	.49	.78H	.55	.57	.38	.22
Net realized and unrealized gain (loss)	.12	2.72	6.15	3.37	1.13	.82
Total from investment operations	.61	3.50	6.70	3.94	1.51	1.04
Distributions from net investment income	(.46)	(.56)	(.52)	(.50)	(.38)	(.21)
Distributions from net realized gain	(1.14)	(.04)	(.03)	-	-	-
Total distributions	(1.60)	(.60)	(.55)	(.50)	(.38)	(.21)
Net asset value, end of period	$ 34.00	$ 34.99	$ 32.09	$ 25.94	$ 22.50	$ 21.37
Total ReturnB, C, D	1.98%	11.04%	26.14%	17.70%	7.02%	5.09%
Ratios to Average Net Assets F, I
Expenses before reductions	1.18%A	1.18%	1.19%	1.21%	1.22%	1.23%
Expenses net of fee waivers, if any	1.18%A	1.18%	1.19%	1.21%	1.22%	1.23%
Expenses net of all reductions	1.17%A	1.18%	1.18%	1.21%	1.21%	1.22%
Net investment income (loss)	2.95%A	2.33%H	1.86%	2.32%	1.63%	1.03%
Supplemental Data
Net assets, end of period (in millions)	$ 925	$ 974	$ 984	$ 854	$ 862	$ 1,108
Portfolio turnover rate G	63%A	33%	34%	49%	89%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.65	$ 31.79	$ 25.69	$ 22.29	$ 21.16	$ 20.33
Income from Investment Operations
Net investment income (loss) E	.39	.57H	.36	.42	.24	.09
Net realized and unrealized gain (loss)	.12	2.69	6.10	3.34	1.12	.82
Total from investment operations	.51	3.26	6.46	3.76	1.36	.91
Distributions from net investment income	(.35)	(.37)	(.33)	(.36)	(.23)	(.08)
Distributions from net realized gain	(1.14)	(.04)	(.03)	-	-	-
Total distributions	(1.49)	(.40)J	(.36)	(.36)	(.23)	(.08)
Net asset value, end of period	$ 33.67	$ 34.65	$ 31.79	$ 25.69	$ 22.29	$ 21.16
Total ReturnB, C, D	1.68%	10.37%	25.39%	16.97%	6.43%	4.49%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79%A	1.79%	1.80%	1.80%	1.81%	1.82%
Expenses net of fee waivers, if any	1.79%A	1.79%	1.80%	1.80%	1.81%	1.82%
Expenses net of all reductions	1.79%A	1.79%	1.79%	1.80%	1.80%	1.81%
Net investment income (loss)	2.33%A	1.71%H	1.26%	1.73%	1.04%	.44%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 19	$ 27	$ 31	$ 42	$ 63
Portfolio turnover rate G	63%A	33%	34%	49%	89%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.37%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.40 per share is comprised of distributions from net investment income of $.366 and distributions from net realized gain of $.038 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.57	$ 31.73	$ 25.66	$ 22.27	$ 21.16	$ 20.34
Income from Investment Operations
Net investment income (loss) E	.40	.59H	.38	.43	.25	.09
Net realized and unrealized gain (loss)	.12	2.69	6.09	3.33	1.11	.82
Total from investment operations	.52	3.28	6.47	3.76	1.36	.91
Distributions from net investment income	(.38)	(.40)	(.37)	(.37)	(.25)	(.09)
Distributions from net realized gain	(1.14)	(.04)	(.03)	-	-	-
Total distributions	(1.51)J	(.44)	(.40)	(.37)	(.25)	(.09)
Net asset value, end of period	$ 33.58	$ 34.57	$ 31.73	$ 25.66	$ 22.27	$ 21.16
Total ReturnB, C, D	1.73%	10.44%	25.46%	17.03%	6.40%	4.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.72%A	1.72%	1.74%	1.77%	1.78%	1.80%
Expenses net of fee waivers, if any	1.72%A	1.72%	1.74%	1.77%	1.78%	1.80%
Expenses net of all reductions	1.71%A	1.71%	1.73%	1.77%	1.77%	1.79%
Net investment income (loss)	2.41%A	1.79%H	1.32%	1.76%	1.06%	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 207	$ 214	$ 195	$ 143	$ 134	$ 149
Portfolio turnover rate G	63%A	33%	34%	49%	89%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.45%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.51 per share is comprised of distributions from net investment income of $.375 and distributions from net realized gain of $1.136 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.59	$ 32.62	$ 26.36	$ 22.86	$ 21.70	$ 20.85
Income from Investment Operations
Net investment income (loss) D	.59	.95G	.70	.70	.50	.32
Net realized and unrealized gain (loss)	.11	2.77	6.24	3.43	1.14	.83
Total from investment operations	.70	3.72	6.94	4.13	1.64	1.15
Distributions from net investment income	(.55)	(.72)	(.65)	(.63)	(.48)	(.30)
Distributions from net realized gain	(1.14)	(.04)	(.03)	-	-	-
Total distributions	(1.68)J	(.75)I	(.68)	(.63)	(.48)	(.30)
Net asset value, end of period	$ 34.61	$ 35.59	$ 32.62	$ 26.36	$ 22.86	$ 21.70
Total ReturnB, C	2.23%	11.59%	26.72%	18.27%	7.55%	5.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.70%A	.70%	.72%	.73%	.74%	.77%
Expenses net of fee waivers, if any	.70%A	.70%	.72%	.73%	.74%	.77%
Expenses net of all reductions	.69%A	.70%	.71%	.73%	.73%	.76%
Net investment income (loss)	3.43%A	2.81%G	2.34%	2.80%	2.10%	1.49%
Supplemental Data
Net assets, end of period (in millions)	$ 470	$ 496	$ 483	$ 445	$ 360	$ 464
Portfolio turnover rate F	63%A	33%	34%	49%	89%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.46%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.75 per share is comprised of distributions from net investment income of $.716 and distributions from net realized gain of $.038 per share.

J Total distributions of $1.68 per share is comprised of distributions from net investment income of $.547 and distributions from net realized gain of $1.136 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013H
Selected Per-Share Data
Net asset value, beginning of period	$ 35.59	$ 32.63	$ 31.44
Income from Investment Operations
Net investment income (loss) D	.61	1.03G	.23
Net realized and unrealized gain (loss)	.11	2.74	1.12
Total from investment operations	.72	3.77	1.35
Distributions from net investment income	(.58)	(.78)	(.16)
Distributions from net realized gain	(1.14)	(.04)	-
Total distributions	(1.71)K	(.81)J	(.16)
Net asset value, end of period	$ 34.60	$ 35.59	$ 32.63
Total ReturnB, C	2.29%	11.75%	4.30%
Ratios to Average Net Assets E, I
Expenses before reductions	.54%A	.54%	.54%A
Expenses net of fee waivers, if any	.54%A	.54%	.54%A
Expenses net of all reductions	.53%A	.54%	.54%A
Net investment income (loss)	3.59%A	2.97%G	2.37%A
Supplemental Data
Net assets, end of period (000s omitted)	$ 14,416	$ 4,060	$ 104
Portfolio turnover rate F	63%A	33%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.62%.

H For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.81 per share is comprised of distributions from net investment income of $.775 and distributions from net realized gain of $.038 per share.

K Total distributions of $1.71 per share is comprised of distributions from net investment income of $.576 and distributions from net realized gain of $1.136 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, deferred trustees compensation, capital loss carryforwards, contingent interest, certain conversion ratio adjustments, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 408,298
Gross unrealized depreciation	(87,616)
Net unrealized appreciation (depreciation) on securities	$ 320,682

Tax cost	$ 2,157,309

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3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund (the Fund) used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss)

Semiannual Report

4. Derivative Instruments - continued

Options - continued

on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

During the period, the Fund recognized net realized gain (loss) of $2,344 and a change in net unrealized appreciation (depreciation) of $1,229 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	10	$ 912
Options Opened	58	5,257
Options Exercised	(20)	(1,880)
Options Closed	(22)	(2,132)
Options Expired	(8)	(572)
Outstanding at end of period	18	$ 1,585

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $726,792 and $753,711, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 964	$ 17
Class T	.25%	.25%	2,342	29
Class B	.75%	.25%	83	62
Class C	.75%	.25%	1,036	96
			$ 4,425	$ 204

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 68
Class T	18
Class B*	3
Class C*	7
$ 96

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 805.21
Class T	877.19
Class B	25.30
Class C	233.22
Institutional Class	487.20
Class Z	2.05
	$ 2,429

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $77, including thirty-six dollars from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $73 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of five dollars.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 11,651	$ 15,398
Class T	12,798	16,652
Class B	186	284
Class C	2,328	2,480
Institutional Class	7,599	10,355
Class Z	99	27
Total	$ 34,661	$ 45,196
From net realized gain
Class A	$ 26,221	$ 885
Class T	31,523	1,072
Class B	619	22
Class C	7,102	235
Institutional Class	15,863	531
Class Z	155	4
Total	$ 81,483	$ 2,749

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	1,170	2,874	$ 38,604	$ 94,044
Reinvestment of distributions	1,115	468	35,720	15,075
Shares redeemed	(2,322)	(4,883)	(76,648)	(160,473)
Net increase (decrease)	(37)	(1,541)	$ (2,324)	$ (51,354)
Class T
Shares sold	1,325	2,961	$ 44,344	$ 98,369
Reinvestment of distributions	1,325	523	43,174	17,076
Shares redeemed	(3,263)	(6,341)	(109,385)	(211,072)
Net increase (decrease)	(613)	(2,857)	$ (21,867)	$ (95,627)
Class B
Shares sold	7	28	$ 225	$ 933
Reinvestment of distributions	23	9	739	278
Shares redeemed	(155)	(335)	(5,124)	(11,003)
Net increase (decrease)	(125)	(298)	$ (4,160)	$ (9,792)
Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class C
Shares sold	394	952	$ 13,010	$ 31,255
Reinvestment of distributions	264	74	8,516	2,385
Shares redeemed	(691)	(962)	(22,631)	(31,695)
Net increase (decrease)	(33)	64	$ (1,105)	$ 1,945
Institutional Class
Shares sold	1,091	2,911	$ 36,875	$ 97,428
Reinvestment of distributions	685	313	22,701	10,419
Shares redeemed	(2,108)	(4,089)	(71,424)	(137,936)
Net increase (decrease)	(332)	(865)	$ (11,848)	$ (30,089)
Class Z
Shares sold	314	113	$ 10,694	$ 4,010
Reinvestment of distributions	8	1	254	31
Shares redeemed	(19)	(3)	(661)	(105)
Net increase (decrease)	303	111	$ 10,287	$ 3,936

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EPI-USAN-0715
1.786785.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Income
Fund - Institutional Class

(To be renamed Class I
effective July 1, 2015)

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	.95%
Actual		$ 1,000.00	$ 1,020.90	$ 4.79
HypotheticalA		$ 1,000.00	$ 1,020.19	$ 4.78
Class T	1.18%
Actual		$ 1,000.00	$ 1,019.80	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 5.94
Class B	1.79%
Actual		$ 1,000.00	$ 1,016.80	$ 9.00
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Class C	1.72%
Actual		$ 1,000.00	$ 1,017.30	$ 8.65
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.65
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,022.30	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53
Class Z	.54%
Actual		$ 1,000.00	$ 1,022.90	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.5	4.0
Johnson & Johnson*	4.3	2.6
General Electric Co.	3.8	2.9
Chevron Corp.*	2.8	2.6
Procter & Gamble Co.	2.4	2.4
The Blackstone Group LP	2.1	1.4
Wells Fargo & Co.	2.1	1.9
United Parcel Service, Inc. Class B	2.1	1.8
Cisco Systems, Inc.	2.0	2.8
IBM Corp.	1.8	1.5
	27.9
* Security or a portion of the security is pledged as collateral for call options written.
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.4	24.2
Information Technology	12.5	12.2
Industrials	11.8	10.3
Energy	10.2	12.2
Health Care	9.9	8.5
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks 93.8%		Stocks 88.8%
	Bonds 0.2%		Bonds 0.3%
	Convertible Securities 1.5%		Convertible Securities 3.6%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 4.4%		Short-Term Investments and Net Other Assets (Liabilities) 7.1%
* Foreign investments	10.4%	** Foreign investments	8.8%
* Written Options	0.0%	** Written Options	(0.1%)

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.8%
Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	65,600	$ 4,299
Dunkin' Brands Group, Inc.	104,500	5,576
McDonald's Corp.	185,417	17,787
Yum! Brands, Inc.	147,321	13,275
		40,937
Household Durables - 0.5%
M.D.C. Holdings, Inc. (f)	168,800	4,720
Tupperware Brands Corp.	92,400	6,074
		10,794
Leisure Products - 0.8%
Mattel, Inc.	400,000	10,324
New Academy Holding Co. LLC unit (a)(g)(l)	52,800	9,972
		20,296
Media - 1.3%
Comcast Corp. Class A	549,474	32,122
Multiline Retail - 1.8%
Kohl's Corp.	76,048	4,980
Macy's, Inc.	184,500	12,352
Target Corp.	313,955	24,903
		42,235
Specialty Retail - 0.7%
Foot Locker, Inc.	158,531	10,019
GNC Holdings, Inc.	170,500	7,594
		17,613
TOTAL CONSUMER DISCRETIONARY		163,997
CONSUMER STAPLES - 8.1%
Beverages - 1.0%
Anheuser-Busch InBev SA NV ADR	53,000	6,390
Molson Coors Brewing Co. Class B	169,205	12,416
The Coca-Cola Co.	112,700	4,616
		23,422
Food & Staples Retailing - 2.3%
CVS Health Corp.	321,000	32,864
Tesco PLC	747,300	2,437
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	152,750	$ 11,345
Walgreens Boots Alliance, Inc.	98,744	8,476
		55,122
Food Products - 0.8%
B&G Foods, Inc. Class A	111,554	3,451
Kellogg Co.	225,852	14,177
Sanderson Farms, Inc. (f)	20,100	1,639
		19,267
Household Products - 2.4%
Procter & Gamble Co.	716,917	56,199
Personal Products - 0.2%
Avon Products, Inc. (f)	801,000	5,383
Tobacco - 1.4%
Lorillard, Inc.	210,353	15,246
Philip Morris International, Inc.	170,912	14,198
Reynolds American, Inc. (j)	63,100	4,843
		34,287
TOTAL CONSUMER STAPLES		193,680
ENERGY - 10.0%
Energy Equipment & Services - 0.8%
Ensco PLC Class A	255,824	6,012
National Oilwell Varco, Inc.	87,349	4,297
Oceaneering International, Inc.	61,100	3,104
Schlumberger Ltd.	63,700	5,782
		19,195
Oil, Gas & Consumable Fuels - 9.2%
Anadarko Petroleum Corp.	177,645	14,853
Apache Corp.	254,327	15,219
BG Group PLC	560,000	9,761
Cameco Corp.	123,900	1,857
Chevron Corp. (j)	652,669	67,225
CONSOL Energy, Inc.	215,475	5,999
Foresight Energy LP	180,500	2,525
Kinder Morgan, Inc.	283,400	11,758
Legacy Reserves LP	407,699	4,093
Markwest Energy Partners LP	240,991	15,575
Noble Energy, Inc.	53,500	2,342
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc. (f)	769,400	$ 22,489
The Williams Companies, Inc.	661,750	33,815
Williams Partners LP	252,115	14,088
		221,599
TOTAL ENERGY		240,794
FINANCIALS - 27.2%
Banks - 13.7%
Bank of America Corp.	1,248,600	20,602
BB&T Corp.	68,100	2,688
CIT Group, Inc.	72,362	3,347
Comerica, Inc.	251,680	12,320
First Niagara Financial Group, Inc.	689,900	6,147
FirstMerit Corp.	449,140	8,821
JPMorgan Chase & Co.	1,653,057	108,739
KeyCorp	578,900	8,440
Lloyds Banking Group PLC	1,703,700	2,291
M&T Bank Corp. (f)	227,717	27,526
PNC Financial Services Group, Inc.	74,600	7,138
Regions Financial Corp.	1,246,600	12,578
Standard Chartered PLC (United Kingdom)	446,342	7,136
SunTrust Banks, Inc.	474,900	20,269
U.S. Bancorp	725,500	31,276
Wells Fargo & Co.	902,950	50,529
		329,847
Capital Markets - 6.5%
Apollo Investment Corp. (f)	1,027,457	8,066
Ares Capital Corp.	598,842	10,031
Ares Management LP	257,200	5,013
Carlyle Group LP	102,800	3,169
Greenhill & Co., Inc.	71,623	2,789
KKR & Co. LP	1,665,196	38,216
Morgan Stanley	270,042	10,316
Pershing Square Holdings Ltd. (a)	43,289	1,168
State Street Corp.	293,899	22,904
The Blackstone Group LP	1,157,703	50,707
TPG Specialty Lending, Inc.	156,400	2,836
		155,215
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 4.7%
ACE Ltd.	200,611	$ 21,361
Allied World Assurance Co.	139,700	5,936
MetLife, Inc.	697,557	36,454
Prudential Financial, Inc.	144,698	12,243
The Chubb Corp.	211,667	20,638
The Travelers Companies, Inc.	147,549	14,920
		111,552
Real Estate Investment Trusts - 2.2%
American Capital Agency Corp.	477,280	9,956
American Homes 4 Rent (h)	97,613	1,629
Annaly Capital Management, Inc.	868,094	9,063
Coresite Realty Corp.	44,420	2,097
Cousins Properties, Inc.	330,100	3,185
Duke Realty LP	254,500	4,978
First Potomac Realty Trust	496,577	5,015
Home Properties, Inc.	27,730	2,061
Piedmont Office Realty Trust, Inc. Class A	190,335	3,272
Retail Properties America, Inc.	258,997	3,885
Sabra Health Care REIT, Inc.	69,800	1,850
Two Harbors Investment Corp.	339,041	3,624
Ventas, Inc.	32,794	2,181
		52,796
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	180,890	3,242
TOTAL FINANCIALS		652,652
HEALTH CARE - 9.5%
Biotechnology - 0.3%
Amgen, Inc. (j)	49,349	7,711
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	140,400	9,352
DENTSPLY International, Inc.	81,300	4,230
Medtronic PLC	243,782	18,605
Meridian Bioscience, Inc.	21,716	395
St. Jude Medical, Inc.	66,462	4,902
		37,484
Health Care Providers & Services - 0.0%
Anthem, Inc.	44	7
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 7.6%
AbbVie, Inc.	98,700	$ 6,572
GlaxoSmithKline PLC	797,700	17,724
Johnson & Johnson (j)	1,025,718	102,715
Merck & Co., Inc.	154,768	9,424
Pfizer, Inc. (j)	1,022,513	35,532
Sanofi SA	73,234	7,212
Teva Pharmaceutical Industries Ltd. sponsored ADR	77,400	4,652
		183,831
TOTAL HEALTH CARE		229,033
INDUSTRIALS - 11.7%
Aerospace & Defense - 1.8%
The Boeing Co.	115,500	16,230
United Technologies Corp.	239,407	28,051
		44,281
Air Freight & Logistics - 2.7%
C.H. Robinson Worldwide, Inc.	82,579	5,098
PostNL NV (a)	1,871,900	8,532
United Parcel Service, Inc. Class B	508,790	50,482
		64,112
Airlines - 0.2%
Copa Holdings SA Class A	48,500	4,137
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc.	215,104	8,015
Republic Services, Inc.	60,089	2,421
		10,436
Electrical Equipment - 1.2%
Eaton Corp. PLC	199,300	14,268
Emerson Electric Co.	236,370	14,255
		28,523
Industrial Conglomerates - 3.8%
General Electric Co.	3,336,233	90,979
Machinery - 1.0%
Cummins, Inc.	31,200	4,229
Deere & Co.	114,000	10,680
Stanley Black & Decker, Inc.	84,826	8,690
		23,599
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.2%
Acacia Research Corp. (f)	254,660	$ 2,600
Bureau Veritas SA	106,473	2,440
		5,040
Trading Companies & Distributors - 0.4%
Watsco, Inc.	79,200	9,973
TOTAL INDUSTRIALS		281,080
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 3.1%
Cisco Systems, Inc.	1,644,453	48,199
QUALCOMM, Inc.	374,489	26,094
		74,293
Electronic Equipment & Components - 0.5%
Hitachi Ltd.	536,000	3,649
TE Connectivity Ltd.	131,430	9,069
		12,718
Internet Software & Services - 0.7%
Google, Inc. Class A (a)	11,200	6,108
Yahoo!, Inc. (a)	261,700	11,236
		17,344
IT Services - 2.8%
IBM Corp.	251,823	42,722
Paychex, Inc. (j)	492,578	24,338
		67,060
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	658,777	13,261
Broadcom Corp. Class A	288,329	16,392
GT Advanced Technologies, Inc. rights 5/15/15 (a)	803,340	0
Maxim Integrated Products, Inc.	223,200	7,828
Xilinx, Inc.	31,500	1,494
		38,975
Software - 1.3%
Microsoft Corp. (j)	674,038	31,585
Technology Hardware, Storage & Peripherals - 2.3%
EMC Corp.	1,254,300	33,038
First Data Holdings, Inc. Class B (l)	2,464,780	12,102
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Hewlett-Packard Co.	173,100	$ 5,782
Seagate Technology LLC	51,300	2,854
		53,776
TOTAL INFORMATION TECHNOLOGY		295,751
MATERIALS - 1.3%
Chemicals - 0.8%
LyondellBasell Industries NV Class A	67,300	6,804
Potash Corp. of Saskatchewan, Inc.	291,100	9,162
Tronox Ltd. Class A	177,965	3,000
		18,966
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	344,314	6,766
Nucor Corp.	103,100	4,877
SunCoke Energy Partners LP	16,582	357
		12,000
TOTAL MATERIALS		30,966
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	879,127	30,365
TDC A/S	845,000	6,319
Verizon Communications, Inc.	833,990	41,232
		77,916
Wireless Telecommunication Services - 0.9%
KDDI Corp.	76,000	1,711
Vodafone Group PLC	5,309,582	20,755
		22,466
TOTAL TELECOMMUNICATION SERVICES		100,382
UTILITIES - 2.6%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	199,215	11,214
Exelon Corp.	627,300	21,222
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp. (j)	274,200	$ 9,517
Southern Co.	444,125	19,404
		61,357
TOTAL COMMON STOCKS (Cost $1,915,905)		2,249,692
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.8%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25% (a)	25,100	1,387
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Alere, Inc. 3.00%	2,517	866
Health Care Providers & Services - 0.4%
Anthem, Inc. 5.25% (a)	172,000	9,188
TOTAL HEALTH CARE		10,054
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. Series A 5.50% (a)	20,700	1,424
UTILITIES - 0.3%
Electric Utilities - 0.2%
Exelon Corp. 6.50%	28,300	1,367
NextEra Energy, Inc. Series E, 5.599%	61,200	4,100
		5,467
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 5.375% (a)	10,000	1,120
TOTAL UTILITIES		6,587
TOTAL CONVERTIBLE PREFERRED STOCKS		19,452
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ally Financial, Inc.:
7.00% (h)	2,265	$ 2,288
Series A, 8.50%	16,414	433
		2,721
TOTAL PREFERRED STOCKS (Cost $19,330)		22,173
Corporate Bonds - 0.9%
		Principal Amount (000s) (e)
Convertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen International Finance NV 5.5% 11/9/15 (h)	EUR	2,400	3,441
Media - 0.0%
Liberty Media Corp. 3.5% 1/15/31		1,240	657
TOTAL CONSUMER DISCRETIONARY			4,098
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17		516	452
Clean Energy Fuels Corp. 5.25% 10/1/18 (h)		400	317
Scorpio Tankers, Inc. 2.375% 7/1/19 (h)		3,220	3,383
			4,152
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (h)		950	1,229
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20 (h)		3,150	3,319
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)		1,510	430
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
GT Advanced Technologies, Inc.: - continued
3% 12/15/20 (d)		$ 2,160	$ 616
Intel Corp. 3.25% 8/1/39		890	1,512
			2,558
TOTAL INFORMATION TECHNOLOGY			5,877
TOTAL CONVERTIBLE BONDS			15,356
Nonconvertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Altice SA 7.625% 2/15/25 (h)		1,505	1,486
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Co. 4.875% 2/15/25 (h)		1,610	1,735
Post Holdings, Inc. 7.375% 2/15/22		730	747
			2,482
Tobacco - 0.0%
Vector Group Ltd. 7.75% 2/15/21		1,235	1,328
TOTAL CONSUMER STAPLES			3,810
MATERIALS - 0.0%
Metals & Mining - 0.0%
Walter Energy, Inc. 8.5% 4/15/21		2,030	102
TOTAL NONCONVERTIBLE BONDS			5,398
TOTAL CORPORATE BONDS (Cost $24,994)			20,754
Bank Loan Obligations - 0.1%
		Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - 0.1%
Machinery - 0.1%
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (k) (Cost $1,203)		$ 1,216	$ 1,213
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (h)(i) (Cost $1,520)	EUR	990	1,172
Money Market Funds - 7.6%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	132,691,144	132,691
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	50,295,545	50,296
TOTAL MONEY MARKET FUNDS (Cost $182,987)		182,987
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $2,145,939)		2,477,991
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(76,464)
NET ASSETS - 100%		$ 2,401,527
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Amgen, Inc.	10/16/15 - $185.00	242	$ 77	$ (32)
Chevron Corp.	6/19/15 - $120.00	1,531	194	(2)
Johnson & Johnson	7/17/15 - $105.00	4,802	590	(178)
Microsoft Corp.	7/17/15 - $50.00	2,170	205	(61)
Paychex, Inc.	9/18/15 - $52.50	2,376	105	(101)
Pfizer, Inc.	8/21/15 - $35.00	4,885	313	(452)
PPL Corp.	7/17/15 - $35.00	1,163	48	(64)
Reynolds American, Inc.	8/21/15 - $80.00	611	53	(88)
TOTAL WRITTEN OPTIONS			$ 1,585	$ (978)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.
(g) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,999,000 or 0.8% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $115,248,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,074,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 9,859
New Academy Holding Co. LLC unit	8/1/11	$ 5,565
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 69
Fidelity Securities Lending Cash Central Fund	77
Total	$ 146
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 163,997	$ 154,025	$ -	$ 9,972
Consumer Staples	193,680	191,243	2,437	-
Energy	242,181	232,420	9,761	-
Financials	655,373	650,794	4,579	-
Health Care	239,087	204,963	34,124	-
Industrials	281,080	281,080	-	-
Information Technology	295,751	280,000	3,649	12,102
Materials	30,966	30,966	-	-
Telecommunication Services	101,806	79,340	22,466	-
Utilities	67,944	63,844	4,100	-
Corporate Bonds	20,754	-	20,754	-
Bank Loan Obligations	1,213	-	1,213	-
Preferred Securities	1,172	-	1,172	-
Money Market Funds	182,987	182,987	-	-
Total Investments in Securities:	$ 2,477,991	$ 2,351,662	$ 104,255	$ 22,074
Derivative Instruments:
Liabilities
Written Options	$ (978)	$ (978)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (978)
Total Value of Derivatives	$ -	$ (978)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.6%
United Kingdom	2.7%
Switzerland	1.6%
Ireland	1.5%
Canada	1.4%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $48,140) - See accompanying schedule: Unaffiliated issuers (cost $1,962,952)	$ 2,295,004
Fidelity Central Funds (cost $182,987)	182,987
Total Investments (cost $2,145,939)		$ 2,477,991
Cash		389
Receivable for investments sold		17,663
Receivable for fund shares sold		905
Dividends receivable		6,678
Interest receivable		436
Distributions receivable from Fidelity Central Funds		26
Prepaid expenses		1
Other receivables		121
Total assets		2,504,210

Liabilities
Payable for investments purchased	$ 44,789
Payable for fund shares redeemed	4,380
Accrued management fee	904
Distribution and service plan fees payable	737
Written options, at value (premium received $1,585)	978
Other affiliated payables	460
Other payables and accrued expenses	139
Collateral on securities loaned, at value	50,296
Total liabilities		102,683

Net Assets		$ 2,401,527
Net Assets consist of:
Paid in capital		$ 1,951,337
Undistributed net investment income		24,992
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		92,570
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		332,628
Net Assets		$ 2,401,527

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($769,907 ÷ 23,029.09 shares)	$ 33.43

Maximum offering price per share (100/94.25 of $33.43)	$ 35.47
Class T: Net Asset Value and redemption price per share ($925,161 ÷ 27,212.43 shares)	$ 34.00

Maximum offering price per share (100/96.50 of $34.00)	$ 35.23
Class B: Net Asset Value and offering price per share ($14,530 ÷ 431.59 shares)A	$ 33.67

Class C: Net Asset Value and offering price per share ($207,058 ÷ 6,166.95 shares)A	$ 33.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($470,455 ÷ 13,593.26 shares)	$ 34.61

Class Z: Net Asset Value, offering price and redemption price per share ($14,416 ÷ 416.59 shares)	$ 34.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 48,338
Interest		1,369
Income from Fidelity Central Funds		146
Total income		49,853

Expenses
Management fee	$ 5,424
Transfer agent fees	2,429
Distribution and service plan fees	4,425
Accounting and security lending fees	364
Custodian fees and expenses	33
Independent trustees' compensation	5
Registration fees	57
Audit	37
Legal	4
Miscellaneous	21
Total expenses before reductions	12,799
Expense reductions	(73)	12,726
Net investment income (loss)		37,127
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	93,899
Foreign currency transactions	(11)
Written options	2,344
Total net realized gain (loss)		96,232
Change in net unrealized appreciation (depreciation) on: Investment securities	(87,209)
Assets and liabilities in foreign currencies	1
Written options	1,229
Total change in net unrealized appreciation (depreciation)		(85,979)
Net gain (loss)		10,253
Net increase (decrease) in net assets resulting from operations		$ 47,380

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,127	$ 60,679
Net realized gain (loss)	96,232	202,288
Change in net unrealized appreciation (depreciation)	(85,979)	813
Net increase (decrease) in net assets resulting from operations	47,380	263,780
Distributions to shareholders from net investment income	(34,661)	(45,196)
Distributions to shareholders from net realized gain	(81,483)	(2,749)
Total distributions	(116,144)	(47,945)
Share transactions - net increase (decrease)	(31,017)	(180,981)
Total increase (decrease) in net assets	(99,781)	34,854

Net Assets
Beginning of period	2,501,308	2,466,454
End of period (including undistributed net investment income of $24,992 and undistributed net investment income of $22,526, respectively)	$ 2,401,527	$ 2,501,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.44	$ 31.60	$ 25.55	$ 22.18	$ 21.07	$ 20.26
Income from Investment Operations
Net investment income (loss) E	.52	.84H	.60	.61	.42	.25
Net realized and unrealized gain (loss)	.11	2.67	6.06	3.32	1.11	.81
Total from investment operations	.63	3.51	6.66	3.93	1.53	1.06
Distributions from net investment income	(.51)	(.64)	(.58)	(.56)	(.42)	(.25)
Distributions from net realized gain	(1.14)	(.04)	(.03)	-	-	-
Total distributions	(1.64)K	(.67)J	(.61)	(.56)	(.42)	(.25)
Net asset value, end of period	$ 33.43	$ 34.44	$ 31.60	$ 25.55	$ 22.18	$ 21.07
Total ReturnB, C, D	2.09%	11.28%	26.43%	17.90%	7.25%	5.26%
Ratios to Average Net Assets F, I
Expenses before reductions	.95%A	.96%	.98%	1.02%	1.03%	1.04%
Expenses net of fee waivers, if any	.95%A	.96%	.98%	1.02%	1.03%	1.04%
Expenses net of all reductions	.94%A	.95%	.97%	1.01%	1.02%	1.04%
Net investment income (loss)	3.18%A	2.55%H	2.07%	2.52%	1.82%	1.21%
Supplemental Data
Net assets, end of period (in millions)	$ 770	$ 794	$ 777	$ 646	$ 634	$ 719
Portfolio turnover rate G	63%A	33%	34%	49%	89%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.21%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.67 per share is comprised of distributions from net investment income of $.636 and distributions from net realized gain of $.038 per share.

K Total distributions of $1.64 per share is comprised of distributions from net investment income of $.505 and distributions from net realized gain of $1.136 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.99	$ 32.09	$ 25.94	$ 22.50	$ 21.37	$ 20.54
Income from Investment Operations
Net investment income (loss) E	.49	.78H	.55	.57	.38	.22
Net realized and unrealized gain (loss)	.12	2.72	6.15	3.37	1.13	.82
Total from investment operations	.61	3.50	6.70	3.94	1.51	1.04
Distributions from net investment income	(.46)	(.56)	(.52)	(.50)	(.38)	(.21)
Distributions from net realized gain	(1.14)	(.04)	(.03)	-	-	-
Total distributions	(1.60)	(.60)	(.55)	(.50)	(.38)	(.21)
Net asset value, end of period	$ 34.00	$ 34.99	$ 32.09	$ 25.94	$ 22.50	$ 21.37
Total ReturnB, C, D	1.98%	11.04%	26.14%	17.70%	7.02%	5.09%
Ratios to Average Net Assets F, I
Expenses before reductions	1.18%A	1.18%	1.19%	1.21%	1.22%	1.23%
Expenses net of fee waivers, if any	1.18%A	1.18%	1.19%	1.21%	1.22%	1.23%
Expenses net of all reductions	1.17%A	1.18%	1.18%	1.21%	1.21%	1.22%
Net investment income (loss)	2.95%A	2.33%H	1.86%	2.32%	1.63%	1.03%
Supplemental Data
Net assets, end of period (in millions)	$ 925	$ 974	$ 984	$ 854	$ 862	$ 1,108
Portfolio turnover rate G	63%A	33%	34%	49%	89%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.65	$ 31.79	$ 25.69	$ 22.29	$ 21.16	$ 20.33
Income from Investment Operations
Net investment income (loss) E	.39	.57H	.36	.42	.24	.09
Net realized and unrealized gain (loss)	.12	2.69	6.10	3.34	1.12	.82
Total from investment operations	.51	3.26	6.46	3.76	1.36	.91
Distributions from net investment income	(.35)	(.37)	(.33)	(.36)	(.23)	(.08)
Distributions from net realized gain	(1.14)	(.04)	(.03)	-	-	-
Total distributions	(1.49)	(.40)J	(.36)	(.36)	(.23)	(.08)
Net asset value, end of period	$ 33.67	$ 34.65	$ 31.79	$ 25.69	$ 22.29	$ 21.16
Total ReturnB, C, D	1.68%	10.37%	25.39%	16.97%	6.43%	4.49%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79%A	1.79%	1.80%	1.80%	1.81%	1.82%
Expenses net of fee waivers, if any	1.79%A	1.79%	1.80%	1.80%	1.81%	1.82%
Expenses net of all reductions	1.79%A	1.79%	1.79%	1.80%	1.80%	1.81%
Net investment income (loss)	2.33%A	1.71%H	1.26%	1.73%	1.04%	.44%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 19	$ 27	$ 31	$ 42	$ 63
Portfolio turnover rate G	63%A	33%	34%	49%	89%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.37%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.40 per share is comprised of distributions from net investment income of $.366 and distributions from net realized gain of $.038 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.57	$ 31.73	$ 25.66	$ 22.27	$ 21.16	$ 20.34
Income from Investment Operations
Net investment income (loss) E	.40	.59H	.38	.43	.25	.09
Net realized and unrealized gain (loss)	.12	2.69	6.09	3.33	1.11	.82
Total from investment operations	.52	3.28	6.47	3.76	1.36	.91
Distributions from net investment income	(.38)	(.40)	(.37)	(.37)	(.25)	(.09)
Distributions from net realized gain	(1.14)	(.04)	(.03)	-	-	-
Total distributions	(1.51)J	(.44)	(.40)	(.37)	(.25)	(.09)
Net asset value, end of period	$ 33.58	$ 34.57	$ 31.73	$ 25.66	$ 22.27	$ 21.16
Total ReturnB, C, D	1.73%	10.44%	25.46%	17.03%	6.40%	4.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.72%A	1.72%	1.74%	1.77%	1.78%	1.80%
Expenses net of fee waivers, if any	1.72%A	1.72%	1.74%	1.77%	1.78%	1.80%
Expenses net of all reductions	1.71%A	1.71%	1.73%	1.77%	1.77%	1.79%
Net investment income (loss)	2.41%A	1.79%H	1.32%	1.76%	1.06%	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 207	$ 214	$ 195	$ 143	$ 134	$ 149
Portfolio turnover rate G	63%A	33%	34%	49%	89%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.45%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.51 per share is comprised of distributions from net investment income of $.375 and distributions from net realized gain of $1.136 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.59	$ 32.62	$ 26.36	$ 22.86	$ 21.70	$ 20.85
Income from Investment Operations
Net investment income (loss) D	.59	.95G	.70	.70	.50	.32
Net realized and unrealized gain (loss)	.11	2.77	6.24	3.43	1.14	.83
Total from investment operations	.70	3.72	6.94	4.13	1.64	1.15
Distributions from net investment income	(.55)	(.72)	(.65)	(.63)	(.48)	(.30)
Distributions from net realized gain	(1.14)	(.04)	(.03)	-	-	-
Total distributions	(1.68)J	(.75)I	(.68)	(.63)	(.48)	(.30)
Net asset value, end of period	$ 34.61	$ 35.59	$ 32.62	$ 26.36	$ 22.86	$ 21.70
Total ReturnB, C	2.23%	11.59%	26.72%	18.27%	7.55%	5.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.70%A	.70%	.72%	.73%	.74%	.77%
Expenses net of fee waivers, if any	.70%A	.70%	.72%	.73%	.74%	.77%
Expenses net of all reductions	.69%A	.70%	.71%	.73%	.73%	.76%
Net investment income (loss)	3.43%A	2.81%G	2.34%	2.80%	2.10%	1.49%
Supplemental Data
Net assets, end of period (in millions)	$ 470	$ 496	$ 483	$ 445	$ 360	$ 464
Portfolio turnover rate F	63%A	33%	34%	49%	89%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.46%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.75 per share is comprised of distributions from net investment income of $.716 and distributions from net realized gain of $.038 per share.

J Total distributions of $1.68 per share is comprised of distributions from net investment income of $.547 and distributions from net realized gain of $1.136 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013H
Selected Per-Share Data
Net asset value, beginning of period	$ 35.59	$ 32.63	$ 31.44
Income from Investment Operations
Net investment income (loss) D	.61	1.03G	.23
Net realized and unrealized gain (loss)	.11	2.74	1.12
Total from investment operations	.72	3.77	1.35
Distributions from net investment income	(.58)	(.78)	(.16)
Distributions from net realized gain	(1.14)	(.04)	-
Total distributions	(1.71)K	(.81)J	(.16)
Net asset value, end of period	$ 34.60	$ 35.59	$ 32.63
Total ReturnB, C	2.29%	11.75%	4.30%
Ratios to Average Net Assets E, I
Expenses before reductions	.54%A	.54%	.54%A
Expenses net of fee waivers, if any	.54%A	.54%	.54%A
Expenses net of all reductions	.53%A	.54%	.54%A
Net investment income (loss)	3.59%A	2.97%G	2.37%A
Supplemental Data
Net assets, end of period (000s omitted)	$ 14,416	$ 4,060	$ 104
Portfolio turnover rate F	63%A	33%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.62%.

H For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.81 per share is comprised of distributions from net investment income of $.775 and distributions from net realized gain of $.038 per share.

K Total distributions of $1.71 per share is comprised of distributions from net investment income of $.576 and distributions from net realized gain of $1.136 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, deferred trustees compensation, capital loss carryforwards, contingent interest, certain conversion ratio adjustments, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 408,298
Gross unrealized depreciation	(87,616)
Net unrealized appreciation (depreciation) on securities	$ 320,682

Tax cost	$ 2,157,309

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund (the Fund) used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss)

Semiannual Report

4. Derivative Instruments - continued

Options - continued

on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

During the period, the Fund recognized net realized gain (loss) of $2,344 and a change in net unrealized appreciation (depreciation) of $1,229 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	10	$ 912
Options Opened	58	5,257
Options Exercised	(20)	(1,880)
Options Closed	(22)	(2,132)
Options Expired	(8)	(572)
Outstanding at end of period	18	$ 1,585

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $726,792 and $753,711, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 964	$ 17
Class T	.25%	.25%	2,342	29
Class B	.75%	.25%	83	62
Class C	.75%	.25%	1,036	96
			$ 4,425	$ 204

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 68
Class T	18
Class B*	3
Class C*	7
$ 96

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 805.21
Class T	877.19
Class B	25.30
Class C	233.22
Institutional Class	487.20
Class Z	2.05
	$ 2,429

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $77, including thirty-six dollars from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $73 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of five dollars.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 11,651	$ 15,398
Class T	12,798	16,652
Class B	186	284
Class C	2,328	2,480
Institutional Class	7,599	10,355
Class Z	99	27
Total	$ 34,661	$ 45,196
From net realized gain
Class A	$ 26,221	$ 885
Class T	31,523	1,072
Class B	619	22
Class C	7,102	235
Institutional Class	15,863	531
Class Z	155	4
Total	$ 81,483	$ 2,749

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	1,170	2,874	$ 38,604	$ 94,044
Reinvestment of distributions	1,115	468	35,720	15,075
Shares redeemed	(2,322)	(4,883)	(76,648)	(160,473)
Net increase (decrease)	(37)	(1,541)	$ (2,324)	$ (51,354)
Class T
Shares sold	1,325	2,961	$ 44,344	$ 98,369
Reinvestment of distributions	1,325	523	43,174	17,076
Shares redeemed	(3,263)	(6,341)	(109,385)	(211,072)
Net increase (decrease)	(613)	(2,857)	$ (21,867)	$ (95,627)
Class B
Shares sold	7	28	$ 225	$ 933
Reinvestment of distributions	23	9	739	278
Shares redeemed	(155)	(335)	(5,124)	(11,003)
Net increase (decrease)	(125)	(298)	$ (4,160)	$ (9,792)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class C
Shares sold	394	952	$ 13,010	$ 31,255
Reinvestment of distributions	264	74	8,516	2,385
Shares redeemed	(691)	(962)	(22,631)	(31,695)
Net increase (decrease)	(33)	64	$ (1,105)	$ 1,945
Institutional Class
Shares sold	1,091	2,911	$ 36,875	$ 97,428
Reinvestment of distributions	685	313	22,701	10,419
Shares redeemed	(2,108)	(4,089)	(71,424)	(137,936)
Net increase (decrease)	(332)	(865)	$ (11,848)	$ (30,089)
Class Z
Shares sold	314	113	$ 10,694	$ 4,010
Reinvestment of distributions	8	1	254	31
Shares redeemed	(19)	(3)	(661)	(105)
Net increase (decrease)	303	111	$ 10,287	$ 3,936

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EPII-USAN-0715
1.786786.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Income
Fund - Class Z

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	.95%
Actual		$ 1,000.00	$ 1,020.90	$ 4.79
HypotheticalA		$ 1,000.00	$ 1,020.19	$ 4.78
Class T	1.18%
Actual		$ 1,000.00	$ 1,019.80	$ 5.94
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 5.94
Class B	1.79%
Actual		$ 1,000.00	$ 1,016.80	$ 9.00
HypotheticalA		$ 1,000.00	$ 1,016.01	$ 9.00
Class C	1.72%
Actual		$ 1,000.00	$ 1,017.30	$ 8.65
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.65
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,022.30	$ 3.53
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53
Class Z	.54%
Actual		$ 1,000.00	$ 1,022.90	$ 2.72
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.5	4.0
Johnson & Johnson*	4.3	2.6
General Electric Co.	3.8	2.9
Chevron Corp.*	2.8	2.6
Procter & Gamble Co.	2.4	2.4
The Blackstone Group LP	2.1	1.4
Wells Fargo & Co.	2.1	1.9
United Parcel Service, Inc. Class B	2.1	1.8
Cisco Systems, Inc.	2.0	2.8
IBM Corp.	1.8	1.5
	27.9
* Security or a portion of the security is pledged as collateral for call options written.
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.4	24.2
Information Technology	12.5	12.2
Industrials	11.8	10.3
Energy	10.2	12.2
Health Care	9.9	8.5
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks 93.8%		Stocks 88.8%
	Bonds 0.2%		Bonds 0.3%
	Convertible Securities 1.5%		Convertible Securities 3.6%
	Other Investments 0.1%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 4.4%		Short-Term Investments and Net Other Assets (Liabilities) 7.1%
* Foreign investments	10.4%	** Foreign investments	8.8%
* Written Options	0.0%	** Written Options	(0.1%)

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.8%
Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	65,600	$ 4,299
Dunkin' Brands Group, Inc.	104,500	5,576
McDonald's Corp.	185,417	17,787
Yum! Brands, Inc.	147,321	13,275
		40,937
Household Durables - 0.5%
M.D.C. Holdings, Inc. (f)	168,800	4,720
Tupperware Brands Corp.	92,400	6,074
		10,794
Leisure Products - 0.8%
Mattel, Inc.	400,000	10,324
New Academy Holding Co. LLC unit (a)(g)(l)	52,800	9,972
		20,296
Media - 1.3%
Comcast Corp. Class A	549,474	32,122
Multiline Retail - 1.8%
Kohl's Corp.	76,048	4,980
Macy's, Inc.	184,500	12,352
Target Corp.	313,955	24,903
		42,235
Specialty Retail - 0.7%
Foot Locker, Inc.	158,531	10,019
GNC Holdings, Inc.	170,500	7,594
		17,613
TOTAL CONSUMER DISCRETIONARY		163,997
CONSUMER STAPLES - 8.1%
Beverages - 1.0%
Anheuser-Busch InBev SA NV ADR	53,000	6,390
Molson Coors Brewing Co. Class B	169,205	12,416
The Coca-Cola Co.	112,700	4,616
		23,422
Food & Staples Retailing - 2.3%
CVS Health Corp.	321,000	32,864
Tesco PLC	747,300	2,437
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	152,750	$ 11,345
Walgreens Boots Alliance, Inc.	98,744	8,476
		55,122
Food Products - 0.8%
B&G Foods, Inc. Class A	111,554	3,451
Kellogg Co.	225,852	14,177
Sanderson Farms, Inc. (f)	20,100	1,639
		19,267
Household Products - 2.4%
Procter & Gamble Co.	716,917	56,199
Personal Products - 0.2%
Avon Products, Inc. (f)	801,000	5,383
Tobacco - 1.4%
Lorillard, Inc.	210,353	15,246
Philip Morris International, Inc.	170,912	14,198
Reynolds American, Inc. (j)	63,100	4,843
		34,287
TOTAL CONSUMER STAPLES		193,680
ENERGY - 10.0%
Energy Equipment & Services - 0.8%
Ensco PLC Class A	255,824	6,012
National Oilwell Varco, Inc.	87,349	4,297
Oceaneering International, Inc.	61,100	3,104
Schlumberger Ltd.	63,700	5,782
		19,195
Oil, Gas & Consumable Fuels - 9.2%
Anadarko Petroleum Corp.	177,645	14,853
Apache Corp.	254,327	15,219
BG Group PLC	560,000	9,761
Cameco Corp.	123,900	1,857
Chevron Corp. (j)	652,669	67,225
CONSOL Energy, Inc.	215,475	5,999
Foresight Energy LP	180,500	2,525
Kinder Morgan, Inc.	283,400	11,758
Legacy Reserves LP	407,699	4,093
Markwest Energy Partners LP	240,991	15,575
Noble Energy, Inc.	53,500	2,342
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Suncor Energy, Inc. (f)	769,400	$ 22,489
The Williams Companies, Inc.	661,750	33,815
Williams Partners LP	252,115	14,088
		221,599
TOTAL ENERGY		240,794
FINANCIALS - 27.2%
Banks - 13.7%
Bank of America Corp.	1,248,600	20,602
BB&T Corp.	68,100	2,688
CIT Group, Inc.	72,362	3,347
Comerica, Inc.	251,680	12,320
First Niagara Financial Group, Inc.	689,900	6,147
FirstMerit Corp.	449,140	8,821
JPMorgan Chase & Co.	1,653,057	108,739
KeyCorp	578,900	8,440
Lloyds Banking Group PLC	1,703,700	2,291
M&T Bank Corp. (f)	227,717	27,526
PNC Financial Services Group, Inc.	74,600	7,138
Regions Financial Corp.	1,246,600	12,578
Standard Chartered PLC (United Kingdom)	446,342	7,136
SunTrust Banks, Inc.	474,900	20,269
U.S. Bancorp	725,500	31,276
Wells Fargo & Co.	902,950	50,529
		329,847
Capital Markets - 6.5%
Apollo Investment Corp. (f)	1,027,457	8,066
Ares Capital Corp.	598,842	10,031
Ares Management LP	257,200	5,013
Carlyle Group LP	102,800	3,169
Greenhill & Co., Inc.	71,623	2,789
KKR & Co. LP	1,665,196	38,216
Morgan Stanley	270,042	10,316
Pershing Square Holdings Ltd. (a)	43,289	1,168
State Street Corp.	293,899	22,904
The Blackstone Group LP	1,157,703	50,707
TPG Specialty Lending, Inc.	156,400	2,836
		155,215
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 4.7%
ACE Ltd.	200,611	$ 21,361
Allied World Assurance Co.	139,700	5,936
MetLife, Inc.	697,557	36,454
Prudential Financial, Inc.	144,698	12,243
The Chubb Corp.	211,667	20,638
The Travelers Companies, Inc.	147,549	14,920
		111,552
Real Estate Investment Trusts - 2.2%
American Capital Agency Corp.	477,280	9,956
American Homes 4 Rent (h)	97,613	1,629
Annaly Capital Management, Inc.	868,094	9,063
Coresite Realty Corp.	44,420	2,097
Cousins Properties, Inc.	330,100	3,185
Duke Realty LP	254,500	4,978
First Potomac Realty Trust	496,577	5,015
Home Properties, Inc.	27,730	2,061
Piedmont Office Realty Trust, Inc. Class A	190,335	3,272
Retail Properties America, Inc.	258,997	3,885
Sabra Health Care REIT, Inc.	69,800	1,850
Two Harbors Investment Corp.	339,041	3,624
Ventas, Inc.	32,794	2,181
		52,796
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	180,890	3,242
TOTAL FINANCIALS		652,652
HEALTH CARE - 9.5%
Biotechnology - 0.3%
Amgen, Inc. (j)	49,349	7,711
Health Care Equipment & Supplies - 1.6%
Baxter International, Inc.	140,400	9,352
DENTSPLY International, Inc.	81,300	4,230
Medtronic PLC	243,782	18,605
Meridian Bioscience, Inc.	21,716	395
St. Jude Medical, Inc.	66,462	4,902
		37,484
Health Care Providers & Services - 0.0%
Anthem, Inc.	44	7
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 7.6%
AbbVie, Inc.	98,700	$ 6,572
GlaxoSmithKline PLC	797,700	17,724
Johnson & Johnson (j)	1,025,718	102,715
Merck & Co., Inc.	154,768	9,424
Pfizer, Inc. (j)	1,022,513	35,532
Sanofi SA	73,234	7,212
Teva Pharmaceutical Industries Ltd. sponsored ADR	77,400	4,652
		183,831
TOTAL HEALTH CARE		229,033
INDUSTRIALS - 11.7%
Aerospace & Defense - 1.8%
The Boeing Co.	115,500	16,230
United Technologies Corp.	239,407	28,051
		44,281
Air Freight & Logistics - 2.7%
C.H. Robinson Worldwide, Inc.	82,579	5,098
PostNL NV (a)	1,871,900	8,532
United Parcel Service, Inc. Class B	508,790	50,482
		64,112
Airlines - 0.2%
Copa Holdings SA Class A	48,500	4,137
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc.	215,104	8,015
Republic Services, Inc.	60,089	2,421
		10,436
Electrical Equipment - 1.2%
Eaton Corp. PLC	199,300	14,268
Emerson Electric Co.	236,370	14,255
		28,523
Industrial Conglomerates - 3.8%
General Electric Co.	3,336,233	90,979
Machinery - 1.0%
Cummins, Inc.	31,200	4,229
Deere & Co.	114,000	10,680
Stanley Black & Decker, Inc.	84,826	8,690
		23,599
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.2%
Acacia Research Corp. (f)	254,660	$ 2,600
Bureau Veritas SA	106,473	2,440
		5,040
Trading Companies & Distributors - 0.4%
Watsco, Inc.	79,200	9,973
TOTAL INDUSTRIALS		281,080
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 3.1%
Cisco Systems, Inc.	1,644,453	48,199
QUALCOMM, Inc.	374,489	26,094
		74,293
Electronic Equipment & Components - 0.5%
Hitachi Ltd.	536,000	3,649
TE Connectivity Ltd.	131,430	9,069
		12,718
Internet Software & Services - 0.7%
Google, Inc. Class A (a)	11,200	6,108
Yahoo!, Inc. (a)	261,700	11,236
		17,344
IT Services - 2.8%
IBM Corp.	251,823	42,722
Paychex, Inc. (j)	492,578	24,338
		67,060
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	658,777	13,261
Broadcom Corp. Class A	288,329	16,392
GT Advanced Technologies, Inc. rights 5/15/15 (a)	803,340	0
Maxim Integrated Products, Inc.	223,200	7,828
Xilinx, Inc.	31,500	1,494
		38,975
Software - 1.3%
Microsoft Corp. (j)	674,038	31,585
Technology Hardware, Storage & Peripherals - 2.3%
EMC Corp.	1,254,300	33,038
First Data Holdings, Inc. Class B (l)	2,464,780	12,102
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - continued
Hewlett-Packard Co.	173,100	$ 5,782
Seagate Technology LLC	51,300	2,854
		53,776
TOTAL INFORMATION TECHNOLOGY		295,751
MATERIALS - 1.3%
Chemicals - 0.8%
LyondellBasell Industries NV Class A	67,300	6,804
Potash Corp. of Saskatchewan, Inc.	291,100	9,162
Tronox Ltd. Class A	177,965	3,000
		18,966
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	344,314	6,766
Nucor Corp.	103,100	4,877
SunCoke Energy Partners LP	16,582	357
		12,000
TOTAL MATERIALS		30,966
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	879,127	30,365
TDC A/S	845,000	6,319
Verizon Communications, Inc.	833,990	41,232
		77,916
Wireless Telecommunication Services - 0.9%
KDDI Corp.	76,000	1,711
Vodafone Group PLC	5,309,582	20,755
		22,466
TOTAL TELECOMMUNICATION SERVICES		100,382
UTILITIES - 2.6%
Electric Utilities - 2.6%
American Electric Power Co., Inc.	199,215	11,214
Exelon Corp.	627,300	21,222
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
PPL Corp. (j)	274,200	$ 9,517
Southern Co.	444,125	19,404
		61,357
TOTAL COMMON STOCKS (Cost $1,915,905)		2,249,692
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.8%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25% (a)	25,100	1,387
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.0%
Alere, Inc. 3.00%	2,517	866
Health Care Providers & Services - 0.4%
Anthem, Inc. 5.25% (a)	172,000	9,188
TOTAL HEALTH CARE		10,054
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. Series A 5.50% (a)	20,700	1,424
UTILITIES - 0.3%
Electric Utilities - 0.2%
Exelon Corp. 6.50%	28,300	1,367
NextEra Energy, Inc. Series E, 5.599%	61,200	4,100
		5,467
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 5.375% (a)	10,000	1,120
TOTAL UTILITIES		6,587
TOTAL CONVERTIBLE PREFERRED STOCKS		19,452
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ally Financial, Inc.:
7.00% (h)	2,265	$ 2,288
Series A, 8.50%	16,414	433
		2,721
TOTAL PREFERRED STOCKS (Cost $19,330)		22,173
Corporate Bonds - 0.9%
		Principal Amount (000s) (e)
Convertible Bonds - 0.7%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen International Finance NV 5.5% 11/9/15 (h)	EUR	2,400	3,441
Media - 0.0%
Liberty Media Corp. 3.5% 1/15/31		1,240	657
TOTAL CONSUMER DISCRETIONARY			4,098
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17		516	452
Clean Energy Fuels Corp. 5.25% 10/1/18 (h)		400	317
Scorpio Tankers, Inc. 2.375% 7/1/19 (h)		3,220	3,383
			4,152
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (h)		950	1,229
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20 (h)		3,150	3,319
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)		1,510	430
Corporate Bonds - continued
		Principal Amount (000s) (e)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
GT Advanced Technologies, Inc.: - continued
3% 12/15/20 (d)		$ 2,160	$ 616
Intel Corp. 3.25% 8/1/39		890	1,512
			2,558
TOTAL INFORMATION TECHNOLOGY			5,877
TOTAL CONVERTIBLE BONDS			15,356
Nonconvertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Altice SA 7.625% 2/15/25 (h)		1,505	1,486
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
H.J. Heinz Co. 4.875% 2/15/25 (h)		1,610	1,735
Post Holdings, Inc. 7.375% 2/15/22		730	747
			2,482
Tobacco - 0.0%
Vector Group Ltd. 7.75% 2/15/21		1,235	1,328
TOTAL CONSUMER STAPLES			3,810
MATERIALS - 0.0%
Metals & Mining - 0.0%
Walter Energy, Inc. 8.5% 4/15/21		2,030	102
TOTAL NONCONVERTIBLE BONDS			5,398
TOTAL CORPORATE BONDS (Cost $24,994)			20,754
Bank Loan Obligations - 0.1%
		Principal Amount (000s) (e)	Value (000s)
INDUSTRIALS - 0.1%
Machinery - 0.1%
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (k) (Cost $1,203)		$ 1,216	$ 1,213
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (h)(i) (Cost $1,520)	EUR	990	1,172
Money Market Funds - 7.6%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	132,691,144	132,691
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	50,295,545	50,296
TOTAL MONEY MARKET FUNDS (Cost $182,987)		182,987
TOTAL INVESTMENT PORTFOLIO - 103.2% (Cost $2,145,939)		2,477,991
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(76,464)
NET ASSETS - 100%		$ 2,401,527
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Amgen, Inc.	10/16/15 - $185.00	242	$ 77	$ (32)
Chevron Corp.	6/19/15 - $120.00	1,531	194	(2)
Johnson & Johnson	7/17/15 - $105.00	4,802	590	(178)
Microsoft Corp.	7/17/15 - $50.00	2,170	205	(61)
Paychex, Inc.	9/18/15 - $52.50	2,376	105	(101)
Pfizer, Inc.	8/21/15 - $35.00	4,885	313	(452)
PPL Corp.	7/17/15 - $35.00	1,163	48	(64)
Reynolds American, Inc.	8/21/15 - $80.00	611	53	(88)
TOTAL WRITTEN OPTIONS			$ 1,585	$ (978)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.
(g) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,999,000 or 0.8% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $115,248,000.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,074,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 9,859
New Academy Holding Co. LLC unit	8/1/11	$ 5,565
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 69
Fidelity Securities Lending Cash Central Fund	77
Total	$ 146
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 163,997	$ 154,025	$ -	$ 9,972
Consumer Staples	193,680	191,243	2,437	-
Energy	242,181	232,420	9,761	-
Financials	655,373	650,794	4,579	-
Health Care	239,087	204,963	34,124	-
Industrials	281,080	281,080	-	-
Information Technology	295,751	280,000	3,649	12,102
Materials	30,966	30,966	-	-
Telecommunication Services	101,806	79,340	22,466	-
Utilities	67,944	63,844	4,100	-
Corporate Bonds	20,754	-	20,754	-
Bank Loan Obligations	1,213	-	1,213	-
Preferred Securities	1,172	-	1,172	-
Money Market Funds	182,987	182,987	-	-
Total Investments in Securities:	$ 2,477,991	$ 2,351,662	$ 104,255	$ 22,074
Derivative Instruments:
Liabilities
Written Options	$ (978)	$ (978)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (978)
Total Value of Derivatives	$ -	$ (978)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.6%
United Kingdom	2.7%
Switzerland	1.6%
Ireland	1.5%
Canada	1.4%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $48,140) - See accompanying schedule: Unaffiliated issuers (cost $1,962,952)	$ 2,295,004
Fidelity Central Funds (cost $182,987)	182,987
Total Investments (cost $2,145,939)		$ 2,477,991
Cash		389
Receivable for investments sold		17,663
Receivable for fund shares sold		905
Dividends receivable		6,678
Interest receivable		436
Distributions receivable from Fidelity Central Funds		26
Prepaid expenses		1
Other receivables		121
Total assets		2,504,210

Liabilities
Payable for investments purchased	$ 44,789
Payable for fund shares redeemed	4,380
Accrued management fee	904
Distribution and service plan fees payable	737
Written options, at value (premium received $1,585)	978
Other affiliated payables	460
Other payables and accrued expenses	139
Collateral on securities loaned, at value	50,296
Total liabilities		102,683

Net Assets		$ 2,401,527
Net Assets consist of:
Paid in capital		$ 1,951,337
Undistributed net investment income		24,992
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		92,570
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		332,628
Net Assets		$ 2,401,527

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($769,907 ÷ 23,029.09 shares)	$ 33.43

Maximum offering price per share (100/94.25 of $33.43)	$ 35.47
Class T: Net Asset Value and redemption price per share ($925,161 ÷ 27,212.43 shares)	$ 34.00

Maximum offering price per share (100/96.50 of $34.00)	$ 35.23
Class B: Net Asset Value and offering price per share ($14,530 ÷ 431.59 shares)A	$ 33.67

Class C: Net Asset Value and offering price per share ($207,058 ÷ 6,166.95 shares)A	$ 33.58

Institutional Class: Net Asset Value, offering price and redemption price per share ($470,455 ÷ 13,593.26 shares)	$ 34.61

Class Z: Net Asset Value, offering price and redemption price per share ($14,416 ÷ 416.59 shares)	$ 34.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 48,338
Interest		1,369
Income from Fidelity Central Funds		146
Total income		49,853

Expenses
Management fee	$ 5,424
Transfer agent fees	2,429
Distribution and service plan fees	4,425
Accounting and security lending fees	364
Custodian fees and expenses	33
Independent trustees' compensation	5
Registration fees	57
Audit	37
Legal	4
Miscellaneous	21
Total expenses before reductions	12,799
Expense reductions	(73)	12,726
Net investment income (loss)		37,127
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	93,899
Foreign currency transactions	(11)
Written options	2,344
Total net realized gain (loss)		96,232
Change in net unrealized appreciation (depreciation) on: Investment securities	(87,209)
Assets and liabilities in foreign currencies	1
Written options	1,229
Total change in net unrealized appreciation (depreciation)		(85,979)
Net gain (loss)		10,253
Net increase (decrease) in net assets resulting from operations		$ 47,380

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,127	$ 60,679
Net realized gain (loss)	96,232	202,288
Change in net unrealized appreciation (depreciation)	(85,979)	813
Net increase (decrease) in net assets resulting from operations	47,380	263,780
Distributions to shareholders from net investment income	(34,661)	(45,196)
Distributions to shareholders from net realized gain	(81,483)	(2,749)
Total distributions	(116,144)	(47,945)
Share transactions - net increase (decrease)	(31,017)	(180,981)
Total increase (decrease) in net assets	(99,781)	34,854

Net Assets
Beginning of period	2,501,308	2,466,454
End of period (including undistributed net investment income of $24,992 and undistributed net investment income of $22,526, respectively)	$ 2,401,527	$ 2,501,308

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.44	$ 31.60	$ 25.55	$ 22.18	$ 21.07	$ 20.26
Income from Investment Operations
Net investment income (loss) E	.52	.84H	.60	.61	.42	.25
Net realized and unrealized gain (loss)	.11	2.67	6.06	3.32	1.11	.81
Total from investment operations	.63	3.51	6.66	3.93	1.53	1.06
Distributions from net investment income	(.51)	(.64)	(.58)	(.56)	(.42)	(.25)
Distributions from net realized gain	(1.14)	(.04)	(.03)	-	-	-
Total distributions	(1.64)K	(.67)J	(.61)	(.56)	(.42)	(.25)
Net asset value, end of period	$ 33.43	$ 34.44	$ 31.60	$ 25.55	$ 22.18	$ 21.07
Total ReturnB, C, D	2.09%	11.28%	26.43%	17.90%	7.25%	5.26%
Ratios to Average Net Assets F, I
Expenses before reductions	.95%A	.96%	.98%	1.02%	1.03%	1.04%
Expenses net of fee waivers, if any	.95%A	.96%	.98%	1.02%	1.03%	1.04%
Expenses net of all reductions	.94%A	.95%	.97%	1.01%	1.02%	1.04%
Net investment income (loss)	3.18%A	2.55%H	2.07%	2.52%	1.82%	1.21%
Supplemental Data
Net assets, end of period (in millions)	$ 770	$ 794	$ 777	$ 646	$ 634	$ 719
Portfolio turnover rate G	63%A	33%	34%	49%	89%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.21%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.67 per share is comprised of distributions from net investment income of $.636 and distributions from net realized gain of $.038 per share.

K Total distributions of $1.64 per share is comprised of distributions from net investment income of $.505 and distributions from net realized gain of $1.136 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.99	$ 32.09	$ 25.94	$ 22.50	$ 21.37	$ 20.54
Income from Investment Operations
Net investment income (loss) E	.49	.78H	.55	.57	.38	.22
Net realized and unrealized gain (loss)	.12	2.72	6.15	3.37	1.13	.82
Total from investment operations	.61	3.50	6.70	3.94	1.51	1.04
Distributions from net investment income	(.46)	(.56)	(.52)	(.50)	(.38)	(.21)
Distributions from net realized gain	(1.14)	(.04)	(.03)	-	-	-
Total distributions	(1.60)	(.60)	(.55)	(.50)	(.38)	(.21)
Net asset value, end of period	$ 34.00	$ 34.99	$ 32.09	$ 25.94	$ 22.50	$ 21.37
Total ReturnB, C, D	1.98%	11.04%	26.14%	17.70%	7.02%	5.09%
Ratios to Average Net Assets F, I
Expenses before reductions	1.18%A	1.18%	1.19%	1.21%	1.22%	1.23%
Expenses net of fee waivers, if any	1.18%A	1.18%	1.19%	1.21%	1.22%	1.23%
Expenses net of all reductions	1.17%A	1.18%	1.18%	1.21%	1.21%	1.22%
Net investment income (loss)	2.95%A	2.33%H	1.86%	2.32%	1.63%	1.03%
Supplemental Data
Net assets, end of period (in millions)	$ 925	$ 974	$ 984	$ 854	$ 862	$ 1,108
Portfolio turnover rate G	63%A	33%	34%	49%	89%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.98%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.65	$ 31.79	$ 25.69	$ 22.29	$ 21.16	$ 20.33
Income from Investment Operations
Net investment income (loss) E	.39	.57H	.36	.42	.24	.09
Net realized and unrealized gain (loss)	.12	2.69	6.10	3.34	1.12	.82
Total from investment operations	.51	3.26	6.46	3.76	1.36	.91
Distributions from net investment income	(.35)	(.37)	(.33)	(.36)	(.23)	(.08)
Distributions from net realized gain	(1.14)	(.04)	(.03)	-	-	-
Total distributions	(1.49)	(.40)J	(.36)	(.36)	(.23)	(.08)
Net asset value, end of period	$ 33.67	$ 34.65	$ 31.79	$ 25.69	$ 22.29	$ 21.16
Total ReturnB, C, D	1.68%	10.37%	25.39%	16.97%	6.43%	4.49%
Ratios to Average Net Assets F, I
Expenses before reductions	1.79%A	1.79%	1.80%	1.80%	1.81%	1.82%
Expenses net of fee waivers, if any	1.79%A	1.79%	1.80%	1.80%	1.81%	1.82%
Expenses net of all reductions	1.79%A	1.79%	1.79%	1.80%	1.80%	1.81%
Net investment income (loss)	2.33%A	1.71%H	1.26%	1.73%	1.04%	.44%
Supplemental Data
Net assets, end of period (in millions)	$ 15	$ 19	$ 27	$ 31	$ 42	$ 63
Portfolio turnover rate G	63%A	33%	34%	49%	89%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.37%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.40 per share is comprised of distributions from net investment income of $.366 and distributions from net realized gain of $.038 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 34.57	$ 31.73	$ 25.66	$ 22.27	$ 21.16	$ 20.34
Income from Investment Operations
Net investment income (loss) E	.40	.59H	.38	.43	.25	.09
Net realized and unrealized gain (loss)	.12	2.69	6.09	3.33	1.11	.82
Total from investment operations	.52	3.28	6.47	3.76	1.36	.91
Distributions from net investment income	(.38)	(.40)	(.37)	(.37)	(.25)	(.09)
Distributions from net realized gain	(1.14)	(.04)	(.03)	-	-	-
Total distributions	(1.51)J	(.44)	(.40)	(.37)	(.25)	(.09)
Net asset value, end of period	$ 33.58	$ 34.57	$ 31.73	$ 25.66	$ 22.27	$ 21.16
Total ReturnB, C, D	1.73%	10.44%	25.46%	17.03%	6.40%	4.50%
Ratios to Average Net Assets F, I
Expenses before reductions	1.72%A	1.72%	1.74%	1.77%	1.78%	1.80%
Expenses net of fee waivers, if any	1.72%A	1.72%	1.74%	1.77%	1.78%	1.80%
Expenses net of all reductions	1.71%A	1.71%	1.73%	1.77%	1.77%	1.79%
Net investment income (loss)	2.41%A	1.79%H	1.32%	1.76%	1.06%	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 207	$ 214	$ 195	$ 143	$ 134	$ 149
Portfolio turnover rate G	63%A	33%	34%	49%	89%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.45%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $1.51 per share is comprised of distributions from net investment income of $.375 and distributions from net realized gain of $1.136 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.59	$ 32.62	$ 26.36	$ 22.86	$ 21.70	$ 20.85
Income from Investment Operations
Net investment income (loss) D	.59	.95G	.70	.70	.50	.32
Net realized and unrealized gain (loss)	.11	2.77	6.24	3.43	1.14	.83
Total from investment operations	.70	3.72	6.94	4.13	1.64	1.15
Distributions from net investment income	(.55)	(.72)	(.65)	(.63)	(.48)	(.30)
Distributions from net realized gain	(1.14)	(.04)	(.03)	-	-	-
Total distributions	(1.68)J	(.75)I	(.68)	(.63)	(.48)	(.30)
Net asset value, end of period	$ 34.61	$ 35.59	$ 32.62	$ 26.36	$ 22.86	$ 21.70
Total ReturnB, C	2.23%	11.59%	26.72%	18.27%	7.55%	5.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.70%A	.70%	.72%	.73%	.74%	.77%
Expenses net of fee waivers, if any	.70%A	.70%	.72%	.73%	.74%	.77%
Expenses net of all reductions	.69%A	.70%	.71%	.73%	.73%	.76%
Net investment income (loss)	3.43%A	2.81%G	2.34%	2.80%	2.10%	1.49%
Supplemental Data
Net assets, end of period (in millions)	$ 470	$ 496	$ 483	$ 445	$ 360	$ 464
Portfolio turnover rate F	63%A	33%	34%	49%	89%	29%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.46%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.75 per share is comprised of distributions from net investment income of $.716 and distributions from net realized gain of $.038 per share.

J Total distributions of $1.68 per share is comprised of distributions from net investment income of $.547 and distributions from net realized gain of $1.136 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013H
Selected Per-Share Data
Net asset value, beginning of period	$ 35.59	$ 32.63	$ 31.44
Income from Investment Operations
Net investment income (loss) D	.61	1.03G	.23
Net realized and unrealized gain (loss)	.11	2.74	1.12
Total from investment operations	.72	3.77	1.35
Distributions from net investment income	(.58)	(.78)	(.16)
Distributions from net realized gain	(1.14)	(.04)	-
Total distributions	(1.71)K	(.81)J	(.16)
Net asset value, end of period	$ 34.60	$ 35.59	$ 32.63
Total ReturnB, C	2.29%	11.75%	4.30%
Ratios to Average Net Assets E, I
Expenses before reductions	.54%A	.54%	.54%A
Expenses net of fee waivers, if any	.54%A	.54%	.54%A
Expenses net of all reductions	.53%A	.54%	.54%A
Net investment income (loss)	3.59%A	2.97%G	2.37%A
Supplemental Data
Net assets, end of period (000s omitted)	$ 14,416	$ 4,060	$ 104
Portfolio turnover rate F	63%A	33%	34%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.12 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.62%.

H For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Total distributions of $.81 per share is comprised of distributions from net investment income of $.775 and distributions from net realized gain of $.038 per share.

K Total distributions of $1.71 per share is comprised of distributions from net investment income of $.576 and distributions from net realized gain of $1.136 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, market discount, deferred trustees compensation, capital loss carryforwards, contingent interest, certain conversion ratio adjustments, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 408,298
Gross unrealized depreciation	(87,616)
Net unrealized appreciation (depreciation) on securities	$ 320,682

Tax cost	$ 2,157,309

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund (the Fund) used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss)

Semiannual Report

4. Derivative Instruments - continued

Options - continued

on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

During the period, the Fund recognized net realized gain (loss) of $2,344 and a change in net unrealized appreciation (depreciation) of $1,229 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	10	$ 912
Options Opened	58	5,257
Options Exercised	(20)	(1,880)
Options Closed	(22)	(2,132)
Options Expired	(8)	(572)
Outstanding at end of period	18	$ 1,585

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $726,792 and $753,711, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 964	$ 17
Class T	.25%	.25%	2,342	29
Class B	.75%	.25%	83	62
Class C	.75%	.25%	1,036	96
			$ 4,425	$ 204

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 68
Class T	18
Class B*	3
Class C*	7
$ 96

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 805.21
Class T	877.19
Class B	25.30
Class C	233.22
Institutional Class	487.20
Class Z	2.05
	$ 2,429

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $77, including thirty-six dollars from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $73 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of five dollars.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 11,651	$ 15,398
Class T	12,798	16,652
Class B	186	284
Class C	2,328	2,480
Institutional Class	7,599	10,355
Class Z	99	27
Total	$ 34,661	$ 45,196
From net realized gain
Class A	$ 26,221	$ 885
Class T	31,523	1,072
Class B	619	22
Class C	7,102	235
Institutional Class	15,863	531
Class Z	155	4
Total	$ 81,483	$ 2,749

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	1,170	2,874	$ 38,604	$ 94,044
Reinvestment of distributions	1,115	468	35,720	15,075
Shares redeemed	(2,322)	(4,883)	(76,648)	(160,473)
Net increase (decrease)	(37)	(1,541)	$ (2,324)	$ (51,354)
Class T
Shares sold	1,325	2,961	$ 44,344	$ 98,369
Reinvestment of distributions	1,325	523	43,174	17,076
Shares redeemed	(3,263)	(6,341)	(109,385)	(211,072)
Net increase (decrease)	(613)	(2,857)	$ (21,867)	$ (95,627)
Class B
Shares sold	7	28	$ 225	$ 933
Reinvestment of distributions	23	9	739	278
Shares redeemed	(155)	(335)	(5,124)	(11,003)
Net increase (decrease)	(125)	(298)	$ (4,160)	$ (9,792)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class C
Shares sold	394	952	$ 13,010	$ 31,255
Reinvestment of distributions	264	74	8,516	2,385
Shares redeemed	(691)	(962)	(22,631)	(31,695)
Net increase (decrease)	(33)	64	$ (1,105)	$ 1,945
Institutional Class
Shares sold	1,091	2,911	$ 36,875	$ 97,428
Reinvestment of distributions	685	313	22,701	10,419
Shares redeemed	(2,108)	(4,089)	(71,424)	(137,936)
Net increase (decrease)	(332)	(865)	$ (11,848)	$ (30,089)
Class Z
Shares sold	314	113	$ 10,694	$ 4,010
Reinvestment of distributions	8	1	254	31
Shares redeemed	(19)	(3)	(661)	(105)
Net increase (decrease)	303	111	$ 10,287	$ 3,936

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

EPIZ-USAN-0715
1.9585509.101
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.25%
Actual		$ 1,000.00	$ 1,034.00	$ 6.34
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,033.00	$ 7.60
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,029.80	$ 10.12
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,030.20	$ 10.12
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	.99%
Actual		$ 1,000.00	$ 1,035.80	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 4.99

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.1	3.1
Wells Fargo & Co.	3.4	3.0
Johnson & Johnson	3.1	3.1
Berkshire Hathaway, Inc. Class B	2.9	3.1
General Electric Co.	2.5	0.0
Chevron Corp.	2.3	3.3
Medtronic PLC	2.2	3.7
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.0	2.1
Microsoft Corp.	2.0	0.7
U.S. Bancorp	1.9	1.7
	26.4
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.9	27.3
Information Technology	15.6	13.5
Health Care	14.2	17.2
Consumer Discretionary	11.8	12.8
Industrials	7.7	6.8
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks 94.8%		Stocks 97.7%
	Short-Term Investments and Net Other Assets (Liabilities) 5.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	18.0%	** Foreign investments	18.9%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.5%
Hyundai Mobis	4,160	$ 834,539
Automobiles - 0.6%
Harley-Davidson, Inc.	18,700	1,000,263
Diversified Consumer Services - 1.0%
ServiceMaster Global Holdings, Inc.	39,100	1,313,369
Steiner Leisure Ltd. (a)	6,232	305,742
		1,619,111
Leisure Products - 0.9%
Mattel, Inc.	54,100	1,396,321
Media - 4.5%
Corus Entertainment, Inc. Class B (non-vtg.)	48,700	690,791
John Wiley & Sons, Inc. Class A	12,115	702,912
Starz Series A (a)	41,600	1,745,536
Time Warner Cable, Inc.	8,200	1,483,298
Viacom, Inc. Class B (non-vtg.)	34,800	2,327,424
		6,949,961
Multiline Retail - 1.0%
Macy's, Inc.	22,147	1,482,742
Specialty Retail - 2.4%
AutoZone, Inc. (a)	2,015	1,357,344
Bed Bath & Beyond, Inc. (a)	17,600	1,255,232
GNC Holdings, Inc.	26,200	1,166,948
		3,779,524
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	21,465	759,217
Michael Kors Holdings Ltd. (a)	15,000	697,500
		1,456,717
TOTAL CONSUMER DISCRETIONARY		18,519,178
CONSUMER STAPLES - 3.9%
Beverages - 0.6%
C&C Group PLC	227,944	879,983
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.9%
Tesco PLC	254,000	$ 828,187
Wal-Mart Stores, Inc.	29,700	2,205,819
		3,034,006
Food Products - 0.9%
Seaboard Corp. (a)	100	343,000
The J.M. Smucker Co.	8,579	1,017,040
		1,360,040
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	6,955	770,058
TOTAL CONSUMER STAPLES		6,044,087
ENERGY - 7.6%
Energy Equipment & Services - 1.0%
BW Offshore Ltd.	1,060,600	818,864
National Oilwell Varco, Inc.	14,600	718,174
		1,537,038
Oil, Gas & Consumable Fuels - 6.6%
Chevron Corp.	34,497	3,553,191
Exxon Mobil Corp.	18,672	1,590,854
Marathon Petroleum Corp.	12,500	1,293,250
Phillips 66 Co.	15,400	1,218,448
Suncor Energy, Inc. (d)	70,500	2,060,691
Woodside Petroleum Ltd.	22,580	632,363
		10,348,797
TOTAL ENERGY		11,885,835
FINANCIALS - 28.9%
Banks - 10.9%
JPMorgan Chase & Co.	96,852	6,370,926
Regions Financial Corp.	110,500	1,114,945
SunTrust Banks, Inc.	29,500	1,259,060
U.S. Bancorp	69,966	3,016,234
Wells Fargo & Co.	93,032	5,206,071
		16,967,236
Capital Markets - 2.8%
Fortress Investment Group LLC	207,300	1,623,159
GP Investments Ltd. Class A (depositary receipt) (a)	246,400	494,919
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
MLP AG	45,888	$ 209,558
The Blackstone Group LP	45,400	1,988,520
		4,316,156
Consumer Finance - 3.0%
American Express Co.	10,100	805,172
Capital One Financial Corp.	28,818	2,408,032
Discover Financial Services	26,100	1,520,847
		4,734,051
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B (a)	31,869	4,557,267
Insurance - 5.4%
ACE Ltd.	14,500	1,543,960
Allied World Assurance Co.	23,500	998,515
Allstate Corp.	22,500	1,514,700
FNF Group	31,180	1,183,593
FNFV Group (a)	41,292	634,245
Prudential PLC	34,419	857,706
The Travelers Companies, Inc.	17,687	1,788,509
		8,521,228
Real Estate Investment Trusts - 3.9%
American Capital Agency Corp.	97,201	2,027,613
Annaly Capital Management, Inc.	200,405	2,092,228
MFA Financial, Inc.	258,136	2,049,600
		6,169,441
TOTAL FINANCIALS		45,265,379
HEALTH CARE - 14.2%
Biotechnology - 1.0%
Amgen, Inc.	9,800	1,531,348
Health Care Equipment & Supplies - 2.2%
Medtronic PLC	46,429	3,543,461
Health Care Providers & Services - 2.9%
Cigna Corp.	18,362	2,585,920
Express Scripts Holding Co. (a)	22,199	1,934,421
		4,520,341
Pharmaceuticals - 8.1%
GlaxoSmithKline PLC sponsored ADR	26,724	1,185,744
Johnson & Johnson	48,592	4,866,003
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan N.V.	24,005	$ 1,743,483
Sanofi SA sponsored ADR	36,000	1,778,760
Teva Pharmaceutical Industries Ltd. sponsored ADR	51,232	3,079,043
		12,653,033
TOTAL HEALTH CARE		22,248,183
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.4%
United Technologies Corp.	19,100	2,237,947
Electrical Equipment - 1.0%
Babcock & Wilcox Co.	44,800	1,491,392
Industrial Conglomerates - 2.5%
General Electric Co.	142,700	3,891,429
Machinery - 2.6%
Deere & Co.	29,510	2,764,497
Global Brass & Copper Holdings, Inc.	22,951	395,446
Valmont Industries, Inc. (d)	7,700	958,265
		4,118,208
Professional Services - 0.2%
VSE Corp.	4,500	280,935
TOTAL INDUSTRIALS		12,019,911
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 3.2%
Cisco Systems, Inc.	92,482	2,710,647
Harris Corp.	28,700	2,273,614
		4,984,261
Electronic Equipment & Components - 1.1%
Keysight Technologies, Inc. (a)	20,700	680,202
TE Connectivity Ltd.	15,298	1,055,562
		1,735,764
Internet Software & Services - 1.6%
Google, Inc. Class A (a)	4,700	2,563,004
IT Services - 2.6%
Fiserv, Inc. (a)	11,500	921,725
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	11,440	$ 1,940,796
The Western Union Co.	53,200	1,167,740
		4,030,261
Software - 3.7%
Microsoft Corp.	65,500	3,069,330
Oracle Corp.	62,987	2,739,305
		5,808,635
Technology Hardware, Storage & Peripherals - 3.4%
EMC Corp.	68,800	1,812,192
Hewlett-Packard Co.	43,539	1,454,203
Samsung Electronics Co. Ltd.	1,744	2,045,964
		5,312,359
TOTAL INFORMATION TECHNOLOGY		24,434,284
MATERIALS - 2.8%
Chemicals - 2.3%
Agrium, Inc.	14,600	1,516,705
CF Industries Holdings, Inc.	6,555	2,070,593
		3,587,298
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International, Inc.	17,600	710,336
TOTAL MATERIALS		4,297,634
UTILITIES - 2.3%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	20,900	1,176,461
Edison International	10,893	662,403
Xcel Energy, Inc.	30,100	1,024,905
		2,863,769
Multi-Utilities - 0.4%
CMS Energy Corp.	18,900	645,246
TOTAL UTILITIES		3,509,015
TOTAL COMMON STOCKS (Cost $135,601,497)		148,223,506
Money Market Funds - 8.0%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	9,613,449	$ 9,613,449
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	3,010,500	3,010,500
TOTAL MONEY MARKET FUNDS (Cost $12,623,949)		12,623,949
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $148,225,446)		160,847,455
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(4,451,943)
NET ASSETS - 100%		$ 156,395,512
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,417
Fidelity Securities Lending Cash Central Fund	6,075
Total	$ 11,492
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,519,178	$ 18,519,178	$ -	$ -
Consumer Staples	6,044,087	5,215,900	828,187	-
Energy	11,885,835	11,885,835	-	-
Financials	45,265,379	44,407,673	857,706	-
Health Care	22,248,183	22,248,183	-	-
Industrials	12,019,911	12,019,911	-	-
Information Technology	24,434,284	24,434,284	-	-
Materials	4,297,634	4,297,634	-	-
Utilities	3,509,015	3,509,015	-	-
Money Market Funds	12,623,949	12,623,949	-	-
Total Investments in Securities:	$ 160,847,455	$ 159,161,562	$ 1,685,893	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.0%
Ireland	2.8%
Canada	2.7%
United Kingdom	2.3%
Switzerland	2.3%
Israel	2.0%
Korea (South)	1.8%
France	1.1%
Netherlands	1.1%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,872,269) - See accompanying schedule: Unaffiliated issuers (cost $135,601,497)	$ 148,223,506
Fidelity Central Funds (cost $12,623,949)	12,623,949
Total Investments (cost $148,225,446)		$ 160,847,455
Foreign currency held at value (cost $1,636)		1,636
Receivable for investments sold		14,674
Receivable for fund shares sold		169,092
Dividends receivable		410,858
Distributions receivable from Fidelity Central Funds		3,216
Prepaid expenses		37
Other receivables		568
Total assets		161,447,536

Liabilities
Payable for investments purchased	$ 1,639,317
Payable for fund shares redeemed	194,581
Accrued management fee	87,495
Distribution and service plan fees payable	56,068
Other affiliated payables	31,459
Other payables and accrued expenses	32,604
Collateral on securities loaned, at value	3,010,500
Total liabilities		5,052,024

Net Assets		$ 156,395,512
Net Assets consist of:
Paid in capital		$ 141,403,846
Undistributed net investment income		1,862,165
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		507,700
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,621,801
Net Assets		$ 156,395,512

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($68,410,915 ÷ 4,185,681 shares)	$ 16.34

Maximum offering price per share (100/94.25 of $16.34)	$ 17.34
Class T: Net Asset Value and redemption price per share ($39,370,354 ÷ 2,411,507 shares)	$ 16.33

Maximum offering price per share (100/96.50 of $16.33)	$ 16.92
Class B: Net Asset Value and offering price per share ($2,627,550 ÷ 161,956 shares)A	$ 16.22

Class C: Net Asset Value and offering price per share ($27,938,253 ÷ 1,746,510 shares)A	$ 16.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,048,440 ÷ 1,087,402 shares)	$ 16.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 2,490,022
Special dividends		453,156
Income from Fidelity Central Funds		11,492
Total income		2,954,670

Expenses
Management fee Basic fee	$ 354,595
Performance adjustment	47,922
Transfer agent fees	147,100
Distribution and service plan fees	292,350
Accounting and security lending fees	25,302
Custodian fees and expenses	6,499
Independent trustees' compensation	254
Registration fees	63,428
Audit	30,962
Legal	171
Miscellaneous	342
Total expenses before reductions	968,925
Expense reductions	(34,743)	934,182
Net investment income (loss)		2,020,488
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,200,192
Foreign currency transactions	3,143
Total net realized gain (loss)		4,203,335
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,150,797)
Assets and liabilities in foreign currencies	(223)
Total change in net unrealized appreciation (depreciation)		(2,151,020)
Net gain (loss)		2,052,315
Net increase (decrease) in net assets resulting from operations		$ 4,072,803

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,020,488	$ 904,007
Net realized gain (loss)	4,203,335	15,072,334
Change in net unrealized appreciation (depreciation)	(2,151,020)	(1,986,549)
Net increase (decrease) in net assets resulting from operations	4,072,803	13,989,792
Distributions to shareholders from net investment income	(1,112,123)	(521,742)
Share transactions - net increase (decrease)	44,875,998	9,971,359
Total increase (decrease) in net assets	47,836,678	23,439,409

Net Assets
Beginning of period	108,558,834	85,119,425
End of period (including undistributed net investment income of $1,862,165 and undistributed net investment income of $953,800, respectively)	$ 156,395,512	$ 108,558,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.00	$ 13.93	$ 10.60	$ 9.09	$ 8.85	$ 8.07
Income from Investment Operations
Net investment income (loss) E	.27H	.17	.13	.12	.06	.07I
Net realized and unrealized gain (loss)	.26	2.01	3.33	1.44	.27	.77
Total from investment operations	.53	2.18	3.46	1.56	.33	.84
Distributions from net investment income	(.19)	(.11)	(.13)	(.05)	(.09)	(.06)
Net asset value, end of period	$ 16.34	$ 16.00	$ 13.93	$ 10.60	$ 9.09	$ 8.85
Total ReturnB, C, D	3.40%	15.79%	33.09%	17.27%	3.72%	10.42%
Ratios to Average Net Assets F, J
Expenses before reductions	1.29%A	1.23%	1.22%	1.30%	1.27%	1.28%
Expenses net of fee waivers, if any	1.25%A	1.23%	1.22%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%A	1.23%	1.20%	1.25%	1.25%	1.25%
Net investment income (loss)	3.33%A,H	1.15%	1.07%	1.20%	.59%	.83%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,411	$ 50,957	$ 39,538	$ 29,282	$ 27,910	$ 34,244
Portfolio turnover rateG	41% A	68%	68%	77%	65%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.96	$ 13.90	$ 10.57	$ 9.06	$ 8.81	$ 8.04
Income from Investment Operations
Net investment income (loss) E	.25H	.13	.10	.09	.03	.05I
Net realized and unrealized gain (loss)	.27	2.01	3.34	1.44	.28	.76
Total from investment operations	.52	2.14	3.44	1.53	.31	.81
Distributions from net investment income	(.15)	(.08)	(.11)	(.02)	(.06)	(.04)
Net asset value, end of period	$ 16.33	$ 15.96	$ 13.90	$ 10.57	$ 9.06	$ 8.81
Total ReturnB, C, D	3.30%	15.46%	32.82%	16.94%	3.53%	10.06%
Ratios to Average Net Assets F, J
Expenses before reductions	1.56%A	1.49%	1.48%	1.55%	1.53%	1.54%
Expenses net of fee waivers, if any	1.50%A	1.49%	1.48%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%A	1.49%	1.46%	1.50%	1.50%	1.49%
Net investment income (loss)	3.08%A,H	.88%	.81%	.95%	.34%	.58%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,370	$ 31,087	$ 27,241	$ 21,212	$ 21,319	$ 25,208
Portfolio turnover rateG	41% A	68%	68%	77%	65%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.38%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.81	$ 13.76	$ 10.45	$ 8.98	$ 8.73	$ 7.96
Income from Investment Operations
Net investment income (loss) E	.21H	.06	.04	.04	(.01)	.01I
Net realized and unrealized gain (loss)	.26	1.99	3.31	1.43	.27	.76
Total from investment operations	.47	2.05	3.35	1.47	.26	.77
Distributions from net investment income	(.06)	-	(.04)	-	(.01)	-
Net asset value, end of period	$ 16.22	$ 15.81	$ 13.76	$ 10.45	$ 8.98	$ 8.73
Total ReturnB, C, D	2.98%	14.90%	32.13%	16.37%	2.96%	9.67%
Ratios to Average Net Assets F, J
Expenses before reductions	2.12%A	2.04%	1.99%	2.06%	2.02%	2.03%
Expenses net of fee waivers, if any	2.00%A	2.00%	1.99%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%A	1.99%	1.97%	2.00%	2.00%	1.99%
Net investment income (loss)	2.58%A,H	.38%	.30%	.45%	(.16)%	.08%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,628	$ 2,738	$ 2,886	$ 2,981	$ 3,884	$ 5,478
Portfolio turnover rateG	41% A	68%	68%	77%	65%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.88%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.63	$ 13.63	$ 10.37	$ 8.91	$ 8.67	$ 7.91
Income from Investment Operations
Net investment income (loss) E	.20H	.06	.04	.04	(.01)	.01I
Net realized and unrealized gain (loss)	.27	1.97	3.28	1.42	.27	.75
Total from investment operations	.47	2.03	3.32	1.46	.26	.76
Distributions from net investment income	(.10)	(.03)	(.06)	-	(.02)	- K
Net asset value, end of period	$ 16.00	$ 15.63	$ 13.63	$ 10.37	$ 8.91	$ 8.67
Total ReturnB, C, D	3.02%	14.90%	32.16%	16.39%	2.95%	9.64%
Ratios to Average Net Assets F, J
Expenses before reductions	2.06%A	2.00%	1.97%	2.05%	2.02%	2.03%
Expenses net of fee waivers, if any	2.00%A	2.00%	1.97%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%A	1.99%	1.96%	2.00%	2.00%	1.99%
Net investment income (loss)	2.58%A,H	.38%	.32%	.45%	(.16)%	.08%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,938	$ 18,614	$ 12,329	$ 8,785	$ 8,922	$ 10,265
Portfolio turnover rateG	41% A	68%	68%	77%	65%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.88%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 14.16	$ 10.75	$ 9.22	$ 8.97	$ 8.18
Income from Investment Operations
Net investment income (loss) D	.29G	.22	.17	.15	.08	.09H
Net realized and unrealized gain (loss)	.28	2.04	3.39	1.45	.29	.78
Total from investment operations	.57	2.26	3.56	1.60	.37	.87
Distributions from net investment income	(.24)	(.15)	(.15)	(.07)	(.12)	(.08)
Net asset value, end of period	$ 16.60	$ 16.27	$ 14.16	$ 10.75	$ 9.22	$ 8.97
Total ReturnB, C	3.58%	16.16%	33.61%	17.49%	4.05%	10.65%
Ratios to Average Net Assets E, I
Expenses before reductions	.99%A	.91%	.89%	.96%	1.01%	1.03%
Expenses net of fee waivers, if any	.99%A	.91%	.89%	.96%	1.00%	1.00%
Expenses net of all reductions	.99%A	.91%	.87%	.96%	1.00%	1.00%
Net investment income (loss)	3.59%A,G	1.46%	1.40%	1.49%	.84%	1.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,048	$ 5,162	$ 3,126	$ 2,123	$ 3,381	$ 6,617
Portfolio turnover rateF	41% A	68%	68%	77%	65%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.89%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

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Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures transactions, market discount, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,463,506
Gross unrealized depreciation	(5,197,667)
Net unrealized appreciation (depreciation) on securities	$ 12,265,839

Tax cost	$ 148,581,616

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (3,374,289)

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $65,774,007 and $25,517,566, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 71,000	$ 1,707
Class T	.25%	.25%	83,614	784
Class B	.75%	.25%	12,936	9,738
Class C	.75%	.25%	124,800	24,241
			$ 292,350	$ 36,470

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,100
Class T	4,666
Class B*	124
Class C*	2,338
$ 28,228

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 64,008.23
Class T	40,096.24
Class B	3,909.30
Class C	29,581.24
Institutional Class	9,506.17
	$ 147,100

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate

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5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $521 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $91 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total

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Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

security lending income during the period amounted to $6,075. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 13,192
Class T	1.50%	10,189
Class B	2.00%	1,562
Class C	2.00%	8,306
		$ 33,249

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,494 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 615,978	$ 313,844
Class T	290,749	150,475
Class B	10,041	-
Class C	117,971	23,680
Institutional Class	77,384	33,743
Total	$ 1,112,123	$ 521,742

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10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	1,325,627	970,744	$ 21,577,647	$ 14,424,123
Reinvestment of distributions	38,605	21,597	595,591	293,073
Shares redeemed	(362,909)	(645,902)	(5,839,864)	(9,642,824)
Net increase (decrease)	1,001,323	346,439	$ 16,333,374	$ 5,074,372
Class T
Shares sold	650,817	455,273	$ 10,627,375	$ 6,703,728
Reinvestment of distributions	18,532	10,805	286,169	146,522
Shares redeemed	(205,717)	(478,458)	(3,317,116)	(7,047,321)
Net increase (decrease)	463,632	(12,380)	$ 7,596,428	$ (197,071)
Class B
Shares sold	32,485	32,366	$ 527,957	$ 476,104
Reinvestment of distributions	629	-	9,736	-
Shares redeemed	(44,359)	(68,915)	(709,669)	(1,011,558)
Net increase (decrease)	(11,245)	(36,549)	$ (171,976)	$ (535,454)
Class C
Shares sold	723,029	474,669	$ 11,225,706	$ 6,945,091
Reinvestment of distributions	7,049	1,582	107,103	21,115
Shares redeemed	(174,739)	(189,954)	(2,747,995)	(2,772,301)
Net increase (decrease)	555,339	286,297	$ 8,584,814	$ 4,193,905
Institutional Class
Shares sold	861,611	213,556	$ 14,035,645	$ 3,228,875
Reinvestment of distributions	4,819	2,352	75,344	32,366
Shares redeemed	(96,244)	(119,400)	(1,577,631)	(1,825,634)
Net increase (decrease)	770,186	96,508	$ 12,533,358	$ 1,435,607

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEV-USAN-0715
1.786787.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Equity Value

Fund - Institutional Class

(To be renamed Class I effective July 1, 2015)

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.25%
Actual		$ 1,000.00	$ 1,034.00	$ 6.34
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class T	1.50%
Actual		$ 1,000.00	$ 1,033.00	$ 7.60
HypotheticalA		$ 1,000.00	$ 1,017.45	$ 7.54
Class B	2.00%
Actual		$ 1,000.00	$ 1,029.80	$ 10.12
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Class C	2.00%
Actual		$ 1,000.00	$ 1,030.20	$ 10.12
HypotheticalA		$ 1,000.00	$ 1,014.96	$ 10.05
Institutional Class	.99%
Actual		$ 1,000.00	$ 1,035.80	$ 5.02
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 4.99

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.1	3.1
Wells Fargo & Co.	3.4	3.0
Johnson & Johnson	3.1	3.1
Berkshire Hathaway, Inc. Class B	2.9	3.1
General Electric Co.	2.5	0.0
Chevron Corp.	2.3	3.3
Medtronic PLC	2.2	3.7
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.0	2.1
Microsoft Corp.	2.0	0.7
U.S. Bancorp	1.9	1.7
	26.4
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.9	27.3
Information Technology	15.6	13.5
Health Care	14.2	17.2
Consumer Discretionary	11.8	12.8
Industrials	7.7	6.8
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks 94.8%		Stocks 97.7%
	Short-Term Investments and Net Other Assets (Liabilities) 5.2%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	18.0%	** Foreign investments	18.9%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 0.5%
Hyundai Mobis	4,160	$ 834,539
Automobiles - 0.6%
Harley-Davidson, Inc.	18,700	1,000,263
Diversified Consumer Services - 1.0%
ServiceMaster Global Holdings, Inc.	39,100	1,313,369
Steiner Leisure Ltd. (a)	6,232	305,742
		1,619,111
Leisure Products - 0.9%
Mattel, Inc.	54,100	1,396,321
Media - 4.5%
Corus Entertainment, Inc. Class B (non-vtg.)	48,700	690,791
John Wiley & Sons, Inc. Class A	12,115	702,912
Starz Series A (a)	41,600	1,745,536
Time Warner Cable, Inc.	8,200	1,483,298
Viacom, Inc. Class B (non-vtg.)	34,800	2,327,424
		6,949,961
Multiline Retail - 1.0%
Macy's, Inc.	22,147	1,482,742
Specialty Retail - 2.4%
AutoZone, Inc. (a)	2,015	1,357,344
Bed Bath & Beyond, Inc. (a)	17,600	1,255,232
GNC Holdings, Inc.	26,200	1,166,948
		3,779,524
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	21,465	759,217
Michael Kors Holdings Ltd. (a)	15,000	697,500
		1,456,717
TOTAL CONSUMER DISCRETIONARY		18,519,178
CONSUMER STAPLES - 3.9%
Beverages - 0.6%
C&C Group PLC	227,944	879,983
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.9%
Tesco PLC	254,000	$ 828,187
Wal-Mart Stores, Inc.	29,700	2,205,819
		3,034,006
Food Products - 0.9%
Seaboard Corp. (a)	100	343,000
The J.M. Smucker Co.	8,579	1,017,040
		1,360,040
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	6,955	770,058
TOTAL CONSUMER STAPLES		6,044,087
ENERGY - 7.6%
Energy Equipment & Services - 1.0%
BW Offshore Ltd.	1,060,600	818,864
National Oilwell Varco, Inc.	14,600	718,174
		1,537,038
Oil, Gas & Consumable Fuels - 6.6%
Chevron Corp.	34,497	3,553,191
Exxon Mobil Corp.	18,672	1,590,854
Marathon Petroleum Corp.	12,500	1,293,250
Phillips 66 Co.	15,400	1,218,448
Suncor Energy, Inc. (d)	70,500	2,060,691
Woodside Petroleum Ltd.	22,580	632,363
		10,348,797
TOTAL ENERGY		11,885,835
FINANCIALS - 28.9%
Banks - 10.9%
JPMorgan Chase & Co.	96,852	6,370,926
Regions Financial Corp.	110,500	1,114,945
SunTrust Banks, Inc.	29,500	1,259,060
U.S. Bancorp	69,966	3,016,234
Wells Fargo & Co.	93,032	5,206,071
		16,967,236
Capital Markets - 2.8%
Fortress Investment Group LLC	207,300	1,623,159
GP Investments Ltd. Class A (depositary receipt) (a)	246,400	494,919
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
MLP AG	45,888	$ 209,558
The Blackstone Group LP	45,400	1,988,520
		4,316,156
Consumer Finance - 3.0%
American Express Co.	10,100	805,172
Capital One Financial Corp.	28,818	2,408,032
Discover Financial Services	26,100	1,520,847
		4,734,051
Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc. Class B (a)	31,869	4,557,267
Insurance - 5.4%
ACE Ltd.	14,500	1,543,960
Allied World Assurance Co.	23,500	998,515
Allstate Corp.	22,500	1,514,700
FNF Group	31,180	1,183,593
FNFV Group (a)	41,292	634,245
Prudential PLC	34,419	857,706
The Travelers Companies, Inc.	17,687	1,788,509
		8,521,228
Real Estate Investment Trusts - 3.9%
American Capital Agency Corp.	97,201	2,027,613
Annaly Capital Management, Inc.	200,405	2,092,228
MFA Financial, Inc.	258,136	2,049,600
		6,169,441
TOTAL FINANCIALS		45,265,379
HEALTH CARE - 14.2%
Biotechnology - 1.0%
Amgen, Inc.	9,800	1,531,348
Health Care Equipment & Supplies - 2.2%
Medtronic PLC	46,429	3,543,461
Health Care Providers & Services - 2.9%
Cigna Corp.	18,362	2,585,920
Express Scripts Holding Co. (a)	22,199	1,934,421
		4,520,341
Pharmaceuticals - 8.1%
GlaxoSmithKline PLC sponsored ADR	26,724	1,185,744
Johnson & Johnson	48,592	4,866,003
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Mylan N.V.	24,005	$ 1,743,483
Sanofi SA sponsored ADR	36,000	1,778,760
Teva Pharmaceutical Industries Ltd. sponsored ADR	51,232	3,079,043
		12,653,033
TOTAL HEALTH CARE		22,248,183
INDUSTRIALS - 7.7%
Aerospace & Defense - 1.4%
United Technologies Corp.	19,100	2,237,947
Electrical Equipment - 1.0%
Babcock & Wilcox Co.	44,800	1,491,392
Industrial Conglomerates - 2.5%
General Electric Co.	142,700	3,891,429
Machinery - 2.6%
Deere & Co.	29,510	2,764,497
Global Brass & Copper Holdings, Inc.	22,951	395,446
Valmont Industries, Inc. (d)	7,700	958,265
		4,118,208
Professional Services - 0.2%
VSE Corp.	4,500	280,935
TOTAL INDUSTRIALS		12,019,911
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 3.2%
Cisco Systems, Inc.	92,482	2,710,647
Harris Corp.	28,700	2,273,614
		4,984,261
Electronic Equipment & Components - 1.1%
Keysight Technologies, Inc. (a)	20,700	680,202
TE Connectivity Ltd.	15,298	1,055,562
		1,735,764
Internet Software & Services - 1.6%
Google, Inc. Class A (a)	4,700	2,563,004
IT Services - 2.6%
Fiserv, Inc. (a)	11,500	921,725
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	11,440	$ 1,940,796
The Western Union Co.	53,200	1,167,740
		4,030,261
Software - 3.7%
Microsoft Corp.	65,500	3,069,330
Oracle Corp.	62,987	2,739,305
		5,808,635
Technology Hardware, Storage & Peripherals - 3.4%
EMC Corp.	68,800	1,812,192
Hewlett-Packard Co.	43,539	1,454,203
Samsung Electronics Co. Ltd.	1,744	2,045,964
		5,312,359
TOTAL INFORMATION TECHNOLOGY		24,434,284
MATERIALS - 2.8%
Chemicals - 2.3%
Agrium, Inc.	14,600	1,516,705
CF Industries Holdings, Inc.	6,555	2,070,593
		3,587,298
Paper & Forest Products - 0.5%
Schweitzer-Mauduit International, Inc.	17,600	710,336
TOTAL MATERIALS		4,297,634
UTILITIES - 2.3%
Electric Utilities - 1.9%
American Electric Power Co., Inc.	20,900	1,176,461
Edison International	10,893	662,403
Xcel Energy, Inc.	30,100	1,024,905
		2,863,769
Multi-Utilities - 0.4%
CMS Energy Corp.	18,900	645,246
TOTAL UTILITIES		3,509,015
TOTAL COMMON STOCKS (Cost $135,601,497)		148,223,506
Money Market Funds - 8.0%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	9,613,449	$ 9,613,449
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	3,010,500	3,010,500
TOTAL MONEY MARKET FUNDS (Cost $12,623,949)		12,623,949
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $148,225,446)		160,847,455
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(4,451,943)
NET ASSETS - 100%		$ 156,395,512
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,417
Fidelity Securities Lending Cash Central Fund	6,075
Total	$ 11,492
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 18,519,178	$ 18,519,178	$ -	$ -
Consumer Staples	6,044,087	5,215,900	828,187	-
Energy	11,885,835	11,885,835	-	-
Financials	45,265,379	44,407,673	857,706	-
Health Care	22,248,183	22,248,183	-	-
Industrials	12,019,911	12,019,911	-	-
Information Technology	24,434,284	24,434,284	-	-
Materials	4,297,634	4,297,634	-	-
Utilities	3,509,015	3,509,015	-	-
Money Market Funds	12,623,949	12,623,949	-	-
Total Investments in Securities:	$ 160,847,455	$ 159,161,562	$ 1,685,893	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.0%
Ireland	2.8%
Canada	2.7%
United Kingdom	2.3%
Switzerland	2.3%
Israel	2.0%
Korea (South)	1.8%
France	1.1%
Netherlands	1.1%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,872,269) - See accompanying schedule: Unaffiliated issuers (cost $135,601,497)	$ 148,223,506
Fidelity Central Funds (cost $12,623,949)	12,623,949
Total Investments (cost $148,225,446)		$ 160,847,455
Foreign currency held at value (cost $1,636)		1,636
Receivable for investments sold		14,674
Receivable for fund shares sold		169,092
Dividends receivable		410,858
Distributions receivable from Fidelity Central Funds		3,216
Prepaid expenses		37
Other receivables		568
Total assets		161,447,536

Liabilities
Payable for investments purchased	$ 1,639,317
Payable for fund shares redeemed	194,581
Accrued management fee	87,495
Distribution and service plan fees payable	56,068
Other affiliated payables	31,459
Other payables and accrued expenses	32,604
Collateral on securities loaned, at value	3,010,500
Total liabilities		5,052,024

Net Assets		$ 156,395,512
Net Assets consist of:
Paid in capital		$ 141,403,846
Undistributed net investment income		1,862,165
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		507,700
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,621,801
Net Assets		$ 156,395,512

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($68,410,915 ÷ 4,185,681 shares)	$ 16.34

Maximum offering price per share (100/94.25 of $16.34)	$ 17.34
Class T: Net Asset Value and redemption price per share ($39,370,354 ÷ 2,411,507 shares)	$ 16.33

Maximum offering price per share (100/96.50 of $16.33)	$ 16.92
Class B: Net Asset Value and offering price per share ($2,627,550 ÷ 161,956 shares)A	$ 16.22

Class C: Net Asset Value and offering price per share ($27,938,253 ÷ 1,746,510 shares)A	$ 16.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($18,048,440 ÷ 1,087,402 shares)	$ 16.60

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 2,490,022
Special dividends		453,156
Income from Fidelity Central Funds		11,492
Total income		2,954,670

Expenses
Management fee Basic fee	$ 354,595
Performance adjustment	47,922
Transfer agent fees	147,100
Distribution and service plan fees	292,350
Accounting and security lending fees	25,302
Custodian fees and expenses	6,499
Independent trustees' compensation	254
Registration fees	63,428
Audit	30,962
Legal	171
Miscellaneous	342
Total expenses before reductions	968,925
Expense reductions	(34,743)	934,182
Net investment income (loss)		2,020,488
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,200,192
Foreign currency transactions	3,143
Total net realized gain (loss)		4,203,335
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,150,797)
Assets and liabilities in foreign currencies	(223)
Total change in net unrealized appreciation (depreciation)		(2,151,020)
Net gain (loss)		2,052,315
Net increase (decrease) in net assets resulting from operations		$ 4,072,803

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,020,488	$ 904,007
Net realized gain (loss)	4,203,335	15,072,334
Change in net unrealized appreciation (depreciation)	(2,151,020)	(1,986,549)
Net increase (decrease) in net assets resulting from operations	4,072,803	13,989,792
Distributions to shareholders from net investment income	(1,112,123)	(521,742)
Share transactions - net increase (decrease)	44,875,998	9,971,359
Total increase (decrease) in net assets	47,836,678	23,439,409

Net Assets
Beginning of period	108,558,834	85,119,425
End of period (including undistributed net investment income of $1,862,165 and undistributed net investment income of $953,800, respectively)	$ 156,395,512	$ 108,558,834

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.00	$ 13.93	$ 10.60	$ 9.09	$ 8.85	$ 8.07
Income from Investment Operations
Net investment income (loss) E	.27H	.17	.13	.12	.06	.07I
Net realized and unrealized gain (loss)	.26	2.01	3.33	1.44	.27	.77
Total from investment operations	.53	2.18	3.46	1.56	.33	.84
Distributions from net investment income	(.19)	(.11)	(.13)	(.05)	(.09)	(.06)
Net asset value, end of period	$ 16.34	$ 16.00	$ 13.93	$ 10.60	$ 9.09	$ 8.85
Total ReturnB, C, D	3.40%	15.79%	33.09%	17.27%	3.72%	10.42%
Ratios to Average Net Assets F, J
Expenses before reductions	1.29%A	1.23%	1.22%	1.30%	1.27%	1.28%
Expenses net of fee waivers, if any	1.25%A	1.23%	1.22%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.25%A	1.23%	1.20%	1.25%	1.25%	1.25%
Net investment income (loss)	3.33%A,H	1.15%	1.07%	1.20%	.59%	.83%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 68,411	$ 50,957	$ 39,538	$ 29,282	$ 27,910	$ 34,244
Portfolio turnover rateG	41% A	68%	68%	77%	65%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.63%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.96	$ 13.90	$ 10.57	$ 9.06	$ 8.81	$ 8.04
Income from Investment Operations
Net investment income (loss) E	.25H	.13	.10	.09	.03	.05I
Net realized and unrealized gain (loss)	.27	2.01	3.34	1.44	.28	.76
Total from investment operations	.52	2.14	3.44	1.53	.31	.81
Distributions from net investment income	(.15)	(.08)	(.11)	(.02)	(.06)	(.04)
Net asset value, end of period	$ 16.33	$ 15.96	$ 13.90	$ 10.57	$ 9.06	$ 8.81
Total ReturnB, C, D	3.30%	15.46%	32.82%	16.94%	3.53%	10.06%
Ratios to Average Net Assets F, J
Expenses before reductions	1.56%A	1.49%	1.48%	1.55%	1.53%	1.54%
Expenses net of fee waivers, if any	1.50%A	1.49%	1.48%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.50%A	1.49%	1.46%	1.50%	1.50%	1.49%
Net investment income (loss)	3.08%A,H	.88%	.81%	.95%	.34%	.58%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,370	$ 31,087	$ 27,241	$ 21,212	$ 21,319	$ 25,208
Portfolio turnover rateG	41% A	68%	68%	77%	65%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.38%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.81	$ 13.76	$ 10.45	$ 8.98	$ 8.73	$ 7.96
Income from Investment Operations
Net investment income (loss) E	.21H	.06	.04	.04	(.01)	.01I
Net realized and unrealized gain (loss)	.26	1.99	3.31	1.43	.27	.76
Total from investment operations	.47	2.05	3.35	1.47	.26	.77
Distributions from net investment income	(.06)	-	(.04)	-	(.01)	-
Net asset value, end of period	$ 16.22	$ 15.81	$ 13.76	$ 10.45	$ 8.98	$ 8.73
Total ReturnB, C, D	2.98%	14.90%	32.13%	16.37%	2.96%	9.67%
Ratios to Average Net Assets F, J
Expenses before reductions	2.12%A	2.04%	1.99%	2.06%	2.02%	2.03%
Expenses net of fee waivers, if any	2.00%A	2.00%	1.99%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%A	1.99%	1.97%	2.00%	2.00%	1.99%
Net investment income (loss)	2.58%A,H	.38%	.30%	.45%	(.16)%	.08%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,628	$ 2,738	$ 2,886	$ 2,981	$ 3,884	$ 5,478
Portfolio turnover rateG	41% A	68%	68%	77%	65%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.88%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.63	$ 13.63	$ 10.37	$ 8.91	$ 8.67	$ 7.91
Income from Investment Operations
Net investment income (loss) E	.20H	.06	.04	.04	(.01)	.01I
Net realized and unrealized gain (loss)	.27	1.97	3.28	1.42	.27	.75
Total from investment operations	.47	2.03	3.32	1.46	.26	.76
Distributions from net investment income	(.10)	(.03)	(.06)	-	(.02)	- K
Net asset value, end of period	$ 16.00	$ 15.63	$ 13.63	$ 10.37	$ 8.91	$ 8.67
Total ReturnB, C, D	3.02%	14.90%	32.16%	16.39%	2.95%	9.64%
Ratios to Average Net Assets F, J
Expenses before reductions	2.06%A	2.00%	1.97%	2.05%	2.02%	2.03%
Expenses net of fee waivers, if any	2.00%A	2.00%	1.97%	2.00%	2.00%	2.00%
Expenses net of all reductions	2.00%A	1.99%	1.96%	2.00%	2.00%	1.99%
Net investment income (loss)	2.58%A,H	.38%	.32%	.45%	(.16)%	.08%I
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,938	$ 18,614	$ 12,329	$ 8,785	$ 8,922	$ 10,265
Portfolio turnover rateG	41% A	68%	68%	77%	65%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.88%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.27	$ 14.16	$ 10.75	$ 9.22	$ 8.97	$ 8.18
Income from Investment Operations
Net investment income (loss) D	.29G	.22	.17	.15	.08	.09H
Net realized and unrealized gain (loss)	.28	2.04	3.39	1.45	.29	.78
Total from investment operations	.57	2.26	3.56	1.60	.37	.87
Distributions from net investment income	(.24)	(.15)	(.15)	(.07)	(.12)	(.08)
Net asset value, end of period	$ 16.60	$ 16.27	$ 14.16	$ 10.75	$ 9.22	$ 8.97
Total ReturnB, C	3.58%	16.16%	33.61%	17.49%	4.05%	10.65%
Ratios to Average Net Assets E, I
Expenses before reductions	.99%A	.91%	.89%	.96%	1.01%	1.03%
Expenses net of fee waivers, if any	.99%A	.91%	.89%	.96%	1.00%	1.00%
Expenses net of all reductions	.99%A	.91%	.87%	.96%	1.00%	1.00%
Net investment income (loss)	3.59%A,G	1.46%	1.40%	1.49%	.84%	1.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,048	$ 5,162	$ 3,126	$ 2,123	$ 3,381	$ 6,617
Portfolio turnover rateF	41% A	68%	68%	77%	65%	103%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.89%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Equity Value Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures transactions, market discount, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,463,506
Gross unrealized depreciation	(5,197,667)
Net unrealized appreciation (depreciation) on securities	$ 12,265,839

Tax cost	$ 148,581,616

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (3,374,289)

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $65,774,007 and $25,517,566, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .62% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 71,000	$ 1,707
Class T	.25%	.25%	83,614	784
Class B	.75%	.25%	12,936	9,738
Class C	.75%	.25%	124,800	24,241
			$ 292,350	$ 36,470

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21,100
Class T	4,666
Class B*	124
Class C*	2,338
$ 28,228

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 64,008.23
Class T	40,096.24
Class B	3,909.30
Class C	29,581.24
Institutional Class	9,506.17
	$ 147,100

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate

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5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $521 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $91 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

security lending income during the period amounted to $6,075. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 13,192
Class T	1.50%	10,189
Class B	2.00%	1,562
Class C	2.00%	8,306
		$ 33,249

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,494 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 615,978	$ 313,844
Class T	290,749	150,475
Class B	10,041	-
Class C	117,971	23,680
Institutional Class	77,384	33,743
Total	$ 1,112,123	$ 521,742

Semiannual Report

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	1,325,627	970,744	$ 21,577,647	$ 14,424,123
Reinvestment of distributions	38,605	21,597	595,591	293,073
Shares redeemed	(362,909)	(645,902)	(5,839,864)	(9,642,824)
Net increase (decrease)	1,001,323	346,439	$ 16,333,374	$ 5,074,372
Class T
Shares sold	650,817	455,273	$ 10,627,375	$ 6,703,728
Reinvestment of distributions	18,532	10,805	286,169	146,522
Shares redeemed	(205,717)	(478,458)	(3,317,116)	(7,047,321)
Net increase (decrease)	463,632	(12,380)	$ 7,596,428	$ (197,071)
Class B
Shares sold	32,485	32,366	$ 527,957	$ 476,104
Reinvestment of distributions	629	-	9,736	-
Shares redeemed	(44,359)	(68,915)	(709,669)	(1,011,558)
Net increase (decrease)	(11,245)	(36,549)	$ (171,976)	$ (535,454)
Class C
Shares sold	723,029	474,669	$ 11,225,706	$ 6,945,091
Reinvestment of distributions	7,049	1,582	107,103	21,115
Shares redeemed	(174,739)	(189,954)	(2,747,995)	(2,772,301)
Net increase (decrease)	555,339	286,297	$ 8,584,814	$ 4,193,905
Institutional Class
Shares sold	861,611	213,556	$ 14,035,645	$ 3,228,875
Reinvestment of distributions	4,819	2,352	75,344	32,366
Shares redeemed	(96,244)	(119,400)	(1,577,631)	(1,825,634)
Net increase (decrease)	770,186	96,508	$ 12,533,358	$ 1,435,607

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEVI-USAN-0715
1.786788.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth & Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	.99%
Actual		$ 1,000.00	$ 1,026.10	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 4.99
Class T	1.24%
Actual		$ 1,000.00	$ 1,024.90	$ 6.26
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.24
Class B	1.83%
Actual		$ 1,000.00	$ 1,021.70	$ 9.22
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Class C	1.74%
Actual		$ 1,000.00	$ 1,022.10	$ 8.77
HypotheticalA		$ 1,000.00	$ 1,016.26	$ 8.75
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,027.40	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.4	4.0
Apple, Inc.	3.7	3.9
General Electric Co.	3.4	3.2
Microsoft Corp.	3.0	3.2
Citigroup, Inc.	2.6	2.3
Bank of America Corp.	2.5	2.1
Target Corp.	2.2	2.3
Chevron Corp.	2.0	2.3
Comcast Corp. Class A (special) (non-vtg.)	1.9	1.9
Procter & Gamble Co.	1.8	2.1
	27.5
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	20.2
Information Technology	21.4	19.7
Industrials	12.8	12.9
Health Care	10.5	9.2
Consumer Discretionary	9.6	10.8
Asset Allocation (% of fund's net assets)
As of May 31, 2015 *		As of November 30, 2014 **
	Stocks 98.5%		Stocks 98.4%
	Convertible Securities 1.1%		Convertible Securities 1.0%
	Other Investments 0.0%†		Other Investments 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	11.9%	** Foreign investments	12.3%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.6%
Automobiles - 0.1%
Harley-Davidson, Inc.	15,500	$ 829
Diversified Consumer Services - 0.4%
H&R Block, Inc.	65,526	2,079
Hotels, Restaurants & Leisure - 1.3%
Domino's Pizza, Inc.	3,500	380
Interval Leisure Group, Inc.	17,200	448
Las Vegas Sands Corp.	31,700	1,611
Yum! Brands, Inc.	54,761	4,935
		7,374
Household Durables - 0.2%
Tupperware Brands Corp.	22,100	1,453
Leisure Products - 0.1%
Mattel, Inc.	29,100	751
Media - 4.1%
Comcast Corp. Class A (special) (non-vtg.)	191,629	11,114
Scripps Networks Interactive, Inc. Class A (e)	16,772	1,124
Sinclair Broadcast Group, Inc. Class A (e)	67,827	2,038
Time Warner, Inc.	83,318	7,039
Viacom, Inc. Class B (non-vtg.)	38,300	2,562
		23,877
Multiline Retail - 2.2%
Target Corp.	163,099	12,937
Specialty Retail - 1.2%
Lowe's Companies, Inc.	97,857	6,848
TOTAL CONSUMER DISCRETIONARY		56,148
CONSUMER STAPLES - 9.1%
Beverages - 3.0%
Diageo PLC	116,070	3,221
Molson Coors Brewing Co. Class B	8,600	631
PepsiCo, Inc.	35,243	3,398
SABMiller PLC	37,700	2,013
The Coca-Cola Co.	200,184	8,200
		17,463
Food & Staples Retailing - 1.1%
CVS Health Corp.	40,151	4,111
Walgreens Boots Alliance, Inc.	24,782	2,127
		6,238
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.8%
Procter & Gamble Co.	135,635	$ 10,632
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	11,100	970
Tobacco - 3.0%
British American Tobacco PLC sponsored ADR	64,076	7,094
Imperial Tobacco Group PLC	17,920	923
Lorillard, Inc.	20,225	1,466
Philip Morris International, Inc.	72,138	5,993
Reynolds American, Inc.	31,700	2,433
		17,909
TOTAL CONSUMER STAPLES		53,212
ENERGY - 8.8%
Energy Equipment & Services - 1.2%
Ensco PLC Class A	105,241	2,473
Oceaneering International, Inc.	49,000	2,489
Schlumberger Ltd.	21,634	1,964
		6,926
Oil, Gas & Consumable Fuels - 7.6%
Apache Corp.	57,841	3,461
Chevron Corp.	115,763	11,924
ConocoPhillips Co.	49,000	3,120
EQT Midstream Partners LP	10,400	870
Foresight Energy LP	15,700	220
Golar LNG Ltd.	43,000	2,043
Imperial Oil Ltd.	99,000	3,883
Kinder Morgan, Inc.	38,900	1,614
Legacy Reserves LP	67,000	673
Markwest Energy Partners LP	68,105	4,402
PrairieSky Royalty Ltd. (e)	36,600	983
Suncor Energy, Inc. (e)	270,790	7,915
The Williams Companies, Inc.	62,031	3,170
Williams Partners LP	8,220	459
		44,737
TOTAL ENERGY		51,663
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 22.3%
Banks - 14.8%
Bank of America Corp.	895,742	$ 14,780
Citigroup, Inc.	279,122	15,095
Comerica, Inc.	42,200	2,066
Commerce Bancshares, Inc.	15,400	687
Fifth Third Bancorp	57,100	1,156
First Republic Bank	4,800	291
FirstMerit Corp.	42,100	827
JPMorgan Chase & Co.	388,843	25,575
Lloyds Banking Group PLC	244,000	328
M&T Bank Corp.	14,100	1,704
PNC Financial Services Group, Inc.	35,416	3,389
Regions Financial Corp.	227,600	2,296
Standard Chartered PLC (United Kingdom)	218,054	3,486
SunTrust Banks, Inc.	129,335	5,520
U.S. Bancorp	124,230	5,356
UMB Financial Corp.	9,500	492
Wells Fargo & Co.	68,450	3,830
		86,878
Capital Markets - 5.3%
Carlyle Group LP	30,500	940
Charles Schwab Corp.	113,913	3,605
Greenhill & Co., Inc.	4,400	171
Invesco Ltd.	7,900	315
KKR & Co. LP	158,013	3,626
Morgan Stanley	101,130	3,863
Northern Trust Corp.	54,740	4,081
Oaktree Capital Group LLC Class A	18,000	986
State Street Corp.	119,070	9,279
The Blackstone Group LP	62,400	2,733
TPG Specialty Lending, Inc. (e)	79,500	1,441
		31,040
Diversified Financial Services - 0.1%
IntercontinentalExchange Group, Inc.	3,639	862
Insurance - 1.4%
Brown & Brown, Inc.	11,640	377
Marsh & McLennan Companies, Inc.	22,766	1,326
MetLife, Inc.	84,205	4,401
Principal Financial Group, Inc.	36,600	1,892
		7,996
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.4%
American Homes 4 Rent (f)	68,634	$ 1,146
First Potomac Realty Trust	13,272	134
Lamar Advertising Co. Class A	4,600	279
Sabra Health Care REIT, Inc.	9,900	262
WP Carey, Inc.	9,500	605
		2,426
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc. (e)	94,890	1,700
TOTAL FINANCIALS		130,902
HEALTH CARE - 9.6%
Biotechnology - 1.8%
Amgen, Inc.	42,192	6,593
Biogen, Inc. (a)	7,000	2,779
Intercept Pharmaceuticals, Inc. (a)	3,500	893
		10,265
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	32,426	1,576
Ansell Ltd. (a)	20,366	417
Medtronic PLC	38,942	2,972
St. Jude Medical, Inc.	11,800	870
Zimmer Holdings, Inc.	21,690	2,475
		8,310
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	15,700	1,384
Express Scripts Holding Co. (a)	12,400	1,081
McKesson Corp.	23,633	5,606
Patterson Companies, Inc.	28,100	1,344
		9,415
Pharmaceuticals - 4.8%
AbbVie, Inc.	13,600	906
Astellas Pharma, Inc.	57,700	837
GlaxoSmithKline PLC sponsored ADR	165,309	7,335
Johnson & Johnson	100,601	10,074
Novartis AG sponsored ADR	18,301	1,880
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	103,974	$ 6,249
Theravance, Inc. (e)	66,200	1,119
		28,400
TOTAL HEALTH CARE		56,390
INDUSTRIALS - 12.8%
Aerospace & Defense - 2.3%
Meggitt PLC	255,609	1,987
The Boeing Co.	51,294	7,208
United Technologies Corp.	35,731	4,187
		13,382
Air Freight & Logistics - 1.7%
FedEx Corp.	5,500	953
PostNL NV (a)	328,800	1,499
United Parcel Service, Inc. Class B	76,479	7,588
		10,040
Airlines - 0.2%
Copa Holdings SA Class A	14,100	1,203
Building Products - 0.2%
Lennox International, Inc.	9,500	1,070
Commercial Services & Supplies - 0.7%
ADT Corp. (e)	73,683	2,688
KAR Auction Services, Inc.	41,500	1,546
		4,234
Electrical Equipment - 0.8%
Emerson Electric Co.	42,100	2,539
Hubbell, Inc. Class B	19,912	2,151
		4,690
Industrial Conglomerates - 3.4%
General Electric Co.	726,093	19,801
Machinery - 0.9%
Deere & Co.	22,600	2,117
Donaldson Co., Inc.	18,000	642
IMI PLC	46,200	879
Joy Global, Inc.	7,800	304
Pentair PLC	8,600	551
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Valmont Industries, Inc.	3,400	$ 423
Xylem, Inc.	5,400	197
		5,113
Professional Services - 0.0%
Acacia Research Corp.	33,764	345
Road & Rail - 2.1%
CSX Corp.	164,133	5,594
J.B. Hunt Transport Services, Inc.	45,520	3,825
Kansas City Southern	15,205	1,376
Norfolk Southern Corp.	17,808	1,638
		12,433
Trading Companies & Distributors - 0.5%
Watsco, Inc.	23,464	2,955
TOTAL INDUSTRIALS		75,266
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 3.3%
Cisco Systems, Inc.	318,571	9,337
QUALCOMM, Inc.	143,313	9,986
		19,323
Internet Software & Services - 2.9%
Google, Inc.:
Class A (a)	14,458	7,884
Class C	12,693	6,754
Yahoo!, Inc. (a)	52,092	2,237
		16,875
IT Services - 5.7%
Cognizant Technology Solutions Corp. Class A (a)	34,720	2,247
Fidelity National Information Services, Inc.	18,038	1,131
IBM Corp.	37,900	6,430
Leidos Holdings, Inc.	4,100	174
MasterCard, Inc. Class A	73,490	6,780
Paychex, Inc.	141,209	6,977
The Western Union Co.	76,261	1,674
Unisys Corp. (a)	51,700	1,062
Visa, Inc. Class A	105,440	7,242
		33,717
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Corp. Class A	54,836	$ 3,117
Marvell Technology Group Ltd.	69,600	974
Maxim Integrated Products, Inc.	36,400	1,277
		5,368
Software - 3.8%
Microsoft Corp.	373,773	17,515
Oracle Corp.	111,084	4,831
		22,346
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	168,378	21,936
EMC Corp.	147,700	3,890
First Data Holdings, Inc. Class B (h)	400,570	1,967
		27,793
TOTAL INFORMATION TECHNOLOGY		125,422
MATERIALS - 3.5%
Chemicals - 3.0%
Airgas, Inc.	34,052	3,471
E.I. du Pont de Nemours & Co.	26,331	1,870
LyondellBasell Industries NV Class A	6,500	657
Methanex Corp.	9,200	511
Monsanto Co.	50,001	5,849
Potash Corp. of Saskatchewan, Inc.	47,700	1,501
Syngenta AG (Switzerland)	7,680	3,495
Tronox Ltd. Class A	24,251	409
		17,763
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	114,200	2,244
SunCoke Energy Partners LP	7,676	165
		2,409
Paper & Forest Products - 0.1%
Domtar Corp.	9,600	415
TOTAL MATERIALS		20,587
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
TDC A/S	43,500	$ 325
Verizon Communications, Inc.	165,409	8,178
		8,503
UTILITIES - 0.1%
Electric Utilities - 0.1%
Southern Co.	13,500	590
TOTAL COMMON STOCKS (Cost $446,043)		578,683
Convertible Preferred Stocks - 0.9%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (a)(h)	5,350	43
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
Alere, Inc. 3.00%	14,654	5,041
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,156)		5,084
Convertible Bonds - 0.2%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Tesla Motors, Inc. 1.25% 3/1/21		$ 270	259
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17		772	676
Peabody Energy Corp. 4.75% 12/15/41		590	148
			824
Convertible Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19 (f)		$ 400	$ 363
TOTAL CONVERTIBLE BONDS (Cost $1,813)			1,446
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $353)	EUR	230	272
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	1,521,884	1,522
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	16,097,780	16,098
TOTAL MONEY MARKET FUNDS (Cost $17,620)		17,620
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $469,985)		603,105
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(15,504)
NET ASSETS - 100%		$ 587,601
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,781,000 or 0.3% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,010,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 1,602
NJOY, Inc. Series D	2/14/14	$ 91
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	43
Total	$ 44
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,191	$ 56,148	$ -	$ 43
Consumer Staples	53,212	49,991	3,221	-
Energy	51,663	51,663	-	-
Financials	130,902	130,574	328	-
Health Care	61,431	60,594	837	-
Industrials	75,266	75,266	-	-
Information Technology	125,422	123,455	-	1,967
Materials	20,587	17,092	3,495	-
Telecommunication Services	8,503	8,503	-	-
Utilities	590	590	-	-
Corporate Bonds	1,446	-	1,446	-
Preferred Securities	272	-	272	-
Money Market Funds	17,620	17,620	-	-
Total Investments in Securities:	$ 603,105	$ 591,496	$ 9,599	$ 2,010
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.1%
United Kingdom	5.1%
Canada	2.5%
Israel	1.1%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,447) - See accompanying schedule: Unaffiliated issuers (cost $452,365)	$ 585,485
Fidelity Central Funds (cost $17,620)	17,620
Total Investments (cost $469,985)		$ 603,105
Receivable for investments sold		1,452
Receivable for fund shares sold		233
Dividends receivable		1,262
Interest receivable		19
Distributions receivable from Fidelity Central Funds		6
Other receivables		2
Total assets		606,079

Liabilities
Payable for investments purchased	$ 1,099
Payable for fund shares redeemed	681
Accrued management fee	221
Distribution and service plan fees payable	215
Other affiliated payables	123
Other payables and accrued expenses	41
Collateral on securities loaned, at value	16,098
Total liabilities		18,478

Net Assets		$ 587,601
Net Assets consist of:
Paid in capital		$ 432,797
Undistributed net investment income		3,842
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		17,846
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		133,116
Net Assets		$ 587,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($265,206 ÷ 9,710.2 shares)	$ 27.31

Maximum offering price per share (100/94.25 of $27.31)	$ 28.98
Class T: Net Asset Value and redemption price per share ($196,509 ÷ 7,195.4 shares)	$ 27.31

Maximum offering price per share (100/96.50 of $27.31)	$ 28.30
Class B: Net Asset Value and offering price per share ($6,434 ÷ 246.7 shares)A	$ 26.08

Class C: Net Asset Value and offering price per share ($85,171 ÷ 3,285.6 shares)A	$ 25.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,281 ÷ 1,233.9 shares)	$ 27.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 7,275
Interest		36
Income from Fidelity Central Funds		44
Total income		7,355

Expenses
Management fee	$ 1,342
Transfer agent fees	641
Distribution and service plan fees	1,314
Accounting and security lending fees	112
Custodian fees and expenses	26
Independent trustees' compensation	1
Registration fees	43
Audit	37
Legal	1
Interest	1
Miscellaneous	2
Total expenses before reductions	3,520
Expense reductions	(5)	3,515
Net investment income (loss)		3,840
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,146
Foreign currency transactions	4
Total net realized gain (loss)		20,150
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,117)
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		(9,113)
Net gain (loss)		11,037
Net increase (decrease) in net assets resulting from operations		$ 14,877

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,840	$ 7,556
Net realized gain (loss)	20,150	44,197
Change in net unrealized appreciation (depreciation)	(9,113)	20,295
Net increase (decrease) in net assets resulting from operations	14,877	72,048
Distributions to shareholders from net investment income	(6,678)	(1,555)
Distributions to shareholders from net realized gain	(40,365)	(4,023)
Total distributions	(47,043)	(5,578)
Share transactions - net increase (decrease)	5,984	(32,125)
Total increase (decrease) in net assets	(26,182)	34,345

Net Assets
Beginning of period	613,783	579,438
End of period (including undistributed net investment income of $3,842 and undistributed net investment income of $6,680, respectively)	$ 587,601	$ 613,783

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 28.95	$ 25.87	$ 19.67	$ 17.00	$ 16.05	$ 14.67
Income from Investment Operations
Net investment income (loss) E	.20	.40	.37	.33	.21	.04
Net realized and unrealized gain (loss)	.41	2.97	5.88	2.90	.78	1.41
Total from investment operations	.61	3.37	6.25	3.23	.99	1.45
Distributions from net investment income	(.36)	(.11)	(.05)	(.53)	(.04)	(.07)
Distributions from net realized gain	(1.88)	(.18)	-	(.03)	-	-
Total distributions	(2.25)I	(.29)	(.05)	(.56)	(.04)	(.07)
Net asset value, end of period	$ 27.31	$ 28.95	$ 25.87	$ 19.67	$ 17.00	$ 16.05
Total ReturnB, C, D	2.61%	13.20%	31.86%	19.20%	6.17%	9.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.99%A	1.01%	1.02%	1.05%	1.06%	1.05%
Expenses net of fee waivers, if any	.99%A	1.01%	1.02%	1.05%	1.06%	1.05%
Expenses net of all reductions	.99%A	1.01%	1.00%	1.04%	1.05%	1.05%
Net investment income (loss)	1.47%A	1.48%	1.61%	1.75%	1.22%	.26%
Supplemental Data
Net assets, end of period (in millions)	$ 265	$ 276	$ 255	$ 183	$ 170	$ 232
Portfolio turnover rateG	37% A	44%	48%	57%	123%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $2.25 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $1.883 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 28.91	$ 25.84	$ 19.68	$ 16.97	$ 16.02	$ 14.64
Income from Investment Operations
Net investment income (loss) E	.16	.33	.32	.29	.17	-I
Net realized and unrealized gain (loss)	.42	2.97	5.89	2.89	.78	1.41
Total from investment operations	.58	3.30	6.21	3.18	.95	1.41
Distributions from net investment income	(.29)	(.05)	(.05)	(.44)	-	(.03)
Distributions from net realized gain	(1.88)	(.18)	-	(.03)	-	-
Total distributions	(2.18)J	(.23)	(.05)	(.47)	-	(.03)
Net asset value, end of period	$ 27.31	$ 28.91	$ 25.84	$ 19.68	$ 16.97	$ 16.02
Total ReturnB, C, D	2.49%	12.91%	31.62%	18.93%	5.93%	9.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24%A	1.25%	1.25%	1.27%	1.29%	1.31%
Expenses net of fee waivers, if any	1.24%A	1.25%	1.25%	1.27%	1.29%	1.31%
Expenses net of all reductions	1.23%A	1.24%	1.23%	1.26%	1.28%	1.30%
Net investment income (loss)	1.22%A	1.24%	1.38%	1.53%	.99%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 197	$ 216	$ 214	$ 166	$ 158	$ 178
Portfolio turnover rateG	37% A	44%	48%	57%	123%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $2.18 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $1.883 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 27.58	$ 24.74	$ 18.95	$ 16.24	$ 15.41	$ 14.13
Income from Investment Operations
Net investment income (loss) E	.08	.17	.18	.18	.08	(.07)
Net realized and unrealized gain (loss)	.39	2.85	5.65	2.78	.75	1.35
Total from investment operations	.47	3.02	5.83	2.96	.83	1.28
Distributions from net investment income	(.09)	-	(.04)	(.22)	-	-
Distributions from net realized gain	(1.88)	(.18)	-	(.03)	-	-
Total distributions	(1.97)	(.18)	(.04)	(.25)	-	-
Net asset value, end of period	$ 26.08	$ 27.58	$ 24.74	$ 18.95	$ 16.24	$ 15.41
Total ReturnB, C, D	2.17%	12.30%	30.81%	18.31%	5.39%	9.06%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83%A	1.83%	1.81%	1.81%	1.81%	1.82%
Expenses net of fee waivers, if any	1.83%A	1.83%	1.81%	1.81%	1.81%	1.82%
Expenses net of all reductions	1.83%A	1.83%	1.80%	1.81%	1.80%	1.81%
Net investment income (loss)	.63%A	.65%	.82%	.99%	.47%	(.51)%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 8	$ 12	$ 11	$ 13	$ 19
Portfolio turnover rateG	37% A	44%	48%	57%	123%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 27.51	$ 24.66	$ 18.87	$ 16.23	$ 15.39	$ 14.12
Income from Investment Operations
Net investment income (loss) E	.09	.19	.19	.19	.08	(.07)
Net realized and unrealized gain (loss)	.39	2.84	5.64	2.77	.76	1.34
Total from investment operations	.48	3.03	5.83	2.96	.84	1.27
Distributions from net investment income	(.18)	-	(.04)	(.29)	-	-
Distributions from net realized gain	(1.88)	(.18)	-	(.03)	-	-
Total distributions	(2.07)I	(.18)	(.04)	(.32)	-	-
Net asset value, end of period	$ 25.92	$ 27.51	$ 24.66	$ 18.87	$ 16.23	$ 15.39
Total ReturnB, C, D	2.21%	12.38%	30.95%	18.33%	5.46%	8.99%
Ratios to Average Net Assets F, H
Expenses before reductions	1.74%A	1.74%	1.74%	1.76%	1.78%	1.80%
Expenses net of fee waivers, if any	1.74%A	1.74%	1.74%	1.76%	1.78%	1.80%
Expenses net of all reductions	1.73%A	1.74%	1.73%	1.76%	1.77%	1.80%
Net investment income (loss)	.72%A	.74%	.89%	1.04%	.50%	(.49)%
Supplemental Data
Net assets, end of period (in millions)	$ 85	$ 85	$ 74	$ 58	$ 53	$ 58
Portfolio turnover rateG	37% A	44%	48%	57%	123%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $2.07 per share is comprised of distributions from net investment income of $.183 and distributions from net realized gain of $1.883 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.47	$ 26.13	$ 19.79	$ 17.16	$ 16.19	$ 14.80
Income from Investment Operations
Net investment income (loss) D	.24	.49	.43	.40	.27	.09
Net realized and unrealized gain (loss)	.41	3.03	5.97	2.91	.79	1.41
Total from investment operations	.65	3.52	6.40	3.31	1.06	1.50
Distributions from net investment income	(.45)	-	(.06)	(.65)	(.09)	(.11)
Distributions from net realized gain	(1.88)	(.18)	-	(.03)	-	-
Total distributions	(2.34)H	(.18)	(.06)	(.68)	(.09)	(.11)
Net asset value, end of period	$ 27.78	$ 29.47	$ 26.13	$ 19.79	$ 17.16	$ 16.19
Total ReturnB, C	2.74%	13.56%	32.41%	19.59%	6.56%	10.23%
Ratios to Average Net Assets E, G
Expenses before reductions	.70%A	.70%	.70%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.70%A	.70%	.70%	.71%	.72%	.73%
Expenses net of all reductions	.70%A	.70%	.68%	.70%	.71%	.72%
Net investment income (loss)	1.76%A	1.78%	1.93%	2.09%	1.56%	.59%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 28	$ 24	$ 1,031	$ 1,017	$ 870
Portfolio turnover rateF	37% A	44%	48%	57%	123%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $2.34 per share is comprised of distributions from net investment income of $.454 and distributions from net realized gain of $1.883 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, equity-debt classifications, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 144,877
Gross unrealized depreciation	(15,177)
Net unrealized appreciation (depreciation) on securities	$ 129,700

Tax cost	$ 473,405

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $110,710 and $145,648, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 338	$ 8
Class T	.25%	.25%	519	7
Class B	.75%	.25%	38	28
Class C	.75%	.25%	419	40
			$ 1,314	$ 83

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 44
Class T	9
Class B*	1
Class C*	6
$ 60

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 294.22
Class T	220.21
Class B	12.31
Class C	89.21
Institutional Class	26.18
	$ 641

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,385.34%		$ 1

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to four hundred and seventy-three dollars and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $43, including four hundred and thirty-one dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 3,464	$ 1,111
Class T	2,191	444
Class B	27	-
Class C	567	-
Institutional Class	429	-
Total	$ 6,678	$ 1,555
From net realized gain
Class A	$ 18,027	$ 1,766
Class T	14,122	1,470
Class B	575	82
Class C	5,855	550
Institutional Class	1,786	155
Total	$ 40,365	$ 4,023

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	868	1,298	$ 23,179	$ 34,745
Reinvestment of distributions	778	102	19,973	2,583
Shares redeemed	(1,470)	(1,724)	(39,665)	(46,421)
Net increase (decrease)	176	(324)	$ 3,487	$ (9,093)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class T
Shares sold	278	589	$ 7,441	$ 15,822
Reinvestment of distributions	618	73	15,887	1,855
Shares redeemed	(1,184)	(1,477)	(31,884)	(39,516)
Net increase (decrease)	(288)	(815)	$ (8,556)	$ (21,839)
Class B
Shares sold	9	9	$ 214	$ 223
Reinvestment of distributions	23	3	570	76
Shares redeemed	(92)	(174)	(2,377)	(4,437)
Net increase (decrease)	(60)	(162)	$ (1,593)	$ (4,138)
Class C
Shares sold	280	544	$ 7,085	$ 13,842
Reinvestment of distributions	231	19	5,657	475
Shares redeemed	(324)	(478)	(8,167)	(12,168)
Net increase (decrease)	187	85	$ 4,575	$ 2,149
Institutional Class
Shares sold	338	389	$ 9,288	$ 10,703
Reinvestment of distributions	71	5	1,846	137
Shares redeemed	(114)	(375)	(3,063)	(10,044)
Net increase (decrease)	295	19	$ 8,071	$ 796

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGAI-USAN-0715
1.786791.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth & Income

Fund - Institutional Class

(To be renamed Class I
effective July 1, 2015)

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	.99%
Actual		$ 1,000.00	$ 1,026.10	$ 5.00
HypotheticalA		$ 1,000.00	$ 1,020.00	$ 4.99
Class T	1.24%
Actual		$ 1,000.00	$ 1,024.90	$ 6.26
HypotheticalA		$ 1,000.00	$ 1,018.75	$ 6.24
Class B	1.83%
Actual		$ 1,000.00	$ 1,021.70	$ 9.22
HypotheticalA		$ 1,000.00	$ 1,015.81	$ 9.20
Class C	1.74%
Actual		$ 1,000.00	$ 1,022.10	$ 8.77
HypotheticalA		$ 1,000.00	$ 1,016.26	$ 8.75
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,027.40	$ 3.54
HypotheticalA		$ 1,000.00	$ 1,021.44	$ 3.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.4	4.0
Apple, Inc.	3.7	3.9
General Electric Co.	3.4	3.2
Microsoft Corp.	3.0	3.2
Citigroup, Inc.	2.6	2.3
Bank of America Corp.	2.5	2.1
Target Corp.	2.2	2.3
Chevron Corp.	2.0	2.3
Comcast Corp. Class A (special) (non-vtg.)	1.9	1.9
Procter & Gamble Co.	1.8	2.1
	27.5
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.3	20.2
Information Technology	21.4	19.7
Industrials	12.8	12.9
Health Care	10.5	9.2
Consumer Discretionary	9.6	10.8
Asset Allocation (% of fund's net assets)
As of May 31, 2015 *		As of November 30, 2014 **
	Stocks 98.5%		Stocks 98.4%
	Convertible Securities 1.1%		Convertible Securities 1.0%
	Other Investments 0.0%†		Other Investments 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.6%
* Foreign investments	11.9%	** Foreign investments	12.3%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.6%
Automobiles - 0.1%
Harley-Davidson, Inc.	15,500	$ 829
Diversified Consumer Services - 0.4%
H&R Block, Inc.	65,526	2,079
Hotels, Restaurants & Leisure - 1.3%
Domino's Pizza, Inc.	3,500	380
Interval Leisure Group, Inc.	17,200	448
Las Vegas Sands Corp.	31,700	1,611
Yum! Brands, Inc.	54,761	4,935
		7,374
Household Durables - 0.2%
Tupperware Brands Corp.	22,100	1,453
Leisure Products - 0.1%
Mattel, Inc.	29,100	751
Media - 4.1%
Comcast Corp. Class A (special) (non-vtg.)	191,629	11,114
Scripps Networks Interactive, Inc. Class A (e)	16,772	1,124
Sinclair Broadcast Group, Inc. Class A (e)	67,827	2,038
Time Warner, Inc.	83,318	7,039
Viacom, Inc. Class B (non-vtg.)	38,300	2,562
		23,877
Multiline Retail - 2.2%
Target Corp.	163,099	12,937
Specialty Retail - 1.2%
Lowe's Companies, Inc.	97,857	6,848
TOTAL CONSUMER DISCRETIONARY		56,148
CONSUMER STAPLES - 9.1%
Beverages - 3.0%
Diageo PLC	116,070	3,221
Molson Coors Brewing Co. Class B	8,600	631
PepsiCo, Inc.	35,243	3,398
SABMiller PLC	37,700	2,013
The Coca-Cola Co.	200,184	8,200
		17,463
Food & Staples Retailing - 1.1%
CVS Health Corp.	40,151	4,111
Walgreens Boots Alliance, Inc.	24,782	2,127
		6,238
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.8%
Procter & Gamble Co.	135,635	$ 10,632
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	11,100	970
Tobacco - 3.0%
British American Tobacco PLC sponsored ADR	64,076	7,094
Imperial Tobacco Group PLC	17,920	923
Lorillard, Inc.	20,225	1,466
Philip Morris International, Inc.	72,138	5,993
Reynolds American, Inc.	31,700	2,433
		17,909
TOTAL CONSUMER STAPLES		53,212
ENERGY - 8.8%
Energy Equipment & Services - 1.2%
Ensco PLC Class A	105,241	2,473
Oceaneering International, Inc.	49,000	2,489
Schlumberger Ltd.	21,634	1,964
		6,926
Oil, Gas & Consumable Fuels - 7.6%
Apache Corp.	57,841	3,461
Chevron Corp.	115,763	11,924
ConocoPhillips Co.	49,000	3,120
EQT Midstream Partners LP	10,400	870
Foresight Energy LP	15,700	220
Golar LNG Ltd.	43,000	2,043
Imperial Oil Ltd.	99,000	3,883
Kinder Morgan, Inc.	38,900	1,614
Legacy Reserves LP	67,000	673
Markwest Energy Partners LP	68,105	4,402
PrairieSky Royalty Ltd. (e)	36,600	983
Suncor Energy, Inc. (e)	270,790	7,915
The Williams Companies, Inc.	62,031	3,170
Williams Partners LP	8,220	459
		44,737
TOTAL ENERGY		51,663
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 22.3%
Banks - 14.8%
Bank of America Corp.	895,742	$ 14,780
Citigroup, Inc.	279,122	15,095
Comerica, Inc.	42,200	2,066
Commerce Bancshares, Inc.	15,400	687
Fifth Third Bancorp	57,100	1,156
First Republic Bank	4,800	291
FirstMerit Corp.	42,100	827
JPMorgan Chase & Co.	388,843	25,575
Lloyds Banking Group PLC	244,000	328
M&T Bank Corp.	14,100	1,704
PNC Financial Services Group, Inc.	35,416	3,389
Regions Financial Corp.	227,600	2,296
Standard Chartered PLC (United Kingdom)	218,054	3,486
SunTrust Banks, Inc.	129,335	5,520
U.S. Bancorp	124,230	5,356
UMB Financial Corp.	9,500	492
Wells Fargo & Co.	68,450	3,830
		86,878
Capital Markets - 5.3%
Carlyle Group LP	30,500	940
Charles Schwab Corp.	113,913	3,605
Greenhill & Co., Inc.	4,400	171
Invesco Ltd.	7,900	315
KKR & Co. LP	158,013	3,626
Morgan Stanley	101,130	3,863
Northern Trust Corp.	54,740	4,081
Oaktree Capital Group LLC Class A	18,000	986
State Street Corp.	119,070	9,279
The Blackstone Group LP	62,400	2,733
TPG Specialty Lending, Inc. (e)	79,500	1,441
		31,040
Diversified Financial Services - 0.1%
IntercontinentalExchange Group, Inc.	3,639	862
Insurance - 1.4%
Brown & Brown, Inc.	11,640	377
Marsh & McLennan Companies, Inc.	22,766	1,326
MetLife, Inc.	84,205	4,401
Principal Financial Group, Inc.	36,600	1,892
		7,996
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.4%
American Homes 4 Rent (f)	68,634	$ 1,146
First Potomac Realty Trust	13,272	134
Lamar Advertising Co. Class A	4,600	279
Sabra Health Care REIT, Inc.	9,900	262
WP Carey, Inc.	9,500	605
		2,426
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc. (e)	94,890	1,700
TOTAL FINANCIALS		130,902
HEALTH CARE - 9.6%
Biotechnology - 1.8%
Amgen, Inc.	42,192	6,593
Biogen, Inc. (a)	7,000	2,779
Intercept Pharmaceuticals, Inc. (a)	3,500	893
		10,265
Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	32,426	1,576
Ansell Ltd. (a)	20,366	417
Medtronic PLC	38,942	2,972
St. Jude Medical, Inc.	11,800	870
Zimmer Holdings, Inc.	21,690	2,475
		8,310
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	15,700	1,384
Express Scripts Holding Co. (a)	12,400	1,081
McKesson Corp.	23,633	5,606
Patterson Companies, Inc.	28,100	1,344
		9,415
Pharmaceuticals - 4.8%
AbbVie, Inc.	13,600	906
Astellas Pharma, Inc.	57,700	837
GlaxoSmithKline PLC sponsored ADR	165,309	7,335
Johnson & Johnson	100,601	10,074
Novartis AG sponsored ADR	18,301	1,880
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	103,974	$ 6,249
Theravance, Inc. (e)	66,200	1,119
		28,400
TOTAL HEALTH CARE		56,390
INDUSTRIALS - 12.8%
Aerospace & Defense - 2.3%
Meggitt PLC	255,609	1,987
The Boeing Co.	51,294	7,208
United Technologies Corp.	35,731	4,187
		13,382
Air Freight & Logistics - 1.7%
FedEx Corp.	5,500	953
PostNL NV (a)	328,800	1,499
United Parcel Service, Inc. Class B	76,479	7,588
		10,040
Airlines - 0.2%
Copa Holdings SA Class A	14,100	1,203
Building Products - 0.2%
Lennox International, Inc.	9,500	1,070
Commercial Services & Supplies - 0.7%
ADT Corp. (e)	73,683	2,688
KAR Auction Services, Inc.	41,500	1,546
		4,234
Electrical Equipment - 0.8%
Emerson Electric Co.	42,100	2,539
Hubbell, Inc. Class B	19,912	2,151
		4,690
Industrial Conglomerates - 3.4%
General Electric Co.	726,093	19,801
Machinery - 0.9%
Deere & Co.	22,600	2,117
Donaldson Co., Inc.	18,000	642
IMI PLC	46,200	879
Joy Global, Inc.	7,800	304
Pentair PLC	8,600	551
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Valmont Industries, Inc.	3,400	$ 423
Xylem, Inc.	5,400	197
		5,113
Professional Services - 0.0%
Acacia Research Corp.	33,764	345
Road & Rail - 2.1%
CSX Corp.	164,133	5,594
J.B. Hunt Transport Services, Inc.	45,520	3,825
Kansas City Southern	15,205	1,376
Norfolk Southern Corp.	17,808	1,638
		12,433
Trading Companies & Distributors - 0.5%
Watsco, Inc.	23,464	2,955
TOTAL INDUSTRIALS		75,266
INFORMATION TECHNOLOGY - 21.3%
Communications Equipment - 3.3%
Cisco Systems, Inc.	318,571	9,337
QUALCOMM, Inc.	143,313	9,986
		19,323
Internet Software & Services - 2.9%
Google, Inc.:
Class A (a)	14,458	7,884
Class C	12,693	6,754
Yahoo!, Inc. (a)	52,092	2,237
		16,875
IT Services - 5.7%
Cognizant Technology Solutions Corp. Class A (a)	34,720	2,247
Fidelity National Information Services, Inc.	18,038	1,131
IBM Corp.	37,900	6,430
Leidos Holdings, Inc.	4,100	174
MasterCard, Inc. Class A	73,490	6,780
Paychex, Inc.	141,209	6,977
The Western Union Co.	76,261	1,674
Unisys Corp. (a)	51,700	1,062
Visa, Inc. Class A	105,440	7,242
		33,717
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Corp. Class A	54,836	$ 3,117
Marvell Technology Group Ltd.	69,600	974
Maxim Integrated Products, Inc.	36,400	1,277
		5,368
Software - 3.8%
Microsoft Corp.	373,773	17,515
Oracle Corp.	111,084	4,831
		22,346
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	168,378	21,936
EMC Corp.	147,700	3,890
First Data Holdings, Inc. Class B (h)	400,570	1,967
		27,793
TOTAL INFORMATION TECHNOLOGY		125,422
MATERIALS - 3.5%
Chemicals - 3.0%
Airgas, Inc.	34,052	3,471
E.I. du Pont de Nemours & Co.	26,331	1,870
LyondellBasell Industries NV Class A	6,500	657
Methanex Corp.	9,200	511
Monsanto Co.	50,001	5,849
Potash Corp. of Saskatchewan, Inc.	47,700	1,501
Syngenta AG (Switzerland)	7,680	3,495
Tronox Ltd. Class A	24,251	409
		17,763
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	114,200	2,244
SunCoke Energy Partners LP	7,676	165
		2,409
Paper & Forest Products - 0.1%
Domtar Corp.	9,600	415
TOTAL MATERIALS		20,587
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
TDC A/S	43,500	$ 325
Verizon Communications, Inc.	165,409	8,178
		8,503
UTILITIES - 0.1%
Electric Utilities - 0.1%
Southern Co.	13,500	590
TOTAL COMMON STOCKS (Cost $446,043)		578,683
Convertible Preferred Stocks - 0.9%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (a)(h)	5,350	43
HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
Alere, Inc. 3.00%	14,654	5,041
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,156)		5,084
Convertible Bonds - 0.2%
		Principal Amount (000s)(d)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Tesla Motors, Inc. 1.25% 3/1/21		$ 270	259
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17		772	676
Peabody Energy Corp. 4.75% 12/15/41		590	148
			824
Convertible Bonds - continued
		Principal Amount (000s)(d)	Value (000s)
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 9/15/19 (f)		$ 400	$ 363
TOTAL CONVERTIBLE BONDS (Cost $1,813)			1,446
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $353)	EUR	230	272
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	1,521,884	1,522
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	16,097,780	16,098
TOTAL MONEY MARKET FUNDS (Cost $17,620)		17,620
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $469,985)		603,105
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(15,504)
NET ASSETS - 100%		$ 587,601
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,781,000 or 0.3% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,010,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 1,602
NJOY, Inc. Series D	2/14/14	$ 91
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	43
Total	$ 44
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 56,191	$ 56,148	$ -	$ 43
Consumer Staples	53,212	49,991	3,221	-
Energy	51,663	51,663	-	-
Financials	130,902	130,574	328	-
Health Care	61,431	60,594	837	-
Industrials	75,266	75,266	-	-
Information Technology	125,422	123,455	-	1,967
Materials	20,587	17,092	3,495	-
Telecommunication Services	8,503	8,503	-	-
Utilities	590	590	-	-
Corporate Bonds	1,446	-	1,446	-
Preferred Securities	272	-	272	-
Money Market Funds	17,620	17,620	-	-
Total Investments in Securities:	$ 603,105	$ 591,496	$ 9,599	$ 2,010
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.1%
United Kingdom	5.1%
Canada	2.5%
Israel	1.1%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $15,447) - See accompanying schedule: Unaffiliated issuers (cost $452,365)	$ 585,485
Fidelity Central Funds (cost $17,620)	17,620
Total Investments (cost $469,985)		$ 603,105
Receivable for investments sold		1,452
Receivable for fund shares sold		233
Dividends receivable		1,262
Interest receivable		19
Distributions receivable from Fidelity Central Funds		6
Other receivables		2
Total assets		606,079

Liabilities
Payable for investments purchased	$ 1,099
Payable for fund shares redeemed	681
Accrued management fee	221
Distribution and service plan fees payable	215
Other affiliated payables	123
Other payables and accrued expenses	41
Collateral on securities loaned, at value	16,098
Total liabilities		18,478

Net Assets		$ 587,601
Net Assets consist of:
Paid in capital		$ 432,797
Undistributed net investment income		3,842
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		17,846
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		133,116
Net Assets		$ 587,601

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($265,206 ÷ 9,710.2 shares)	$ 27.31

Maximum offering price per share (100/94.25 of $27.31)	$ 28.98
Class T: Net Asset Value and redemption price per share ($196,509 ÷ 7,195.4 shares)	$ 27.31

Maximum offering price per share (100/96.50 of $27.31)	$ 28.30
Class B: Net Asset Value and offering price per share ($6,434 ÷ 246.7 shares)A	$ 26.08

Class C: Net Asset Value and offering price per share ($85,171 ÷ 3,285.6 shares)A	$ 25.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($34,281 ÷ 1,233.9 shares)	$ 27.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 7,275
Interest		36
Income from Fidelity Central Funds		44
Total income		7,355

Expenses
Management fee	$ 1,342
Transfer agent fees	641
Distribution and service plan fees	1,314
Accounting and security lending fees	112
Custodian fees and expenses	26
Independent trustees' compensation	1
Registration fees	43
Audit	37
Legal	1
Interest	1
Miscellaneous	2
Total expenses before reductions	3,520
Expense reductions	(5)	3,515
Net investment income (loss)		3,840
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	20,146
Foreign currency transactions	4
Total net realized gain (loss)		20,150
Change in net unrealized appreciation (depreciation) on: Investment securities	(9,117)
Assets and liabilities in foreign currencies	4
Total change in net unrealized appreciation (depreciation)		(9,113)
Net gain (loss)		11,037
Net increase (decrease) in net assets resulting from operations		$ 14,877

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,840	$ 7,556
Net realized gain (loss)	20,150	44,197
Change in net unrealized appreciation (depreciation)	(9,113)	20,295
Net increase (decrease) in net assets resulting from operations	14,877	72,048
Distributions to shareholders from net investment income	(6,678)	(1,555)
Distributions to shareholders from net realized gain	(40,365)	(4,023)
Total distributions	(47,043)	(5,578)
Share transactions - net increase (decrease)	5,984	(32,125)
Total increase (decrease) in net assets	(26,182)	34,345

Net Assets
Beginning of period	613,783	579,438
End of period (including undistributed net investment income of $3,842 and undistributed net investment income of $6,680, respectively)	$ 587,601	$ 613,783

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 28.95	$ 25.87	$ 19.67	$ 17.00	$ 16.05	$ 14.67
Income from Investment Operations
Net investment income (loss) E	.20	.40	.37	.33	.21	.04
Net realized and unrealized gain (loss)	.41	2.97	5.88	2.90	.78	1.41
Total from investment operations	.61	3.37	6.25	3.23	.99	1.45
Distributions from net investment income	(.36)	(.11)	(.05)	(.53)	(.04)	(.07)
Distributions from net realized gain	(1.88)	(.18)	-	(.03)	-	-
Total distributions	(2.25)I	(.29)	(.05)	(.56)	(.04)	(.07)
Net asset value, end of period	$ 27.31	$ 28.95	$ 25.87	$ 19.67	$ 17.00	$ 16.05
Total ReturnB, C, D	2.61%	13.20%	31.86%	19.20%	6.17%	9.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.99%A	1.01%	1.02%	1.05%	1.06%	1.05%
Expenses net of fee waivers, if any	.99%A	1.01%	1.02%	1.05%	1.06%	1.05%
Expenses net of all reductions	.99%A	1.01%	1.00%	1.04%	1.05%	1.05%
Net investment income (loss)	1.47%A	1.48%	1.61%	1.75%	1.22%	.26%
Supplemental Data
Net assets, end of period (in millions)	$ 265	$ 276	$ 255	$ 183	$ 170	$ 232
Portfolio turnover rateG	37% A	44%	48%	57%	123%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $2.25 per share is comprised of distributions from net investment income of $.363 and distributions from net realized gain of $1.883 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 28.91	$ 25.84	$ 19.68	$ 16.97	$ 16.02	$ 14.64
Income from Investment Operations
Net investment income (loss) E	.16	.33	.32	.29	.17	-I
Net realized and unrealized gain (loss)	.42	2.97	5.89	2.89	.78	1.41
Total from investment operations	.58	3.30	6.21	3.18	.95	1.41
Distributions from net investment income	(.29)	(.05)	(.05)	(.44)	-	(.03)
Distributions from net realized gain	(1.88)	(.18)	-	(.03)	-	-
Total distributions	(2.18)J	(.23)	(.05)	(.47)	-	(.03)
Net asset value, end of period	$ 27.31	$ 28.91	$ 25.84	$ 19.68	$ 16.97	$ 16.02
Total ReturnB, C, D	2.49%	12.91%	31.62%	18.93%	5.93%	9.63%
Ratios to Average Net Assets F, H
Expenses before reductions	1.24%A	1.25%	1.25%	1.27%	1.29%	1.31%
Expenses net of fee waivers, if any	1.24%A	1.25%	1.25%	1.27%	1.29%	1.31%
Expenses net of all reductions	1.23%A	1.24%	1.23%	1.26%	1.28%	1.30%
Net investment income (loss)	1.22%A	1.24%	1.38%	1.53%	.99%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 197	$ 216	$ 214	$ 166	$ 158	$ 178
Portfolio turnover rateG	37% A	44%	48%	57%	123%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $2.18 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $1.883 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 27.58	$ 24.74	$ 18.95	$ 16.24	$ 15.41	$ 14.13
Income from Investment Operations
Net investment income (loss) E	.08	.17	.18	.18	.08	(.07)
Net realized and unrealized gain (loss)	.39	2.85	5.65	2.78	.75	1.35
Total from investment operations	.47	3.02	5.83	2.96	.83	1.28
Distributions from net investment income	(.09)	-	(.04)	(.22)	-	-
Distributions from net realized gain	(1.88)	(.18)	-	(.03)	-	-
Total distributions	(1.97)	(.18)	(.04)	(.25)	-	-
Net asset value, end of period	$ 26.08	$ 27.58	$ 24.74	$ 18.95	$ 16.24	$ 15.41
Total ReturnB, C, D	2.17%	12.30%	30.81%	18.31%	5.39%	9.06%
Ratios to Average Net Assets F, H
Expenses before reductions	1.83%A	1.83%	1.81%	1.81%	1.81%	1.82%
Expenses net of fee waivers, if any	1.83%A	1.83%	1.81%	1.81%	1.81%	1.82%
Expenses net of all reductions	1.83%A	1.83%	1.80%	1.81%	1.80%	1.81%
Net investment income (loss)	.63%A	.65%	.82%	.99%	.47%	(.51)%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 8	$ 12	$ 11	$ 13	$ 19
Portfolio turnover rateG	37% A	44%	48%	57%	123%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 27.51	$ 24.66	$ 18.87	$ 16.23	$ 15.39	$ 14.12
Income from Investment Operations
Net investment income (loss) E	.09	.19	.19	.19	.08	(.07)
Net realized and unrealized gain (loss)	.39	2.84	5.64	2.77	.76	1.34
Total from investment operations	.48	3.03	5.83	2.96	.84	1.27
Distributions from net investment income	(.18)	-	(.04)	(.29)	-	-
Distributions from net realized gain	(1.88)	(.18)	-	(.03)	-	-
Total distributions	(2.07)I	(.18)	(.04)	(.32)	-	-
Net asset value, end of period	$ 25.92	$ 27.51	$ 24.66	$ 18.87	$ 16.23	$ 15.39
Total ReturnB, C, D	2.21%	12.38%	30.95%	18.33%	5.46%	8.99%
Ratios to Average Net Assets F, H
Expenses before reductions	1.74%A	1.74%	1.74%	1.76%	1.78%	1.80%
Expenses net of fee waivers, if any	1.74%A	1.74%	1.74%	1.76%	1.78%	1.80%
Expenses net of all reductions	1.73%A	1.74%	1.73%	1.76%	1.77%	1.80%
Net investment income (loss)	.72%A	.74%	.89%	1.04%	.50%	(.49)%
Supplemental Data
Net assets, end of period (in millions)	$ 85	$ 85	$ 74	$ 58	$ 53	$ 58
Portfolio turnover rateG	37% A	44%	48%	57%	123%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $2.07 per share is comprised of distributions from net investment income of $.183 and distributions from net realized gain of $1.883 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.47	$ 26.13	$ 19.79	$ 17.16	$ 16.19	$ 14.80
Income from Investment Operations
Net investment income (loss) D	.24	.49	.43	.40	.27	.09
Net realized and unrealized gain (loss)	.41	3.03	5.97	2.91	.79	1.41
Total from investment operations	.65	3.52	6.40	3.31	1.06	1.50
Distributions from net investment income	(.45)	-	(.06)	(.65)	(.09)	(.11)
Distributions from net realized gain	(1.88)	(.18)	-	(.03)	-	-
Total distributions	(2.34)H	(.18)	(.06)	(.68)	(.09)	(.11)
Net asset value, end of period	$ 27.78	$ 29.47	$ 26.13	$ 19.79	$ 17.16	$ 16.19
Total ReturnB, C	2.74%	13.56%	32.41%	19.59%	6.56%	10.23%
Ratios to Average Net Assets E, G
Expenses before reductions	.70%A	.70%	.70%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.70%A	.70%	.70%	.71%	.72%	.73%
Expenses net of all reductions	.70%A	.70%	.68%	.70%	.71%	.72%
Net investment income (loss)	1.76%A	1.78%	1.93%	2.09%	1.56%	.59%
Supplemental Data
Net assets, end of period (in millions)	$ 34	$ 28	$ 24	$ 1,031	$ 1,017	$ 870
Portfolio turnover rateF	37% A	44%	48%	57%	123%	102%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $2.34 per share is comprised of distributions from net investment income of $.454 and distributions from net realized gain of $1.883 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Growth & Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, equity-debt classifications, certain conversion ratio adjustments, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 144,877
Gross unrealized depreciation	(15,177)
Net unrealized appreciation (depreciation) on securities	$ 129,700

Tax cost	$ 473,405

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $110,710 and $145,648, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 338	$ 8
Class T	.25%	.25%	519	7
Class B	.75%	.25%	38	28
Class C	.75%	.25%	419	40
			$ 1,314	$ 83

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 44
Class T	9
Class B*	1
Class C*	6
$ 60

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 294.22
Class T	220.21
Class B	12.31
Class C	89.21
Institutional Class	26.18
	$ 641

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $2 for the period.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,385.34%		$ 1

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to four hundred and seventy-three dollars and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $43, including four hundred and thirty-one dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 3,464	$ 1,111
Class T	2,191	444
Class B	27	-
Class C	567	-
Institutional Class	429	-
Total	$ 6,678	$ 1,555
From net realized gain
Class A	$ 18,027	$ 1,766
Class T	14,122	1,470
Class B	575	82
Class C	5,855	550
Institutional Class	1,786	155
Total	$ 40,365	$ 4,023

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	868	1,298	$ 23,179	$ 34,745
Reinvestment of distributions	778	102	19,973	2,583
Shares redeemed	(1,470)	(1,724)	(39,665)	(46,421)
Net increase (decrease)	176	(324)	$ 3,487	$ (9,093)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class T
Shares sold	278	589	$ 7,441	$ 15,822
Reinvestment of distributions	618	73	15,887	1,855
Shares redeemed	(1,184)	(1,477)	(31,884)	(39,516)
Net increase (decrease)	(288)	(815)	$ (8,556)	$ (21,839)
Class B
Shares sold	9	9	$ 214	$ 223
Reinvestment of distributions	23	3	570	76
Shares redeemed	(92)	(174)	(2,377)	(4,437)
Net increase (decrease)	(60)	(162)	$ (1,593)	$ (4,138)
Class C
Shares sold	280	544	$ 7,085	$ 13,842
Reinvestment of distributions	231	19	5,657	475
Shares redeemed	(324)	(478)	(8,167)	(12,168)
Net increase (decrease)	187	85	$ 4,575	$ 2,149
Institutional Class
Shares sold	338	389	$ 9,288	$ 10,703
Reinvestment of distributions	71	5	1,846	137
Shares redeemed	(114)	(375)	(3,063)	(10,044)
Net increase (decrease)	295	19	$ 8,071	$ 796

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

AGAII-USAN-0715
1.786792.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth Opportunities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.06%
Actual		$ 1,000.00	$ 1,051.80	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.65	$ 5.34
Class T	1.29%
Actual		$ 1,000.00	$ 1,050.70	$ 6.60
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.90%
Actual		$ 1,000.00	$ 1,047.30	$ 9.70
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Class C	1.80%
Actual		$ 1,000.00	$ 1,047.80	$ 9.19
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,053.40	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Class Z	.65%
Actual		$ 1,000.00	$ 1,054.00	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.6	6.2
Salesforce.com, Inc.	4.5	3.8
Regeneron Pharmaceuticals, Inc.	4.3	3.7
Google, Inc. Class A	2.3	2.3
Isis Pharmaceuticals, Inc.	2.2	1.8
Google, Inc. Class C	2.2	2.3
Facebook, Inc. Class A	2.1	2.1
Seattle Genetics, Inc.	2.0	1.6
Alkermes PLC	2.0	1.8
Microsoft Corp.	1.9	2.0
	30.1
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.0	35.8
Health Care	23.5	21.2
Consumer Discretionary	16.0	15.6
Consumer Staples	8.4	9.7
Industrials	6.8	7.4
Asset Allocation (% of fund's net assets)
As of May 31, 2015 *		As of November 30, 2014 **
	Stocks 98.8%		Stocks 99.4%
	Convertible Securities 0.7%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	6.8%	** Foreign investments	6.9%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 0.2%
Tenneco, Inc. (a)	114,700	$ 6,735
Automobiles - 0.5%
Mahindra & Mahindra Ltd. (a)	183,272	3,617
Tesla Motors, Inc. (a)(d)	58,900	14,772
		18,389
Hotels, Restaurants & Leisure - 2.7%
Arcos Dorados Holdings, Inc. Class A (d)	222,600	1,227
Buffalo Wild Wings, Inc. (a)	60,600	9,252
Chipotle Mexican Grill, Inc. (a)	25,700	15,819
Chuy's Holdings, Inc. (a)	135,800	3,529
Dunkin' Brands Group, Inc.	174,300	9,301
Las Vegas Sands Corp.	126,292	6,419
McDonald's Corp.	127,900	12,269
Panera Bread Co. Class A (a)	21,300	3,877
Starbucks Corp.	595,000	30,916
Starwood Hotels & Resorts Worldwide, Inc.	57,700	4,775
		97,384
Household Durables - 0.3%
Lennar Corp. Class A	122,800	5,726
Toll Brothers, Inc. (a)	4,600	166
Tupperware Brands Corp.	51,500	3,386
		9,278
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	133,200	57,173
Priceline Group, Inc. (a)	12,800	15,002
		72,175
Media - 4.0%
AMC Networks, Inc. Class A (a)	151,900	11,938
Comcast Corp. Class A	990,200	57,887
IMAX Corp. (a)	362,900	14,639
Liberty Global PLC Class A (a)	158,600	9,124
Lions Gate Entertainment Corp. (d)	227,400	7,525
The Walt Disney Co.	239,400	26,423
Twenty-First Century Fox, Inc. Class A	407,500	13,692
Zee Entertainment Enterprises Ltd.	721,462	3,664
		144,892
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.3%
Dollar General Corp.	129,800	$ 9,422
Target Corp.	39,300	3,117
		12,539
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	113,400	2,321
Bed Bath & Beyond, Inc. (a)	61,000	4,351
CarMax, Inc. (a)	197,700	14,045
DSW, Inc. Class A	126,100	4,369
Five Below, Inc. (a)	113,600	3,777
GNC Holdings, Inc.	79,900	3,559
Home Depot, Inc.	261,400	29,125
Lumber Liquidators Holdings, Inc. (a)(d)	395,200	8,062
TJX Companies, Inc.	212,900	13,707
		83,316
Textiles, Apparel & Luxury Goods - 3.7%
Deckers Outdoor Corp. (a)	87,500	5,963
Fossil Group, Inc. (a)	138,700	9,849
Kate Spade & Co. (a)	195,300	4,840
lululemon athletica, Inc. (a)	921,716	55,109
Michael Kors Holdings Ltd. (a)	201,600	9,374
NIKE, Inc. Class B	145,900	14,834
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	235,000	24,879
Under Armour, Inc. Class A (sub. vtg.) (a)	91,700	7,190
		132,038
TOTAL CONSUMER DISCRETIONARY		576,746
CONSUMER STAPLES - 8.2%
Beverages - 1.7%
Monster Beverage Corp. (a)	134,900	17,170
PepsiCo, Inc.	168,200	16,220
SABMiller PLC	89,300	4,769
The Coca-Cola Co.	604,300	24,752
		62,911
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	248,300	35,405
CVS Health Corp.	262,000	26,824
Wal-Mart Stores, Inc.	31,780	2,360
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.	227,800	$ 19,554
Whole Foods Market, Inc.	197,900	8,161
		92,304
Food Products - 1.5%
Bunge Ltd.	59,600	5,517
Keurig Green Mountain, Inc.	414,200	35,721
Mead Johnson Nutrition Co. Class A	97,100	9,448
Mondelez International, Inc.	117,800	4,899
		55,585
Household Products - 0.6%
Procter & Gamble Co.	194,200	15,223
Svenska Cellulosa AB (SCA) (B Shares)	248,400	6,479
		21,702
Personal Products - 0.3%
Avon Products, Inc.	100,242	674
Herbalife Ltd. (a)	167,800	8,731
		9,405
Tobacco - 1.5%
Altria Group, Inc.	588,100	30,111
Lorillard, Inc.	74,700	5,414
Philip Morris International, Inc.	227,750	18,919
		54,444
TOTAL CONSUMER STAPLES		296,351
ENERGY - 2.6%
Energy Equipment & Services - 0.8%
FMC Technologies, Inc. (a)	90,340	3,775
Halliburton Co.	111,600	5,067
National Oilwell Varco, Inc.	79,188	3,895
Schlumberger Ltd.	170,000	15,431
		28,168
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	74,000	6,187
Cabot Oil & Gas Corp.	209,100	7,101
Chesapeake Energy Corp. (d)	159,764	2,254
Concho Resources, Inc. (a)	56,900	6,845
Continental Resources, Inc. (a)	142,200	6,479
EOG Resources, Inc.	38,800	3,441
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Golar LNG Ltd.	28,700	$ 1,364
Hess Corp.	117,200	7,913
Noble Energy, Inc.	99,400	4,352
Occidental Petroleum Corp.	156,900	12,268
PDC Energy, Inc. (a)	47,100	2,809
Range Resources Corp.	16,300	903
Southwestern Energy Co. (a)	82,100	2,116
		64,032
TOTAL ENERGY		92,200
FINANCIALS - 3.3%
Banks - 1.1%
Bank of America Corp.	280,800	4,633
Citigroup, Inc.	99,700	5,392
HDFC Bank Ltd. sponsored ADR	146,100	8,710
JPMorgan Chase & Co.	189,400	12,459
Signature Bank (a)	21,300	2,975
Wells Fargo & Co.	117,800	6,592
		40,761
Capital Markets - 0.7%
BlackRock, Inc. Class A	9,900	3,621
Charles Schwab Corp.	444,900	14,081
Goldman Sachs Group, Inc.	23,191	4,782
T. Rowe Price Group, Inc.	29,300	2,364
		24,848
Consumer Finance - 1.4%
American Express Co.	471,700	37,604
Discover Financial Services	241,633	14,080
		51,684
Diversified Financial Services - 0.1%
BM&F BOVESPA SA	722,258	2,546
TOTAL FINANCIALS		119,839
HEALTH CARE - 23.5%
Biotechnology - 20.3%
ACADIA Pharmaceuticals, Inc. (a)(d)	194,600	8,018
Agios Pharmaceuticals, Inc. (a)(d)	75,400	9,200
Alexion Pharmaceuticals, Inc. (a)	49,400	8,094
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alkermes PLC (a)	1,170,200	$ 71,499
Alnylam Pharmaceuticals, Inc. (a)	226,100	29,639
Amarin Corp. PLC ADR (a)(d)	1,882,400	4,348
Amgen, Inc.	215,800	33,721
Asterias Biotherapeutics, Inc. (a)(d)	50,950	572
aTyr Pharma, Inc. (a)	124,876	2,573
Avalanche Biotechnologies, Inc. (a)	19,500	727
Biogen, Inc. (a)	76,600	30,409
BioTime, Inc. warrants 10/1/18 (a)	62,345	118
bluebird bio, Inc. (a)	116,600	22,650
Celgene Corp. (a)	104,170	11,921
Celldex Therapeutics, Inc. (a)	203,400	5,872
Cepheid, Inc. (a)	128,653	7,098
Clovis Oncology, Inc. (a)	40,100	3,707
Esperion Therapeutics, Inc. (a)	77,500	8,332
Exelixis, Inc. (a)(d)	1,633,111	5,144
Geron Corp. (a)	1,153,100	4,451
Gilead Sciences, Inc.	499,100	56,034
ImmunoGen, Inc. (a)(d)	524,651	4,711
Immunomedics, Inc. (a)(d)	1,276,987	4,929
Insmed, Inc. (a)	311,800	6,841
Intercept Pharmaceuticals, Inc. (a)	8,535	2,178
Ironwood Pharmaceuticals, Inc. Class A (a)	214,500	3,027
Isis Pharmaceuticals, Inc. (a)(d)	1,188,153	79,986
Lexicon Pharmaceuticals, Inc. (a)	910,800	6,403
Merrimack Pharmaceuticals, Inc. (a)(d)	591,500	6,980
Ophthotech Corp. (a)	70,500	3,526
Prothena Corp. PLC (a)	123,802	4,883
Receptos, Inc. (a)	100,900	16,637
Regeneron Pharmaceuticals, Inc. (a)	300,200	153,871
Regulus Therapeutics, Inc. (a)	318,000	4,490
Rigel Pharmaceuticals, Inc. (a)	667,248	2,329
Seattle Genetics, Inc. (a)(d)	1,665,767	71,778
Spark Therapeutics, Inc.	3,500	258
TG Therapeutics, Inc. (a)(d)	487,400	7,672
Transition Therapeutics, Inc. (a)	969,697	7,506
uniQure B.V. (a)	4,600	132
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Vertex Pharmaceuticals, Inc. (a)	64,790	$ 8,312
XOMA Corp. (a)(d)	2,503,800	8,813
		729,389
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	84,200	4,092
Baxter International, Inc.	37,600	2,505
Zeltiq Aesthetics, Inc. (a)	256,300	7,038
		13,635
Health Care Providers & Services - 0.6%
Accretive Health, Inc. (a)	562,100	3,024
BioScrip, Inc. (a)(d)	747,100	2,652
Express Scripts Holding Co. (a)	117,967	10,280
McKesson Corp.	30,700	7,283
		23,239
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	260,200	3,661
athenahealth, Inc. (a)(d)	86,100	10,039
Castlight Health, Inc. Class B (a)	116,700	1,019
		14,719
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	68,900	14,199
Pharmaceuticals - 1.4%
AbbVie, Inc.	147,300	9,809
AcelRx Pharmaceuticals, Inc. (a)(d)	714,917	2,502
Actavis PLC (a)	75,090	23,038
Cempra, Inc. (a)	167,568	6,151
Intra-Cellular Therapies, Inc. (a)	36,700	963
Johnson & Johnson	35,600	3,565
Mylan N.V.	73,500	5,338
		51,366
TOTAL HEALTH CARE		846,547
INDUSTRIALS - 6.8%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	118,600	12,358
The Boeing Co.	72,600	10,202
		22,560
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.6%
FedEx Corp.	72,100	$ 12,489
United Parcel Service, Inc. Class B	109,900	10,904
		23,393
Airlines - 2.1%
American Airlines Group, Inc.	231,600	9,813
Delta Air Lines, Inc.	144,800	6,215
Southwest Airlines Co.	496,300	18,388
Spirit Airlines, Inc. (a)	288,600	18,346
United Continental Holdings, Inc. (a)	396,800	21,661
		74,423
Building Products - 0.1%
Caesarstone Sdot-Yam Ltd.	36,100	2,232
Industrial Conglomerates - 1.0%
3M Co.	65,200	10,372
Danaher Corp.	231,600	19,992
General Electric Co.	210,200	5,732
		36,096
Machinery - 0.3%
Caterpillar, Inc.	68,000	5,802
Cummins, Inc.	27,700	3,755
		9,557
Road & Rail - 2.1%
CSX Corp.	85,100	2,900
Genesee & Wyoming, Inc. Class A (a)	77,000	6,340
Hertz Global Holdings, Inc. (a)	719,900	14,319
J.B. Hunt Transport Services, Inc.	103,100	8,662
Kansas City Southern	71,900	6,507
Union Pacific Corp.	376,000	37,942
		76,670
TOTAL INDUSTRIALS		244,931
INFORMATION TECHNOLOGY - 35.6%
Communications Equipment - 1.5%
Infinera Corp. (a)	1,021,081	21,075
QUALCOMM, Inc.	492,665	34,329
		55,404
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.5%
IPG Photonics Corp. (a)(d)	94,000	$ 8,915
Trimble Navigation Ltd. (a)	378,500	8,872
		17,787
Internet Software & Services - 8.4%
Akamai Technologies, Inc. (a)	174,300	13,294
Alibaba Group Holding Ltd. sponsored ADR	51,700	4,618
Cornerstone OnDemand, Inc. (a)	247,800	7,714
eBay, Inc. (a)	141,900	8,707
Facebook, Inc. Class A (a)	959,541	75,986
Google, Inc.:
Class A (a)	148,565	81,015
Class C	149,975	79,803
LinkedIn Corp. Class A (a)	17,800	3,470
Opower, Inc. (a)	36,700	435
Qihoo 360 Technology Co. Ltd. ADR (a)	73,500	3,826
Rackspace Hosting, Inc. (a)	93,102	3,732
Tencent Holdings Ltd.	295,500	5,893
Twitter, Inc. (a)	121,400	4,452
Web.com Group, Inc. (a)	256,700	5,819
Wix.com Ltd. (a)	79,900	1,990
		300,754
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A (a)	137,132	8,875
IBM Corp.	111,200	18,865
MasterCard, Inc. Class A	492,200	45,410
Visa, Inc. Class A	918,900	63,110
		136,260
Semiconductors & Semiconductor Equipment - 4.4%
Applied Materials, Inc.	199,300	4,012
Applied Micro Circuits Corp. (a)	1,315,100	8,403
Cavium, Inc. (a)	70,000	4,926
Cree, Inc. (a)(d)	738,200	22,353
Cypress Semiconductor Corp.	1,268,166	17,412
First Solar, Inc. (a)	115,600	5,746
Intel Corp.	96,100	3,312
Mellanox Technologies Ltd. (a)	187,300	9,425
Micron Technology, Inc. (a)	91,100	2,544
NVIDIA Corp.	1,658,730	36,708
Rambus, Inc. (a)	946,400	14,470
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Silicon Laboratories, Inc. (a)	447,800	$ 24,826
Xilinx, Inc.	58,800	2,788
		156,925
Software - 10.1%
Adobe Systems, Inc. (a)	123,700	9,783
Citrix Systems, Inc. (a)	34,300	2,230
Fortinet, Inc. (a)	214,300	8,585
Interactive Intelligence Group, Inc. (a)(d)	194,800	8,421
Intuit, Inc.	107,600	11,207
Microsoft Corp.	1,475,400	69,137
NetSuite, Inc. (a)	126,100	11,780
Oracle Corp.	318,900	13,869
Qlik Technologies, Inc. (a)	144,174	5,215
Red Hat, Inc. (a)	504,430	38,977
Salesforce.com, Inc. (a)	2,222,900	161,716
ServiceNow, Inc. (a)	130,700	10,013
Splunk, Inc. (a)	39,700	2,685
TiVo, Inc. (a)	253,300	2,667
VMware, Inc. Class A (a)	27,700	2,419
Workday, Inc. Class A (a)	58,700	4,633
		363,337
Technology Hardware, Storage & Peripherals - 6.9%
3D Systems Corp. (a)(d)	35,700	781
Apple, Inc.	1,832,606	238,753
Nimble Storage, Inc. (a)(d)	294,600	7,624
SanDisk Corp.	46,400	3,173
		250,331
TOTAL INFORMATION TECHNOLOGY		1,280,798
MATERIALS - 1.9%
Chemicals - 1.4%
E.I. du Pont de Nemours & Co.	95,800	6,803
Monsanto Co.	337,600	39,492
The Mosaic Co.	93,800	4,301
		50,596
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	87,000	$ 5,667
Sealed Air Corp.	209,500	10,203
		15,870
TOTAL MATERIALS		66,466
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	91,200	5,060
Verizon Communications, Inc.	168,300	8,321
		13,381
Wireless Telecommunication Services - 0.4%
RingCentral, Inc. (a)	372,600	6,368
T-Mobile U.S., Inc. (a)	183,100	7,119
		13,487
TOTAL TELECOMMUNICATION SERVICES		26,868
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	141,500	3,566
Ormat Technologies, Inc. (d)	59,200	2,196
		5,762
TOTAL COMMON STOCKS (Cost $2,050,568)		3,556,508
Convertible Preferred Stocks - 0.7%

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (e)	217,605	2,900
Tobacco - 0.1%
PAX Labs, Inc. Series C (e)	1,069,313	4,117
TOTAL CONSUMER STAPLES		7,017
FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. Series G (e)	1,081,736	4,046
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.2%
Uber Technologies, Inc. Series D, 8.00% (e)	221,104	$ 7,367
Software - 0.2%
Cloudera, Inc. Series F (a)(e)	41,786	891
MongoDB, Inc. Series F, 8.00% (a)(e)	515,124	4,507
		5,398
TOTAL INFORMATION TECHNOLOGY		12,765
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $23,237)		23,828
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.15% (b)	16,384,804	16,385
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	69,679,558	69,680
TOTAL MONEY MARKET FUNDS (Cost $86,065)		86,065
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $2,159,870)		3,666,401
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(67,850)
NET ASSETS - 100%		$ 3,598,551
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,827,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blue Apron, Inc. Series D	5/18/15	$ 2,900
Security	Acquisition Date	Acquisition Cost (000s)
Cloudera, Inc. Series F	2/5/14	$ 608
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 8,615
PAX Labs, Inc. Series C	5/22/15	$ 4,117
Redfin Corp. Series G	12/16/14	$ 3,567
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 3,430
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 13
Fidelity Securities Lending Cash Central Fund	361
Total	$ 374
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 576,746	$ 576,746	$ -	$ -
Consumer Staples	303,368	296,351	-	7,017
Energy	92,200	92,200	-	-
Financials	123,885	119,839	-	4,046
Health Care	846,547	843,974	2,573	-
Industrials	244,931	244,931	-	-
Information Technology	1,293,563	1,274,905	5,893	12,765
Materials	66,466	66,466	-	-
Telecommunication Services	26,868	26,868	-	-
Utilities	5,762	5,762	-	-
Money Market Funds	86,065	86,065	-	-
Total Investments in Securities:	$ 3,666,401	$ 3,634,107	$ 8,466	$ 23,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $67,045) - See accompanying schedule: Unaffiliated issuers (cost $2,073,805)	$ 3,580,336
Fidelity Central Funds (cost $86,065)	86,065
Total Investments (cost $2,159,870)		$ 3,666,401
Foreign currency held at value (cost $534)		534
Receivable for investments sold		12,755
Receivable for fund shares sold		1,936
Dividends receivable		2,202
Distributions receivable from Fidelity Central Funds		73
Prepaid expenses		1
Other receivables		128
Total assets		3,684,030

Liabilities
Payable for investments purchased	$ 6,810
Payable for fund shares redeemed	5,397
Accrued management fee	1,773
Distribution and service plan fees payable	970
Other affiliated payables	663
Other payables and accrued expenses	186
Collateral on securities loaned, at value	69,680
Total liabilities		85,479

Net Assets		$ 3,598,551
Net Assets consist of:
Paid in capital		$ 2,096,366
Accumulated net investment loss		(6,828)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,481
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,506,532
Net Assets		$ 3,598,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($665,266 ÷ 9,957.74 shares)	$ 66.81

Maximum offering price per share (100/94.25 of $66.81)	$ 70.89
Class T: Net Asset Value and redemption price per share ($1,518,988 ÷ 22,750.75 shares)	$ 66.77

Maximum offering price per share (100/96.50 of $66.77)	$ 69.19
Class B: Net Asset Value and offering price per share ($6,972 ÷ 114.01 shares)A	$ 61.15

Class C: Net Asset Value and offering price per share ($233,646 ÷ 3,793.36 shares)A	$ 61.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,170,776 ÷ 16,752.71 shares)	$ 69.89

Class Z: Net Asset Value, offering price and redemption price per share ($2,903 ÷ 41.43 shares)	$ 70.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 16,220
Income from Fidelity Central Funds		374
Total income		16,594

Expenses
Management fee Basic fee	$ 10,182
Performance adjustment	245
Transfer agent fees	3,515
Distribution and service plan fees	5,747
Accounting and security lending fees	525
Custodian fees and expenses	22
Independent trustees' compensation	8
Registration fees	81
Audit	34
Legal	5
Interest	9
Miscellaneous	14
Total expenses before reductions	20,387
Expense reductions	(16)	20,371
Net investment income (loss)		(3,777)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,995
Foreign currency transactions	(10)
Total net realized gain (loss)		107,985
Change in net unrealized appreciation (depreciation) on: Investment securities	85,327
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		85,329
Net gain (loss)		193,314
Net increase (decrease) in net assets resulting from operations		$ 189,537

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,777)	$ (7,776)
Net realized gain (loss)	107,985	148,379
Change in net unrealized appreciation (depreciation)	85,329	368,352
Net increase (decrease) in net assets resulting from operations	189,537	508,955
Share transactions - net increase (decrease)	(323,733)	(40,304)
Total increase (decrease) in net assets	(134,196)	468,651

Net Assets
Beginning of period	3,732,747	3,264,096
End of period (including accumulated net investment loss of $6,828 and accumulated net investment loss of $3,051, respectively)	$ 3,598,551	$ 3,732,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 63.52	$ 54.89	$ 41.34	$ 35.39	$ 32.30	$ 26.30
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11)	(.10)	(.11)	(.08)	- I
Net realized and unrealized gain (loss)	3.34	8.74	13.65	6.06	3.17	6.13
Total from investment operations	3.29	8.63	13.55	5.95	3.09	6.13
Distributions from net investment income	-	-	-	-	-	(.11)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	-	-	-	-	-	(.13)
Net asset value, end of period	$ 66.81	$ 63.52	$ 54.89	$ 41.34	$ 35.39	$ 32.30
Total ReturnB, C, D	5.18%	15.72%	32.78%	16.81%	9.57%	23.42%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06%A	1.08%	1.23%	1.30%	1.08%	.90%
Expenses net of fee waivers, if any	1.06%A	1.08%	1.23%	1.29%	1.08%	.90%
Expenses net of all reductions	1.06%A	1.08%	1.23%	1.29%	1.07%	.90%
Net investment income (loss)	(.16)%A	(.18)%	(.20)%	(.29)%	(.23)%	-% J
Supplemental Data
Net assets, end of period (in millions)	$ 665	$ 648	$ 555	$ 359	$ 267	$ 255
Portfolio turnover rateG	10% A	13%	17%	34%	31%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount represents less than .01%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 63.55	$ 55.04	$ 41.54	$ 35.62	$ 32.58	$ 26.52
Income from Investment Operations
Net investment income (loss) E	(.13)	(.24)	(.19)	(.19)	(.15)	(.06)
Net realized and unrealized gain (loss)	3.35	8.75	13.69	6.11	3.19	6.19
Total from investment operations	3.22	8.51	13.50	5.92	3.04	6.13
Distributions from net investment income	-	-	-	-	-	(.05)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	-	-	-	-	-	(.07)
Net asset value, end of period	$ 66.77	$ 63.55	$ 55.04	$ 41.54	$ 35.62	$ 32.58
Total ReturnB, C, D	5.07%	15.46%	32.50%	16.62%	9.33%	23.18%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29%A	1.31%	1.43%	1.48%	1.25%	1.10%
Expenses net of fee waivers, if any	1.29%A	1.31%	1.43%	1.48%	1.25%	1.10%
Expenses net of all reductions	1.28%A	1.31%	1.43%	1.48%	1.25%	1.09%
Net investment income (loss)	(.39)%A	(.40)%	(.40)%	(.48)%	(.40)%	(.20)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,519	$ 1,504	$ 1,426	$ 1,187	$ 1,102	$ 1,126
Portfolio turnover rateG	10% A	13%	17%	34%	31%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.39	$ 50.87	$ 38.62	$ 33.31	$ 30.64	$ 25.01
Income from Investment Operations
Net investment income (loss) E	(.30)	(.55)	(.44)	(.39)	(.33)	(.21)
Net realized and unrealized gain (loss)	3.06	8.07	12.69	5.70	3.00	5.84
Total from investment operations	2.76	7.52	12.25	5.31	2.67	5.63
Net asset value, end of period	$ 61.15	$ 58.39	$ 50.87	$ 38.62	$ 33.31	$ 30.64
Total ReturnB, C, D	4.73%	14.78%	31.72%	15.94%	8.71%	22.51%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90%A	1.92%	2.03%	2.07%	1.83%	1.66%
Expenses net of fee waivers, if any	1.90%A	1.92%	2.03%	2.05%	1.83%	1.66%
Expenses net of all reductions	1.90%A	1.92%	2.03%	2.05%	1.83%	1.65%
Net investment income (loss)	(1.01)%A	(1.02)%	(1.00)%	(1.05)%	(.98)%	(.76)%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 9	$ 12	$ 13	$ 14	$ 18
Portfolio turnover rateG	10% A	13%	17%	34%	31%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.78	$ 51.17	$ 38.83	$ 33.48	$ 30.79	$ 25.14
Income from Investment Operations
Net investment income (loss) E	(.27)	(.50)	(.42)	(.38)	(.33)	(.21)
Net realized and unrealized gain (loss)	3.08	8.11	12.76	5.73	3.02	5.86
Total from investment operations	2.81	7.61	12.34	5.35	2.69	5.65
Net asset value, end of period	$ 61.59	$ 58.78	$ 51.17	$ 38.83	$ 33.48	$ 30.79
Total ReturnB, C, D	4.78%	14.87%	31.78%	15.98%	8.74%	22.47%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80%A	1.83%	1.96%	2.04%	1.82%	1.65%
Expenses net of fee waivers, if any	1.80%A	1.83%	1.96%	2.03%	1.82%	1.65%
Expenses net of all reductions	1.80%A	1.83%	1.96%	2.02%	1.82%	1.65%
Net investment income (loss)	(.91)%A	(.93)%	(.93)%	(1.02)%	(.97)%	(.75)%
Supplemental Data
Net assets, end of period (in millions)	$ 234	$ 212	$ 159	$ 71	$ 47	$ 41
Portfolio turnover rateG	10% A	13%	17%	34%	31%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 66.35	$ 57.18	$ 42.94	$ 36.63	$ 33.33	$ 27.11
Income from Investment Operations
Net investment income (loss) D	.04	.05	.05	.01	.05	.10
Net realized and unrealized gain (loss)	3.50	9.12	14.19	6.30	3.25	6.33
Total from investment operations	3.54	9.17	14.24	6.31	3.30	6.43
Distributions from net investment income	-	-	-	-	-	(.19)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	-	-	-	-	-	(.21)
Net asset value, end of period	$ 69.89	$ 66.35	$ 57.18	$ 42.94	$ 36.63	$ 33.33
Total ReturnB, C	5.34%	16.04%	33.16%	17.23%	9.90%	23.86%
Ratios to Average Net Assets E, G
Expenses before reductions	.78%A	.81%	.93%	.97%	.72%	.57%
Expenses net of fee waivers, if any	.78%A	.81%	.93%	.97%	.72%	.57%
Expenses net of all reductions	.78%A	.81%	.93%	.97%	.72%	.56%
Net investment income (loss)	.12%A	.09%	.09%	.04%	.13%	.33%
Supplemental Data
Net assets, end of period (in millions)	$ 1,171	$ 1,357	$ 1,112	$ 475	$ 215	$ 118
Portfolio turnover rateF	10% A	13%	17%	34%	31%	35%
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 66.48	$ 57.20	$ 53.30
Income from Investment Operations
Net investment income (loss) D	.08	.14	.02
Net realized and unrealized gain (loss)	3.51	9.14	3.88
Total from investment operations	3.59	9.28	3.90
Net asset value, end of period	$ 70.07	$ 66.48	$ 57.20
Total ReturnB, C	5.40%	16.22%	7.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.65%A	.67%	.78%A
Expenses net of fee waivers, if any	.65%A	.67%	.78%A
Expenses net of all reductions	.65%A	.67%	.78%A
Net investment income (loss)	.25%A	.24%	.14%A
Supplemental Data
Net assets, end of period ((000) omitted)	$ 2,903	$ 2,955	$ 107
Portfolio turnover rateF	10% A	13%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class, and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, capital loss carryforwards, and losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,622,086
Gross unrealized depreciation	(122,866)
Net unrealized appreciation (depreciation) on securities	$ 1,499,220

Tax cost	$ 2,167,181

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (98,447)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $185,618 and $523,587, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 821	$ 20
Class T	.25%	.25%	3,760	67
Class B	.75%	.25%	38	29
Class C	.75%	.25%	1,128	234
			$ 5,747	$ 350

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 72
Class T	24
Class B*	1
Class C*	11
$ 108

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 685.21
Class T	1,401.19
Class B	12.30
Class C	231.21
Institutional Class	1,185.18
Class Z	1.05
	$ 3,515

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 48,280.35%		$ 9

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $122. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $361, including $7 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16 for the period.

Semiannual Report

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	1,013	3,210	$ 65,331	$ 185,879
Shares redeemed	(1,255)	(3,125)	(81,266)	(181,042)
Net increase (decrease)	(242)	85	$ (15,935)	$ 4,837
Class T
Shares sold	1,148	2,463	$ 73,897	$ 142,596
Shares redeemed	(2,055)	(4,710)	(132,774)	(273,249)
Net increase (decrease)	(907)	(2,247)	$ (58,877)	$ (130,653)
Class B
Shares sold	1	9	$ 60	$ 456
Shares redeemed	(35)	(101)	(2,052)	(5,359)
Net increase (decrease)	(34)	(92)	$ (1,992)	$ (4,903)
Class C
Shares sold	569	1,386	$ 33,685	$ 74,498
Shares redeemed	(388)	(882)	(23,219)	(47,157)
Net increase (decrease)	181	504	$ 10,466	$ 27,341
Institutional Class
Shares sold	1,729	6,174	$ 116,095	$ 372,705
Shares redeemed	(5,436)	(5,157)	(373,282)	(312,379)
Net increase (decrease)	(3,707)	1,017	$ (257,187)	$ 60,326
Class Z
Shares sold	1	43	$ 82	$ 2,754
Shares redeemed	(4)	- A	(290)	(6)
Net increase (decrease)	(3)	43	$ (208)	$ 2,748

A Amount represents ninety shares

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

GO-USAN-0715
1.786793.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth Opportunities

Fund - Institutional Class
(To be renamed Class I effective July 1, 2015)

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.06%
Actual		$ 1,000.00	$ 1,051.80	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.65	$ 5.34
Class T	1.29%
Actual		$ 1,000.00	$ 1,050.70	$ 6.60
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.90%
Actual		$ 1,000.00	$ 1,047.30	$ 9.70
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Class C	1.80%
Actual		$ 1,000.00	$ 1,047.80	$ 9.19
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,053.40	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Class Z	.65%
Actual		$ 1,000.00	$ 1,054.00	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.6	6.2
Salesforce.com, Inc.	4.5	3.8
Regeneron Pharmaceuticals, Inc.	4.3	3.7
Google, Inc. Class A	2.3	2.3
Isis Pharmaceuticals, Inc.	2.2	1.8
Google, Inc. Class C	2.2	2.3
Facebook, Inc. Class A	2.1	2.1
Seattle Genetics, Inc.	2.0	1.6
Alkermes PLC	2.0	1.8
Microsoft Corp.	1.9	2.0
	30.1
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.0	35.8
Health Care	23.5	21.2
Consumer Discretionary	16.0	15.6
Consumer Staples	8.4	9.7
Industrials	6.8	7.4
Asset Allocation (% of fund's net assets)
As of May 31, 2015 *		As of November 30, 2014 **
	Stocks 98.8%		Stocks 99.4%
	Convertible Securities 0.7%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	6.8%	** Foreign investments	6.9%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 0.2%
Tenneco, Inc. (a)	114,700	$ 6,735
Automobiles - 0.5%
Mahindra & Mahindra Ltd. (a)	183,272	3,617
Tesla Motors, Inc. (a)(d)	58,900	14,772
		18,389
Hotels, Restaurants & Leisure - 2.7%
Arcos Dorados Holdings, Inc. Class A (d)	222,600	1,227
Buffalo Wild Wings, Inc. (a)	60,600	9,252
Chipotle Mexican Grill, Inc. (a)	25,700	15,819
Chuy's Holdings, Inc. (a)	135,800	3,529
Dunkin' Brands Group, Inc.	174,300	9,301
Las Vegas Sands Corp.	126,292	6,419
McDonald's Corp.	127,900	12,269
Panera Bread Co. Class A (a)	21,300	3,877
Starbucks Corp.	595,000	30,916
Starwood Hotels & Resorts Worldwide, Inc.	57,700	4,775
		97,384
Household Durables - 0.3%
Lennar Corp. Class A	122,800	5,726
Toll Brothers, Inc. (a)	4,600	166
Tupperware Brands Corp.	51,500	3,386
		9,278
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	133,200	57,173
Priceline Group, Inc. (a)	12,800	15,002
		72,175
Media - 4.0%
AMC Networks, Inc. Class A (a)	151,900	11,938
Comcast Corp. Class A	990,200	57,887
IMAX Corp. (a)	362,900	14,639
Liberty Global PLC Class A (a)	158,600	9,124
Lions Gate Entertainment Corp. (d)	227,400	7,525
The Walt Disney Co.	239,400	26,423
Twenty-First Century Fox, Inc. Class A	407,500	13,692
Zee Entertainment Enterprises Ltd.	721,462	3,664
		144,892
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.3%
Dollar General Corp.	129,800	$ 9,422
Target Corp.	39,300	3,117
		12,539
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	113,400	2,321
Bed Bath & Beyond, Inc. (a)	61,000	4,351
CarMax, Inc. (a)	197,700	14,045
DSW, Inc. Class A	126,100	4,369
Five Below, Inc. (a)	113,600	3,777
GNC Holdings, Inc.	79,900	3,559
Home Depot, Inc.	261,400	29,125
Lumber Liquidators Holdings, Inc. (a)(d)	395,200	8,062
TJX Companies, Inc.	212,900	13,707
		83,316
Textiles, Apparel & Luxury Goods - 3.7%
Deckers Outdoor Corp. (a)	87,500	5,963
Fossil Group, Inc. (a)	138,700	9,849
Kate Spade & Co. (a)	195,300	4,840
lululemon athletica, Inc. (a)	921,716	55,109
Michael Kors Holdings Ltd. (a)	201,600	9,374
NIKE, Inc. Class B	145,900	14,834
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	235,000	24,879
Under Armour, Inc. Class A (sub. vtg.) (a)	91,700	7,190
		132,038
TOTAL CONSUMER DISCRETIONARY		576,746
CONSUMER STAPLES - 8.2%
Beverages - 1.7%
Monster Beverage Corp. (a)	134,900	17,170
PepsiCo, Inc.	168,200	16,220
SABMiller PLC	89,300	4,769
The Coca-Cola Co.	604,300	24,752
		62,911
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	248,300	35,405
CVS Health Corp.	262,000	26,824
Wal-Mart Stores, Inc.	31,780	2,360
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.	227,800	$ 19,554
Whole Foods Market, Inc.	197,900	8,161
		92,304
Food Products - 1.5%
Bunge Ltd.	59,600	5,517
Keurig Green Mountain, Inc.	414,200	35,721
Mead Johnson Nutrition Co. Class A	97,100	9,448
Mondelez International, Inc.	117,800	4,899
		55,585
Household Products - 0.6%
Procter & Gamble Co.	194,200	15,223
Svenska Cellulosa AB (SCA) (B Shares)	248,400	6,479
		21,702
Personal Products - 0.3%
Avon Products, Inc.	100,242	674
Herbalife Ltd. (a)	167,800	8,731
		9,405
Tobacco - 1.5%
Altria Group, Inc.	588,100	30,111
Lorillard, Inc.	74,700	5,414
Philip Morris International, Inc.	227,750	18,919
		54,444
TOTAL CONSUMER STAPLES		296,351
ENERGY - 2.6%
Energy Equipment & Services - 0.8%
FMC Technologies, Inc. (a)	90,340	3,775
Halliburton Co.	111,600	5,067
National Oilwell Varco, Inc.	79,188	3,895
Schlumberger Ltd.	170,000	15,431
		28,168
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	74,000	6,187
Cabot Oil & Gas Corp.	209,100	7,101
Chesapeake Energy Corp. (d)	159,764	2,254
Concho Resources, Inc. (a)	56,900	6,845
Continental Resources, Inc. (a)	142,200	6,479
EOG Resources, Inc.	38,800	3,441
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Golar LNG Ltd.	28,700	$ 1,364
Hess Corp.	117,200	7,913
Noble Energy, Inc.	99,400	4,352
Occidental Petroleum Corp.	156,900	12,268
PDC Energy, Inc. (a)	47,100	2,809
Range Resources Corp.	16,300	903
Southwestern Energy Co. (a)	82,100	2,116
		64,032
TOTAL ENERGY		92,200
FINANCIALS - 3.3%
Banks - 1.1%
Bank of America Corp.	280,800	4,633
Citigroup, Inc.	99,700	5,392
HDFC Bank Ltd. sponsored ADR	146,100	8,710
JPMorgan Chase & Co.	189,400	12,459
Signature Bank (a)	21,300	2,975
Wells Fargo & Co.	117,800	6,592
		40,761
Capital Markets - 0.7%
BlackRock, Inc. Class A	9,900	3,621
Charles Schwab Corp.	444,900	14,081
Goldman Sachs Group, Inc.	23,191	4,782
T. Rowe Price Group, Inc.	29,300	2,364
		24,848
Consumer Finance - 1.4%
American Express Co.	471,700	37,604
Discover Financial Services	241,633	14,080
		51,684
Diversified Financial Services - 0.1%
BM&F BOVESPA SA	722,258	2,546
TOTAL FINANCIALS		119,839
HEALTH CARE - 23.5%
Biotechnology - 20.3%
ACADIA Pharmaceuticals, Inc. (a)(d)	194,600	8,018
Agios Pharmaceuticals, Inc. (a)(d)	75,400	9,200
Alexion Pharmaceuticals, Inc. (a)	49,400	8,094
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alkermes PLC (a)	1,170,200	$ 71,499
Alnylam Pharmaceuticals, Inc. (a)	226,100	29,639
Amarin Corp. PLC ADR (a)(d)	1,882,400	4,348
Amgen, Inc.	215,800	33,721
Asterias Biotherapeutics, Inc. (a)(d)	50,950	572
aTyr Pharma, Inc. (a)	124,876	2,573
Avalanche Biotechnologies, Inc. (a)	19,500	727
Biogen, Inc. (a)	76,600	30,409
BioTime, Inc. warrants 10/1/18 (a)	62,345	118
bluebird bio, Inc. (a)	116,600	22,650
Celgene Corp. (a)	104,170	11,921
Celldex Therapeutics, Inc. (a)	203,400	5,872
Cepheid, Inc. (a)	128,653	7,098
Clovis Oncology, Inc. (a)	40,100	3,707
Esperion Therapeutics, Inc. (a)	77,500	8,332
Exelixis, Inc. (a)(d)	1,633,111	5,144
Geron Corp. (a)	1,153,100	4,451
Gilead Sciences, Inc.	499,100	56,034
ImmunoGen, Inc. (a)(d)	524,651	4,711
Immunomedics, Inc. (a)(d)	1,276,987	4,929
Insmed, Inc. (a)	311,800	6,841
Intercept Pharmaceuticals, Inc. (a)	8,535	2,178
Ironwood Pharmaceuticals, Inc. Class A (a)	214,500	3,027
Isis Pharmaceuticals, Inc. (a)(d)	1,188,153	79,986
Lexicon Pharmaceuticals, Inc. (a)	910,800	6,403
Merrimack Pharmaceuticals, Inc. (a)(d)	591,500	6,980
Ophthotech Corp. (a)	70,500	3,526
Prothena Corp. PLC (a)	123,802	4,883
Receptos, Inc. (a)	100,900	16,637
Regeneron Pharmaceuticals, Inc. (a)	300,200	153,871
Regulus Therapeutics, Inc. (a)	318,000	4,490
Rigel Pharmaceuticals, Inc. (a)	667,248	2,329
Seattle Genetics, Inc. (a)(d)	1,665,767	71,778
Spark Therapeutics, Inc.	3,500	258
TG Therapeutics, Inc. (a)(d)	487,400	7,672
Transition Therapeutics, Inc. (a)	969,697	7,506
uniQure B.V. (a)	4,600	132
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Vertex Pharmaceuticals, Inc. (a)	64,790	$ 8,312
XOMA Corp. (a)(d)	2,503,800	8,813
		729,389
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	84,200	4,092
Baxter International, Inc.	37,600	2,505
Zeltiq Aesthetics, Inc. (a)	256,300	7,038
		13,635
Health Care Providers & Services - 0.6%
Accretive Health, Inc. (a)	562,100	3,024
BioScrip, Inc. (a)(d)	747,100	2,652
Express Scripts Holding Co. (a)	117,967	10,280
McKesson Corp.	30,700	7,283
		23,239
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	260,200	3,661
athenahealth, Inc. (a)(d)	86,100	10,039
Castlight Health, Inc. Class B (a)	116,700	1,019
		14,719
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	68,900	14,199
Pharmaceuticals - 1.4%
AbbVie, Inc.	147,300	9,809
AcelRx Pharmaceuticals, Inc. (a)(d)	714,917	2,502
Actavis PLC (a)	75,090	23,038
Cempra, Inc. (a)	167,568	6,151
Intra-Cellular Therapies, Inc. (a)	36,700	963
Johnson & Johnson	35,600	3,565
Mylan N.V.	73,500	5,338
		51,366
TOTAL HEALTH CARE		846,547
INDUSTRIALS - 6.8%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	118,600	12,358
The Boeing Co.	72,600	10,202
		22,560
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.6%
FedEx Corp.	72,100	$ 12,489
United Parcel Service, Inc. Class B	109,900	10,904
		23,393
Airlines - 2.1%
American Airlines Group, Inc.	231,600	9,813
Delta Air Lines, Inc.	144,800	6,215
Southwest Airlines Co.	496,300	18,388
Spirit Airlines, Inc. (a)	288,600	18,346
United Continental Holdings, Inc. (a)	396,800	21,661
		74,423
Building Products - 0.1%
Caesarstone Sdot-Yam Ltd.	36,100	2,232
Industrial Conglomerates - 1.0%
3M Co.	65,200	10,372
Danaher Corp.	231,600	19,992
General Electric Co.	210,200	5,732
		36,096
Machinery - 0.3%
Caterpillar, Inc.	68,000	5,802
Cummins, Inc.	27,700	3,755
		9,557
Road & Rail - 2.1%
CSX Corp.	85,100	2,900
Genesee & Wyoming, Inc. Class A (a)	77,000	6,340
Hertz Global Holdings, Inc. (a)	719,900	14,319
J.B. Hunt Transport Services, Inc.	103,100	8,662
Kansas City Southern	71,900	6,507
Union Pacific Corp.	376,000	37,942
		76,670
TOTAL INDUSTRIALS		244,931
INFORMATION TECHNOLOGY - 35.6%
Communications Equipment - 1.5%
Infinera Corp. (a)	1,021,081	21,075
QUALCOMM, Inc.	492,665	34,329
		55,404
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.5%
IPG Photonics Corp. (a)(d)	94,000	$ 8,915
Trimble Navigation Ltd. (a)	378,500	8,872
		17,787
Internet Software & Services - 8.4%
Akamai Technologies, Inc. (a)	174,300	13,294
Alibaba Group Holding Ltd. sponsored ADR	51,700	4,618
Cornerstone OnDemand, Inc. (a)	247,800	7,714
eBay, Inc. (a)	141,900	8,707
Facebook, Inc. Class A (a)	959,541	75,986
Google, Inc.:
Class A (a)	148,565	81,015
Class C	149,975	79,803
LinkedIn Corp. Class A (a)	17,800	3,470
Opower, Inc. (a)	36,700	435
Qihoo 360 Technology Co. Ltd. ADR (a)	73,500	3,826
Rackspace Hosting, Inc. (a)	93,102	3,732
Tencent Holdings Ltd.	295,500	5,893
Twitter, Inc. (a)	121,400	4,452
Web.com Group, Inc. (a)	256,700	5,819
Wix.com Ltd. (a)	79,900	1,990
		300,754
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A (a)	137,132	8,875
IBM Corp.	111,200	18,865
MasterCard, Inc. Class A	492,200	45,410
Visa, Inc. Class A	918,900	63,110
		136,260
Semiconductors & Semiconductor Equipment - 4.4%
Applied Materials, Inc.	199,300	4,012
Applied Micro Circuits Corp. (a)	1,315,100	8,403
Cavium, Inc. (a)	70,000	4,926
Cree, Inc. (a)(d)	738,200	22,353
Cypress Semiconductor Corp.	1,268,166	17,412
First Solar, Inc. (a)	115,600	5,746
Intel Corp.	96,100	3,312
Mellanox Technologies Ltd. (a)	187,300	9,425
Micron Technology, Inc. (a)	91,100	2,544
NVIDIA Corp.	1,658,730	36,708
Rambus, Inc. (a)	946,400	14,470
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Silicon Laboratories, Inc. (a)	447,800	$ 24,826
Xilinx, Inc.	58,800	2,788
		156,925
Software - 10.1%
Adobe Systems, Inc. (a)	123,700	9,783
Citrix Systems, Inc. (a)	34,300	2,230
Fortinet, Inc. (a)	214,300	8,585
Interactive Intelligence Group, Inc. (a)(d)	194,800	8,421
Intuit, Inc.	107,600	11,207
Microsoft Corp.	1,475,400	69,137
NetSuite, Inc. (a)	126,100	11,780
Oracle Corp.	318,900	13,869
Qlik Technologies, Inc. (a)	144,174	5,215
Red Hat, Inc. (a)	504,430	38,977
Salesforce.com, Inc. (a)	2,222,900	161,716
ServiceNow, Inc. (a)	130,700	10,013
Splunk, Inc. (a)	39,700	2,685
TiVo, Inc. (a)	253,300	2,667
VMware, Inc. Class A (a)	27,700	2,419
Workday, Inc. Class A (a)	58,700	4,633
		363,337
Technology Hardware, Storage & Peripherals - 6.9%
3D Systems Corp. (a)(d)	35,700	781
Apple, Inc.	1,832,606	238,753
Nimble Storage, Inc. (a)(d)	294,600	7,624
SanDisk Corp.	46,400	3,173
		250,331
TOTAL INFORMATION TECHNOLOGY		1,280,798
MATERIALS - 1.9%
Chemicals - 1.4%
E.I. du Pont de Nemours & Co.	95,800	6,803
Monsanto Co.	337,600	39,492
The Mosaic Co.	93,800	4,301
		50,596
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	87,000	$ 5,667
Sealed Air Corp.	209,500	10,203
		15,870
TOTAL MATERIALS		66,466
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	91,200	5,060
Verizon Communications, Inc.	168,300	8,321
		13,381
Wireless Telecommunication Services - 0.4%
RingCentral, Inc. (a)	372,600	6,368
T-Mobile U.S., Inc. (a)	183,100	7,119
		13,487
TOTAL TELECOMMUNICATION SERVICES		26,868
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	141,500	3,566
Ormat Technologies, Inc. (d)	59,200	2,196
		5,762
TOTAL COMMON STOCKS (Cost $2,050,568)		3,556,508
Convertible Preferred Stocks - 0.7%

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (e)	217,605	2,900
Tobacco - 0.1%
PAX Labs, Inc. Series C (e)	1,069,313	4,117
TOTAL CONSUMER STAPLES		7,017
FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. Series G (e)	1,081,736	4,046
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.2%
Uber Technologies, Inc. Series D, 8.00% (e)	221,104	$ 7,367
Software - 0.2%
Cloudera, Inc. Series F (a)(e)	41,786	891
MongoDB, Inc. Series F, 8.00% (a)(e)	515,124	4,507
		5,398
TOTAL INFORMATION TECHNOLOGY		12,765
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $23,237)		23,828
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.15% (b)	16,384,804	16,385
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	69,679,558	69,680
TOTAL MONEY MARKET FUNDS (Cost $86,065)		86,065
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $2,159,870)		3,666,401
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(67,850)
NET ASSETS - 100%		$ 3,598,551
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,827,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blue Apron, Inc. Series D	5/18/15	$ 2,900
Security	Acquisition Date	Acquisition Cost (000s)
Cloudera, Inc. Series F	2/5/14	$ 608
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 8,615
PAX Labs, Inc. Series C	5/22/15	$ 4,117
Redfin Corp. Series G	12/16/14	$ 3,567
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 3,430
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 13
Fidelity Securities Lending Cash Central Fund	361
Total	$ 374
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 576,746	$ 576,746	$ -	$ -
Consumer Staples	303,368	296,351	-	7,017
Energy	92,200	92,200	-	-
Financials	123,885	119,839	-	4,046
Health Care	846,547	843,974	2,573	-
Industrials	244,931	244,931	-	-
Information Technology	1,293,563	1,274,905	5,893	12,765
Materials	66,466	66,466	-	-
Telecommunication Services	26,868	26,868	-	-
Utilities	5,762	5,762	-	-
Money Market Funds	86,065	86,065	-	-
Total Investments in Securities:	$ 3,666,401	$ 3,634,107	$ 8,466	$ 23,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $67,045) - See accompanying schedule: Unaffiliated issuers (cost $2,073,805)	$ 3,580,336
Fidelity Central Funds (cost $86,065)	86,065
Total Investments (cost $2,159,870)		$ 3,666,401
Foreign currency held at value (cost $534)		534
Receivable for investments sold		12,755
Receivable for fund shares sold		1,936
Dividends receivable		2,202
Distributions receivable from Fidelity Central Funds		73
Prepaid expenses		1
Other receivables		128
Total assets		3,684,030

Liabilities
Payable for investments purchased	$ 6,810
Payable for fund shares redeemed	5,397
Accrued management fee	1,773
Distribution and service plan fees payable	970
Other affiliated payables	663
Other payables and accrued expenses	186
Collateral on securities loaned, at value	69,680
Total liabilities		85,479

Net Assets		$ 3,598,551
Net Assets consist of:
Paid in capital		$ 2,096,366
Accumulated net investment loss		(6,828)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,481
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,506,532
Net Assets		$ 3,598,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($665,266 ÷ 9,957.74 shares)	$ 66.81

Maximum offering price per share (100/94.25 of $66.81)	$ 70.89
Class T: Net Asset Value and redemption price per share ($1,518,988 ÷ 22,750.75 shares)	$ 66.77

Maximum offering price per share (100/96.50 of $66.77)	$ 69.19
Class B: Net Asset Value and offering price per share ($6,972 ÷ 114.01 shares)A	$ 61.15

Class C: Net Asset Value and offering price per share ($233,646 ÷ 3,793.36 shares)A	$ 61.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,170,776 ÷ 16,752.71 shares)	$ 69.89

Class Z: Net Asset Value, offering price and redemption price per share ($2,903 ÷ 41.43 shares)	$ 70.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 16,220
Income from Fidelity Central Funds		374
Total income		16,594

Expenses
Management fee Basic fee	$ 10,182
Performance adjustment	245
Transfer agent fees	3,515
Distribution and service plan fees	5,747
Accounting and security lending fees	525
Custodian fees and expenses	22
Independent trustees' compensation	8
Registration fees	81
Audit	34
Legal	5
Interest	9
Miscellaneous	14
Total expenses before reductions	20,387
Expense reductions	(16)	20,371
Net investment income (loss)		(3,777)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,995
Foreign currency transactions	(10)
Total net realized gain (loss)		107,985
Change in net unrealized appreciation (depreciation) on: Investment securities	85,327
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		85,329
Net gain (loss)		193,314
Net increase (decrease) in net assets resulting from operations		$ 189,537

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,777)	$ (7,776)
Net realized gain (loss)	107,985	148,379
Change in net unrealized appreciation (depreciation)	85,329	368,352
Net increase (decrease) in net assets resulting from operations	189,537	508,955
Share transactions - net increase (decrease)	(323,733)	(40,304)
Total increase (decrease) in net assets	(134,196)	468,651

Net Assets
Beginning of period	3,732,747	3,264,096
End of period (including accumulated net investment loss of $6,828 and accumulated net investment loss of $3,051, respectively)	$ 3,598,551	$ 3,732,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 63.52	$ 54.89	$ 41.34	$ 35.39	$ 32.30	$ 26.30
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11)	(.10)	(.11)	(.08)	- I
Net realized and unrealized gain (loss)	3.34	8.74	13.65	6.06	3.17	6.13
Total from investment operations	3.29	8.63	13.55	5.95	3.09	6.13
Distributions from net investment income	-	-	-	-	-	(.11)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	-	-	-	-	-	(.13)
Net asset value, end of period	$ 66.81	$ 63.52	$ 54.89	$ 41.34	$ 35.39	$ 32.30
Total ReturnB, C, D	5.18%	15.72%	32.78%	16.81%	9.57%	23.42%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06%A	1.08%	1.23%	1.30%	1.08%	.90%
Expenses net of fee waivers, if any	1.06%A	1.08%	1.23%	1.29%	1.08%	.90%
Expenses net of all reductions	1.06%A	1.08%	1.23%	1.29%	1.07%	.90%
Net investment income (loss)	(.16)%A	(.18)%	(.20)%	(.29)%	(.23)%	-% J
Supplemental Data
Net assets, end of period (in millions)	$ 665	$ 648	$ 555	$ 359	$ 267	$ 255
Portfolio turnover rateG	10% A	13%	17%	34%	31%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount represents less than .01%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 63.55	$ 55.04	$ 41.54	$ 35.62	$ 32.58	$ 26.52
Income from Investment Operations
Net investment income (loss) E	(.13)	(.24)	(.19)	(.19)	(.15)	(.06)
Net realized and unrealized gain (loss)	3.35	8.75	13.69	6.11	3.19	6.19
Total from investment operations	3.22	8.51	13.50	5.92	3.04	6.13
Distributions from net investment income	-	-	-	-	-	(.05)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	-	-	-	-	-	(.07)
Net asset value, end of period	$ 66.77	$ 63.55	$ 55.04	$ 41.54	$ 35.62	$ 32.58
Total ReturnB, C, D	5.07%	15.46%	32.50%	16.62%	9.33%	23.18%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29%A	1.31%	1.43%	1.48%	1.25%	1.10%
Expenses net of fee waivers, if any	1.29%A	1.31%	1.43%	1.48%	1.25%	1.10%
Expenses net of all reductions	1.28%A	1.31%	1.43%	1.48%	1.25%	1.09%
Net investment income (loss)	(.39)%A	(.40)%	(.40)%	(.48)%	(.40)%	(.20)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,519	$ 1,504	$ 1,426	$ 1,187	$ 1,102	$ 1,126
Portfolio turnover rateG	10% A	13%	17%	34%	31%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.39	$ 50.87	$ 38.62	$ 33.31	$ 30.64	$ 25.01
Income from Investment Operations
Net investment income (loss) E	(.30)	(.55)	(.44)	(.39)	(.33)	(.21)
Net realized and unrealized gain (loss)	3.06	8.07	12.69	5.70	3.00	5.84
Total from investment operations	2.76	7.52	12.25	5.31	2.67	5.63
Net asset value, end of period	$ 61.15	$ 58.39	$ 50.87	$ 38.62	$ 33.31	$ 30.64
Total ReturnB, C, D	4.73%	14.78%	31.72%	15.94%	8.71%	22.51%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90%A	1.92%	2.03%	2.07%	1.83%	1.66%
Expenses net of fee waivers, if any	1.90%A	1.92%	2.03%	2.05%	1.83%	1.66%
Expenses net of all reductions	1.90%A	1.92%	2.03%	2.05%	1.83%	1.65%
Net investment income (loss)	(1.01)%A	(1.02)%	(1.00)%	(1.05)%	(.98)%	(.76)%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 9	$ 12	$ 13	$ 14	$ 18
Portfolio turnover rateG	10% A	13%	17%	34%	31%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.78	$ 51.17	$ 38.83	$ 33.48	$ 30.79	$ 25.14
Income from Investment Operations
Net investment income (loss) E	(.27)	(.50)	(.42)	(.38)	(.33)	(.21)
Net realized and unrealized gain (loss)	3.08	8.11	12.76	5.73	3.02	5.86
Total from investment operations	2.81	7.61	12.34	5.35	2.69	5.65
Net asset value, end of period	$ 61.59	$ 58.78	$ 51.17	$ 38.83	$ 33.48	$ 30.79
Total ReturnB, C, D	4.78%	14.87%	31.78%	15.98%	8.74%	22.47%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80%A	1.83%	1.96%	2.04%	1.82%	1.65%
Expenses net of fee waivers, if any	1.80%A	1.83%	1.96%	2.03%	1.82%	1.65%
Expenses net of all reductions	1.80%A	1.83%	1.96%	2.02%	1.82%	1.65%
Net investment income (loss)	(.91)%A	(.93)%	(.93)%	(1.02)%	(.97)%	(.75)%
Supplemental Data
Net assets, end of period (in millions)	$ 234	$ 212	$ 159	$ 71	$ 47	$ 41
Portfolio turnover rateG	10% A	13%	17%	34%	31%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 66.35	$ 57.18	$ 42.94	$ 36.63	$ 33.33	$ 27.11
Income from Investment Operations
Net investment income (loss) D	.04	.05	.05	.01	.05	.10
Net realized and unrealized gain (loss)	3.50	9.12	14.19	6.30	3.25	6.33
Total from investment operations	3.54	9.17	14.24	6.31	3.30	6.43
Distributions from net investment income	-	-	-	-	-	(.19)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	-	-	-	-	-	(.21)
Net asset value, end of period	$ 69.89	$ 66.35	$ 57.18	$ 42.94	$ 36.63	$ 33.33
Total ReturnB, C	5.34%	16.04%	33.16%	17.23%	9.90%	23.86%
Ratios to Average Net Assets E, G
Expenses before reductions	.78%A	.81%	.93%	.97%	.72%	.57%
Expenses net of fee waivers, if any	.78%A	.81%	.93%	.97%	.72%	.57%
Expenses net of all reductions	.78%A	.81%	.93%	.97%	.72%	.56%
Net investment income (loss)	.12%A	.09%	.09%	.04%	.13%	.33%
Supplemental Data
Net assets, end of period (in millions)	$ 1,171	$ 1,357	$ 1,112	$ 475	$ 215	$ 118
Portfolio turnover rateF	10% A	13%	17%	34%	31%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 66.48	$ 57.20	$ 53.30
Income from Investment Operations
Net investment income (loss) D	.08	.14	.02
Net realized and unrealized gain (loss)	3.51	9.14	3.88
Total from investment operations	3.59	9.28	3.90
Net asset value, end of period	$ 70.07	$ 66.48	$ 57.20
Total ReturnB, C	5.40%	16.22%	7.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.65%A	.67%	.78%A
Expenses net of fee waivers, if any	.65%A	.67%	.78%A
Expenses net of all reductions	.65%A	.67%	.78%A
Net investment income (loss)	.25%A	.24%	.14%A
Supplemental Data
Net assets, end of period ((000) omitted)	$ 2,903	$ 2,955	$ 107
Portfolio turnover rateF	10% A	13%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class, and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, capital loss carryforwards, and losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,622,086
Gross unrealized depreciation	(122,866)
Net unrealized appreciation (depreciation) on securities	$ 1,499,220

Tax cost	$ 2,167,181

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (98,447)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $185,618 and $523,587, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 821	$ 20
Class T	.25%	.25%	3,760	67
Class B	.75%	.25%	38	29
Class C	.75%	.25%	1,128	234
			$ 5,747	$ 350

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 72
Class T	24
Class B*	1
Class C*	11
$ 108

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 685.21
Class T	1,401.19
Class B	12.30
Class C	231.21
Institutional Class	1,185.18
Class Z	1.05
	$ 3,515

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 48,280.35%		$ 9

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $122. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $361, including $7 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16 for the period.

Semiannual Report

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	1,013	3,210	$ 65,331	$ 185,879
Shares redeemed	(1,255)	(3,125)	(81,266)	(181,042)
Net increase (decrease)	(242)	85	$ (15,935)	$ 4,837
Class T
Shares sold	1,148	2,463	$ 73,897	$ 142,596
Shares redeemed	(2,055)	(4,710)	(132,774)	(273,249)
Net increase (decrease)	(907)	(2,247)	$ (58,877)	$ (130,653)
Class B
Shares sold	1	9	$ 60	$ 456
Shares redeemed	(35)	(101)	(2,052)	(5,359)
Net increase (decrease)	(34)	(92)	$ (1,992)	$ (4,903)
Class C
Shares sold	569	1,386	$ 33,685	$ 74,498
Shares redeemed	(388)	(882)	(23,219)	(47,157)
Net increase (decrease)	181	504	$ 10,466	$ 27,341
Institutional Class
Shares sold	1,729	6,174	$ 116,095	$ 372,705
Shares redeemed	(5,436)	(5,157)	(373,282)	(312,379)
Net increase (decrease)	(3,707)	1,017	$ (257,187)	$ 60,326
Class Z
Shares sold	1	43	$ 82	$ 2,754
Shares redeemed	(4)	- A	(290)	(6)
Net increase (decrease)	(3)	43	$ (208)	$ 2,748

A Amount represents ninety shares

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

GOI-USAN-0715
1.786794.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Growth Opportunities

Fund - Class Z

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.06%
Actual		$ 1,000.00	$ 1,051.80	$ 5.42
HypotheticalA		$ 1,000.00	$ 1,019.65	$ 5.34
Class T	1.29%
Actual		$ 1,000.00	$ 1,050.70	$ 6.60
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.49
Class B	1.90%
Actual		$ 1,000.00	$ 1,047.30	$ 9.70
HypotheticalA		$ 1,000.00	$ 1,015.46	$ 9.55
Class C	1.80%
Actual		$ 1,000.00	$ 1,047.80	$ 9.19
HypotheticalA		$ 1,000.00	$ 1,015.96	$ 9.05
Institutional Class	.78%
Actual		$ 1,000.00	$ 1,053.40	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Class Z	.65%
Actual		$ 1,000.00	$ 1,054.00	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.6	6.2
Salesforce.com, Inc.	4.5	3.8
Regeneron Pharmaceuticals, Inc.	4.3	3.7
Google, Inc. Class A	2.3	2.3
Isis Pharmaceuticals, Inc.	2.2	1.8
Google, Inc. Class C	2.2	2.3
Facebook, Inc. Class A	2.1	2.1
Seattle Genetics, Inc.	2.0	1.6
Alkermes PLC	2.0	1.8
Microsoft Corp.	1.9	2.0
	30.1
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.0	35.8
Health Care	23.5	21.2
Consumer Discretionary	16.0	15.6
Consumer Staples	8.4	9.7
Industrials	6.8	7.4
Asset Allocation (% of fund's net assets)
As of May 31, 2015 *		As of November 30, 2014 **
	Stocks 98.8%		Stocks 99.4%
	Convertible Securities 0.7%		Convertible Securities 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 0.5%		Short-Term Investments and Net Other Assets (Liabilities) 0.2%
* Foreign investments	6.8%	** Foreign investments	6.9%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 0.2%
Tenneco, Inc. (a)	114,700	$ 6,735
Automobiles - 0.5%
Mahindra & Mahindra Ltd. (a)	183,272	3,617
Tesla Motors, Inc. (a)(d)	58,900	14,772
		18,389
Hotels, Restaurants & Leisure - 2.7%
Arcos Dorados Holdings, Inc. Class A (d)	222,600	1,227
Buffalo Wild Wings, Inc. (a)	60,600	9,252
Chipotle Mexican Grill, Inc. (a)	25,700	15,819
Chuy's Holdings, Inc. (a)	135,800	3,529
Dunkin' Brands Group, Inc.	174,300	9,301
Las Vegas Sands Corp.	126,292	6,419
McDonald's Corp.	127,900	12,269
Panera Bread Co. Class A (a)	21,300	3,877
Starbucks Corp.	595,000	30,916
Starwood Hotels & Resorts Worldwide, Inc.	57,700	4,775
		97,384
Household Durables - 0.3%
Lennar Corp. Class A	122,800	5,726
Toll Brothers, Inc. (a)	4,600	166
Tupperware Brands Corp.	51,500	3,386
		9,278
Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	133,200	57,173
Priceline Group, Inc. (a)	12,800	15,002
		72,175
Media - 4.0%
AMC Networks, Inc. Class A (a)	151,900	11,938
Comcast Corp. Class A	990,200	57,887
IMAX Corp. (a)	362,900	14,639
Liberty Global PLC Class A (a)	158,600	9,124
Lions Gate Entertainment Corp. (d)	227,400	7,525
The Walt Disney Co.	239,400	26,423
Twenty-First Century Fox, Inc. Class A	407,500	13,692
Zee Entertainment Enterprises Ltd.	721,462	3,664
		144,892
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.3%
Dollar General Corp.	129,800	$ 9,422
Target Corp.	39,300	3,117
		12,539
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	113,400	2,321
Bed Bath & Beyond, Inc. (a)	61,000	4,351
CarMax, Inc. (a)	197,700	14,045
DSW, Inc. Class A	126,100	4,369
Five Below, Inc. (a)	113,600	3,777
GNC Holdings, Inc.	79,900	3,559
Home Depot, Inc.	261,400	29,125
Lumber Liquidators Holdings, Inc. (a)(d)	395,200	8,062
TJX Companies, Inc.	212,900	13,707
		83,316
Textiles, Apparel & Luxury Goods - 3.7%
Deckers Outdoor Corp. (a)	87,500	5,963
Fossil Group, Inc. (a)	138,700	9,849
Kate Spade & Co. (a)	195,300	4,840
lululemon athletica, Inc. (a)	921,716	55,109
Michael Kors Holdings Ltd. (a)	201,600	9,374
NIKE, Inc. Class B	145,900	14,834
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	235,000	24,879
Under Armour, Inc. Class A (sub. vtg.) (a)	91,700	7,190
		132,038
TOTAL CONSUMER DISCRETIONARY		576,746
CONSUMER STAPLES - 8.2%
Beverages - 1.7%
Monster Beverage Corp. (a)	134,900	17,170
PepsiCo, Inc.	168,200	16,220
SABMiller PLC	89,300	4,769
The Coca-Cola Co.	604,300	24,752
		62,911
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	248,300	35,405
CVS Health Corp.	262,000	26,824
Wal-Mart Stores, Inc.	31,780	2,360
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.	227,800	$ 19,554
Whole Foods Market, Inc.	197,900	8,161
		92,304
Food Products - 1.5%
Bunge Ltd.	59,600	5,517
Keurig Green Mountain, Inc.	414,200	35,721
Mead Johnson Nutrition Co. Class A	97,100	9,448
Mondelez International, Inc.	117,800	4,899
		55,585
Household Products - 0.6%
Procter & Gamble Co.	194,200	15,223
Svenska Cellulosa AB (SCA) (B Shares)	248,400	6,479
		21,702
Personal Products - 0.3%
Avon Products, Inc.	100,242	674
Herbalife Ltd. (a)	167,800	8,731
		9,405
Tobacco - 1.5%
Altria Group, Inc.	588,100	30,111
Lorillard, Inc.	74,700	5,414
Philip Morris International, Inc.	227,750	18,919
		54,444
TOTAL CONSUMER STAPLES		296,351
ENERGY - 2.6%
Energy Equipment & Services - 0.8%
FMC Technologies, Inc. (a)	90,340	3,775
Halliburton Co.	111,600	5,067
National Oilwell Varco, Inc.	79,188	3,895
Schlumberger Ltd.	170,000	15,431
		28,168
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	74,000	6,187
Cabot Oil & Gas Corp.	209,100	7,101
Chesapeake Energy Corp. (d)	159,764	2,254
Concho Resources, Inc. (a)	56,900	6,845
Continental Resources, Inc. (a)	142,200	6,479
EOG Resources, Inc.	38,800	3,441
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Golar LNG Ltd.	28,700	$ 1,364
Hess Corp.	117,200	7,913
Noble Energy, Inc.	99,400	4,352
Occidental Petroleum Corp.	156,900	12,268
PDC Energy, Inc. (a)	47,100	2,809
Range Resources Corp.	16,300	903
Southwestern Energy Co. (a)	82,100	2,116
		64,032
TOTAL ENERGY		92,200
FINANCIALS - 3.3%
Banks - 1.1%
Bank of America Corp.	280,800	4,633
Citigroup, Inc.	99,700	5,392
HDFC Bank Ltd. sponsored ADR	146,100	8,710
JPMorgan Chase & Co.	189,400	12,459
Signature Bank (a)	21,300	2,975
Wells Fargo & Co.	117,800	6,592
		40,761
Capital Markets - 0.7%
BlackRock, Inc. Class A	9,900	3,621
Charles Schwab Corp.	444,900	14,081
Goldman Sachs Group, Inc.	23,191	4,782
T. Rowe Price Group, Inc.	29,300	2,364
		24,848
Consumer Finance - 1.4%
American Express Co.	471,700	37,604
Discover Financial Services	241,633	14,080
		51,684
Diversified Financial Services - 0.1%
BM&F BOVESPA SA	722,258	2,546
TOTAL FINANCIALS		119,839
HEALTH CARE - 23.5%
Biotechnology - 20.3%
ACADIA Pharmaceuticals, Inc. (a)(d)	194,600	8,018
Agios Pharmaceuticals, Inc. (a)(d)	75,400	9,200
Alexion Pharmaceuticals, Inc. (a)	49,400	8,094
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Alkermes PLC (a)	1,170,200	$ 71,499
Alnylam Pharmaceuticals, Inc. (a)	226,100	29,639
Amarin Corp. PLC ADR (a)(d)	1,882,400	4,348
Amgen, Inc.	215,800	33,721
Asterias Biotherapeutics, Inc. (a)(d)	50,950	572
aTyr Pharma, Inc. (a)	124,876	2,573
Avalanche Biotechnologies, Inc. (a)	19,500	727
Biogen, Inc. (a)	76,600	30,409
BioTime, Inc. warrants 10/1/18 (a)	62,345	118
bluebird bio, Inc. (a)	116,600	22,650
Celgene Corp. (a)	104,170	11,921
Celldex Therapeutics, Inc. (a)	203,400	5,872
Cepheid, Inc. (a)	128,653	7,098
Clovis Oncology, Inc. (a)	40,100	3,707
Esperion Therapeutics, Inc. (a)	77,500	8,332
Exelixis, Inc. (a)(d)	1,633,111	5,144
Geron Corp. (a)	1,153,100	4,451
Gilead Sciences, Inc.	499,100	56,034
ImmunoGen, Inc. (a)(d)	524,651	4,711
Immunomedics, Inc. (a)(d)	1,276,987	4,929
Insmed, Inc. (a)	311,800	6,841
Intercept Pharmaceuticals, Inc. (a)	8,535	2,178
Ironwood Pharmaceuticals, Inc. Class A (a)	214,500	3,027
Isis Pharmaceuticals, Inc. (a)(d)	1,188,153	79,986
Lexicon Pharmaceuticals, Inc. (a)	910,800	6,403
Merrimack Pharmaceuticals, Inc. (a)(d)	591,500	6,980
Ophthotech Corp. (a)	70,500	3,526
Prothena Corp. PLC (a)	123,802	4,883
Receptos, Inc. (a)	100,900	16,637
Regeneron Pharmaceuticals, Inc. (a)	300,200	153,871
Regulus Therapeutics, Inc. (a)	318,000	4,490
Rigel Pharmaceuticals, Inc. (a)	667,248	2,329
Seattle Genetics, Inc. (a)(d)	1,665,767	71,778
Spark Therapeutics, Inc.	3,500	258
TG Therapeutics, Inc. (a)(d)	487,400	7,672
Transition Therapeutics, Inc. (a)	969,697	7,506
uniQure B.V. (a)	4,600	132
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Vertex Pharmaceuticals, Inc. (a)	64,790	$ 8,312
XOMA Corp. (a)(d)	2,503,800	8,813
		729,389
Health Care Equipment & Supplies - 0.4%
Abbott Laboratories	84,200	4,092
Baxter International, Inc.	37,600	2,505
Zeltiq Aesthetics, Inc. (a)	256,300	7,038
		13,635
Health Care Providers & Services - 0.6%
Accretive Health, Inc. (a)	562,100	3,024
BioScrip, Inc. (a)(d)	747,100	2,652
Express Scripts Holding Co. (a)	117,967	10,280
McKesson Corp.	30,700	7,283
		23,239
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	260,200	3,661
athenahealth, Inc. (a)(d)	86,100	10,039
Castlight Health, Inc. Class B (a)	116,700	1,019
		14,719
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	68,900	14,199
Pharmaceuticals - 1.4%
AbbVie, Inc.	147,300	9,809
AcelRx Pharmaceuticals, Inc. (a)(d)	714,917	2,502
Actavis PLC (a)	75,090	23,038
Cempra, Inc. (a)	167,568	6,151
Intra-Cellular Therapies, Inc. (a)	36,700	963
Johnson & Johnson	35,600	3,565
Mylan N.V.	73,500	5,338
		51,366
TOTAL HEALTH CARE		846,547
INDUSTRIALS - 6.8%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	118,600	12,358
The Boeing Co.	72,600	10,202
		22,560
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.6%
FedEx Corp.	72,100	$ 12,489
United Parcel Service, Inc. Class B	109,900	10,904
		23,393
Airlines - 2.1%
American Airlines Group, Inc.	231,600	9,813
Delta Air Lines, Inc.	144,800	6,215
Southwest Airlines Co.	496,300	18,388
Spirit Airlines, Inc. (a)	288,600	18,346
United Continental Holdings, Inc. (a)	396,800	21,661
		74,423
Building Products - 0.1%
Caesarstone Sdot-Yam Ltd.	36,100	2,232
Industrial Conglomerates - 1.0%
3M Co.	65,200	10,372
Danaher Corp.	231,600	19,992
General Electric Co.	210,200	5,732
		36,096
Machinery - 0.3%
Caterpillar, Inc.	68,000	5,802
Cummins, Inc.	27,700	3,755
		9,557
Road & Rail - 2.1%
CSX Corp.	85,100	2,900
Genesee & Wyoming, Inc. Class A (a)	77,000	6,340
Hertz Global Holdings, Inc. (a)	719,900	14,319
J.B. Hunt Transport Services, Inc.	103,100	8,662
Kansas City Southern	71,900	6,507
Union Pacific Corp.	376,000	37,942
		76,670
TOTAL INDUSTRIALS		244,931
INFORMATION TECHNOLOGY - 35.6%
Communications Equipment - 1.5%
Infinera Corp. (a)	1,021,081	21,075
QUALCOMM, Inc.	492,665	34,329
		55,404
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.5%
IPG Photonics Corp. (a)(d)	94,000	$ 8,915
Trimble Navigation Ltd. (a)	378,500	8,872
		17,787
Internet Software & Services - 8.4%
Akamai Technologies, Inc. (a)	174,300	13,294
Alibaba Group Holding Ltd. sponsored ADR	51,700	4,618
Cornerstone OnDemand, Inc. (a)	247,800	7,714
eBay, Inc. (a)	141,900	8,707
Facebook, Inc. Class A (a)	959,541	75,986
Google, Inc.:
Class A (a)	148,565	81,015
Class C	149,975	79,803
LinkedIn Corp. Class A (a)	17,800	3,470
Opower, Inc. (a)	36,700	435
Qihoo 360 Technology Co. Ltd. ADR (a)	73,500	3,826
Rackspace Hosting, Inc. (a)	93,102	3,732
Tencent Holdings Ltd.	295,500	5,893
Twitter, Inc. (a)	121,400	4,452
Web.com Group, Inc. (a)	256,700	5,819
Wix.com Ltd. (a)	79,900	1,990
		300,754
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A (a)	137,132	8,875
IBM Corp.	111,200	18,865
MasterCard, Inc. Class A	492,200	45,410
Visa, Inc. Class A	918,900	63,110
		136,260
Semiconductors & Semiconductor Equipment - 4.4%
Applied Materials, Inc.	199,300	4,012
Applied Micro Circuits Corp. (a)	1,315,100	8,403
Cavium, Inc. (a)	70,000	4,926
Cree, Inc. (a)(d)	738,200	22,353
Cypress Semiconductor Corp.	1,268,166	17,412
First Solar, Inc. (a)	115,600	5,746
Intel Corp.	96,100	3,312
Mellanox Technologies Ltd. (a)	187,300	9,425
Micron Technology, Inc. (a)	91,100	2,544
NVIDIA Corp.	1,658,730	36,708
Rambus, Inc. (a)	946,400	14,470
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Silicon Laboratories, Inc. (a)	447,800	$ 24,826
Xilinx, Inc.	58,800	2,788
		156,925
Software - 10.1%
Adobe Systems, Inc. (a)	123,700	9,783
Citrix Systems, Inc. (a)	34,300	2,230
Fortinet, Inc. (a)	214,300	8,585
Interactive Intelligence Group, Inc. (a)(d)	194,800	8,421
Intuit, Inc.	107,600	11,207
Microsoft Corp.	1,475,400	69,137
NetSuite, Inc. (a)	126,100	11,780
Oracle Corp.	318,900	13,869
Qlik Technologies, Inc. (a)	144,174	5,215
Red Hat, Inc. (a)	504,430	38,977
Salesforce.com, Inc. (a)	2,222,900	161,716
ServiceNow, Inc. (a)	130,700	10,013
Splunk, Inc. (a)	39,700	2,685
TiVo, Inc. (a)	253,300	2,667
VMware, Inc. Class A (a)	27,700	2,419
Workday, Inc. Class A (a)	58,700	4,633
		363,337
Technology Hardware, Storage & Peripherals - 6.9%
3D Systems Corp. (a)(d)	35,700	781
Apple, Inc.	1,832,606	238,753
Nimble Storage, Inc. (a)(d)	294,600	7,624
SanDisk Corp.	46,400	3,173
		250,331
TOTAL INFORMATION TECHNOLOGY		1,280,798
MATERIALS - 1.9%
Chemicals - 1.4%
E.I. du Pont de Nemours & Co.	95,800	6,803
Monsanto Co.	337,600	39,492
The Mosaic Co.	93,800	4,301
		50,596
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	87,000	$ 5,667
Sealed Air Corp.	209,500	10,203
		15,870
TOTAL MATERIALS		66,466
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	91,200	5,060
Verizon Communications, Inc.	168,300	8,321
		13,381
Wireless Telecommunication Services - 0.4%
RingCentral, Inc. (a)	372,600	6,368
T-Mobile U.S., Inc. (a)	183,100	7,119
		13,487
TOTAL TELECOMMUNICATION SERVICES		26,868
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	141,500	3,566
Ormat Technologies, Inc. (d)	59,200	2,196
		5,762
TOTAL COMMON STOCKS (Cost $2,050,568)		3,556,508
Convertible Preferred Stocks - 0.7%

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (e)	217,605	2,900
Tobacco - 0.1%
PAX Labs, Inc. Series C (e)	1,069,313	4,117
TOTAL CONSUMER STAPLES		7,017
FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. Series G (e)	1,081,736	4,046
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.2%
Uber Technologies, Inc. Series D, 8.00% (e)	221,104	$ 7,367
Software - 0.2%
Cloudera, Inc. Series F (a)(e)	41,786	891
MongoDB, Inc. Series F, 8.00% (a)(e)	515,124	4,507
		5,398
TOTAL INFORMATION TECHNOLOGY		12,765
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $23,237)		23,828
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.15% (b)	16,384,804	16,385
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	69,679,558	69,680
TOTAL MONEY MARKET FUNDS (Cost $86,065)		86,065
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $2,159,870)		3,666,401
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(67,850)
NET ASSETS - 100%		$ 3,598,551
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,827,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Blue Apron, Inc. Series D	5/18/15	$ 2,900
Security	Acquisition Date	Acquisition Cost (000s)
Cloudera, Inc. Series F	2/5/14	$ 608
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 8,615
PAX Labs, Inc. Series C	5/22/15	$ 4,117
Redfin Corp. Series G	12/16/14	$ 3,567
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 3,430
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 13
Fidelity Securities Lending Cash Central Fund	361
Total	$ 374
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 576,746	$ 576,746	$ -	$ -
Consumer Staples	303,368	296,351	-	7,017
Energy	92,200	92,200	-	-
Financials	123,885	119,839	-	4,046
Health Care	846,547	843,974	2,573	-
Industrials	244,931	244,931	-	-
Information Technology	1,293,563	1,274,905	5,893	12,765
Materials	66,466	66,466	-	-
Telecommunication Services	26,868	26,868	-	-
Utilities	5,762	5,762	-	-
Money Market Funds	86,065	86,065	-	-
Total Investments in Securities:	$ 3,666,401	$ 3,634,107	$ 8,466	$ 23,828

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $67,045) - See accompanying schedule: Unaffiliated issuers (cost $2,073,805)	$ 3,580,336
Fidelity Central Funds (cost $86,065)	86,065
Total Investments (cost $2,159,870)		$ 3,666,401
Foreign currency held at value (cost $534)		534
Receivable for investments sold		12,755
Receivable for fund shares sold		1,936
Dividends receivable		2,202
Distributions receivable from Fidelity Central Funds		73
Prepaid expenses		1
Other receivables		128
Total assets		3,684,030

Liabilities
Payable for investments purchased	$ 6,810
Payable for fund shares redeemed	5,397
Accrued management fee	1,773
Distribution and service plan fees payable	970
Other affiliated payables	663
Other payables and accrued expenses	186
Collateral on securities loaned, at value	69,680
Total liabilities		85,479

Net Assets		$ 3,598,551
Net Assets consist of:
Paid in capital		$ 2,096,366
Accumulated net investment loss		(6,828)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,481
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,506,532
Net Assets		$ 3,598,551

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($665,266 ÷ 9,957.74 shares)	$ 66.81

Maximum offering price per share (100/94.25 of $66.81)	$ 70.89
Class T: Net Asset Value and redemption price per share ($1,518,988 ÷ 22,750.75 shares)	$ 66.77

Maximum offering price per share (100/96.50 of $66.77)	$ 69.19
Class B: Net Asset Value and offering price per share ($6,972 ÷ 114.01 shares)A	$ 61.15

Class C: Net Asset Value and offering price per share ($233,646 ÷ 3,793.36 shares)A	$ 61.59

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,170,776 ÷ 16,752.71 shares)	$ 69.89

Class Z: Net Asset Value, offering price and redemption price per share ($2,903 ÷ 41.43 shares)	$ 70.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 16,220
Income from Fidelity Central Funds		374
Total income		16,594

Expenses
Management fee Basic fee	$ 10,182
Performance adjustment	245
Transfer agent fees	3,515
Distribution and service plan fees	5,747
Accounting and security lending fees	525
Custodian fees and expenses	22
Independent trustees' compensation	8
Registration fees	81
Audit	34
Legal	5
Interest	9
Miscellaneous	14
Total expenses before reductions	20,387
Expense reductions	(16)	20,371
Net investment income (loss)		(3,777)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	107,995
Foreign currency transactions	(10)
Total net realized gain (loss)		107,985
Change in net unrealized appreciation (depreciation) on: Investment securities	85,327
Assets and liabilities in foreign currencies	2
Total change in net unrealized appreciation (depreciation)		85,329
Net gain (loss)		193,314
Net increase (decrease) in net assets resulting from operations		$ 189,537

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (3,777)	$ (7,776)
Net realized gain (loss)	107,985	148,379
Change in net unrealized appreciation (depreciation)	85,329	368,352
Net increase (decrease) in net assets resulting from operations	189,537	508,955
Share transactions - net increase (decrease)	(323,733)	(40,304)
Total increase (decrease) in net assets	(134,196)	468,651

Net Assets
Beginning of period	3,732,747	3,264,096
End of period (including accumulated net investment loss of $6,828 and accumulated net investment loss of $3,051, respectively)	$ 3,598,551	$ 3,732,747

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 63.52	$ 54.89	$ 41.34	$ 35.39	$ 32.30	$ 26.30
Income from Investment Operations
Net investment income (loss) E	(.05)	(.11)	(.10)	(.11)	(.08)	- I
Net realized and unrealized gain (loss)	3.34	8.74	13.65	6.06	3.17	6.13
Total from investment operations	3.29	8.63	13.55	5.95	3.09	6.13
Distributions from net investment income	-	-	-	-	-	(.11)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	-	-	-	-	-	(.13)
Net asset value, end of period	$ 66.81	$ 63.52	$ 54.89	$ 41.34	$ 35.39	$ 32.30
Total ReturnB, C, D	5.18%	15.72%	32.78%	16.81%	9.57%	23.42%
Ratios to Average Net Assets F, H
Expenses before reductions	1.06%A	1.08%	1.23%	1.30%	1.08%	.90%
Expenses net of fee waivers, if any	1.06%A	1.08%	1.23%	1.29%	1.08%	.90%
Expenses net of all reductions	1.06%A	1.08%	1.23%	1.29%	1.07%	.90%
Net investment income (loss)	(.16)%A	(.18)%	(.20)%	(.29)%	(.23)%	-% J
Supplemental Data
Net assets, end of period (in millions)	$ 665	$ 648	$ 555	$ 359	$ 267	$ 255
Portfolio turnover rateG	10% A	13%	17%	34%	31%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Amount represents less than .01%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 63.55	$ 55.04	$ 41.54	$ 35.62	$ 32.58	$ 26.52
Income from Investment Operations
Net investment income (loss) E	(.13)	(.24)	(.19)	(.19)	(.15)	(.06)
Net realized and unrealized gain (loss)	3.35	8.75	13.69	6.11	3.19	6.19
Total from investment operations	3.22	8.51	13.50	5.92	3.04	6.13
Distributions from net investment income	-	-	-	-	-	(.05)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	-	-	-	-	-	(.07)
Net asset value, end of period	$ 66.77	$ 63.55	$ 55.04	$ 41.54	$ 35.62	$ 32.58
Total ReturnB, C, D	5.07%	15.46%	32.50%	16.62%	9.33%	23.18%
Ratios to Average Net Assets F, H
Expenses before reductions	1.29%A	1.31%	1.43%	1.48%	1.25%	1.10%
Expenses net of fee waivers, if any	1.29%A	1.31%	1.43%	1.48%	1.25%	1.10%
Expenses net of all reductions	1.28%A	1.31%	1.43%	1.48%	1.25%	1.09%
Net investment income (loss)	(.39)%A	(.40)%	(.40)%	(.48)%	(.40)%	(.20)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,519	$ 1,504	$ 1,426	$ 1,187	$ 1,102	$ 1,126
Portfolio turnover rateG	10% A	13%	17%	34%	31%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.39	$ 50.87	$ 38.62	$ 33.31	$ 30.64	$ 25.01
Income from Investment Operations
Net investment income (loss) E	(.30)	(.55)	(.44)	(.39)	(.33)	(.21)
Net realized and unrealized gain (loss)	3.06	8.07	12.69	5.70	3.00	5.84
Total from investment operations	2.76	7.52	12.25	5.31	2.67	5.63
Net asset value, end of period	$ 61.15	$ 58.39	$ 50.87	$ 38.62	$ 33.31	$ 30.64
Total ReturnB, C, D	4.73%	14.78%	31.72%	15.94%	8.71%	22.51%
Ratios to Average Net Assets F, H
Expenses before reductions	1.90%A	1.92%	2.03%	2.07%	1.83%	1.66%
Expenses net of fee waivers, if any	1.90%A	1.92%	2.03%	2.05%	1.83%	1.66%
Expenses net of all reductions	1.90%A	1.92%	2.03%	2.05%	1.83%	1.65%
Net investment income (loss)	(1.01)%A	(1.02)%	(1.00)%	(1.05)%	(.98)%	(.76)%
Supplemental Data
Net assets, end of period (in millions)	$ 7	$ 9	$ 12	$ 13	$ 14	$ 18
Portfolio turnover rateG	10% A	13%	17%	34%	31%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 58.78	$ 51.17	$ 38.83	$ 33.48	$ 30.79	$ 25.14
Income from Investment Operations
Net investment income (loss) E	(.27)	(.50)	(.42)	(.38)	(.33)	(.21)
Net realized and unrealized gain (loss)	3.08	8.11	12.76	5.73	3.02	5.86
Total from investment operations	2.81	7.61	12.34	5.35	2.69	5.65
Net asset value, end of period	$ 61.59	$ 58.78	$ 51.17	$ 38.83	$ 33.48	$ 30.79
Total ReturnB, C, D	4.78%	14.87%	31.78%	15.98%	8.74%	22.47%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80%A	1.83%	1.96%	2.04%	1.82%	1.65%
Expenses net of fee waivers, if any	1.80%A	1.83%	1.96%	2.03%	1.82%	1.65%
Expenses net of all reductions	1.80%A	1.83%	1.96%	2.02%	1.82%	1.65%
Net investment income (loss)	(.91)%A	(.93)%	(.93)%	(1.02)%	(.97)%	(.75)%
Supplemental Data
Net assets, end of period (in millions)	$ 234	$ 212	$ 159	$ 71	$ 47	$ 41
Portfolio turnover rateG	10% A	13%	17%	34%	31%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 66.35	$ 57.18	$ 42.94	$ 36.63	$ 33.33	$ 27.11
Income from Investment Operations
Net investment income (loss) D	.04	.05	.05	.01	.05	.10
Net realized and unrealized gain (loss)	3.50	9.12	14.19	6.30	3.25	6.33
Total from investment operations	3.54	9.17	14.24	6.31	3.30	6.43
Distributions from net investment income	-	-	-	-	-	(.19)
Distributions from net realized gain	-	-	-	-	-	(.02)
Total distributions	-	-	-	-	-	(.21)
Net asset value, end of period	$ 69.89	$ 66.35	$ 57.18	$ 42.94	$ 36.63	$ 33.33
Total ReturnB, C	5.34%	16.04%	33.16%	17.23%	9.90%	23.86%
Ratios to Average Net Assets E, G
Expenses before reductions	.78%A	.81%	.93%	.97%	.72%	.57%
Expenses net of fee waivers, if any	.78%A	.81%	.93%	.97%	.72%	.57%
Expenses net of all reductions	.78%A	.81%	.93%	.97%	.72%	.56%
Net investment income (loss)	.12%A	.09%	.09%	.04%	.13%	.33%
Supplemental Data
Net assets, end of period (in millions)	$ 1,171	$ 1,357	$ 1,112	$ 475	$ 215	$ 118
Portfolio turnover rateF	10% A	13%	17%	34%	31%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013G
Selected Per-Share Data
Net asset value, beginning of period	$ 66.48	$ 57.20	$ 53.30
Income from Investment Operations
Net investment income (loss) D	.08	.14	.02
Net realized and unrealized gain (loss)	3.51	9.14	3.88
Total from investment operations	3.59	9.28	3.90
Net asset value, end of period	$ 70.07	$ 66.48	$ 57.20
Total ReturnB, C	5.40%	16.22%	7.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.65%A	.67%	.78%A
Expenses net of fee waivers, if any	.65%A	.67%	.78%A
Expenses net of all reductions	.65%A	.67%	.78%A
Net investment income (loss)	.25%A	.24%	.14%A
Supplemental Data
Net assets, end of period ((000) omitted)	$ 2,903	$ 2,955	$ 107
Portfolio turnover rateF	10% A	13%	17%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class, and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, net operating losses, capital loss carryforwards, and losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,622,086
Gross unrealized depreciation	(122,866)
Net unrealized appreciation (depreciation) on securities	$ 1,499,220

Tax cost	$ 2,167,181

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (98,447)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities , other than short-term securities, aggregated $185,618 and $523,587, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to its benchmark index, the Russell 1000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .56% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 821	$ 20
Class T	.25%	.25%	3,760	67
Class B	.75%	.25%	38	29
Class C	.75%	.25%	1,128	234
			$ 5,747	$ 350

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 72
Class T	24
Class B*	1
Class C*	11
$ 108

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 685.21
Class T	1,401.19
Class B	12.30
Class C	231.21
Institutional Class	1,185.18
Class Z	1.05
	$ 3,515

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $13 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 48,280.35%		$ 9

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $122. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $361, including $7 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $16 for the period.

Semiannual Report

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	1,013	3,210	$ 65,331	$ 185,879
Shares redeemed	(1,255)	(3,125)	(81,266)	(181,042)
Net increase (decrease)	(242)	85	$ (15,935)	$ 4,837
Class T
Shares sold	1,148	2,463	$ 73,897	$ 142,596
Shares redeemed	(2,055)	(4,710)	(132,774)	(273,249)
Net increase (decrease)	(907)	(2,247)	$ (58,877)	$ (130,653)
Class B
Shares sold	1	9	$ 60	$ 456
Shares redeemed	(35)	(101)	(2,052)	(5,359)
Net increase (decrease)	(34)	(92)	$ (1,992)	$ (4,903)
Class C
Shares sold	569	1,386	$ 33,685	$ 74,498
Shares redeemed	(388)	(882)	(23,219)	(47,157)
Net increase (decrease)	181	504	$ 10,466	$ 27,341
Institutional Class
Shares sold	1,729	6,174	$ 116,095	$ 372,705
Shares redeemed	(5,436)	(5,157)	(373,282)	(312,379)
Net increase (decrease)	(3,707)	1,017	$ (257,187)	$ 60,326
Class Z
Shares sold	1	43	$ 82	$ 2,754
Shares redeemed	(4)	- A	(290)	(6)
Net increase (decrease)	(3)	43	$ (208)	$ 2,748

A Amount represents ninety shares

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

GOZ-USAN-0715
1.9585499.101
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Large Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.18%
Actual		$ 1,000.00	$ 1,031.20	$ 5.98
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 5.94
Class T	1.45%
Actual		$ 1,000.00	$ 1,029.90	$ 7.34
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.29
Class B	2.01%
Actual		$ 1,000.00	$ 1,026.60	$ 10.16
HypotheticalA		$ 1,000.00	$ 1,014.91	$ 10.10
Class C	1.94%
Actual		$ 1,000.00	$ 1,027.20	$ 9.80
HypotheticalA		$ 1,000.00	$ 1,015.26	$ 9.75
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,032.20	$ 4.71
HypotheticalA		$ 1,000.00	$ 1,020.29	$ 4.68

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.2	3.9
Apple, Inc.	3.6	3.8
General Electric Co.	3.2	2.8
Bank of America Corp.	2.6	2.2
Citigroup, Inc.	2.5	2.2
Microsoft Corp.	2.4	2.5
Target Corp.	2.2	2.3
QUALCOMM, Inc.	1.7	1.0
Comcast Corp. Class A (special) (non-vtg.)	1.7	1.8
Cisco Systems, Inc.	1.6	1.5
	25.7
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.0	21.1
Financials	21.6	19.9
Industrials	12.2	11.7
Health Care	12.1	10.8
Consumer Discretionary	9.9	9.7
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks 98.4%		Stocks 97.1%
	Convertible Securities† 0.0%		Convertible Securities† 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 1.6%		Short-Term Investments and Net Other Assets (Liabilities) 2.9%
* Foreign investments	10.6%	** Foreign investments	11.2%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Automobiles - 0.1%
Harley-Davidson, Inc.	23,000	$ 1,230,270
Diversified Consumer Services - 0.3%
H&R Block, Inc.	111,617	3,541,607
Hotels, Restaurants & Leisure - 1.1%
Interval Leisure Group, Inc.	29,800	775,396
Las Vegas Sands Corp.	58,500	2,973,555
Noodles & Co. (a)(d)	45,800	665,016
Yum! Brands, Inc.	129,038	11,627,614
		16,041,581
Household Durables - 0.3%
KB Home (d)	173,200	2,559,896
Taylor Morrison Home Corp. (a)	114,000	2,193,360
		4,753,256
Internet & Catalog Retail - 0.2%
Priceline Group, Inc. (a)	3,000	3,516,120
Leisure Products - 0.1%
NJOY, Inc. (a)(e)	115,947	935,692
Media - 4.2%
Comcast Corp. Class A (special) (non-vtg.)	403,037	23,376,146
Liberty Global PLC Class A (a)	46,300	2,663,639
Sinclair Broadcast Group, Inc. Class A (d)	131,300	3,944,252
Starz Series A (a)	102,200	4,288,312
Time Warner, Inc.	198,459	16,765,816
Viacom, Inc. Class B (non-vtg.)	115,100	7,697,888
		58,736,053
Multiline Retail - 2.2%
Target Corp.	383,940	30,454,121
Specialty Retail - 1.3%
Lowe's Companies, Inc.	239,779	16,779,734
Lumber Liquidators Holdings, Inc. (a)(d)	93,300	1,903,320
		18,683,054
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	24,700	1,148,550
TOTAL CONSUMER DISCRETIONARY		139,040,304
CONSUMER STAPLES - 7.4%
Beverages - 2.2%
Diageo PLC	261,473	7,256,068
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	46,440	$ 4,478,209
SABMiller PLC	84,500	4,512,494
The Coca-Cola Co.	364,975	14,949,376
		31,196,147
Food & Staples Retailing - 1.0%
CVS Health Corp.	70,311	7,198,440
Tesco PLC	236,900	772,431
Walgreens Boots Alliance, Inc.	64,855	5,567,153
		13,538,024
Household Products - 1.5%
Procter & Gamble Co.	263,552	20,659,841
Tobacco - 2.7%
British American Tobacco PLC sponsored ADR	124,131	13,743,784
Lorillard, Inc.	58,044	4,207,029
Philip Morris International, Inc.	166,529	13,833,564
Reynolds American, Inc.	83,900	6,439,325
		38,223,702
TOTAL CONSUMER STAPLES		103,617,714
ENERGY - 8.6%
Energy Equipment & Services - 1.3%
Ensco PLC Class A	286,150	6,724,525
Helmerich & Payne, Inc.	1,900	138,681
National Oilwell Varco, Inc.	39,832	1,959,336
Oceaneering International, Inc.	104,800	5,323,840
Schlumberger Ltd.	52,705	4,784,033
		18,930,415
Oil, Gas & Consumable Fuels - 7.3%
Amyris, Inc. (a)(d)	837,544	1,666,713
Anadarko Petroleum Corp.	25,300	2,115,333
Apache Corp.	187,810	11,238,550
Cabot Oil & Gas Corp.	105,300	3,575,988
Cairn Energy PLC (a)	448,985	1,163,844
Chevron Corp.	203,207	20,930,321
Cobalt International Energy, Inc. (a)	551,205	5,600,243
ConocoPhillips Co.	102,300	6,514,464
Golar LNG Ltd.	33,600	1,596,336
Imperial Oil Ltd.	220,200	8,637,308
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan, Inc.	72,900	$ 3,024,621
Legacy Reserves LP	57,900	581,316
Markwest Energy Partners LP	73,500	4,750,305
Noble Energy, Inc.	28,800	1,260,864
Rice Energy, Inc. (a)	74,000	1,622,820
SM Energy Co.	24,900	1,302,768
Suncor Energy, Inc. (d)	665,700	19,458,182
The Williams Companies, Inc.	140,825	7,196,158
		102,236,134
TOTAL ENERGY		121,166,549
FINANCIALS - 21.6%
Banks - 13.5%
Bank of America Corp.	2,187,100	36,087,150
Citigroup, Inc.	643,097	34,778,686
Comerica, Inc.	106,500	5,213,175
Fifth Third Bancorp	102,900	2,082,696
JPMorgan Chase & Co.	904,773	59,515,972
Lloyds Banking Group PLC	463,200	622,814
PNC Financial Services Group, Inc.	45,385	4,342,891
Regions Financial Corp.	574,700	5,798,723
Standard Chartered PLC (United Kingdom)	513,460	8,208,718
SunTrust Banks, Inc.	291,408	12,437,293
U.S. Bancorp	228,265	9,840,504
Wells Fargo & Co.	170,194	9,524,056
		188,452,678
Capital Markets - 4.7%
Charles Schwab Corp.	283,153	8,961,792
E*TRADE Financial Corp. (a)	119,600	3,523,416
Goldman Sachs Group, Inc.	8,800	1,814,472
KKR & Co. LP	135,536	3,110,551
Morgan Stanley	343,043	13,104,243
Northern Trust Corp.	115,386	8,602,026
State Street Corp.	276,558	21,552,165
The Blackstone Group LP	129,600	5,676,480
		66,345,145
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.5%
IntercontinentalExchange Group, Inc.	8,300	$ 1,965,274
KKR Renaissance Co-Invest LP unit (a)(e)	29,500	4,981,960
		6,947,234
Insurance - 1.7%
American International Group, Inc.	167,707	9,829,307
MetLife, Inc.	197,485	10,320,566
Principal Financial Group, Inc.	65,000	3,359,850
		23,509,723
Real Estate Management & Development - 0.2%
Realogy Holdings Corp. (a)	68,100	3,197,295
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)	254,092	2,756,898
Radian Group, Inc. (d)	606,968	10,876,867
		13,633,765
TOTAL FINANCIALS		302,085,840
HEALTH CARE - 12.1%
Biotechnology - 2.9%
Alnylam Pharmaceuticals, Inc. (a)	11,400	1,494,426
Amgen, Inc.	87,647	13,695,720
BioCryst Pharmaceuticals, Inc. (a)	112,404	1,260,049
Biogen, Inc. (a)	20,200	8,019,198
Celldex Therapeutics, Inc. (a)	5,100	147,237
Clovis Oncology, Inc. (a)(d)	26,600	2,458,904
Discovery Laboratories, Inc. (a)	535,529	449,041
Genocea Biosciences, Inc. (a)	18,400	195,224
Insmed, Inc. (a)	45,064	988,704
Intercept Pharmaceuticals, Inc. (a)	40,931	10,445,387
Spark Therapeutics, Inc.	12,900	949,956
		40,103,846
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	75,525	3,670,515
Alere, Inc. (a)	322,268	16,622,583
Boston Scientific Corp. (a)	982,586	17,951,846
Medtronic PLC	37,100	2,831,472
Neovasc, Inc. (a)	35,700	250,257
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
St. Jude Medical, Inc.	47,000	$ 3,466,250
Zimmer Holdings, Inc.	32,500	3,707,925
		48,500,848
Health Care Providers & Services - 1.8%
Express Scripts Holding Co. (a)	138,510	12,069,761
McKesson Corp.	55,496	13,165,316
		25,235,077
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	34,700	302,931
Life Sciences Tools & Services - 0.0%
Bruker Corp. (a)	35,900	712,256
Pharmaceuticals - 3.9%
Actavis PLC (a)	26,029	7,985,957
GlaxoSmithKline PLC sponsored ADR	372,739	16,538,429
Jazz Pharmaceuticals PLC (a)	20,607	3,695,865
Johnson & Johnson	90,063	9,018,909
Novartis AG sponsored ADR	12,811	1,316,074
Teva Pharmaceutical Industries Ltd. sponsored ADR	209,191	12,572,379
TherapeuticsMD, Inc. (a)	213,600	1,512,288
Theravance, Inc.	110,875	1,873,788
		54,513,689
TOTAL HEALTH CARE		169,368,647
INDUSTRIALS - 12.2%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	10,680	1,112,856
KEYW Holding Corp. (a)(d)	135,382	947,674
Meggitt PLC	127,300	989,365
The Boeing Co.	86,163	12,107,625
United Technologies Corp.	51,772	6,066,125
		21,223,645
Air Freight & Logistics - 1.9%
FedEx Corp.	50,200	8,695,644
Hub Group, Inc. Class A (a)	111,500	4,729,830
United Parcel Service, Inc. Class B	133,375	13,233,468
		26,658,942
Building Products - 0.3%
Advanced Drain Systems, Inc. Del	2,500	72,600
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Caesarstone Sdot-Yam Ltd.	10,000	$ 618,200
Lennox International, Inc.	25,400	2,860,040
		3,550,840
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	194,000	7,077,120
Electrical Equipment - 1.0%
AMETEK, Inc.	67,530	3,630,413
Emerson Electric Co.	98,900	5,964,659
Hubbell, Inc. Class B	26,782	2,893,259
OSRAM Licht AG	18,580	979,304
		13,467,635
Industrial Conglomerates - 3.4%
Danaher Corp.	38,408	3,315,379
General Electric Co.	1,642,744	44,797,629
		48,113,008
Machinery - 1.1%
Deere & Co.	52,400	4,908,832
Ingersoll-Rand PLC	43,383	2,983,883
Joy Global, Inc. (d)	55,900	2,176,746
Manitowoc Co., Inc.	30,400	573,344
Rexnord Corp. (a)	68,400	1,752,408
Valmont Industries, Inc.	18,596	2,314,272
		14,709,485
Professional Services - 0.5%
Acacia Research Corp. (d)	248,937	2,541,647
Verisk Analytics, Inc. (a)	57,000	4,137,060
WageWorks, Inc. (a)	14,800	634,624
		7,313,331
Road & Rail - 1.8%
CSX Corp.	391,801	13,352,578
J.B. Hunt Transport Services, Inc.	56,900	4,780,738
Kansas City Southern	38,200	3,457,100
Norfolk Southern Corp.	38,358	3,528,936
		25,119,352
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	99,100	$ 3,215,795
TOTAL INDUSTRIALS		170,449,153
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 3.3%
Cisco Systems, Inc.	759,254	22,253,735
QUALCOMM, Inc.	344,750	24,022,180
		46,275,915
Electronic Equipment & Components - 0.0%
TE Connectivity Ltd.	10,300	710,700
Internet Software & Services - 3.8%
Cornerstone OnDemand, Inc. (a)	70,400	2,191,552
Google, Inc.:
Class A (a)	38,056	20,752,698
Class C	31,237	16,621,520
Twitter, Inc. (a)	130,100	4,770,767
Yahoo!, Inc. (a)	211,834	9,095,093
		53,431,630
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	120,984	7,830,084
Fidelity National Information Services, Inc.	39,424	2,471,885
IBM Corp.	86,281	14,637,572
MasterCard, Inc. Class A	185,600	17,123,456
Paychex, Inc.	167,422	8,272,321
The Western Union Co.	79,212	1,738,703
Unisys Corp. (a)	222,462	4,569,369
Visa, Inc. Class A	249,620	17,143,902
		73,787,292
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Corp. Class A	179,025	10,177,571
Marvell Technology Group Ltd.	195,700	2,737,843
		12,915,414
Software - 4.2%
Adobe Systems, Inc. (a)	60,410	4,777,827
Autodesk, Inc. (a)	63,981	3,464,571
Microsoft Corp.	714,654	33,488,686
Oracle Corp.	243,350	10,583,292
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	51,382	$ 2,120,535
Salesforce.com, Inc. (a)	54,650	3,975,788
		58,410,699
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	389,421	50,733,768
EMC Corp.	360,200	9,487,668
First Data Holdings, Inc. Class B (e)	649,981	3,191,407
		63,412,843
TOTAL INFORMATION TECHNOLOGY		308,944,493
MATERIALS - 3.1%
Chemicals - 2.5%
Airgas, Inc.	63,137	6,436,186
E.I. du Pont de Nemours & Co.	43,915	3,118,404
Intrepid Potash, Inc. (a)	67,460	783,885
LyondellBasell Industries NV Class A	11,600	1,172,760
Monsanto Co.	118,717	13,887,515
Potash Corp. of Saskatchewan, Inc.	98,600	3,103,252
Syngenta AG (Switzerland)	14,055	6,395,546
		34,897,548
Containers & Packaging - 0.2%
MeadWestvaco Corp.	19,900	1,005,746
Rock-Tenn Co. Class A	24,600	1,602,444
		2,608,190
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	328,800	6,460,920
TOTAL MATERIALS		43,966,658
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	364,294	18,010,695
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	75,300	2,435,202
TOTAL COMMON STOCKS (Cost $1,138,776,451)		1,379,085,255
Convertible Preferred Stocks - 0.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series C (a)(e) (Cost $271,645)	33,607	$ 271,208
Convertible Bonds - 0.0%
Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $605,000)	$ 605,000	529,913
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	20,910,113	20,910,113
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	38,543,330	38,543,330
TOTAL MONEY MARKET FUNDS (Cost $59,453,443)		59,453,443
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,199,106,539)		1,439,339,819
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(37,677,518)
NET ASSETS - 100%		$ 1,401,662,301
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,380,267 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 2,599,924
KKR Renaissance Co-Invest LP unit	7/25/13	$ 3,112,250
NJOY, Inc.	9/11/13 - 10/24/13	$ 936,852
NJOY, Inc. Series C	6/7/13	$ 271,645
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,415
Fidelity Securities Lending Cash Central Fund	139,261
Total	$ 153,676
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 139,311,512	$ 138,104,612	$ -	$ 1,206,900
Consumer Staples	103,617,714	95,589,215	8,028,499	-
Energy	121,166,549	121,166,549	-	-
Financials	302,085,840	296,481,066	622,814	4,981,960
Health Care	169,368,647	169,368,647	-	-
Industrials	170,449,153	170,449,153	-	-
Information Technology	308,944,493	305,753,086	-	3,191,407
Materials	43,966,658	37,571,112	6,395,546	-
Telecommunication Services	18,010,695	18,010,695	-	-
Utilities	2,435,202	2,435,202	-	-
Corporate Bonds	529,913	-	529,913	-
Money Market Funds	59,453,443	59,453,443	-	-
Total Investments in Securities:	$ 1,439,339,819	$ 1,414,382,780	$ 15,576,772	$ 9,380,267
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.4%
United Kingdom	4.6%
Canada	2.2%
Ireland	1.3%
Israel	1.0%
Others (Individually Less Than 1%)	1.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,789,660) - See accompanying schedule: Unaffiliated issuers (cost $1,139,653,096)	$ 1,379,886,376
Fidelity Central Funds (cost $59,453,443)	59,453,443
Total Investments (cost $1,199,106,539)		$ 1,439,339,819
Receivable for investments sold		4,889,790
Receivable for fund shares sold		2,785,662
Dividends receivable		2,165,093
Interest receivable		4,739
Distributions receivable from Fidelity Central Funds		30,705
Prepaid expenses		348
Other receivables		4,081
Total assets		1,449,220,237

Liabilities
Payable for investments purchased	$ 5,025,414
Payable for fund shares redeemed	2,519,168
Accrued management fee	821,504
Distribution and service plan fees payable	345,446
Other affiliated payables	262,237
Other payables and accrued expenses	40,837
Collateral on securities loaned, at value	38,543,330
Total liabilities		47,557,936

Net Assets		$ 1,401,662,301
Net Assets consist of:
Paid in capital		$ 1,143,273,917
Undistributed net investment income		4,448,932
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,707,705
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		240,231,747
Net Assets		$ 1,401,662,301

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($486,574,801 ÷ 16,515,022 shares)	$ 29.46

Maximum offering price per share (100/94.25 of $29.46)	$ 31.26
Class T: Net Asset Value and redemption price per share ($187,964,256 ÷ 6,393,551 shares)	$ 29.40

Maximum offering price per share (100/96.50 of $29.40)	$ 30.47
Class B: Net Asset Value and offering price per share ($6,603,107 ÷ 240,346 shares)A	$ 27.47

Class C: Net Asset Value and offering price per share ($192,505,445 ÷ 7,122,828 shares)A	$ 27.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($528,014,692 ÷ 17,225,000 shares)	$ 30.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 12,510,210
Interest		9,075
Income from Fidelity Central Funds		153,676
Total income		12,672,961

Expenses
Management fee Basic fee	$ 3,655,168
Performance adjustment	881,840
Transfer agent fees	1,329,991
Distribution and service plan fees	1,952,659
Accounting and security lending fees	213,557
Custodian fees and expenses	31,624
Independent trustees' compensation	2,769
Registration fees	79,343
Audit	31,317
Legal	1,529
Miscellaneous	3,584
Total expenses before reductions	8,183,381
Expense reductions	(12,131)	8,171,250
Net investment income (loss)		4,501,711
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,190,996
Foreign currency transactions	14,737
Total net realized gain (loss)		17,205,733
Change in net unrealized appreciation (depreciation) on: Investment securities	20,472,665
Assets and liabilities in foreign currencies	(4,368)
Total change in net unrealized appreciation (depreciation)		20,468,297
Net gain (loss)		37,674,030
Net increase (decrease) in net assets resulting from operations		$ 42,175,741

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,501,711	$ 6,461,156
Net realized gain (loss)	17,205,733	41,893,521
Change in net unrealized appreciation (depreciation)	20,468,297	75,995,975
Net increase (decrease) in net assets resulting from operations	42,175,741	124,350,652
Distributions to shareholders from net investment income	(5,828,300)	(4,161,808)
Distributions to shareholders from net realized gain	(37,027,464)	(46,319,957)
Total distributions	(42,855,764)	(50,481,765)
Share transactions - net increase (decrease)	124,373,065	553,374,307
Total increase (decrease) in net assets	123,693,042	627,243,194

Net Assets
Beginning of period	1,277,969,259	650,726,065
End of period (including undistributed net investment income of $4,448,932 and undistributed net investment income of $5,775,521, respectively)	$ 1,401,662,301	$ 1,277,969,259

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.60	$ 28.11	$ 20.43	$ 17.57	$ 16.69	$ 15.19
Income from Investment Operations
Net investment income (loss) E	.10	.20	.16	.15	.09	.05
Net realized and unrealized gain (loss)	.75	3.45	7.61	3.30	.87	1.52
Total from investment operations	.85	3.65	7.77	3.45	.96	1.57
Distributions from net investment income	(.14)	(.22)	(.02)	(.18)	(.06)	(.07)
Distributions from net realized gain	(.85)	(1.94)	(.07)	(.41)	(.02)	-
Total distributions	(.99)	(2.16)	(.09)	(.59)	(.08)	(.07)
Net asset value, end of period	$ 29.46	$ 29.60	$ 28.11	$ 20.43	$ 17.57	$ 16.69
Total ReturnB, C, D	3.12%	14.13%	38.16%	19.69%	5.73%	10.36%
Ratios to Average Net Assets F, H
Expenses before reductions	1.18%A	1.30%	1.26%	1.25%	1.29%	1.22%
Expenses net of fee waivers, if any	1.18%A	1.25%	1.26%	1.25%	1.29%	1.22%
Expenses net of all reductions	1.18%A	1.25%	1.24%	1.24%	1.28%	1.21%
Net investment income (loss)	.72%A	.72%	.68%	.76%	.49%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 486,575	$ 414,421	$ 214,686	$ 123,303	$ 103,670	$ 116,837
Portfolio turnover rate G	29%A	28%	54%	59%	83%	146%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.50	$ 28.02	$ 20.41	$ 17.51	$ 16.63	$ 15.14
Income from Investment Operations
Net investment income (loss) E	.07	.13	.10	.10	.04	.01
Net realized and unrealized gain (loss)	.75	3.44	7.59	3.29	.87	1.52
Total from investment operations	.82	3.57	7.69	3.39	.91	1.53
Distributions from net investment income	(.07)	(.15)	(.01)	(.10)	-I	(.04)
Distributions from net realized gain	(.85)	(1.94)	(.07)	(.39)	(.02)	-
Total distributions	(.92)	(2.09)	(.08)	(.49)	(.03)J	(.04)
Net asset value, end of period	$ 29.40	$ 29.50	$ 28.02	$ 20.41	$ 17.51	$ 16.63
Total ReturnB, C, D	2.99%	13.83%	37.82%	19.39%	5.44%	10.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45%A	1.56%	1.51%	1.49%	1.54%	1.47%
Expenses net of fee waivers, if any	1.45%A	1.50%	1.51%	1.49%	1.54%	1.47%
Expenses net of all reductions	1.45%A	1.50%	1.49%	1.49%	1.53%	1.47%
Net investment income (loss)	.46%A	.47%	.42%	.52%	.24%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 187,964	$ 170,613	$ 114,864	$ 76,151	$ 69,678	$ 76,373
Portfolio turnover rate G	29%A	28%	54%	59%	83%	146%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.021 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 27.52	$ 26.24	$ 19.21	$ 16.49	$ 15.72	$ 14.35
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.03)	-I	(.05)	(.07)
Net realized and unrealized gain (loss)	.69	3.23	7.13	3.10	.82	1.44
Total from investment operations	.68	3.22	7.10	3.10	.77	1.37
Distributions from net realized gain	(.73)	(1.94)	(.07)	(.38)	-	-
Net asset value, end of period	$ 27.47	$ 27.52	$ 26.24	$ 19.21	$ 16.49	$ 15.72
Total ReturnB, C, D	2.66%	13.30%	37.08%	18.77%	4.90%	9.55%
Ratios to Average Net Assets F, H
Expenses before reductions	2.04%A	2.16%	2.06%	2.02%	2.04%	1.98%
Expenses net of fee waivers, if any	2.01%A	2.00%	2.06%	2.02%	2.04%	1.98%
Expenses net of all reductions	2.01%A	2.00%	2.05%	2.01%	2.04%	1.97%
Net investment income (loss)	(.11)%A	(.03)%	(.13)%	(.01)%	(.26)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,603	$ 8,401	$ 10,499	$ 10,535	$ 12,839	$ 17,535
Portfolio turnover rate G	29%A	28%	54%	59%	83%	146%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 27.21	$ 26.07	$ 19.08	$ 16.41	$ 15.65	$ 14.28
Income from Investment Operations
Net investment income (loss) E	-I	(.01)	(.02)	-I	(.04)	(.07)
Net realized and unrealized gain (loss)	.68	3.19	7.08	3.09	.80	1.44
Total from investment operations	.68	3.18	7.06	3.09	.76	1.37
Distributions from net investment income	(.01)	(.10)	-I	(.03)	-	-
Distributions from net realized gain	(.85)	(1.94)	(.07)	(.39)	-	-
Total distributions	(.86)	(2.04)	(.07)	(.42)	-	-
Net asset value, end of period	$ 27.03	$ 27.21	$ 26.07	$ 19.08	$ 16.41	$ 15.65
Total ReturnB, C, D	2.72%	13.31%	37.14%	18.83%	4.86%	9.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.94%A	2.05%	2.00%	2.00%	2.03%	1.97%
Expenses net of fee waivers, if any	1.94%A	2.00%	2.00%	2.00%	2.03%	1.97%
Expenses net of all reductions	1.94%A	2.00%	1.99%	1.99%	2.03%	1.96%
Net investment income (loss)	.(04)%A, I	(.03)%	(.07)%	.01%	(.25)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$192,505	$ 168,763	$ 67,780	$ 28,856	$ 24,197	$ 25,162
Portfolio turnover rate G	29%A	28%	54%	59%	83%	146%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 30.78	$ 29.03	$ 21.03	$ 18.13	$ 17.22	$ 15.65
Income from Investment Operations
Net investment income (loss)D	.15	.28	.24	.22	.15	.11
Net realized and unrealized gain (loss)	.76	3.59	7.85	3.40	.89	1.57
Total from investment operations	.91	3.87	8.09	3.62	1.04	1.68
Distributions from net investment income	(.20)	(.18)	(.02)	(.31)	(.11)	(.11)
Distributions from net realized gain	(.85)	(1.94)	(.07)	(.41)	(.02)	-
Total distributions	(1.04)H	(2.12)	(.09)	(.72)	(.13)	(.11)
Net asset value, end of period	$ 30.65	$ 30.78	$ 29.03	$ 21.03	$ 18.13	$ 17.22
Total ReturnB, C	3.22%	14.43%	38.62%	20.10%	6.03%	10.78%
Ratios to Average Net Assets E, G
Expenses before reductions	.93%A	1.04%	.95%	.91%	.95%	.88%
Expenses net of fee waivers, if any	.93%A	1.00%	.95%	.91%	.95%	.88%
Expenses net of all reductions	.93%A	1.00%	.94%	.91%	.94%	.87%
Net investment income (loss)	.98%A	.97%	.98%	1.10%	.83%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 528,015	$ 515,771	$ 242,897	$ 1,071,491	$ 1,013,999	$ 876,299
Portfolio turnover rate F	29%A	28%	54%	59%	83%	146%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $1.04 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.849 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investments companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 280,162,154
Gross unrealized depreciation	(43,619,832)
Net unrealized appreciation (depreciation) on securities	$ 236,542,322

Tax cost	$ 1,202,797,497

The Fund intends to elect to defer to its next fiscal year $285,837 of capital losses recognized during the period November 1, 2014 to November 30, 2014.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions.

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3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $292,063,167 and $190,923,087, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 563,290	$ 28,094
Class T	.25%	.25%	444,310	5,042
Class B	.75%	.25%	36,835	28,009
Class C	.75%	.25%	908,224	421,025
			$ 1,952,659	$ 482,170

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 124,453
Class T	17,326
Class B*	1,150
Class C*	25,032
$ 167,961

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 447,386.20
Class T	188,325.21
Class B	11,204.30
Class C	185,881.20
Institutional Class	497,195.19
	$ 1,329,991

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,803 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,001 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $139,261, including $142 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement remained in place through January 31, 2015. Some expenses, for example interest expense, including commitment fees, were excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	2.00%	$ 900

Effective February 1, 2015 the expense limitations were discontinued.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,202 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 2,028,918	$ 1,725,330
Class T	401,662	631,390
Class C	82,446	276,842
Institutional Class	3,315,274	1,528,246
Total	$ 5,828,300	$ 4,161,808
From net realized gain
Class A	$ 12,045,812	$ 15,246,732
Class T	4,942,188	8,130,692
Class B	220,894	772,695
Class C	5,384,378	5,278,471
Institutional Class	14,434,192	16,891,367
Total	$ 37,027,464	$ 46,319,957

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	3,999,706	8,408,316	$ 114,381,594	$ 235,098,861
Reinvestment of distributions	488,972	597,961	13,432,055	15,576,063
Shares redeemed	(1,972,048)	(2,644,637)	(56,487,909)	(73,404,808)
Net increase (decrease)	2,516,630	6,361,640	$ 71,325,740	$ 177,270,116
Class T
Shares sold	935,268	2,252,343	$ 26,722,196	$ 62,382,415
Reinvestment of distributions	188,830	330,308	5,183,395	8,595,867
Shares redeemed	(513,252)	(899,697)	(14,739,207)	(24,855,772)
Net increase (decrease)	610,846	1,682,954	$ 17,166,384	$ 46,122,510
Class B
Shares sold	6,366	30,155	$ 169,590	$ 767,030
Reinvestment of distributions	8,005	28,643	205,898	699,228
Shares redeemed	(79,329)	(153,665)	(2,127,374)	(3,963,597)
Net increase (decrease)	(64,958)	(94,867)	$ (1,751,886)	$ (2,497,339)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class C
Shares sold	1,549,843	3,985,252	$ 40,709,776	$ 102,765,440
Reinvestment of distributions	182,523	203,409	4,616,012	4,911,069
Shares redeemed	(812,500)	(585,466)	(21,274,086)	(14,978,915)
Net increase (decrease)	919,866	3,603,195	$ 24,051,702	$ 92,697,594
Institutional Class
Shares sold	4,572,258	11,292,139	$ 136,218,714	$ 325,660,606
Reinvestment of distributions	563,541	653,047	16,089,097	17,642,167
Shares redeemed	(4,669,449)	(3,554,189)	(138,726,686)	(103,521,347)
Net increase (decrease)	466,350	8,390,997	$ 13,581,125	$ 239,781,426

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

LC-USAN-0715
1.786795.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Large Cap

Fund - Institutional Class

(To be renamed Class I effective July 1, 2015)

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.18%
Actual		$ 1,000.00	$ 1,031.20	$ 5.98
HypotheticalA		$ 1,000.00	$ 1,019.05	$ 5.94
Class T	1.45%
Actual		$ 1,000.00	$ 1,029.90	$ 7.34
HypotheticalA		$ 1,000.00	$ 1,017.70	$ 7.29
Class B	2.01%
Actual		$ 1,000.00	$ 1,026.60	$ 10.16
HypotheticalA		$ 1,000.00	$ 1,014.91	$ 10.10
Class C	1.94%
Actual		$ 1,000.00	$ 1,027.20	$ 9.80
HypotheticalA		$ 1,000.00	$ 1,015.26	$ 9.75
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,032.20	$ 4.71
HypotheticalA		$ 1,000.00	$ 1,020.29	$ 4.68

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	4.2	3.9
Apple, Inc.	3.6	3.8
General Electric Co.	3.2	2.8
Bank of America Corp.	2.6	2.2
Citigroup, Inc.	2.5	2.2
Microsoft Corp.	2.4	2.5
Target Corp.	2.2	2.3
QUALCOMM, Inc.	1.7	1.0
Comcast Corp. Class A (special) (non-vtg.)	1.7	1.8
Cisco Systems, Inc.	1.6	1.5
	25.7
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.0	21.1
Financials	21.6	19.9
Industrials	12.2	11.7
Health Care	12.1	10.8
Consumer Discretionary	9.9	9.7
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks 98.4%		Stocks 97.1%
	Convertible Securities† 0.0%		Convertible Securities† 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 1.6%		Short-Term Investments and Net Other Assets (Liabilities) 2.9%
* Foreign investments	10.6%	** Foreign investments	11.2%

† Amount represents less than 0.1%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.9%
Automobiles - 0.1%
Harley-Davidson, Inc.	23,000	$ 1,230,270
Diversified Consumer Services - 0.3%
H&R Block, Inc.	111,617	3,541,607
Hotels, Restaurants & Leisure - 1.1%
Interval Leisure Group, Inc.	29,800	775,396
Las Vegas Sands Corp.	58,500	2,973,555
Noodles & Co. (a)(d)	45,800	665,016
Yum! Brands, Inc.	129,038	11,627,614
		16,041,581
Household Durables - 0.3%
KB Home (d)	173,200	2,559,896
Taylor Morrison Home Corp. (a)	114,000	2,193,360
		4,753,256
Internet & Catalog Retail - 0.2%
Priceline Group, Inc. (a)	3,000	3,516,120
Leisure Products - 0.1%
NJOY, Inc. (a)(e)	115,947	935,692
Media - 4.2%
Comcast Corp. Class A (special) (non-vtg.)	403,037	23,376,146
Liberty Global PLC Class A (a)	46,300	2,663,639
Sinclair Broadcast Group, Inc. Class A (d)	131,300	3,944,252
Starz Series A (a)	102,200	4,288,312
Time Warner, Inc.	198,459	16,765,816
Viacom, Inc. Class B (non-vtg.)	115,100	7,697,888
		58,736,053
Multiline Retail - 2.2%
Target Corp.	383,940	30,454,121
Specialty Retail - 1.3%
Lowe's Companies, Inc.	239,779	16,779,734
Lumber Liquidators Holdings, Inc. (a)(d)	93,300	1,903,320
		18,683,054
Textiles, Apparel & Luxury Goods - 0.1%
Michael Kors Holdings Ltd. (a)	24,700	1,148,550
TOTAL CONSUMER DISCRETIONARY		139,040,304
CONSUMER STAPLES - 7.4%
Beverages - 2.2%
Diageo PLC	261,473	7,256,068
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	46,440	$ 4,478,209
SABMiller PLC	84,500	4,512,494
The Coca-Cola Co.	364,975	14,949,376
		31,196,147
Food & Staples Retailing - 1.0%
CVS Health Corp.	70,311	7,198,440
Tesco PLC	236,900	772,431
Walgreens Boots Alliance, Inc.	64,855	5,567,153
		13,538,024
Household Products - 1.5%
Procter & Gamble Co.	263,552	20,659,841
Tobacco - 2.7%
British American Tobacco PLC sponsored ADR	124,131	13,743,784
Lorillard, Inc.	58,044	4,207,029
Philip Morris International, Inc.	166,529	13,833,564
Reynolds American, Inc.	83,900	6,439,325
		38,223,702
TOTAL CONSUMER STAPLES		103,617,714
ENERGY - 8.6%
Energy Equipment & Services - 1.3%
Ensco PLC Class A	286,150	6,724,525
Helmerich & Payne, Inc.	1,900	138,681
National Oilwell Varco, Inc.	39,832	1,959,336
Oceaneering International, Inc.	104,800	5,323,840
Schlumberger Ltd.	52,705	4,784,033
		18,930,415
Oil, Gas & Consumable Fuels - 7.3%
Amyris, Inc. (a)(d)	837,544	1,666,713
Anadarko Petroleum Corp.	25,300	2,115,333
Apache Corp.	187,810	11,238,550
Cabot Oil & Gas Corp.	105,300	3,575,988
Cairn Energy PLC (a)	448,985	1,163,844
Chevron Corp.	203,207	20,930,321
Cobalt International Energy, Inc. (a)	551,205	5,600,243
ConocoPhillips Co.	102,300	6,514,464
Golar LNG Ltd.	33,600	1,596,336
Imperial Oil Ltd.	220,200	8,637,308
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan, Inc.	72,900	$ 3,024,621
Legacy Reserves LP	57,900	581,316
Markwest Energy Partners LP	73,500	4,750,305
Noble Energy, Inc.	28,800	1,260,864
Rice Energy, Inc. (a)	74,000	1,622,820
SM Energy Co.	24,900	1,302,768
Suncor Energy, Inc. (d)	665,700	19,458,182
The Williams Companies, Inc.	140,825	7,196,158
		102,236,134
TOTAL ENERGY		121,166,549
FINANCIALS - 21.6%
Banks - 13.5%
Bank of America Corp.	2,187,100	36,087,150
Citigroup, Inc.	643,097	34,778,686
Comerica, Inc.	106,500	5,213,175
Fifth Third Bancorp	102,900	2,082,696
JPMorgan Chase & Co.	904,773	59,515,972
Lloyds Banking Group PLC	463,200	622,814
PNC Financial Services Group, Inc.	45,385	4,342,891
Regions Financial Corp.	574,700	5,798,723
Standard Chartered PLC (United Kingdom)	513,460	8,208,718
SunTrust Banks, Inc.	291,408	12,437,293
U.S. Bancorp	228,265	9,840,504
Wells Fargo & Co.	170,194	9,524,056
		188,452,678
Capital Markets - 4.7%
Charles Schwab Corp.	283,153	8,961,792
E*TRADE Financial Corp. (a)	119,600	3,523,416
Goldman Sachs Group, Inc.	8,800	1,814,472
KKR & Co. LP	135,536	3,110,551
Morgan Stanley	343,043	13,104,243
Northern Trust Corp.	115,386	8,602,026
State Street Corp.	276,558	21,552,165
The Blackstone Group LP	129,600	5,676,480
		66,345,145
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.5%
IntercontinentalExchange Group, Inc.	8,300	$ 1,965,274
KKR Renaissance Co-Invest LP unit (a)(e)	29,500	4,981,960
		6,947,234
Insurance - 1.7%
American International Group, Inc.	167,707	9,829,307
MetLife, Inc.	197,485	10,320,566
Principal Financial Group, Inc.	65,000	3,359,850
		23,509,723
Real Estate Management & Development - 0.2%
Realogy Holdings Corp. (a)	68,100	3,197,295
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)	254,092	2,756,898
Radian Group, Inc. (d)	606,968	10,876,867
		13,633,765
TOTAL FINANCIALS		302,085,840
HEALTH CARE - 12.1%
Biotechnology - 2.9%
Alnylam Pharmaceuticals, Inc. (a)	11,400	1,494,426
Amgen, Inc.	87,647	13,695,720
BioCryst Pharmaceuticals, Inc. (a)	112,404	1,260,049
Biogen, Inc. (a)	20,200	8,019,198
Celldex Therapeutics, Inc. (a)	5,100	147,237
Clovis Oncology, Inc. (a)(d)	26,600	2,458,904
Discovery Laboratories, Inc. (a)	535,529	449,041
Genocea Biosciences, Inc. (a)	18,400	195,224
Insmed, Inc. (a)	45,064	988,704
Intercept Pharmaceuticals, Inc. (a)	40,931	10,445,387
Spark Therapeutics, Inc.	12,900	949,956
		40,103,846
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	75,525	3,670,515
Alere, Inc. (a)	322,268	16,622,583
Boston Scientific Corp. (a)	982,586	17,951,846
Medtronic PLC	37,100	2,831,472
Neovasc, Inc. (a)	35,700	250,257
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
St. Jude Medical, Inc.	47,000	$ 3,466,250
Zimmer Holdings, Inc.	32,500	3,707,925
		48,500,848
Health Care Providers & Services - 1.8%
Express Scripts Holding Co. (a)	138,510	12,069,761
McKesson Corp.	55,496	13,165,316
		25,235,077
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	34,700	302,931
Life Sciences Tools & Services - 0.0%
Bruker Corp. (a)	35,900	712,256
Pharmaceuticals - 3.9%
Actavis PLC (a)	26,029	7,985,957
GlaxoSmithKline PLC sponsored ADR	372,739	16,538,429
Jazz Pharmaceuticals PLC (a)	20,607	3,695,865
Johnson & Johnson	90,063	9,018,909
Novartis AG sponsored ADR	12,811	1,316,074
Teva Pharmaceutical Industries Ltd. sponsored ADR	209,191	12,572,379
TherapeuticsMD, Inc. (a)	213,600	1,512,288
Theravance, Inc.	110,875	1,873,788
		54,513,689
TOTAL HEALTH CARE		169,368,647
INDUSTRIALS - 12.2%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	10,680	1,112,856
KEYW Holding Corp. (a)(d)	135,382	947,674
Meggitt PLC	127,300	989,365
The Boeing Co.	86,163	12,107,625
United Technologies Corp.	51,772	6,066,125
		21,223,645
Air Freight & Logistics - 1.9%
FedEx Corp.	50,200	8,695,644
Hub Group, Inc. Class A (a)	111,500	4,729,830
United Parcel Service, Inc. Class B	133,375	13,233,468
		26,658,942
Building Products - 0.3%
Advanced Drain Systems, Inc. Del	2,500	72,600
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Caesarstone Sdot-Yam Ltd.	10,000	$ 618,200
Lennox International, Inc.	25,400	2,860,040
		3,550,840
Commercial Services & Supplies - 0.5%
ADT Corp. (d)	194,000	7,077,120
Electrical Equipment - 1.0%
AMETEK, Inc.	67,530	3,630,413
Emerson Electric Co.	98,900	5,964,659
Hubbell, Inc. Class B	26,782	2,893,259
OSRAM Licht AG	18,580	979,304
		13,467,635
Industrial Conglomerates - 3.4%
Danaher Corp.	38,408	3,315,379
General Electric Co.	1,642,744	44,797,629
		48,113,008
Machinery - 1.1%
Deere & Co.	52,400	4,908,832
Ingersoll-Rand PLC	43,383	2,983,883
Joy Global, Inc. (d)	55,900	2,176,746
Manitowoc Co., Inc.	30,400	573,344
Rexnord Corp. (a)	68,400	1,752,408
Valmont Industries, Inc.	18,596	2,314,272
		14,709,485
Professional Services - 0.5%
Acacia Research Corp. (d)	248,937	2,541,647
Verisk Analytics, Inc. (a)	57,000	4,137,060
WageWorks, Inc. (a)	14,800	634,624
		7,313,331
Road & Rail - 1.8%
CSX Corp.	391,801	13,352,578
J.B. Hunt Transport Services, Inc.	56,900	4,780,738
Kansas City Southern	38,200	3,457,100
Norfolk Southern Corp.	38,358	3,528,936
		25,119,352
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	99,100	$ 3,215,795
TOTAL INDUSTRIALS		170,449,153
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 3.3%
Cisco Systems, Inc.	759,254	22,253,735
QUALCOMM, Inc.	344,750	24,022,180
		46,275,915
Electronic Equipment & Components - 0.0%
TE Connectivity Ltd.	10,300	710,700
Internet Software & Services - 3.8%
Cornerstone OnDemand, Inc. (a)	70,400	2,191,552
Google, Inc.:
Class A (a)	38,056	20,752,698
Class C	31,237	16,621,520
Twitter, Inc. (a)	130,100	4,770,767
Yahoo!, Inc. (a)	211,834	9,095,093
		53,431,630
IT Services - 5.3%
Cognizant Technology Solutions Corp. Class A (a)	120,984	7,830,084
Fidelity National Information Services, Inc.	39,424	2,471,885
IBM Corp.	86,281	14,637,572
MasterCard, Inc. Class A	185,600	17,123,456
Paychex, Inc.	167,422	8,272,321
The Western Union Co.	79,212	1,738,703
Unisys Corp. (a)	222,462	4,569,369
Visa, Inc. Class A	249,620	17,143,902
		73,787,292
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Corp. Class A	179,025	10,177,571
Marvell Technology Group Ltd.	195,700	2,737,843
		12,915,414
Software - 4.2%
Adobe Systems, Inc. (a)	60,410	4,777,827
Autodesk, Inc. (a)	63,981	3,464,571
Microsoft Corp.	714,654	33,488,686
Oracle Corp.	243,350	10,583,292
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Parametric Technology Corp. (a)	51,382	$ 2,120,535
Salesforce.com, Inc. (a)	54,650	3,975,788
		58,410,699
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	389,421	50,733,768
EMC Corp.	360,200	9,487,668
First Data Holdings, Inc. Class B (e)	649,981	3,191,407
		63,412,843
TOTAL INFORMATION TECHNOLOGY		308,944,493
MATERIALS - 3.1%
Chemicals - 2.5%
Airgas, Inc.	63,137	6,436,186
E.I. du Pont de Nemours & Co.	43,915	3,118,404
Intrepid Potash, Inc. (a)	67,460	783,885
LyondellBasell Industries NV Class A	11,600	1,172,760
Monsanto Co.	118,717	13,887,515
Potash Corp. of Saskatchewan, Inc.	98,600	3,103,252
Syngenta AG (Switzerland)	14,055	6,395,546
		34,897,548
Containers & Packaging - 0.2%
MeadWestvaco Corp.	19,900	1,005,746
Rock-Tenn Co. Class A	24,600	1,602,444
		2,608,190
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	328,800	6,460,920
TOTAL MATERIALS		43,966,658
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	364,294	18,010,695
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	75,300	2,435,202
TOTAL COMMON STOCKS (Cost $1,138,776,451)		1,379,085,255
Convertible Preferred Stocks - 0.0%
	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series C (a)(e) (Cost $271,645)	33,607	$ 271,208
Convertible Bonds - 0.0%
Principal Amount
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Amyris, Inc. 3% 2/27/17 (Cost $605,000)	$ 605,000	529,913
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	20,910,113	20,910,113
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	38,543,330	38,543,330
TOTAL MONEY MARKET FUNDS (Cost $59,453,443)		59,453,443
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $1,199,106,539)		1,439,339,819
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(37,677,518)
NET ASSETS - 100%		$ 1,401,662,301
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,380,267 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 2,599,924
KKR Renaissance Co-Invest LP unit	7/25/13	$ 3,112,250
NJOY, Inc.	9/11/13 - 10/24/13	$ 936,852
NJOY, Inc. Series C	6/7/13	$ 271,645
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,415
Fidelity Securities Lending Cash Central Fund	139,261
Total	$ 153,676
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 139,311,512	$ 138,104,612	$ -	$ 1,206,900
Consumer Staples	103,617,714	95,589,215	8,028,499	-
Energy	121,166,549	121,166,549	-	-
Financials	302,085,840	296,481,066	622,814	4,981,960
Health Care	169,368,647	169,368,647	-	-
Industrials	170,449,153	170,449,153	-	-
Information Technology	308,944,493	305,753,086	-	3,191,407
Materials	43,966,658	37,571,112	6,395,546	-
Telecommunication Services	18,010,695	18,010,695	-	-
Utilities	2,435,202	2,435,202	-	-
Corporate Bonds	529,913	-	529,913	-
Money Market Funds	59,453,443	59,453,443	-	-
Total Investments in Securities:	$ 1,439,339,819	$ 1,414,382,780	$ 15,576,772	$ 9,380,267
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.4%
United Kingdom	4.6%
Canada	2.2%
Ireland	1.3%
Israel	1.0%
Others (Individually Less Than 1%)	1.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $36,789,660) - See accompanying schedule: Unaffiliated issuers (cost $1,139,653,096)	$ 1,379,886,376
Fidelity Central Funds (cost $59,453,443)	59,453,443
Total Investments (cost $1,199,106,539)		$ 1,439,339,819
Receivable for investments sold		4,889,790
Receivable for fund shares sold		2,785,662
Dividends receivable		2,165,093
Interest receivable		4,739
Distributions receivable from Fidelity Central Funds		30,705
Prepaid expenses		348
Other receivables		4,081
Total assets		1,449,220,237

Liabilities
Payable for investments purchased	$ 5,025,414
Payable for fund shares redeemed	2,519,168
Accrued management fee	821,504
Distribution and service plan fees payable	345,446
Other affiliated payables	262,237
Other payables and accrued expenses	40,837
Collateral on securities loaned, at value	38,543,330
Total liabilities		47,557,936

Net Assets		$ 1,401,662,301
Net Assets consist of:
Paid in capital		$ 1,143,273,917
Undistributed net investment income		4,448,932
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		13,707,705
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		240,231,747
Net Assets		$ 1,401,662,301

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($486,574,801 ÷ 16,515,022 shares)	$ 29.46

Maximum offering price per share (100/94.25 of $29.46)	$ 31.26
Class T: Net Asset Value and redemption price per share ($187,964,256 ÷ 6,393,551 shares)	$ 29.40

Maximum offering price per share (100/96.50 of $29.40)	$ 30.47
Class B: Net Asset Value and offering price per share ($6,603,107 ÷ 240,346 shares)A	$ 27.47

Class C: Net Asset Value and offering price per share ($192,505,445 ÷ 7,122,828 shares)A	$ 27.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($528,014,692 ÷ 17,225,000 shares)	$ 30.65

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 12,510,210
Interest		9,075
Income from Fidelity Central Funds		153,676
Total income		12,672,961

Expenses
Management fee Basic fee	$ 3,655,168
Performance adjustment	881,840
Transfer agent fees	1,329,991
Distribution and service plan fees	1,952,659
Accounting and security lending fees	213,557
Custodian fees and expenses	31,624
Independent trustees' compensation	2,769
Registration fees	79,343
Audit	31,317
Legal	1,529
Miscellaneous	3,584
Total expenses before reductions	8,183,381
Expense reductions	(12,131)	8,171,250
Net investment income (loss)		4,501,711
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,190,996
Foreign currency transactions	14,737
Total net realized gain (loss)		17,205,733
Change in net unrealized appreciation (depreciation) on: Investment securities	20,472,665
Assets and liabilities in foreign currencies	(4,368)
Total change in net unrealized appreciation (depreciation)		20,468,297
Net gain (loss)		37,674,030
Net increase (decrease) in net assets resulting from operations		$ 42,175,741

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,501,711	$ 6,461,156
Net realized gain (loss)	17,205,733	41,893,521
Change in net unrealized appreciation (depreciation)	20,468,297	75,995,975
Net increase (decrease) in net assets resulting from operations	42,175,741	124,350,652
Distributions to shareholders from net investment income	(5,828,300)	(4,161,808)
Distributions to shareholders from net realized gain	(37,027,464)	(46,319,957)
Total distributions	(42,855,764)	(50,481,765)
Share transactions - net increase (decrease)	124,373,065	553,374,307
Total increase (decrease) in net assets	123,693,042	627,243,194

Net Assets
Beginning of period	1,277,969,259	650,726,065
End of period (including undistributed net investment income of $4,448,932 and undistributed net investment income of $5,775,521, respectively)	$ 1,401,662,301	$ 1,277,969,259

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.60	$ 28.11	$ 20.43	$ 17.57	$ 16.69	$ 15.19
Income from Investment Operations
Net investment income (loss) E	.10	.20	.16	.15	.09	.05
Net realized and unrealized gain (loss)	.75	3.45	7.61	3.30	.87	1.52
Total from investment operations	.85	3.65	7.77	3.45	.96	1.57
Distributions from net investment income	(.14)	(.22)	(.02)	(.18)	(.06)	(.07)
Distributions from net realized gain	(.85)	(1.94)	(.07)	(.41)	(.02)	-
Total distributions	(.99)	(2.16)	(.09)	(.59)	(.08)	(.07)
Net asset value, end of period	$ 29.46	$ 29.60	$ 28.11	$ 20.43	$ 17.57	$ 16.69
Total ReturnB, C, D	3.12%	14.13%	38.16%	19.69%	5.73%	10.36%
Ratios to Average Net Assets F, H
Expenses before reductions	1.18%A	1.30%	1.26%	1.25%	1.29%	1.22%
Expenses net of fee waivers, if any	1.18%A	1.25%	1.26%	1.25%	1.29%	1.22%
Expenses net of all reductions	1.18%A	1.25%	1.24%	1.24%	1.28%	1.21%
Net investment income (loss)	.72%A	.72%	.68%	.76%	.49%	.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 486,575	$ 414,421	$ 214,686	$ 123,303	$ 103,670	$ 116,837
Portfolio turnover rate G	29%A	28%	54%	59%	83%	146%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.50	$ 28.02	$ 20.41	$ 17.51	$ 16.63	$ 15.14
Income from Investment Operations
Net investment income (loss) E	.07	.13	.10	.10	.04	.01
Net realized and unrealized gain (loss)	.75	3.44	7.59	3.29	.87	1.52
Total from investment operations	.82	3.57	7.69	3.39	.91	1.53
Distributions from net investment income	(.07)	(.15)	(.01)	(.10)	-I	(.04)
Distributions from net realized gain	(.85)	(1.94)	(.07)	(.39)	(.02)	-
Total distributions	(.92)	(2.09)	(.08)	(.49)	(.03)J	(.04)
Net asset value, end of period	$ 29.40	$ 29.50	$ 28.02	$ 20.41	$ 17.51	$ 16.63
Total ReturnB, C, D	2.99%	13.83%	37.82%	19.39%	5.44%	10.09%
Ratios to Average Net Assets F, H
Expenses before reductions	1.45%A	1.56%	1.51%	1.49%	1.54%	1.47%
Expenses net of fee waivers, if any	1.45%A	1.50%	1.51%	1.49%	1.54%	1.47%
Expenses net of all reductions	1.45%A	1.50%	1.49%	1.49%	1.53%	1.47%
Net investment income (loss)	.46%A	.47%	.42%	.52%	.24%	.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 187,964	$ 170,613	$ 114,864	$ 76,151	$ 69,678	$ 76,373
Portfolio turnover rate G	29%A	28%	54%	59%	83%	146%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.021 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 27.52	$ 26.24	$ 19.21	$ 16.49	$ 15.72	$ 14.35
Income from Investment Operations
Net investment income (loss) E	(.01)	(.01)	(.03)	-I	(.05)	(.07)
Net realized and unrealized gain (loss)	.69	3.23	7.13	3.10	.82	1.44
Total from investment operations	.68	3.22	7.10	3.10	.77	1.37
Distributions from net realized gain	(.73)	(1.94)	(.07)	(.38)	-	-
Net asset value, end of period	$ 27.47	$ 27.52	$ 26.24	$ 19.21	$ 16.49	$ 15.72
Total ReturnB, C, D	2.66%	13.30%	37.08%	18.77%	4.90%	9.55%
Ratios to Average Net Assets F, H
Expenses before reductions	2.04%A	2.16%	2.06%	2.02%	2.04%	1.98%
Expenses net of fee waivers, if any	2.01%A	2.00%	2.06%	2.02%	2.04%	1.98%
Expenses net of all reductions	2.01%A	2.00%	2.05%	2.01%	2.04%	1.97%
Net investment income (loss)	(.11)%A	(.03)%	(.13)%	(.01)%	(.26)%	(.45)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,603	$ 8,401	$ 10,499	$ 10,535	$ 12,839	$ 17,535
Portfolio turnover rate G	29%A	28%	54%	59%	83%	146%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 27.21	$ 26.07	$ 19.08	$ 16.41	$ 15.65	$ 14.28
Income from Investment Operations
Net investment income (loss) E	-I	(.01)	(.02)	-I	(.04)	(.07)
Net realized and unrealized gain (loss)	.68	3.19	7.08	3.09	.80	1.44
Total from investment operations	.68	3.18	7.06	3.09	.76	1.37
Distributions from net investment income	(.01)	(.10)	-I	(.03)	-	-
Distributions from net realized gain	(.85)	(1.94)	(.07)	(.39)	-	-
Total distributions	(.86)	(2.04)	(.07)	(.42)	-	-
Net asset value, end of period	$ 27.03	$ 27.21	$ 26.07	$ 19.08	$ 16.41	$ 15.65
Total ReturnB, C, D	2.72%	13.31%	37.14%	18.83%	4.86%	9.59%
Ratios to Average Net Assets F, H
Expenses before reductions	1.94%A	2.05%	2.00%	2.00%	2.03%	1.97%
Expenses net of fee waivers, if any	1.94%A	2.00%	2.00%	2.00%	2.03%	1.97%
Expenses net of all reductions	1.94%A	2.00%	1.99%	1.99%	2.03%	1.96%
Net investment income (loss)	.(04)%A, I	(.03)%	(.07)%	.01%	(.25)%	(.44)%
Supplemental Data
Net assets, end of period (000 omitted)	$192,505	$ 168,763	$ 67,780	$ 28,856	$ 24,197	$ 25,162
Portfolio turnover rate G	29%A	28%	54%	59%	83%	146%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 30.78	$ 29.03	$ 21.03	$ 18.13	$ 17.22	$ 15.65
Income from Investment Operations
Net investment income (loss)D	.15	.28	.24	.22	.15	.11
Net realized and unrealized gain (loss)	.76	3.59	7.85	3.40	.89	1.57
Total from investment operations	.91	3.87	8.09	3.62	1.04	1.68
Distributions from net investment income	(.20)	(.18)	(.02)	(.31)	(.11)	(.11)
Distributions from net realized gain	(.85)	(1.94)	(.07)	(.41)	(.02)	-
Total distributions	(1.04)H	(2.12)	(.09)	(.72)	(.13)	(.11)
Net asset value, end of period	$ 30.65	$ 30.78	$ 29.03	$ 21.03	$ 18.13	$ 17.22
Total ReturnB, C	3.22%	14.43%	38.62%	20.10%	6.03%	10.78%
Ratios to Average Net Assets E, G
Expenses before reductions	.93%A	1.04%	.95%	.91%	.95%	.88%
Expenses net of fee waivers, if any	.93%A	1.00%	.95%	.91%	.95%	.88%
Expenses net of all reductions	.93%A	1.00%	.94%	.91%	.94%	.87%
Net investment income (loss)	.98%A	.97%	.98%	1.10%	.83%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 528,015	$ 515,771	$ 242,897	$ 1,071,491	$ 1,013,999	$ 876,299
Portfolio turnover rate F	29%A	28%	54%	59%	83%	146%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $1.04 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.849 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Large Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investments companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 280,162,154
Gross unrealized depreciation	(43,619,832)
Net unrealized appreciation (depreciation) on securities	$ 236,542,322

Tax cost	$ 1,202,797,497

The Fund intends to elect to defer to its next fiscal year $285,837 of capital losses recognized during the period November 1, 2014 to November 30, 2014.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $292,063,167 and $190,923,087, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .68% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 563,290	$ 28,094
Class T	.25%	.25%	444,310	5,042
Class B	.75%	.25%	36,835	28,009
Class C	.75%	.25%	908,224	421,025
			$ 1,952,659	$ 482,170

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 124,453
Class T	17,326
Class B*	1,150
Class C*	25,032
$ 167,961

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 447,386.20
Class T	188,325.21
Class B	11,204.30
Class C	185,881.20
Institutional Class	497,195.19
	$ 1,329,991

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,803 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,001 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $139,261, including $142 from securities loaned to FCM.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement remained in place through January 31, 2015. Some expenses, for example interest expense, including commitment fees, were excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class B	2.00%	$ 900

Effective February 1, 2015 the expense limitations were discontinued.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $11,202 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $29.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 2,028,918	$ 1,725,330
Class T	401,662	631,390
Class C	82,446	276,842
Institutional Class	3,315,274	1,528,246
Total	$ 5,828,300	$ 4,161,808
From net realized gain
Class A	$ 12,045,812	$ 15,246,732
Class T	4,942,188	8,130,692
Class B	220,894	772,695
Class C	5,384,378	5,278,471
Institutional Class	14,434,192	16,891,367
Total	$ 37,027,464	$ 46,319,957

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	3,999,706	8,408,316	$ 114,381,594	$ 235,098,861
Reinvestment of distributions	488,972	597,961	13,432,055	15,576,063
Shares redeemed	(1,972,048)	(2,644,637)	(56,487,909)	(73,404,808)
Net increase (decrease)	2,516,630	6,361,640	$ 71,325,740	$ 177,270,116
Class T
Shares sold	935,268	2,252,343	$ 26,722,196	$ 62,382,415
Reinvestment of distributions	188,830	330,308	5,183,395	8,595,867
Shares redeemed	(513,252)	(899,697)	(14,739,207)	(24,855,772)
Net increase (decrease)	610,846	1,682,954	$ 17,166,384	$ 46,122,510
Class B
Shares sold	6,366	30,155	$ 169,590	$ 767,030
Reinvestment of distributions	8,005	28,643	205,898	699,228
Shares redeemed	(79,329)	(153,665)	(2,127,374)	(3,963,597)
Net increase (decrease)	(64,958)	(94,867)	$ (1,751,886)	$ (2,497,339)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class C
Shares sold	1,549,843	3,985,252	$ 40,709,776	$ 102,765,440
Reinvestment of distributions	182,523	203,409	4,616,012	4,911,069
Shares redeemed	(812,500)	(585,466)	(21,274,086)	(14,978,915)
Net increase (decrease)	919,866	3,603,195	$ 24,051,702	$ 92,697,594
Institutional Class
Shares sold	4,572,258	11,292,139	$ 136,218,714	$ 325,660,606
Reinvestment of distributions	563,541	653,047	16,089,097	17,642,167
Shares redeemed	(4,669,449)	(3,554,189)	(138,726,686)	(103,521,347)
Net increase (decrease)	466,350	8,390,997	$ 13,581,125	$ 239,781,426

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

LCI-USAN-0715
1.786796.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity Advisor®

Series Equity Growth Fund

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Actual	.77%	$ 1,000.00	$ 1,041.00	$ 3.92
HypotheticalA		$ 1,000.00	$ 1,021.09	$ 3.88

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	8.8	8.6
Apple, Inc.	7.2	6.6
Gilead Sciences, Inc.	6.1	5.2
Google, Inc. Class A	3.3	2.4
Actavis PLC	2.8	2.5
Salesforce.com, Inc.	2.3	1.9
United Technologies Corp.	2.0	1.8
Starbucks Corp.	1.9	1.5
The Blackstone Group LP	1.9	2.0
Home Depot, Inc.	1.8	1.6
	38.1
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.5	31.4
Health Care	19.1	18.5
Consumer Discretionary	14.9	12.0
Industrials	11.9	13.2
Financials	7.9	8.4
Asset Allocation (% of fund's net assets)
As of May 31, 2015 *	As of November 30, 2014 **
Stocks 98.8%	Stocks 101.6%
Convertible Securities 0.1%	Convertible Securities 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 1.1%	Short-Term Investments and Net Other Assets (Liabilities)† (1.7)%

* Foreign investments	14.4%	** Foreign investments	13.3%

† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.9%
Automobiles - 0.9%
Harley-Davidson, Inc.	19,100	$ 1,021,659
Tesla Motors, Inc. (a)	31,900	8,000,520
		9,022,179
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (a)	55,500	3,089,685
Houghton Mifflin Harcourt Co. (a)	73,500	1,938,930
ServiceMaster Global Holdings, Inc.	100,800	3,385,872
		8,414,487
Hotels, Restaurants & Leisure - 3.7%
Chipotle Mexican Grill, Inc. (a)	8,900	5,478,128
Domino's Pizza, Inc.	57,200	6,215,352
Dunkin' Brands Group, Inc.	17,400	928,464
Starbucks Corp.	344,000	17,874,240
Yum! Brands, Inc.	48,200	4,343,302
		34,839,486
Household Durables - 0.7%
Harman International Industries, Inc.	37,000	4,459,240
Toll Brothers, Inc. (a)	66,200	2,394,454
		6,853,694
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	11,500	4,936,145
Ctrip.com International Ltd. sponsored ADR (a)	52,900	4,225,123
		9,161,268
Media - 1.8%
Comcast Corp. Class A (special) (non-vtg.)	91,100	5,283,800
The Walt Disney Co.	103,600	11,434,332
		16,718,132
Specialty Retail - 4.2%
AutoZone, Inc. (a)	3,500	2,357,670
Five Below, Inc. (a)	105,500	3,507,875
Home Depot, Inc.	154,700	17,236,674
L Brands, Inc.	16,200	1,401,624
Lowe's Companies, Inc.	50,400	3,526,992
MarineMax, Inc. (a)	65,600	1,569,152
Restoration Hardware Holdings, Inc. (a)	700	63,672
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	62,450	9,531,119
		39,194,778
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 1.7%
ECLAT Textile Co. Ltd.	9,120	$ 133,722
Kate Spade & Co. (a)	212,500	5,265,750
Michael Kors Holdings Ltd. (a)	51,800	2,408,700
NIKE, Inc. Class B	82,300	8,367,441
		16,175,613
TOTAL CONSUMER DISCRETIONARY		140,379,637
CONSUMER STAPLES - 5.7%
Beverages - 1.1%
Kweichow Moutai Co. Ltd.	19,800	842,785
SABMiller PLC	92,400	4,934,372
The Coca-Cola Co.	105,900	4,337,664
		10,114,821
Food & Staples Retailing - 0.5%
Sprouts Farmers Market LLC (a)	32,800	983,672
Whole Foods Market, Inc.	80,600	3,323,944
		4,307,616
Food Products - 2.4%
Keurig Green Mountain, Inc.	190,300	16,411,472
Mead Johnson Nutrition Co. Class A	20,700	2,014,110
The Hershey Co.	46,500	4,317,990
		22,743,572
Household Products - 0.6%
Procter & Gamble Co.	76,700	6,012,513
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	33,400	2,920,162
Herbalife Ltd. (a)	148,100	7,705,643
		10,625,805
TOTAL CONSUMER STAPLES		53,804,327
ENERGY - 1.4%
Energy Equipment & Services - 0.2%
Pason Systems, Inc.	99,300	1,776,636
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy, Inc. (a)	52,400	3,973,492
EOG Resources, Inc.	17,300	1,534,337
Golar LNG Ltd.	117,574	5,585,941
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tanker Investments Ltd. (a)	21,194	$ 267,269
Teekay Tankers Ltd.	45,187	305,012
		11,666,051
TOTAL ENERGY		13,442,687
FINANCIALS - 7.9%
Banks - 0.7%
First Republic Bank	97,700	5,915,735
M&T Bank Corp.	8,000	967,040
		6,882,775
Capital Markets - 5.0%
BlackRock, Inc. Class A	23,600	8,632,408
E*TRADE Financial Corp. (a)	342,200	10,081,212
HFF, Inc.	62,800	2,527,072
Invesco Ltd.	121,500	4,839,345
JMP Group, Inc.	50,300	375,741
The Blackstone Group LP	403,800	17,686,440
Virtus Investment Partners, Inc.	25,200	3,135,132
		47,277,350
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	18,600	2,659,800
McGraw Hill Financial, Inc.	77,600	8,051,000
		10,710,800
Real Estate Management & Development - 0.8%
Leopalace21 Corp. (a)	61,200	352,263
Realogy Holdings Corp. (a)	152,300	7,150,485
		7,502,748
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	72,000	1,836,720
TOTAL FINANCIALS		74,210,393
HEALTH CARE - 19.1%
Biotechnology - 11.8%
Amgen, Inc.	61,300	9,578,738
Biogen, Inc. (a)	32,000	12,703,680
BioMarin Pharmaceutical, Inc. (a)	40,600	5,098,142
Celgene Corp. (a)	19,800	2,265,912
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc.	507,600	$ 56,988,252
Insmed, Inc. (a)	283,375	6,217,248
Medivation, Inc. (a)	54,700	7,223,135
Ophthotech Corp. (a)	42,200	2,110,844
Vertex Pharmaceuticals, Inc. (a)	66,800	8,569,772
		110,755,723
Health Care Equipment & Supplies - 0.4%
Medtronic PLC	32,200	2,457,504
Novadaq Technologies, Inc. (a)	146,300	1,464,463
		3,921,967
Health Care Providers & Services - 0.5%
Express Scripts Holding Co. (a)	59,700	5,202,258
Pharmaceuticals - 6.4%
Actavis PLC (a)	84,600	25,956,126
Astellas Pharma, Inc.	846,300	12,282,970
Shire PLC	99,000	8,562,591
Teva Pharmaceutical Industries Ltd. sponsored ADR	114,100	6,857,410
Valeant Pharmaceuticals International (Canada) (a)	27,200	6,483,731
		60,142,828
TOTAL HEALTH CARE		180,022,776
INDUSTRIALS - 11.9%
Aerospace & Defense - 3.7%
Textron, Inc.	106,600	4,820,452
TransDigm Group, Inc.	50,700	11,460,228
United Technologies Corp.	156,300	18,313,671
		34,594,351
Air Freight & Logistics - 0.2%
United Parcel Service, Inc. Class B	23,200	2,301,904
Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR	81,300	5,414,580
Building Products - 1.2%
A.O. Smith Corp.	88,300	6,302,854
Caesarstone Sdot-Yam Ltd.	84,100	5,199,062
		11,501,916
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	39,400	1,704,444
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 0.4%
AMETEK, Inc.	66,600	$ 3,580,416
Industrial Conglomerates - 2.5%
Danaher Corp.	194,300	16,771,976
Roper Industries, Inc.	39,800	6,963,408
		23,735,384
Machinery - 0.2%
Manitowoc Co., Inc.	58,900	1,110,854
Sarine Technologies Ltd.	437,000	641,837
Sun Hydraulics Corp.	11,700	437,346
		2,190,037
Professional Services - 1.8%
CEB, Inc.	39,700	3,358,223
Equifax, Inc.	15,400	1,545,082
On Assignment, Inc. (a)	18,553	695,552
Resources Connection, Inc.	88,425	1,387,388
Robert Half International, Inc.	55,900	3,151,083
Verisk Analytics, Inc. (a)	35,900	2,605,622
WageWorks, Inc. (a)	92,871	3,982,308
		16,725,258
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	96,900	8,141,538
Trading Companies & Distributors - 0.2%
HD Supply Holdings, Inc. (a)	28,500	924,825
Summit Ascent Holdings Ltd. (a)	1,840,000	1,276,715
		2,201,540
TOTAL INDUSTRIALS		112,091,368
INFORMATION TECHNOLOGY - 36.4%
Communications Equipment - 0.3%
QUALCOMM, Inc.	39,100	2,724,488
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	111,286	7,678,734
Internet Software & Services - 13.4%
Cvent, Inc. (a)	124,600	3,284,456
Facebook, Inc. Class A (a)	1,042,100	82,523,899
Google, Inc.:
Class A (a)	56,400	30,756,048
Class C	4,412	2,347,669
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
JUST EAT Ltd. (a)	144,300	$ 1,016,065
JUST EAT Ltd. rights 6/8/15	26,722	14,581
Shopify, Inc. Class A	1,200	32,345
Textura Corp. (a)	203,300	5,918,063
		125,893,126
IT Services - 1.7%
Cardtronics, Inc. (a)	24,200	883,300
Cognizant Technology Solutions Corp. Class A (a)	29,300	1,896,296
Visa, Inc. Class A	194,100	13,330,788
		16,110,384
Semiconductors & Semiconductor Equipment - 2.7%
Avago Technologies Ltd.	6,700	992,069
Cirrus Logic, Inc. (a)	25,300	955,075
Maxim Integrated Products, Inc.	331,200	11,615,184
Monolithic Power Systems, Inc.	53,648	2,929,181
Qorvo, Inc. (a)	65,000	5,339,750
Skyworks Solutions, Inc.	34,200	3,740,112
		25,571,371
Software - 9.9%
Activision Blizzard, Inc.	91,500	2,311,290
Adobe Systems, Inc. (a)	106,200	8,399,358
Computer Modelling Group Ltd.	218,000	2,413,847
CyberArk Software Ltd. (a)	16,000	995,040
Electronic Arts, Inc. (a)	223,400	14,019,467
Fleetmatics Group PLC (a)	70,000	2,926,700
Intuit, Inc.	9,100	947,765
Mobileye NV (a)	146,300	6,887,804
Oracle Corp.	257,300	11,189,977
Red Hat, Inc. (a)	85,100	6,575,677
Salesforce.com, Inc. (a)	293,400	21,344,850
ServiceNow, Inc. (a)	67,700	5,186,497
SolarWinds, Inc. (a)	175,685	8,336,253
SS&C Technologies Holdings, Inc.	25,200	1,485,036
		93,019,561
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 7.6%
Apple, Inc.	518,500	$ 67,550,180
Nimble Storage, Inc. (a)	139,300	3,605,084
		71,155,264
TOTAL INFORMATION TECHNOLOGY		342,152,928
MATERIALS - 1.5%
Chemicals - 1.2%
CF Industries Holdings, Inc.	12,200	3,853,736
Monsanto Co.	40,100	4,690,898
Potash Corp. of Saskatchewan, Inc.	28,100	884,395
Sherwin-Williams Co.	7,200	2,074,896
		11,503,925
Construction Materials - 0.3%
Eagle Materials, Inc.	10,300	859,844
James Hardie Industries PLC sponsored ADR	24,100	1,626,991
		2,486,835
TOTAL MATERIALS		13,990,760
TOTAL COMMON STOCKS (Cost $804,126,263)		930,094,876
Convertible Preferred Stocks - 0.1%

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
AppNexus, Inc. Series E (d) (Cost $769,617)	38,419	986,216
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	17,910,398	$ 17,910,398
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	79,500	79,500
TOTAL MONEY MARKET FUNDS (Cost $17,989,898)		17,989,898
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $822,885,778)		949,070,990
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(7,590,634)
NET ASSETS - 100%		$ 941,480,356
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $986,216 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$ 769,617
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,767
Fidelity Securities Lending Cash Central Fund	37,067
Total	$ 53,834
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 140,379,637	$ 140,379,637	$ -	$ -
Consumer Staples	53,804,327	53,804,327	-	-
Energy	13,442,687	13,442,687	-	-
Financials	74,210,393	73,858,130	352,263	-
Health Care	180,022,776	159,177,215	20,845,561	-
Industrials	112,091,368	112,091,368	-	-
Information Technology	343,139,144	342,138,347	14,581	986,216
Materials	13,990,760	13,990,760	-	-
Money Market Funds	17,989,898	17,989,898	-	-
Total Investments in Securities:	$ 949,070,990	$ 926,872,369	$ 21,212,405	$ 986,216
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.6%
Ireland	4.2%
Israel	1.4%
Bermuda	1.4%
Canada	1.4%
Japan	1.3%
Cayman Islands	1.3%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $804,895,880)	$ 931,081,092
Fidelity Central Funds (cost $17,989,898)	17,989,898
Total Investments (cost $822,885,778)		$ 949,070,990
Receivable for investments sold		4,773,528
Receivable for fund shares sold		121,444
Dividends receivable		584,835
Distributions receivable from Fidelity Central Funds		4,545
Prepaid expenses		533
Other receivables		6,919
Total assets		954,562,794

Liabilities
Payable for investments purchased	$ 11,864,208
Payable for fund shares redeemed	514,879
Accrued management fee	429,645
Other affiliated payables	162,287
Other payables and accrued expenses	31,919
Collateral on securities loaned, at value	79,500
Total liabilities		13,082,438

Net Assets		$ 941,480,356
Net Assets consist of:
Paid in capital		$ 840,130,375
Undistributed net investment income		741,238
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(25,572,257)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		126,181,000
Net Assets, for 84,964,473 shares outstanding		$ 941,480,356
Net Asset Value, offering price and redemption price per share ($941,480,356 ÷ 84,964,473 shares)		$ 11.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 4,607,092
Income from Fidelity Central Funds		53,834
Total income		4,660,926

Expenses
Management fee	$ 2,610,309
Transfer agent fees	829,812
Accounting and security lending fees	159,920
Custodian fees and expenses	23,703
Independent trustees' compensation	2,016
Audit	21,878
Legal	643
Interest	656
Miscellaneous	501
Total expenses before reductions	3,649,438
Expense reductions	(17,144)	3,632,294
Net investment income (loss)		1,028,632
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,806,306)
Foreign currency transactions	6,338
Total net realized gain (loss)		(14,799,968)
Change in net unrealized appreciation (depreciation) on: Investment securities	52,587,865
Assets and liabilities in foreign currencies	(1,655)
Total change in net unrealized appreciation (depreciation)		52,586,210
Net gain (loss)		37,786,242
Net increase (decrease) in net assets resulting from operations		$ 38,814,874

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2015 (Unaudited)	For the period June 6, 2014 (commencement of operations) to November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,028,632	$ 1,090,866
Net realized gain (loss)	(14,799,968)	(11,596,041)
Change in net unrealized appreciation (depreciation)	52,586,210	73,594,790
Net increase (decrease) in net assets resulting from operations	38,814,874	63,089,615
Distributions to shareholders from net investment income	(554,508)	-
Share transactions Proceeds from sales of shares	41,069,245	1,022,916,685
Reinvestment of distributions	554,508	-
Cost of shares redeemed	(124,937,315)	(99,472,748)
Net increase (decrease) in net assets resulting from share transactions	(83,313,562)	923,443,937
Total increase (decrease) in net assets	(45,053,196)	986,533,552

Net Assets
Beginning of period	986,533,552	-
End of period (including undistributed net investment income of $741,238 and undistributed net investment income of $267,114, respectively)	$ 941,480,356	$ 986,533,552
Other Information Shares
Sold	3,819,646	102,189,613
Issued in reinvestment of distributions	53,627	-
Redeemed	(11,582,366)	(9,516,047)
Net increase (decrease)	(7,709,093)	92,673,566

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2015	Year ended November 30,
	(Unaudited)	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.65	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.01
Net realized and unrealized gain (loss)	.43	.64
Total from investment operations	.44	.65
Distributions from net investment income	(.01)	-
Net asset value, end of period	$ 11.08	$ 10.65
Total ReturnB, C	4.10%	6.50%
Ratios to Average Net AssetsE,H
Expenses before reductions	.77%A	.77%A
Expenses net of fee waivers, if any	.77%A	.77%A
Expenses net of all reductions	.76%A	.77%A
Net investment income (loss)	.22%A	.23%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 941,480	$ 986,534
Portfolio turnover rateF, I	56%A	26%I,J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 6, 2014 (commencement of operations) to November 30, 2014.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

J Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Series Equity Growth Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 145,345,222
Gross unrealized depreciation	(19,541,284)
Net unrealized appreciation (depreciation) on securities	$ 125,803,938

Tax Cost	$ 823,267,052

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (10,798,116)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $262,028,487and $372,039,443, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. The Fund's performance adjustment will not take effect until June 1, 2015. Subsequent months will be added until the performance period includes 36 months. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $3,750 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 21,445,000.37%		$ 656

6. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $37,067. During the period, there were no securities loaned to FCM.

Semiannual Report

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $17,144 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AXM1-SANN-0715
1.9860269.100
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity Advisor®

Series Growth Opportunities Fund

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Actual	.74%	$ 1,000.00	$ 1,047.60	$ 3.78
Hypothetical A		$ 1,000.00	$ 1,021.24	$ 3.73

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.4	6.0
Salesforce.com, Inc.	4.3	3.7
Regeneron Pharmaceuticals, Inc.	4.2	3.6
Google, Inc. Class A	2.2	2.3
Google, Inc. Class C	2.1	2.2
Facebook, Inc. Class A	2.1	2.1
Seattle Genetics, Inc.	2.0	1.5
Microsoft Corp.	1.8	1.9
Visa, Inc. Class A	1.7	1.7
Amazon.com, Inc.	1.7	1.4
	28.5
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	35.2	34.9
Health Care	22.2	19.8
Consumer Discretionary	16.4	15.6
Consumer Staples	8.5	9.8
Industrials	6.9	7.5
Asset Allocation (% of fund's net assets)
As of May 31, 2015 *		As of November 30, 2014 **
	Stocks 97.8%		Stocks 97.7%
	Convertible Securities 0.5%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 1.7%		Short-Term Investments and Net Other Assets (Liabilities) 2.1%
* Foreign investments	6.0%	** Foreign investments	5.8%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.4%
Auto Components - 0.2%
Tenneco, Inc. (a)	27,600	$ 1,620,672
Automobiles - 0.4%
Tesla Motors, Inc. (a)	14,300	3,586,440
Hotels, Restaurants & Leisure - 2.6%
Arcos Dorados Holdings, Inc. Class A (d)	54,400	299,744
Buffalo Wild Wings, Inc. (a)	13,100	1,999,977
Chipotle Mexican Grill, Inc. (a)	6,300	3,877,776
Chuy's Holdings, Inc. (a)(d)	36,000	935,640
Dunkin' Brands Group, Inc.	41,800	2,230,448
Las Vegas Sands Corp.	32,000	1,626,560
McDonald's Corp.	32,500	3,117,725
Panera Bread Co. Class A (a)	6,300	1,146,600
Starbucks Corp.	145,000	7,534,200
Starwood Hotels & Resorts Worldwide, Inc.	13,800	1,142,088
		23,910,758
Household Durables - 0.3%
Lennar Corp. Class A	32,100	1,496,823
Toll Brothers, Inc. (a)	24,300	878,931
Tupperware Brands Corp.	13,400	880,916
		3,256,670
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	36,200	15,538,126
Priceline Group, Inc. (a)	3,200	3,750,528
		19,288,654
Media - 3.9%
AMC Networks, Inc. Class A (a)	40,000	3,143,600
Comcast Corp. Class A	256,500	14,994,990
IMAX Corp. (a)	96,100	3,876,674
Liberty Global PLC Class A (a)	39,500	2,272,435
Lions Gate Entertainment Corp.	59,700	1,975,473
The Walt Disney Co.	59,800	6,600,126
Twenty-First Century Fox, Inc. Class A	98,500	3,309,600
		36,172,898
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.4%
Dollar General Corp.	32,800	$ 2,380,952
Target Corp.	11,300	896,316
		3,277,268
Specialty Retail - 2.3%
Bed Bath & Beyond, Inc. (a)	15,700	1,119,724
CarMax, Inc. (a)	51,100	3,630,144
DSW, Inc. Class A	31,900	1,105,335
Five Below, Inc. (a)	25,000	831,250
GNC Holdings, Inc.	20,400	908,616
Home Depot, Inc.	72,800	8,111,376
Lumber Liquidators Holdings, Inc. (a)(d)	100,400	2,048,160
TJX Companies, Inc.	55,300	3,560,214
		21,314,819
Textiles, Apparel & Luxury Goods - 4.2%
Deckers Outdoor Corp. (a)	31,000	2,112,650
Fossil Group, Inc. (a)	35,300	2,506,653
Kate Spade & Co. (a)	52,900	1,310,862
lululemon athletica, Inc. (a)	241,300	14,427,327
Michael Kors Holdings Ltd. (a)	50,300	2,338,950
NIKE, Inc. Class B	36,300	3,690,621
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	97,500	10,322,325
Under Armour, Inc. Class A (sub. vtg.) (a)	22,600	1,772,066
		38,481,454
TOTAL CONSUMER DISCRETIONARY		150,909,633
CONSUMER STAPLES - 8.3%
Beverages - 1.8%
Monster Beverage Corp. (a)	34,100	4,340,248
PepsiCo, Inc.	43,600	4,204,348
SABMiller PLC	22,300	1,190,871
The Coca-Cola Co.	157,100	6,434,816
		16,170,283
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	60,900	8,683,731
CVS Health Corp.	70,800	7,248,504
Wal-Mart Stores, Inc.	8,200	609,014
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.	54,900	$ 4,712,616
Whole Foods Market, Inc.	47,600	1,963,024
		23,216,889
Food Products - 1.5%
Bunge Ltd.	14,800	1,369,888
Keurig Green Mountain, Inc.	102,500	8,839,600
Mead Johnson Nutrition Co. Class A	23,400	2,276,820
Mondelez International, Inc.	30,200	1,256,018
		13,742,326
Household Products - 0.7%
Procter & Gamble Co.	64,800	5,079,672
Svenska Cellulosa AB (SCA) (B Shares)	59,300	1,546,745
		6,626,417
Personal Products - 0.3%
Avon Products, Inc.	27,400	184,128
Herbalife Ltd. (a)	47,500	2,471,425
		2,655,553
Tobacco - 1.5%
Altria Group, Inc.	147,000	7,526,400
Lorillard, Inc.	19,500	1,413,360
Philip Morris International, Inc.	55,100	4,577,157
		13,516,917
TOTAL CONSUMER STAPLES		75,928,385
ENERGY - 2.7%
Energy Equipment & Services - 0.8%
FMC Technologies, Inc. (a)	23,200	969,528
Halliburton Co.	28,000	1,271,200
National Oilwell Varco, Inc.	19,900	978,881
Schlumberger Ltd.	48,100	4,366,037
		7,585,646
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp.	17,200	1,438,092
Cabot Oil & Gas Corp.	63,700	2,163,252
Chesapeake Energy Corp. (d)	34,000	479,740
Concho Resources, Inc. (a)	14,500	1,744,350
Continental Resources, Inc. (a)	36,000	1,640,160
EOG Resources, Inc.	10,200	904,638
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Exxon Mobil Corp.	200	$ 17,040
Golar LNG Ltd.	6,600	313,566
Hess Corp.	29,800	2,012,096
Noble Energy, Inc.	24,900	1,090,122
Occidental Petroleum Corp.	49,000	3,831,310
PDC Energy, Inc. (a)	11,600	691,824
Range Resources Corp.	3,900	216,099
Southwestern Energy Co. (a)	19,300	497,361
		17,039,650
TOTAL ENERGY		24,625,296
FINANCIALS - 3.5%
Banks - 1.1%
Bank of America Corp.	67,800	1,118,700
Citigroup, Inc.	24,700	1,335,776
HDFC Bank Ltd. sponsored ADR	35,800	2,134,396
JPMorgan Chase & Co.	47,200	3,104,816
Signature Bank (a)	4,000	558,600
Wells Fargo & Co.	30,100	1,684,396
		9,936,684
Capital Markets - 0.8%
BlackRock, Inc. Class A	5,500	2,011,790
Charles Schwab Corp.	132,400	4,190,460
Goldman Sachs Group, Inc.	5,800	1,195,902
T. Rowe Price Group, Inc.	7,200	580,968
		7,979,120
Consumer Finance - 1.5%
American Express Co.	117,500	9,367,100
Discover Financial Services	75,700	4,411,039
		13,778,139
Diversified Financial Services - 0.1%
BM&F BOVESPA SA	191,200	673,878
TOTAL FINANCIALS		32,367,821
HEALTH CARE - 22.2%
Biotechnology - 17.6%
ACADIA Pharmaceuticals, Inc. (a)	49,135	2,024,362
Agios Pharmaceuticals, Inc. (a)	400	48,808
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Alexion Pharmaceuticals, Inc. (a)	50,400	$ 8,257,536
Alkermes PLC (a)	39,061	2,386,627
Alnylam Pharmaceuticals, Inc. (a)	51,977	6,813,665
Amarin Corp. PLC ADR (a)(d)	469,900	1,085,469
Amgen, Inc.	55,600	8,688,056
Asterias Biotherapeutics, Inc. (a)	21,395	240,052
Avalanche Biotechnologies, Inc. (a)	6,900	257,232
Biogen, Inc. (a)	22,900	9,091,071
BioMarin Pharmaceutical, Inc. (a)	32,400	4,068,468
BioTime, Inc. warrants 10/1/18 (a)	26,180	49,742
bluebird bio, Inc. (a)	26,613	5,169,575
Celgene Corp. (a)	26,600	3,044,104
Celldex Therapeutics, Inc. (a)	56,400	1,628,268
Cepheid, Inc. (a)	33,000	1,820,610
Clovis Oncology, Inc. (a)	10,200	942,888
Esperion Therapeutics, Inc. (a)	28,600	3,074,786
Exelixis, Inc. (a)	73,579	231,774
Geron Corp. (a)	513,500	1,982,110
Gilead Sciences, Inc.	135,100	15,167,677
ImmunoGen, Inc. (a)(d)	178,200	1,600,236
Immunomedics, Inc. (a)	1,700	6,562
Insmed, Inc. (a)	92,800	2,036,032
Intercept Pharmaceuticals, Inc. (a)	2,200	561,429
Ironwood Pharmaceuticals, Inc. Class A (a)	45,018	635,204
Isis Pharmaceuticals, Inc. (a)	23,705	1,595,821
Lexicon Pharmaceuticals, Inc. (a)(d)	242,427	1,704,262
Merrimack Pharmaceuticals, Inc. (a)	163,000	1,923,400
Ophthotech Corp. (a)	53,700	2,686,074
Prothena Corp. PLC (a)	32,300	1,273,912
Receptos, Inc. (a)	26,700	4,402,563
Regeneron Pharmaceuticals, Inc. (a)	75,000	38,442,000
Regulus Therapeutics, Inc. (a)	8,700	122,844
Rigel Pharmaceuticals, Inc. (a)	181,900	634,831
Seattle Genetics, Inc. (a)(d)	428,300	18,455,447
Spark Therapeutics, Inc.	900	66,276
Swedish Orphan Biovitrum AB (a)	96,200	1,455,439
TG Therapeutics, Inc. (a)	122,300	1,925,002
Transition Therapeutics, Inc. (a)	178,600	1,382,363
uniQure B.V. (a)	1,100	31,614
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Vertex Pharmaceuticals, Inc. (a)	17,000	$ 2,180,930
XOMA Corp. (a)(d)	791,900	2,787,488
		161,982,609
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	21,600	1,049,760
Baxter International, Inc.	9,500	632,795
Zeltiq Aesthetics, Inc. (a)	112,900	3,100,234
		4,782,789
Health Care Providers & Services - 0.7%
Accretive Health, Inc. (a)(d)	143,800	773,644
BioScrip, Inc. (a)(d)	184,400	654,620
Express Scripts Holding Co. (a)	31,000	2,701,340
McKesson Corp.	10,500	2,490,915
		6,620,519
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	60,500	851,235
athenahealth, Inc. (a)(d)	23,400	2,728,440
Castlight Health, Inc. Class B (a)	28,800	251,424
		3,831,099
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	22,800	4,698,624
Pharmaceuticals - 2.5%
AbbVie, Inc.	37,100	2,470,489
AcelRx Pharmaceuticals, Inc. (a)(d)	179,078	626,773
Actavis PLC (a)	24,660	7,565,935
Cempra, Inc. (a)	44,879	1,647,508
Intra-Cellular Therapies, Inc. (a)	9,605	252,131
Jazz Pharmaceuticals PLC (a)	3,500	627,725
Johnson & Johnson	9,100	911,274
Mallinckrodt PLC (a)	7,542	976,236
Mylan N.V.	29,800	2,164,374
Theravance Biopharma, Inc. (a)	22,370	312,062
Theravance, Inc. (d)	86,000	1,453,400
Valeant Pharmaceuticals International (Canada) (a)	14,100	3,361,052
XenoPort, Inc. (a)	43,100	256,876
		22,625,835
TOTAL HEALTH CARE		204,541,475
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 6.9%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	30,200	$ 3,146,840
The Boeing Co.	16,300	2,290,476
		5,437,316
Air Freight & Logistics - 0.6%
FedEx Corp.	18,300	3,169,926
United Parcel Service, Inc. Class B	26,600	2,639,252
		5,809,178
Airlines - 2.1%
American Airlines Group, Inc.	56,900	2,410,853
Delta Air Lines, Inc.	34,100	1,463,572
Southwest Airlines Co.	123,100	4,560,855
Spirit Airlines, Inc. (a)	80,000	5,085,600
United Continental Holdings, Inc. (a)	114,900	6,272,391
		19,793,271
Building Products - 0.1%
Caesarstone Sdot-Yam Ltd.	9,100	562,562
Industrial Conglomerates - 1.1%
3M Co.	16,700	2,656,636
Danaher Corp.	65,500	5,653,960
General Electric Co.	53,500	1,458,945
		9,769,541
Machinery - 0.3%
Caterpillar, Inc.	17,800	1,518,696
Cummins, Inc.	7,100	962,405
		2,481,101
Road & Rail - 2.1%
CSX Corp.	22,900	780,432
Genesee & Wyoming, Inc. Class A (a)	19,300	1,589,162
Hertz Global Holdings, Inc. (a)	173,600	3,452,904
J.B. Hunt Transport Services, Inc.	26,200	2,201,324
Kansas City Southern	18,200	1,647,100
Union Pacific Corp.	96,600	9,747,906
		19,418,828
TOTAL INDUSTRIALS		63,271,797
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 35.0%
Communications Equipment - 1.6%
Infinera Corp. (a)	332,900	$ 6,871,056
QUALCOMM, Inc.	118,000	8,222,240
		15,093,296
Electronic Equipment & Components - 0.5%
IPG Photonics Corp. (a)(d)	22,600	2,143,384
Trimble Navigation Ltd. (a)	93,900	2,201,016
		4,344,400
Internet Software & Services - 8.3%
Akamai Technologies, Inc. (a)	42,400	3,233,848
Alibaba Group Holding Ltd. sponsored ADR	12,500	1,116,500
Cornerstone OnDemand, Inc. (a)	59,000	1,836,670
eBay, Inc. (a)	47,900	2,939,144
Facebook, Inc. Class A (a)	241,200	19,100,628
Google, Inc.:
Class A (a)	36,400	19,849,648
Class C	36,800	19,581,648
LinkedIn Corp. Class A (a)	4,500	877,185
Opower, Inc. (a)	10,100	119,584
Qihoo 360 Technology Co. Ltd. ADR (a)	18,800	978,540
Rackspace Hosting, Inc. (a)	35,600	1,427,204
Tencent Holdings Ltd.	80,400	1,603,410
Twitter, Inc. (a)	50,400	1,848,168
Web.com Group, Inc. (a)	68,700	1,557,429
Wix.com Ltd. (a)	19,800	493,218
		76,562,824
IT Services - 3.7%
Cognizant Technology Solutions Corp. Class A (a)	36,600	2,368,752
IBM Corp.	26,600	4,512,690
MasterCard, Inc. Class A	117,700	10,859,002
Visa, Inc. Class A	230,300	15,817,004
		33,557,448
Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials, Inc.	48,800	982,344
Applied Micro Circuits Corp. (a)	373,200	2,384,748
Cavium, Inc. (a)	19,900	1,400,363
Cree, Inc. (a)(d)	200,600	6,074,168
Cypress Semiconductor Corp.	315,600	4,333,188
First Solar, Inc. (a)	27,600	1,371,996
Intel Corp.	24,900	858,054
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Mellanox Technologies Ltd. (a)	45,200	$ 2,274,464
Micron Technology, Inc. (a)	20,600	575,358
NVIDIA Corp.	426,700	9,442,871
Rambus, Inc. (a)	167,100	2,554,959
Silicon Laboratories, Inc. (a)	65,500	3,631,320
Xilinx, Inc.	15,000	711,300
		36,595,133
Software - 10.1%
Adobe Systems, Inc. (a)	30,700	2,428,063
Citrix Systems, Inc. (a)	8,700	565,587
Fortinet, Inc. (a)	66,400	2,659,984
Interactive Intelligence Group, Inc. (a)(d)	58,700	2,537,601
Intuit, Inc.	39,700	4,134,755
Microsoft Corp.	356,200	16,691,532
NetSuite, Inc. (a)	32,500	3,036,150
Oracle Corp.	81,900	3,561,831
Qlik Technologies, Inc. (a)	37,000	1,338,290
Red Hat, Inc. (a)	130,200	10,060,554
Salesforce.com, Inc. (a)	550,200	40,027,050
ServiceNow, Inc. (a)	31,900	2,443,859
Splunk, Inc. (a)	10,300	696,486
TiVo, Inc. (a)	63,800	671,814
VMware, Inc. Class A (a)	7,100	619,972
Workday, Inc. Class A (a)	15,600	1,231,152
		92,704,680
Technology Hardware, Storage & Peripherals - 6.8%
3D Systems Corp. (a)(d)	8,000	174,960
Apple, Inc.	447,900	58,352,411
Nimble Storage, Inc. (a)(d)	121,800	3,152,184
SanDisk Corp.	11,800	806,884
		62,486,439
TOTAL INFORMATION TECHNOLOGY		321,344,220
MATERIALS - 1.8%
Chemicals - 1.3%
E.I. du Pont de Nemours & Co.	22,200	1,576,422
Monsanto Co.	82,500	9,650,850
The Mosaic Co.	23,900	1,095,815
		12,323,087
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.5%
Rock-Tenn Co. Class A	23,900	$ 1,556,846
Sealed Air Corp.	62,800	3,058,360
		4,615,206
TOTAL MATERIALS		16,938,293
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	21,700	1,203,916
Verizon Communications, Inc.	43,900	2,170,416
		3,374,332
Wireless Telecommunication Services - 0.5%
RingCentral, Inc. (a)(d)	156,200	2,669,458
T-Mobile U.S., Inc. (a)	44,100	1,714,608
		4,384,066
TOTAL TELECOMMUNICATION SERVICES		7,758,398
UTILITIES - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	34,400	866,880
Ormat Technologies, Inc. (d)	14,000	519,400
		1,386,280
TOTAL COMMON STOCKS (Cost $745,042,901)		899,071,598
Convertible Preferred Stocks - 0.5%

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Blue Apron, Inc. Series D (e)	56,277	749,998
Tobacco - 0.1%
PAX Labs, Inc. Series C (e)	273,248	1,052,005
TOTAL CONSUMER STAPLES		1,802,003
FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Redfin Corp. Series G (e)	282,324	1,055,892
Convertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Uber Technologies, Inc. Series D, 8.00% (e)	55,696	$ 1,855,657
Software - 0.0%
Cloudera, Inc. Series F (a)(e)	10,396	221,643
TOTAL INFORMATION TECHNOLOGY		2,077,300
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,748,404)		4,935,195
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 0.15% (b)	16,199,532	16,199,532
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	36,651,766	36,651,766
TOTAL MONEY MARKET FUNDS (Cost $52,851,298)		52,851,298
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $801,642,603)		956,858,091
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(37,281,009)
NET ASSETS - 100%		$ 919,577,082
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,935,195 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Blue Apron, Inc. Series D	5/18/15	$ 749,998
Security	Acquisition Date	Acquisition Cost
Cloudera, Inc. Series F	2/5/14	$ 151,366
PAX Labs, Inc. Series C	5/22/15	$ 1,052,005
Redfin Corp. Series G	12/16/14	$ 931,020
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 864,015
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,960
Fidelity Securities Lending Cash Central Fund	153,164
Total	$ 165,124
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 150,909,633	$ 150,909,633	$ -	$ -
Consumer Staples	77,730,388	75,928,385	-	1,802,003
Energy	24,625,296	24,625,296	-	-
Financials	33,423,713	32,367,821	-	1,055,892
Health Care	204,541,475	204,541,475	-	-
Industrials	63,271,797	63,271,797	-	-
Information Technology	323,421,520	319,740,810	1,603,410	2,077,300
Materials	16,938,293	16,938,293	-	-
Telecommunication Services	7,758,398	7,758,398	-	-
Utilities	1,386,280	1,386,280	-	-
Money Market Funds	52,851,298	52,851,298	-	-
Total Investments in Securities:	$ 956,858,091	$ 950,319,486	$ 1,603,410	$ 4,935,195

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $35,068,611) - See accompanying schedule: Unaffiliated issuers (cost $748,791,305)	$ 904,006,793
Fidelity Central Funds (cost $52,851,298)	52,851,298
Total Investments (cost $801,642,603)		$ 956,858,091
Foreign currency held at value (cost $11,180)		11,180
Receivable for investments sold		3,059,131
Receivable for fund shares sold		115,549
Dividends receivable		544,036
Distributions receivable from Fidelity Central Funds		27,544
Prepaid expenses		481
Other receivables		1,050
Total assets		960,617,062

Liabilities
Payable for investments purchased	$ 3,307,144
Payable for fund shares redeemed	489,605
Accrued management fee	396,601
Other affiliated payables	161,885
Other payables and accrued expenses	32,979
Collateral on securities loaned, at value	36,651,766
Total liabilities		41,039,980

Net Assets		$ 919,577,082
Net Assets consist of:
Paid in capital		$ 742,455,359
Undistributed net investment income		2,976,590
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		18,929,761
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		155,215,372
Net Assets, for 75,847,900 shares outstanding		$ 919,577,082
Net Asset Value, offering price and redemption price per share ($919,577,082 ÷ 75,847,900 shares)		$ 12.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended May 31, 2015 (Unaudited)
Investment Income
Dividends		$ 4,480,467
Special dividends		1,880,260
Income from Fidelity Central Funds		165,124
Total income		6,525,851

Expenses
Management fee Basic fee	$ 2,639,074
Performance adjustment	(160,935)
Transfer agent fees	840,622
Accounting and security lending fees	166,054
Custodian fees and expenses	10,404
Independent trustees' compensation	2,033
Audit	35,863
Legal	712
Interest	2,792
Miscellaneous	4,997
Total expenses before reductions	3,541,616
Expense reductions	(2,710)	3,538,906
Net investment income (loss)		2,986,945
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,299,572
Foreign currency transactions	(659)
Total net realized gain (loss)		19,298,913
Change in net unrealized appreciation (depreciation) on: Investment securities	23,828,711
Assets and liabilities in foreign currencies	306
Total change in net unrealized appreciation (depreciation)		23,829,017
Net gain (loss)		43,127,930
Net increase (decrease) in net assets resulting from operations		$ 46,114,875

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,986,945	$ 1,437,377
Net realized gain (loss)	19,298,913	16,692,827
Change in net unrealized appreciation (depreciation)	23,829,017	113,648,526
Net increase (decrease) in net assets resulting from operations	46,114,875	131,778,730
Distributions to shareholders from net investment income	(1,322,749)	(333,170)
Distributions to shareholders from net realized gain	(16,291,441)	(1,631,844)
Total distributions	(17,614,190)	(1,965,014)
Share transactions Proceeds from sales of shares	10,057,329	50,651,921
Reinvestment of distributions	17,614,190	1,965,014
Cost of shares redeemed	(111,058,369)	(60,248,672)
Net increase (decrease) in net assets resulting from share transactions	(83,386,850)	(7,631,737)
Total increase (decrease) in net assets	(54,886,165)	122,181,979

Net Assets
Beginning of period	974,463,247	852,281,268
End of period (including undistributed net investment income of $2,976,590 and undistributed net investment income of $1,312,394, respectively)	$ 919,577,082	$ 974,463,247
Other Information Shares
Sold	842,139	4,789,638
Issued in reinvestment of distributions	1,574,182	187,502
Redeemed	(9,228,577)	(5,664,379)
Net increase (decrease)	(6,812,256)	(687,239)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013H
Selected Per-Share Data
Net asset value, beginning of period	$ 11.79	$ 10.23	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.04G	.02	-J
Net realized and unrealized gain (loss)	.50	1.56	.23
Total from investment operations	.54	1.58	.23
Distributions from net investment income	(.02)	-J	-
Distributions from net realized gain	(.20)	(.02)	-
Total distributions	(.21)K	(.02)	-
Net asset value, end of period	$ 12.12	$ 11.79	$ 10.23
Total ReturnB, C	4.76%	15.51%	2.30%
Ratios to Average Net AssetsE,I
Expenses before reductions	.74%A	.77%	.85%A
Expenses net of fee waivers, if any	.74%A	.77%	.85%A
Expenses net of all reductions	.74%A	.77%	.85%A
Net investment income (loss)	.62%A,G	.16%	.38%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 919,577	$ 974,463	$ 852,281
Portfolio turnover rate F	13%A	16%	65%L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .23%.

H For the period November 7, 2013 (commencement of operations) to November 30, 2013.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Amount represents less than $.01 per share.

K Total distributions of $.21 per share is comprised of distributions from net investment income of $.016 and distributions from net realized gain of $.197 per share.

L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Series Growth Opportunities Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, futures contracts, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 203,846,968
Gross unrealized depreciation	(48,912,617)
Net unrealized appreciation (depreciation) on securities	$ 154,934,351

Tax cost	$ 801,923,740

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $58,841,364 and $152,004,964, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .51% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $5,900 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 71,000,000.35%		$ 2,792

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $757 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $153,164. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,694 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $16.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AXS3-SANN-0715
1.967933.101
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity Advisor®

Series Small Cap Fund

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Actual	1.00%	$ 1,000.00	$ 1,082.40	$ 5.19
HypotheticalA		$ 1,000.00	$ 1,019.95	$ 5.04

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Global Payments, Inc.	2.9	2.5
Community Health Systems, Inc.	2.7	2.3
CDW Corp.	2.4	2.0
West Corp.	2.3	1.5
Office Depot, Inc.	2.3	1.6
BofI Holding, Inc.	2.2	1.8
United Therapeutics Corp.	2.1	1.5
Primerica, Inc.	1.8	2.2
The Ensign Group, Inc.	1.8	1.6
World Fuel Services Corp.	1.8	1.6
	22.3
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.4	22.1
Information Technology	20.3	18.6
Health Care	14.8	14.4
Industrials	14.6	15.2
Consumer Discretionary	13.9	13.0
Asset Allocation (% of fund's net assets)
As of May 31, 2015 *		As of November 30, 2014 **
	Stocks and Equity Futures 98.8%		Stocks and Equity Futures 99.1%
	Other Investments 0.4%		Other Investments 0.5%
	Short-Term Investments and Net Other Assets (Liabilities) 0.8%		Short-Term Investments and Net Other Assets (Liabilities) 0.4%
* Foreign investments	11.7%	** Foreign investments	12.5%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Diversified Consumer Services - 1.5%
DeVry, Inc.	82,600	$ 2,627,506
Meiko Network Japan Co. Ltd.	222,100	2,577,054
Tsukada Global Holdings, Inc.	392,500	2,524,123
		7,728,683
Household Durables - 1.4%
Iida Group Holdings Co. Ltd.	153,300	2,483,320
Tupperware Brands Corp.	77,800	5,114,572
		7,597,892
Leisure Products - 1.0%
Smith & Wesson Holding Corp. (a)	353,700	5,202,927
Multiline Retail - 1.0%
Big Lots, Inc.	123,800	5,434,820
Specialty Retail - 8.1%
Aarons, Inc. Class A	181,400	6,354,442
Hibbett Sports, Inc. (a)(e)	138,200	6,433,210
Jumbo SA	35,381	334,187
Office Depot, Inc. (a)	1,282,320	11,887,106
Sally Beauty Holdings, Inc. (a)	176,900	5,521,049
Select Comfort Corp. (a)	238,900	7,441,735
Staples, Inc.	290,100	4,776,497
		42,748,226
Textiles, Apparel & Luxury Goods - 0.9%
Fossil Group, Inc. (a)	70,700	5,020,407
TOTAL CONSUMER DISCRETIONARY		73,732,955
CONSUMER STAPLES - 1.7%
Food & Staples Retailing - 1.7%
Ain Pharmaciez, Inc.	27,700	1,098,245
Sundrug Co. Ltd.	65,700	3,471,206
Tsuruha Holdings, Inc.	62,100	4,655,528
		9,224,979
ENERGY - 2.9%
Energy Equipment & Services - 0.9%
Cathedral Energy Services Ltd.	479,300	867,180
Oil States International, Inc. (a)	56,600	2,313,808
Pason Systems, Inc.	73,000	1,306,087
		4,487,075
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.0%
Delek Logistics Partners LP	25,726	$ 1,196,259
World Fuel Services Corp.	187,725	9,391,882
		10,588,141
TOTAL ENERGY		15,075,216
FINANCIALS - 21.0%
Banks - 5.5%
Bank of the Ozarks, Inc.	86,000	3,781,420
ConnectOne Bancorp, Inc.	162,635	3,163,251
East West Bancorp, Inc.	138,994	5,962,843
First NBC Bank Holding Co. (a)	140,300	4,768,797
Investors Bancorp, Inc.	565,999	6,797,648
Wilshire Bancorp, Inc.	398,600	4,400,544
		28,874,503
Consumer Finance - 2.2%
PRA Group, Inc. (a)(e)	106,100	6,022,236
SLM Corp. (a)	563,500	5,781,510
		11,803,746
Insurance - 7.0%
CNO Financial Group, Inc.	375,400	6,757,200
Enstar Group Ltd. (a)	26,000	3,942,120
HCC Insurance Holdings, Inc.	128,000	7,319,040
Primerica, Inc.	219,100	9,690,793
Reinsurance Group of America, Inc.	85,300	7,979,815
RenaissanceRe Holdings Ltd.	11,900	1,215,109
		36,904,077
Real Estate Investment Trusts - 3.5%
American Realty Capital Properties, Inc.	346,800	3,076,116
Corrections Corp. of America	196,300	6,901,908
EPR Properties	57,100	3,292,957
MFA Financial, Inc.	689,800	5,477,012
		18,747,993
Real Estate Management & Development - 0.3%
Relo Holdings Corp.	19,200	1,537,718
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 2.5%
BofI Holding, Inc. (a)(e)	123,800	$ 11,657,008
Meridian Bancorp, Inc. (a)	124,600	1,599,864
		13,256,872
TOTAL FINANCIALS		111,124,909
HEALTH CARE - 14.8%
Biotechnology - 2.1%
United Therapeutics Corp. (a)	59,700	10,968,084
Health Care Equipment & Supplies - 0.9%
The Cooper Companies, Inc.	24,800	4,507,896
Health Care Providers & Services - 9.5%
Aceto Corp.	212,200	5,001,554
AmSurg Corp. (a)	126,100	8,491,574
Community Health Systems, Inc. (a)	256,000	14,159,360
Health Net, Inc. (a)	68,100	4,238,544
MEDNAX, Inc. (a)	51,920	3,695,666
Providence Service Corp. (a)	106,100	5,099,166
The Ensign Group, Inc.	204,800	9,496,576
		50,182,440
Life Sciences Tools & Services - 1.0%
VWR Corp. (e)	191,200	5,214,024
Pharmaceuticals - 1.3%
Jazz Pharmaceuticals PLC (a)	25,800	4,627,230
Sawai Pharmaceutical Co. Ltd.	43,800	2,518,612
		7,145,842
TOTAL HEALTH CARE		78,018,286
INDUSTRIALS - 14.6%
Aerospace & Defense - 2.1%
Engility Holdings, Inc.	106,100	2,962,312
Moog, Inc. Class A (a)	70,700	4,852,141
Teledyne Technologies, Inc. (a)	34,600	3,506,018
		11,320,471
Commercial Services & Supplies - 5.7%
Deluxe Corp.	139,900	8,929,817
Mitie Group PLC	817,800	3,878,519
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
UniFirst Corp.	44,200	$ 5,052,502
West Corp.	402,800	12,325,680
		30,186,518
Electrical Equipment - 0.8%
EnerSys	65,971	4,396,307
Machinery - 4.3%
Federal Signal Corp.	318,400	4,737,792
Hy-Lok Corp.	120,411	3,961,101
Standex International Corp.	93,900	7,512,939
TriMas Corp. (a)	221,100	6,389,790
		22,601,622
Marine - 0.4%
SITC International Holdings Co. Ltd.	2,775,000	1,878,954
Professional Services - 0.8%
Benefit One, Inc.	214,900	4,123,307
Transportation Infrastructure - 0.5%
Wesco Aircraft Holdings, Inc. (a)	172,000	2,538,720
TOTAL INDUSTRIALS		77,045,899
INFORMATION TECHNOLOGY - 20.3%
Electronic Equipment & Components - 6.8%
Belden, Inc.	70,700	5,968,494
CDW Corp.	341,300	12,662,230
Insight Enterprises, Inc. (a)	16,500	483,945
SYNNEX Corp.	92,182	7,620,686
Zebra Technologies Corp. Class A (a)	85,300	9,352,292
		36,087,647
Internet Software & Services - 1.6%
Stamps.com, Inc. (a)	123,700	8,323,773
IT Services - 9.7%
Blackhawk Network Holdings, Inc. (a)	152,300	5,239,120
Cardtronics, Inc. (a)	172,800	6,307,200
EPAM Systems, Inc. (a)	45,100	3,243,141
EVERTEC, Inc.	45,776	1,017,600
Genpact Ltd. (a)	195,700	4,401,293
Global Payments, Inc.	145,100	15,145,538
MoneyGram International, Inc. (a)	354,800	3,448,656
Perficient, Inc. (a)	137,600	2,603,392
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Syntel, Inc. (a)	141,200	$ 6,708,412
WEX, Inc. (a)	30,200	3,424,378
		51,538,730
Software - 2.2%
NIIT Technologies Ltd. (a)	280,385	1,679,551
Sword Group	82,661	1,906,518
Verint Systems, Inc. (a)	105,800	6,842,086
Zensar Technologies Ltd. (a)	97,116	1,179,325
		11,607,480
TOTAL INFORMATION TECHNOLOGY		107,557,630
MATERIALS - 3.4%
Chemicals - 1.6%
PolyOne Corp.	209,600	8,151,344
Containers & Packaging - 1.4%
Sealed Air Corp.	153,600	7,480,320
Paper & Forest Products - 0.4%
Neenah Paper, Inc.	36,329	2,190,275
TOTAL MATERIALS		17,821,939
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Amcom Telecommunications Ltd.	248,271	446,067
APT Satellite Holdings Ltd.	480,750	576,628
Asia Satellite Telecommunications Holdings Ltd.	120,000	423,285
iiNet Ltd.	34,583	259,116
		1,705,096
TOTAL COMMON STOCKS (Cost $412,684,035)		491,306,909
U.S. Treasury Obligations - 0.3%
		Principal Amount (d)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 6/18/15 to 7/30/15 (h) (Cost $1,619,971)		$ 1,620,000	1,619,998
Preferred Securities - 0.4%
		Principal Amount (d)	Value
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $2,687,396)	EUR	1,730,000	$ 2,047,418
Money Market Funds - 10.0%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	24,790,766	24,790,766
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	27,943,125	27,943,125
TOTAL MONEY MARKET FUNDS (Cost $52,733,891)		52,733,891
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $469,725,293)		547,708,216
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(18,810,331)
NET ASSETS - 100%		$ 528,897,885
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
251 ICE Russell 2000 Index Contracts (United States)	June 2015	$ 31,231,930	$ 120,011

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $45,491,067. The face value of futures purchased as a percentage of net assets is 5.9%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,047,418 or 0.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,303,998.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,341
Fidelity Securities Lending Cash Central Fund	29,466
Total	$ 62,807
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 73,732,955	$ 66,148,458	$ 7,584,497	$ -
Consumer Staples	9,224,979	-	9,224,979	-
Energy	15,075,216	15,075,216	-	-
Financials	111,124,909	109,587,191	1,537,718	-
Health Care	78,018,286	75,499,674	2,518,612	-
Industrials	77,045,899	72,922,592	4,123,307	-
Information Technology	107,557,630	107,557,630	-	-
Materials	17,821,939	17,821,939	-	-
Telecommunication Services	1,705,096	1,705,096	-	-
U.S. Government and Government Agency Obligations	1,619,998	-	1,619,998	-
Preferred Securities	2,047,418	-	2,047,418	-
Money Market Funds	52,733,891	52,733,891	-	-
Total Investments in Securities:	$ 547,708,216	$ 519,051,687	$ 28,656,529	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 120,011	$ 120,011	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 24,254,518
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 120,011	$ -
Total Value of Derivatives	$ 120,011	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	88.3%
Japan	4.8%
Bermuda	2.0%
Ireland	1.2%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $27,240,841) - See accompanying schedule: Unaffiliated issuers (cost $416,991,402)	$ 494,974,325
Fidelity Central Funds (cost $52,733,891)	52,733,891
Total Investments (cost $469,725,293)		$ 547,708,216
Receivable for investments sold		17,974,570
Receivable for fund shares sold		67,522
Dividends receivable		314,883
Distributions receivable from Fidelity Central Funds		10,021
Prepaid expenses		263
Other receivables		10,942
Total assets		566,086,417

Liabilities
Payable to custodian bank	$ 4,219,007
Payable for investments purchased	4,021,751
Payable for fund shares redeemed	285,825
Accrued management fee	356,071
Payable for daily variation margin for derivative instruments	218,262
Other affiliated payables	93,406
Other payables and accrued expenses	51,085
Collateral on securities loaned, at value	27,943,125
Total liabilities		37,188,532

Net Assets		$ 528,897,885
Net Assets consist of:
Paid in capital		$ 447,069,204
Undistributed net investment income		931,926
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,812,901
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		78,083,854
Net Assets, for 45,053,920 shares outstanding		$ 528,897,885
Net Asset Value, offering price and redemption price per share ($528,897,885 ÷ 45,053,920 shares)		$ 11.74

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 2,810,540
Special dividends		1,213,147
Interest		16,424
Income from Fidelity Central Funds		62,807
Total income		4,102,918

Expenses
Management fee Basic fee	$ 1,824,125
Performance adjustment	216,138
Transfer agent fees	457,740
Accounting and security lending fees	101,776
Custodian fees and expenses	17,411
Independent trustees' compensation	1,093
Audit	28,506
Legal	384
Miscellaneous	2,346
Total expenses before reductions	2,649,519
Expense reductions	(38,907)	2,610,612
Net investment income (loss)		1,492,306
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	210,568
Foreign currency transactions	(47,087)
Futures contracts	3,515,703
Total net realized gain (loss)		3,679,184
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $20,885)	36,552,596
Assets and liabilities in foreign currencies	20,935
Futures contracts	(476,022)
Total change in net unrealized appreciation (depreciation)		36,097,509
Net gain (loss)		39,776,693
Net increase (decrease) in net assets resulting from operations		$ 41,268,999

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,492,306	$ 811,029
Net realized gain (loss)	3,679,184	15,399,988
Change in net unrealized appreciation (depreciation)	36,097,509	24,000,565
Net increase (decrease) in net assets resulting from operations	41,268,999	40,211,582
Distributions to shareholders from net investment income	(873,571)	(371,126)
Distributions to shareholders from net realized gain	(14,905,741)	(1,499,894)
Total distributions	(15,779,312)	(1,871,020)
Share transactions Proceeds from sales of shares	24,156,004	76,149,969
Reinvestment of distributions	15,779,312	1,871,020
Cost of shares redeemed	(54,353,763)	(84,073,515)
Net increase (decrease) in net assets resulting from share transactions	(14,418,447)	(6,052,526)
Total increase (decrease) in net assets	11,071,240	32,288,036

Net Assets
Beginning of period	517,826,645	485,538,609
End of period (including undistributed net investment income of $931,926 and undistributed net investment income of $313,191, respectively)	$ 528,897,885	$ 517,826,645
Other Information Shares
Sold	2,150,763	7,246,431
Issued in reinvestment of distributions	1,453,584	179,493
Redeemed	(4,812,751)	(7,909,428)
Net increase (decrease)	(1,208,404)	(483,504)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013I
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.03G	.02	-H, K
Net realized and unrealized gain (loss)	.86	.82	.39
Total from investment operations	.89	.84	.39
Distributions from net investment income	(.02)	(.01)	-
Distributions from net realized gain	(.32)	(.03)	-
Total distributions	(.34)	(.04)	-
Net asset value, end of period	$ 11.74	$ 11.19	$ 10.39
Total ReturnB, C	8.24%	8.12%	3.90%
Ratios to Average Net AssetsE, J
Expenses before reductions	1.01%A	.94%	1.07%A
Expenses net of fee waivers, if any	1.00%A	.94%	.95%A
Expenses net of all reductions	1.00%A	.94%	.95%A
Net investment income (loss)	.57%A, G	.16%	(.25)%A, H
Supplemental Data
Net assets, end of period (000 omitted)	$ 528,898	$ 517,827	$ 485,539
Portfolio turnover rateF	33%A	58%	4%L

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .11%.

H Investment income per share reflects a large, non-recurring dividend which amounted to less than $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%.

I For the period November 7, 2013 (commencement of operations) to November 30, 2013.

J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

K Amount represents less than $.01 per share.

L Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Series Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 94,367,891
Gross unrealized depreciation	(16,432,686)
Net unrealized appreciation (depreciation) on securities	$ 77,935,205

Tax cost	$ 469,773,011

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $3,515,703 and a change in net unrealized appreciation (depreciation) of $(476,022) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $77,977,892 and $111,798,523, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the Russell 2000® Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .78% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,114 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $406 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Security Lending - continued

obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $29,466. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .95% of average net assets. This reimbursement will remain in place through January 31, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $33,811. Effective January 31, 2015 the expense limitation was discontinued.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,096 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank & Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AXS5-SANN-0715
1.967944.101
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.11%
Actual		$ 1,000.00	$ 1,079.80	$ 5.76
HypotheticalA		$ 1,000.00	$ 1,019.40	$ 5.59
Class T	1.34%
Actual		$ 1,000.00	$ 1,078.50	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.74
Class B	1.91%
Actual		$ 1,000.00	$ 1,075.20	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,015.41	$ 9.60
Class C	1.87%
Actual		$ 1,000.00	$ 1,075.30	$ 9.68
HypotheticalA		$ 1,000.00	$ 1,015.61	$ 9.40
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,081.30	$ 4.36
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.23
Class Z	.69%
Actual		$ 1,000.00	$ 1,081.70	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,021.49	$ 3.48

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Global Payments, Inc.	2.8	2.5
Community Health Systems, Inc.	2.6	2.3
CDW Corp.	2.3	2.1
West Corp.	2.2	1.5
Office Depot, Inc.	2.2	1.6
BofI Holding, Inc.	2.1	1.8
United Therapeutics Corp.	2.1	1.5
Primerica, Inc.	1.8	2.2
The Ensign Group, Inc.	1.8	1.6
World Fuel Services Corp.	1.7	1.6
	21.6
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.4	20.7
Financials	21.0	22.7
Consumer Discretionary	14.9	14.6
Health Care	14.4	14.5
Industrials	14.3	15.1
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks and Equity Futures 98.9%		Stocks and Equity Futures 98.9%
	Other Investments 0.4%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	14.2%	** Foreign investments	15.1%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.9%
Diversified Consumer Services - 1.6%
DeVry, Inc.	485,700	$ 15,450
Meiko Network Japan Co. Ltd. (f)	1,577,900	18,309
Tsukada Global Holdings, Inc. (e)(f)	2,800,000	18,006
		51,765
Household Durables - 1.5%
Iida Group Holdings Co. Ltd.	1,050,000	17,009
Tupperware Brands Corp.	440,000	28,926
		45,935
Leisure Products - 0.9%
Smith & Wesson Holding Corp. (a)(e)	2,000,000	29,420
Multiline Retail - 1.0%
Big Lots, Inc.	700,000	30,730
Specialty Retail - 9.0%
Aarons, Inc. Class A	1,072,000	37,552
Genesco, Inc. (a)	500,000	33,095
Hibbett Sports, Inc. (a)(e)	800,000	37,240
Jumbo SA	303,981	2,871
Office Depot, Inc. (a)	7,514,200	69,657
Sally Beauty Holdings, Inc. (a)	1,000,000	31,210
Select Comfort Corp. (a)	1,400,000	43,610
Staples, Inc.	1,700,000	27,991
		283,226
Textiles, Apparel & Luxury Goods - 0.9%
Fossil Group, Inc. (a)	400,000	28,404
TOTAL CONSUMER DISCRETIONARY		469,480
CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 2.0%
Ain Pharmaciez, Inc.	190,000	7,533
Sundrug Co. Ltd.	450,000	23,775
Tsuruha Holdings, Inc.	425,000	31,862
		63,170
ENERGY - 2.8%
Energy Equipment & Services - 0.9%
Cathedral Energy Services Ltd. (f)	3,363,407	6,085
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	320,000	$ 13,082
Pason Systems, Inc.	500,000	8,946
		28,113
Oil, Gas & Consumable Fuels - 1.9%
Delek Logistics Partners LP	145,040	6,744
World Fuel Services Corp.	1,100,000	55,033
		61,777
TOTAL ENERGY		89,890
FINANCIALS - 20.6%
Banks - 5.3%
Bank of the Ozarks, Inc.	500,000	21,985
ConnectOne Bancorp, Inc.	949,361	18,465
East West Bancorp, Inc.	814,506	34,942
First NBC Bank Holding Co. (a)	800,000	27,192
Investors Bancorp, Inc.	3,316,299	39,829
Wilshire Bancorp, Inc.	2,253,000	24,873
		167,286
Consumer Finance - 2.1%
PRA Group, Inc. (a)(e)	600,000	34,056
SLM Corp. (a)	3,185,800	32,686
		66,742
Insurance - 7.0%
CNO Financial Group, Inc.	2,200,000	39,600
Enstar Group Ltd. (a)	150,000	22,743
HCC Insurance Holdings, Inc.	750,000	42,885
Primerica, Inc.	1,300,000	57,499
Reinsurance Group of America, Inc.	500,000	46,775
RenaissanceRe Holdings Ltd.	108,700	11,099
		220,601
Real Estate Investment Trusts - 3.4%
American Realty Capital Properties, Inc.	2,000,000	17,740
Corrections Corp. of America	1,150,000	40,434
EPR Properties	330,000	19,031
MFA Financial, Inc.	3,900,000	30,966
		108,171
Real Estate Management & Development - 0.4%
Relo Holdings Corp.	140,000	11,213
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 2.4%
BofI Holding, Inc. (a)(e)	700,000	$ 65,912
Meridian Bancorp, Inc. (a)	780,381	10,020
		75,932
TOTAL FINANCIALS		649,945
HEALTH CARE - 14.4%
Biotechnology - 2.1%
United Therapeutics Corp. (a)	350,000	64,302
Health Care Equipment & Supplies - 0.8%
The Cooper Companies, Inc.	140,000	25,448
Health Care Providers & Services - 9.2%
Aceto Corp.	1,200,000	28,284
AmSurg Corp. (a)	713,000	48,013
Community Health Systems, Inc. (a)	1,500,000	82,965
Health Net, Inc. (a)	400,000	24,896
MEDNAX, Inc. (a)	300,000	21,354
Providence Service Corp. (a)	600,000	28,836
The Ensign Group, Inc.	1,200,000	55,644
		289,992
Life Sciences Tools & Services - 0.9%
VWR Corp. (e)	1,081,000	29,479
Pharmaceuticals - 1.4%
Jazz Pharmaceuticals PLC (a)	150,000	26,903
Sawai Pharmaceutical Co. Ltd.	300,000	17,251
		44,154
TOTAL HEALTH CARE		453,375
INDUSTRIALS - 14.3%
Aerospace & Defense - 2.1%
Engility Holdings, Inc.	600,000	16,752
Moog, Inc. Class A (a)	400,000	27,452
Teledyne Technologies, Inc. (a)	200,000	20,266
		64,470
Commercial Services & Supplies - 5.6%
Deluxe Corp.	800,000	51,064
Mitie Group PLC	5,600,000	26,559
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
UniFirst Corp.	250,000	$ 28,578
West Corp.	2,300,000	70,380
		176,581
Electrical Equipment - 0.8%
EnerSys	386,926	25,785
Machinery - 4.1%
Federal Signal Corp.	1,800,000	26,784
Hy-Lok Corp. (f)	700,000	23,028
Standex International Corp.	550,000	44,006
TriMas Corp. (a)	1,250,000	36,125
		129,943
Marine - 0.4%
SITC International Holdings Co. Ltd.	19,000,000	12,865
Professional Services - 0.8%
Benefit One, Inc.	1,350,000	25,903
Transportation Infrastructure - 0.5%
Wesco Aircraft Holdings, Inc. (a)	1,000,000	14,760
TOTAL INDUSTRIALS		450,307
INFORMATION TECHNOLOGY - 21.4%
Electronic Equipment & Components - 6.6%
Belden, Inc.	400,000	33,768
CDW Corp.	2,000,000	74,200
Insight Enterprises, Inc. (a)	100,000	2,933
SYNNEX Corp.	520,913	43,064
Zebra Technologies Corp. Class A (a)	500,000	54,820
		208,785
Internet Software & Services - 1.5%
Stamps.com, Inc. (a)	725,000	48,785
IT Services - 9.5%
Blackhawk Network Holdings, Inc. (a)	900,000	30,960
Cardtronics, Inc. (a)	1,000,000	36,500
EPAM Systems, Inc. (a)	250,000	17,978
EVERTEC, Inc.	340,639	7,572
Genpact Ltd. (a)	1,100,000	24,739
Global Payments, Inc.	850,000	88,721
MoneyGram International, Inc. (a)	2,050,000	19,926
Perficient, Inc. (a)	800,000	15,136
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Syntel, Inc. (a)	800,000	$ 38,008
WEX, Inc. (a)	170,000	19,276
		298,816
Software - 3.8%
NIIT Technologies Ltd. (a)(f)	3,800,000	22,763
Sword Group (f)	587,339	13,547
Verint Systems, Inc. (a)	620,000	40,095
Zensar Technologies Ltd. (a)(f)	3,500,000	42,502
		118,907
TOTAL INFORMATION TECHNOLOGY		675,293
MATERIALS - 3.3%
Chemicals - 1.5%
PolyOne Corp.	1,200,000	46,668
Containers & Packaging - 1.4%
Sealed Air Corp.	900,000	43,830
Paper & Forest Products - 0.4%
Neenah Paper, Inc.	216,240	13,037
TOTAL MATERIALS		103,535
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Amcom Telecommunications Ltd.	1,700,000	3,054
APT Satellite Holdings Ltd.	3,150,000	3,778
Asia Satellite Telecommunications Holdings Ltd.	800,000	2,822
iiNet Ltd.	236,805	1,774
		11,428
TOTAL COMMON STOCKS (Cost $2,120,659)		2,966,423
U.S. Treasury Obligations - 0.4%
		Principal Amount (000s) (d)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 6/18/15 to 7/16/15 (i) (Cost $11,900)		$ 11,900	11,900
Preferred Securities - 0.4%
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $18,643)	EUR	12,000	$ 14,207
Money Market Funds - 6.9%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	166,409,308	166,409
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	52,823,983	52,824
TOTAL MONEY MARKET FUNDS (Cost $219,233)		219,233
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $2,370,435)		3,211,763
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(57,897)
NET ASSETS - 100%		$ 3,153,866
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,211 ICE Russell 2000 Index Contracts (United States)	June 2015	$ 150,685	$ 1,586
The face value of futures purchased as a percentage of net assets is 4.8%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,207,000 or 0.5% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,388,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 159
Fidelity Securities Lending Cash Central Fund	125
Total	$ 284
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cathedral Energy Services Ltd.	$ 8,984	$ 376	$ -	$ 274	$ 6,085
Hy-Lok Corp.	19,901	-	-	212	23,028
Meiko Network Japan Co. Ltd.	16,216	-	-	203	18,309
NIIT Technologies Ltd.	23,245	-	-	-	22,763
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Stamps.com, Inc.	$ 40,163	$ -	$ 8,260	$ -	$ -
Sword Group	12,905	-	-	668	13,547
The Ensign Group, Inc.	47,304	-	-	180	-
Tsukada Global Holdings, Inc.	17,524	-	-	105	18,006
Zensar Technologies Ltd.	33,225	-	-	255	42,502
Total	$ 219,467	$ 376	$ 8,260	$ 1,897	$ 144,240
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 469,480	$ 416,156	$ 53,324	$ -
Consumer Staples	63,170	-	63,170	-
Energy	89,890	89,890	-	-
Financials	649,945	638,732	11,213	-
Health Care	453,375	436,124	17,251	-
Industrials	450,307	424,404	25,903	-
Information Technology	675,293	675,293	-	-
Materials	103,535	103,535	-	-
Telecommunication Services	11,428	11,428	-	-
U.S. Government and Government Agency Obligations	11,900	-	11,900	-
Preferred Securities	14,207	-	14,207	-
Money Market Funds	219,233	219,233	-	-
Total Investments in Securities:	$ 3,211,763	$ 3,014,795	$ 196,968	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,586	$ 1,586	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 149,638
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,586	$ -
Total Value of Derivatives	$ 1,586	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.8%
Japan	5.4%
India	2.1%
Bermuda	2.0%
Ireland	1.3%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $51,319) - See accompanying schedule: Unaffiliated issuers (cost $2,036,658)	$ 2,848,290
Fidelity Central Funds (cost $219,233)	219,233
Other affiliated issuers (cost $114,544)	144,240
Total Investments (cost $2,370,435)		$ 3,211,763
Cash		1
Receivable for investments sold		24,213
Receivable for fund shares sold		2,964
Dividends receivable		1,880
Distributions receivable from Fidelity Central Funds		41
Prepaid expenses		1
Other receivables		9
Total assets		3,240,872

Liabilities
Payable for investments purchased	$ 19,770
Payable for fund shares redeemed	9,744
Accrued management fee	2,050
Distribution and service plan fees payable	932
Payable for daily variation margin for derivative instruments	1,026
Other affiliated payables	609
Other payables and accrued expenses	51
Collateral on securities loaned, at value	52,824
Total liabilities		87,006

Net Assets		$ 3,153,866
Net Assets consist of:
Paid in capital		$ 2,210,767
Undistributed net investment income		4,136
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		96,095
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		842,868
Net Assets		$ 3,153,866

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,111,259 ÷ 38,902.3 shares)	$ 28.57

Maximum offering price per share (100/94.25 of $28.57)	$ 30.31
Class T: Net Asset Value and redemption price per share ($960,646 ÷ 35,622.0 shares)	$ 26.97

Maximum offering price per share (100/96.50 of $26.97)	$ 27.95
Class B: Net Asset Value and offering price per share ($27,977 ÷ 1,219.6 shares)A	$ 22.94

Class C: Net Asset Value and offering price per share ($331,293 ÷ 14,193.1 shares)A	$ 23.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($678,008 ÷ 22,138.9 shares)	$ 30.63

Class Z: Net Asset Value, offering price and redemption price per share ($44,683 ÷ 1,463.0 shares)	$ 30.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends (including $1,897 earned from other affiliated issuers)		$ 17,102
Special dividends		6,860
Interest		114
Income from Fidelity Central Funds		284
Total income		24,360

Expenses
Management fee Basic fee	$ 10,731
Performance adjustment	(1,464)
Transfer agent fees	3,154
Distribution and service plan fees	5,507
Accounting and security lending fees	455
Custodian fees and expenses	54
Independent trustees' compensation	6
Registration fees	67
Audit	34
Legal	3
Miscellaneous	9
Total expenses before reductions	18,556
Expense reductions	(33)	18,523
Net investment income (loss)		5,837
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	78,462
Other affiliated issuers	5,440
Foreign currency transactions	(300)
Futures contracts	12,363
Total net realized gain (loss)		95,965
Change in net unrealized appreciation (depreciation) on: Investment securities	128,345
Assets and liabilities in foreign currencies	82
Futures contracts	1,509
Total change in net unrealized appreciation (depreciation)		129,936
Net gain (loss)		225,901
Net increase (decrease) in net assets resulting from operations		$ 231,738

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,837	$ 1,228
Net realized gain (loss)	95,965	448,042
Change in net unrealized appreciation (depreciation)	129,936	(182,506)
Net increase (decrease) in net assets resulting from operations	231,738	266,764
Distributions to shareholders from net investment income	(1,701)	(1,611)
Distributions to shareholders from net realized gain	(353,938)	(400,188)
Total distributions	(355,639)	(401,799)
Share transactions - net increase (decrease)	226,971	(287,435)
Total increase (decrease) in net assets	103,070	(422,470)

Net Assets
Beginning of period	3,050,796	3,473,266
End of period (including undistributed net investment income of $4,136 and undistributed net investment income of $0, respectively)	$ 3,153,866	$ 3,050,796

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.85	$ 30.96	$ 22.45	$ 23.60	$ 24.35	$ 21.00
Income from Investment Operations
Net investment income (loss) E	.07 H	.04	.12 I	(.03)	(.09) J	(.13)
Net realized and unrealized gain (loss)	2.06	2.36	8.45	.79	.67	3.48
Total from investment operations	2.13	2.40	8.57	.76	.58	3.35
Distributions from net investment income	-	(.01)	(.05)	-	-	-
Distributions from net realized gain	(3.41)	(3.50)	(.01)	(1.91)	(1.33)	-
Total distributions	(3.41)	(3.51)	(.06)	(1.91)	(1.33)	-
Net asset value, end of period	$ 28.57	$ 29.85	$ 30.96	$ 22.45	$ 23.60	$ 24.35
Total ReturnB, C, D	7.98%	9.06%	38.30%	3.87%	2.17%	15.95%
Ratios to Average Net Assets F, K
Expenses before reductions	1.11%A	.98%	1.01%	1.06%	1.31%	1.44%
Expenses net of fee waivers, if any	1.11%A	.98%	1.01%	1.06%	1.31%	1.40%
Expenses net of all reductions	1.11%A	.97%	1.00%	1.06%	1.31%	1.40%
Net investment income (loss)	.48%A,H	.14%	.46%I	(.13)%	(.35)%J	(.58)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,111	$ 1,097	$ 1,263	$ 1,212	$ 1,461	$ 1,501
Portfolio turnover rateG	24% A	39%	34%	69%	38%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 28.40	$ 29.69	$ 21.52	$ 22.75	$ 23.57	$ 20.37
Income from Investment Operations
Net investment income (loss) E	.03 H	(.02)	.06 I	(.07)	(.13) J	(.18)
Net realized and unrealized gain (loss)	1.95	2.23	8.13	.75	.64	3.38
Total from investment operations	1.98	2.21	8.19	.68	.51	3.20
Distributions from net investment income	-	-	(.01)	-	-	-
Distributions from net realized gain	(3.41)	(3.50)	(.01)	(1.91)	(1.33)	-
Total distributions	(3.41)	(3.50)	(.02)	(1.91)	(1.33)	-
Net asset value, end of period	$ 26.97	$ 28.40	$ 29.69	$ 21.52	$ 22.75	$ 23.57
Total ReturnB, C, D	7.85%	8.79%	38.11%	3.64%	1.94%	15.71%
Ratios to Average Net Assets F, K
Expenses before reductions	1.34%A	1.20%	1.22%	1.26%	1.51%	1.63%
Expenses net of fee waivers, if any	1.34%A	1.20%	1.22%	1.26%	1.51%	1.63%
Expenses net of all reductions	1.34%A	1.20%	1.21%	1.25%	1.51%	1.63%
Net investment income (loss)	.24%A,H	(.08)%	.25%I	(.33)%	(.55)%J	(.81)%
Supplemental Data
Net assets, end of period (in millions)	$ 961	$ 958	$ 1,113	$ 1,054	$ 1,244	$ 1,356
Portfolio turnover rateG	24% A	39%	34%	69%	38%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.70)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.73	$ 26.45	$ 19.27	$ 20.69	$ 21.66	$ 18.82
Income from Investment Operations
Net investment income (loss) E	(.04) H	(.16)	(.08) I	(.18)	(.25) J	(.27)
Net realized and unrealized gain (loss)	1.66	1.94	7.26	.67	.61	3.11
Total from investment operations	1.62	1.78	7.18	.49	.36	2.84
Distributions from net realized gain	(3.41)	(3.50)	-	(1.91)	(1.33)	-
Net asset value, end of period	$ 22.94	$ 24.73	$ 26.45	$ 19.27	$ 20.69	$ 21.66
Total ReturnB, C, D	7.52%	8.16%	37.26%	3.03%	1.39%	15.09%
Ratios to Average Net Assets F, K
Expenses before reductions	1.91%A	1.80%	1.81%	1.85%	2.10%	2.22%
Expenses net of fee waivers, if any	1.91%A	1.80%	1.81%	1.85%	2.10%	2.15%
Expenses net of all reductions	1.91%A	1.79%	1.80%	1.84%	2.10%	2.14%
Net investment income (loss)	(.33)%A,H	(.68)%	(.34)%I	(.92)%	(1.14)%J	(1.33)%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 31	$ 40	$ 40	$ 55	$ 76
Portfolio turnover rateG	24% A	39%	34%	69%	38%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.77)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.10	$ 26.77	$ 19.50	$ 20.90	$ 21.87	$ 19.00
Income from Investment Operations
Net investment income (loss) E	(.03) H	(.15)	(.07) I	(.17)	(.24) J	(.27)
Net realized and unrealized gain (loss)	1.68	1.98	7.34	.68	.60	3.14
Total from investment operations	1.65	1.83	7.27	.51	.36	2.87
Distributions from net realized gain	(3.41)	(3.50)	-	(1.91)	(1.33)	-
Net asset value, end of period	$ 23.34	$ 25.10	$ 26.77	$ 19.50	$ 20.90	$ 21.87
Total ReturnB, C, D	7.53%	8.26%	37.28%	3.10%	1.37%	15.11%
Ratios to Average Net Assets F, K
Expenses before reductions	1.87%A	1.73%	1.76%	1.81%	2.06%	2.18%
Expenses net of fee waivers, if any	1.87%A	1.73%	1.76%	1.81%	2.06%	2.15%
Expenses net of all reductions	1.87%A	1.73%	1.75%	1.80%	2.05%	2.14%
Net investment income (loss)	(.28)%A,H	(.62)%	(.29)%I	(.88)%	(1.10)%J	(1.33)%
Supplemental Data
Net assets, end of period (in millions)	$ 331	$ 317	$ 334	$ 284	$ 328	$ 336
Portfolio turnover rateG	24% A	39%	34%	69%	38%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.73)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.25)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 31.80	$ 32.73	$ 23.73	$ 24.77	$ 25.42	$ 21.86
Income from Investment Operations
Net investment income (loss) D	.11G	.13	.21H	.04	(.01) I	(.07)
Net realized and unrealized gain (loss)	2.21	2.50	8.94	.83	.69	3.63
Total from investment operations	2.32	2.63	9.15	.87	.68	3.56
Distributions from net investment income	(.08)	(.06)	(.13)	-	-	-
Distributions from net realized gain	(3.41)	(3.50)	(.01)	(1.91)	(1.33)	-
Total distributions	(3.49)	(3.56)	(.15) K	(1.91)	(1.33)	-
Net asset value, end of period	$ 30.63	$ 31.80	$ 32.73	$ 23.73	$ 24.77	$ 25.42
Total ReturnB, C	8.13%	9.33%	38.79%	4.15%	2.49%	16.29%
Ratios to Average Net Assets E, J
Expenses before reductions	.84%A	.70%	.71%	.75%	1.01%	1.12%
Expenses net of fee waivers, if any	.84%A	.70%	.71%	.75%	1.01%	1.12%
Expenses net of all reductions	.84%A	.70%	.70%	.74%	1.00%	1.12%
Net investment income (loss)	.75%A,G	.41%	.76%H	.18%	(.05)%I	(.30)%
Supplemental Data
Net assets, end of period (in millions)	$ 678	$ 627	$ 718	$ 1,141	$ 1,314	$ 1,165
Portfolio turnover rateF	24% A	39%	34%	69%	38%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .30%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013 I
Selected Per-Share Data
Net asset value, beginning of period	$ 31.76	$ 32.74	$ 29.79
Income from Investment Operations
Net investment income (loss) D	.13 G	.17	.02 H
Net realized and unrealized gain (loss)	2.19	2.51	2.93
Total from investment operations	2.32	2.68	2.95
Distributions from net investment income	(.14)	(.16)	-
Distributions from net realized gain	(3.41)	(3.50)	-
Total distributions	(3.54) K	(3.66)	-
Net asset value, end of period	$ 30.54	$ 31.76	$ 32.74
Total ReturnB, C	8.17%	9.52%	9.90%
Ratios to Average Net Assets E, J
Expenses before reductions	.69%A	.55%	.56%A
Expenses net of fee waivers, if any	.69%A	.55%	.56%A
Expenses net of all reductions	.69%A	.54%	.55%A
Net investment income (loss)	.90%A,G	.57%	.26%H
Supplemental Data
Net assets, end of period (in millions)	$ 45	$ 20	$ 5
Portfolio turnover rateF	24% A	39%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%. I For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $3.54 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $3.406 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 938,302
Gross unrealized depreciation	(96,975)
Net unrealized appreciation (depreciation) on securities	$ 841,327

Tax cost	$ 2,370,436

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $12,363 and a change in net unrealized appreciation (depreciation) of $1,509 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $344,321 and $597,040, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,365	$ 21
Class T	.25%	.25%	2,381	24
Class B	.75%	.25%	148	111
Class C	.75%	.25%	1,613	103
			$ 5,507	$ 259

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 87
Class T	14
Class B*	6
Class C*	8
$ 115

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 1,165.21
Class T	949.20
Class B	40.27
Class C	361.22
Institutional Class	631.20
Class Z	8.05
	$ 3,154

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $125, including $2 from securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $33 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional class expenses during the period in the amount of two dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ -	$ 284
Institutional Class	1,619	1,305
Class Z	82	22
Total	$ 1,701	$ 1,611
From net realized gain
Class A	$ 123,666	$ 142,771
Class T	113,567	131,371
Class B	4,225	5,267
Class C	42,961	43,783
Institutional Class	67,403	76,492
Class Z	2,116	504
Total	$ 353,938	$ 400,188

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	3,618	5,882	$ 100,412	$ 166,699
Reinvestment of distributions	4,474	4,985	119,319	134,212
Shares redeemed	(5,950)	(14,908)	(164,936)	(422,262)
Net increase (decrease)	2,142	(4,041)	$ 54,795	$ (121,351)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class T
Shares sold	3,147	5,277	$ 82,683	$ 141,817
Reinvestment of distributions	4,384	4,931	110,516	126,640
Shares redeemed	(5,652)	(13,972)	(148,628)	(376,684)
Net increase (decrease)	1,879	(3,764)	$ 44,571	$ (108,227)
Class B
Shares sold	15	13	$ 333	$ 288
Reinvestment of distributions	189	220	4,069	4,958
Shares redeemed	(240)	(484)	(5,394)	(11,378)
Net increase (decrease)	(36)	(251)	$ (992)	$ (6,132)
Class C
Shares sold	981	1,271	$ 22,311	$ 30,236
Reinvestment of distributions	1,812	1,754	39,668	40,042
Shares redeemed	(1,251)	(2,841)	(28,622)	(67,748)
Net increase (decrease)	1,542	184	$ 33,357	$ 2,530
Institutional Class
Shares sold	3,925	5,735	$ 117,175	$ 172,958
Reinvestment of distributions	2,131	2,348	60,822	67,135
Shares redeemed	(3,636)	(10,306)	(107,337)	(308,759)
Net increase (decrease)	2,420	(2,223)	$ 70,660	$ (68,666)
Class Z
Shares sold	877	611	$ 25,549	$ 18,714
Reinvestment of distributions	77	18	2,198	526
Shares redeemed	(107)	(159)	(3,167)	(4,829)
Net increase (decrease)	847	470	$ 24,580	$ 14,411

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ASCF-USAN-0715
1.786801.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap

Fund - Institutional Class

(To be renamed Class I effective July 1, 2015)

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.11%
Actual		$ 1,000.00	$ 1,079.80	$ 5.76
HypotheticalA		$ 1,000.00	$ 1,019.40	$ 5.59
Class T	1.34%
Actual		$ 1,000.00	$ 1,078.50	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.74
Class B	1.91%
Actual		$ 1,000.00	$ 1,075.20	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,015.41	$ 9.60
Class C	1.87%
Actual		$ 1,000.00	$ 1,075.30	$ 9.68
HypotheticalA		$ 1,000.00	$ 1,015.61	$ 9.40
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,081.30	$ 4.36
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.23
Class Z	.69%
Actual		$ 1,000.00	$ 1,081.70	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,021.49	$ 3.48

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Global Payments, Inc.	2.8	2.5
Community Health Systems, Inc.	2.6	2.3
CDW Corp.	2.3	2.1
West Corp.	2.2	1.5
Office Depot, Inc.	2.2	1.6
BofI Holding, Inc.	2.1	1.8
United Therapeutics Corp.	2.1	1.5
Primerica, Inc.	1.8	2.2
The Ensign Group, Inc.	1.8	1.6
World Fuel Services Corp.	1.7	1.6
	21.6
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.4	20.7
Financials	21.0	22.7
Consumer Discretionary	14.9	14.6
Health Care	14.4	14.5
Industrials	14.3	15.1
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks and Equity Futures 98.9%		Stocks and Equity Futures 98.9%
	Other Investments 0.4%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	14.2%	** Foreign investments	15.1%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.9%
Diversified Consumer Services - 1.6%
DeVry, Inc.	485,700	$ 15,450
Meiko Network Japan Co. Ltd. (f)	1,577,900	18,309
Tsukada Global Holdings, Inc. (e)(f)	2,800,000	18,006
		51,765
Household Durables - 1.5%
Iida Group Holdings Co. Ltd.	1,050,000	17,009
Tupperware Brands Corp.	440,000	28,926
		45,935
Leisure Products - 0.9%
Smith & Wesson Holding Corp. (a)(e)	2,000,000	29,420
Multiline Retail - 1.0%
Big Lots, Inc.	700,000	30,730
Specialty Retail - 9.0%
Aarons, Inc. Class A	1,072,000	37,552
Genesco, Inc. (a)	500,000	33,095
Hibbett Sports, Inc. (a)(e)	800,000	37,240
Jumbo SA	303,981	2,871
Office Depot, Inc. (a)	7,514,200	69,657
Sally Beauty Holdings, Inc. (a)	1,000,000	31,210
Select Comfort Corp. (a)	1,400,000	43,610
Staples, Inc.	1,700,000	27,991
		283,226
Textiles, Apparel & Luxury Goods - 0.9%
Fossil Group, Inc. (a)	400,000	28,404
TOTAL CONSUMER DISCRETIONARY		469,480
CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 2.0%
Ain Pharmaciez, Inc.	190,000	7,533
Sundrug Co. Ltd.	450,000	23,775
Tsuruha Holdings, Inc.	425,000	31,862
		63,170
ENERGY - 2.8%
Energy Equipment & Services - 0.9%
Cathedral Energy Services Ltd. (f)	3,363,407	6,085
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	320,000	$ 13,082
Pason Systems, Inc.	500,000	8,946
		28,113
Oil, Gas & Consumable Fuels - 1.9%
Delek Logistics Partners LP	145,040	6,744
World Fuel Services Corp.	1,100,000	55,033
		61,777
TOTAL ENERGY		89,890
FINANCIALS - 20.6%
Banks - 5.3%
Bank of the Ozarks, Inc.	500,000	21,985
ConnectOne Bancorp, Inc.	949,361	18,465
East West Bancorp, Inc.	814,506	34,942
First NBC Bank Holding Co. (a)	800,000	27,192
Investors Bancorp, Inc.	3,316,299	39,829
Wilshire Bancorp, Inc.	2,253,000	24,873
		167,286
Consumer Finance - 2.1%
PRA Group, Inc. (a)(e)	600,000	34,056
SLM Corp. (a)	3,185,800	32,686
		66,742
Insurance - 7.0%
CNO Financial Group, Inc.	2,200,000	39,600
Enstar Group Ltd. (a)	150,000	22,743
HCC Insurance Holdings, Inc.	750,000	42,885
Primerica, Inc.	1,300,000	57,499
Reinsurance Group of America, Inc.	500,000	46,775
RenaissanceRe Holdings Ltd.	108,700	11,099
		220,601
Real Estate Investment Trusts - 3.4%
American Realty Capital Properties, Inc.	2,000,000	17,740
Corrections Corp. of America	1,150,000	40,434
EPR Properties	330,000	19,031
MFA Financial, Inc.	3,900,000	30,966
		108,171
Real Estate Management & Development - 0.4%
Relo Holdings Corp.	140,000	11,213
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 2.4%
BofI Holding, Inc. (a)(e)	700,000	$ 65,912
Meridian Bancorp, Inc. (a)	780,381	10,020
		75,932
TOTAL FINANCIALS		649,945
HEALTH CARE - 14.4%
Biotechnology - 2.1%
United Therapeutics Corp. (a)	350,000	64,302
Health Care Equipment & Supplies - 0.8%
The Cooper Companies, Inc.	140,000	25,448
Health Care Providers & Services - 9.2%
Aceto Corp.	1,200,000	28,284
AmSurg Corp. (a)	713,000	48,013
Community Health Systems, Inc. (a)	1,500,000	82,965
Health Net, Inc. (a)	400,000	24,896
MEDNAX, Inc. (a)	300,000	21,354
Providence Service Corp. (a)	600,000	28,836
The Ensign Group, Inc.	1,200,000	55,644
		289,992
Life Sciences Tools & Services - 0.9%
VWR Corp. (e)	1,081,000	29,479
Pharmaceuticals - 1.4%
Jazz Pharmaceuticals PLC (a)	150,000	26,903
Sawai Pharmaceutical Co. Ltd.	300,000	17,251
		44,154
TOTAL HEALTH CARE		453,375
INDUSTRIALS - 14.3%
Aerospace & Defense - 2.1%
Engility Holdings, Inc.	600,000	16,752
Moog, Inc. Class A (a)	400,000	27,452
Teledyne Technologies, Inc. (a)	200,000	20,266
		64,470
Commercial Services & Supplies - 5.6%
Deluxe Corp.	800,000	51,064
Mitie Group PLC	5,600,000	26,559
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
UniFirst Corp.	250,000	$ 28,578
West Corp.	2,300,000	70,380
		176,581
Electrical Equipment - 0.8%
EnerSys	386,926	25,785
Machinery - 4.1%
Federal Signal Corp.	1,800,000	26,784
Hy-Lok Corp. (f)	700,000	23,028
Standex International Corp.	550,000	44,006
TriMas Corp. (a)	1,250,000	36,125
		129,943
Marine - 0.4%
SITC International Holdings Co. Ltd.	19,000,000	12,865
Professional Services - 0.8%
Benefit One, Inc.	1,350,000	25,903
Transportation Infrastructure - 0.5%
Wesco Aircraft Holdings, Inc. (a)	1,000,000	14,760
TOTAL INDUSTRIALS		450,307
INFORMATION TECHNOLOGY - 21.4%
Electronic Equipment & Components - 6.6%
Belden, Inc.	400,000	33,768
CDW Corp.	2,000,000	74,200
Insight Enterprises, Inc. (a)	100,000	2,933
SYNNEX Corp.	520,913	43,064
Zebra Technologies Corp. Class A (a)	500,000	54,820
		208,785
Internet Software & Services - 1.5%
Stamps.com, Inc. (a)	725,000	48,785
IT Services - 9.5%
Blackhawk Network Holdings, Inc. (a)	900,000	30,960
Cardtronics, Inc. (a)	1,000,000	36,500
EPAM Systems, Inc. (a)	250,000	17,978
EVERTEC, Inc.	340,639	7,572
Genpact Ltd. (a)	1,100,000	24,739
Global Payments, Inc.	850,000	88,721
MoneyGram International, Inc. (a)	2,050,000	19,926
Perficient, Inc. (a)	800,000	15,136
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Syntel, Inc. (a)	800,000	$ 38,008
WEX, Inc. (a)	170,000	19,276
		298,816
Software - 3.8%
NIIT Technologies Ltd. (a)(f)	3,800,000	22,763
Sword Group (f)	587,339	13,547
Verint Systems, Inc. (a)	620,000	40,095
Zensar Technologies Ltd. (a)(f)	3,500,000	42,502
		118,907
TOTAL INFORMATION TECHNOLOGY		675,293
MATERIALS - 3.3%
Chemicals - 1.5%
PolyOne Corp.	1,200,000	46,668
Containers & Packaging - 1.4%
Sealed Air Corp.	900,000	43,830
Paper & Forest Products - 0.4%
Neenah Paper, Inc.	216,240	13,037
TOTAL MATERIALS		103,535
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Amcom Telecommunications Ltd.	1,700,000	3,054
APT Satellite Holdings Ltd.	3,150,000	3,778
Asia Satellite Telecommunications Holdings Ltd.	800,000	2,822
iiNet Ltd.	236,805	1,774
		11,428
TOTAL COMMON STOCKS (Cost $2,120,659)		2,966,423
U.S. Treasury Obligations - 0.4%
		Principal Amount (000s) (d)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 6/18/15 to 7/16/15 (i) (Cost $11,900)		$ 11,900	11,900
Preferred Securities - 0.4%
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $18,643)	EUR	12,000	$ 14,207
Money Market Funds - 6.9%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	166,409,308	166,409
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	52,823,983	52,824
TOTAL MONEY MARKET FUNDS (Cost $219,233)		219,233
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $2,370,435)		3,211,763
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(57,897)
NET ASSETS - 100%		$ 3,153,866
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,211 ICE Russell 2000 Index Contracts (United States)	June 2015	$ 150,685	$ 1,586
The face value of futures purchased as a percentage of net assets is 4.8%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,207,000 or 0.5% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,388,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 159
Fidelity Securities Lending Cash Central Fund	125
Total	$ 284
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cathedral Energy Services Ltd.	$ 8,984	$ 376	$ -	$ 274	$ 6,085
Hy-Lok Corp.	19,901	-	-	212	23,028
Meiko Network Japan Co. Ltd.	16,216	-	-	203	18,309
NIIT Technologies Ltd.	23,245	-	-	-	22,763
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Stamps.com, Inc.	$ 40,163	$ -	$ 8,260	$ -	$ -
Sword Group	12,905	-	-	668	13,547
The Ensign Group, Inc.	47,304	-	-	180	-
Tsukada Global Holdings, Inc.	17,524	-	-	105	18,006
Zensar Technologies Ltd.	33,225	-	-	255	42,502
Total	$ 219,467	$ 376	$ 8,260	$ 1,897	$ 144,240
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 469,480	$ 416,156	$ 53,324	$ -
Consumer Staples	63,170	-	63,170	-
Energy	89,890	89,890	-	-
Financials	649,945	638,732	11,213	-
Health Care	453,375	436,124	17,251	-
Industrials	450,307	424,404	25,903	-
Information Technology	675,293	675,293	-	-
Materials	103,535	103,535	-	-
Telecommunication Services	11,428	11,428	-	-
U.S. Government and Government Agency Obligations	11,900	-	11,900	-
Preferred Securities	14,207	-	14,207	-
Money Market Funds	219,233	219,233	-	-
Total Investments in Securities:	$ 3,211,763	$ 3,014,795	$ 196,968	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,586	$ 1,586	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 149,638
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,586	$ -
Total Value of Derivatives	$ 1,586	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.8%
Japan	5.4%
India	2.1%
Bermuda	2.0%
Ireland	1.3%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $51,319) - See accompanying schedule: Unaffiliated issuers (cost $2,036,658)	$ 2,848,290
Fidelity Central Funds (cost $219,233)	219,233
Other affiliated issuers (cost $114,544)	144,240
Total Investments (cost $2,370,435)		$ 3,211,763
Cash		1
Receivable for investments sold		24,213
Receivable for fund shares sold		2,964
Dividends receivable		1,880
Distributions receivable from Fidelity Central Funds		41
Prepaid expenses		1
Other receivables		9
Total assets		3,240,872

Liabilities
Payable for investments purchased	$ 19,770
Payable for fund shares redeemed	9,744
Accrued management fee	2,050
Distribution and service plan fees payable	932
Payable for daily variation margin for derivative instruments	1,026
Other affiliated payables	609
Other payables and accrued expenses	51
Collateral on securities loaned, at value	52,824
Total liabilities		87,006

Net Assets		$ 3,153,866
Net Assets consist of:
Paid in capital		$ 2,210,767
Undistributed net investment income		4,136
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		96,095
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		842,868
Net Assets		$ 3,153,866

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,111,259 ÷ 38,902.3 shares)	$ 28.57

Maximum offering price per share (100/94.25 of $28.57)	$ 30.31
Class T: Net Asset Value and redemption price per share ($960,646 ÷ 35,622.0 shares)	$ 26.97

Maximum offering price per share (100/96.50 of $26.97)	$ 27.95
Class B: Net Asset Value and offering price per share ($27,977 ÷ 1,219.6 shares)A	$ 22.94

Class C: Net Asset Value and offering price per share ($331,293 ÷ 14,193.1 shares)A	$ 23.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($678,008 ÷ 22,138.9 shares)	$ 30.63

Class Z: Net Asset Value, offering price and redemption price per share ($44,683 ÷ 1,463.0 shares)	$ 30.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends (including $1,897 earned from other affiliated issuers)		$ 17,102
Special dividends		6,860
Interest		114
Income from Fidelity Central Funds		284
Total income		24,360

Expenses
Management fee Basic fee	$ 10,731
Performance adjustment	(1,464)
Transfer agent fees	3,154
Distribution and service plan fees	5,507
Accounting and security lending fees	455
Custodian fees and expenses	54
Independent trustees' compensation	6
Registration fees	67
Audit	34
Legal	3
Miscellaneous	9
Total expenses before reductions	18,556
Expense reductions	(33)	18,523
Net investment income (loss)		5,837
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	78,462
Other affiliated issuers	5,440
Foreign currency transactions	(300)
Futures contracts	12,363
Total net realized gain (loss)		95,965
Change in net unrealized appreciation (depreciation) on: Investment securities	128,345
Assets and liabilities in foreign currencies	82
Futures contracts	1,509
Total change in net unrealized appreciation (depreciation)		129,936
Net gain (loss)		225,901
Net increase (decrease) in net assets resulting from operations		$ 231,738

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,837	$ 1,228
Net realized gain (loss)	95,965	448,042
Change in net unrealized appreciation (depreciation)	129,936	(182,506)
Net increase (decrease) in net assets resulting from operations	231,738	266,764
Distributions to shareholders from net investment income	(1,701)	(1,611)
Distributions to shareholders from net realized gain	(353,938)	(400,188)
Total distributions	(355,639)	(401,799)
Share transactions - net increase (decrease)	226,971	(287,435)
Total increase (decrease) in net assets	103,070	(422,470)

Net Assets
Beginning of period	3,050,796	3,473,266
End of period (including undistributed net investment income of $4,136 and undistributed net investment income of $0, respectively)	$ 3,153,866	$ 3,050,796

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.85	$ 30.96	$ 22.45	$ 23.60	$ 24.35	$ 21.00
Income from Investment Operations
Net investment income (loss) E	.07 H	.04	.12 I	(.03)	(.09) J	(.13)
Net realized and unrealized gain (loss)	2.06	2.36	8.45	.79	.67	3.48
Total from investment operations	2.13	2.40	8.57	.76	.58	3.35
Distributions from net investment income	-	(.01)	(.05)	-	-	-
Distributions from net realized gain	(3.41)	(3.50)	(.01)	(1.91)	(1.33)	-
Total distributions	(3.41)	(3.51)	(.06)	(1.91)	(1.33)	-
Net asset value, end of period	$ 28.57	$ 29.85	$ 30.96	$ 22.45	$ 23.60	$ 24.35
Total ReturnB, C, D	7.98%	9.06%	38.30%	3.87%	2.17%	15.95%
Ratios to Average Net Assets F, K
Expenses before reductions	1.11%A	.98%	1.01%	1.06%	1.31%	1.44%
Expenses net of fee waivers, if any	1.11%A	.98%	1.01%	1.06%	1.31%	1.40%
Expenses net of all reductions	1.11%A	.97%	1.00%	1.06%	1.31%	1.40%
Net investment income (loss)	.48%A,H	.14%	.46%I	(.13)%	(.35)%J	(.58)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,111	$ 1,097	$ 1,263	$ 1,212	$ 1,461	$ 1,501
Portfolio turnover rateG	24% A	39%	34%	69%	38%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 28.40	$ 29.69	$ 21.52	$ 22.75	$ 23.57	$ 20.37
Income from Investment Operations
Net investment income (loss) E	.03 H	(.02)	.06 I	(.07)	(.13) J	(.18)
Net realized and unrealized gain (loss)	1.95	2.23	8.13	.75	.64	3.38
Total from investment operations	1.98	2.21	8.19	.68	.51	3.20
Distributions from net investment income	-	-	(.01)	-	-	-
Distributions from net realized gain	(3.41)	(3.50)	(.01)	(1.91)	(1.33)	-
Total distributions	(3.41)	(3.50)	(.02)	(1.91)	(1.33)	-
Net asset value, end of period	$ 26.97	$ 28.40	$ 29.69	$ 21.52	$ 22.75	$ 23.57
Total ReturnB, C, D	7.85%	8.79%	38.11%	3.64%	1.94%	15.71%
Ratios to Average Net Assets F, K
Expenses before reductions	1.34%A	1.20%	1.22%	1.26%	1.51%	1.63%
Expenses net of fee waivers, if any	1.34%A	1.20%	1.22%	1.26%	1.51%	1.63%
Expenses net of all reductions	1.34%A	1.20%	1.21%	1.25%	1.51%	1.63%
Net investment income (loss)	.24%A,H	(.08)%	.25%I	(.33)%	(.55)%J	(.81)%
Supplemental Data
Net assets, end of period (in millions)	$ 961	$ 958	$ 1,113	$ 1,054	$ 1,244	$ 1,356
Portfolio turnover rateG	24% A	39%	34%	69%	38%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.70)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.73	$ 26.45	$ 19.27	$ 20.69	$ 21.66	$ 18.82
Income from Investment Operations
Net investment income (loss) E	(.04) H	(.16)	(.08) I	(.18)	(.25) J	(.27)
Net realized and unrealized gain (loss)	1.66	1.94	7.26	.67	.61	3.11
Total from investment operations	1.62	1.78	7.18	.49	.36	2.84
Distributions from net realized gain	(3.41)	(3.50)	-	(1.91)	(1.33)	-
Net asset value, end of period	$ 22.94	$ 24.73	$ 26.45	$ 19.27	$ 20.69	$ 21.66
Total ReturnB, C, D	7.52%	8.16%	37.26%	3.03%	1.39%	15.09%
Ratios to Average Net Assets F, K
Expenses before reductions	1.91%A	1.80%	1.81%	1.85%	2.10%	2.22%
Expenses net of fee waivers, if any	1.91%A	1.80%	1.81%	1.85%	2.10%	2.15%
Expenses net of all reductions	1.91%A	1.79%	1.80%	1.84%	2.10%	2.14%
Net investment income (loss)	(.33)%A,H	(.68)%	(.34)%I	(.92)%	(1.14)%J	(1.33)%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 31	$ 40	$ 40	$ 55	$ 76
Portfolio turnover rateG	24% A	39%	34%	69%	38%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.77)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.10	$ 26.77	$ 19.50	$ 20.90	$ 21.87	$ 19.00
Income from Investment Operations
Net investment income (loss) E	(.03) H	(.15)	(.07) I	(.17)	(.24) J	(.27)
Net realized and unrealized gain (loss)	1.68	1.98	7.34	.68	.60	3.14
Total from investment operations	1.65	1.83	7.27	.51	.36	2.87
Distributions from net realized gain	(3.41)	(3.50)	-	(1.91)	(1.33)	-
Net asset value, end of period	$ 23.34	$ 25.10	$ 26.77	$ 19.50	$ 20.90	$ 21.87
Total ReturnB, C, D	7.53%	8.26%	37.28%	3.10%	1.37%	15.11%
Ratios to Average Net Assets F, K
Expenses before reductions	1.87%A	1.73%	1.76%	1.81%	2.06%	2.18%
Expenses net of fee waivers, if any	1.87%A	1.73%	1.76%	1.81%	2.06%	2.15%
Expenses net of all reductions	1.87%A	1.73%	1.75%	1.80%	2.05%	2.14%
Net investment income (loss)	(.28)%A,H	(.62)%	(.29)%I	(.88)%	(1.10)%J	(1.33)%
Supplemental Data
Net assets, end of period (in millions)	$ 331	$ 317	$ 334	$ 284	$ 328	$ 336
Portfolio turnover rateG	24% A	39%	34%	69%	38%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.73)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.25)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 31.80	$ 32.73	$ 23.73	$ 24.77	$ 25.42	$ 21.86
Income from Investment Operations
Net investment income (loss) D	.11G	.13	.21H	.04	(.01) I	(.07)
Net realized and unrealized gain (loss)	2.21	2.50	8.94	.83	.69	3.63
Total from investment operations	2.32	2.63	9.15	.87	.68	3.56
Distributions from net investment income	(.08)	(.06)	(.13)	-	-	-
Distributions from net realized gain	(3.41)	(3.50)	(.01)	(1.91)	(1.33)	-
Total distributions	(3.49)	(3.56)	(.15) K	(1.91)	(1.33)	-
Net asset value, end of period	$ 30.63	$ 31.80	$ 32.73	$ 23.73	$ 24.77	$ 25.42
Total ReturnB, C	8.13%	9.33%	38.79%	4.15%	2.49%	16.29%
Ratios to Average Net Assets E, J
Expenses before reductions	.84%A	.70%	.71%	.75%	1.01%	1.12%
Expenses net of fee waivers, if any	.84%A	.70%	.71%	.75%	1.01%	1.12%
Expenses net of all reductions	.84%A	.70%	.70%	.74%	1.00%	1.12%
Net investment income (loss)	.75%A,G	.41%	.76%H	.18%	(.05)%I	(.30)%
Supplemental Data
Net assets, end of period (in millions)	$ 678	$ 627	$ 718	$ 1,141	$ 1,314	$ 1,165
Portfolio turnover rateF	24% A	39%	34%	69%	38%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .30%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013 I
Selected Per-Share Data
Net asset value, beginning of period	$ 31.76	$ 32.74	$ 29.79
Income from Investment Operations
Net investment income (loss) D	.13 G	.17	.02 H
Net realized and unrealized gain (loss)	2.19	2.51	2.93
Total from investment operations	2.32	2.68	2.95
Distributions from net investment income	(.14)	(.16)	-
Distributions from net realized gain	(3.41)	(3.50)	-
Total distributions	(3.54) K	(3.66)	-
Net asset value, end of period	$ 30.54	$ 31.76	$ 32.74
Total ReturnB, C	8.17%	9.52%	9.90%
Ratios to Average Net Assets E, J
Expenses before reductions	.69%A	.55%	.56%A
Expenses net of fee waivers, if any	.69%A	.55%	.56%A
Expenses net of all reductions	.69%A	.54%	.55%A
Net investment income (loss)	.90%A,G	.57%	.26%H
Supplemental Data
Net assets, end of period (in millions)	$ 45	$ 20	$ 5
Portfolio turnover rateF	24% A	39%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%. I For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $3.54 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $3.406 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 938,302
Gross unrealized depreciation	(96,975)
Net unrealized appreciation (depreciation) on securities	$ 841,327

Tax cost	$ 2,370,436

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

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4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $12,363 and a change in net unrealized appreciation (depreciation) of $1,509 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $344,321 and $597,040, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,365	$ 21
Class T	.25%	.25%	2,381	24
Class B	.75%	.25%	148	111
Class C	.75%	.25%	1,613	103
			$ 5,507	$ 259

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 87
Class T	14
Class B*	6
Class C*	8
$ 115

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 1,165.21
Class T	949.20
Class B	40.27
Class C	361.22
Institutional Class	631.20
Class Z	8.05
	$ 3,154

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $125, including $2 from securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $33 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional class expenses during the period in the amount of two dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ -	$ 284
Institutional Class	1,619	1,305
Class Z	82	22
Total	$ 1,701	$ 1,611
From net realized gain
Class A	$ 123,666	$ 142,771
Class T	113,567	131,371
Class B	4,225	5,267
Class C	42,961	43,783
Institutional Class	67,403	76,492
Class Z	2,116	504
Total	$ 353,938	$ 400,188

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	3,618	5,882	$ 100,412	$ 166,699
Reinvestment of distributions	4,474	4,985	119,319	134,212
Shares redeemed	(5,950)	(14,908)	(164,936)	(422,262)
Net increase (decrease)	2,142	(4,041)	$ 54,795	$ (121,351)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class T
Shares sold	3,147	5,277	$ 82,683	$ 141,817
Reinvestment of distributions	4,384	4,931	110,516	126,640
Shares redeemed	(5,652)	(13,972)	(148,628)	(376,684)
Net increase (decrease)	1,879	(3,764)	$ 44,571	$ (108,227)
Class B
Shares sold	15	13	$ 333	$ 288
Reinvestment of distributions	189	220	4,069	4,958
Shares redeemed	(240)	(484)	(5,394)	(11,378)
Net increase (decrease)	(36)	(251)	$ (992)	$ (6,132)
Class C
Shares sold	981	1,271	$ 22,311	$ 30,236
Reinvestment of distributions	1,812	1,754	39,668	40,042
Shares redeemed	(1,251)	(2,841)	(28,622)	(67,748)
Net increase (decrease)	1,542	184	$ 33,357	$ 2,530
Institutional Class
Shares sold	3,925	5,735	$ 117,175	$ 172,958
Reinvestment of distributions	2,131	2,348	60,822	67,135
Shares redeemed	(3,636)	(10,306)	(107,337)	(308,759)
Net increase (decrease)	2,420	(2,223)	$ 70,660	$ (68,666)
Class Z
Shares sold	877	611	$ 25,549	$ 18,714
Reinvestment of distributions	77	18	2,198	526
Shares redeemed	(107)	(159)	(3,167)	(4,829)
Net increase (decrease)	847	470	$ 24,580	$ 14,411

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ASCFI-USAN-0715
1.786802.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Small Cap

Fund - Class Z

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.11%
Actual		$ 1,000.00	$ 1,079.80	$ 5.76
HypotheticalA		$ 1,000.00	$ 1,019.40	$ 5.59
Class T	1.34%
Actual		$ 1,000.00	$ 1,078.50	$ 6.94
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.74
Class B	1.91%
Actual		$ 1,000.00	$ 1,075.20	$ 9.88
HypotheticalA		$ 1,000.00	$ 1,015.41	$ 9.60
Class C	1.87%
Actual		$ 1,000.00	$ 1,075.30	$ 9.68
HypotheticalA		$ 1,000.00	$ 1,015.61	$ 9.40
Institutional Class	.84%
Actual		$ 1,000.00	$ 1,081.30	$ 4.36
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.23
Class Z	.69%
Actual		$ 1,000.00	$ 1,081.70	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,021.49	$ 3.48

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Global Payments, Inc.	2.8	2.5
Community Health Systems, Inc.	2.6	2.3
CDW Corp.	2.3	2.1
West Corp.	2.2	1.5
Office Depot, Inc.	2.2	1.6
BofI Holding, Inc.	2.1	1.8
United Therapeutics Corp.	2.1	1.5
Primerica, Inc.	1.8	2.2
The Ensign Group, Inc.	1.8	1.6
World Fuel Services Corp.	1.7	1.6
	21.6
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	21.4	20.7
Financials	21.0	22.7
Consumer Discretionary	14.9	14.6
Health Care	14.4	14.5
Industrials	14.3	15.1
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks and Equity Futures 98.9%		Stocks and Equity Futures 98.9%
	Other Investments 0.4%		Other Investments 0.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.7%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	14.2%	** Foreign investments	15.1%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.9%
Diversified Consumer Services - 1.6%
DeVry, Inc.	485,700	$ 15,450
Meiko Network Japan Co. Ltd. (f)	1,577,900	18,309
Tsukada Global Holdings, Inc. (e)(f)	2,800,000	18,006
		51,765
Household Durables - 1.5%
Iida Group Holdings Co. Ltd.	1,050,000	17,009
Tupperware Brands Corp.	440,000	28,926
		45,935
Leisure Products - 0.9%
Smith & Wesson Holding Corp. (a)(e)	2,000,000	29,420
Multiline Retail - 1.0%
Big Lots, Inc.	700,000	30,730
Specialty Retail - 9.0%
Aarons, Inc. Class A	1,072,000	37,552
Genesco, Inc. (a)	500,000	33,095
Hibbett Sports, Inc. (a)(e)	800,000	37,240
Jumbo SA	303,981	2,871
Office Depot, Inc. (a)	7,514,200	69,657
Sally Beauty Holdings, Inc. (a)	1,000,000	31,210
Select Comfort Corp. (a)	1,400,000	43,610
Staples, Inc.	1,700,000	27,991
		283,226
Textiles, Apparel & Luxury Goods - 0.9%
Fossil Group, Inc. (a)	400,000	28,404
TOTAL CONSUMER DISCRETIONARY		469,480
CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 2.0%
Ain Pharmaciez, Inc.	190,000	7,533
Sundrug Co. Ltd.	450,000	23,775
Tsuruha Holdings, Inc.	425,000	31,862
		63,170
ENERGY - 2.8%
Energy Equipment & Services - 0.9%
Cathedral Energy Services Ltd. (f)	3,363,407	6,085
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oil States International, Inc. (a)	320,000	$ 13,082
Pason Systems, Inc.	500,000	8,946
		28,113
Oil, Gas & Consumable Fuels - 1.9%
Delek Logistics Partners LP	145,040	6,744
World Fuel Services Corp.	1,100,000	55,033
		61,777
TOTAL ENERGY		89,890
FINANCIALS - 20.6%
Banks - 5.3%
Bank of the Ozarks, Inc.	500,000	21,985
ConnectOne Bancorp, Inc.	949,361	18,465
East West Bancorp, Inc.	814,506	34,942
First NBC Bank Holding Co. (a)	800,000	27,192
Investors Bancorp, Inc.	3,316,299	39,829
Wilshire Bancorp, Inc.	2,253,000	24,873
		167,286
Consumer Finance - 2.1%
PRA Group, Inc. (a)(e)	600,000	34,056
SLM Corp. (a)	3,185,800	32,686
		66,742
Insurance - 7.0%
CNO Financial Group, Inc.	2,200,000	39,600
Enstar Group Ltd. (a)	150,000	22,743
HCC Insurance Holdings, Inc.	750,000	42,885
Primerica, Inc.	1,300,000	57,499
Reinsurance Group of America, Inc.	500,000	46,775
RenaissanceRe Holdings Ltd.	108,700	11,099
		220,601
Real Estate Investment Trusts - 3.4%
American Realty Capital Properties, Inc.	2,000,000	17,740
Corrections Corp. of America	1,150,000	40,434
EPR Properties	330,000	19,031
MFA Financial, Inc.	3,900,000	30,966
		108,171
Real Estate Management & Development - 0.4%
Relo Holdings Corp.	140,000	11,213
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 2.4%
BofI Holding, Inc. (a)(e)	700,000	$ 65,912
Meridian Bancorp, Inc. (a)	780,381	10,020
		75,932
TOTAL FINANCIALS		649,945
HEALTH CARE - 14.4%
Biotechnology - 2.1%
United Therapeutics Corp. (a)	350,000	64,302
Health Care Equipment & Supplies - 0.8%
The Cooper Companies, Inc.	140,000	25,448
Health Care Providers & Services - 9.2%
Aceto Corp.	1,200,000	28,284
AmSurg Corp. (a)	713,000	48,013
Community Health Systems, Inc. (a)	1,500,000	82,965
Health Net, Inc. (a)	400,000	24,896
MEDNAX, Inc. (a)	300,000	21,354
Providence Service Corp. (a)	600,000	28,836
The Ensign Group, Inc.	1,200,000	55,644
		289,992
Life Sciences Tools & Services - 0.9%
VWR Corp. (e)	1,081,000	29,479
Pharmaceuticals - 1.4%
Jazz Pharmaceuticals PLC (a)	150,000	26,903
Sawai Pharmaceutical Co. Ltd.	300,000	17,251
		44,154
TOTAL HEALTH CARE		453,375
INDUSTRIALS - 14.3%
Aerospace & Defense - 2.1%
Engility Holdings, Inc.	600,000	16,752
Moog, Inc. Class A (a)	400,000	27,452
Teledyne Technologies, Inc. (a)	200,000	20,266
		64,470
Commercial Services & Supplies - 5.6%
Deluxe Corp.	800,000	51,064
Mitie Group PLC	5,600,000	26,559
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
UniFirst Corp.	250,000	$ 28,578
West Corp.	2,300,000	70,380
		176,581
Electrical Equipment - 0.8%
EnerSys	386,926	25,785
Machinery - 4.1%
Federal Signal Corp.	1,800,000	26,784
Hy-Lok Corp. (f)	700,000	23,028
Standex International Corp.	550,000	44,006
TriMas Corp. (a)	1,250,000	36,125
		129,943
Marine - 0.4%
SITC International Holdings Co. Ltd.	19,000,000	12,865
Professional Services - 0.8%
Benefit One, Inc.	1,350,000	25,903
Transportation Infrastructure - 0.5%
Wesco Aircraft Holdings, Inc. (a)	1,000,000	14,760
TOTAL INDUSTRIALS		450,307
INFORMATION TECHNOLOGY - 21.4%
Electronic Equipment & Components - 6.6%
Belden, Inc.	400,000	33,768
CDW Corp.	2,000,000	74,200
Insight Enterprises, Inc. (a)	100,000	2,933
SYNNEX Corp.	520,913	43,064
Zebra Technologies Corp. Class A (a)	500,000	54,820
		208,785
Internet Software & Services - 1.5%
Stamps.com, Inc. (a)	725,000	48,785
IT Services - 9.5%
Blackhawk Network Holdings, Inc. (a)	900,000	30,960
Cardtronics, Inc. (a)	1,000,000	36,500
EPAM Systems, Inc. (a)	250,000	17,978
EVERTEC, Inc.	340,639	7,572
Genpact Ltd. (a)	1,100,000	24,739
Global Payments, Inc.	850,000	88,721
MoneyGram International, Inc. (a)	2,050,000	19,926
Perficient, Inc. (a)	800,000	15,136
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Syntel, Inc. (a)	800,000	$ 38,008
WEX, Inc. (a)	170,000	19,276
		298,816
Software - 3.8%
NIIT Technologies Ltd. (a)(f)	3,800,000	22,763
Sword Group (f)	587,339	13,547
Verint Systems, Inc. (a)	620,000	40,095
Zensar Technologies Ltd. (a)(f)	3,500,000	42,502
		118,907
TOTAL INFORMATION TECHNOLOGY		675,293
MATERIALS - 3.3%
Chemicals - 1.5%
PolyOne Corp.	1,200,000	46,668
Containers & Packaging - 1.4%
Sealed Air Corp.	900,000	43,830
Paper & Forest Products - 0.4%
Neenah Paper, Inc.	216,240	13,037
TOTAL MATERIALS		103,535
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Amcom Telecommunications Ltd.	1,700,000	3,054
APT Satellite Holdings Ltd.	3,150,000	3,778
Asia Satellite Telecommunications Holdings Ltd.	800,000	2,822
iiNet Ltd.	236,805	1,774
		11,428
TOTAL COMMON STOCKS (Cost $2,120,659)		2,966,423
U.S. Treasury Obligations - 0.4%
		Principal Amount (000s) (d)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 6/18/15 to 7/16/15 (i) (Cost $11,900)		$ 11,900	11,900
Preferred Securities - 0.4%
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $18,643)	EUR	12,000	$ 14,207
Money Market Funds - 6.9%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	166,409,308	166,409
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	52,823,983	52,824
TOTAL MONEY MARKET FUNDS (Cost $219,233)		219,233
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $2,370,435)		3,211,763
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(57,897)
NET ASSETS - 100%		$ 3,153,866
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,211 ICE Russell 2000 Index Contracts (United States)	June 2015	$ 150,685	$ 1,586
The face value of futures purchased as a percentage of net assets is 4.8%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,207,000 or 0.5% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,388,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 159
Fidelity Securities Lending Cash Central Fund	125
Total	$ 284
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cathedral Energy Services Ltd.	$ 8,984	$ 376	$ -	$ 274	$ 6,085
Hy-Lok Corp.	19,901	-	-	212	23,028
Meiko Network Japan Co. Ltd.	16,216	-	-	203	18,309
NIIT Technologies Ltd.	23,245	-	-	-	22,763
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Stamps.com, Inc.	$ 40,163	$ -	$ 8,260	$ -	$ -
Sword Group	12,905	-	-	668	13,547
The Ensign Group, Inc.	47,304	-	-	180	-
Tsukada Global Holdings, Inc.	17,524	-	-	105	18,006
Zensar Technologies Ltd.	33,225	-	-	255	42,502
Total	$ 219,467	$ 376	$ 8,260	$ 1,897	$ 144,240
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 469,480	$ 416,156	$ 53,324	$ -
Consumer Staples	63,170	-	63,170	-
Energy	89,890	89,890	-	-
Financials	649,945	638,732	11,213	-
Health Care	453,375	436,124	17,251	-
Industrials	450,307	424,404	25,903	-
Information Technology	675,293	675,293	-	-
Materials	103,535	103,535	-	-
Telecommunication Services	11,428	11,428	-	-
U.S. Government and Government Agency Obligations	11,900	-	11,900	-
Preferred Securities	14,207	-	14,207	-
Money Market Funds	219,233	219,233	-	-
Total Investments in Securities:	$ 3,211,763	$ 3,014,795	$ 196,968	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,586	$ 1,586	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 149,638
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,586	$ -
Total Value of Derivatives	$ 1,586	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.8%
Japan	5.4%
India	2.1%
Bermuda	2.0%
Ireland	1.3%
Others (Individually Less Than 1%)	3.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $51,319) - See accompanying schedule: Unaffiliated issuers (cost $2,036,658)	$ 2,848,290
Fidelity Central Funds (cost $219,233)	219,233
Other affiliated issuers (cost $114,544)	144,240
Total Investments (cost $2,370,435)		$ 3,211,763
Cash		1
Receivable for investments sold		24,213
Receivable for fund shares sold		2,964
Dividends receivable		1,880
Distributions receivable from Fidelity Central Funds		41
Prepaid expenses		1
Other receivables		9
Total assets		3,240,872

Liabilities
Payable for investments purchased	$ 19,770
Payable for fund shares redeemed	9,744
Accrued management fee	2,050
Distribution and service plan fees payable	932
Payable for daily variation margin for derivative instruments	1,026
Other affiliated payables	609
Other payables and accrued expenses	51
Collateral on securities loaned, at value	52,824
Total liabilities		87,006

Net Assets		$ 3,153,866
Net Assets consist of:
Paid in capital		$ 2,210,767
Undistributed net investment income		4,136
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		96,095
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		842,868
Net Assets		$ 3,153,866

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,111,259 ÷ 38,902.3 shares)	$ 28.57

Maximum offering price per share (100/94.25 of $28.57)	$ 30.31
Class T: Net Asset Value and redemption price per share ($960,646 ÷ 35,622.0 shares)	$ 26.97

Maximum offering price per share (100/96.50 of $26.97)	$ 27.95
Class B: Net Asset Value and offering price per share ($27,977 ÷ 1,219.6 shares)A	$ 22.94

Class C: Net Asset Value and offering price per share ($331,293 ÷ 14,193.1 shares)A	$ 23.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($678,008 ÷ 22,138.9 shares)	$ 30.63

Class Z: Net Asset Value, offering price and redemption price per share ($44,683 ÷ 1,463.0 shares)	$ 30.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends (including $1,897 earned from other affiliated issuers)		$ 17,102
Special dividends		6,860
Interest		114
Income from Fidelity Central Funds		284
Total income		24,360

Expenses
Management fee Basic fee	$ 10,731
Performance adjustment	(1,464)
Transfer agent fees	3,154
Distribution and service plan fees	5,507
Accounting and security lending fees	455
Custodian fees and expenses	54
Independent trustees' compensation	6
Registration fees	67
Audit	34
Legal	3
Miscellaneous	9
Total expenses before reductions	18,556
Expense reductions	(33)	18,523
Net investment income (loss)		5,837
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	78,462
Other affiliated issuers	5,440
Foreign currency transactions	(300)
Futures contracts	12,363
Total net realized gain (loss)		95,965
Change in net unrealized appreciation (depreciation) on: Investment securities	128,345
Assets and liabilities in foreign currencies	82
Futures contracts	1,509
Total change in net unrealized appreciation (depreciation)		129,936
Net gain (loss)		225,901
Net increase (decrease) in net assets resulting from operations		$ 231,738

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,837	$ 1,228
Net realized gain (loss)	95,965	448,042
Change in net unrealized appreciation (depreciation)	129,936	(182,506)
Net increase (decrease) in net assets resulting from operations	231,738	266,764
Distributions to shareholders from net investment income	(1,701)	(1,611)
Distributions to shareholders from net realized gain	(353,938)	(400,188)
Total distributions	(355,639)	(401,799)
Share transactions - net increase (decrease)	226,971	(287,435)
Total increase (decrease) in net assets	103,070	(422,470)

Net Assets
Beginning of period	3,050,796	3,473,266
End of period (including undistributed net investment income of $4,136 and undistributed net investment income of $0, respectively)	$ 3,153,866	$ 3,050,796

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.85	$ 30.96	$ 22.45	$ 23.60	$ 24.35	$ 21.00
Income from Investment Operations
Net investment income (loss) E	.07 H	.04	.12 I	(.03)	(.09) J	(.13)
Net realized and unrealized gain (loss)	2.06	2.36	8.45	.79	.67	3.48
Total from investment operations	2.13	2.40	8.57	.76	.58	3.35
Distributions from net investment income	-	(.01)	(.05)	-	-	-
Distributions from net realized gain	(3.41)	(3.50)	(.01)	(1.91)	(1.33)	-
Total distributions	(3.41)	(3.51)	(.06)	(1.91)	(1.33)	-
Net asset value, end of period	$ 28.57	$ 29.85	$ 30.96	$ 22.45	$ 23.60	$ 24.35
Total ReturnB, C, D	7.98%	9.06%	38.30%	3.87%	2.17%	15.95%
Ratios to Average Net Assets F, K
Expenses before reductions	1.11%A	.98%	1.01%	1.06%	1.31%	1.44%
Expenses net of fee waivers, if any	1.11%A	.98%	1.01%	1.06%	1.31%	1.40%
Expenses net of all reductions	1.11%A	.97%	1.00%	1.06%	1.31%	1.40%
Net investment income (loss)	.48%A,H	.14%	.46%I	(.13)%	(.35)%J	(.58)%
Supplemental Data
Net assets, end of period (in millions)	$ 1,111	$ 1,097	$ 1,263	$ 1,212	$ 1,461	$ 1,501
Portfolio turnover rateG	24% A	39%	34%	69%	38%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.50)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 28.40	$ 29.69	$ 21.52	$ 22.75	$ 23.57	$ 20.37
Income from Investment Operations
Net investment income (loss) E	.03 H	(.02)	.06 I	(.07)	(.13) J	(.18)
Net realized and unrealized gain (loss)	1.95	2.23	8.13	.75	.64	3.38
Total from investment operations	1.98	2.21	8.19	.68	.51	3.20
Distributions from net investment income	-	-	(.01)	-	-	-
Distributions from net realized gain	(3.41)	(3.50)	(.01)	(1.91)	(1.33)	-
Total distributions	(3.41)	(3.50)	(.02)	(1.91)	(1.33)	-
Net asset value, end of period	$ 26.97	$ 28.40	$ 29.69	$ 21.52	$ 22.75	$ 23.57
Total ReturnB, C, D	7.85%	8.79%	38.11%	3.64%	1.94%	15.71%
Ratios to Average Net Assets F, K
Expenses before reductions	1.34%A	1.20%	1.22%	1.26%	1.51%	1.63%
Expenses net of fee waivers, if any	1.34%A	1.20%	1.22%	1.26%	1.51%	1.63%
Expenses net of all reductions	1.34%A	1.20%	1.21%	1.25%	1.51%	1.63%
Net investment income (loss)	.24%A,H	(.08)%	.25%I	(.33)%	(.55)%J	(.81)%
Supplemental Data
Net assets, end of period (in millions)	$ 961	$ 958	$ 1,113	$ 1,054	$ 1,244	$ 1,356
Portfolio turnover rateG	24% A	39%	34%	69%	38%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.70)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.73	$ 26.45	$ 19.27	$ 20.69	$ 21.66	$ 18.82
Income from Investment Operations
Net investment income (loss) E	(.04) H	(.16)	(.08) I	(.18)	(.25) J	(.27)
Net realized and unrealized gain (loss)	1.66	1.94	7.26	.67	.61	3.11
Total from investment operations	1.62	1.78	7.18	.49	.36	2.84
Distributions from net realized gain	(3.41)	(3.50)	-	(1.91)	(1.33)	-
Net asset value, end of period	$ 22.94	$ 24.73	$ 26.45	$ 19.27	$ 20.69	$ 21.66
Total ReturnB, C, D	7.52%	8.16%	37.26%	3.03%	1.39%	15.09%
Ratios to Average Net Assets F, K
Expenses before reductions	1.91%A	1.80%	1.81%	1.85%	2.10%	2.22%
Expenses net of fee waivers, if any	1.91%A	1.80%	1.81%	1.85%	2.10%	2.15%
Expenses net of all reductions	1.91%A	1.79%	1.80%	1.84%	2.10%	2.14%
Net investment income (loss)	(.33)%A,H	(.68)%	(.34)%I	(.92)%	(1.14)%J	(1.33)%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 31	$ 40	$ 40	$ 55	$ 76
Portfolio turnover rateG	24% A	39%	34%	69%	38%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.77)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.51)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.29)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 25.10	$ 26.77	$ 19.50	$ 20.90	$ 21.87	$ 19.00
Income from Investment Operations
Net investment income (loss) E	(.03) H	(.15)	(.07) I	(.17)	(.24) J	(.27)
Net realized and unrealized gain (loss)	1.68	1.98	7.34	.68	.60	3.14
Total from investment operations	1.65	1.83	7.27	.51	.36	2.87
Distributions from net realized gain	(3.41)	(3.50)	-	(1.91)	(1.33)	-
Net asset value, end of period	$ 23.34	$ 25.10	$ 26.77	$ 19.50	$ 20.90	$ 21.87
Total ReturnB, C, D	7.53%	8.26%	37.28%	3.10%	1.37%	15.11%
Ratios to Average Net Assets F, K
Expenses before reductions	1.87%A	1.73%	1.76%	1.81%	2.06%	2.18%
Expenses net of fee waivers, if any	1.87%A	1.73%	1.76%	1.81%	2.06%	2.15%
Expenses net of all reductions	1.87%A	1.73%	1.75%	1.80%	2.05%	2.14%
Net investment income (loss)	(.28)%A,H	(.62)%	(.29)%I	(.88)%	(1.10)%J	(1.33)%
Supplemental Data
Net assets, end of period (in millions)	$ 331	$ 317	$ 334	$ 284	$ 328	$ 336
Portfolio turnover rateG	24% A	39%	34%	69%	38%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.73)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.25)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 31.80	$ 32.73	$ 23.73	$ 24.77	$ 25.42	$ 21.86
Income from Investment Operations
Net investment income (loss) D	.11G	.13	.21H	.04	(.01) I	(.07)
Net realized and unrealized gain (loss)	2.21	2.50	8.94	.83	.69	3.63
Total from investment operations	2.32	2.63	9.15	.87	.68	3.56
Distributions from net investment income	(.08)	(.06)	(.13)	-	-	-
Distributions from net realized gain	(3.41)	(3.50)	(.01)	(1.91)	(1.33)	-
Total distributions	(3.49)	(3.56)	(.15) K	(1.91)	(1.33)	-
Net asset value, end of period	$ 30.63	$ 31.80	$ 32.73	$ 23.73	$ 24.77	$ 25.42
Total ReturnB, C	8.13%	9.33%	38.79%	4.15%	2.49%	16.29%
Ratios to Average Net Assets E, J
Expenses before reductions	.84%A	.70%	.71%	.75%	1.01%	1.12%
Expenses net of fee waivers, if any	.84%A	.70%	.71%	.75%	1.01%	1.12%
Expenses net of all reductions	.84%A	.70%	.70%	.74%	1.00%	1.12%
Net investment income (loss)	.75%A,G	.41%	.76%H	.18%	(.05)%I	(.30)%
Supplemental Data
Net assets, end of period (in millions)	$ 678	$ 627	$ 718	$ 1,141	$ 1,314	$ 1,165
Portfolio turnover rateF	24% A	39%	34%	69%	38%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .30%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $.15 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class Z

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013 I
Selected Per-Share Data
Net asset value, beginning of period	$ 31.76	$ 32.74	$ 29.79
Income from Investment Operations
Net investment income (loss) D	.13 G	.17	.02 H
Net realized and unrealized gain (loss)	2.19	2.51	2.93
Total from investment operations	2.32	2.68	2.95
Distributions from net investment income	(.14)	(.16)	-
Distributions from net realized gain	(3.41)	(3.50)	-
Total distributions	(3.54) K	(3.66)	-
Net asset value, end of period	$ 30.54	$ 31.76	$ 32.74
Total ReturnB, C	8.17%	9.52%	9.90%
Ratios to Average Net Assets E, J
Expenses before reductions	.69%A	.55%	.56%A
Expenses net of fee waivers, if any	.69%A	.55%	.56%A
Expenses net of all reductions	.69%A	.54%	.55%A
Net investment income (loss)	.90%A,G	.57%	.26%H
Supplemental Data
Net assets, end of period (in millions)	$ 45	$ 20	$ 5
Portfolio turnover rateF	24% A	39%	34%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%. I For the period August 13, 2013 (commencement of sale of shares) to November 30, 2013. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Total distributions of $3.54 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $3.406 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Small Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds ,including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 938,302
Gross unrealized depreciation	(96,975)
Net unrealized appreciation (depreciation) on securities	$ 841,327

Tax cost	$ 2,370,436

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

Semiannual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $12,363 and a change in net unrealized appreciation (depreciation) of $1,509 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $344,321 and $597,040, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,365	$ 21
Class T	.25%	.25%	2,381	24
Class B	.75%	.25%	148	111
Class C	.75%	.25%	1,613	103
			$ 5,507	$ 259

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 87
Class T	14
Class B*	6
Class C*	8
$ 115

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 1,165.21
Class T	949.20
Class B	40.27
Class C	361.22
Institutional Class	631.20
Class Z	8.05
	$ 3,154

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $125, including $2 from securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $33 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional class expenses during the period in the amount of two dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ -	$ 284
Institutional Class	1,619	1,305
Class Z	82	22
Total	$ 1,701	$ 1,611
From net realized gain
Class A	$ 123,666	$ 142,771
Class T	113,567	131,371
Class B	4,225	5,267
Class C	42,961	43,783
Institutional Class	67,403	76,492
Class Z	2,116	504
Total	$ 353,938	$ 400,188

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	3,618	5,882	$ 100,412	$ 166,699
Reinvestment of distributions	4,474	4,985	119,319	134,212
Shares redeemed	(5,950)	(14,908)	(164,936)	(422,262)
Net increase (decrease)	2,142	(4,041)	$ 54,795	$ (121,351)

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class T
Shares sold	3,147	5,277	$ 82,683	$ 141,817
Reinvestment of distributions	4,384	4,931	110,516	126,640
Shares redeemed	(5,652)	(13,972)	(148,628)	(376,684)
Net increase (decrease)	1,879	(3,764)	$ 44,571	$ (108,227)
Class B
Shares sold	15	13	$ 333	$ 288
Reinvestment of distributions	189	220	4,069	4,958
Shares redeemed	(240)	(484)	(5,394)	(11,378)
Net increase (decrease)	(36)	(251)	$ (992)	$ (6,132)
Class C
Shares sold	981	1,271	$ 22,311	$ 30,236
Reinvestment of distributions	1,812	1,754	39,668	40,042
Shares redeemed	(1,251)	(2,841)	(28,622)	(67,748)
Net increase (decrease)	1,542	184	$ 33,357	$ 2,530
Institutional Class
Shares sold	3,925	5,735	$ 117,175	$ 172,958
Reinvestment of distributions	2,131	2,348	60,822	67,135
Shares redeemed	(3,636)	(10,306)	(107,337)	(308,759)
Net increase (decrease)	2,420	(2,223)	$ 70,660	$ (68,666)
Class Z
Shares sold	877	611	$ 25,549	$ 18,714
Reinvestment of distributions	77	18	2,198	526
Shares redeemed	(107)	(159)	(3,167)	(4,829)
Net increase (decrease)	847	470	$ 24,580	$ 14,411

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ASCFZ-USAN-0715
1.9585489.101
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Stock Selector Mid Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.01%
Actual		$ 1,000.00	$ 1,057.90	$ 5.18
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.09
Class T	1.25%
Actual		$ 1,000.00	$ 1,056.50	$ 6.41
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class B	1.86%
Actual		$ 1,000.00	$ 1,053.60	$ 9.52
HypotheticalA		$ 1,000.00	$ 1,015.66	$ 9.35
Class C	1.77%
Actual		$ 1,000.00	$ 1,053.90	$ 9.06
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Fidelity Stock Selector Mid Cap Fund	.78%
Actual		$ 1,000.00	$ 1,059.00	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,058.70	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,020.59	$ 4.38

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
AMETEK, Inc.	2.6	1.5
Roper Industries, Inc.	2.5	1.5
TransDigm Group, Inc.	2.4	0.8
J.B. Hunt Transport Services, Inc.	1.9	1.9
Ecolab, Inc.	1.6	1.0
Qorvo, Inc.	1.5	0.9
Jarden Corp.	1.5	1.3
AMC Networks, Inc. Class A	1.4	0.0
HD Supply Holdings, Inc.	1.3	0.8
Capital One Financial Corp.	1.3	1.2
	18.0
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	22.8
Information Technology	17.1	17.6
Industrials	16.2	16.4
Consumer Discretionary	13.2	13.2
Health Care	8.5	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks and Equity Futures 98.4%		Stocks and Equity Futures 98.3%
	Short-Term Investments and Net Other Assets (Liabilities) 1.6%		Short-Term Investments and Net Other Assets (Liabilities) 1.7%
* Foreign investments	6.2%	** Foreign investments	7.1%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.7%
Dorman Products, Inc. (a)(d)	163,000	$ 7,606
Tenneco, Inc. (a)	190,500	11,186
		18,792
Automobiles - 0.7%
Harley-Davidson, Inc.	337,800	18,069
Diversified Consumer Services - 1.3%
ServiceMaster Global Holdings, Inc.	1,011,600	33,980
Household Durables - 3.1%
Jarden Corp. (a)	739,672	39,247
NVR, Inc. (a)	17,400	23,674
Tupperware Brands Corp.	263,980	17,354
		80,275
Internet & Catalog Retail - 1.2%
HSN, Inc.	144,700	9,711
Liberty Interactive Corp. Series A (a)	792,410	22,164
		31,875
Media - 4.4%
AMC Networks, Inc. Class A (a)	462,000	36,309
Discovery Communications, Inc. Class A (a)(d)	600,800	20,391
Liberty Broadband Corp. Class A (a)	306,581	16,528
Liberty Media Corp. Class A (a)	449,700	17,230
Starz Series A (a)	281,900	11,829
The Madison Square Garden Co. Class A (a)	175,000	14,950
		117,237
Multiline Retail - 0.4%
Dollar General Corp.	149,440	10,848
Specialty Retail - 1.4%
Bed Bath & Beyond, Inc. (a)	296,800	21,168
GameStop Corp. Class A (d)	376,300	16,335
		37,503
TOTAL CONSUMER DISCRETIONARY		348,579
CONSUMER STAPLES - 4.0%
Beverages - 0.7%
Coca-Cola Enterprises, Inc.	214,300	9,478
Dr. Pepper Snapple Group, Inc.	77,900	5,970
Molson Coors Brewing Co. Class B	54,500	3,999
		19,447
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.1%
Campbell Soup Co.	158,900	$ 7,681
Mead Johnson Nutrition Co. Class A	41,200	4,009
Pinnacle Foods, Inc.	100,800	4,249
The J.M. Smucker Co.	58,303	6,912
Tyson Foods, Inc. Class A	116,500	4,945
		27,796
Household Products - 1.9%
Church & Dwight Co., Inc.	291,200	24,452
Energizer Holdings, Inc.	176,300	24,980
		49,432
Tobacco - 0.3%
Universal Corp.	156,900	8,079
TOTAL CONSUMER STAPLES		104,754
ENERGY - 4.5%
Energy Equipment & Services - 1.3%
Bristow Group, Inc.	185,000	10,730
Dril-Quip, Inc. (a)	169,100	12,781
Helmerich & Payne, Inc. (d)	162,080	11,830
		35,341
Oil, Gas & Consumable Fuels - 3.2%
Cabot Oil & Gas Corp.	348,100	11,821
Cimarex Energy Co.	79,100	9,137
Energen Corp.	223,700	15,480
Enviva Partners LP	114,600	2,333
Genesis Energy LP	232,000	11,282
HollyFrontier Corp.	153,400	6,389
Marathon Petroleum Corp.	100,900	10,439
Stone Energy Corp. (a)	506,400	6,877
Whiting Petroleum Corp. (a)	278,200	9,178
		82,936
TOTAL ENERGY		118,277
FINANCIALS - 22.9%
Banks - 2.4%
Aldermore Group PLC	1,177,100	4,813
Huntington Bancshares, Inc.	1,380,978	15,370
Prosperity Bancshares, Inc.	237,400	12,718
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Shawbrook Group Ltd.	988,900	$ 5,747
Synovus Financial Corp.	563,727	16,359
The Jammu & Kashmir Bank Ltd.	2,612,786	4,410
Virgin Money Holdings Uk PLC (a)	485,200	3,226
		62,643
Capital Markets - 4.8%
Artisan Partners Asset Management, Inc.	456,500	20,136
Fortress Investment Group LLC	1,860,200	14,565
Interactive Brokers Group, Inc.	728,867	26,021
KCG Holdings, Inc. Class A (a)	600,000	8,094
Lazard Ltd. Class A	67,400	3,745
MLP AG	1,566,600	7,154
Moelis & Co. Class A	324,000	9,351
Oaktree Capital Group LLC Class A	102,900	5,636
Och-Ziff Capital Management Group LLC Class A	479,100	6,008
Raymond James Financial, Inc.	269,100	15,640
Virtus Investment Partners, Inc.	33,000	4,106
Vontobel Holdings AG	95,000	4,346
WisdomTree Investments, Inc. (d)	131,000	2,798
		127,600
Consumer Finance - 3.8%
ACOM Co. Ltd. (a)(d)	4,157,000	13,276
Capital One Financial Corp.	423,900	35,421
Enova International, Inc. (a)	219,167	4,274
Navient Corp.	300,316	5,787
SLM Corp. (a)	1,405,916	14,425
Springleaf Holdings, Inc. (a)	585,380	27,817
		101,000
Diversified Financial Services - 0.2%
Alexander Forbes Group Holding (a)	5,274,128	3,987
Insurance - 2.7%
AmTrust Financial Services, Inc.	185,000	11,133
Arthur J. Gallagher & Co.	655,000	31,735
Direct Line Insurance Group PLC	3,391,591	17,479
Fairfax Financial Holdings Ltd. (sub. vtg.)	24,300	12,240
		72,587
Real Estate Investment Trusts - 8.5%
Alexandria Real Estate Equities, Inc.	216,275	20,055
Altisource Residential Corp. Class B	412,021	7,383
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities, Inc.	374,000	$ 14,590
Camden Property Trust (SBI)	233,000	17,470
Corrections Corp. of America	119,000	4,184
Cousins Properties, Inc.	621,200	5,995
DCT Industrial Trust, Inc.	175,549	5,742
Duke Realty LP	378,600	7,405
Essex Property Trust, Inc.	39,600	8,816
Extra Space Storage, Inc.	160,200	11,219
FelCor Lodging Trust, Inc.	1,107,700	11,897
Gramercy Property Trust, Inc.	265,075	7,054
Lamar Advertising Co. Class A	201,600	12,221
Liberty Property Trust (SBI)	245,500	8,578
Potlatch Corp.	19,700	715
Ramco-Gershenson Properties Trust (SBI)	804,800	13,859
Redwood Trust, Inc.	315,900	5,089
Sabra Health Care REIT, Inc.	543,000	14,390
SL Green Realty Corp.	73,565	8,729
Taubman Centers, Inc.	123,300	9,128
Urban Edge Properties	825,700	17,835
Weyerhaeuser Co.	180,200	5,867
WP Glimcher, Inc.	385,600	5,425
		223,646
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	285,500	10,918
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)(d)	195,063	1,982
TOTAL FINANCIALS		604,363
HEALTH CARE - 8.5%
Biotechnology - 1.3%
AMAG Pharmaceuticals, Inc. (a)	160,000	11,133
Puma Biotechnology, Inc. (a)	46,000	8,991
Vertex Pharmaceuticals, Inc. (a)	112,000	14,368
		34,492
Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp. (a)	1,500,000	27,405
CONMED Corp.	22,685	1,260
The Cooper Companies, Inc.	140,000	25,448
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Tornier NV (a)	460,000	$ 12,227
Zimmer Holdings, Inc.	120,000	13,691
		80,031
Health Care Providers & Services - 1.8%
Adeptus Health, Inc. Class A (d)	126,800	8,882
HCA Holdings, Inc. (a)	128,000	10,474
MEDNAX, Inc. (a)	280,000	19,930
Surgical Care Affiliates, Inc. (a)	240,000	9,118
		48,404
Health Care Technology - 0.3%
Cerner Corp. (a)	100,000	6,729
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	260,000	10,709
Pharmaceuticals - 1.7%
Actavis PLC (a)	35,000	10,738
Endo Health Solutions, Inc. (a)	160,000	13,402
Mallinckrodt PLC (a)	78,000	10,096
Prestige Brands Holdings, Inc. (a)	210,000	9,223
		43,459
TOTAL HEALTH CARE		223,824
INDUSTRIALS - 16.2%
Aerospace & Defense - 3.8%
BE Aerospace, Inc.	428,600	24,576
Meggitt PLC	1,692,826	13,156
TransDigm Group, Inc.	280,610	63,429
		101,161
Building Products - 0.9%
A.O. Smith Corp.	318,700	22,749
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	596,879	22,240
Electrical Equipment - 2.6%
AMETEK, Inc.	1,264,290	67,965
Industrial Conglomerates - 2.5%
Roper Industries, Inc.	379,920	66,471
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.6%
AGCO Corp. (d)	381,700	$ 19,383
WABCO Holdings, Inc. (a)	171,518	21,683
		41,066
Road & Rail - 1.9%
J.B. Hunt Transport Services, Inc.	589,440	49,525
Trading Companies & Distributors - 2.1%
HD Supply Holdings, Inc. (a)	1,093,700	35,491
Watsco, Inc.	160,600	20,223
		55,714
TOTAL INDUSTRIALS		426,891
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.3%
F5 Networks, Inc. (a)	143,200	17,999
Juniper Networks, Inc.	310,000	8,618
Ruckus Wireless, Inc. (a)	706,400	7,424
		34,041
Electronic Equipment & Components - 1.0%
Trimble Navigation Ltd. (a)	1,112,300	26,072
Internet Software & Services - 1.6%
Endurance International Group Holdings, Inc. (a)	416,600	8,469
HomeAway, Inc. (a)	335,000	9,403
Rackspace Hosting, Inc. (a)	602,100	24,138
Velti PLC (a)(f)	215,084	2
		42,012
IT Services - 3.7%
Alliance Data Systems Corp. (a)	75,300	22,442
Cognizant Technology Solutions Corp. Class A (a)	366,600	23,726
Maximus, Inc.	320,500	20,951
VeriFone Systems, Inc. (a)	470,000	17,940
Virtusa Corp. (a)	297,000	13,514
		98,573
Semiconductors & Semiconductor Equipment - 3.5%
Cree, Inc. (a)(d)	558,600	16,914
Cypress Semiconductor Corp.	716,500	9,838
Marvell Technology Group Ltd.	1,401,500	19,607
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Qorvo, Inc. (a)	479,925	$ 39,426
Semtech Corp. (a)	275,400	5,883
		91,668
Software - 5.3%
Autodesk, Inc. (a)	233,400	12,639
Citrix Systems, Inc. (a)	151,600	9,856
CommVault Systems, Inc. (a)	267,700	11,894
Fair Isaac Corp.	127,000	11,140
Parametric Technology Corp. (a)	568,842	23,476
Rovi Corp. (a)	555,700	9,314
Salesforce.com, Inc. (a)	103,200	7,508
SolarWinds, Inc. (a)	296,100	14,050
Solera Holdings, Inc.	290,500	14,330
Synopsys, Inc. (a)	528,300	26,357
		140,564
Technology Hardware, Storage & Peripherals - 0.7%
SanDisk Corp.	134,200	9,177
Western Digital Corp.	94,200	9,171
		18,348
TOTAL INFORMATION TECHNOLOGY		451,278
MATERIALS - 7.5%
Chemicals - 5.4%
Airgas, Inc.	312,304	31,836
CF Industries Holdings, Inc.	37,700	11,909
Ecolab, Inc.	369,479	42,361
PPG Industries, Inc.	118,800	27,192
W.R. Grace & Co. (a)	306,897	30,054
		143,352
Containers & Packaging - 1.0%
Rock-Tenn Co. Class A	419,000	27,294
Metals & Mining - 1.1%
Reliance Steel & Aluminum Co.	439,445	28,037
TOTAL MATERIALS		198,683
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc.	34,400	$ 1,081
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	35,200	1,369
Telephone & Data Systems, Inc.	63,300	1,879
		3,248
TOTAL TELECOMMUNICATION SERVICES		4,329
UTILITIES - 4.2%
Electric Utilities - 1.8%
Cleco Corp.	93,060	5,049
Hawaiian Electric Industries, Inc.	174,800	5,338
OGE Energy Corp.	492,126	15,502
PNM Resources, Inc.	592,100	15,744
Portland General Electric Co.	219,900	7,688
		49,321
Gas Utilities - 1.3%
AGL Resources, Inc.	48,200	2,428
Atmos Energy Corp.	199,440	10,774
National Fuel Gas Co.	201,311	12,934
Questar Corp.	71,000	1,612
Southwest Gas Corp.	109,500	5,963
		33,711
Independent Power and Renewable Electricity Producers - 0.7%
Black Hills Corp.	189,953	9,076
Calpine Corp. (a)	334,800	6,729
Dynegy, Inc. (a)	102,100	3,302
		19,107
Multi-Utilities - 0.4%
MDU Resources Group, Inc.	467,775	9,795
TOTAL UTILITIES		111,934
TOTAL COMMON STOCKS (Cost $2,355,200)		2,592,912
U.S. Treasury Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% 7/30/15 (e) (Cost $860)	$ 860	$ 860
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	53,037,227	53,037
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	56,637,317	56,637
TOTAL MONEY MARKET FUNDS (Cost $109,674)		109,674
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $2,465,734)		2,703,446
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(63,233)
NET ASSETS - 100%		$ 2,640,213
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
29 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2015	$ 4,417	$ (24)

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $369,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$ 323
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 36
Fidelity Securities Lending Cash Central Fund	163
Total	$ 199
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 348,579	$ 348,579	$ -	$ -
Consumer Staples	104,754	104,754	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Energy	$ 118,277	$ 118,277	$ -	$ -
Financials	604,363	591,087	13,276	-
Health Care	223,824	223,824	-	-
Industrials	426,891	426,891	-	-
Information Technology	451,278	451,276	2	-
Materials	198,683	198,683	-	-
Telecommunication Services	4,329	4,329	-	-
Utilities	111,934	111,934	-	-
U.S. Government and Government Agency Obligations	860	-	860	-
Money Market Funds	109,674	109,674	-	-
Total Investments in Securities:	$ 2,703,446	$ 2,689,308	$ 14,138	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (24)	$ (24)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (24)
Total Value of Derivatives	$ -	$ (24)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $55,028) - See accompanying schedule: Unaffiliated issuers (cost $2,356,060)	$ 2,593,772
Fidelity Central Funds (cost $109,674)	109,674
Total Investments (cost $2,465,734)		$ 2,703,446
Foreign currency held at value (cost $267)		267
Receivable for investments sold		20,200
Receivable for fund shares sold		4,918
Dividends receivable		1,497
Distributions receivable from Fidelity Central Funds		28
Prepaid expenses		1
Other receivables		43
Total assets		2,730,400

Liabilities
Payable to custodian bank	$ 231
Payable for investments purchased	29,027
Payable for fund shares redeemed	1,970
Accrued management fee	1,060
Distribution and service plan fees payable	624
Payable for daily variation margin for derivative instruments	50
Other affiliated payables	547
Other payables and accrued expenses	41
Collateral on securities loaned, at value	56,637
Total liabilities		90,187

Net Assets		$ 2,640,213
Net Assets consist of:
Paid in capital		$ 2,463,640
Distributions in excess of net investment income		(821)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(60,288)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		237,682
Net Assets		$ 2,640,213

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($657,530 ÷ 19,545.3 shares)	$ 33.64

Maximum offering price per share (100/94.25 of $33.64)	$ 35.69
Class T: Net Asset Value and redemption price per share ($785,018 ÷ 23,201.7 shares)	$ 33.83

Maximum offering price per share (100/96.50 of $33.83)	$ 35.06
Class B: Net Asset Value and offering price per share ($13,255 ÷ 426.9 shares)A	$ 31.05

Class C: Net Asset Value and offering price per share ($174,774 ÷ 5,619.9 shares)A	$ 31.10

Fidelity Stock Selector Mid Cap Fund: Net Asset Value, offering price and redemption price per share ($576,449 ÷ 16,473.6 shares)	$ 34.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($433,187 ÷ 12,353.2 shares)	$ 35.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)
Investment Income
Dividends		$ 14,807
Income from Fidelity Central Funds		199
Total income		15,006

Expenses
Management fee Basic fee	$ 7,143
Performance adjustment	(407)
Transfer agent fees	2,886
Distribution and service plan fees	3,740
Accounting and security lending fees	394
Custodian fees and expenses	30
Independent trustees' compensation	6
Registration fees	67
Audit	31
Legal	7
Miscellaneous	8
Total expenses before reductions	13,905
Expense reductions	(123)	13,782
Net investment income (loss)		1,224
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	176,986
Foreign currency transactions	26
Futures contracts	305
Total net realized gain (loss)		177,317
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,123)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(33,124)
Net gain (loss)		144,193
Net increase (decrease) in net assets resulting from operations		$ 145,417

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,224	$ 3,875
Net realized gain (loss)	177,317	302,104
Change in net unrealized appreciation (depreciation)	(33,124)	(34,271)
Net increase (decrease) in net assets resulting from operations	145,417	271,708
Distributions to shareholders from net investment income	(2,753)	(1,252)
Share transactions - net increase (decrease)	(59,644)	147,034
Total increase (decrease) in net assets	83,020	417,490

Net Assets
Beginning of period	2,557,193	2,139,703
End of period (including distributions in excess of net investment income of $821 and undistributed net investment income of $708, respectively)	$ 2,640,213	$ 2,557,193

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 31.80	$ 28.37	$ 22.16	$ 19.15	$ 19.22	$ 15.75
Income from Investment Operations
Net investment income (loss) E	.02	.08	.10	.09	.08H	(.02)
Net realized and unrealized gain (loss)	1.82	3.36	6.29	3.02	(.15)	3.55
Total from investment operations	1.84	3.44	6.39	3.11	(.07)	3.53
Distributions from net investment income	-	(.01)	(.14)	(.10)	-	(.03) I
Distributions from net realized gain	-	-	(.04)	-	-	(.03) I
Total distributions	-	(.01)	(.18)	(.10)	-	(.06)
Net asset value, end of period	$ 33.64	$ 31.80	$ 28.37	$ 22.16	$ 19.15	$ 19.22
Total ReturnB, C, D	5.79%	12.11%	29.07%	16.32%	(.36)%	22.48%
Ratios to Average Net Assets F, J
Expenses before reductions	1.01%A	1.05%	.95%	.94%	.92%	.86%
Expenses net of fee waivers, if any	1.01%A	1.05%	.95%	.94%	.92%	.86%
Expenses net of all reductions	1.00%A	1.05%	.92%	.94%	.91%	.84%
Net investment income (loss)	.15%A	.26%	.39%	.41%	.39%H	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$ 658	$ 652	$ 692	$ 593	$ 644	$ 945
Portfolio turnover rateG	97%A	89%	79%K	72%	198%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 32.02	$ 28.63	$ 22.36	$ 19.30	$ 19.41	$ 15.89
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.04	.05	.04H	(.05)
Net realized and unrealized gain (loss)	1.82	3.38	6.36	3.05	(.15)	3.59
Total from investment operations	1.81	3.39	6.40	3.10	(.11)	3.54
Distributions from net investment income	-	-	(.09)	(.04)	-	-
Distributions from net realized gain	-	-	(.04)	-	-	(.02) I
Total distributions	-	-	(.13)	(.04)	-	(.02)
Net asset value, end of period	$ 33.83	$ 32.02	$ 28.63	$ 22.36	$ 19.30	$ 19.41
Total ReturnB, C, D	5.65%	11.84%	28.80%	16.12%	(.57)%	22.31%
Ratios to Average Net Assets F, J
Expenses before reductions	1.25%A	1.28%	1.16%	1.14%	1.11%	1.03%
Expenses net of fee waivers, if any	1.25%A	1.28%	1.16%	1.14%	1.11%	1.03%
Expenses net of all reductions	1.24%A	1.27%	1.13%	1.13%	1.10%	1.01%
Net investment income (loss)	(.09)%A	.03%	.17%	.22%	.20%H	(.30)%
Supplemental Data
Net assets, end of period (in millions)	$ 785	$ 794	$ 817	$ 755	$ 871	$ 1,282
Portfolio turnover rateG	97%A	89%	79%K	72%	198%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.47	$ 26.51	$ 20.71	$ 17.94	$ 18.15	$ 14.93
Income from Investment Operations
Net investment income (loss) E	(.11)	(.16)	(.10)	(.07)	(.07)H	(.15)
Net realized and unrealized gain (loss)	1.69	3.12	5.90	2.84	(.14)	3.37
Total from investment operations	1.58	2.96	5.80	2.77	(.21)	3.22
Distributions from net investment income	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	-	-
Total distributions	-	-	-	-	-	-
Net asset value, end of period	$ 31.05	$ 29.47	$ 26.51	$ 20.71	$ 17.94	$ 18.15
Total ReturnB, C, D	5.36%	11.17%	28.01%	15.44%	(1.16)%	21.57%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86%A	1.89%	1.76%	1.73%	1.71%	1.63%
Expenses net of fee waivers, if any	1.86%A	1.89%	1.76%	1.73%	1.71%	1.63%
Expenses net of all reductions	1.85%A	1.88%	1.74%	1.73%	1.70%	1.61%
Net investment income (loss)	(.70)%A	(.58)%	(.43)%	(.38)%	(.40)%H	(.90)%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 16	$ 21	$ 22	$ 28	$ 75
Portfolio turnover rateG	97% A	89%	79%J	72%	198%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.51	$ 26.52	$ 20.73	$ 17.95	$ 18.15	$ 14.93
Income from Investment Operations
Net investment income (loss) E	(.09)	(.14)	(.09)	(.06)	(.07)H	(.14)
Net realized and unrealized gain (loss)	1.68	3.13	5.91	2.84	(.13)	3.36
Total from investment operations	1.59	2.99	5.82	2.78	(.20)	3.22
Distributions from net investment income	-	-	(.02)	-	-	-
Distributions from net realized gain	-	-	(.01)	-	-	-
Total distributions	-	-	(.03)	-	-	-
Net asset value, end of period	$ 31.10	$ 29.51	$ 26.52	$ 20.73	$ 17.95	$ 18.15
Total ReturnB, C, D	5.39%	11.27%	28.09%	15.49%	(1.10)%	21.57%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77%A	1.80%	1.69%	1.68%	1.66%	1.60%
Expenses net of fee waivers, if any	1.77%A	1.80%	1.69%	1.68%	1.66%	1.60%
Expenses net of all reductions	1.76%A	1.80%	1.67%	1.68%	1.65%	1.58%
Net investment income (loss)	(.61)%	(.49)%	(.36)%	(.33)%	(.35)%H	(.86)%
Supplemental Data
Net assets, end of period (in millions)	$ 175	$ 172	$ 172	$ 141	$ 150	$ 189
Portfolio turnover rateG	97% A	89%	79% J	72%	198%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Stock Selector Mid Cap Fund

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 33.14	$ 29.56	$ 23.14	$ 21.20
Income from Investment Operations
Net investment income (loss) D	.07	.16	.17	.09
Net realized and unrealized gain (loss)	1.88	3.49	6.54	1.85
Total from investment operations	1.95	3.65	6.71	1.94
Distributions from net investment income	(.10)	(.07)	(.25)	-
Distributions from net realized gain	-	-	(.04)	-
Total distributions	(.10)	(.07)	(.29)	-
Net asset value, end of period	$ 34.99	$ 33.14	$ 29.56	$ 23.14
Total ReturnB, C	5.90%	12.38%	29.36%	9.15%
Ratios to Average Net Assets E, H
Expenses before reductions	.78%A	.81%	.71%	.59%A
Expenses net of fee waivers, if any	.78%A	.81%	.71%	.59%A
Expenses net of all reductions	.77%A	.81%	.69%	.58%A
Net investment income (loss)	.38%A	.50%	.62%	.86%A
Supplemental Data
Net assets, end of period (in millions)	$ 576	$ 553	$ 225	$ 1
Portfolio turnover rateF	97% A	89%	79% I	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 6, 2012 (commencement of sale of shares) to November 30, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.22	$ 29.64	$ 23.14	$ 20.01	$ 20.02	$ 16.40
Income from Investment Operations
Net investment income (loss) D	.05	.16	.18	.15	.14G	.04
Net realized and unrealized gain (loss)	1.90	3.50	6.56	3.15	(.15)	3.69
Total from investment operations	1.95	3.66	6.74	3.30	(.01)	3.73
Distributions from net investment income	(.10)	(.08)	(.20)	(.17)	-	(.08)H
Distributions from net realized gain	-	-	(.04)	-	-	(.03)H
Total distributions	(.10)	(.08)	(.24)	(.17)	-	(.11)
Net asset value, end of period	$ 35.07	$ 33.22	$ 29.64	$ 23.14	$ 20.01	$ 20.02
Total ReturnB, C	5.87%	12.39%	29.44%	16.66%	(.05)%	22.86%
Ratios to Average Net Assets E, I
Expenses before reductions	.87%A	.80%	.67%	.65%	.62%	.54%
Expenses net of fee waivers, if any	.87%A	.80%	.67%	.65%	.62%	.54%
Expenses net of all reductions	.86%A	.80%	.65%	.64%	.61%	.52%
Net investment income (loss)	.29%A	.51%	.66%	.71%	.69%G	.20%
Supplemental Data
Net assets, end of period (in millions)	$ 433	$ 371	$ 214	$ 172	$ 234	$ 354
Portfolio turnover rateF	97%A	89%	79%J	72%	198%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Stock Selector Mid Cap Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 347,830
Gross unrealized depreciation	(111,078)
Net unrealized appreciation (depreciation) on securities	$ 236,752

Tax cost	$ 2,466,694

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2015	$ (935)
2016	(89,710)
2017	(148,171)
Total capital loss carryforward	$ (238,816)

The Fund acquired $1,185 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $935 per year.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $305 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,233,812 and $1,291,195, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 821	$ 11
Class T	.25%	.25%	1,977	27
Class B	.75%	.25%	74	56
Class C	.75%	.25%	868	23
			$ 3,740	$ 117

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21
Class T	11
Class B*	2
Class C*	2
$ 36

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 675.21
Class T	752.19
Class B	22.30
Class C	181.21
Fidelity Stock Selector Mid Cap Fund	629.22
Institutional Class	627.31
	$ 2,886

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $163, including $6 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $123 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Fidelity Stock Selector Mid Cap Fund expenses during the period in the amount of four hundred and one dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ -	$ 146
Fidelity Stock Selector Mid Cap Fund	1,666	530
Institutional Class	1,087	576
Total	$ 2,753	$ 1,252

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	785	1,462	$ 25,751	$ 44,155
Reinvestment of distributions	-	5	-	134
Shares redeemed	(1,742)	(5,341)	(57,044)	(162,259)
Net increase (decrease)	(957)	(3,874)	$ (31,293)	$ (117,970)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class T
Shares sold	1,005	1,902	$ 33,216	$ 57,696
Reinvestment of distributions	-	-	-	-
Shares redeemed	(2,593)	(5,637)	(85,585)	(170,461)
Net increase (decrease)	(1,588)	(3,735)	$ (52,369)	$ (112,765)
Class B
Shares sold	1	3	$ 16	$ 76
Reinvestment of distributions	-	-	-	-
Shares redeemed	(116)	(244)	(3,530)	(6,801)
Net increase (decrease)	(115)	(241)	$ (3,514)	$ (6,725)
Class C
Shares sold	149	175	$ 4,581	$ 4,902
Reinvestment of distributions	-	-	-	-
Shares redeemed	(356)	(833)	(10,812)	(23,364)
Net increase (decrease)	(207)	(658)	$ (6,231)	$ (18,462)
Fidelity Stock Selector Mid Cap Fund
Shares sold	511	10,810	$ 17,514	$ 334,414
Reinvestment of distributions	49	18	1,651	518
Shares redeemed	(772)	(1,745)	(26,497)	(54,485)
Net increase (decrease)	(212)	9,083	$ (7,332)	$ 280,447
Institutional Class
Shares sold	2,098	5,585	$ 71,758	$ 173,899
Reinvestment of distributions	30	17	1,015	502
Shares redeemed	(932)	(1,659)	(31,678)	(51,892)
Net increase (decrease)	1,196	3,943	$ 41,095	$ 122,509
12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Small-Mid Cap Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

MC-USAN-0715
1.786799.112

Semiannual Report

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor ®
Stock Selector Mid Cap

Fund - Institutional Class

(To be renamed Class I
effective July 1, 2015)

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.01%
Actual		$ 1,000.00	$ 1,057.90	$ 5.18
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.09
Class T	1.25%
Actual		$ 1,000.00	$ 1,056.50	$ 6.41
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class B	1.86%
Actual		$ 1,000.00	$ 1,053.60	$ 9.52
HypotheticalA		$ 1,000.00	$ 1,015.66	$ 9.35
Class C	1.77%
Actual		$ 1,000.00	$ 1,053.90	$ 9.06
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Fidelity Stock Selector Mid Cap Fund	.78%
Actual		$ 1,000.00	$ 1,059.00	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,058.70	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,020.59	$ 4.38

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
AMETEK, Inc.	2.6	1.5
Roper Industries, Inc.	2.5	1.5
TransDigm Group, Inc.	2.4	0.8
J.B. Hunt Transport Services, Inc.	1.9	1.9
Ecolab, Inc.	1.6	1.0
Qorvo, Inc.	1.5	0.9
Jarden Corp.	1.5	1.3
AMC Networks, Inc. Class A	1.4	0.0
HD Supply Holdings, Inc.	1.3	0.8
Capital One Financial Corp.	1.3	1.2
	18.0
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	22.8
Information Technology	17.1	17.6
Industrials	16.2	16.4
Consumer Discretionary	13.2	13.2
Health Care	8.5	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks and Equity Futures 98.4%		Stocks and Equity Futures 98.3%
	Short-Term Investments and Net Other Assets (Liabilities) 1.6%		Short-Term Investments and Net Other Assets (Liabilities) 1.7%
* Foreign investments	6.2%	** Foreign investments	7.1%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.7%
Dorman Products, Inc. (a)(d)	163,000	$ 7,606
Tenneco, Inc. (a)	190,500	11,186
		18,792
Automobiles - 0.7%
Harley-Davidson, Inc.	337,800	18,069
Diversified Consumer Services - 1.3%
ServiceMaster Global Holdings, Inc.	1,011,600	33,980
Household Durables - 3.1%
Jarden Corp. (a)	739,672	39,247
NVR, Inc. (a)	17,400	23,674
Tupperware Brands Corp.	263,980	17,354
		80,275
Internet & Catalog Retail - 1.2%
HSN, Inc.	144,700	9,711
Liberty Interactive Corp. Series A (a)	792,410	22,164
		31,875
Media - 4.4%
AMC Networks, Inc. Class A (a)	462,000	36,309
Discovery Communications, Inc. Class A (a)(d)	600,800	20,391
Liberty Broadband Corp. Class A (a)	306,581	16,528
Liberty Media Corp. Class A (a)	449,700	17,230
Starz Series A (a)	281,900	11,829
The Madison Square Garden Co. Class A (a)	175,000	14,950
		117,237
Multiline Retail - 0.4%
Dollar General Corp.	149,440	10,848
Specialty Retail - 1.4%
Bed Bath & Beyond, Inc. (a)	296,800	21,168
GameStop Corp. Class A (d)	376,300	16,335
		37,503
TOTAL CONSUMER DISCRETIONARY		348,579
CONSUMER STAPLES - 4.0%
Beverages - 0.7%
Coca-Cola Enterprises, Inc.	214,300	9,478
Dr. Pepper Snapple Group, Inc.	77,900	5,970
Molson Coors Brewing Co. Class B	54,500	3,999
		19,447
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.1%
Campbell Soup Co.	158,900	$ 7,681
Mead Johnson Nutrition Co. Class A	41,200	4,009
Pinnacle Foods, Inc.	100,800	4,249
The J.M. Smucker Co.	58,303	6,912
Tyson Foods, Inc. Class A	116,500	4,945
		27,796
Household Products - 1.9%
Church & Dwight Co., Inc.	291,200	24,452
Energizer Holdings, Inc.	176,300	24,980
		49,432
Tobacco - 0.3%
Universal Corp.	156,900	8,079
TOTAL CONSUMER STAPLES		104,754
ENERGY - 4.5%
Energy Equipment & Services - 1.3%
Bristow Group, Inc.	185,000	10,730
Dril-Quip, Inc. (a)	169,100	12,781
Helmerich & Payne, Inc. (d)	162,080	11,830
		35,341
Oil, Gas & Consumable Fuels - 3.2%
Cabot Oil & Gas Corp.	348,100	11,821
Cimarex Energy Co.	79,100	9,137
Energen Corp.	223,700	15,480
Enviva Partners LP	114,600	2,333
Genesis Energy LP	232,000	11,282
HollyFrontier Corp.	153,400	6,389
Marathon Petroleum Corp.	100,900	10,439
Stone Energy Corp. (a)	506,400	6,877
Whiting Petroleum Corp. (a)	278,200	9,178
		82,936
TOTAL ENERGY		118,277
FINANCIALS - 22.9%
Banks - 2.4%
Aldermore Group PLC	1,177,100	4,813
Huntington Bancshares, Inc.	1,380,978	15,370
Prosperity Bancshares, Inc.	237,400	12,718
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Shawbrook Group Ltd.	988,900	$ 5,747
Synovus Financial Corp.	563,727	16,359
The Jammu & Kashmir Bank Ltd.	2,612,786	4,410
Virgin Money Holdings Uk PLC (a)	485,200	3,226
		62,643
Capital Markets - 4.8%
Artisan Partners Asset Management, Inc.	456,500	20,136
Fortress Investment Group LLC	1,860,200	14,565
Interactive Brokers Group, Inc.	728,867	26,021
KCG Holdings, Inc. Class A (a)	600,000	8,094
Lazard Ltd. Class A	67,400	3,745
MLP AG	1,566,600	7,154
Moelis & Co. Class A	324,000	9,351
Oaktree Capital Group LLC Class A	102,900	5,636
Och-Ziff Capital Management Group LLC Class A	479,100	6,008
Raymond James Financial, Inc.	269,100	15,640
Virtus Investment Partners, Inc.	33,000	4,106
Vontobel Holdings AG	95,000	4,346
WisdomTree Investments, Inc. (d)	131,000	2,798
		127,600
Consumer Finance - 3.8%
ACOM Co. Ltd. (a)(d)	4,157,000	13,276
Capital One Financial Corp.	423,900	35,421
Enova International, Inc. (a)	219,167	4,274
Navient Corp.	300,316	5,787
SLM Corp. (a)	1,405,916	14,425
Springleaf Holdings, Inc. (a)	585,380	27,817
		101,000
Diversified Financial Services - 0.2%
Alexander Forbes Group Holding (a)	5,274,128	3,987
Insurance - 2.7%
AmTrust Financial Services, Inc.	185,000	11,133
Arthur J. Gallagher & Co.	655,000	31,735
Direct Line Insurance Group PLC	3,391,591	17,479
Fairfax Financial Holdings Ltd. (sub. vtg.)	24,300	12,240
		72,587
Real Estate Investment Trusts - 8.5%
Alexandria Real Estate Equities, Inc.	216,275	20,055
Altisource Residential Corp. Class B	412,021	7,383
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities, Inc.	374,000	$ 14,590
Camden Property Trust (SBI)	233,000	17,470
Corrections Corp. of America	119,000	4,184
Cousins Properties, Inc.	621,200	5,995
DCT Industrial Trust, Inc.	175,549	5,742
Duke Realty LP	378,600	7,405
Essex Property Trust, Inc.	39,600	8,816
Extra Space Storage, Inc.	160,200	11,219
FelCor Lodging Trust, Inc.	1,107,700	11,897
Gramercy Property Trust, Inc.	265,075	7,054
Lamar Advertising Co. Class A	201,600	12,221
Liberty Property Trust (SBI)	245,500	8,578
Potlatch Corp.	19,700	715
Ramco-Gershenson Properties Trust (SBI)	804,800	13,859
Redwood Trust, Inc.	315,900	5,089
Sabra Health Care REIT, Inc.	543,000	14,390
SL Green Realty Corp.	73,565	8,729
Taubman Centers, Inc.	123,300	9,128
Urban Edge Properties	825,700	17,835
Weyerhaeuser Co.	180,200	5,867
WP Glimcher, Inc.	385,600	5,425
		223,646
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	285,500	10,918
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)(d)	195,063	1,982
TOTAL FINANCIALS		604,363
HEALTH CARE - 8.5%
Biotechnology - 1.3%
AMAG Pharmaceuticals, Inc. (a)	160,000	11,133
Puma Biotechnology, Inc. (a)	46,000	8,991
Vertex Pharmaceuticals, Inc. (a)	112,000	14,368
		34,492
Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp. (a)	1,500,000	27,405
CONMED Corp.	22,685	1,260
The Cooper Companies, Inc.	140,000	25,448
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Tornier NV (a)	460,000	$ 12,227
Zimmer Holdings, Inc.	120,000	13,691
		80,031
Health Care Providers & Services - 1.8%
Adeptus Health, Inc. Class A (d)	126,800	8,882
HCA Holdings, Inc. (a)	128,000	10,474
MEDNAX, Inc. (a)	280,000	19,930
Surgical Care Affiliates, Inc. (a)	240,000	9,118
		48,404
Health Care Technology - 0.3%
Cerner Corp. (a)	100,000	6,729
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	260,000	10,709
Pharmaceuticals - 1.7%
Actavis PLC (a)	35,000	10,738
Endo Health Solutions, Inc. (a)	160,000	13,402
Mallinckrodt PLC (a)	78,000	10,096
Prestige Brands Holdings, Inc. (a)	210,000	9,223
		43,459
TOTAL HEALTH CARE		223,824
INDUSTRIALS - 16.2%
Aerospace & Defense - 3.8%
BE Aerospace, Inc.	428,600	24,576
Meggitt PLC	1,692,826	13,156
TransDigm Group, Inc.	280,610	63,429
		101,161
Building Products - 0.9%
A.O. Smith Corp.	318,700	22,749
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	596,879	22,240
Electrical Equipment - 2.6%
AMETEK, Inc.	1,264,290	67,965
Industrial Conglomerates - 2.5%
Roper Industries, Inc.	379,920	66,471
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.6%
AGCO Corp. (d)	381,700	$ 19,383
WABCO Holdings, Inc. (a)	171,518	21,683
		41,066
Road & Rail - 1.9%
J.B. Hunt Transport Services, Inc.	589,440	49,525
Trading Companies & Distributors - 2.1%
HD Supply Holdings, Inc. (a)	1,093,700	35,491
Watsco, Inc.	160,600	20,223
		55,714
TOTAL INDUSTRIALS		426,891
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.3%
F5 Networks, Inc. (a)	143,200	17,999
Juniper Networks, Inc.	310,000	8,618
Ruckus Wireless, Inc. (a)	706,400	7,424
		34,041
Electronic Equipment & Components - 1.0%
Trimble Navigation Ltd. (a)	1,112,300	26,072
Internet Software & Services - 1.6%
Endurance International Group Holdings, Inc. (a)	416,600	8,469
HomeAway, Inc. (a)	335,000	9,403
Rackspace Hosting, Inc. (a)	602,100	24,138
Velti PLC (a)(f)	215,084	2
		42,012
IT Services - 3.7%
Alliance Data Systems Corp. (a)	75,300	22,442
Cognizant Technology Solutions Corp. Class A (a)	366,600	23,726
Maximus, Inc.	320,500	20,951
VeriFone Systems, Inc. (a)	470,000	17,940
Virtusa Corp. (a)	297,000	13,514
		98,573
Semiconductors & Semiconductor Equipment - 3.5%
Cree, Inc. (a)(d)	558,600	16,914
Cypress Semiconductor Corp.	716,500	9,838
Marvell Technology Group Ltd.	1,401,500	19,607
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Qorvo, Inc. (a)	479,925	$ 39,426
Semtech Corp. (a)	275,400	5,883
		91,668
Software - 5.3%
Autodesk, Inc. (a)	233,400	12,639
Citrix Systems, Inc. (a)	151,600	9,856
CommVault Systems, Inc. (a)	267,700	11,894
Fair Isaac Corp.	127,000	11,140
Parametric Technology Corp. (a)	568,842	23,476
Rovi Corp. (a)	555,700	9,314
Salesforce.com, Inc. (a)	103,200	7,508
SolarWinds, Inc. (a)	296,100	14,050
Solera Holdings, Inc.	290,500	14,330
Synopsys, Inc. (a)	528,300	26,357
		140,564
Technology Hardware, Storage & Peripherals - 0.7%
SanDisk Corp.	134,200	9,177
Western Digital Corp.	94,200	9,171
		18,348
TOTAL INFORMATION TECHNOLOGY		451,278
MATERIALS - 7.5%
Chemicals - 5.4%
Airgas, Inc.	312,304	31,836
CF Industries Holdings, Inc.	37,700	11,909
Ecolab, Inc.	369,479	42,361
PPG Industries, Inc.	118,800	27,192
W.R. Grace & Co. (a)	306,897	30,054
		143,352
Containers & Packaging - 1.0%
Rock-Tenn Co. Class A	419,000	27,294
Metals & Mining - 1.1%
Reliance Steel & Aluminum Co.	439,445	28,037
TOTAL MATERIALS		198,683
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc.	34,400	$ 1,081
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	35,200	1,369
Telephone & Data Systems, Inc.	63,300	1,879
		3,248
TOTAL TELECOMMUNICATION SERVICES		4,329
UTILITIES - 4.2%
Electric Utilities - 1.8%
Cleco Corp.	93,060	5,049
Hawaiian Electric Industries, Inc.	174,800	5,338
OGE Energy Corp.	492,126	15,502
PNM Resources, Inc.	592,100	15,744
Portland General Electric Co.	219,900	7,688
		49,321
Gas Utilities - 1.3%
AGL Resources, Inc.	48,200	2,428
Atmos Energy Corp.	199,440	10,774
National Fuel Gas Co.	201,311	12,934
Questar Corp.	71,000	1,612
Southwest Gas Corp.	109,500	5,963
		33,711
Independent Power and Renewable Electricity Producers - 0.7%
Black Hills Corp.	189,953	9,076
Calpine Corp. (a)	334,800	6,729
Dynegy, Inc. (a)	102,100	3,302
		19,107
Multi-Utilities - 0.4%
MDU Resources Group, Inc.	467,775	9,795
TOTAL UTILITIES		111,934
TOTAL COMMON STOCKS (Cost $2,355,200)		2,592,912
U.S. Treasury Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% 7/30/15 (e) (Cost $860)	$ 860	$ 860
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	53,037,227	53,037
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	56,637,317	56,637
TOTAL MONEY MARKET FUNDS (Cost $109,674)		109,674
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $2,465,734)		2,703,446
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(63,233)
NET ASSETS - 100%		$ 2,640,213
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
29 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2015	$ 4,417	$ (24)

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $369,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$ 323
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 36
Fidelity Securities Lending Cash Central Fund	163
Total	$ 199
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 348,579	$ 348,579	$ -	$ -
Consumer Staples	104,754	104,754	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Energy	$ 118,277	$ 118,277	$ -	$ -
Financials	604,363	591,087	13,276	-
Health Care	223,824	223,824	-	-
Industrials	426,891	426,891	-	-
Information Technology	451,278	451,276	2	-
Materials	198,683	198,683	-	-
Telecommunication Services	4,329	4,329	-	-
Utilities	111,934	111,934	-	-
U.S. Government and Government Agency Obligations	860	-	860	-
Money Market Funds	109,674	109,674	-	-
Total Investments in Securities:	$ 2,703,446	$ 2,689,308	$ 14,138	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (24)	$ (24)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (24)
Total Value of Derivatives	$ -	$ (24)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $55,028) - See accompanying schedule: Unaffiliated issuers (cost $2,356,060)	$ 2,593,772
Fidelity Central Funds (cost $109,674)	109,674
Total Investments (cost $2,465,734)		$ 2,703,446
Foreign currency held at value (cost $267)		267
Receivable for investments sold		20,200
Receivable for fund shares sold		4,918
Dividends receivable		1,497
Distributions receivable from Fidelity Central Funds		28
Prepaid expenses		1
Other receivables		43
Total assets		2,730,400

Liabilities
Payable to custodian bank	$ 231
Payable for investments purchased	29,027
Payable for fund shares redeemed	1,970
Accrued management fee	1,060
Distribution and service plan fees payable	624
Payable for daily variation margin for derivative instruments	50
Other affiliated payables	547
Other payables and accrued expenses	41
Collateral on securities loaned, at value	56,637
Total liabilities		90,187

Net Assets		$ 2,640,213
Net Assets consist of:
Paid in capital		$ 2,463,640
Distributions in excess of net investment income		(821)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(60,288)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		237,682
Net Assets		$ 2,640,213

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($657,530 ÷ 19,545.3 shares)	$ 33.64

Maximum offering price per share (100/94.25 of $33.64)	$ 35.69
Class T: Net Asset Value and redemption price per share ($785,018 ÷ 23,201.7 shares)	$ 33.83

Maximum offering price per share (100/96.50 of $33.83)	$ 35.06
Class B: Net Asset Value and offering price per share ($13,255 ÷ 426.9 shares)A	$ 31.05

Class C: Net Asset Value and offering price per share ($174,774 ÷ 5,619.9 shares)A	$ 31.10

Fidelity Stock Selector Mid Cap Fund: Net Asset Value, offering price and redemption price per share ($576,449 ÷ 16,473.6 shares)	$ 34.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($433,187 ÷ 12,353.2 shares)	$ 35.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)
Investment Income
Dividends		$ 14,807
Income from Fidelity Central Funds		199
Total income		15,006

Expenses
Management fee Basic fee	$ 7,143
Performance adjustment	(407)
Transfer agent fees	2,886
Distribution and service plan fees	3,740
Accounting and security lending fees	394
Custodian fees and expenses	30
Independent trustees' compensation	6
Registration fees	67
Audit	31
Legal	7
Miscellaneous	8
Total expenses before reductions	13,905
Expense reductions	(123)	13,782
Net investment income (loss)		1,224
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	176,986
Foreign currency transactions	26
Futures contracts	305
Total net realized gain (loss)		177,317
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,123)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(33,124)
Net gain (loss)		144,193
Net increase (decrease) in net assets resulting from operations		$ 145,417

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,224	$ 3,875
Net realized gain (loss)	177,317	302,104
Change in net unrealized appreciation (depreciation)	(33,124)	(34,271)
Net increase (decrease) in net assets resulting from operations	145,417	271,708
Distributions to shareholders from net investment income	(2,753)	(1,252)
Share transactions - net increase (decrease)	(59,644)	147,034
Total increase (decrease) in net assets	83,020	417,490

Net Assets
Beginning of period	2,557,193	2,139,703
End of period (including distributions in excess of net investment income of $821 and undistributed net investment income of $708, respectively)	$ 2,640,213	$ 2,557,193

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 31.80	$ 28.37	$ 22.16	$ 19.15	$ 19.22	$ 15.75
Income from Investment Operations
Net investment income (loss) E	.02	.08	.10	.09	.08H	(.02)
Net realized and unrealized gain (loss)	1.82	3.36	6.29	3.02	(.15)	3.55
Total from investment operations	1.84	3.44	6.39	3.11	(.07)	3.53
Distributions from net investment income	-	(.01)	(.14)	(.10)	-	(.03) I
Distributions from net realized gain	-	-	(.04)	-	-	(.03) I
Total distributions	-	(.01)	(.18)	(.10)	-	(.06)
Net asset value, end of period	$ 33.64	$ 31.80	$ 28.37	$ 22.16	$ 19.15	$ 19.22
Total ReturnB, C, D	5.79%	12.11%	29.07%	16.32%	(.36)%	22.48%
Ratios to Average Net Assets F, J
Expenses before reductions	1.01%A	1.05%	.95%	.94%	.92%	.86%
Expenses net of fee waivers, if any	1.01%A	1.05%	.95%	.94%	.92%	.86%
Expenses net of all reductions	1.00%A	1.05%	.92%	.94%	.91%	.84%
Net investment income (loss)	.15%A	.26%	.39%	.41%	.39%H	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$ 658	$ 652	$ 692	$ 593	$ 644	$ 945
Portfolio turnover rateG	97%A	89%	79%K	72%	198%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 32.02	$ 28.63	$ 22.36	$ 19.30	$ 19.41	$ 15.89
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.04	.05	.04H	(.05)
Net realized and unrealized gain (loss)	1.82	3.38	6.36	3.05	(.15)	3.59
Total from investment operations	1.81	3.39	6.40	3.10	(.11)	3.54
Distributions from net investment income	-	-	(.09)	(.04)	-	-
Distributions from net realized gain	-	-	(.04)	-	-	(.02) I
Total distributions	-	-	(.13)	(.04)	-	(.02)
Net asset value, end of period	$ 33.83	$ 32.02	$ 28.63	$ 22.36	$ 19.30	$ 19.41
Total ReturnB, C, D	5.65%	11.84%	28.80%	16.12%	(.57)%	22.31%
Ratios to Average Net Assets F, J
Expenses before reductions	1.25%A	1.28%	1.16%	1.14%	1.11%	1.03%
Expenses net of fee waivers, if any	1.25%A	1.28%	1.16%	1.14%	1.11%	1.03%
Expenses net of all reductions	1.24%A	1.27%	1.13%	1.13%	1.10%	1.01%
Net investment income (loss)	(.09)%A	.03%	.17%	.22%	.20%H	(.30)%
Supplemental Data
Net assets, end of period (in millions)	$ 785	$ 794	$ 817	$ 755	$ 871	$ 1,282
Portfolio turnover rateG	97%A	89%	79%K	72%	198%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.47	$ 26.51	$ 20.71	$ 17.94	$ 18.15	$ 14.93
Income from Investment Operations
Net investment income (loss) E	(.11)	(.16)	(.10)	(.07)	(.07)H	(.15)
Net realized and unrealized gain (loss)	1.69	3.12	5.90	2.84	(.14)	3.37
Total from investment operations	1.58	2.96	5.80	2.77	(.21)	3.22
Distributions from net investment income	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	-	-
Total distributions	-	-	-	-	-	-
Net asset value, end of period	$ 31.05	$ 29.47	$ 26.51	$ 20.71	$ 17.94	$ 18.15
Total ReturnB, C, D	5.36%	11.17%	28.01%	15.44%	(1.16)%	21.57%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86%A	1.89%	1.76%	1.73%	1.71%	1.63%
Expenses net of fee waivers, if any	1.86%A	1.89%	1.76%	1.73%	1.71%	1.63%
Expenses net of all reductions	1.85%A	1.88%	1.74%	1.73%	1.70%	1.61%
Net investment income (loss)	(.70)%A	(.58)%	(.43)%	(.38)%	(.40)%H	(.90)%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 16	$ 21	$ 22	$ 28	$ 75
Portfolio turnover rateG	97% A	89%	79%J	72%	198%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.51	$ 26.52	$ 20.73	$ 17.95	$ 18.15	$ 14.93
Income from Investment Operations
Net investment income (loss) E	(.09)	(.14)	(.09)	(.06)	(.07)H	(.14)
Net realized and unrealized gain (loss)	1.68	3.13	5.91	2.84	(.13)	3.36
Total from investment operations	1.59	2.99	5.82	2.78	(.20)	3.22
Distributions from net investment income	-	-	(.02)	-	-	-
Distributions from net realized gain	-	-	(.01)	-	-	-
Total distributions	-	-	(.03)	-	-	-
Net asset value, end of period	$ 31.10	$ 29.51	$ 26.52	$ 20.73	$ 17.95	$ 18.15
Total ReturnB, C, D	5.39%	11.27%	28.09%	15.49%	(1.10)%	21.57%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77%A	1.80%	1.69%	1.68%	1.66%	1.60%
Expenses net of fee waivers, if any	1.77%A	1.80%	1.69%	1.68%	1.66%	1.60%
Expenses net of all reductions	1.76%A	1.80%	1.67%	1.68%	1.65%	1.58%
Net investment income (loss)	(.61)%	(.49)%	(.36)%	(.33)%	(.35)%H	(.86)%
Supplemental Data
Net assets, end of period (in millions)	$ 175	$ 172	$ 172	$ 141	$ 150	$ 189
Portfolio turnover rateG	97% A	89%	79% J	72%	198%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Stock Selector Mid Cap Fund

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 33.14	$ 29.56	$ 23.14	$ 21.20
Income from Investment Operations
Net investment income (loss) D	.07	.16	.17	.09
Net realized and unrealized gain (loss)	1.88	3.49	6.54	1.85
Total from investment operations	1.95	3.65	6.71	1.94
Distributions from net investment income	(.10)	(.07)	(.25)	-
Distributions from net realized gain	-	-	(.04)	-
Total distributions	(.10)	(.07)	(.29)	-
Net asset value, end of period	$ 34.99	$ 33.14	$ 29.56	$ 23.14
Total ReturnB, C	5.90%	12.38%	29.36%	9.15%
Ratios to Average Net Assets E, H
Expenses before reductions	.78%A	.81%	.71%	.59%A
Expenses net of fee waivers, if any	.78%A	.81%	.71%	.59%A
Expenses net of all reductions	.77%A	.81%	.69%	.58%A
Net investment income (loss)	.38%A	.50%	.62%	.86%A
Supplemental Data
Net assets, end of period (in millions)	$ 576	$ 553	$ 225	$ 1
Portfolio turnover rateF	97% A	89%	79% I	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 6, 2012 (commencement of sale of shares) to November 30, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.22	$ 29.64	$ 23.14	$ 20.01	$ 20.02	$ 16.40
Income from Investment Operations
Net investment income (loss) D	.05	.16	.18	.15	.14G	.04
Net realized and unrealized gain (loss)	1.90	3.50	6.56	3.15	(.15)	3.69
Total from investment operations	1.95	3.66	6.74	3.30	(.01)	3.73
Distributions from net investment income	(.10)	(.08)	(.20)	(.17)	-	(.08)H
Distributions from net realized gain	-	-	(.04)	-	-	(.03)H
Total distributions	(.10)	(.08)	(.24)	(.17)	-	(.11)
Net asset value, end of period	$ 35.07	$ 33.22	$ 29.64	$ 23.14	$ 20.01	$ 20.02
Total ReturnB, C	5.87%	12.39%	29.44%	16.66%	(.05)%	22.86%
Ratios to Average Net Assets E, I
Expenses before reductions	.87%A	.80%	.67%	.65%	.62%	.54%
Expenses net of fee waivers, if any	.87%A	.80%	.67%	.65%	.62%	.54%
Expenses net of all reductions	.86%A	.80%	.65%	.64%	.61%	.52%
Net investment income (loss)	.29%A	.51%	.66%	.71%	.69%G	.20%
Supplemental Data
Net assets, end of period (in millions)	$ 433	$ 371	$ 214	$ 172	$ 234	$ 354
Portfolio turnover rateF	97%A	89%	79%J	72%	198%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Stock Selector Mid Cap Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 347,830
Gross unrealized depreciation	(111,078)
Net unrealized appreciation (depreciation) on securities	$ 236,752

Tax cost	$ 2,466,694

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2015	$ (935)
2016	(89,710)
2017	(148,171)
Total capital loss carryforward	$ (238,816)

The Fund acquired $1,185 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $935 per year.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $305 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,233,812 and $1,291,195, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 821	$ 11
Class T	.25%	.25%	1,977	27
Class B	.75%	.25%	74	56
Class C	.75%	.25%	868	23
			$ 3,740	$ 117

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21
Class T	11
Class B*	2
Class C*	2
$ 36

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 675.21
Class T	752.19
Class B	22.30
Class C	181.21
Fidelity Stock Selector Mid Cap Fund	629.22
Institutional Class	627.31
	$ 2,886

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $163, including $6 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $123 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Fidelity Stock Selector Mid Cap Fund expenses during the period in the amount of four hundred and one dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ -	$ 146
Fidelity Stock Selector Mid Cap Fund	1,666	530
Institutional Class	1,087	576
Total	$ 2,753	$ 1,252

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	785	1,462	$ 25,751	$ 44,155
Reinvestment of distributions	-	5	-	134
Shares redeemed	(1,742)	(5,341)	(57,044)	(162,259)
Net increase (decrease)	(957)	(3,874)	$ (31,293)	$ (117,970)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class T
Shares sold	1,005	1,902	$ 33,216	$ 57,696
Reinvestment of distributions	-	-	-	-
Shares redeemed	(2,593)	(5,637)	(85,585)	(170,461)
Net increase (decrease)	(1,588)	(3,735)	$ (52,369)	$ (112,765)
Class B
Shares sold	1	3	$ 16	$ 76
Reinvestment of distributions	-	-	-	-
Shares redeemed	(116)	(244)	(3,530)	(6,801)
Net increase (decrease)	(115)	(241)	$ (3,514)	$ (6,725)
Class C
Shares sold	149	175	$ 4,581	$ 4,902
Reinvestment of distributions	-	-	-	-
Shares redeemed	(356)	(833)	(10,812)	(23,364)
Net increase (decrease)	(207)	(658)	$ (6,231)	$ (18,462)
Fidelity Stock Selector Mid Cap Fund
Shares sold	511	10,810	$ 17,514	$ 334,414
Reinvestment of distributions	49	18	1,651	518
Shares redeemed	(772)	(1,745)	(26,497)	(54,485)
Net increase (decrease)	(212)	9,083	$ (7,332)	$ 280,447
Institutional Class
Shares sold	2,098	5,585	$ 71,758	$ 173,899
Reinvestment of distributions	30	17	1,015	502
Shares redeemed	(932)	(1,659)	(31,678)	(51,892)
Net increase (decrease)	1,196	3,943	$ 41,095	$ 122,509

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Small-Mid Cap Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

MCI-USAN-0715
1.786800.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity®
Stock Selector Mid Cap

Fund

(A class of Fidelity Advisor® Stock Selector Mid Cap Fund)

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	1.01%
Actual		$ 1,000.00	$ 1,057.90	$ 5.18
HypotheticalA		$ 1,000.00	$ 1,019.90	$ 5.09
Class T	1.25%
Actual		$ 1,000.00	$ 1,056.50	$ 6.41
HypotheticalA		$ 1,000.00	$ 1,018.70	$ 6.29
Class B	1.86%
Actual		$ 1,000.00	$ 1,053.60	$ 9.52
HypotheticalA		$ 1,000.00	$ 1,015.66	$ 9.35
Class C	1.77%
Actual		$ 1,000.00	$ 1,053.90	$ 9.06
HypotheticalA		$ 1,000.00	$ 1,016.11	$ 8.90
Fidelity Stock Selector Mid Cap Fund	.78%
Actual		$ 1,000.00	$ 1,059.00	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,021.04	$ 3.93
Institutional Class	.87%
Actual		$ 1,000.00	$ 1,058.70	$ 4.47
HypotheticalA		$ 1,000.00	$ 1,020.59	$ 4.38

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
AMETEK, Inc.	2.6	1.5
Roper Industries, Inc.	2.5	1.5
TransDigm Group, Inc.	2.4	0.8
J.B. Hunt Transport Services, Inc.	1.9	1.9
Ecolab, Inc.	1.6	1.0
Qorvo, Inc.	1.5	0.9
Jarden Corp.	1.5	1.3
AMC Networks, Inc. Class A	1.4	0.0
HD Supply Holdings, Inc.	1.3	0.8
Capital One Financial Corp.	1.3	1.2
	18.0
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.9	22.8
Information Technology	17.1	17.6
Industrials	16.2	16.4
Consumer Discretionary	13.2	13.2
Health Care	8.5	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks and Equity Futures 98.4%		Stocks and Equity Futures 98.3%
	Short-Term Investments and Net Other Assets (Liabilities) 1.6%		Short-Term Investments and Net Other Assets (Liabilities) 1.7%
* Foreign investments	6.2%	** Foreign investments	7.1%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.7%
Dorman Products, Inc. (a)(d)	163,000	$ 7,606
Tenneco, Inc. (a)	190,500	11,186
		18,792
Automobiles - 0.7%
Harley-Davidson, Inc.	337,800	18,069
Diversified Consumer Services - 1.3%
ServiceMaster Global Holdings, Inc.	1,011,600	33,980
Household Durables - 3.1%
Jarden Corp. (a)	739,672	39,247
NVR, Inc. (a)	17,400	23,674
Tupperware Brands Corp.	263,980	17,354
		80,275
Internet & Catalog Retail - 1.2%
HSN, Inc.	144,700	9,711
Liberty Interactive Corp. Series A (a)	792,410	22,164
		31,875
Media - 4.4%
AMC Networks, Inc. Class A (a)	462,000	36,309
Discovery Communications, Inc. Class A (a)(d)	600,800	20,391
Liberty Broadband Corp. Class A (a)	306,581	16,528
Liberty Media Corp. Class A (a)	449,700	17,230
Starz Series A (a)	281,900	11,829
The Madison Square Garden Co. Class A (a)	175,000	14,950
		117,237
Multiline Retail - 0.4%
Dollar General Corp.	149,440	10,848
Specialty Retail - 1.4%
Bed Bath & Beyond, Inc. (a)	296,800	21,168
GameStop Corp. Class A (d)	376,300	16,335
		37,503
TOTAL CONSUMER DISCRETIONARY		348,579
CONSUMER STAPLES - 4.0%
Beverages - 0.7%
Coca-Cola Enterprises, Inc.	214,300	9,478
Dr. Pepper Snapple Group, Inc.	77,900	5,970
Molson Coors Brewing Co. Class B	54,500	3,999
		19,447
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 1.1%
Campbell Soup Co.	158,900	$ 7,681
Mead Johnson Nutrition Co. Class A	41,200	4,009
Pinnacle Foods, Inc.	100,800	4,249
The J.M. Smucker Co.	58,303	6,912
Tyson Foods, Inc. Class A	116,500	4,945
		27,796
Household Products - 1.9%
Church & Dwight Co., Inc.	291,200	24,452
Energizer Holdings, Inc.	176,300	24,980
		49,432
Tobacco - 0.3%
Universal Corp.	156,900	8,079
TOTAL CONSUMER STAPLES		104,754
ENERGY - 4.5%
Energy Equipment & Services - 1.3%
Bristow Group, Inc.	185,000	10,730
Dril-Quip, Inc. (a)	169,100	12,781
Helmerich & Payne, Inc. (d)	162,080	11,830
		35,341
Oil, Gas & Consumable Fuels - 3.2%
Cabot Oil & Gas Corp.	348,100	11,821
Cimarex Energy Co.	79,100	9,137
Energen Corp.	223,700	15,480
Enviva Partners LP	114,600	2,333
Genesis Energy LP	232,000	11,282
HollyFrontier Corp.	153,400	6,389
Marathon Petroleum Corp.	100,900	10,439
Stone Energy Corp. (a)	506,400	6,877
Whiting Petroleum Corp. (a)	278,200	9,178
		82,936
TOTAL ENERGY		118,277
FINANCIALS - 22.9%
Banks - 2.4%
Aldermore Group PLC	1,177,100	4,813
Huntington Bancshares, Inc.	1,380,978	15,370
Prosperity Bancshares, Inc.	237,400	12,718
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Shawbrook Group Ltd.	988,900	$ 5,747
Synovus Financial Corp.	563,727	16,359
The Jammu & Kashmir Bank Ltd.	2,612,786	4,410
Virgin Money Holdings Uk PLC (a)	485,200	3,226
		62,643
Capital Markets - 4.8%
Artisan Partners Asset Management, Inc.	456,500	20,136
Fortress Investment Group LLC	1,860,200	14,565
Interactive Brokers Group, Inc.	728,867	26,021
KCG Holdings, Inc. Class A (a)	600,000	8,094
Lazard Ltd. Class A	67,400	3,745
MLP AG	1,566,600	7,154
Moelis & Co. Class A	324,000	9,351
Oaktree Capital Group LLC Class A	102,900	5,636
Och-Ziff Capital Management Group LLC Class A	479,100	6,008
Raymond James Financial, Inc.	269,100	15,640
Virtus Investment Partners, Inc.	33,000	4,106
Vontobel Holdings AG	95,000	4,346
WisdomTree Investments, Inc. (d)	131,000	2,798
		127,600
Consumer Finance - 3.8%
ACOM Co. Ltd. (a)(d)	4,157,000	13,276
Capital One Financial Corp.	423,900	35,421
Enova International, Inc. (a)	219,167	4,274
Navient Corp.	300,316	5,787
SLM Corp. (a)	1,405,916	14,425
Springleaf Holdings, Inc. (a)	585,380	27,817
		101,000
Diversified Financial Services - 0.2%
Alexander Forbes Group Holding (a)	5,274,128	3,987
Insurance - 2.7%
AmTrust Financial Services, Inc.	185,000	11,133
Arthur J. Gallagher & Co.	655,000	31,735
Direct Line Insurance Group PLC	3,391,591	17,479
Fairfax Financial Holdings Ltd. (sub. vtg.)	24,300	12,240
		72,587
Real Estate Investment Trusts - 8.5%
Alexandria Real Estate Equities, Inc.	216,275	20,055
Altisource Residential Corp. Class B	412,021	7,383
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Campus Communities, Inc.	374,000	$ 14,590
Camden Property Trust (SBI)	233,000	17,470
Corrections Corp. of America	119,000	4,184
Cousins Properties, Inc.	621,200	5,995
DCT Industrial Trust, Inc.	175,549	5,742
Duke Realty LP	378,600	7,405
Essex Property Trust, Inc.	39,600	8,816
Extra Space Storage, Inc.	160,200	11,219
FelCor Lodging Trust, Inc.	1,107,700	11,897
Gramercy Property Trust, Inc.	265,075	7,054
Lamar Advertising Co. Class A	201,600	12,221
Liberty Property Trust (SBI)	245,500	8,578
Potlatch Corp.	19,700	715
Ramco-Gershenson Properties Trust (SBI)	804,800	13,859
Redwood Trust, Inc.	315,900	5,089
Sabra Health Care REIT, Inc.	543,000	14,390
SL Green Realty Corp.	73,565	8,729
Taubman Centers, Inc.	123,300	9,128
Urban Edge Properties	825,700	17,835
Weyerhaeuser Co.	180,200	5,867
WP Glimcher, Inc.	385,600	5,425
		223,646
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	285,500	10,918
Thrifts & Mortgage Finance - 0.1%
Ocwen Financial Corp. (a)(d)	195,063	1,982
TOTAL FINANCIALS		604,363
HEALTH CARE - 8.5%
Biotechnology - 1.3%
AMAG Pharmaceuticals, Inc. (a)	160,000	11,133
Puma Biotechnology, Inc. (a)	46,000	8,991
Vertex Pharmaceuticals, Inc. (a)	112,000	14,368
		34,492
Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp. (a)	1,500,000	27,405
CONMED Corp.	22,685	1,260
The Cooper Companies, Inc.	140,000	25,448
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Tornier NV (a)	460,000	$ 12,227
Zimmer Holdings, Inc.	120,000	13,691
		80,031
Health Care Providers & Services - 1.8%
Adeptus Health, Inc. Class A (d)	126,800	8,882
HCA Holdings, Inc. (a)	128,000	10,474
MEDNAX, Inc. (a)	280,000	19,930
Surgical Care Affiliates, Inc. (a)	240,000	9,118
		48,404
Health Care Technology - 0.3%
Cerner Corp. (a)	100,000	6,729
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	260,000	10,709
Pharmaceuticals - 1.7%
Actavis PLC (a)	35,000	10,738
Endo Health Solutions, Inc. (a)	160,000	13,402
Mallinckrodt PLC (a)	78,000	10,096
Prestige Brands Holdings, Inc. (a)	210,000	9,223
		43,459
TOTAL HEALTH CARE		223,824
INDUSTRIALS - 16.2%
Aerospace & Defense - 3.8%
BE Aerospace, Inc.	428,600	24,576
Meggitt PLC	1,692,826	13,156
TransDigm Group, Inc.	280,610	63,429
		101,161
Building Products - 0.9%
A.O. Smith Corp.	318,700	22,749
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	596,879	22,240
Electrical Equipment - 2.6%
AMETEK, Inc.	1,264,290	67,965
Industrial Conglomerates - 2.5%
Roper Industries, Inc.	379,920	66,471
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.6%
AGCO Corp. (d)	381,700	$ 19,383
WABCO Holdings, Inc. (a)	171,518	21,683
		41,066
Road & Rail - 1.9%
J.B. Hunt Transport Services, Inc.	589,440	49,525
Trading Companies & Distributors - 2.1%
HD Supply Holdings, Inc. (a)	1,093,700	35,491
Watsco, Inc.	160,600	20,223
		55,714
TOTAL INDUSTRIALS		426,891
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.3%
F5 Networks, Inc. (a)	143,200	17,999
Juniper Networks, Inc.	310,000	8,618
Ruckus Wireless, Inc. (a)	706,400	7,424
		34,041
Electronic Equipment & Components - 1.0%
Trimble Navigation Ltd. (a)	1,112,300	26,072
Internet Software & Services - 1.6%
Endurance International Group Holdings, Inc. (a)	416,600	8,469
HomeAway, Inc. (a)	335,000	9,403
Rackspace Hosting, Inc. (a)	602,100	24,138
Velti PLC (a)(f)	215,084	2
		42,012
IT Services - 3.7%
Alliance Data Systems Corp. (a)	75,300	22,442
Cognizant Technology Solutions Corp. Class A (a)	366,600	23,726
Maximus, Inc.	320,500	20,951
VeriFone Systems, Inc. (a)	470,000	17,940
Virtusa Corp. (a)	297,000	13,514
		98,573
Semiconductors & Semiconductor Equipment - 3.5%
Cree, Inc. (a)(d)	558,600	16,914
Cypress Semiconductor Corp.	716,500	9,838
Marvell Technology Group Ltd.	1,401,500	19,607
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Qorvo, Inc. (a)	479,925	$ 39,426
Semtech Corp. (a)	275,400	5,883
		91,668
Software - 5.3%
Autodesk, Inc. (a)	233,400	12,639
Citrix Systems, Inc. (a)	151,600	9,856
CommVault Systems, Inc. (a)	267,700	11,894
Fair Isaac Corp.	127,000	11,140
Parametric Technology Corp. (a)	568,842	23,476
Rovi Corp. (a)	555,700	9,314
Salesforce.com, Inc. (a)	103,200	7,508
SolarWinds, Inc. (a)	296,100	14,050
Solera Holdings, Inc.	290,500	14,330
Synopsys, Inc. (a)	528,300	26,357
		140,564
Technology Hardware, Storage & Peripherals - 0.7%
SanDisk Corp.	134,200	9,177
Western Digital Corp.	94,200	9,171
		18,348
TOTAL INFORMATION TECHNOLOGY		451,278
MATERIALS - 7.5%
Chemicals - 5.4%
Airgas, Inc.	312,304	31,836
CF Industries Holdings, Inc.	37,700	11,909
Ecolab, Inc.	369,479	42,361
PPG Industries, Inc.	118,800	27,192
W.R. Grace & Co. (a)	306,897	30,054
		143,352
Containers & Packaging - 1.0%
Rock-Tenn Co. Class A	419,000	27,294
Metals & Mining - 1.1%
Reliance Steel & Aluminum Co.	439,445	28,037
TOTAL MATERIALS		198,683
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc.	34,400	$ 1,081
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	35,200	1,369
Telephone & Data Systems, Inc.	63,300	1,879
		3,248
TOTAL TELECOMMUNICATION SERVICES		4,329
UTILITIES - 4.2%
Electric Utilities - 1.8%
Cleco Corp.	93,060	5,049
Hawaiian Electric Industries, Inc.	174,800	5,338
OGE Energy Corp.	492,126	15,502
PNM Resources, Inc.	592,100	15,744
Portland General Electric Co.	219,900	7,688
		49,321
Gas Utilities - 1.3%
AGL Resources, Inc.	48,200	2,428
Atmos Energy Corp.	199,440	10,774
National Fuel Gas Co.	201,311	12,934
Questar Corp.	71,000	1,612
Southwest Gas Corp.	109,500	5,963
		33,711
Independent Power and Renewable Electricity Producers - 0.7%
Black Hills Corp.	189,953	9,076
Calpine Corp. (a)	334,800	6,729
Dynegy, Inc. (a)	102,100	3,302
		19,107
Multi-Utilities - 0.4%
MDU Resources Group, Inc.	467,775	9,795
TOTAL UTILITIES		111,934
TOTAL COMMON STOCKS (Cost $2,355,200)		2,592,912
U.S. Treasury Obligations - 0.0%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% 7/30/15 (e) (Cost $860)	$ 860	$ 860
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	53,037,227	53,037
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	56,637,317	56,637
TOTAL MONEY MARKET FUNDS (Cost $109,674)		109,674
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $2,465,734)		2,703,446
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(63,233)
NET ASSETS - 100%		$ 2,640,213
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
29 CME E-mini S&P MidCap 400 Index Contracts (United States)	June 2015	$ 4,417	$ (24)

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $369,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$ 323
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 36
Fidelity Securities Lending Cash Central Fund	163
Total	$ 199
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 348,579	$ 348,579	$ -	$ -
Consumer Staples	104,754	104,754	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Energy	$ 118,277	$ 118,277	$ -	$ -
Financials	604,363	591,087	13,276	-
Health Care	223,824	223,824	-	-
Industrials	426,891	426,891	-	-
Information Technology	451,278	451,276	2	-
Materials	198,683	198,683	-	-
Telecommunication Services	4,329	4,329	-	-
Utilities	111,934	111,934	-	-
U.S. Government and Government Agency Obligations	860	-	860	-
Money Market Funds	109,674	109,674	-	-
Total Investments in Securities:	$ 2,703,446	$ 2,689,308	$ 14,138	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (24)	$ (24)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (24)
Total Value of Derivatives	$ -	$ (24)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $55,028) - See accompanying schedule: Unaffiliated issuers (cost $2,356,060)	$ 2,593,772
Fidelity Central Funds (cost $109,674)	109,674
Total Investments (cost $2,465,734)		$ 2,703,446
Foreign currency held at value (cost $267)		267
Receivable for investments sold		20,200
Receivable for fund shares sold		4,918
Dividends receivable		1,497
Distributions receivable from Fidelity Central Funds		28
Prepaid expenses		1
Other receivables		43
Total assets		2,730,400

Liabilities
Payable to custodian bank	$ 231
Payable for investments purchased	29,027
Payable for fund shares redeemed	1,970
Accrued management fee	1,060
Distribution and service plan fees payable	624
Payable for daily variation margin for derivative instruments	50
Other affiliated payables	547
Other payables and accrued expenses	41
Collateral on securities loaned, at value	56,637
Total liabilities		90,187

Net Assets		$ 2,640,213
Net Assets consist of:
Paid in capital		$ 2,463,640
Distributions in excess of net investment income		(821)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(60,288)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		237,682
Net Assets		$ 2,640,213

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($657,530 ÷ 19,545.3 shares)	$ 33.64

Maximum offering price per share (100/94.25 of $33.64)	$ 35.69
Class T: Net Asset Value and redemption price per share ($785,018 ÷ 23,201.7 shares)	$ 33.83

Maximum offering price per share (100/96.50 of $33.83)	$ 35.06
Class B: Net Asset Value and offering price per share ($13,255 ÷ 426.9 shares)A	$ 31.05

Class C: Net Asset Value and offering price per share ($174,774 ÷ 5,619.9 shares)A	$ 31.10

Fidelity Stock Selector Mid Cap Fund: Net Asset Value, offering price and redemption price per share ($576,449 ÷ 16,473.6 shares)	$ 34.99

Institutional Class: Net Asset Value, offering price and redemption price per share ($433,187 ÷ 12,353.2 shares)	$ 35.07

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)
Investment Income
Dividends		$ 14,807
Income from Fidelity Central Funds		199
Total income		15,006

Expenses
Management fee Basic fee	$ 7,143
Performance adjustment	(407)
Transfer agent fees	2,886
Distribution and service plan fees	3,740
Accounting and security lending fees	394
Custodian fees and expenses	30
Independent trustees' compensation	6
Registration fees	67
Audit	31
Legal	7
Miscellaneous	8
Total expenses before reductions	13,905
Expense reductions	(123)	13,782
Net investment income (loss)		1,224
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	176,986
Foreign currency transactions	26
Futures contracts	305
Total net realized gain (loss)		177,317
Change in net unrealized appreciation (depreciation) on: Investment securities	(33,123)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(33,124)
Net gain (loss)		144,193
Net increase (decrease) in net assets resulting from operations		$ 145,417

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,224	$ 3,875
Net realized gain (loss)	177,317	302,104
Change in net unrealized appreciation (depreciation)	(33,124)	(34,271)
Net increase (decrease) in net assets resulting from operations	145,417	271,708
Distributions to shareholders from net investment income	(2,753)	(1,252)
Share transactions - net increase (decrease)	(59,644)	147,034
Total increase (decrease) in net assets	83,020	417,490

Net Assets
Beginning of period	2,557,193	2,139,703
End of period (including distributions in excess of net investment income of $821 and undistributed net investment income of $708, respectively)	$ 2,640,213	$ 2,557,193

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 31.80	$ 28.37	$ 22.16	$ 19.15	$ 19.22	$ 15.75
Income from Investment Operations
Net investment income (loss) E	.02	.08	.10	.09	.08H	(.02)
Net realized and unrealized gain (loss)	1.82	3.36	6.29	3.02	(.15)	3.55
Total from investment operations	1.84	3.44	6.39	3.11	(.07)	3.53
Distributions from net investment income	-	(.01)	(.14)	(.10)	-	(.03) I
Distributions from net realized gain	-	-	(.04)	-	-	(.03) I
Total distributions	-	(.01)	(.18)	(.10)	-	(.06)
Net asset value, end of period	$ 33.64	$ 31.80	$ 28.37	$ 22.16	$ 19.15	$ 19.22
Total ReturnB, C, D	5.79%	12.11%	29.07%	16.32%	(.36)%	22.48%
Ratios to Average Net Assets F, J
Expenses before reductions	1.01%A	1.05%	.95%	.94%	.92%	.86%
Expenses net of fee waivers, if any	1.01%A	1.05%	.95%	.94%	.92%	.86%
Expenses net of all reductions	1.00%A	1.05%	.92%	.94%	.91%	.84%
Net investment income (loss)	.15%A	.26%	.39%	.41%	.39%H	(.12)%
Supplemental Data
Net assets, end of period (in millions)	$ 658	$ 652	$ 692	$ 593	$ 644	$ 945
Portfolio turnover rateG	97%A	89%	79%K	72%	198%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 32.02	$ 28.63	$ 22.36	$ 19.30	$ 19.41	$ 15.89
Income from Investment Operations
Net investment income (loss) E	(.01)	.01	.04	.05	.04H	(.05)
Net realized and unrealized gain (loss)	1.82	3.38	6.36	3.05	(.15)	3.59
Total from investment operations	1.81	3.39	6.40	3.10	(.11)	3.54
Distributions from net investment income	-	-	(.09)	(.04)	-	-
Distributions from net realized gain	-	-	(.04)	-	-	(.02) I
Total distributions	-	-	(.13)	(.04)	-	(.02)
Net asset value, end of period	$ 33.83	$ 32.02	$ 28.63	$ 22.36	$ 19.30	$ 19.41
Total ReturnB, C, D	5.65%	11.84%	28.80%	16.12%	(.57)%	22.31%
Ratios to Average Net Assets F, J
Expenses before reductions	1.25%A	1.28%	1.16%	1.14%	1.11%	1.03%
Expenses net of fee waivers, if any	1.25%A	1.28%	1.16%	1.14%	1.11%	1.03%
Expenses net of all reductions	1.24%A	1.27%	1.13%	1.13%	1.10%	1.01%
Net investment income (loss)	(.09)%A	.03%	.17%	.22%	.20%H	(.30)%
Supplemental Data
Net assets, end of period (in millions)	$ 785	$ 794	$ 817	$ 755	$ 871	$ 1,282
Portfolio turnover rateG	97%A	89%	79%K	72%	198%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.07)%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.47	$ 26.51	$ 20.71	$ 17.94	$ 18.15	$ 14.93
Income from Investment Operations
Net investment income (loss) E	(.11)	(.16)	(.10)	(.07)	(.07)H	(.15)
Net realized and unrealized gain (loss)	1.69	3.12	5.90	2.84	(.14)	3.37
Total from investment operations	1.58	2.96	5.80	2.77	(.21)	3.22
Distributions from net investment income	-	-	-	-	-	-
Distributions from net realized gain	-	-	-	-	-	-
Total distributions	-	-	-	-	-	-
Net asset value, end of period	$ 31.05	$ 29.47	$ 26.51	$ 20.71	$ 17.94	$ 18.15
Total ReturnB, C, D	5.36%	11.17%	28.01%	15.44%	(1.16)%	21.57%
Ratios to Average Net Assets F, I
Expenses before reductions	1.86%A	1.89%	1.76%	1.73%	1.71%	1.63%
Expenses net of fee waivers, if any	1.86%A	1.89%	1.76%	1.73%	1.71%	1.63%
Expenses net of all reductions	1.85%A	1.88%	1.74%	1.73%	1.70%	1.61%
Net investment income (loss)	(.70)%A	(.58)%	(.43)%	(.38)%	(.40)%H	(.90)%
Supplemental Data
Net assets, end of period (in millions)	$ 13	$ 16	$ 21	$ 22	$ 28	$ 75
Portfolio turnover rateG	97% A	89%	79%J	72%	198%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.67)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 29.51	$ 26.52	$ 20.73	$ 17.95	$ 18.15	$ 14.93
Income from Investment Operations
Net investment income (loss) E	(.09)	(.14)	(.09)	(.06)	(.07)H	(.14)
Net realized and unrealized gain (loss)	1.68	3.13	5.91	2.84	(.13)	3.36
Total from investment operations	1.59	2.99	5.82	2.78	(.20)	3.22
Distributions from net investment income	-	-	(.02)	-	-	-
Distributions from net realized gain	-	-	(.01)	-	-	-
Total distributions	-	-	(.03)	-	-	-
Net asset value, end of period	$ 31.10	$ 29.51	$ 26.52	$ 20.73	$ 17.95	$ 18.15
Total ReturnB, C, D	5.39%	11.27%	28.09%	15.49%	(1.10)%	21.57%
Ratios to Average Net Assets F, I
Expenses before reductions	1.77%A	1.80%	1.69%	1.68%	1.66%	1.60%
Expenses net of fee waivers, if any	1.77%A	1.80%	1.69%	1.68%	1.66%	1.60%
Expenses net of all reductions	1.76%A	1.80%	1.67%	1.68%	1.65%	1.58%
Net investment income (loss)	(.61)%	(.49)%	(.36)%	(.33)%	(.35)%H	(.86)%
Supplemental Data
Net assets, end of period (in millions)	$ 175	$ 172	$ 172	$ 141	$ 150	$ 189
Portfolio turnover rateG	97% A	89%	79% J	72%	198%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Fidelity Stock Selector Mid Cap Fund

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012G
Selected Per-Share Data
Net asset value, beginning of period	$ 33.14	$ 29.56	$ 23.14	$ 21.20
Income from Investment Operations
Net investment income (loss) D	.07	.16	.17	.09
Net realized and unrealized gain (loss)	1.88	3.49	6.54	1.85
Total from investment operations	1.95	3.65	6.71	1.94
Distributions from net investment income	(.10)	(.07)	(.25)	-
Distributions from net realized gain	-	-	(.04)	-
Total distributions	(.10)	(.07)	(.29)	-
Net asset value, end of period	$ 34.99	$ 33.14	$ 29.56	$ 23.14
Total ReturnB, C	5.90%	12.38%	29.36%	9.15%
Ratios to Average Net Assets E, H
Expenses before reductions	.78%A	.81%	.71%	.59%A
Expenses net of fee waivers, if any	.78%A	.81%	.71%	.59%A
Expenses net of all reductions	.77%A	.81%	.69%	.58%A
Net investment income (loss)	.38%A	.50%	.62%	.86%A
Supplemental Data
Net assets, end of period (in millions)	$ 576	$ 553	$ 225	$ 1
Portfolio turnover rateF	97% A	89%	79% I	72%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period June 6, 2012 (commencement of sale of shares) to November 30, 2012. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 33.22	$ 29.64	$ 23.14	$ 20.01	$ 20.02	$ 16.40
Income from Investment Operations
Net investment income (loss) D	.05	.16	.18	.15	.14G	.04
Net realized and unrealized gain (loss)	1.90	3.50	6.56	3.15	(.15)	3.69
Total from investment operations	1.95	3.66	6.74	3.30	(.01)	3.73
Distributions from net investment income	(.10)	(.08)	(.20)	(.17)	-	(.08)H
Distributions from net realized gain	-	-	(.04)	-	-	(.03)H
Total distributions	(.10)	(.08)	(.24)	(.17)	-	(.11)
Net asset value, end of period	$ 35.07	$ 33.22	$ 29.64	$ 23.14	$ 20.01	$ 20.02
Total ReturnB, C	5.87%	12.39%	29.44%	16.66%	(.05)%	22.86%
Ratios to Average Net Assets E, I
Expenses before reductions	.87%A	.80%	.67%	.65%	.62%	.54%
Expenses net of fee waivers, if any	.87%A	.80%	.67%	.65%	.62%	.54%
Expenses net of all reductions	.86%A	.80%	.65%	.64%	.61%	.52%
Net investment income (loss)	.29%A	.51%	.66%	.71%	.69%G	.20%
Supplemental Data
Net assets, end of period (in millions)	$ 433	$ 371	$ 214	$ 172	$ 234	$ 354
Portfolio turnover rateF	97%A	89%	79%J	72%	198%	141%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .42%. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Stock Selector Mid Cap Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Stock Selector Mid Cap Fund and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

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3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 347,830
Gross unrealized depreciation	(111,078)
Net unrealized appreciation (depreciation) on securities	$ 236,752

Tax cost	$ 2,466,694

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2015	$ (935)
2016	(89,710)
2017	(148,171)
Total capital loss carryforward	$ (238,816)

The Fund acquired $1,185 of its capital loss carryforward as part of a merger in a prior period. The losses acquired that will be available to offset future capital gains of the Fund will be limited to approximately $935 per year.

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3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $305 related to its investment in futures contracts. This amount is included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,233,812 and $1,291,195, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to its benchmark index, the S&P MidCap 400 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 821	$ 11
Class T	.25%	.25%	1,977	27
Class B	.75%	.25%	74	56
Class C	.75%	.25%	868	23
			$ 3,740	$ 117

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 21
Class T	11
Class B*	2
Class C*	2
$ 36

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 675.21
Class T	752.19
Class B	22.30
Class C	181.21
Fidelity Stock Selector Mid Cap Fund	629.22
Institutional Class	627.31
	$ 2,886

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate

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6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees - continued

contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations

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Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Security Lending - continued

as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $163, including $6 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $123 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Fidelity Stock Selector Mid Cap Fund expenses during the period in the amount of four hundred and one dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ -	$ 146
Fidelity Stock Selector Mid Cap Fund	1,666	530
Institutional Class	1,087	576
Total	$ 2,753	$ 1,252

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	785	1,462	$ 25,751	$ 44,155
Reinvestment of distributions	-	5	-	134
Shares redeemed	(1,742)	(5,341)	(57,044)	(162,259)
Net increase (decrease)	(957)	(3,874)	$ (31,293)	$ (117,970)

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11. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class T
Shares sold	1,005	1,902	$ 33,216	$ 57,696
Reinvestment of distributions	-	-	-	-
Shares redeemed	(2,593)	(5,637)	(85,585)	(170,461)
Net increase (decrease)	(1,588)	(3,735)	$ (52,369)	$ (112,765)
Class B
Shares sold	1	3	$ 16	$ 76
Reinvestment of distributions	-	-	-	-
Shares redeemed	(116)	(244)	(3,530)	(6,801)
Net increase (decrease)	(115)	(241)	$ (3,514)	$ (6,725)
Class C
Shares sold	149	175	$ 4,581	$ 4,902
Reinvestment of distributions	-	-	-	-
Shares redeemed	(356)	(833)	(10,812)	(23,364)
Net increase (decrease)	(207)	(658)	$ (6,231)	$ (18,462)
Fidelity Stock Selector Mid Cap Fund
Shares sold	511	10,810	$ 17,514	$ 334,414
Reinvestment of distributions	49	18	1,651	518
Shares redeemed	(772)	(1,745)	(26,497)	(54,485)
Net increase (decrease)	(212)	9,083	$ (7,332)	$ 280,447
Institutional Class
Shares sold	2,098	5,585	$ 71,758	$ 173,899
Reinvestment of distributions	30	17	1,015	502
Shares redeemed	(932)	(1,659)	(31,678)	(51,892)
Net increase (decrease)	1,196	3,943	$ 41,095	$ 122,509

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Small-Mid Cap Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

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SKD-USAN-0715
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Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value Strategies

Fund - Institutional Class

(To be renamed Class I effective July 1, 2015)

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	.95%
Actual		$ 1,000.00	$ 1,071.30	$ 4.91
Hypothetical A		$ 1,000.00	$ 1,020.19	$ 4.78
Class T	1.16%
Actual		$ 1,000.00	$ 1,070.00	$ 5.99
Hypothetical A		$ 1,000.00	$ 1,019.15	$ 5.84
Class B	1.78%
Actual		$ 1,000.00	$ 1,066.90	$ 9.17
Hypothetical A		$ 1,000.00	$ 1,016.06	$ 8.95
Class C	1.71%
Actual		$ 1,000.00	$ 1,067.30	$ 8.81
Hypothetical A		$ 1,000.00	$ 1,016.40	$ 8.60
Fidelity Value Strategies Fund	.68%
Actual		$ 1,000.00	$ 1,072.80	$ 3.51
Hypothetical A		$ 1,000.00	$ 1,021.54	$ 3.43
Class K	.52%
Actual		$ 1,000.00	$ 1,073.60	$ 2.69
Hypothetical A		$ 1,000.00	$ 1,022.34	$ 2.62
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,072.90	$ 3.62
Hypothetical A		$ 1,000.00	$ 1,021.44	$ 3.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	5.3	5.5
Apple, Inc.	4.8	4.2
Delphi Automotive PLC	4.1	3.3
Bank of America Corp.	3.6	3.6
Symantec Corp.	3.1	3.1
General Motors Co.	3.0	2.7
Sanofi SA sponsored ADR	2.6	3.3
U.S. Bancorp	2.4	2.4
Universal Health Services, Inc. Class B	2.3	1.8
St. Jude Medical, Inc.	2.2	2.0
	33.4
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.0	20.3
Health Care	16.3	15.1
Information Technology	13.7	14.0
Financials	12.8	12.9
Materials	8.6	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks 97.1%		Stocks 93.6%
	Bonds 0.5%		Bonds 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 6.2%
* Foreign investments	17.5%	** Foreign investments	17.0%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.0%
Auto Components - 4.7%
Delphi Automotive PLC	719,777	$ 62,606
Tenneco, Inc. (a)	164,524	9,661
		72,267
Automobiles - 3.3%
General Motors Co.	1,284,836	46,216
Volkswagen AG	18,856	4,546
		50,762
Diversified Consumer Services - 1.4%
Service Corp. International	729,650	21,204
Hotels, Restaurants & Leisure - 2.0%
Cedar Fair LP (depositary unit)	227,420	13,716
Wyndham Worldwide Corp.	199,867	16,971
		30,687
Household Durables - 3.7%
Lennar Corp. Class A (d)	424,700	19,804
PulteGroup, Inc.	744,504	14,280
Ryland Group, Inc.	151,400	6,369
Standard Pacific Corp. (a)	1,866,450	15,380
		55,833
Leisure Products - 3.0%
Hasbro, Inc.	266,797	19,244
Vista Outdoor, Inc. (a)	557,700	25,704
		44,948
Media - 1.0%
Omnicom Group, Inc.	120,112	8,952
Regal Entertainment Group Class A (d)	330,800	6,934
		15,886
Specialty Retail - 3.5%
Asbury Automotive Group, Inc. (a)	343,641	29,251
GameStop Corp. Class A (d)	410,113	17,803
Vitamin Shoppe, Inc. (a)	172,300	6,840
		53,894
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	64,100	6,707
TOTAL CONSUMER DISCRETIONARY		352,188
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 6.6%
Beverages - 2.2%
Cott Corp.	3,511,564	$ 33,676
Food & Staples Retailing - 1.6%
CVS Health Corp.	237,100	24,274
Food Products - 2.1%
Bunge Ltd.	102,214	9,461
Calavo Growers, Inc.	232,028	11,706
SunOpta, Inc. (a)	984,885	9,987
		31,154
Household Products - 0.7%
Procter & Gamble Co.	142,100	11,139
TOTAL CONSUMER STAPLES		100,243
ENERGY - 3.4%
Energy Equipment & Services - 0.5%
Halliburton Co.	183,600	8,335
Oil, Gas & Consumable Fuels - 2.9%
EP Energy Corp. (a)(d)	274,600	3,611
HollyFrontier Corp.	153,000	6,372
Kinder Morgan, Inc.	170,400	7,070
The Williams Companies, Inc.	154,500	7,895
Valero Energy Corp.	327,300	19,389
		44,337
TOTAL ENERGY		52,672
FINANCIALS - 12.8%
Banks - 9.7%
Bank of America Corp.	3,355,213	55,361
CIT Group, Inc.	157,349	7,279
Citigroup, Inc.	227,323	12,294
JPMorgan Chase & Co.	116,400	7,657
Regions Financial Corp.	778,163	7,852
U.S. Bancorp	862,484	37,182
Wells Fargo & Co.	377,370	21,118
		148,743
Capital Markets - 0.8%
The Blackstone Group LP	267,400	11,712
Insurance - 2.3%
AFLAC, Inc.	251,686	15,660
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	201,698	$ 11,822
Unum Group	235,260	8,225
		35,707
TOTAL FINANCIALS		196,162
HEALTH CARE - 16.3%
Health Care Equipment & Supplies - 6.5%
Alere, Inc. (a)	172,283	8,886
Boston Scientific Corp. (a)	1,785,400	32,619
C.R. Bard, Inc.	75,400	12,842
St. Jude Medical, Inc.	463,300	34,168
Zimmer Holdings, Inc.	87,600	9,994
		98,509
Health Care Providers & Services - 3.2%
DaVita HealthCare Partners, Inc. (a)	158,496	13,279
Universal Health Services, Inc. Class B	278,914	36,142
		49,421
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	180,700	7,443
PerkinElmer, Inc.	207,500	10,941
		18,384
Pharmaceuticals - 5.4%
Johnson & Johnson	187,800	18,806
Merck & Co., Inc.	390,800	23,796
Sanofi SA sponsored ADR	815,544	40,296
		82,898
TOTAL HEALTH CARE		249,212
INDUSTRIALS - 6.9%
Aerospace & Defense - 4.3%
Esterline Technologies Corp. (a)	180,022	19,473
Honeywell International, Inc.	139,500	14,536
Orbital ATK, Inc.	278,850	21,332
Textron, Inc.	223,717	10,116
		65,457
Machinery - 1.9%
Blount International, Inc.	506,704	5,863
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	86,300	$ 8,085
Ingersoll-Rand PLC	208,100	14,313
		28,261
Trading Companies & Distributors - 0.7%
Aircastle Ltd.	467,200	11,334
TOTAL INDUSTRIALS		105,052
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 0.4%
Cisco Systems, Inc.	204,600	5,997
IT Services - 0.7%
Fidelity National Information Services, Inc.	165,730	10,391
Semiconductors & Semiconductor Equipment - 3.4%
Cypress Semiconductor Corp.	1,507,475	20,698
MagnaChip Semiconductor Corp. (a)	978,700	7,017
Micron Technology, Inc. (a)	559,183	15,618
ON Semiconductor Corp. (a)	646,970	8,579
		51,912
Software - 4.4%
Microsoft Corp.	429,324	20,118
Symantec Corp.	1,886,671	46,459
		66,577
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	566,160	73,759
TOTAL INFORMATION TECHNOLOGY		208,636
MATERIALS - 8.6%
Chemicals - 7.9%
Ashland, Inc.	83,100	10,587
Axiall Corp.	284,126	10,714
LyondellBasell Industries NV Class A	801,292	81,009
PPG Industries, Inc.	77,296	17,692
		120,002
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	166,200	10,826
TOTAL MATERIALS		130,828
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Level 3 Communications, Inc. (a)	558,139	$ 30,966
UTILITIES - 3.8%
Electric Utilities - 0.4%
NextEra Energy, Inc.	67,700	6,928
Independent Power and Renewable Electricity Producers - 2.1%
Calpine Corp. (a)	822,963	16,542
The AES Corp.	1,127,600	15,335
		31,877
Multi-Utilities - 1.3%
Sempra Energy	179,639	19,306
TOTAL UTILITIES		58,111
TOTAL COMMON STOCKS (Cost $870,999)		1,484,070
Nonconvertible Bonds - 0.5%
Principal Amount (000s)
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Peabody Energy Corp. 6.25% 11/15/21 (Cost $14,154)	$ 15,405	7,587
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	34,921,635	34,922
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	24,011,079	24,011
TOTAL MONEY MARKET FUNDS (Cost $58,933)		58,933
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $944,086)		1,550,590
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(23,002)
NET ASSETS - 100%		$ 1,527,588
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	485
Total	$ 509
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 352,188	$ 352,188	$ -	$ -
Consumer Staples	100,243	100,243	-	-
Energy	52,672	52,672	-	-
Financials	196,162	196,162	-	-
Health Care	249,212	249,212	-	-
Industrials	105,052	105,052	-	-
Information Technology	208,636	208,636	-	-
Materials	130,828	130,828	-	-
Telecommunication Services	30,966	30,966	-	-
Utilities	58,111	58,111	-	-
Corporate Bonds	7,587	-	7,587	-
Money Market Funds	58,933	58,933	-	-
Total Investments in Securities:	$ 1,550,590	$ 1,543,003	$ 7,587	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.5%
Netherlands	5.3%
Bailiwick of Jersey	4.1%
Canada	2.9%
France	2.6%
Bermuda	1.3%
Ireland	1.0%
Others (Individually Less Than 1%)	0.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,402) - See accompanying schedule: Unaffiliated issuers (cost $885,153)	$ 1,491,657
Fidelity Central Funds (cost $58,933)	58,933
Total Investments (cost $944,086)		$ 1,550,590
Receivable for fund shares sold		381
Dividends receivable		2,978
Interest receivable		43
Distributions receivable from Fidelity Central Funds		108
Prepaid expenses		1
Other receivables		2
Total assets		1,554,103

Liabilities
Payable for fund shares redeemed	1,354
Accrued management fee	589
Distribution and service plan fees payable	239
Other affiliated payables	290
Other payables and accrued expenses	32
Collateral on securities loaned, at value	24,011
Total liabilities		26,515

Net Assets		$ 1,527,588
Net Assets consist of:
Paid in capital		$ 1,112,801
Undistributed net investment income		5,872
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(197,589)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		606,504
Net Assets		$ 1,527,588

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($241,818 ÷ 5,848.3 shares)	$ 41.35

Maximum offering price per share (100/94.25 of $41.35)	$ 43.87
Class T: Net Asset Value and redemption price per share ($330,396 ÷ 7,708.1 shares)	$ 42.86

Maximum offering price per share (100/96.50 of $42.86)	$ 44.41
Class B: Net Asset Value and offering price per share ($5,763 ÷ 152.4 shares)A	$ 37.81

Class C: Net Asset Value and offering price per share ($54,793 ÷ 1,466.6 shares)A	$ 37.36

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($722,881 ÷ 15,620.9 shares)	$ 46.28

Class K: Net Asset Value, offering price and redemption price per share ($84,977 ÷ 1,836.9 shares)	$ 46.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($86,960 ÷ 1,969.8 shares)	$ 44.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 12,234
Interest		719
Income from Fidelity Central Funds		509
Total income		13,462

Expenses
Management fee Basic fee	$ 4,206
Performance adjustment	(921)
Transfer agent fees	1,515
Distribution and service plan fees	1,407
Accounting and security lending fees	244
Custodian fees and expenses	7
Independent trustees' compensation	3
Registration fees	75
Audit	37
Legal	2
Miscellaneous	7
Total expenses before reductions	6,582
Expense reductions	(8)	6,574
Net investment income (loss)		6,888
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,255
Total net realized gain (loss)		56,255
Change in net unrealized appreciation (depreciation) on: Investment securities	41,867
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		41,870
Net gain (loss)		98,125
Net increase (decrease) in net assets resulting from operations		$ 105,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,888	$ 12,033
Net realized gain (loss)	56,255	6,319
Change in net unrealized appreciation (depreciation)	41,870	112,825
Net increase (decrease) in net assets resulting from operations	105,013	131,177
Distributions to shareholders from net investment income	(12,722)	(10,331)
Distributions to shareholders from net realized gain	(298)	-
Total distributions	(13,020)	(10,331)
Share transactions - net increase (decrease)	(149,516)	(53,813)
Total increase (decrease) in net assets	(57,523)	67,033

Net Assets
Beginning of period	1,585,111	1,518,078
End of period (including undistributed net investment income of $5,872 and undistributed net investment income of $11,706, respectively)	$ 1,527,588	$ 1,585,111

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.91	$ 36.02	$ 27.62	$ 22.71	$ 23.11	$ 18.77
Income from Investment Operations
Net investment income (loss) E	.16	.25	.23	- H	.13 I	.03 J
Net realized and unrealized gain (loss)	2.59	2.87	8.25	5.03	(.49)	4.32
Total from investment operations	2.75	3.12	8.48	5.03	(.36)	4.35
Distributions from net investment income	(.31)	(.23)	(.08)	(.12)	(.03) K	-
Distributions from net realized gain	(.01)	-	-	-	(.01) K	(.01)
Total distributions	(.31) M	(.23)	(.08)	(.12)	(.04)	(.01)
Net asset value, end of period	$ 41.35	$ 38.91	$ 36.02	$ 27.62	$ 22.71	$ 23.11
Total ReturnB, C, D	7.13%	8.74%	30.77%	22.29%	(1.57)%	23.16%
Ratios to Average Net Assets F, L
Expenses before reductions	.95%A	.96%	1.04%	1.21%	1.18%	1.08%
Expenses net of fee waivers, if any	.95%A	.96%	1.04%	1.21%	1.18%	1.08%
Expenses net of all reductions	.95%A	.96%	1.03%	1.21%	1.17%	1.07%
Net investment income (loss)	.81%A	.68%	.73%	-%H	.51% I	.12% J
Supplemental Data
Net assets, end of period (in millions)	$ 242	$ 233	$ 243	$ 203	$ 190	$ 221
Portfolio turnover rate G	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. K The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Total distributions of $.31 per share is comprised of distributions from net investment income of $.305 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 37.28	$ 28.58	$ 23.48	$ 23.90	$ 19.44
Income from Investment Operations
Net investment income (loss) E	.12	.18	.18	(.05) H	.08 I	(.01) J
Net realized and unrealized gain (loss)	2.68	2.98	8.54	5.22	(.50)	4.48
Total from investment operations	2.80	3.16	8.72	5.17	(.42)	4.47
Distributions from net investment income	(.22)	(.16)	(.02)	(.07)	-	-
Distributions from net realized gain	(.01)	-	-	-	-	(.01)
Total distributions	(.22) L	(.16)	(.02)	(.07)	-	(.01)
Net asset value, end of period	$ 42.86	$ 40.28	$ 37.28	$ 28.58	$ 23.48	$ 23.90
Total ReturnB, C, D	7.00%	8.51%	30.52%	22.08%	(1.76)%	22.98%
Ratios to Average Net Assets F, K
Expenses before reductions	1.16%A	1.17%	1.23%	1.38%	1.35%	1.26%
Expenses net of fee waivers, if any	1.16%A	1.17%	1.23%	1.38%	1.35%	1.26%
Expenses net of all reductions	1.16%A	1.17%	1.22%	1.38%	1.35%	1.25%
Net investment income (loss)	.59%A	.47%	.54%	(.17)% H	.33% I	(.06)% J
Supplemental Data
Net assets, end of period (in millions)	$ 330	$ 324	$ 335	$ 283	$ 274	$ 344
Portfolio turnover rate G	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Total distributions of $.22 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.44	$ 32.86	$ 25.34	$ 20.87	$ 21.37	$ 17.48
Income from Investment Operations
Net investment income (loss) E	-	(.05)	(.02)	(.18) H	(.06) I	(.13) J
Net realized and unrealized gain (loss)	2.37	2.63	7.54	4.65	(.44)	4.03
Total from investment operations	2.37	2.58	7.52	4.47	(.50)	3.90
Distributions from net realized gain	-	-	-	-	-	(.01)
Net asset value, end of period	$ 37.81	$ 35.44	$ 32.86	$ 25.34	$ 20.87	$ 21.37
Total ReturnB, C, D	6.69%	7.85%	29.68%	21.42%	(2.34)%	22.29%
Ratios to Average Net Assets F, K
Expenses before reductions	1.78%A	1.78%	1.83%	1.97%	1.93%	1.83%
Expenses net of fee waivers, if any	1.78%A	1.78%	1.83%	1.97%	1.93%	1.83%
Expenses net of all reductions	1.78%A	1.78%	1.82%	1.97%	1.93%	1.82%
Net investment income (loss)	(.02)%A	(.14)%	(.07)%	(.76)% H	(.25)% I	(.64)% J
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 11	$ 13	$ 16	$ 30
Portfolio turnover rate G	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.07	$ 32.52	$ 25.06	$ 20.64	$ 21.13	$ 17.29
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.01)	(.17) H	(.05) I	(.12) J
Net realized and unrealized gain (loss)	2.35	2.60	7.47	4.59	(.44)	3.97
Total from investment operations	2.36	2.57	7.46	4.42	(.49)	3.85
Distributions from net investment income	(.06)	(.02)	-	-	-	-
Distributions from net realized gain	(.01)	-	-	-	-	(.01)
Total distributions	(.07)	(.02)	-	-	-	(.01)
Net asset value, end of period	$ 37.36	$ 35.07	$ 32.52	$ 25.06	$ 20.64	$ 21.13
Total ReturnB, C, D	6.73%	7.91%	29.77%	21.41%	(2.32)%	22.25%
Ratios to Average Net Assets F, K
Expenses before reductions	1.71%A	1.72%	1.78%	1.95%	1.92%	1.83%
Expenses net of fee waivers, if any	1.71%A	1.72%	1.78%	1.95%	1.92%	1.83%
Expenses net of all reductions	1.71%A	1.72%	1.77%	1.95%	1.92%	1.82%
Net investment income (loss)	.05%A	(.08)%	(.02)%	(.75)% H	(.24)% I	(.63)% J
Supplemental Data
Net assets, end of period (in millions)	$ 55	$ 53	$ 54	$ 43	$ 40	$ 49
Portfolio turnover rate G	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 43.56	$ 40.28	$ 30.89	$ 25.37	$ 25.80	$ 20.89
Income from Investment Operations
Net investment income (loss) D	.24	.40	.37	.09 G	.22 H	.09 I
Net realized and unrealized gain (loss)	2.90	3.21	9.20	5.62	(.54)	4.83
Total from investment operations	3.14	3.61	9.57	5.71	(.32)	4.92
Distributions from net investment income	(.41)	(.33)	(.18)	(.19)	(.10) J	-
Distributions from net realized gain	(.01)	-	-	-	(.01) J	(.01)
Total distributions	(.42)	(.33)	(.18)	(.19)	(.11)	(.01)
Net asset value, end of period	$ 46.28	$ 43.56	$ 40.28	$ 30.89	$ 25.37	$ 25.80
Total ReturnB, C	7.28%	9.05%	31.14%	22.69%	(1.29)%	23.54%
Ratios to Average Net Assets E, K
Expenses before reductions	.68%A	.69%	.73%	.89%	.88%	.81%
Expenses net of fee waivers, if any	.68%A	.69%	.73%	.89%	.88%	.81%
Expenses net of all reductions	.68%A	.69%	.72%	.89%	.88%	.80%
Net investment income (loss)	1.07%A	.95%	1.03%	.31% G	.80% H	.39% I
Supplemental Data
Net assets, end of period (in millions)	$ 723	$ 786	$ 681	$ 396	$ 284	$ 360
Portfolio turnover rate F	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. J The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 43.57	$ 40.28	$ 30.89	$ 25.38	$ 25.82	$ 20.86
Income from Investment Operations
Net investment income (loss) D	.27	.47	.43	.14 G	.28 H	.15 I
Net realized and unrealized gain (loss)	2.90	3.20	9.18	5.61	(.55)	4.82
Total from investment operations	3.17	3.67	9.61	5.75	(.27)	4.97
Distributions from net investment income	(.47)	(.38)	(.22)	(.24)	(.16) J	-
Distributions from net realized gain	(.01)	-	-	-	(.01) J	(.01)
Total distributions	(.48)	(.38)	(.22)	(.24)	(.17)	(.01)
Net asset value, end of period	$ 46.26	$ 43.57	$ 40.28	$ 30.89	$ 25.38	$ 25.82
Total ReturnB, C	7.36%	9.21%	31.34%	22.93%	(1.11)%	23.81%
Ratios to Average Net Assets E, K
Expenses before reductions	.52%A	.53%	.58%	.71%	.68%	.58%
Expenses net of fee waivers, if any	.52%A	.53%	.58%	.71%	.68%	.58%
Expenses net of all reductions	.52%A	.53%	.57%	.71%	.68%	.56%
Net investment income (loss)	1.23%A	1.11%	1.18%	.50% G	1.00% H	.62% I
Supplemental Data
Net assets, end of period (in millions)	$ 85	$ 97	$ 119	$ 70	$ 47	$ 47
Portfolio turnover rate F	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%. J The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 41.57	$ 38.46	$ 29.51	$ 24.26	$ 24.69	$ 19.97
Income from Investment Operations
Net investment income (loss) D	.22	.37	.34	.08 G	.22 H	.10 I
Net realized and unrealized gain (loss)	2.78	3.06	8.79	5.37	(.53)	4.63
Total from investment operations	3.00	3.43	9.13	5.45	(.31)	4.73
Distributions from net investment income	(.41)	(.32)	(.18)	(.20)	(.11) J	-
Distributions from net realized gain	(.01)	-	-	-	(.01) J	(.01)
Total distributions	(.42)	(.32)	(.18)	(.20)	(.12)	(.01)
Net asset value, end of period	$ 44.15	$ 41.57	$ 38.46	$ 29.51	$ 24.26	$ 24.69
Total ReturnB, C	7.29%	9.01%	31.11%	22.67%	(1.30)%	23.67%
Ratios to Average Net Assets E, K
Expenses before reductions	.70%A	.71%	.76%	.90%	.86%	.74%
Expenses net of fee waivers, if any	.70%A	.71%	.76%	.90%	.86%	.74%
Expenses net of all reductions	.70%A	.71%	.75%	.90%	.86%	.73%
Net investment income (loss)	1.06%	.93%	1.00%	.31% G	.82% H	.46% I
Supplemental Data
Net assets, end of period (in millions)	$ 87	$ 86	$ 74	$ 66	$ 52	$ 53
Portfolio turnover rate F	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%. J The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued base on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 627,892
Gross unrealized depreciation	(23,972)
Net unrealized appreciation (depreciation) on securities and other investments	$ 603,920

Tax cost	$ 946,670

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (52,256)
2017	(187,132)
Total capital loss carryforward	$ (239,388)

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $33,252 and $116,379, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged 25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment **(up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 294	$ 6
Class T	.25%	.25%	813	16
Class B	.75%	.25%	32	24
Class C	.75%	.25%	268	14
			$ 1,407	$ 60

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	4
Class B*	1
Class C*	1
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 261.22
Class T	302.19
Class B	10.30
Class C	62.23
Fidelity Value Strategies Fund	765.21
Class K	20.05
Institutional Class	95.22
	$ 1,515

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $485, including $3 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Fidelity Value Strategies Fund expenses during the period in the amount of $1.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 1,818	$ 1,567
Class T	1,723	1,415
Class C	88	32
Fidelity Value Strategies Fund	7,313	5,578
Fidelity Value Strategies Fund Class K	938	1,131
Institutional Class	842	608
Total	$ 12,722	$ 10,331
From net realized gain
Class A	$ 48	$ -
Class T	64	-
Class C	12	-
Fidelity Value Strategies Fund	142	-
Fidelity Value Strategies Fund Class K	16	-
Institutional Class	16	-
Total	$ 298	$ -

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	231	546	$ 9,217	$ 20,399
Reinvestment of distributions	46	41	1,760	1,447
Shares redeemed	(411)	(1,342)	(16,286)	(50,201)
Net increase (decrease)	(134)	(755)	$ (5,309)	$ (28,355)
Class T
Shares sold	277	435	$ 11,420	$ 16,774
Reinvestment of distributions	41	35	1,646	1,293
Shares redeemed	(659)	(1,420)	(26,990)	(54,916)
Net increase (decrease)	(341)	(950)	$ (13,924)	$ (36,849)
Class B
Shares sold	-*	1	$ 13	$ 30
Shares redeemed	(53)	(140)	(1,917)	(4,799)
Net increase (decrease)	(53)	(139)	$ (1,904)	$ (4,769)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class C
Shares sold	76	125	$ 2,752	$ 4,210
Reinvestment of distributions	3	1	95	29
Shares redeemed	(114)	(282)	(4,128)	(9,502)
Net increase (decrease)	(35)	(156)	$ (1,281)	$ (5,263)
Fidelity Value Strategies Fund
Shares sold	494	7,626	$ 21,929	$ 315,612
Reinvestment of distributions	106	127	4,551	4,998
Shares redeemed	(3,016)	(6,627)	(133,055)	(273,372)
Net increase (decrease)	(2,416)	1,126	$ (106,575)	$ 47,238
Fidelity Value Strategies Fund Class K
Shares sold	169	669	$ 7,534	$ 27,831
Reinvestment of distributions	22	29	954	1,131
Shares redeemed	(581)	(1,437)	(25,285)	(60,236)
Net increase (decrease)	(390)	(739)	$ (16,797)	$ (31,274)
Institutional Class
Shares sold	150	522	$ 6,404	$ 20,905
Reinvestment of distributions	18	14	748	523
Shares redeemed	(257)	(403)	(10,878)	(15,969)
Net increase (decrease)	(89)	133	$ (3,726)	$ 5,459

* Amount represents three hundred and thirty four shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

ISO-USAN-0715
1.786806.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity® Value Strategies Fund

Class K

(A Class of Fidelity Advisor® Value
Strategies Fund)

(Fidelity Investment logo)(registered trademark)

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	.95%
Actual		$ 1,000.00	$ 1,071.30	$ 4.91
Hypothetical A		$ 1,000.00	$ 1,020.19	$ 4.78
Class T	1.16%
Actual		$ 1,000.00	$ 1,070.00	$ 5.99
Hypothetical A		$ 1,000.00	$ 1,019.15	$ 5.84
Class B	1.78%
Actual		$ 1,000.00	$ 1,066.90	$ 9.17
Hypothetical A		$ 1,000.00	$ 1,016.06	$ 8.95
Class C	1.71%
Actual		$ 1,000.00	$ 1,067.30	$ 8.81
Hypothetical A		$ 1,000.00	$ 1,016.40	$ 8.60
Fidelity Value Strategies Fund	.68%
Actual		$ 1,000.00	$ 1,072.80	$ 3.51
Hypothetical A		$ 1,000.00	$ 1,021.54	$ 3.43
Class K	.52%
Actual		$ 1,000.00	$ 1,073.60	$ 2.69
Hypothetical A		$ 1,000.00	$ 1,022.34	$ 2.62
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,072.90	$ 3.62
Hypothetical A		$ 1,000.00	$ 1,021.44	$ 3.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	5.3	5.5
Apple, Inc.	4.8	4.2
Delphi Automotive PLC	4.1	3.3
Bank of America Corp.	3.6	3.6
Symantec Corp.	3.1	3.1
General Motors Co.	3.0	2.7
Sanofi SA sponsored ADR	2.6	3.3
U.S. Bancorp	2.4	2.4
Universal Health Services, Inc. Class B	2.3	1.8
St. Jude Medical, Inc.	2.2	2.0
	33.4
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.0	20.3
Health Care	16.3	15.1
Information Technology	13.7	14.0
Financials	12.8	12.9
Materials	8.6	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks 97.1%		Stocks 93.6%
	Bonds 0.5%		Bonds 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 6.2%
* Foreign investments	17.5%	** Foreign investments	17.0%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.0%
Auto Components - 4.7%
Delphi Automotive PLC	719,777	$ 62,606
Tenneco, Inc. (a)	164,524	9,661
		72,267
Automobiles - 3.3%
General Motors Co.	1,284,836	46,216
Volkswagen AG	18,856	4,546
		50,762
Diversified Consumer Services - 1.4%
Service Corp. International	729,650	21,204
Hotels, Restaurants & Leisure - 2.0%
Cedar Fair LP (depositary unit)	227,420	13,716
Wyndham Worldwide Corp.	199,867	16,971
		30,687
Household Durables - 3.7%
Lennar Corp. Class A (d)	424,700	19,804
PulteGroup, Inc.	744,504	14,280
Ryland Group, Inc.	151,400	6,369
Standard Pacific Corp. (a)	1,866,450	15,380
		55,833
Leisure Products - 3.0%
Hasbro, Inc.	266,797	19,244
Vista Outdoor, Inc. (a)	557,700	25,704
		44,948
Media - 1.0%
Omnicom Group, Inc.	120,112	8,952
Regal Entertainment Group Class A (d)	330,800	6,934
		15,886
Specialty Retail - 3.5%
Asbury Automotive Group, Inc. (a)	343,641	29,251
GameStop Corp. Class A (d)	410,113	17,803
Vitamin Shoppe, Inc. (a)	172,300	6,840
		53,894
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	64,100	6,707
TOTAL CONSUMER DISCRETIONARY		352,188
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 6.6%
Beverages - 2.2%
Cott Corp.	3,511,564	$ 33,676
Food & Staples Retailing - 1.6%
CVS Health Corp.	237,100	24,274
Food Products - 2.1%
Bunge Ltd.	102,214	9,461
Calavo Growers, Inc.	232,028	11,706
SunOpta, Inc. (a)	984,885	9,987
		31,154
Household Products - 0.7%
Procter & Gamble Co.	142,100	11,139
TOTAL CONSUMER STAPLES		100,243
ENERGY - 3.4%
Energy Equipment & Services - 0.5%
Halliburton Co.	183,600	8,335
Oil, Gas & Consumable Fuels - 2.9%
EP Energy Corp. (a)(d)	274,600	3,611
HollyFrontier Corp.	153,000	6,372
Kinder Morgan, Inc.	170,400	7,070
The Williams Companies, Inc.	154,500	7,895
Valero Energy Corp.	327,300	19,389
		44,337
TOTAL ENERGY		52,672
FINANCIALS - 12.8%
Banks - 9.7%
Bank of America Corp.	3,355,213	55,361
CIT Group, Inc.	157,349	7,279
Citigroup, Inc.	227,323	12,294
JPMorgan Chase & Co.	116,400	7,657
Regions Financial Corp.	778,163	7,852
U.S. Bancorp	862,484	37,182
Wells Fargo & Co.	377,370	21,118
		148,743
Capital Markets - 0.8%
The Blackstone Group LP	267,400	11,712
Insurance - 2.3%
AFLAC, Inc.	251,686	15,660
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	201,698	$ 11,822
Unum Group	235,260	8,225
		35,707
TOTAL FINANCIALS		196,162
HEALTH CARE - 16.3%
Health Care Equipment & Supplies - 6.5%
Alere, Inc. (a)	172,283	8,886
Boston Scientific Corp. (a)	1,785,400	32,619
C.R. Bard, Inc.	75,400	12,842
St. Jude Medical, Inc.	463,300	34,168
Zimmer Holdings, Inc.	87,600	9,994
		98,509
Health Care Providers & Services - 3.2%
DaVita HealthCare Partners, Inc. (a)	158,496	13,279
Universal Health Services, Inc. Class B	278,914	36,142
		49,421
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	180,700	7,443
PerkinElmer, Inc.	207,500	10,941
		18,384
Pharmaceuticals - 5.4%
Johnson & Johnson	187,800	18,806
Merck & Co., Inc.	390,800	23,796
Sanofi SA sponsored ADR	815,544	40,296
		82,898
TOTAL HEALTH CARE		249,212
INDUSTRIALS - 6.9%
Aerospace & Defense - 4.3%
Esterline Technologies Corp. (a)	180,022	19,473
Honeywell International, Inc.	139,500	14,536
Orbital ATK, Inc.	278,850	21,332
Textron, Inc.	223,717	10,116
		65,457
Machinery - 1.9%
Blount International, Inc.	506,704	5,863
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	86,300	$ 8,085
Ingersoll-Rand PLC	208,100	14,313
		28,261
Trading Companies & Distributors - 0.7%
Aircastle Ltd.	467,200	11,334
TOTAL INDUSTRIALS		105,052
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 0.4%
Cisco Systems, Inc.	204,600	5,997
IT Services - 0.7%
Fidelity National Information Services, Inc.	165,730	10,391
Semiconductors & Semiconductor Equipment - 3.4%
Cypress Semiconductor Corp.	1,507,475	20,698
MagnaChip Semiconductor Corp. (a)	978,700	7,017
Micron Technology, Inc. (a)	559,183	15,618
ON Semiconductor Corp. (a)	646,970	8,579
		51,912
Software - 4.4%
Microsoft Corp.	429,324	20,118
Symantec Corp.	1,886,671	46,459
		66,577
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	566,160	73,759
TOTAL INFORMATION TECHNOLOGY		208,636
MATERIALS - 8.6%
Chemicals - 7.9%
Ashland, Inc.	83,100	10,587
Axiall Corp.	284,126	10,714
LyondellBasell Industries NV Class A	801,292	81,009
PPG Industries, Inc.	77,296	17,692
		120,002
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	166,200	10,826
TOTAL MATERIALS		130,828
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Level 3 Communications, Inc. (a)	558,139	$ 30,966
UTILITIES - 3.8%
Electric Utilities - 0.4%
NextEra Energy, Inc.	67,700	6,928
Independent Power and Renewable Electricity Producers - 2.1%
Calpine Corp. (a)	822,963	16,542
The AES Corp.	1,127,600	15,335
		31,877
Multi-Utilities - 1.3%
Sempra Energy	179,639	19,306
TOTAL UTILITIES		58,111
TOTAL COMMON STOCKS (Cost $870,999)		1,484,070
Nonconvertible Bonds - 0.5%
Principal Amount (000s)
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Peabody Energy Corp. 6.25% 11/15/21 (Cost $14,154)	$ 15,405	7,587
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	34,921,635	34,922
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	24,011,079	24,011
TOTAL MONEY MARKET FUNDS (Cost $58,933)		58,933
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $944,086)		1,550,590
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(23,002)
NET ASSETS - 100%		$ 1,527,588
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	485
Total	$ 509
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 352,188	$ 352,188	$ -	$ -
Consumer Staples	100,243	100,243	-	-
Energy	52,672	52,672	-	-
Financials	196,162	196,162	-	-
Health Care	249,212	249,212	-	-
Industrials	105,052	105,052	-	-
Information Technology	208,636	208,636	-	-
Materials	130,828	130,828	-	-
Telecommunication Services	30,966	30,966	-	-
Utilities	58,111	58,111	-	-
Corporate Bonds	7,587	-	7,587	-
Money Market Funds	58,933	58,933	-	-
Total Investments in Securities:	$ 1,550,590	$ 1,543,003	$ 7,587	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.5%
Netherlands	5.3%
Bailiwick of Jersey	4.1%
Canada	2.9%
France	2.6%
Bermuda	1.3%
Ireland	1.0%
Others (Individually Less Than 1%)	0.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,402) - See accompanying schedule: Unaffiliated issuers (cost $885,153)	$ 1,491,657
Fidelity Central Funds (cost $58,933)	58,933
Total Investments (cost $944,086)		$ 1,550,590
Receivable for fund shares sold		381
Dividends receivable		2,978
Interest receivable		43
Distributions receivable from Fidelity Central Funds		108
Prepaid expenses		1
Other receivables		2
Total assets		1,554,103

Liabilities
Payable for fund shares redeemed	1,354
Accrued management fee	589
Distribution and service plan fees payable	239
Other affiliated payables	290
Other payables and accrued expenses	32
Collateral on securities loaned, at value	24,011
Total liabilities		26,515

Net Assets		$ 1,527,588
Net Assets consist of:
Paid in capital		$ 1,112,801
Undistributed net investment income		5,872
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(197,589)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		606,504
Net Assets		$ 1,527,588

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($241,818 ÷ 5,848.3 shares)	$ 41.35

Maximum offering price per share (100/94.25 of $41.35)	$ 43.87
Class T: Net Asset Value and redemption price per share ($330,396 ÷ 7,708.1 shares)	$ 42.86

Maximum offering price per share (100/96.50 of $42.86)	$ 44.41
Class B: Net Asset Value and offering price per share ($5,763 ÷ 152.4 shares)A	$ 37.81

Class C: Net Asset Value and offering price per share ($54,793 ÷ 1,466.6 shares)A	$ 37.36

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($722,881 ÷ 15,620.9 shares)	$ 46.28

Class K: Net Asset Value, offering price and redemption price per share ($84,977 ÷ 1,836.9 shares)	$ 46.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($86,960 ÷ 1,969.8 shares)	$ 44.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 12,234
Interest		719
Income from Fidelity Central Funds		509
Total income		13,462

Expenses
Management fee Basic fee	$ 4,206
Performance adjustment	(921)
Transfer agent fees	1,515
Distribution and service plan fees	1,407
Accounting and security lending fees	244
Custodian fees and expenses	7
Independent trustees' compensation	3
Registration fees	75
Audit	37
Legal	2
Miscellaneous	7
Total expenses before reductions	6,582
Expense reductions	(8)	6,574
Net investment income (loss)		6,888
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,255
Total net realized gain (loss)		56,255
Change in net unrealized appreciation (depreciation) on: Investment securities	41,867
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		41,870
Net gain (loss)		98,125
Net increase (decrease) in net assets resulting from operations		$ 105,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,888	$ 12,033
Net realized gain (loss)	56,255	6,319
Change in net unrealized appreciation (depreciation)	41,870	112,825
Net increase (decrease) in net assets resulting from operations	105,013	131,177
Distributions to shareholders from net investment income	(12,722)	(10,331)
Distributions to shareholders from net realized gain	(298)	-
Total distributions	(13,020)	(10,331)
Share transactions - net increase (decrease)	(149,516)	(53,813)
Total increase (decrease) in net assets	(57,523)	67,033

Net Assets
Beginning of period	1,585,111	1,518,078
End of period (including undistributed net investment income of $5,872 and undistributed net investment income of $11,706, respectively)	$ 1,527,588	$ 1,585,111

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.91	$ 36.02	$ 27.62	$ 22.71	$ 23.11	$ 18.77
Income from Investment Operations
Net investment income (loss) E	.16	.25	.23	- H	.13 I	.03 J
Net realized and unrealized gain (loss)	2.59	2.87	8.25	5.03	(.49)	4.32
Total from investment operations	2.75	3.12	8.48	5.03	(.36)	4.35
Distributions from net investment income	(.31)	(.23)	(.08)	(.12)	(.03) K	-
Distributions from net realized gain	(.01)	-	-	-	(.01) K	(.01)
Total distributions	(.31) M	(.23)	(.08)	(.12)	(.04)	(.01)
Net asset value, end of period	$ 41.35	$ 38.91	$ 36.02	$ 27.62	$ 22.71	$ 23.11
Total ReturnB, C, D	7.13%	8.74%	30.77%	22.29%	(1.57)%	23.16%
Ratios to Average Net Assets F, L
Expenses before reductions	.95%A	.96%	1.04%	1.21%	1.18%	1.08%
Expenses net of fee waivers, if any	.95%A	.96%	1.04%	1.21%	1.18%	1.08%
Expenses net of all reductions	.95%A	.96%	1.03%	1.21%	1.17%	1.07%
Net investment income (loss)	.81%A	.68%	.73%	-%H	.51% I	.12% J
Supplemental Data
Net assets, end of period (in millions)	$ 242	$ 233	$ 243	$ 203	$ 190	$ 221
Portfolio turnover rate G	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. K The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Total distributions of $.31 per share is comprised of distributions from net investment income of $.305 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 37.28	$ 28.58	$ 23.48	$ 23.90	$ 19.44
Income from Investment Operations
Net investment income (loss) E	.12	.18	.18	(.05) H	.08 I	(.01) J
Net realized and unrealized gain (loss)	2.68	2.98	8.54	5.22	(.50)	4.48
Total from investment operations	2.80	3.16	8.72	5.17	(.42)	4.47
Distributions from net investment income	(.22)	(.16)	(.02)	(.07)	-	-
Distributions from net realized gain	(.01)	-	-	-	-	(.01)
Total distributions	(.22) L	(.16)	(.02)	(.07)	-	(.01)
Net asset value, end of period	$ 42.86	$ 40.28	$ 37.28	$ 28.58	$ 23.48	$ 23.90
Total ReturnB, C, D	7.00%	8.51%	30.52%	22.08%	(1.76)%	22.98%
Ratios to Average Net Assets F, K
Expenses before reductions	1.16%A	1.17%	1.23%	1.38%	1.35%	1.26%
Expenses net of fee waivers, if any	1.16%A	1.17%	1.23%	1.38%	1.35%	1.26%
Expenses net of all reductions	1.16%A	1.17%	1.22%	1.38%	1.35%	1.25%
Net investment income (loss)	.59%A	.47%	.54%	(.17)% H	.33% I	(.06)% J
Supplemental Data
Net assets, end of period (in millions)	$ 330	$ 324	$ 335	$ 283	$ 274	$ 344
Portfolio turnover rate G	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Total distributions of $.22 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.44	$ 32.86	$ 25.34	$ 20.87	$ 21.37	$ 17.48
Income from Investment Operations
Net investment income (loss) E	-	(.05)	(.02)	(.18) H	(.06) I	(.13) J
Net realized and unrealized gain (loss)	2.37	2.63	7.54	4.65	(.44)	4.03
Total from investment operations	2.37	2.58	7.52	4.47	(.50)	3.90
Distributions from net realized gain	-	-	-	-	-	(.01)
Net asset value, end of period	$ 37.81	$ 35.44	$ 32.86	$ 25.34	$ 20.87	$ 21.37
Total ReturnB, C, D	6.69%	7.85%	29.68%	21.42%	(2.34)%	22.29%
Ratios to Average Net Assets F, K
Expenses before reductions	1.78%A	1.78%	1.83%	1.97%	1.93%	1.83%
Expenses net of fee waivers, if any	1.78%A	1.78%	1.83%	1.97%	1.93%	1.83%
Expenses net of all reductions	1.78%A	1.78%	1.82%	1.97%	1.93%	1.82%
Net investment income (loss)	(.02)%A	(.14)%	(.07)%	(.76)% H	(.25)% I	(.64)% J
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 11	$ 13	$ 16	$ 30
Portfolio turnover rate G	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.07	$ 32.52	$ 25.06	$ 20.64	$ 21.13	$ 17.29
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.01)	(.17) H	(.05) I	(.12) J
Net realized and unrealized gain (loss)	2.35	2.60	7.47	4.59	(.44)	3.97
Total from investment operations	2.36	2.57	7.46	4.42	(.49)	3.85
Distributions from net investment income	(.06)	(.02)	-	-	-	-
Distributions from net realized gain	(.01)	-	-	-	-	(.01)
Total distributions	(.07)	(.02)	-	-	-	(.01)
Net asset value, end of period	$ 37.36	$ 35.07	$ 32.52	$ 25.06	$ 20.64	$ 21.13
Total ReturnB, C, D	6.73%	7.91%	29.77%	21.41%	(2.32)%	22.25%
Ratios to Average Net Assets F, K
Expenses before reductions	1.71%A	1.72%	1.78%	1.95%	1.92%	1.83%
Expenses net of fee waivers, if any	1.71%A	1.72%	1.78%	1.95%	1.92%	1.83%
Expenses net of all reductions	1.71%A	1.72%	1.77%	1.95%	1.92%	1.82%
Net investment income (loss)	.05%A	(.08)%	(.02)%	(.75)% H	(.24)% I	(.63)% J
Supplemental Data
Net assets, end of period (in millions)	$ 55	$ 53	$ 54	$ 43	$ 40	$ 49
Portfolio turnover rate G	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 43.56	$ 40.28	$ 30.89	$ 25.37	$ 25.80	$ 20.89
Income from Investment Operations
Net investment income (loss) D	.24	.40	.37	.09 G	.22 H	.09 I
Net realized and unrealized gain (loss)	2.90	3.21	9.20	5.62	(.54)	4.83
Total from investment operations	3.14	3.61	9.57	5.71	(.32)	4.92
Distributions from net investment income	(.41)	(.33)	(.18)	(.19)	(.10) J	-
Distributions from net realized gain	(.01)	-	-	-	(.01) J	(.01)
Total distributions	(.42)	(.33)	(.18)	(.19)	(.11)	(.01)
Net asset value, end of period	$ 46.28	$ 43.56	$ 40.28	$ 30.89	$ 25.37	$ 25.80
Total ReturnB, C	7.28%	9.05%	31.14%	22.69%	(1.29)%	23.54%
Ratios to Average Net Assets E, K
Expenses before reductions	.68%A	.69%	.73%	.89%	.88%	.81%
Expenses net of fee waivers, if any	.68%A	.69%	.73%	.89%	.88%	.81%
Expenses net of all reductions	.68%A	.69%	.72%	.89%	.88%	.80%
Net investment income (loss)	1.07%A	.95%	1.03%	.31% G	.80% H	.39% I
Supplemental Data
Net assets, end of period (in millions)	$ 723	$ 786	$ 681	$ 396	$ 284	$ 360
Portfolio turnover rate F	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. J The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 43.57	$ 40.28	$ 30.89	$ 25.38	$ 25.82	$ 20.86
Income from Investment Operations
Net investment income (loss) D	.27	.47	.43	.14 G	.28 H	.15 I
Net realized and unrealized gain (loss)	2.90	3.20	9.18	5.61	(.55)	4.82
Total from investment operations	3.17	3.67	9.61	5.75	(.27)	4.97
Distributions from net investment income	(.47)	(.38)	(.22)	(.24)	(.16) J	-
Distributions from net realized gain	(.01)	-	-	-	(.01) J	(.01)
Total distributions	(.48)	(.38)	(.22)	(.24)	(.17)	(.01)
Net asset value, end of period	$ 46.26	$ 43.57	$ 40.28	$ 30.89	$ 25.38	$ 25.82
Total ReturnB, C	7.36%	9.21%	31.34%	22.93%	(1.11)%	23.81%
Ratios to Average Net Assets E, K
Expenses before reductions	.52%A	.53%	.58%	.71%	.68%	.58%
Expenses net of fee waivers, if any	.52%A	.53%	.58%	.71%	.68%	.58%
Expenses net of all reductions	.52%A	.53%	.57%	.71%	.68%	.56%
Net investment income (loss)	1.23%A	1.11%	1.18%	.50% G	1.00% H	.62% I
Supplemental Data
Net assets, end of period (in millions)	$ 85	$ 97	$ 119	$ 70	$ 47	$ 47
Portfolio turnover rate F	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%. J The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 41.57	$ 38.46	$ 29.51	$ 24.26	$ 24.69	$ 19.97
Income from Investment Operations
Net investment income (loss) D	.22	.37	.34	.08 G	.22 H	.10 I
Net realized and unrealized gain (loss)	2.78	3.06	8.79	5.37	(.53)	4.63
Total from investment operations	3.00	3.43	9.13	5.45	(.31)	4.73
Distributions from net investment income	(.41)	(.32)	(.18)	(.20)	(.11) J	-
Distributions from net realized gain	(.01)	-	-	-	(.01) J	(.01)
Total distributions	(.42)	(.32)	(.18)	(.20)	(.12)	(.01)
Net asset value, end of period	$ 44.15	$ 41.57	$ 38.46	$ 29.51	$ 24.26	$ 24.69
Total ReturnB, C	7.29%	9.01%	31.11%	22.67%	(1.30)%	23.67%
Ratios to Average Net Assets E, K
Expenses before reductions	.70%A	.71%	.76%	.90%	.86%	.74%
Expenses net of fee waivers, if any	.70%A	.71%	.76%	.90%	.86%	.74%
Expenses net of all reductions	.70%A	.71%	.75%	.90%	.86%	.73%
Net investment income (loss)	1.06%	.93%	1.00%	.31% G	.82% H	.46% I
Supplemental Data
Net assets, end of period (in millions)	$ 87	$ 86	$ 74	$ 66	$ 52	$ 53
Portfolio turnover rate F	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%. J The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued base on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 627,892
Gross unrealized depreciation	(23,972)
Net unrealized appreciation (depreciation) on securities and other investments	$ 603,920

Tax cost	$ 946,670

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (52,256)
2017	(187,132)
Total capital loss carryforward	$ (239,388)

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $33,252 and $116,379, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged 25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment **(up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 294	$ 6
Class T	.25%	.25%	813	16
Class B	.75%	.25%	32	24
Class C	.75%	.25%	268	14
			$ 1,407	$ 60

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	4
Class B*	1
Class C*	1
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 261.22
Class T	302.19
Class B	10.30
Class C	62.23
Fidelity Value Strategies Fund	765.21
Class K	20.05
Institutional Class	95.22
	$ 1,515

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $485, including $3 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Fidelity Value Strategies Fund expenses during the period in the amount of $1.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 1,818	$ 1,567
Class T	1,723	1,415
Class C	88	32
Fidelity Value Strategies Fund	7,313	5,578
Fidelity Value Strategies Fund Class K	938	1,131
Institutional Class	842	608
Total	$ 12,722	$ 10,331
From net realized gain
Class A	$ 48	$ -
Class T	64	-
Class C	12	-
Fidelity Value Strategies Fund	142	-
Fidelity Value Strategies Fund Class K	16	-
Institutional Class	16	-
Total	$ 298	$ -

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	231	546	$ 9,217	$ 20,399
Reinvestment of distributions	46	41	1,760	1,447
Shares redeemed	(411)	(1,342)	(16,286)	(50,201)
Net increase (decrease)	(134)	(755)	$ (5,309)	$ (28,355)
Class T
Shares sold	277	435	$ 11,420	$ 16,774
Reinvestment of distributions	41	35	1,646	1,293
Shares redeemed	(659)	(1,420)	(26,990)	(54,916)
Net increase (decrease)	(341)	(950)	$ (13,924)	$ (36,849)
Class B
Shares sold	-*	1	$ 13	$ 30
Shares redeemed	(53)	(140)	(1,917)	(4,799)
Net increase (decrease)	(53)	(139)	$ (1,904)	$ (4,769)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class C
Shares sold	76	125	$ 2,752	$ 4,210
Reinvestment of distributions	3	1	95	29
Shares redeemed	(114)	(282)	(4,128)	(9,502)
Net increase (decrease)	(35)	(156)	$ (1,281)	$ (5,263)
Fidelity Value Strategies Fund
Shares sold	494	7,626	$ 21,929	$ 315,612
Reinvestment of distributions	106	127	4,551	4,998
Shares redeemed	(3,016)	(6,627)	(133,055)	(273,372)
Net increase (decrease)	(2,416)	1,126	$ (106,575)	$ 47,238
Fidelity Value Strategies Fund Class K
Shares sold	169	669	$ 7,534	$ 27,831
Reinvestment of distributions	22	29	954	1,131
Shares redeemed	(581)	(1,437)	(25,285)	(60,236)
Net increase (decrease)	(390)	(739)	$ (16,797)	$ (31,274)
Institutional Class
Shares sold	150	522	$ 6,404	$ 20,905
Reinvestment of distributions	18	14	748	523
Shares redeemed	(257)	(403)	(10,878)	(15,969)
Net increase (decrease)	(89)	133	$ (3,726)	$ 5,459

* Amount represents three hundred and thirty four shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SOI-K-USAN-0715
1.863338.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity® Value Strategies Fund

(A Class of Fidelity Advisor® Value
Strategies Fund)

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	.95%
Actual		$ 1,000.00	$ 1,071.30	$ 4.91
Hypothetical A		$ 1,000.00	$ 1,020.19	$ 4.78
Class T	1.16%
Actual		$ 1,000.00	$ 1,070.00	$ 5.99
Hypothetical A		$ 1,000.00	$ 1,019.15	$ 5.84
Class B	1.78%
Actual		$ 1,000.00	$ 1,066.90	$ 9.17
Hypothetical A		$ 1,000.00	$ 1,016.06	$ 8.95
Class C	1.71%
Actual		$ 1,000.00	$ 1,067.30	$ 8.81
Hypothetical A		$ 1,000.00	$ 1,016.40	$ 8.60
Fidelity Value Strategies Fund	.68%
Actual		$ 1,000.00	$ 1,072.80	$ 3.51
Hypothetical A		$ 1,000.00	$ 1,021.54	$ 3.43
Class K	.52%
Actual		$ 1,000.00	$ 1,073.60	$ 2.69
Hypothetical A		$ 1,000.00	$ 1,022.34	$ 2.62
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,072.90	$ 3.62
Hypothetical A		$ 1,000.00	$ 1,021.44	$ 3.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	5.3	5.5
Apple, Inc.	4.8	4.2
Delphi Automotive PLC	4.1	3.3
Bank of America Corp.	3.6	3.6
Symantec Corp.	3.1	3.1
General Motors Co.	3.0	2.7
Sanofi SA sponsored ADR	2.6	3.3
U.S. Bancorp	2.4	2.4
Universal Health Services, Inc. Class B	2.3	1.8
St. Jude Medical, Inc.	2.2	2.0
	33.4
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.0	20.3
Health Care	16.3	15.1
Information Technology	13.7	14.0
Financials	12.8	12.9
Materials	8.6	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks 97.1%		Stocks 93.6%
	Bonds 0.5%		Bonds 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 6.2%
* Foreign investments	17.5%	** Foreign investments	17.0%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.0%
Auto Components - 4.7%
Delphi Automotive PLC	719,777	$ 62,606
Tenneco, Inc. (a)	164,524	9,661
		72,267
Automobiles - 3.3%
General Motors Co.	1,284,836	46,216
Volkswagen AG	18,856	4,546
		50,762
Diversified Consumer Services - 1.4%
Service Corp. International	729,650	21,204
Hotels, Restaurants & Leisure - 2.0%
Cedar Fair LP (depositary unit)	227,420	13,716
Wyndham Worldwide Corp.	199,867	16,971
		30,687
Household Durables - 3.7%
Lennar Corp. Class A (d)	424,700	19,804
PulteGroup, Inc.	744,504	14,280
Ryland Group, Inc.	151,400	6,369
Standard Pacific Corp. (a)	1,866,450	15,380
		55,833
Leisure Products - 3.0%
Hasbro, Inc.	266,797	19,244
Vista Outdoor, Inc. (a)	557,700	25,704
		44,948
Media - 1.0%
Omnicom Group, Inc.	120,112	8,952
Regal Entertainment Group Class A (d)	330,800	6,934
		15,886
Specialty Retail - 3.5%
Asbury Automotive Group, Inc. (a)	343,641	29,251
GameStop Corp. Class A (d)	410,113	17,803
Vitamin Shoppe, Inc. (a)	172,300	6,840
		53,894
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	64,100	6,707
TOTAL CONSUMER DISCRETIONARY		352,188
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 6.6%
Beverages - 2.2%
Cott Corp.	3,511,564	$ 33,676
Food & Staples Retailing - 1.6%
CVS Health Corp.	237,100	24,274
Food Products - 2.1%
Bunge Ltd.	102,214	9,461
Calavo Growers, Inc.	232,028	11,706
SunOpta, Inc. (a)	984,885	9,987
		31,154
Household Products - 0.7%
Procter & Gamble Co.	142,100	11,139
TOTAL CONSUMER STAPLES		100,243
ENERGY - 3.4%
Energy Equipment & Services - 0.5%
Halliburton Co.	183,600	8,335
Oil, Gas & Consumable Fuels - 2.9%
EP Energy Corp. (a)(d)	274,600	3,611
HollyFrontier Corp.	153,000	6,372
Kinder Morgan, Inc.	170,400	7,070
The Williams Companies, Inc.	154,500	7,895
Valero Energy Corp.	327,300	19,389
		44,337
TOTAL ENERGY		52,672
FINANCIALS - 12.8%
Banks - 9.7%
Bank of America Corp.	3,355,213	55,361
CIT Group, Inc.	157,349	7,279
Citigroup, Inc.	227,323	12,294
JPMorgan Chase & Co.	116,400	7,657
Regions Financial Corp.	778,163	7,852
U.S. Bancorp	862,484	37,182
Wells Fargo & Co.	377,370	21,118
		148,743
Capital Markets - 0.8%
The Blackstone Group LP	267,400	11,712
Insurance - 2.3%
AFLAC, Inc.	251,686	15,660
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	201,698	$ 11,822
Unum Group	235,260	8,225
		35,707
TOTAL FINANCIALS		196,162
HEALTH CARE - 16.3%
Health Care Equipment & Supplies - 6.5%
Alere, Inc. (a)	172,283	8,886
Boston Scientific Corp. (a)	1,785,400	32,619
C.R. Bard, Inc.	75,400	12,842
St. Jude Medical, Inc.	463,300	34,168
Zimmer Holdings, Inc.	87,600	9,994
		98,509
Health Care Providers & Services - 3.2%
DaVita HealthCare Partners, Inc. (a)	158,496	13,279
Universal Health Services, Inc. Class B	278,914	36,142
		49,421
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	180,700	7,443
PerkinElmer, Inc.	207,500	10,941
		18,384
Pharmaceuticals - 5.4%
Johnson & Johnson	187,800	18,806
Merck & Co., Inc.	390,800	23,796
Sanofi SA sponsored ADR	815,544	40,296
		82,898
TOTAL HEALTH CARE		249,212
INDUSTRIALS - 6.9%
Aerospace & Defense - 4.3%
Esterline Technologies Corp. (a)	180,022	19,473
Honeywell International, Inc.	139,500	14,536
Orbital ATK, Inc.	278,850	21,332
Textron, Inc.	223,717	10,116
		65,457
Machinery - 1.9%
Blount International, Inc.	506,704	5,863
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	86,300	$ 8,085
Ingersoll-Rand PLC	208,100	14,313
		28,261
Trading Companies & Distributors - 0.7%
Aircastle Ltd.	467,200	11,334
TOTAL INDUSTRIALS		105,052
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 0.4%
Cisco Systems, Inc.	204,600	5,997
IT Services - 0.7%
Fidelity National Information Services, Inc.	165,730	10,391
Semiconductors & Semiconductor Equipment - 3.4%
Cypress Semiconductor Corp.	1,507,475	20,698
MagnaChip Semiconductor Corp. (a)	978,700	7,017
Micron Technology, Inc. (a)	559,183	15,618
ON Semiconductor Corp. (a)	646,970	8,579
		51,912
Software - 4.4%
Microsoft Corp.	429,324	20,118
Symantec Corp.	1,886,671	46,459
		66,577
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	566,160	73,759
TOTAL INFORMATION TECHNOLOGY		208,636
MATERIALS - 8.6%
Chemicals - 7.9%
Ashland, Inc.	83,100	10,587
Axiall Corp.	284,126	10,714
LyondellBasell Industries NV Class A	801,292	81,009
PPG Industries, Inc.	77,296	17,692
		120,002
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	166,200	10,826
TOTAL MATERIALS		130,828
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Level 3 Communications, Inc. (a)	558,139	$ 30,966
UTILITIES - 3.8%
Electric Utilities - 0.4%
NextEra Energy, Inc.	67,700	6,928
Independent Power and Renewable Electricity Producers - 2.1%
Calpine Corp. (a)	822,963	16,542
The AES Corp.	1,127,600	15,335
		31,877
Multi-Utilities - 1.3%
Sempra Energy	179,639	19,306
TOTAL UTILITIES		58,111
TOTAL COMMON STOCKS (Cost $870,999)		1,484,070
Nonconvertible Bonds - 0.5%
Principal Amount (000s)
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Peabody Energy Corp. 6.25% 11/15/21 (Cost $14,154)	$ 15,405	7,587
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	34,921,635	34,922
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	24,011,079	24,011
TOTAL MONEY MARKET FUNDS (Cost $58,933)		58,933
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $944,086)		1,550,590
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(23,002)
NET ASSETS - 100%		$ 1,527,588
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	485
Total	$ 509
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 352,188	$ 352,188	$ -	$ -
Consumer Staples	100,243	100,243	-	-
Energy	52,672	52,672	-	-
Financials	196,162	196,162	-	-
Health Care	249,212	249,212	-	-
Industrials	105,052	105,052	-	-
Information Technology	208,636	208,636	-	-
Materials	130,828	130,828	-	-
Telecommunication Services	30,966	30,966	-	-
Utilities	58,111	58,111	-	-
Corporate Bonds	7,587	-	7,587	-
Money Market Funds	58,933	58,933	-	-
Total Investments in Securities:	$ 1,550,590	$ 1,543,003	$ 7,587	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.5%
Netherlands	5.3%
Bailiwick of Jersey	4.1%
Canada	2.9%
France	2.6%
Bermuda	1.3%
Ireland	1.0%
Others (Individually Less Than 1%)	0.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,402) - See accompanying schedule: Unaffiliated issuers (cost $885,153)	$ 1,491,657
Fidelity Central Funds (cost $58,933)	58,933
Total Investments (cost $944,086)		$ 1,550,590
Receivable for fund shares sold		381
Dividends receivable		2,978
Interest receivable		43
Distributions receivable from Fidelity Central Funds		108
Prepaid expenses		1
Other receivables		2
Total assets		1,554,103

Liabilities
Payable for fund shares redeemed	1,354
Accrued management fee	589
Distribution and service plan fees payable	239
Other affiliated payables	290
Other payables and accrued expenses	32
Collateral on securities loaned, at value	24,011
Total liabilities		26,515

Net Assets		$ 1,527,588
Net Assets consist of:
Paid in capital		$ 1,112,801
Undistributed net investment income		5,872
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(197,589)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		606,504
Net Assets		$ 1,527,588

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($241,818 ÷ 5,848.3 shares)	$ 41.35

Maximum offering price per share (100/94.25 of $41.35)	$ 43.87
Class T: Net Asset Value and redemption price per share ($330,396 ÷ 7,708.1 shares)	$ 42.86

Maximum offering price per share (100/96.50 of $42.86)	$ 44.41
Class B: Net Asset Value and offering price per share ($5,763 ÷ 152.4 shares)A	$ 37.81

Class C: Net Asset Value and offering price per share ($54,793 ÷ 1,466.6 shares)A	$ 37.36

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($722,881 ÷ 15,620.9 shares)	$ 46.28

Class K: Net Asset Value, offering price and redemption price per share ($84,977 ÷ 1,836.9 shares)	$ 46.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($86,960 ÷ 1,969.8 shares)	$ 44.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 12,234
Interest		719
Income from Fidelity Central Funds		509
Total income		13,462

Expenses
Management fee Basic fee	$ 4,206
Performance adjustment	(921)
Transfer agent fees	1,515
Distribution and service plan fees	1,407
Accounting and security lending fees	244
Custodian fees and expenses	7
Independent trustees' compensation	3
Registration fees	75
Audit	37
Legal	2
Miscellaneous	7
Total expenses before reductions	6,582
Expense reductions	(8)	6,574
Net investment income (loss)		6,888
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,255
Total net realized gain (loss)		56,255
Change in net unrealized appreciation (depreciation) on: Investment securities	41,867
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		41,870
Net gain (loss)		98,125
Net increase (decrease) in net assets resulting from operations		$ 105,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,888	$ 12,033
Net realized gain (loss)	56,255	6,319
Change in net unrealized appreciation (depreciation)	41,870	112,825
Net increase (decrease) in net assets resulting from operations	105,013	131,177
Distributions to shareholders from net investment income	(12,722)	(10,331)
Distributions to shareholders from net realized gain	(298)	-
Total distributions	(13,020)	(10,331)
Share transactions - net increase (decrease)	(149,516)	(53,813)
Total increase (decrease) in net assets	(57,523)	67,033

Net Assets
Beginning of period	1,585,111	1,518,078
End of period (including undistributed net investment income of $5,872 and undistributed net investment income of $11,706, respectively)	$ 1,527,588	$ 1,585,111

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.91	$ 36.02	$ 27.62	$ 22.71	$ 23.11	$ 18.77
Income from Investment Operations
Net investment income (loss) E	.16	.25	.23	- H	.13 I	.03 J
Net realized and unrealized gain (loss)	2.59	2.87	8.25	5.03	(.49)	4.32
Total from investment operations	2.75	3.12	8.48	5.03	(.36)	4.35
Distributions from net investment income	(.31)	(.23)	(.08)	(.12)	(.03) K	-
Distributions from net realized gain	(.01)	-	-	-	(.01) K	(.01)
Total distributions	(.31) M	(.23)	(.08)	(.12)	(.04)	(.01)
Net asset value, end of period	$ 41.35	$ 38.91	$ 36.02	$ 27.62	$ 22.71	$ 23.11
Total ReturnB, C, D	7.13%	8.74%	30.77%	22.29%	(1.57)%	23.16%
Ratios to Average Net Assets F, L
Expenses before reductions	.95%A	.96%	1.04%	1.21%	1.18%	1.08%
Expenses net of fee waivers, if any	.95%A	.96%	1.04%	1.21%	1.18%	1.08%
Expenses net of all reductions	.95%A	.96%	1.03%	1.21%	1.17%	1.07%
Net investment income (loss)	.81%A	.68%	.73%	-%H	.51% I	.12% J
Supplemental Data
Net assets, end of period (in millions)	$ 242	$ 233	$ 243	$ 203	$ 190	$ 221
Portfolio turnover rate G	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. K The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Total distributions of $.31 per share is comprised of distributions from net investment income of $.305 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 37.28	$ 28.58	$ 23.48	$ 23.90	$ 19.44
Income from Investment Operations
Net investment income (loss) E	.12	.18	.18	(.05) H	.08 I	(.01) J
Net realized and unrealized gain (loss)	2.68	2.98	8.54	5.22	(.50)	4.48
Total from investment operations	2.80	3.16	8.72	5.17	(.42)	4.47
Distributions from net investment income	(.22)	(.16)	(.02)	(.07)	-	-
Distributions from net realized gain	(.01)	-	-	-	-	(.01)
Total distributions	(.22) L	(.16)	(.02)	(.07)	-	(.01)
Net asset value, end of period	$ 42.86	$ 40.28	$ 37.28	$ 28.58	$ 23.48	$ 23.90
Total ReturnB, C, D	7.00%	8.51%	30.52%	22.08%	(1.76)%	22.98%
Ratios to Average Net Assets F, K
Expenses before reductions	1.16%A	1.17%	1.23%	1.38%	1.35%	1.26%
Expenses net of fee waivers, if any	1.16%A	1.17%	1.23%	1.38%	1.35%	1.26%
Expenses net of all reductions	1.16%A	1.17%	1.22%	1.38%	1.35%	1.25%
Net investment income (loss)	.59%A	.47%	.54%	(.17)% H	.33% I	(.06)% J
Supplemental Data
Net assets, end of period (in millions)	$ 330	$ 324	$ 335	$ 283	$ 274	$ 344
Portfolio turnover rate G	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Total distributions of $.22 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.44	$ 32.86	$ 25.34	$ 20.87	$ 21.37	$ 17.48
Income from Investment Operations
Net investment income (loss) E	-	(.05)	(.02)	(.18) H	(.06) I	(.13) J
Net realized and unrealized gain (loss)	2.37	2.63	7.54	4.65	(.44)	4.03
Total from investment operations	2.37	2.58	7.52	4.47	(.50)	3.90
Distributions from net realized gain	-	-	-	-	-	(.01)
Net asset value, end of period	$ 37.81	$ 35.44	$ 32.86	$ 25.34	$ 20.87	$ 21.37
Total ReturnB, C, D	6.69%	7.85%	29.68%	21.42%	(2.34)%	22.29%
Ratios to Average Net Assets F, K
Expenses before reductions	1.78%A	1.78%	1.83%	1.97%	1.93%	1.83%
Expenses net of fee waivers, if any	1.78%A	1.78%	1.83%	1.97%	1.93%	1.83%
Expenses net of all reductions	1.78%A	1.78%	1.82%	1.97%	1.93%	1.82%
Net investment income (loss)	(.02)%A	(.14)%	(.07)%	(.76)% H	(.25)% I	(.64)% J
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 11	$ 13	$ 16	$ 30
Portfolio turnover rate G	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.07	$ 32.52	$ 25.06	$ 20.64	$ 21.13	$ 17.29
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.01)	(.17) H	(.05) I	(.12) J
Net realized and unrealized gain (loss)	2.35	2.60	7.47	4.59	(.44)	3.97
Total from investment operations	2.36	2.57	7.46	4.42	(.49)	3.85
Distributions from net investment income	(.06)	(.02)	-	-	-	-
Distributions from net realized gain	(.01)	-	-	-	-	(.01)
Total distributions	(.07)	(.02)	-	-	-	(.01)
Net asset value, end of period	$ 37.36	$ 35.07	$ 32.52	$ 25.06	$ 20.64	$ 21.13
Total ReturnB, C, D	6.73%	7.91%	29.77%	21.41%	(2.32)%	22.25%
Ratios to Average Net Assets F, K
Expenses before reductions	1.71%A	1.72%	1.78%	1.95%	1.92%	1.83%
Expenses net of fee waivers, if any	1.71%A	1.72%	1.78%	1.95%	1.92%	1.83%
Expenses net of all reductions	1.71%A	1.72%	1.77%	1.95%	1.92%	1.82%
Net investment income (loss)	.05%A	(.08)%	(.02)%	(.75)% H	(.24)% I	(.63)% J
Supplemental Data
Net assets, end of period (in millions)	$ 55	$ 53	$ 54	$ 43	$ 40	$ 49
Portfolio turnover rate G	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 43.56	$ 40.28	$ 30.89	$ 25.37	$ 25.80	$ 20.89
Income from Investment Operations
Net investment income (loss) D	.24	.40	.37	.09 G	.22 H	.09 I
Net realized and unrealized gain (loss)	2.90	3.21	9.20	5.62	(.54)	4.83
Total from investment operations	3.14	3.61	9.57	5.71	(.32)	4.92
Distributions from net investment income	(.41)	(.33)	(.18)	(.19)	(.10) J	-
Distributions from net realized gain	(.01)	-	-	-	(.01) J	(.01)
Total distributions	(.42)	(.33)	(.18)	(.19)	(.11)	(.01)
Net asset value, end of period	$ 46.28	$ 43.56	$ 40.28	$ 30.89	$ 25.37	$ 25.80
Total ReturnB, C	7.28%	9.05%	31.14%	22.69%	(1.29)%	23.54%
Ratios to Average Net Assets E, K
Expenses before reductions	.68%A	.69%	.73%	.89%	.88%	.81%
Expenses net of fee waivers, if any	.68%A	.69%	.73%	.89%	.88%	.81%
Expenses net of all reductions	.68%A	.69%	.72%	.89%	.88%	.80%
Net investment income (loss)	1.07%A	.95%	1.03%	.31% G	.80% H	.39% I
Supplemental Data
Net assets, end of period (in millions)	$ 723	$ 786	$ 681	$ 396	$ 284	$ 360
Portfolio turnover rate F	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. J The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 43.57	$ 40.28	$ 30.89	$ 25.38	$ 25.82	$ 20.86
Income from Investment Operations
Net investment income (loss) D	.27	.47	.43	.14 G	.28 H	.15 I
Net realized and unrealized gain (loss)	2.90	3.20	9.18	5.61	(.55)	4.82
Total from investment operations	3.17	3.67	9.61	5.75	(.27)	4.97
Distributions from net investment income	(.47)	(.38)	(.22)	(.24)	(.16) J	-
Distributions from net realized gain	(.01)	-	-	-	(.01) J	(.01)
Total distributions	(.48)	(.38)	(.22)	(.24)	(.17)	(.01)
Net asset value, end of period	$ 46.26	$ 43.57	$ 40.28	$ 30.89	$ 25.38	$ 25.82
Total ReturnB, C	7.36%	9.21%	31.34%	22.93%	(1.11)%	23.81%
Ratios to Average Net Assets E, K
Expenses before reductions	.52%A	.53%	.58%	.71%	.68%	.58%
Expenses net of fee waivers, if any	.52%A	.53%	.58%	.71%	.68%	.58%
Expenses net of all reductions	.52%A	.53%	.57%	.71%	.68%	.56%
Net investment income (loss)	1.23%A	1.11%	1.18%	.50% G	1.00% H	.62% I
Supplemental Data
Net assets, end of period (in millions)	$ 85	$ 97	$ 119	$ 70	$ 47	$ 47
Portfolio turnover rate F	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%. J The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 41.57	$ 38.46	$ 29.51	$ 24.26	$ 24.69	$ 19.97
Income from Investment Operations
Net investment income (loss) D	.22	.37	.34	.08 G	.22 H	.10 I
Net realized and unrealized gain (loss)	2.78	3.06	8.79	5.37	(.53)	4.63
Total from investment operations	3.00	3.43	9.13	5.45	(.31)	4.73
Distributions from net investment income	(.41)	(.32)	(.18)	(.20)	(.11) J	-
Distributions from net realized gain	(.01)	-	-	-	(.01) J	(.01)
Total distributions	(.42)	(.32)	(.18)	(.20)	(.12)	(.01)
Net asset value, end of period	$ 44.15	$ 41.57	$ 38.46	$ 29.51	$ 24.26	$ 24.69
Total ReturnB, C	7.29%	9.01%	31.11%	22.67%	(1.30)%	23.67%
Ratios to Average Net Assets E, K
Expenses before reductions	.70%A	.71%	.76%	.90%	.86%	.74%
Expenses net of fee waivers, if any	.70%A	.71%	.76%	.90%	.86%	.74%
Expenses net of all reductions	.70%A	.71%	.75%	.90%	.86%	.73%
Net investment income (loss)	1.06%	.93%	1.00%	.31% G	.82% H	.46% I
Supplemental Data
Net assets, end of period (in millions)	$ 87	$ 86	$ 74	$ 66	$ 52	$ 53
Portfolio turnover rate F	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%. J The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued base on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 627,892
Gross unrealized depreciation	(23,972)
Net unrealized appreciation (depreciation) on securities and other investments	$ 603,920

Tax cost	$ 946,670

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (52,256)
2017	(187,132)
Total capital loss carryforward	$ (239,388)

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $33,252 and $116,379, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged 25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment **(up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 294	$ 6
Class T	.25%	.25%	813	16
Class B	.75%	.25%	32	24
Class C	.75%	.25%	268	14
			$ 1,407	$ 60

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	4
Class B*	1
Class C*	1
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 261.22
Class T	302.19
Class B	10.30
Class C	62.23
Fidelity Value Strategies Fund	765.21
Class K	20.05
Institutional Class	95.22
	$ 1,515

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $485, including $3 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Fidelity Value Strategies Fund expenses during the period in the amount of $1.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 1,818	$ 1,567
Class T	1,723	1,415
Class C	88	32
Fidelity Value Strategies Fund	7,313	5,578
Fidelity Value Strategies Fund Class K	938	1,131
Institutional Class	842	608
Total	$ 12,722	$ 10,331
From net realized gain
Class A	$ 48	$ -
Class T	64	-
Class C	12	-
Fidelity Value Strategies Fund	142	-
Fidelity Value Strategies Fund Class K	16	-
Institutional Class	16	-
Total	$ 298	$ -

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	231	546	$ 9,217	$ 20,399
Reinvestment of distributions	46	41	1,760	1,447
Shares redeemed	(411)	(1,342)	(16,286)	(50,201)
Net increase (decrease)	(134)	(755)	$ (5,309)	$ (28,355)
Class T
Shares sold	277	435	$ 11,420	$ 16,774
Reinvestment of distributions	41	35	1,646	1,293
Shares redeemed	(659)	(1,420)	(26,990)	(54,916)
Net increase (decrease)	(341)	(950)	$ (13,924)	$ (36,849)
Class B
Shares sold	-*	1	$ 13	$ 30
Shares redeemed	(53)	(140)	(1,917)	(4,799)
Net increase (decrease)	(53)	(139)	$ (1,904)	$ (4,769)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class C
Shares sold	76	125	$ 2,752	$ 4,210
Reinvestment of distributions	3	1	95	29
Shares redeemed	(114)	(282)	(4,128)	(9,502)
Net increase (decrease)	(35)	(156)	$ (1,281)	$ (5,263)
Fidelity Value Strategies Fund
Shares sold	494	7,626	$ 21,929	$ 315,612
Reinvestment of distributions	106	127	4,551	4,998
Shares redeemed	(3,016)	(6,627)	(133,055)	(273,372)
Net increase (decrease)	(2,416)	1,126	$ (106,575)	$ 47,238
Fidelity Value Strategies Fund Class K
Shares sold	169	669	$ 7,534	$ 27,831
Reinvestment of distributions	22	29	954	1,131
Shares redeemed	(581)	(1,437)	(25,285)	(60,236)
Net increase (decrease)	(390)	(739)	$ (16,797)	$ (31,274)
Institutional Class
Shares sold	150	522	$ 6,404	$ 20,905
Reinvestment of distributions	18	14	748	523
Shares redeemed	(257)	(403)	(10,878)	(15,969)
Net increase (decrease)	(89)	133	$ (3,726)	$ 5,459

* Amount represents three hundred and thirty four shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions and
Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SOI-USAN-0715
1.786807.112
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments May 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value Strategies

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2014 to May 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2014	Ending Account Value May 31, 2015	Expenses Paid During Period* December 1, 2014 to May 31, 2015
Class A	.95%
Actual		$ 1,000.00	$ 1,071.30	$ 4.91
Hypothetical A		$ 1,000.00	$ 1,020.19	$ 4.78
Class T	1.16%
Actual		$ 1,000.00	$ 1,070.00	$ 5.99
Hypothetical A		$ 1,000.00	$ 1,019.15	$ 5.84
Class B	1.78%
Actual		$ 1,000.00	$ 1,066.90	$ 9.17
Hypothetical A		$ 1,000.00	$ 1,016.06	$ 8.95
Class C	1.71%
Actual		$ 1,000.00	$ 1,067.30	$ 8.81
Hypothetical A		$ 1,000.00	$ 1,016.40	$ 8.60
Fidelity Value Strategies Fund	.68%
Actual		$ 1,000.00	$ 1,072.80	$ 3.51
Hypothetical A		$ 1,000.00	$ 1,021.54	$ 3.43
Class K	.52%
Actual		$ 1,000.00	$ 1,073.60	$ 2.69
Hypothetical A		$ 1,000.00	$ 1,022.34	$ 2.62
Institutional Class	.70%
Actual		$ 1,000.00	$ 1,072.90	$ 3.62
Hypothetical A		$ 1,000.00	$ 1,021.44	$ 3.53

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	5.3	5.5
Apple, Inc.	4.8	4.2
Delphi Automotive PLC	4.1	3.3
Bank of America Corp.	3.6	3.6
Symantec Corp.	3.1	3.1
General Motors Co.	3.0	2.7
Sanofi SA sponsored ADR	2.6	3.3
U.S. Bancorp	2.4	2.4
Universal Health Services, Inc. Class B	2.3	1.8
St. Jude Medical, Inc.	2.2	2.0
	33.4
Top Five Market Sectors as of May 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.0	20.3
Health Care	16.3	15.1
Information Technology	13.7	14.0
Financials	12.8	12.9
Materials	8.6	9.4
Asset Allocation (% of fund's net assets)
As of May 31, 2015*		As of November 30, 2014**
	Stocks 97.1%		Stocks 93.6%
	Bonds 0.5%		Bonds 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 6.2%
* Foreign investments	17.5%	** Foreign investments	17.0%

Semiannual Report

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.0%
Auto Components - 4.7%
Delphi Automotive PLC	719,777	$ 62,606
Tenneco, Inc. (a)	164,524	9,661
		72,267
Automobiles - 3.3%
General Motors Co.	1,284,836	46,216
Volkswagen AG	18,856	4,546
		50,762
Diversified Consumer Services - 1.4%
Service Corp. International	729,650	21,204
Hotels, Restaurants & Leisure - 2.0%
Cedar Fair LP (depositary unit)	227,420	13,716
Wyndham Worldwide Corp.	199,867	16,971
		30,687
Household Durables - 3.7%
Lennar Corp. Class A (d)	424,700	19,804
PulteGroup, Inc.	744,504	14,280
Ryland Group, Inc.	151,400	6,369
Standard Pacific Corp. (a)	1,866,450	15,380
		55,833
Leisure Products - 3.0%
Hasbro, Inc.	266,797	19,244
Vista Outdoor, Inc. (a)	557,700	25,704
		44,948
Media - 1.0%
Omnicom Group, Inc.	120,112	8,952
Regal Entertainment Group Class A (d)	330,800	6,934
		15,886
Specialty Retail - 3.5%
Asbury Automotive Group, Inc. (a)	343,641	29,251
GameStop Corp. Class A (d)	410,113	17,803
Vitamin Shoppe, Inc. (a)	172,300	6,840
		53,894
Textiles, Apparel & Luxury Goods - 0.4%
PVH Corp.	64,100	6,707
TOTAL CONSUMER DISCRETIONARY		352,188
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 6.6%
Beverages - 2.2%
Cott Corp.	3,511,564	$ 33,676
Food & Staples Retailing - 1.6%
CVS Health Corp.	237,100	24,274
Food Products - 2.1%
Bunge Ltd.	102,214	9,461
Calavo Growers, Inc.	232,028	11,706
SunOpta, Inc. (a)	984,885	9,987
		31,154
Household Products - 0.7%
Procter & Gamble Co.	142,100	11,139
TOTAL CONSUMER STAPLES		100,243
ENERGY - 3.4%
Energy Equipment & Services - 0.5%
Halliburton Co.	183,600	8,335
Oil, Gas & Consumable Fuels - 2.9%
EP Energy Corp. (a)(d)	274,600	3,611
HollyFrontier Corp.	153,000	6,372
Kinder Morgan, Inc.	170,400	7,070
The Williams Companies, Inc.	154,500	7,895
Valero Energy Corp.	327,300	19,389
		44,337
TOTAL ENERGY		52,672
FINANCIALS - 12.8%
Banks - 9.7%
Bank of America Corp.	3,355,213	55,361
CIT Group, Inc.	157,349	7,279
Citigroup, Inc.	227,323	12,294
JPMorgan Chase & Co.	116,400	7,657
Regions Financial Corp.	778,163	7,852
U.S. Bancorp	862,484	37,182
Wells Fargo & Co.	377,370	21,118
		148,743
Capital Markets - 0.8%
The Blackstone Group LP	267,400	11,712
Insurance - 2.3%
AFLAC, Inc.	251,686	15,660
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	201,698	$ 11,822
Unum Group	235,260	8,225
		35,707
TOTAL FINANCIALS		196,162
HEALTH CARE - 16.3%
Health Care Equipment & Supplies - 6.5%
Alere, Inc. (a)	172,283	8,886
Boston Scientific Corp. (a)	1,785,400	32,619
C.R. Bard, Inc.	75,400	12,842
St. Jude Medical, Inc.	463,300	34,168
Zimmer Holdings, Inc.	87,600	9,994
		98,509
Health Care Providers & Services - 3.2%
DaVita HealthCare Partners, Inc. (a)	158,496	13,279
Universal Health Services, Inc. Class B	278,914	36,142
		49,421
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	180,700	7,443
PerkinElmer, Inc.	207,500	10,941
		18,384
Pharmaceuticals - 5.4%
Johnson & Johnson	187,800	18,806
Merck & Co., Inc.	390,800	23,796
Sanofi SA sponsored ADR	815,544	40,296
		82,898
TOTAL HEALTH CARE		249,212
INDUSTRIALS - 6.9%
Aerospace & Defense - 4.3%
Esterline Technologies Corp. (a)	180,022	19,473
Honeywell International, Inc.	139,500	14,536
Orbital ATK, Inc.	278,850	21,332
Textron, Inc.	223,717	10,116
		65,457
Machinery - 1.9%
Blount International, Inc.	506,704	5,863
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	86,300	$ 8,085
Ingersoll-Rand PLC	208,100	14,313
		28,261
Trading Companies & Distributors - 0.7%
Aircastle Ltd.	467,200	11,334
TOTAL INDUSTRIALS		105,052
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 0.4%
Cisco Systems, Inc.	204,600	5,997
IT Services - 0.7%
Fidelity National Information Services, Inc.	165,730	10,391
Semiconductors & Semiconductor Equipment - 3.4%
Cypress Semiconductor Corp.	1,507,475	20,698
MagnaChip Semiconductor Corp. (a)	978,700	7,017
Micron Technology, Inc. (a)	559,183	15,618
ON Semiconductor Corp. (a)	646,970	8,579
		51,912
Software - 4.4%
Microsoft Corp.	429,324	20,118
Symantec Corp.	1,886,671	46,459
		66,577
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	566,160	73,759
TOTAL INFORMATION TECHNOLOGY		208,636
MATERIALS - 8.6%
Chemicals - 7.9%
Ashland, Inc.	83,100	10,587
Axiall Corp.	284,126	10,714
LyondellBasell Industries NV Class A	801,292	81,009
PPG Industries, Inc.	77,296	17,692
		120,002
Containers & Packaging - 0.7%
Rock-Tenn Co. Class A	166,200	10,826
TOTAL MATERIALS		130,828
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Level 3 Communications, Inc. (a)	558,139	$ 30,966
UTILITIES - 3.8%
Electric Utilities - 0.4%
NextEra Energy, Inc.	67,700	6,928
Independent Power and Renewable Electricity Producers - 2.1%
Calpine Corp. (a)	822,963	16,542
The AES Corp.	1,127,600	15,335
		31,877
Multi-Utilities - 1.3%
Sempra Energy	179,639	19,306
TOTAL UTILITIES		58,111
TOTAL COMMON STOCKS (Cost $870,999)		1,484,070
Nonconvertible Bonds - 0.5%
Principal Amount (000s)
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Peabody Energy Corp. 6.25% 11/15/21 (Cost $14,154)	$ 15,405	7,587
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	34,921,635	34,922
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	24,011,079	24,011
TOTAL MONEY MARKET FUNDS (Cost $58,933)		58,933
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $944,086)		1,550,590
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(23,002)
NET ASSETS - 100%		$ 1,527,588
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 24
Fidelity Securities Lending Cash Central Fund	485
Total	$ 509
Other Information

The following is a summary of the inputs used, as of May 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 352,188	$ 352,188	$ -	$ -
Consumer Staples	100,243	100,243	-	-
Energy	52,672	52,672	-	-
Financials	196,162	196,162	-	-
Health Care	249,212	249,212	-	-
Industrials	105,052	105,052	-	-
Information Technology	208,636	208,636	-	-
Materials	130,828	130,828	-	-
Telecommunication Services	30,966	30,966	-	-
Utilities	58,111	58,111	-	-
Corporate Bonds	7,587	-	7,587	-
Money Market Funds	58,933	58,933	-	-
Total Investments in Securities:	$ 1,550,590	$ 1,543,003	$ 7,587	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.5%
Netherlands	5.3%
Bailiwick of Jersey	4.1%
Canada	2.9%
France	2.6%
Bermuda	1.3%
Ireland	1.0%
Others (Individually Less Than 1%)	0.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,402) - See accompanying schedule: Unaffiliated issuers (cost $885,153)	$ 1,491,657
Fidelity Central Funds (cost $58,933)	58,933
Total Investments (cost $944,086)		$ 1,550,590
Receivable for fund shares sold		381
Dividends receivable		2,978
Interest receivable		43
Distributions receivable from Fidelity Central Funds		108
Prepaid expenses		1
Other receivables		2
Total assets		1,554,103

Liabilities
Payable for fund shares redeemed	1,354
Accrued management fee	589
Distribution and service plan fees payable	239
Other affiliated payables	290
Other payables and accrued expenses	32
Collateral on securities loaned, at value	24,011
Total liabilities		26,515

Net Assets		$ 1,527,588
Net Assets consist of:
Paid in capital		$ 1,112,801
Undistributed net investment income		5,872
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(197,589)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		606,504
Net Assets		$ 1,527,588

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($241,818 ÷ 5,848.3 shares)	$ 41.35

Maximum offering price per share (100/94.25 of $41.35)	$ 43.87
Class T: Net Asset Value and redemption price per share ($330,396 ÷ 7,708.1 shares)	$ 42.86

Maximum offering price per share (100/96.50 of $42.86)	$ 44.41
Class B: Net Asset Value and offering price per share ($5,763 ÷ 152.4 shares)A	$ 37.81

Class C: Net Asset Value and offering price per share ($54,793 ÷ 1,466.6 shares)A	$ 37.36

Fidelity Value Strategies Fund: Net Asset Value, offering price and redemption price per share ($722,881 ÷ 15,620.9 shares)	$ 46.28

Class K: Net Asset Value, offering price and redemption price per share ($84,977 ÷ 1,836.9 shares)	$ 46.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($86,960 ÷ 1,969.8 shares)	$ 44.15

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended May 31, 2015 (Unaudited)

Investment Income
Dividends		$ 12,234
Interest		719
Income from Fidelity Central Funds		509
Total income		13,462

Expenses
Management fee Basic fee	$ 4,206
Performance adjustment	(921)
Transfer agent fees	1,515
Distribution and service plan fees	1,407
Accounting and security lending fees	244
Custodian fees and expenses	7
Independent trustees' compensation	3
Registration fees	75
Audit	37
Legal	2
Miscellaneous	7
Total expenses before reductions	6,582
Expense reductions	(8)	6,574
Net investment income (loss)		6,888
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	56,255
Total net realized gain (loss)		56,255
Change in net unrealized appreciation (depreciation) on: Investment securities	41,867
Assets and liabilities in foreign currencies	3
Total change in net unrealized appreciation (depreciation)		41,870
Net gain (loss)		98,125
Net increase (decrease) in net assets resulting from operations		$ 105,013

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2015 (Unaudited)	Year ended November 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,888	$ 12,033
Net realized gain (loss)	56,255	6,319
Change in net unrealized appreciation (depreciation)	41,870	112,825
Net increase (decrease) in net assets resulting from operations	105,013	131,177
Distributions to shareholders from net investment income	(12,722)	(10,331)
Distributions to shareholders from net realized gain	(298)	-
Total distributions	(13,020)	(10,331)
Share transactions - net increase (decrease)	(149,516)	(53,813)
Total increase (decrease) in net assets	(57,523)	67,033

Net Assets
Beginning of period	1,585,111	1,518,078
End of period (including undistributed net investment income of $5,872 and undistributed net investment income of $11,706, respectively)	$ 1,527,588	$ 1,585,111

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 38.91	$ 36.02	$ 27.62	$ 22.71	$ 23.11	$ 18.77
Income from Investment Operations
Net investment income (loss) E	.16	.25	.23	- H	.13 I	.03 J
Net realized and unrealized gain (loss)	2.59	2.87	8.25	5.03	(.49)	4.32
Total from investment operations	2.75	3.12	8.48	5.03	(.36)	4.35
Distributions from net investment income	(.31)	(.23)	(.08)	(.12)	(.03) K	-
Distributions from net realized gain	(.01)	-	-	-	(.01) K	(.01)
Total distributions	(.31) M	(.23)	(.08)	(.12)	(.04)	(.01)
Net asset value, end of period	$ 41.35	$ 38.91	$ 36.02	$ 27.62	$ 22.71	$ 23.11
Total ReturnB, C, D	7.13%	8.74%	30.77%	22.29%	(1.57)%	23.16%
Ratios to Average Net Assets F, L
Expenses before reductions	.95%A	.96%	1.04%	1.21%	1.18%	1.08%
Expenses net of fee waivers, if any	.95%A	.96%	1.04%	1.21%	1.18%	1.08%
Expenses net of all reductions	.95%A	.96%	1.03%	1.21%	1.17%	1.07%
Net investment income (loss)	.81%A	.68%	.73%	-%H	.51% I	.12% J
Supplemental Data
Net assets, end of period (in millions)	$ 242	$ 233	$ 243	$ 203	$ 190	$ 221
Portfolio turnover rate G	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.28)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.11)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.05)%. K The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. M Total distributions of $.31 per share is comprised of distributions from net investment income of $.305 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 37.28	$ 28.58	$ 23.48	$ 23.90	$ 19.44
Income from Investment Operations
Net investment income (loss) E	.12	.18	.18	(.05) H	.08 I	(.01) J
Net realized and unrealized gain (loss)	2.68	2.98	8.54	5.22	(.50)	4.48
Total from investment operations	2.80	3.16	8.72	5.17	(.42)	4.47
Distributions from net investment income	(.22)	(.16)	(.02)	(.07)	-	-
Distributions from net realized gain	(.01)	-	-	-	-	(.01)
Total distributions	(.22) L	(.16)	(.02)	(.07)	-	(.01)
Net asset value, end of period	$ 42.86	$ 40.28	$ 37.28	$ 28.58	$ 23.48	$ 23.90
Total ReturnB, C, D	7.00%	8.51%	30.52%	22.08%	(1.76)%	22.98%
Ratios to Average Net Assets F, K
Expenses before reductions	1.16%A	1.17%	1.23%	1.38%	1.35%	1.26%
Expenses net of fee waivers, if any	1.16%A	1.17%	1.23%	1.38%	1.35%	1.26%
Expenses net of all reductions	1.16%A	1.17%	1.22%	1.38%	1.35%	1.25%
Net investment income (loss)	.59%A	.47%	.54%	(.17)% H	.33% I	(.06)% J
Supplemental Data
Net assets, end of period (in millions)	$ 330	$ 324	$ 335	$ 283	$ 274	$ 344
Portfolio turnover rate G	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.45)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.29)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.23)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. L Total distributions of $.22 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.008 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.44	$ 32.86	$ 25.34	$ 20.87	$ 21.37	$ 17.48
Income from Investment Operations
Net investment income (loss) E	-	(.05)	(.02)	(.18) H	(.06) I	(.13) J
Net realized and unrealized gain (loss)	2.37	2.63	7.54	4.65	(.44)	4.03
Total from investment operations	2.37	2.58	7.52	4.47	(.50)	3.90
Distributions from net realized gain	-	-	-	-	-	(.01)
Net asset value, end of period	$ 37.81	$ 35.44	$ 32.86	$ 25.34	$ 20.87	$ 21.37
Total ReturnB, C, D	6.69%	7.85%	29.68%	21.42%	(2.34)%	22.29%
Ratios to Average Net Assets F, K
Expenses before reductions	1.78%A	1.78%	1.83%	1.97%	1.93%	1.83%
Expenses net of fee waivers, if any	1.78%A	1.78%	1.83%	1.97%	1.93%	1.83%
Expenses net of all reductions	1.78%A	1.78%	1.82%	1.97%	1.93%	1.82%
Net investment income (loss)	(.02)%A	(.14)%	(.07)%	(.76)% H	(.25)% I	(.64)% J
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 7	$ 11	$ 13	$ 16	$ 30
Portfolio turnover rate G	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.04)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 35.07	$ 32.52	$ 25.06	$ 20.64	$ 21.13	$ 17.29
Income from Investment Operations
Net investment income (loss) E	.01	(.03)	(.01)	(.17) H	(.05) I	(.12) J
Net realized and unrealized gain (loss)	2.35	2.60	7.47	4.59	(.44)	3.97
Total from investment operations	2.36	2.57	7.46	4.42	(.49)	3.85
Distributions from net investment income	(.06)	(.02)	-	-	-	-
Distributions from net realized gain	(.01)	-	-	-	-	(.01)
Total distributions	(.07)	(.02)	-	-	-	(.01)
Net asset value, end of period	$ 37.36	$ 35.07	$ 32.52	$ 25.06	$ 20.64	$ 21.13
Total ReturnB, C, D	6.73%	7.91%	29.77%	21.41%	(2.32)%	22.25%
Ratios to Average Net Assets F, K
Expenses before reductions	1.71%A	1.72%	1.78%	1.95%	1.92%	1.83%
Expenses net of fee waivers, if any	1.71%A	1.72%	1.78%	1.95%	1.92%	1.83%
Expenses net of all reductions	1.71%A	1.72%	1.77%	1.95%	1.92%	1.82%
Net investment income (loss)	.05%A	(.08)%	(.02)%	(.75)% H	(.24)% I	(.63)% J
Supplemental Data
Net assets, end of period (in millions)	$ 55	$ 53	$ 54	$ 43	$ 40	$ 49
Portfolio turnover rate G	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (1.02)%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.86)%. J Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.80)%. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Value Strategies Fund

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 43.56	$ 40.28	$ 30.89	$ 25.37	$ 25.80	$ 20.89
Income from Investment Operations
Net investment income (loss) D	.24	.40	.37	.09 G	.22 H	.09 I
Net realized and unrealized gain (loss)	2.90	3.21	9.20	5.62	(.54)	4.83
Total from investment operations	3.14	3.61	9.57	5.71	(.32)	4.92
Distributions from net investment income	(.41)	(.33)	(.18)	(.19)	(.10) J	-
Distributions from net realized gain	(.01)	-	-	-	(.01) J	(.01)
Total distributions	(.42)	(.33)	(.18)	(.19)	(.11)	(.01)
Net asset value, end of period	$ 46.28	$ 43.56	$ 40.28	$ 30.89	$ 25.37	$ 25.80
Total ReturnB, C	7.28%	9.05%	31.14%	22.69%	(1.29)%	23.54%
Ratios to Average Net Assets E, K
Expenses before reductions	.68%A	.69%	.73%	.89%	.88%	.81%
Expenses net of fee waivers, if any	.68%A	.69%	.73%	.89%	.88%	.81%
Expenses net of all reductions	.68%A	.69%	.72%	.89%	.88%	.80%
Net investment income (loss)	1.07%A	.95%	1.03%	.31% G	.80% H	.39% I
Supplemental Data
Net assets, end of period (in millions)	$ 723	$ 786	$ 681	$ 396	$ 284	$ 360
Portfolio turnover rate F	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .18%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. J The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 43.57	$ 40.28	$ 30.89	$ 25.38	$ 25.82	$ 20.86
Income from Investment Operations
Net investment income (loss) D	.27	.47	.43	.14 G	.28 H	.15 I
Net realized and unrealized gain (loss)	2.90	3.20	9.18	5.61	(.55)	4.82
Total from investment operations	3.17	3.67	9.61	5.75	(.27)	4.97
Distributions from net investment income	(.47)	(.38)	(.22)	(.24)	(.16) J	-
Distributions from net realized gain	(.01)	-	-	-	(.01) J	(.01)
Total distributions	(.48)	(.38)	(.22)	(.24)	(.17)	(.01)
Net asset value, end of period	$ 46.26	$ 43.57	$ 40.28	$ 30.89	$ 25.38	$ 25.82
Total ReturnB, C	7.36%	9.21%	31.34%	22.93%	(1.11)%	23.81%
Ratios to Average Net Assets E, K
Expenses before reductions	.52%A	.53%	.58%	.71%	.68%	.58%
Expenses net of fee waivers, if any	.52%A	.53%	.58%	.71%	.68%	.58%
Expenses net of all reductions	.52%A	.53%	.57%	.71%	.68%	.56%
Net investment income (loss)	1.23%A	1.11%	1.18%	.50% G	1.00% H	.62% I
Supplemental Data
Net assets, end of period (in millions)	$ 85	$ 97	$ 119	$ 70	$ 47	$ 47
Portfolio turnover rate F	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .22%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .38%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .46%. J The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2015	Years ended November 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 41.57	$ 38.46	$ 29.51	$ 24.26	$ 24.69	$ 19.97
Income from Investment Operations
Net investment income (loss) D	.22	.37	.34	.08 G	.22 H	.10 I
Net realized and unrealized gain (loss)	2.78	3.06	8.79	5.37	(.53)	4.63
Total from investment operations	3.00	3.43	9.13	5.45	(.31)	4.73
Distributions from net investment income	(.41)	(.32)	(.18)	(.20)	(.11) J	-
Distributions from net realized gain	(.01)	-	-	-	(.01) J	(.01)
Total distributions	(.42)	(.32)	(.18)	(.20)	(.12)	(.01)
Net asset value, end of period	$ 44.15	$ 41.57	$ 38.46	$ 29.51	$ 24.26	$ 24.69
Total ReturnB, C	7.29%	9.01%	31.11%	22.67%	(1.30)%	23.67%
Ratios to Average Net Assets E, K
Expenses before reductions	.70%A	.71%	.76%	.90%	.86%	.74%
Expenses net of fee waivers, if any	.70%A	.71%	.76%	.90%	.86%	.74%
Expenses net of all reductions	.70%A	.71%	.75%	.90%	.86%	.73%
Net investment income (loss)	1.06%	.93%	1.00%	.31% G	.82% H	.46% I
Supplemental Data
Net assets, end of period (in millions)	$ 87	$ 86	$ 74	$ 66	$ 52	$ 53
Portfolio turnover rate F	4% A	6%	22%	23%	34%	99%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .03%. H Investment income per share reflects a large, non-recurring dividend which amounted to $.16 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .29%. J The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Value Strategies Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Value Strategies Fund, Class K and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved a change in the name of Institutional Class to Class I effective July 1, 2015.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued base on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 627,892
Gross unrealized depreciation	(23,972)
Net unrealized appreciation (depreciation) on securities and other investments	$ 603,920

Tax cost	$ 946,670

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (52,256)
2017	(187,132)
Total capital loss carryforward	$ (239,388)

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $33,252 and $116,379, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged 25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment **(up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Value Strategies Fund as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .43% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 294	$ 6
Class T	.25%	.25%	813	16
Class B	.75%	.25%	32	24
Class C	.75%	.25%	268	14
			$ 1,407	$ 60

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	4
Class B*	1
Class C*	1
$ 17

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 261.22
Class T	302.19
Class B	10.30
Class C	62.23
Fidelity Value Strategies Fund	765.21
Class K	20.05
Institutional Class	95.22
	$ 1,515

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $485, including $3 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $7 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses, including certain Fidelity Value Strategies Fund expenses during the period in the amount of $1.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2015	Year ended November 30, 2014
From net investment income
Class A	$ 1,818	$ 1,567
Class T	1,723	1,415
Class C	88	32
Fidelity Value Strategies Fund	7,313	5,578
Fidelity Value Strategies Fund Class K	938	1,131
Institutional Class	842	608
Total	$ 12,722	$ 10,331
From net realized gain
Class A	$ 48	$ -
Class T	64	-
Class C	12	-
Fidelity Value Strategies Fund	142	-
Fidelity Value Strategies Fund Class K	16	-
Institutional Class	16	-
Total	$ 298	$ -

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class A
Shares sold	231	546	$ 9,217	$ 20,399
Reinvestment of distributions	46	41	1,760	1,447
Shares redeemed	(411)	(1,342)	(16,286)	(50,201)
Net increase (decrease)	(134)	(755)	$ (5,309)	$ (28,355)
Class T
Shares sold	277	435	$ 11,420	$ 16,774
Reinvestment of distributions	41	35	1,646	1,293
Shares redeemed	(659)	(1,420)	(26,990)	(54,916)
Net increase (decrease)	(341)	(950)	$ (13,924)	$ (36,849)
Class B
Shares sold	-*	1	$ 13	$ 30
Shares redeemed	(53)	(140)	(1,917)	(4,799)
Net increase (decrease)	(53)	(139)	$ (1,904)	$ (4,769)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2015	Year ended November 30, 2014	Six months ended May 31, 2015	Year ended November 30, 2014
Class C
Shares sold	76	125	$ 2,752	$ 4,210
Reinvestment of distributions	3	1	95	29
Shares redeemed	(114)	(282)	(4,128)	(9,502)
Net increase (decrease)	(35)	(156)	$ (1,281)	$ (5,263)
Fidelity Value Strategies Fund
Shares sold	494	7,626	$ 21,929	$ 315,612
Reinvestment of distributions	106	127	4,551	4,998
Shares redeemed	(3,016)	(6,627)	(133,055)	(273,372)
Net increase (decrease)	(2,416)	1,126	$ (106,575)	$ 47,238
Fidelity Value Strategies Fund Class K
Shares sold	169	669	$ 7,534	$ 27,831
Reinvestment of distributions	22	29	954	1,131
Shares redeemed	(581)	(1,437)	(25,285)	(60,236)
Net increase (decrease)	(390)	(739)	$ (16,797)	$ (31,274)
Institutional Class
Shares sold	150	522	$ 6,404	$ 20,905
Reinvestment of distributions	18	14	748	523
Shares redeemed	(257)	(403)	(10,878)	(15,969)
Net increase (decrease)	(89)	133	$ (3,726)	$ 5,459

* Amount represents three hundred and thirty four shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

SO-USAN-0715
1.786805.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2015